UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

53 State Street, 33rd Floor, Boston, MA 02109

(Address of principal executive offices) (Zip Code)

Tara Pari, Chief Executive Officer, 53 State Street, 33rd Floor, Boston, MA 02109

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/23

Date of reporting period: 02/28/23

Item 1. Reports to Stockholders.

The annual reports for each series of the registrant for the period ended February 28, 2023 are filed herewith.

GMO Trust

Annual Report

February 28, 2023

Climate Change Fund

Emerging Markets ex-China Fund

Emerging Markets Fund

Emerging Markets Select Equity Fund

    (formerly Emerging Domestic Opportunities Fund)

International Equity Fund

Japan Value Creation Fund

Quality Cyclicals Fund

Quality Fund

Resource Transition Fund

Resources Fund

Small Cap Quality Fund

Tax-Managed International Equities Fund

U.S. Equity Fund

U.S. Opportunistic Value Fund

U.S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

This page has been left blank intentionally.

GMO Climate Change Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class III shares of GMO Climate Change Fund returned -1.92% (net) for the fiscal year ended February 28, 2023, as compared with -8.26% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned -1.9% for the year. This helped drive strong relative performance versus both broad global equities and the broader clean energy sector. Solar companies and lithium producers were the standouts within clean energy, while wind and biofuel companies fell more than broader global markets. Canadian Solar and SolarEdge Technologies were the top contributing individual positions.

The Fund’s electric grid and water allocations, significantly smaller positions than clean energy, also added to absolute returns by finishing the year well above broad global equities.

The Fund’s agriculture holdings faced the most headwinds, returning around -5%. PhosAgro and Ros Agro were two of the biggest individual detractors.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

3

GMO Climate Change Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Climate Change Fund Class III Shares and the MSCI ACWI

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	Since Inception
Class III	-1.92%	10.62%	4/5/17 12.86%
Class R6	-1.90%	n/a	1/16/20 14.01%
Class I	-2.03%	n/a	2/25/20 16.35%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, R6 and I the gross expense ratio of 0.81%, 0.81% and 0.91%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.77%, 0.77% and 0.87% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

4

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.5%
Mutual Funds	2.9
Short-Term Investments	0.2
Other	(0.6)

100.0%

Country/Region Summary¤	% of Investments
United States	47.8%
Canada	11.1
France	6.3
South Korea	5.7
Japan	5.0
Germany	3.2
Brazil	3.2
Denmark	2.8
China	2.7
Mexico	2.7
Other Developed	2.6 ‡
Spain	1.9
Finland	1.3
United Kingdom	1.3
Chile	1.3
Other Emerging	1.1 †

100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	48.5%
Energy Efficiency	20.3
Agriculture	12.6
Copper	8.3
Water	6.1
Electric Grid	3.8
Cash/Other	0.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

5

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 97.5%
	Argentina — 0.9%
991,915	Adecoagro SA (a)	8,054,350

	Australia — 0.3%
320,055	Clean TeQ Water Ltd * (a)	80,793
352,923	Sandfire Resources Ltd	1,389,660
1,399,037	Sunrise Energy Metals Ltd * (a)	1,504,678

	Total Australia	2,975,131

	Belgium — 0.6%
173,060	Umicore SA	5,767,848

	Brazil — 3.2%
2,293,670	Dexco SA	2,856,436
1,948,167	Sao Martinho SA	10,121,411
723,320	SLC Agricola SA	6,807,051
1,124,400	Suzano SA	10,252,960

	Total Brazil	30,037,858

	Canada — 11.1%
476,293	Anaergia Inc * (a)	1,532,375
837,710	Canadian Solar Inc *	33,298,973
708,464	First Quantum Minerals Ltd	15,477,693
1,925,700	Greenlane Renewables Inc * (a)	606,853
3,171,457	Ivanhoe Mines Ltd – Class A *	26,496,599
1,008,392	Largo Inc * (a)	6,451,640
1,333,508	Li-Cycle Holdings Corp * (a)	8,081,058
194,500	Northland Power Inc	4,725,302
90,860	Nutrien Ltd	7,079,689

	Total Canada	103,750,182

	Chile — 1.3%
131,658	Sociedad Quimica y Minera de Chile SA Sponsored ADR	11,684,648

	China — 2.8%
1,031,000	Canvest Environmental Protection Group Co Ltd	508,135
8,528,114	China High Speed Transmission Equipment Group Co Ltd *	3,525,470
3,654,494	China Water Affairs Group Ltd	3,251,454
225,792	Hollysys Automation Technologies Ltd	4,152,315
742,500	Ming Yang Smart Energy Group Ltd – Class A	2,716,186
1,737,600	Tianjin Capital Environmental Protection Group Co Ltd – Class A	1,612,854
2,606,006	Tianneng Power International Ltd (a)	3,343,196
5,342,352	Xinjiang Goldwind Science & Technology Co Ltd – Class H (a)	4,819,047
1,226,576	Yutong Bus Co Ltd – Class A	1,765,673

	Total China	25,694,330

Shares	Description	Value ($)
	Denmark — 2.8%
915,363	Vestas Wind Systems A/S	26,119,829

	Finland — 1.3%
429,093	Kemira Oyj	8,218,626
62,677	Neste Oyj	3,022,989
44,979	Uponor Oyj	837,078

	Total Finland	12,078,693

	France — 6.3%
141,314	Nexans SA	13,624,450
194,164	STMicroelectronics NV	9,301,452
644,103	Valeo	13,381,072
631,256	Veolia Environnement SA	18,839,396
2,944	Vilmorin & Cie SA	150,122
114,522	Waga Energy SA *	3,282,990

	Total France	58,579,482

	Germany — 3.2%
359,049	E.ON SE	3,917,533
244,304	Infineon Technologies AG	8,642,591
97,550	Knorr-Bremse AG	6,629,976
72,789	Siemens AG (Registered)	11,092,446

	Total Germany	30,282,546

	Israel — 0.2%
317,225	ICL Group Ltd	2,302,217

	Japan — 5.1%
263,700	Ebara Corp	11,206,503
240,700	GS Yuasa Corp	4,337,798
23,000	Kurita Water Industries Ltd	1,039,144
9,900	METAWATER Co Ltd	121,195
151,600	Organo Corp	3,782,536
815,300	Panasonic Holdings Corp (a)	7,119,219
995,100	Renesas Electronics Corp *	12,854,190
454,700	Yokogawa Electric Corp	6,791,068

	Total Japan	47,251,653

	Mexico — 2.7%
4,295,205	Grupo Mexico SAB de CV – Series B	19,318,035
2,754,600	Orbia Advance Corp SAB de CV	5,722,534

	Total Mexico	25,040,569

	Netherlands — 0.4%
86,187	Arcadis NV	3,563,965

	Norway — 0.7%
778,202	Austevoll Seafood ASA	6,649,499

	Russia — 0.0%
72,215	MMC Norilsk Nickel PJSC (b)	139,426
3	MMC Norilsk Nickel PJSC ADR * (b)	1
120,856	PhosAgro PJSC (b)	108,472

See accompanying notes to the financial statements.	6

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Russia — continued
2,335	PhosAgro PJSC GDR * (b) (c)	699
169,638	Ros Agro Plc GDR (Registered) * (b)	17,770

	Total Russia	266,368

	South Korea — 5.8%
102,300	LG Chem Ltd	52,514,945
2,346	Samsung SDI Co Ltd	1,232,532

	Total South Korea	53,747,477

	Spain — 1.9%
23,995	Acciona SA	4,520,781
239,948	Endesa SA	4,705,384
414,526	Iberdrola SA	4,751,885
221,863	Red Electrica Corp SA	3,680,395

	Total Spain	17,658,445

	Sweden — 0.2%
244,125	Munters Group AB	2,355,205

	Switzerland — 0.1%
6,625	Gurit Holding AG (a)	689,199

	Thailand — 0.1%
2,418,500	SPCG Pcl	999,237

	Ukraine — 0.1%
219,994	Kernel Holding SA *	995,844

	United Kingdom — 1.3%
181,900	Atlantica Sustainable Infrastructure Plc	5,020,440
303,072	National Grid Plc	3,803,465
366,690	Renewi Plc *	3,030,201

	Total United Kingdom	11,854,106

	United States — 45.1%
342,762	Aemetis, Inc. * (a)	1,223,660
107,492	AGCO Corp.	15,135,949
281,700	Alcoa Corp.	13,786,398
730,460	Ameresco, Inc. – Class A *	32,103,717
351,561	BorgWarner, Inc.	17,676,487
2,927,838	Clean Energy Fuels Corp. *	16,395,893
42,163	Consolidated Edison, Inc.	3,767,264
55,938	Constellation Energy Corp.	4,189,197
205,424	Corteva, Inc.	12,795,861
501,350	Darling Ingredients, Inc. *	31,720,414
17,622	Deere & Co.	7,387,847
56,866	Edison International	3,765,098
52,691	EnerSys	4,778,547
90,128	Exelon Corp.	3,640,270
307,122	Freeport-McMoRan, Inc.	12,582,788
1,171,395	Gevo, Inc. * (a)	2,167,081
5,292,084	GrafTech International Ltd.	29,900,275
725,731	Green Plains, Inc. *	25,161,094

Shares	Description	Value ($)
	United States — continued
859,990	Livent Corp. *	20,166,765
299,118	Mosaic Co. (The)	15,910,086
211,748	Mueller Water Products, Inc. – Class A	2,936,945
20,787	MYR Group, Inc. *	2,507,120
26,300	NextEra Energy Partners LP	1,742,638
78,265	ON Semiconductor Corp. *	6,058,494
47,209	Owens Corning	4,616,568
29,572	Pentair Plc	1,654,258
162,881	PotlatchDeltic Corp. (REIT)	7,518,587
142,123	Sensata Technologies Holding Plc	7,188,581
126,437	SolarEdge Technologies, Inc. *	40,196,851
2,240,487	Sunrun, Inc. *	53,861,307
72,253	TE Connectivity Ltd.	9,199,252
5,357	Valmont Industries, Inc.	1,699,937
68,658	Westinghouse Air Brake Technologies Corp.	7,163,089

	Total United States	420,598,318

	TOTAL COMMON STOCKS (COST $899,870,247)	908,996,999

	MUTUAL FUNDS — 2.9%
	United States — 2.9%
	Affiliated Issuers — 2.9%
5,441,764	GMO U.S. Treasury Fund (d)	27,154,401

	Total United States	27,154,401

	TOTAL MUTUAL FUNDS (COST $27,142,335)	27,154,401

7	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
2,242,517	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (e)	2,242,517

	TOTAL SHORT-TERM INVESTMENTS (COST $2,242,517)	2,242,517

	TOTAL INVESTMENTS — 100.6% (Cost $929,255,099)	938,393,917
	Other Assets and Liabilities (net) — (0.6)%	(5,534,744)

	TOTAL NET ASSETS — 100.0%	$932,859,173

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2023
PhosAgro PJSC GDR	08/09/19	$36,037	0.0%	$699

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.
(d)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).
(e)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

See accompanying notes to the financial statements.	8

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of fund Performance

Class VI shares of GMO Emerging Markets ex-China Fund returned -15.97% (net) for the fiscal year ended February 28, 2023, as compared with -14.92% for the MSCI Emerging Markets ex-China Index.

Country-sector allocation detracted from the Fund’s relative returns for the fiscal year. In particular, the Fund’s overweight positions in Russian Materials and Russian Energy hurt relative performance.

Stock selection detracted from the Fund’s relative returns for the period. The Fund’s stock selection in Russian Materials, Russian Energy, and Taiwanese Industrials hurt relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

9

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Emerging Markets ex-China Fund Class VI Shares and the MSCI Emerging Markets

ex-China Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	Since Inception
Class III	-16.04%	11/17/21 -24.00%
Class VI	-15.97%	10/18/21 -22.65%
Class I	-16.19%	12/1/21 -22.71%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, VI and I the gross expense ratio of 0.97%, 0.88% and 1.14%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.81%, 0.68% and 0.96% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

10

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.4%
Preferred Stocks	6.2
Mutual Funds	0.1
Short-Term Investments	0.0 ^
Other	(2.7)

100.0%

Country/Region Summary¤	% of Investments
Taiwan	32.7%
South Korea	19.9
Brazil	10.4
Mexico	8.0
India	6.7
South Africa	6.4
Indonesia	4.4
Vietnam	2.4
Poland	2.0
Hungary	1.6
Chile	1.5
Thailand	0.8
United Kingdom	0.7 *
Qatar	0.6
Egypt	0.5
Russia	0.5
Turkey	0.3
Philippines	0.2
Czech Republic	0.2
United States	0.1 *
Malaysia	0.1
Greece	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments#
Technology Hardware & Equipment	18.0%
Banks	14.6
Materials	14.1
Energy	11.4
Semiconductors & Semiconductor Equipment	8.7
Transportation	7.8
Food, Beverage & Tobacco	6.8
Diversified Financials	3.7
Insurance	3.7
Automobiles & Components	1.6
Utilities	1.3
Food & Staples Retailing	1.3
Telecommunication Services	1.2
Capital Goods	1.0
Software & Services	1.0
Household & Personal Products	0.8
Health Care Equipment & Services	0.7
Media & Entertainment	0.5
Retailing	0.5
Pharmaceuticals, Biotechnology & Life Sciences	0.4
Consumer Durables & Apparel	0.3
Consumer Services	0.3
Real Estate	0.2
Commercial & Professional Services	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

11

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%
	Brazil — 4.6%
962,100	Ambev SA	2,460,633
19,200	Banco do Brasil SA	147,793
300	Banco Santander Brasil SA ADR	1,638
186,300	BB Seguridade Participacoes SA	1,217,340
7,200	Cia Brasileira de Aluminio	14,330
139,500	CPFL Energia SA	807,085
27,800	EDP—Energias do Brasil SA	104,234
159,527	Enauta Participacoes SA	419,884
12,400	Engie Brasil Energia SA	93,033
3,100	Fleury SA	8,402
65,303	Localiza Rent a Car SA	692,140
168,400	Transmissora Alianca de Energia Eletrica SA	1,141,548
35,000	Ultrapar Participacoes SA	88,111
11,600	Vale SA	189,041
259,002	Vale SA Sponsored ADR – Class B	4,232,093

	Total Brazil	11,617,305

	Chile — 1.6%
6	Banco de Chile	0
35,530	CAP SA	295,371
9,835	Cencosud SA	18,590
44,531	Cencosud Shopping SA	63,445
19,200	Cia Cervecerias Unidas SA Sponsored ADR	291,456
3,353,198	Colbun SA	384,476
92,049	Inversiones La Construccion SA	401,402
28,500	Sociedad Quimica y Minera de Chile SA
	Sponsored ADR	2,529,375

	Total Chile	3,984,115

	Czech Republic — 0.2%
705	Philip Morris CR AS	546,098

	Egypt — 0.5%
32,022	Abou Kir Fertilizers & Chemical Industries	43,625
414,704	Commercial International Bank Egypt SAE	718,950
937,132	Eastern Co SAE	566,482

	Total Egypt	1,329,057

	Greece — 0.0%
2,715	Jumbo SA	54,213

	Hungary — 1.6%
96,339	MOL Hungarian Oil & Gas Plc	731,567
98,163	OTP Bank Nyrt	2,973,639
19,080	Richter Gedeon Nyrt	399,949

	Total Hungary	4,105,155

	India — 6.9%
27,073	Aurobindo Pharma Ltd	150,872
20,000	Axis Bank Ltd GDR (Registered)	1,012,638

Shares	Description	Value ($)
	India — continued
34,200	Azure Power Global Ltd *	113,544
59,181	Castrol India Ltd	82,234
9,038	City Union Bank Ltd	15,129
1,866,066	Coal India Ltd	4,845,398
28,954	Cochin Shipyard Ltd	158,600
7,909	Colgate-Palmolive India Ltd	141,333
15,065	Coromandel International Ltd	164,688
5,143	Deepak Fertilisers & Petrochemicals Corp Ltd	38,840
9,436	EID Parry India Ltd	56,944
48,991	Engineers India Ltd	42,553
31,711	Exide Industries Ltd	67,444
16,065	GHCL Ltd	100,372
9,524	Godawari Power and Ispat Ltd	39,238
12,975	Great Eastern Shipping Co Ltd (The)	86,161
49,593	Gujarat Mineral Development Corp Ltd	79,990
12,390	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	78,893
122,392	Gujarat State Fertilizers & Chemicals Ltd	185,250
14,039	HDFC Bank Ltd ADR	949,598
80,000	ICICI Bank Ltd Sponsored ADR	1,654,400
131	Indus Towers Ltd	273
70,010	Infosys Ltd Sponsored ADR	1,255,979
483,091	ITC Ltd	2,199,162
38,128	L&T Finance Holdings Ltd	40,496
7,108	Mahanagar Gas Ltd	76,796
12,400	MakeMyTrip Ltd *	321,408
159,172	Manappuram Finance Ltd	198,132
334,008	National Aluminium Co Ltd	316,258
121,694	NBCC India Ltd	48,823
37,102	NCC Ltd	40,108
749,082	Oil & Natural Gas Corp Ltd	1,374,000
51,199	Oil India Ltd	152,338
4,087	Oracle Financial Services Software Ltd	155,923
138,148	Petronet LNG Ltd	370,645
13,840	Redington Ltd	28,505
13,907	RITES Ltd	54,780
44,092	Sun TV Network Ltd	229,409
28,656	Welspun Corp Ltd	63,736
6,400	WNS Holdings Ltd ADR *	556,288
12,551	Zensar Technologies Ltd	43,976

	Total India	17,591,154

	Indonesia — 4.5%
16,037,800	Adaro Energy Indonesia Tbk PT	3,142,168
858,000	AKR Corporindo Tbk PT	77,873
5,745,200	Bank Central Asia Tbk PT	3,295,094
1,496,100	Bank Mandiri Persero Tbk PT	980,769
859,100	Bank Negara Indonesia Persero Tbk PT	494,091
3,008,900	Bank Rakyat Indonesia Persero Tbk PT	920,920
3,085,800	Bukit Asam Tbk PT	780,830
1,348,300	Indika Energy Tbk PT	203,269
313,500	Indo Tambangraya Megah Tbk PT	764,178

See accompanying notes to the financial statements.	12

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Indonesia — continued
452,700	United Tractors Tbk PT	828,011

	Total Indonesia	11,487,203

	Malaysia — 0.1%
184,300	Hartalega Holdings Bhd	60,362
127,700	Hibiscus Petroleum Bhd	30,260
284,300	Kossan Rubber Industries Bhd	69,039
41,800	Petronas Chemicals Group Bhd	66,679
800	RHB Bank Bhd	1,013

	Total Malaysia	227,353

	Mexico — 8.2%
726,778	America Movil SAB de CV – Series L	746,381
36,377	America Movil SAB de CV – Class L Sponsored ADR	748,639
130,900	Arca Continental SAB de CV	1,108,713
200,700	Banco del Bajio SA	766,864
7,300	Coca-Cola Femsa SAB de CV Sponsored ADR	525,673
539,400	Credito Real SAB de CV SOFOM ER * (a)	—
5,000	Fomento Economico Mexicano SAB de CV Sponsored ADR	459,600
600	Grupo Aeroportuario del Centro Norte SAB de CV ADR	46,794
19,900	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	190,272
3,700	Grupo Aeroportuario del Pacifico SAB de CV – Class B	70,190
33,395	Grupo Aeroportuario del Sureste SAB de CV – Class B	956,156
240	Grupo Aeroportuario del Sureste SAB de CV ADR	68,683
1,215,867	Grupo Financiero Banorte SAB de CV – Class O	10,292,323
225,000	Grupo Mexico SAB de CV – Series B	1,011,956
107,100	Qualitas Controladora SAB de CV	666,196
77,300	Regional SAB de CV	641,332
631,037	Wal-Mart de Mexico SAB de CV	2,486,692

	Total Mexico	20,786,464

	Philippines — 0.2%
35,350	GT Capital Holdings Inc	331,265
420,300	Puregold Price Club Inc	239,222

	Total Philippines	570,487

	Poland — 2.1%
35,576	Bank Polska Kasa Opieki SA	715,902
10,768	Jastrzebska Spolka Weglowa SA *	132,304
193,748	Polski Koncern Naftowy ORLEN SA	2,893,736
183,005	Powszechny Zaklad Ubezpieczen SA	1,504,660

	Total Poland	5,246,602

	Qatar — 0.6%
324,184	Qatar National Bank QPSC	1,500,132

Shares	Description	Value ($)
	Russia — 0.5%
4,036,000	Alrosa PJSC * (a) (b)	32,541
434,347	Etalon Group Plc GDR (Registered) * (a)	3,107
131,280	Evraz Plc (a)	3,232
236,860,000	Federal Grid Co Unified Energy System PJSC * (a)	2,796
102,255	Gazprom Neft PJSC (a)	5,802
897,812	Gazprom PJSC (a)	18,868
6,151,400	Inter RAO UES PJSC (a)	2,797
122,088	LUKOIL PJSC (a)	64,501
4,327,340	Magnitogorsk Iron & Steel Works PJSC * (a) (b)	22,597
7,832	MMC Norilsk Nickel PJSC (a)	15,121
5	MMC Norilsk Nickel PJSC ADR * (a)	1
172,200	Mobile TeleSystems PJSC ADR* (a)	11,931
88,090	Moscow Exchange MICEX-RTS PJSC * (a)	1,356
93,370	Novatek PJSC (a)	13,287
1,403,510	Novolipetsk Steel PJSC * (a)	23,391
4,917	PhosAgro PJSC (a)	4,413
95	PhosAgro PJSC GDR * (a) (b)	28
276,810	Polymetal International Plc *	815,037
11,902	Polyus PJSC * (a)	13,922
1	Polyus PJSC GDR (Registered) * (a)	1
4,917	Ros Agro Plc GDR (Registered) * (a)	515
50,074,400	RusHydro PJSC (a)	5,264
3,446,432	Sberbank of Russia PJSC * (a) (b)	78,021
140,607	Severstal PJSC GDR (Registered) * (a) (b)	19,873
2,387,800	Surgutneftegas PJSC (a)	7,267
657,084	Tatneft PJSC (a)	28,709
9,408	TCS Group Holding Plc GDR (Registered) * (a)	3,229

	Total Russia	1,197,607

	South Africa — 6.6%
1	Absa Group Ltd	11
50,985	Anglo American Platinum Ltd	2,819,289
2,190	Aspen Pharmacare Holdings Ltd	16,911
61,129	AVI Ltd	253,086
6,221	Capitec Bank Holdings Ltd	593,510
2,833	Clicks Group Ltd	41,271
11,088	Exxaro Resources Ltd	121,362
915,141	FirstRand Ltd	3,264,090
72,127	Foschini Group Ltd (The)	398,389
145,618	Impala Platinum Holdings Ltd	1,359,619
15,943	Investec Ltd	102,003
59,968	Kumba Iron Ore Ltd	1,563,838
14,313	Motus Holdings Ltd	86,339
62,346	Mr Price Group Ltd	517,041
53,310	MTN Group Ltd	420,053
104,250	Ninety One Ltd	261,409
808,940	Old Mutual Ltd	524,714
15,057	Omnia Holdings Ltd	48,980
152	Reinet Investments SCA	3,009
74,593	Sanlam Ltd	242,754
240,447	Sibanye Stillwater Ltd	485,479

13	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	South Africa — continued
109,300	Sibanye Stillwater Ltd ADR	885,330
35,811	Thungela Resources Ltd (c)	413,333
42,885	Thungela Resources Ltd (c)	498,636
44,728	Tiger Brands Ltd	540,630
97,283	Truworths International Ltd	313,294
156,823	Vodacom Group Ltd	1,080,771

	Total South Africa	16,855,151

	South Korea — 20.4%
2,327	BGF retail Co Ltd	318,273
13,337	BH Co Ltd	238,042
459	Caregen Co Ltd	61,167
23,514	Cheil Worldwide Inc	355,514
6	CJ CheilJedang Corp	1,456
3,515	Coway Co Ltd	141,816
6,472	Daeduck Electronics Co Ltd	102,462
20,419	Daou Data Corp	748,448
8,396	DB HiTek Co Ltd	286,834
5,155	DB Insurance Co Ltd	299,990
135,863	Dongwon Development Co Ltd	330,781
36	GOLFZON Co Ltd *	3,899
1,487	GS Holdings Corp	45,703
3,235	HAESUNG DS Co Ltd	98,078
22,097	Hana Financial Group Inc	757,866
1,507	Handsome Co Ltd	29,277
9,802	Hankook Tire & Technology Co Ltd	275,726
26,261	HMM Co Ltd *	446,781
7,286	Huchems Fine Chemical Corp	111,183
48,482	Humasis Co Ltd *	542,048
3,466	Hyundai Glovis Co Ltd	415,095
15,950	Hyundai Marine & Fire Insurance Co Ltd	424,416
10,145	Hyundai Mobis Co Ltd	1,629,529
1,098	Industrial Bank of Korea	8,610
7,380	INTOPS Co Ltd	156,290
1,775	JB Financial Group Co Ltd	12,394
36,734	KB Financial Group Inc	1,422,674
4,016	KCC Glass Corp	123,366
273	KEPCO Plant Service & Engineering Co Ltd *	6,679
39,898	Kia Corp	2,267,408
91,299	Korea Real Estate Investment & Trust Co Ltd	89,785
4,076	Korea Zinc Co Ltd	1,799,738
65,921	KT Skylife Co Ltd	399,269
101,135	KT&G Corp	6,786,562
10,983	Kumho Petrochemical Co Ltd *	1,305,939
6,054	LOTTE Fine Chemical Co Ltd	265,491
9,491	LX Semicon Co Ltd	662,134
2,570	MegaStudyEdu Co Ltd	134,195
59,200	Meritz Securities Co Ltd	314,146
9,703	Mirae Asset Securities Co Ltd	52,391
1,094	NCSoft Corp	358,955
16,618	NH Investment & Securities Co Ltd *	119,282
491	NongShim Co Ltd	135,871

Shares	Description	Value ($)
	South Korea — continued
6,312	Orion Corp	596,637
6,963	POSCO Holdings Inc	1,678,245
14,500	POSCO Holdings Inc Sponsored ADR	884,355
4,464	PSK Inc	59,735
2,482	S-1 Corp	105,818
365,132	Samsung Electronics Co Ltd	16,706,574
1,411	Samsung Fire & Marine Insurance Co Ltd	228,845
4,743	Samsung SDS Co Ltd	448,570
8,008	Samsung Securities Co Ltd	202,664
1,206	Samyang Foods Co Ltd	108,621
46,746	SD Biosensor Inc	811,704
28,240	Seegene Inc	519,684
1,992	SFA Engineering Corp	54,055
52,120	Shinhan Financial Group Co Ltd	1,530,505
287	SK Chemicals Co Ltd	16,972
656	Soulbrain Co Ltd	115,755
13,389	Spigen Korea Co Ltd	344,799
458	Unid Co Ltd	28,298
370,597	Woori Financial Group Inc	3,416,525
122	Young Poong Corp *	57,492
1,025	Youngone Corp *	33,003

	Total South Korea	52,034,419

	Taiwan — 33.6%
447,000	Acer Inc	370,669
8,000	Advanced Ceramic X Corp	60,859
28,000	Advantech Co Ltd	324,801
1,011,850	AmTRAN Technology Co Ltd	353,952
126,000	Asia Cement Corp	184,734
155,000	Asustek Computer Inc	1,403,890
86,000	Aten International Co Ltd	229,781
20,000	Aurora Corp	52,750
954,000	Catcher Technology Co Ltd	5,765,055
1,383,319	Cathay Financial Holding Co Ltd	1,961,671
39,900	Chailease Holding Co Ltd	292,455
177,000	Chicony Electronics Co Ltd	531,659
161,176	China Development Financial Holding Corp	69,398
469,000	China General Plastics Corp	439,722
689,000	China Steel Corp	708,795
266,000	Chipbond Technology Corp	585,048
119,000	ChipMOS Technologies Inc	141,628
20,000	Chroma ATE Inc	120,432
34,000	Chunghwa Telecom Co Ltd	128,549
33,000	Elan Microelectronics Corp	116,822
1,109,600	Evergreen Marine Corp Taiwan Ltd	5,670,317
68,000	Everlight Electronics Co Ltd	85,595
91,000	Far Eastern New Century Corp	96,740
40,000	Feng Hsin Steel Co Ltd	93,665
269,000	First Financial Holding Co Ltd	235,733
21,000	FLEXium Interconnect Inc *	67,557
110,000	Formosa Advanced Technologies Co Ltd	154,837
49,000	Formosa Chemicals & Fibre Corp	113,712
19,000	Formosa International Hotels Corp	194,612

See accompanying notes to the financial statements.	14

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Taiwan — continued
1,000,000	Formosa Plastics Corp	2,968,568
430,897	Foxconn Technology Co Ltd	783,586
1,506,500	Fubon Financial Holding Co Ltd	2,945,831
34,000	Getac Technology Corp	54,668
132,000	Gigabyte Technology Co Ltd	511,141
24,000	Global Mixed Mode Technology Inc	136,915
449,000	Grand Pacific Petrochemical	291,904
85,000	Greatek Electronics Inc	148,246
1,384,000	HannStar Display Corp *	578,047
41,000	Holtek Semiconductor Inc	99,131
1,416,000	Hon Hai Precision Industry Co Ltd	4,684,130
2,000	International Games System Co Ltd	32,952
169,000	Inventec Corp	146,812
8,000	King Slide Works Co Ltd	109,103
391,000	King’s Town Bank Co Ltd	436,207
104,000	Kung Long Batteries Industrial Co Ltd	477,221
93,000	Largan Precision Co Ltd	6,685,774
843,000	Lite-On Technology Corp	1,918,271
18,000	Makalot Industrial Co Ltd	125,977
542,000	Micro-Star International Co Ltd	2,417,903
260,000	Mitac Holdings Corp	268,621
542,000	Nan Ya Plastics Corp	1,333,552
216,528	Nantex Industry Co Ltd	307,550
201,000	Nanya Technology Corp	382,606
8,000	Nien Made Enterprise Co Ltd	85,177
244,000	Novatek Microelectronics Corp	3,224,607
72,000	Phison Electronics Corp	819,850
32,000	Powertech Technology Inc	92,530
209,000	Primax Electronics Ltd	406,297
275,000	Radiant Opto-Electronics Corp	949,356
22,000	Raydium Semiconductor Corp	294,874
136,744	Shanghai Commercial & Savings Bank Ltd (The)	212,275
63,000	Simplo Technology Co Ltd	608,596
9,000	Sinbon Electronics Co Ltd	87,619
28,000	Sonix Technology Co Ltd	50,196
12,000	Sporton International Inc	104,331
69,000	Synnex Technology International Corp	140,788
55,000	T3EX Global Holdings Corp	124,520
50,000	TaiDoc Technology Corp	310,475
109,200	Taita Chemical Co Ltd	82,601
273,000	Taiwan Glass Industry Corp	208,722
30,000	Taiwan Hon Chuan Enterprise Co Ltd	94,760
283,000	Taiwan PCB Techvest Co Ltd	358,842
311,000	Taiwan Semiconductor Manufacturing Co Ltd	5,145,150
105,980	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	9,227,679
155,000	Taiwan Union Technology Corp	297,521
30,000	TCI Co Ltd	207,762
88,000	Tripod Technology Corp	301,381
45,000	Tung Ho Steel Enterprise Corp	87,710
23,000	TXC Corp	64,795
115,000	United Integrated Services Co Ltd	847,823

Shares	Description	Value ($)
	Taiwan — continued
97,000	Universal Inc	76,351
505,000	USI Corp	415,164
27,000	Walsin Technology Corp	88,078
1,164,250	Wan Hai Lines Ltd	3,013,105
60,000	WPG Holdings Ltd	96,985
3,996,000	Yang Ming Marine Transport Corp	8,410,657
824,580	Yuanta Financial Holding Co Ltd	613,117

	Total Taiwan	85,549,848

	Thailand — 0.8%
116,300	CP ALL Pcl NVDR	203,977
28,200	Kasikornbank Pcl NVDR	109,289
377,000	PTT Exploration & Production Pcl NVDR	1,595,631
151,200	Regional Container Lines Pcl NVDR	133,632
365,900	Sri Trang Gloves Thailand Pcl NVDR	114,875

	Total Thailand	2,157,404

	Turkey — 0.2%
2	Turkiye Is Bankasi AS – Class C	1
1,239,542	Yapi ve Kredi Bankasi AS	656,894

	Total Turkey	656,895

	United Kingdom — 0.7%
35,882	Unilever Plc	1,786,474

	Vietnam — 2.5%
524,500	Duc Giang Chemicals JSC	1,105,613
123,800	IDICO Corp JSC	200,094
96,900	PetroVietnam Ca Mau Fertilizer JSC	95,809
87,200	PetroVietnam Fertilizer & Chemicals JSC	128,413
115,600	PetroVietnam Technical Services Corp	125,953
755,400	SSI Securities Corp	580,253
389,100	Vietnam Dairy Products JSC	1,236,623
709,200	Vietnam Joint Stock Commercial Bank for Industry and Trade *	817,709
3,555,900	VNDirect Securities Corp	2,012,991

	Total Vietnam	6,303,458

	TOTAL COMMON STOCKS (COST $339,867,613)	245,586,594

	PREFERRED STOCKS (d) — 6.2%
	Brazil — 6.2%
26,600	Banco do Estado do Rio Grande do Sul SA – Class B	50,757
241,819	Cia Energetica de Minas Gerais	484,058
52,760	Cia Energetica de Minas Gerais Sponsored ADR	102,882
4,300	Cia Ferro Ligas da Bahia	47,185
533,200	Gerdau SA	2,915,798
87,300	Gerdau SA Sponsored ADR	477,531
512,500	Itausa SA	805,638
273,100	Metalurgica Gerdau SA	656,218

15	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Brazil — continued
1,865,669	Petroleo Brasileiro SA	8,994,353
97,717	Petroleo Brasileiro SA Sponsored ADR	953,718
13,700	Unipar Carbocloro SA – Class B	207,484

	Total Brazil	15,695,622

	Chile — 0.0%
14,812	Embotelladora Andina SA – Class B	36,423

	Russia — 0.0%
3,948,700	Surgutneftegas PJSC (a)	14,643
315	Transneft PJSC (a)	3,840

	Total Russia	18,483

	Taiwan — 0.0%
224,635	China Development Financial Holding Corp	59,877

	TOTAL PREFERRED STOCKS (COST $20,057,749)	15,810,405

	MUTUAL FUNDS — 0.1%
	United States — 0.1%
	Affiliated Issuers — 0.1%
63,933	GMO U.S. Treasury Fund	319,023

	Total United States	319,023

	TOTAL MUTUAL FUNDS (COST $319,023)	319,023

	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
25,328	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (e)	25,328

	TOTAL SHORT-TERM INVESTMENTS (COST $25,328)	25,328

	TOTAL INVESTMENTS — 102.7% (Cost $360,269,713)	261,741,350
	Other Assets and Liabilities (net) — (2.7)%	(6,947,223)

	TOTAL NET ASSETS — 100.0%	$254,794,127

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2023
Alrosa PJSC	10/18/21	$7,054,956	0.0%	$32,541

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2023
Magnitogorsk Iron & Steel Works PJSC	10/18/21	$4,011,995	0.0%	$22,597
PhosAgro PJSC GDR	10/18/21	2,465	0.0%	28
Sberbank of Russia PJSC	10/18/21	16,614,391	0.0%	78,021
Severstal PJSC GDR (Registered)	10/18/21	3,190,235	0.0%	19,873

				$153,060

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	The security is restricted as to resale.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

See accompanying notes to the financial statements.	16

GMO Emerging Markets Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class II shares of GMO Emerging Markets Fund returned -20.78% (net) for the fiscal year ended February 28, 2023, as compared with -15.28% for the MSCI Emerging Markets Index.

Country-sector allocation detracted from the Fund’s relative returns for the fiscal year. In particular, the Fund’s overweight positions in Russian Materials and Russian Energy hurt relative performance.

Stock selection detracted from the Fund’s relative returns for the fiscal year. The Fund’s stock selection in Russian Materials, Russian Energy, and Taiwanese Industrials hurt relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Markets Fund Class II Shares, the MSCI Emerging Markets Index and

the S&P/IFCI Composite

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class II	-20.78%	-5.32%	-1.02%	n/a
Class III	-20.73%	-5.27%	-0.97%	n/a
Class VI	-20.62%	-5.15%	-0.84%	n/a
Class R6	-20.76%	n/a	n/a	3/31/20 -0.57%
Class I	-20.80%	n/a	n/a	1/14/20 -9.79%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class II, III, VI, R6 and I the gross expense ratio of 0.96%, 0.89%, 0.80%, 0.96% and 1.09%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.93%, 0.88%, 0.75%, 0.93% and 0.99% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

18

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	91.2%
Preferred Stocks	6.8
Mutual Funds	1.8
Short-Term Investments	0.4
Debt Obligations	0.3
Futures Contracts	(0.1)
Other	(0.4)

100.0%

Country/Region Summary¤	% of Investments
China	25.7%
Taiwan	20.1
South Korea	14.5
United States	8.6 *
Brazil	6.7
Mexico	5.1
India	4.7
South Africa	4.1
Vietnam	2.8
Indonesia	1.6
United Kingdom	1.2 *
Hungary	1.1
Poland	0.8
Russia	0.5
Qatar	0.5
Thailand	0.4
Chile	0.4
Czech Republic	0.2
Malaysia	0.2
Egypt	0.2
Philippines	0.2
Greece	0.1
Kuwait	0.1
Pakistan	0.1
Turkey	0.1
Sri Lanka	0.0 ^
Panama	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments#
Technology Hardware & Equipment	14.1%
Materials	11.8
Banks	10.5
Energy	10.5
Food, Beverage & Tobacco	8.7
Transportation	8.5
Media & Entertainment	6.7
Semiconductors & Semiconductor Equipment	5.7
Insurance	4.1
Diversified Financials	3.3
Retailing	2.9
Automobiles & Components	2.1
Consumer Durables & Apparel	1.7
Household & Personal Products	1.7
Capital Goods	1.6
Health Care Equipment & Services	1.2
Software & Services	1.0
Real Estate	0.9
Pharmaceuticals, Biotechnology & Life Sciences	0.8
Food & Staples Retailing	0.8
Telecommunication Services	0.5
Utilities	0.4
Consumer Services	0.4
Commercial & Professional Services	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 91.2%
	Brazil — 2.9%
74,300	Alupar Investimento SA	385,305
768,800	Ambev SA	1,966,255
140,500	BB Seguridade Participacoes SA	918,069
423,800	Cia Brasileira de Aluminio	843,480
129,300	CPFL Energia SA	748,073
359,900	EDP—Energias do Brasil SA	1,349,423
520,986	Enauta Participacoes SA	1,371,265
291,000	Fleury SA	788,717
559,788	Localiza Rent a Car SA	5,933,136
106,400	M Dias Branco SA	682,243
238,400	Petroreconcavo SA	1,288,661
421,100	Qualicorp Consultoria e Corretora de Seguros SA	375,619
367,500	Santos Brasil Participacoes SA	562,258
119,200	Sao Martinho SA	619,286
432,643	Vale SA Sponsored ADR – Class B	7,069,387

	Total Brazil	24,901,177

	Chile — 0.4%
35,198	CAP SA	292,611
8,542,519	Colbun SA	979,480
25,900	Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,298,625

	Total Chile	3,570,716

	China — 27.6%
2,476,000	361 Degrees International Ltd *	1,187,523
585,500	3SBio Inc	580,605
10,118,200	Agricultural Bank of China Ltd – Class A	4,271,785
36,705	Alibaba Group Holding Ltd Sponsored ADR*	3,222,332
248,600	Anhui Expressway Co Ltd – Class A	299,857
354,000	Anhui Expressway Co Ltd – Class H	330,845
134,200	ANTA Sports Products Ltd	1,772,142
284,800	Autohome Inc – Class A (a)	2,178,723
97,094	Autohome Inc ADR	2,961,367
2,662,600	Bank of China Ltd – Class A	1,239,394
646,000	Bosideng International Holdings Ltd	358,351
1,008,000	China BlueChemical Ltd – Class H	227,520
6,940,141	China Coal Energy Co Ltd – Class A	8,771,717
4,827,878	China Communications Services Corp Ltd – Class H	1,877,055
12,309,148	China Construction Bank Corp – Class H	7,524,304
947,000	China Education Group Holdings Ltd	1,087,632
19,367,000	China Feihe Ltd	15,522,798
1,259,000	China Hongqiao Group Ltd	1,346,630
1,216,000	China Lesso Group Holdings Ltd	1,282,618
917,000	China Medical System Holdings Ltd	1,380,500
639,800	China Merchants Bank Co Ltd – Class A	3,441,661
1,802,000	China Oriental Group Co Ltd	365,589
10,408,532	China Petroleum & Chemical Corp – Class A	6,983,389

Shares	Description	Value ($)
	China — continued
1,322,000	China Petroleum & Chemical Corp – Class H	674,454
3,845,631	China Shenhua Energy Co Ltd – Class A	15,519,556
177,481	China Tourism Group Duty Free Corp Ltd – Class A	5,055,973
732,000	China Yuhua Education Corp Ltd – Class L *	122,501
2,585,500	COSCO Shipping Holdings Co Ltd – Class A	4,015,589
1,065,000	COSCO Shipping Holdings Co Ltd – Class H	1,104,643
158,000	CSPC Pharmaceutical Group Ltd	169,739
1,209,000	Dongyue Group Ltd	1,369,176
177,122	Hangzhou Robam Appliances Co Ltd – Class A	784,951
250,000	Hansoh Pharmaceutical Group Co Ltd	449,434
253,900	Hello Group Inc Sponsored ADR	2,236,859
10,248,000	Hua Han Health Industry Holdings Ltd (b)	1
250,800	Huayu Automotive Systems Co Ltd – Class A	683,353
5,349,900	Industrial & Commercial Bank of China Ltd – Class A	3,314,701
5,250,824	Inner Mongolia Eerduosi Resources Co Ltd – Class A	12,667,171
1,098,200	Inner Mongolia Yitai Coal Co Ltd – Class H	1,397,115
293,800	JOYY Inc ADR	9,225,320
354,500	Kingboard Laminates Holdings Ltd	442,085
25,749	Kweichow Moutai Co Ltd – Class A	6,736,362
1,785,000	Lonking Holdings Ltd	323,139
57,016	Meituan – Class B *	989,508
128,800	Midea Group Co Ltd – Class A	972,332
361,900	NetEase Inc	5,624,088
901,000	Orient Overseas International Ltd	14,472,967
8,593,000	PICC Property & Casualty Co Ltd – Class H	7,547,668
1,509,009	Ping An Insurance Group Co of China Ltd – Class A	10,488,932
349,500	Ping An Insurance Group Co of China Ltd – Class H	2,385,874
812,100	Postal Savings Bank of China Co Ltd – Class A	529,035
4,274,400	Qingling Motors Co Ltd – Class H	555,095
462,400	Shandong Weigao Group Medical Polymer Co Ltd – Class H	746,390
1,201,681	Shenzhen YUTO Packaging Technology Co Ltd – Class A	5,307,110
2,058,500	Sinopec Engineering Group Co Ltd – Class H	1,031,313
467,100	Sinotrans Ltd – Class A	264,592
711,500	Sinotruk Hong Kong Ltd	1,121,410
1,489,000	Sunac China Holdings Ltd * (c)	868,808
261,800	Sunny Optical Technology Group Co Ltd	2,977,144
445,165	Tencent Holdings Ltd	19,555,383
155,300	Tencent Holdings Ltd ADR	6,826,988
252,000	Tianneng Power International Ltd (a)	323,286
417,000	Topsports International Holdings Ltd	364,736

See accompanying notes to the financial statements.	20

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	China — continued
590,262	Vipshop Holdings Ltd ADR *	8,789,001
204,400	Xinhua Winshare Publishing and Media Co Ltd – Class A	309,189
58,000	Yadea Group Holdings Ltd	124,479
1,163,515	Yankuang Energy Group Co Ltd – Class A	5,981,777
1,252,000	Zhejiang Expressway Co Ltd – Class H	1,009,763
37,507	Zhejiang Supor Co Ltd – Class A	307,326

	Total China	233,980,653

	Czech Republic — 0.3%
415,292	Moneta Money Bank AS	1,582,037
770	Philip Morris CR AS	596,448

	Total Czech Republic	2,178,485

	Egypt — 0.2%
1,016,366	Commercial International Bank Egypt SAE	1,762,018

	Greece — 0.1%
19,893	Jumbo SA	397,222
27,371	Motor Oil Hellas Corinth Refineries SA	724,722

	Total Greece	1,121,944

	Hungary — 1.2%
282,369	MOL Hungarian Oil & Gas Plc	2,144,219
217,827	OTP Bank Nyrt	6,598,605
54,615	Richter Gedeon Nyrt	1,144,821

	Total Hungary	9,887,645

	India — 5.1%
126,719	Asian Paints Ltd	4,337,565
434,720	Axis Bank Ltd	4,438,384
976	Clean Science & Technology Ltd	16,215
94,679	Cochin Shipyard Ltd	518,619
29,266	Colgate-Palmolive India Ltd	522,981
46,178	Coromandel International Ltd	504,811
34,425	Deepak Fertilisers & Petrochemicals Corp Ltd	259,981
52,156	GHCL Ltd	325,863
49,752	Great Eastern Shipping Co Ltd (The)	330,379
349,170	Gujarat State Fertilizers & Chemicals Ltd	528,496
111,870	HDFC Bank Ltd	2,168,209
158,429	Hindustan Zinc Ltd	582,890
124,091	Housing Development Finance Corp Ltd	3,912,705
658,997	ICICI Bank Ltd	6,811,027
375,898	Infosys Ltd Sponsored ADR	6,743,610
423,027	L&T Finance Holdings Ltd	449,298
748,702	Manappuram Finance Ltd	931,961
506,884	NCC Ltd	547,947
138,040	Oil India Ltd	410,725
10,474	Oracle Financial Services Software Ltd	399,594
752,652	Petronet LNG Ltd	2,019,335
16,173	PI Industries Ltd	605,008
247,087	Redington Ltd	508,895

Shares	Description	Value ($)
	India — continued
151,715	Sun TV Network Ltd	789,367
153,710	Titan Co Ltd	4,403,421

	Total India	43,067,286

	Indonesia — 1.7%
24,855,000	Adaro Energy Indonesia Tbk PT	4,869,657
825,400	Bank Mandiri Persero Tbk PT	541,091
3,763,500	Bank Negara Indonesia Persero Tbk PT	2,164,487
10,572,800	Bank Pembangunan Daerah Jawa Timur Tbk PT	512,979
7,987,800	Bukit Asam Tbk PT	2,021,230
914,291	Indo Tambangraya Megah Tbk PT	2,228,649
20,933,300	Panin Financial Tbk PT	546,313
907,700	United Tractors Tbk PT	1,660,230

	Total Indonesia	14,544,636

	Kuwait — 0.1%
64,358	Humansoft Holding Co KSC	771,498

	Malaysia — 0.2%
1,590,900	Hartalega Holdings Bhd	521,056
1,909,600	Hibiscus Petroleum Bhd	452,498
1,505,800	Kossan Rubber Industries Bhd	365,666
377,900	RHB Bank Bhd	478,301

	Total Malaysia	1,817,521

	Mexico — 5.4%
2,027,700	America Movil SAB de CV – Series L	2,082,392
97,800	America Movil SAB de CV – Class L Sponsored ADR	2,012,724
201,500	Arca Continental SAB de CV	1,706,690
473,900	Banco del Bajio SA	1,810,748
26,800	Coca-Cola Femsa SAB de CV Sponsored ADR	1,929,868
315,700	Credito Real SAB de CV SOFOM ER * (a) (b)	—
50,900	Fomento Economico Mexicano SAB de CV Sponsored ADR	4,678,728
5,500	Grupo Aeroportuario del Centro Norte SAB de CV ADR	428,945
63,200	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	604,280
3,700	Grupo Aeroportuario del Pacifico SAB de CV ADR	703,296
59,300	Grupo Aeroportuario del Pacifico SAB de CV – Class B	1,124,938
42,365	Grupo Aeroportuario del Sureste SAB de CV – Class B	1,212,982
6,900	Grupo Aeroportuario del Sureste SAB de CV ADR	1,974,642
139,100	Grupo Bimbo SAB de CV – Series A	663,170
1,887,857	Grupo Financiero Banorte SAB de CV – Class O	15,980,723
697,600	Grupo Mexico SAB de CV – Series B	3,137,513
160,900	Grupo Televisa SAB Sponsored ADR	798,064

21	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Mexico — continued
205,400	Regional SAB de CV	1,704,136
834,900	Wal-Mart de Mexico SAB de CV	3,290,044

	Total Mexico	45,843,883

	Pakistan — 0.1%
1,789,759	Pakistan Petroleum Ltd	428,674

	Panama — 0.0%
1,591,142	BAC Holding International Corp *	64,701

	Philippines — 0.2%
54,680	GT Capital Holdings Inc	512,406
16,607,800	Megaworld Corp	605,746
887,200	Puregold Price Club Inc	504,968

	Total Philippines	1,623,120

	Poland — 0.8%
4	Bank Polska Kasa Opieki SA	80
26,443	Budimex SA	1,672,769
67,976	Pepco Group NV *	673,336
288,647	Polski Koncern Naftowy ORLEN SA	4,311,107
5,549	Santander Bank Polska SA	372,364

	Total Poland	7,029,656

	Qatar — 0.6%
905,604	Qatar National Bank QPSC	4,190,601
527,916	Qatar National Cement Co QSC	612,612

	Total Qatar	4,803,213

	Russia — 0.5%
31,701,260	Alrosa PJSC * (b) (d)	255,595
380,350	Detsky Mir PJSC * (b)	3,522
39,977	Evraz Plc (b)	984
1,432,600,000	Federal Grid Co Unified Energy System PJSC * (b)	16,913
653,911	Fix Price Group Plc GDR* (b)	18,747
219,070	Gazprom Neft PJSC (b)	12,431
1,250,860	Gazprom PJSC (b)	26,287
575,658	Globaltrans Investment Plc Sponsored GDR (Registered) * (b)	24,787
78,536,400	Inter RAO UES PJSC (b)	35,716
239,440	LSR Group PJSC – Class A * (b)	15,365
3	LSR Group PJSC GDR (Registered) (b)	—
285,469	LUKOIL PJSC (b)	150,817
17,490,987	Magnitogorsk Iron & Steel Works PJSC * (b) (d)	91,335
474,800	Mechel PJSC * (b)	8,019
37,212	MMC Norilsk Nickel PJSC (b)	71,846
5	MMC Norilsk Nickel PJSC ADR * (b)	1
249,660	Mobile TeleSystems PJSC (b)	8,647
35,508	Mobile TeleSystems PJSC ADR* (b)	2,460
4,133,417	Moscow Exchange MICEX-RTS PJSC * (b)	63,612
10,015,560	Novolipetsk Steel PJSC * (b)	166,922

Shares	Description	Value ($)
	Russia — continued
11,924	PhosAgro PJSC (b)	10,702
230	PhosAgro PJSC GDR * (b) (d)	69
916,204	Polymetal International Plc *	2,697,664
80,094	Polyus PJSC * (b)	93,685
24,938,000	RusHydro PJSC (b)	2,621
13,125,612	Sberbank of Russia PJSC * (b) (d)	297,141
706,464	Severstal PJSC GDR (Registered) * (b) (d)	99,850
68,353	SFI PJSC * (b)	4,537
63,500,900	Surgutneftegas PJSC (b)	193,253
2,860,038	Tatneft PJSC (b)	124,958
8,118,000	Unipro PJSC * (b)	1,731
556,430	United Co Rusal International PJSC (b)	2,948
46,698	X5 Retail Group NV GDR (Registered) * (b)	6,215

	Total Russia	4,509,380

	South Africa — 4.4%
26,521	African Rainbow Minerals Ltd	367,074
166,605	Anglo American Platinum Ltd	9,212,664
163,864	AVI Ltd	678,429
21,519	Capitec Bank Holdings Ltd	2,053,004
129,850	Exxaro Resources Ltd	1,421,248
286,591	FirstRand Ltd	1,022,202
198,098	Foschini Group Ltd (The)	1,094,183
299,598	Impala Platinum Holdings Ltd	2,797,313
230,191	Investec Ltd	1,472,755
342,992	Kumba Iron Ore Ltd	8,944,501
413,419	Lewis Group Ltd	938,362
46,942	Motus Holdings Ltd	283,165
84,272	Mr Price Group Ltd	698,875
368,345	Ninety One Ltd	923,632
674,681	Pepkor Holdings Ltd	689,127
98,900	Sibanye Stillwater Ltd ADR (a)	801,090
131,868	SPAR Group Ltd (The) (a)	1,034,081
15,943	Thungela Resources Ltd	185,374
142,839	Tiger Brands Ltd	1,726,504
244,704	Truworths International Ltd	788,055

	Total South Africa	37,131,638

	South Korea — 13.1%
22,842	AMOREPACIFIC Group	690,872
5,910	BGF retail Co Ltd	808,334
66,262	BH Co Ltd	1,182,662
106,233	BNK Financial Group Inc	537,644
3,553	Caregen Co Ltd	473,479
56,234	Cheil Worldwide Inc	850,215
11,916	Coway Co Ltd	480,761
35,014	Daou Data Corp (a)	1,283,420
33,526	DB Insurance Co Ltd	1,951,011
8,276	Dentium Co Ltd *	755,857
492,446	Dongwon Development Co Ltd	1,198,940
15,690	Fila Holdings Corp	462,250
15,455	HAESUNG DS Co Ltd	468,563

See accompanying notes to the financial statements.	22

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	South Korea — continued
28,258	Hankook Tire & Technology Co Ltd	794,885
13,006	HD Hyundai Co Ltd	584,118
111,481	HDC Hyundai Development Co-Engineering & Construction * (a)	872,125
237,663	Humasis Co Ltd *	2,657,167
47,351	Hyundai Marine & Fire Insurance Co Ltd	1,259,969
52,241	Hyundai Mobis Co Ltd	8,391,149
79,319	Industrial Bank of Korea	621,989
39,287	INTOPS Co Ltd	832,001
137,248	JB Financial Group Co Ltd	958,360
102,134	Kia Corp	5,804,287
4,621	KIWOOM Securities Co Ltd *	360,113
390,080	KT&G Corp (a)	26,175,924
63,425	Kumho Petrochemical Co Ltd *	7,541,580
10,179	LOTTE Fine Chemical Co Ltd (a)	446,388
8,432	LX Semicon Co Ltd	588,253
23,324	Meritz Financial Group Inc	792,917
156,225	Meritz Securities Co Ltd	829,011
11,883	NCSoft Corp	3,898,966
21,937	Neowiz *	775,595
58,047	NH Investment & Securities Co Ltd *	416,654
2,203	NongShim Co Ltd	609,621
17,305	Orion Corp	1,635,741
449,983	Samsung Electronics Co Ltd	20,588,922
8,628	Samsung SDS Co Ltd	815,995
34,333	Samsung Securities Co Ltd	868,889
5,036	Samyang Foods Co Ltd	453,580
147,090	SD Biosensor Inc	2,554,091
89,823	Seegene Inc	1,652,959
4,240	Unid Co Ltd	261,970
440,568	Woori Financial Group Inc	4,061,586
393,848	Woori Technology Investment Co Ltd *	1,412,683
13,586	Yuhan Corp	541,085

	Total South Korea	111,202,581

	Sri Lanka — 0.0%
103,983,101	Anilana Hotels & Properties Ltd * (c) (e)	258,636

	Taiwan — 21.5%
64,000	Advantech Co Ltd	742,402
60,000	Allied Supreme Corp	686,773
231,000	Asia Cement Corp	338,678
176,000	ASROCK Inc	910,986
323,689	Asustek Computer Inc	2,931,766
350,000	Aten International Co Ltd	935,156
100,200	Aurora Corp	264,280
2,134,000	Catcher Technology Co Ltd	12,895,835
78,948	Chailease Holding Co Ltd	578,665
236,000	Chicony Electronics Co Ltd	708,879
244,000	Chipbond Technology Corp	536,661
328,000	ChipMOS Technologies Inc	390,368
39,000	Chlitina Holding Ltd	272,841
462,000	Chong Hong Construction Co Ltd	1,153,137
102,000	Chroma ATE Inc	614,206

Shares	Description	Value ($)
	Taiwan — continued
941,400	Coretronic Corp	1,983,579
868,000	Co-Tech Development Corp	1,774,784
136,000	Elan Microelectronics Corp	481,448
2,076,200	Evergreen Marine Corp Taiwan Ltd	10,609,871
234,000	Far Eastern New Century Corp	248,761
769,000	Farglory Land Development Co Ltd	1,486,000
65,000	Feng TAY Enterprise Co Ltd	391,560
653,000	First Financial Holding Co Ltd	572,244
206,000	FLEXium Interconnect Inc *	662,700
78,000	Formosa International Hotels Corp	798,932
716,778	Foxconn Technology Co Ltd	1,303,460
4,285,489	Fubon Financial Holding Co Ltd	8,379,904
86,000	Gourmet Master Co Ltd	443,784
1,608,000	Grand Pacific Petrochemical	1,045,394
55,000	Grape King Bio Ltd	326,700
146,000	Holtek Semiconductor Inc	353,004
204,532	Hon Hai Precision Industry Co Ltd	676,592
480,000	Huaku Development Co Ltd	1,450,264
596,000	Inventec Corp	517,752
37,000	King Slide Works Co Ltd	504,601
208,000	Kung Long Batteries Industrial Co Ltd	954,443
229,000	Largan Precision Co Ltd	16,462,819
1,752,000	Lite-On Technology Corp	3,986,727
45,000	Makalot Industrial Co Ltd	314,943
2,596,000	Micro-Star International Co Ltd	11,580,952
565,000	Mitac Holdings Corp	583,733
392,000	Nantex Industry Co Ltd	556,785
1,101,000	Nanya Technology Corp	2,095,770
27,000	Nien Made Enterprise Co Ltd	287,473
556,810	Novatek Microelectronics Corp	7,358,579
715,000	Phison Electronics Corp	8,141,563
427,000	Pou Chen Corp	467,883
82,000	Powertech Technology Inc	237,109
715,000	Primax Electronics Ltd	1,389,963
670,936	Radiant Opto-Electronics Corp	2,316,207
84,000	Raydium Semiconductor Corp	1,125,884
320,488	Shanghai Commercial & Savings Bank Ltd (The)	497,510
406,000	Shinkong Insurance Co Ltd	671,198
210,468	Simplo Technology Co Ltd	2,033,176
33,000	Sinbon Electronics Co Ltd	321,269
40,000	Sporton International Inc	347,771
685,250	Syncmold Enterprise Corp	1,381,593
120,000	Synnex Technology International Corp	244,848
192,000	T3EX Global Holdings Corp	434,688
88,024	Tah Hsin Industrial Corp	207,193
108,000	TaiDoc Technology Corp	670,625
110,000	Taiwan Hon Chuan Enterprise Co Ltd	347,454
1,125,000	Taiwan Semiconductor Manufacturing Co Ltd	18,611,879
56,730	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,939,481
558,000	Taiwan Union Technology Corp	1,071,076
116,000	TCI Co Ltd	803,348

23	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Taiwan — continued
69,000	Topkey Corp	498,268
636,000	Transcend Information Inc	1,461,592
424,160	Tripod Technology Corp	1,452,657
115,000	TTY Biopharm Co Ltd	295,256
115,000	TXC Corp	323,974
335,224	United Integrated Services Co Ltd	2,471,396
585,000	Universal Inc	460,466
98,000	Walsin Technology Corp	319,690
2,735,750	Wan Hai Lines Ltd	7,080,182
261,000	Wistron Corp	282,788
8,302,000	Yang Ming Marine Transport Corp	17,473,793
78,000	Yulon Nissan Motor Co Ltd	520,777
234,725	Zeng Hsing Industrial Co Ltd	939,828

	Total Taiwan	181,996,576

	Thailand — 0.5%
345,700	CP ALL Pcl (Foreign Registered)	606,320
185,900	Kasikornbank Pcl (Foreign Registered)	720,454
2,630,100	Pruksa Holding Pcl (Foreign Registered)	1,004,545
546,200	Regional Container Lines Pcl	482,736
1,387,200	Sri Trang Gloves Thailand Pcl (Foreign Registered)	435,514
259,300	Tisco Financial Group Pcl	755,583

	Total Thailand	4,005,152

	Turkey — 0.0%
79,882	Is Yatirim Menkul Degerler AS	211,277
14,453	Mavi Giyim Sanayi Ve Ticaret AS – Class B	80,037
137,201	Vestel Beyaz Esya Sanayi ve Ticaret AS	89,625

	Total Turkey	380,939

	United Kingdom — 1.3%
226,263	Unilever Plc	11,265,064

	Vietnam — 3.0%
2,406,500	Duc Giang Chemicals JSC	5,072,749
205,500	PetroVietnam Fertilizer & Chemicals JSC	302,624
753,900	PetroVietnam Technical Services Corp	821,415
173,000	Pha Lai Thermal Power JSC	107,785
2,813,800	SSI Securities Corp	2,161,392
1,780,300	Vietnam Dairy Products JSC	5,658,082
1,898,900	Vietnam Joint Stock Commercial Bank for Industry and Trade *	2,189,437
15,882,100	VNDirect Securities Corp	8,990,840

	Total Vietnam	25,304,324

	TOTAL COMMON STOCKS (COST $1,269,183,912)	773,451,116

Shares / Par Value†	Description	Value ($)
	PREFERRED STOCKS (f) — 6.8%
	Brazil — 4.2%
274,500	Banco do Estado do Rio Grande do Sul SA – Class B	523,786
1,099,200	Gerdau SA	6,010,963
781,200	Gerdau SA Sponsored ADR	4,273,164
1,238,400	Itausa SA	1,946,735
964,600	Metalurgica Gerdau SA	2,317,789
4,074,643	Petroleo Brasileiro SA	19,643,772
52,800	Unipar Carbocloro SA – Class B	799,647

	Total Brazil	35,515,856

	Russia — 0.1%
194,570	Nizhnekamskneftekhim PJSC (b)	2,216
79,676,700	Surgutneftegas PJSC (b)	295,456
869	Transneft PJSC (b)	10,595

	Total Russia	308,267

	South Korea — 2.4%
508,242	Samsung Electronics Co Ltd	20,494,366

	Taiwan — 0.1%
256,798	Chailease Holding Co Ltd	838,900

	TOTAL PREFERRED STOCKS (COST $105,453,783)	57,157,389

	DEBT OBLIGATIONS — 0.3%
	United States — 0.3%
2,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 4.84%, due 04/30/23 (g)	2,800,624

	TOTAL DEBT OBLIGATIONS (COST $2,800,953)	2,800,624

	MUTUAL FUNDS — 1.8%
	United States — 1.8%
	Affiliated Issuers — 1.8%
3,075,349	GMO U.S. Treasury Fund	15,345,992

	Total United States	15,345,992

	TOTAL MUTUAL FUNDS (COST $15,345,992)	15,345,992

See accompanying notes to the financial statements.	24

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
3,659,489	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (h)	3,659,489

	TOTAL SHORT-TERM INVESTMENTS (COST $3,659,489)	3,659,489

	TOTAL INVESTMENTS — 100.5% (Cost $1,396,444,129)	852,414,610
	Other Assets and Liabilities (net) — (0.5)%	(4,607,809)

	TOTAL NET ASSETS — 100.0%	$847,806,801

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2023
Alrosa PJSC	09/14/17	$46,779,239	0.0%	$255,595

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2023
Magnitogorsk Iron & Steel Works PJSC	03/26/18	$14,388,116	0.0%	$91,335
PhosAgro PJSC GDR	02/09/22	5,151	0.0%	69
Sberbank of Russia PJSC	11/10/17	51,393,929	0.0%	297,141
Severstal PJSC GDR (Registered)	10/12/17	13,249,420	0.0%	99,850

				$743,990

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,253	Mini MSCI Emerging Markets	March 2023	$60,325,685	$(1,021,894)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2).
(d)	The security is restricted as to resale.
(e)	Affiliated company (Note 10).
(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

25	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity team at Grantham, Mayo, Van Otterloo & Co. LLC and GMO Singapore Pte. Limited.

Management Discussion and Analysis of Fund Performance

Class II shares of GMO Emerging Markets Select Equity Fund returned -15.97% (net) for the fiscal year ended February 28, 2023, as compared with -15.28% for the MSCI Emerging Markets Index.

Country-sector allocation contributed to the Fund’s relative returns for the fiscal year. The Fund’s overweight position in Mexico Financials and overweight position in Taiwan Information Technology helped relative performance.

Stock selection detracted from the Fund’s relative returns for the fiscal year. The Fund’s stock selection in China Consumer Discretionary and India Financials hurt relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

27

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

Class II Shares and the MSCI Emerging Markets Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class II	-15.97%	-3.82%	0.89%	n/a
Class V*	-15.90%	-3.70%	1.01%	n/a
Class I	-16.04%	n/a	n/a	1/22/21-16.15%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period from October 27, 2011 to November 29, 2013, no Class V shares were outstanding. Performance for that period is that of Class II, which has higher expenses. Therefore, the performance shown is lower than it would have been if Class V expenses had been applied throughout.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class II, V and I the gross expense ratio of 0.94%, 0.80% and 1.04%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent supplement to the prospectus dated October 26, 2022. For the Classes listed above, the corresponding net expense ratio of 0.81%, 0.70% and 0.91% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least October 26, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

28

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	94.2%
Short-Term Investments	1.0
Mutual Funds	0.6
Preferred Stocks	0.4
Investment Funds	0.0 ^
Other	3.8

100.0%

Country/Region Summary¤	% of Investments
China	30.7%
Taiwan	17.7
India	17.0
South Korea	6.3
Indonesia	6.2
Mexico	6.0
Thailand	2.6
Vietnam	2.5
Brazil	2.4
United States	2.3
United Kingdom	1.6
Switzerland	1.1
Hong Kong	1.0
France	1.0
Japan	0.7
South Africa	0.5
Philippines	0.3
Russia	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Banks	15.2%
Semiconductors & Semiconductor Equipment	13.1
Technology Hardware & Equipment	11.9
Food, Beverage & Tobacco	9.5
Retailing	8.1
Household & Personal Products	5.1
Capital Goods	5.1
Media & Entertainment	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.7
Automobiles & Components	2.8
Food & Staples Retailing	2.6
Transportation	2.5
Software & Services	2.5
Insurance	2.4
Telecommunication Services	2.0
Diversified Financials	1.8
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Materials	1.4
Real Estate	0.7
Utilities	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

29

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 94.2%
	Brazil — 1.9%
122,100	Ambev SA	312,279
157,000	B3 SA - Brasil Bolsa Balcao	316,372
126	Localiza Rent a Car SA * (a)	1,335
28,912	Localiza Rent a Car SA (a)	306,435
561	MercadoLibre Inc *	684,420
80,600	Raia Drogasil SA	349,160
54,700	WEG SA	409,144

	Total Brazil	2,379,145

	China — 29.2%
451,888	Alibaba Group Holding Ltd *	4,966,901
34,450	Baidu Inc – Class A *	592,310
19,000	BYD Co Ltd – Class H	510,800
13,100	Changzhou Xingyu Automotive Lighting Systems Co Ltd – Class A	284,811
712,000	China International Capital Corp Ltd – Class H	1,532,989
159,000	China Mengniu Dairy Co Ltd *	699,866
290,502	China Merchants Bank Co Ltd – Class H	1,576,409
188,000	China Resources Land Ltd	835,334
114,000	China Yangtze Power Co Ltd – Class A	347,744
10,400	Contemporary Amperex Technology Co Ltd – Class A	603,467
20,115	H World Group Ltd ADR	952,848
358,855	Haier Smart Home Co Ltd – Class A	1,361,178
97,176	Jiangsu Hengli Hydraulic Co Ltd – Class A	965,061
58,900	Kuaishou Technology *	394,716
12,886	Kweichow Moutai Co Ltd – Class A	3,371,190
61,658	Meituan – Class B *	1,070,070
69,598	Montage Technology Co Ltd – Class A	578,996
184,285	NARI Technology Co Ltd – Class A	697,258
85,500	Ping An Insurance Group Co of China Ltd – Class H	583,669
62,172	Proya Cosmetics Co Ltd – Class A	1,635,037
114,900	SF Holding Co Ltd – Class A	891,122
42,458	Shanghai Baosight Software Co Ltd – Class A	302,764
102,372	Shenzhen Inovance Technology Co Ltd – Class A	1,080,088
22,800	Sunny Optical Technology Group Co Ltd	259,278
78,184	Tencent Holdings Ltd	3,434,497
24,248	Trip.com Group Ltd ADR*	862,016
156,000	Tsingtao Brewery Co Ltd – Class H	1,539,685
87,585	Wuliangye Yibin Co Ltd – Class A	2,574,106
71,000	Wuxi Lead Intelligent Equipment Co Ltd – Class A	443,709
32,030	Yum China Holdings Inc	1,881,122

	Total China	36,829,041

	France — 1.0%
3,148	L’Oreal SA * (b)	1,244,319

Shares	Description	Value ($)
	Hong Kong — 1.0%
118,800	AIA Group Ltd	1,262,608

	India — 16.2%
28,202	Asian Paints Ltd	965,349
57,159	Axis Bank Ltd	583,579
23,116	Bajaj Auto Ltd	1,019,578
158,703	Campus Activewear Ltd *	776,988
52,030	Cipla Ltd	569,670
31,730	Cyient Ltd	362,460
114,593	Dabur India Ltd	738,910
124,386	Godrej Consumer Products Ltd *	1,389,870
101,672	HDFC Bank Ltd	1,970,557
178,092	ICICI Bank Ltd	1,840,660
227,741	Indian Hotels Co Ltd	853,763
129,484	Infosys Ltd	2,329,735
26,987	JB Chemicals & Pharmaceuticals Ltd	636,240
39,469	Kajaria Ceramics Ltd	510,448
85,598	LA Opala RG Ltd	373,616
64,673	Laxmi Organic Industries Ltd	204,734
6,681	Maruti Suzuki India Ltd	698,662
94,753	Metro Brands Ltd	937,727
30,790	SBI Cards & Payment Services Ltd	279,477
77,283	SBI Life Insurance Co Ltd	1,042,613
20,429	SRF Ltd	534,952
47,632	Sun Pharmaceutical Industries Ltd	551,893
66,186	Sundram Fasteners Ltd	785,010
15,138	Titan Co Ltd	433,667

	Total India	20,390,158

	Indonesia — 5.9%
3,359,300	Bank Central Asia Tbk PT	1,926,688
3,058,000	Bank Mandiri Persero Tbk PT	2,004,672
2,217,100	Cisarua Mountain Dairy Tbk PT	646,995
13,421,100	Mitra Adiperkasa Tbk PT *	1,328,916
5,944,400	Telkom Indonesia Persero Tbk PT	1,514,252

	Total Indonesia	7,421,523

	Japan — 0.6%
4,700	Daikin Industries Ltd	803,675

	Mexico — 5.7%
402,623	Banco del Bajio SA	1,538,402
64,638	Grupo Aeroportuario del Pacifico SAB de CV – Class B	1,226,202
204,498	Regional SAB de CV	1,696,652
703,711	Wal-Mart de Mexico SAB de CV	2,773,075

	Total Mexico	7,234,331

	Philippines — 0.3%
174,820	Bank of the Philippine Islands	346,651

	Russia — 0.1%
34,988	Magnit PJSC * (c)	21,342
546,960	Mobile TeleSystems PJSC (c)	18,945

See accompanying notes to the financial statements.	30

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Russia — continued
530,016	Sberbank of Russia PJSC * (c) (d)	11,999
46,548	TCS Group Holding Plc GDR (Registered) * (c)	18,477
69,200	Yandex NV – Class A * (c)	13,107

	Total Russia	83,870

	South Africa — 0.5%
56,996	Absa Group Ltd	615,363

	South Korea — 6.0%
1,321	LG Energy Solution Ltd *	521,812
2,037	NAVER Corp	320,220
142,811	Samsung Electronics Co Ltd	6,534,301
2,977	SK Hynix Inc	201,200

	Total South Korea	7,577,533

	Switzerland — 1.0%
11,612	Nestle SA (Registered)	1,308,331

	Taiwan — 16.9%
271,000	Delta Electronics Inc	2,535,400
321,000	E Ink Holdings Inc	2,031,261
31,000	eMemory Technology Inc	1,863,075
58,000	MediaTek Inc	1,361,783
189,000	Sinbon Electronics Co Ltd	1,839,992
705,800	Taiwan Semiconductor Manufacturing Co Ltd	11,676,679

	Total Taiwan	21,308,190

	Thailand — 2.4%
144,200	Advanced Info Service Pcl (Foreign Registered)	823,999
298,600	Airports of Thailand Pcl (Foreign Registered) *	614,512
201,700	Bangkok Bank Pcl (Foreign Registered)	932,938
568,600	Central Retail Corp Pcl (Foreign Registered)	719,451

	Total Thailand	3,090,900

	United Kingdom — 1.6%
20,907	Diageo Plc	887,218
22,066	Unilever Plc	1,098,611

	Total United Kingdom	1,985,829

	United States — 1.6%
6,438	Apple, Inc.	949,026
376,200	Samsonite International SA *	1,055,777

	Total United States	2,004,803

	Vietnam — 2.3%
644,300	Bank for Foreign Trade of Vietnam JSC *	2,535,156

Shares	Description	Value ($)
	Vietnam — continued
134,133	Phu Nhuan Jewelry JSC	433,968

	Total Vietnam	2,969,124

	TOTAL COMMON STOCKS (COST $148,385,220)	118,855,394

	PREFERRED STOCKS (e) — 0.4%
	Brazil — 0.4%
108,900	Itau Unibanco Holding SA	528,957

	TOTAL PREFERRED STOCKS (COST $524,415)	528,957

	INVESTMENT FUNDS — 0.0%
	Russia — 0.0%
61,600	VanEck Russia ETF (c)	9,610

	TOTAL INVESTMENT FUNDS (COST $1,563,306)	9,610

	MUTUAL FUNDS — 0.6%
	United States — 0.6%
	Affiliated Issuers — 0.6%
142,775	GMO U.S. Treasury Fund	712,446

	Total United States	712,446

	TOTAL MUTUAL FUNDS (COST $712,446)	712,446

31	See accompanying notes to the financial statements.

GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.0%
	Money Market Funds — 1.0%
1,241,862	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (f)	1,241,862

	TOTAL SHORT-TERM INVESTMENTS (COST $1,241,862)	1,241,862

	TOTAL INVESTMENTS — 96.2% (Cost $152,427,249)	121,348,269
	Other Assets and Liabilities (net) — 3.8%	4,839,858

	TOTAL NET ASSETS — 100.0%	$126,188,127

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2023
Sberbank of Russia PJSC	03/03/21	$2,059,161	0.0%	$11,999

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Investment valued using significant unobservable inputs (Note 2).
(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.
(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(f)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

See accompanying notes to the financial statements.	32

GMO International Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class II shares of GMO International Equity Fund returned -1.93% (net) for the fiscal year ended February 28, 2023, as compared with -3.14% for the MSCI EAFE Index.

Stock selection drove outperformance for the period with notable contributions from Japan, Singapore, Consumer Staples, Industrials, and Spanish Financials.

Decisions which detracted from performance included stock selection in the United Kingdom, Health Care, and Consumer Discretionary. Aggregate country and sector allocation decisions were also modest detractors.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

33

GMO International Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Equity Fund Class II Shares and the MSCI EAFE Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class II	-1.93%	2.38%	4.54%	n/a
Class III	-1.87%	2.45%	4.61%	n/a
Class IV	-1.82%	2.52%	4.68%	n/a
Class I	-2.03%	n/a	n/a	5/24/21 -4.71%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.
MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class II, III, IV and I the gross expense ratio of 0.77%, 0.70%, 0.64% and 0.92%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.75%, 0.68%, 0.62% and 0.90% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

34

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.1%
Mutual Funds	5.6
Preferred Stocks	0.9
Debt Obligations	0.3
Short-Term Investments	0.0 ^
Futures Contracts	(0.0)^
Other	(3.9)

100.0%

Country/Region Summary¤	% of Investments
Japan	22.8%
United Kingdom	14.5
France	14.3
Netherlands	7.0
United States	7.0
Spain	6.3
Switzerland	5.5
Germany	4.4
Singapore	4.4
Australia	3.8
Other Developed	2.7 ‡
Norway	2.3
Finland	1.8
Hong Kong	1.7
Italy	1.5

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	15.0%
Banks	10.3
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Food, Beverage & Tobacco	9.2
Energy	7.9
Consumer Durables & Apparel	6.8
Materials	6.3
Diversified Financials	4.9
Technology Hardware & Equipment	4.8
Telecommunication Services	4.3
Commercial & Professional Services	3.6
Food & Staples Retailing	3.4
Semiconductors & Semiconductor Equipment	3.1
Automobiles & Components	2.9
Retailing	2.5
Media & Entertainment	1.7
Insurance	1.6
Household & Personal Products	0.6
Real Estate	0.6
Utilities	0.4
Transportation	0.2
Health Care Equipment & Services	0.1
Consumer Services	0.1
Software & Services	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

35

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 97.1%
	Australia — 4.0%
102,604	BHP Group Ltd	3,105,314
359,836	BlueScope Steel Ltd	4,603,991
329,961	Brambles Ltd	2,851,092
182,571	Fortescue Metals Group Ltd	2,616,227
441,709	GrainCorp Ltd – Class A	2,329,206
80,670	JB Hi-Fi Ltd	2,264,271
89,611	Pact Group Holdings Ltd	76,444
426,099	Rio Tinto Ltd	33,301,379
69,396	Sims Ltd	741,219
35,889	Super Retail Group Ltd	312,151

	Total Australia	52,201,294

	Belgium — 0.2%
91,042	AGFA-Gevaert NV *	269,079
46,282	Bekaert SA	2,042,106
8,002	Melexis NV	865,540

	Total Belgium	3,176,725

	Denmark — 0.1%
9,627	Per Aarsleff Holding A/S	417,384
6,605	Schouw & Co A/S	525,158

	Total Denmark	942,542

	Finland — 1.8%
3,632,148	Nokia Oyj	16,804,309
195,835	UPM-Kymmene Oyj	7,096,363

	Total Finland	23,900,672

	France — 15.0%
4,049	Alten SA	631,913
465	Christian Dior SE	386,133
571,522	Cie de Saint-Gobain	33,961,341
158,037	Coface SA *	2,329,200
191,402	Derichebourg SA	1,230,829
71,765	Ipsen SA *	8,199,765
48,472	IPSOS *	2,973,523
399	Kering SA	233,942
59,766	Metropole Television SA	892,045
169,927	Publicis Groupe SA *	13,490,019
49,316	Renault SA *	2,207,229
360,248	Sanofi	33,682,555
36,013	Societe BIC SA	2,329,561
630,747	Societe Generale SA	18,177,843
692,600	STMicroelectronics NV	33,355,616
188,405	Television Francaise 1	1,501,378
14,666	TotalEnergies SE (a)	906,786
616,046	TotalEnergies SE (a)	38,012,593

	Total France	194,502,271

	Germany — 3.8%
34,331	Bayer AG (Registered)	2,038,616

Shares	Description	Value ($)
	Germany — continued
36,494	Bayerische Motoren Werke AG	3,764,917
8,708	Hannover Rueck SE	1,691,081
42,521	Henkel AG & Co KGaA	2,940,110
9,437	Hornbach Holding AG & Co KGaA	783,751
6,128	HUGO BOSS AG	419,120
5,326	Indus Holding AG	129,061
195,123	Kloeckner & Co SE	2,111,964
3,557	Krones AG	433,181
74,142	Mercedes-Benz Group AG	5,682,443
135,930	Merck KGaA	25,757,781
23,043	RTL Group SA	1,110,793
38,944	Salzgitter AG	1,634,166
5,745	Volkswagen AG	1,020,657

	Total Germany	49,517,641

	Hong Kong — 1.8%
404,500	ASMPT Ltd	3,451,351
149,500	BOC Hong Kong Holdings Ltd	505,960
553,487	Champion (REIT)	248,108
915,000	CK Asset Holdings Ltd	5,738,909
354,500	CK Hutchison Holdings Ltd	2,116,807
202,800	Dah Sing Banking Group Ltd	164,605
120,869	Dah Sing Financial Holdings Ltd	326,562
1,107,707	Esprit Holdings Ltd *	104,508
1,617,585	IGG Inc *	592,753
286,401	Johnson Electric Holdings Ltd	328,534
281,140	Kerry Logistics Network Ltd	464,635
164,326	Luk Fook Holdings International Ltd	524,600
1,132,331	Pacific Textiles Holdings Ltd	379,480
1,161,023	Shun Tak Holdings Ltd *	235,198
289,526	SmarTone Telecommunications Holdings Ltd	193,415
192,500	Swire Pacific Ltd – Class A	1,570,936
313,588	Television Broadcasts Ltd *	148,189
832,000	VSTECS Holdings Ltd	480,303
81,800	VTech Holdings Ltd	449,388
8,889,015	WH Group Ltd	5,172,775

	Total Hong Kong	23,197,016

	Ireland — 0.9%
832,780	Bank of Ireland Group Plc	9,174,831
44,742	Kingspan Group Plc	2,904,116

	Total Ireland	12,078,947

	Italy — 1.6%
241,297	Anima Holding SPA	1,042,391
74,458	Banca IFIS SPA	1,222,227
96,935	Banco BPM SPA	422,555
207,810	BPER Banca	590,281
832,410	Eni SPA	11,756,978
74,493	Esprinet SPA	568,527
1,265,259	MFE-MediaForEurope NV – Class A	555,895
2,362	Sesa SPA	304,649

See accompanying notes to the financial statements.	36

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Italy — continued
155,065	Snam SPA	761,830
33,183	Unieuro SPA	393,522
490,558	Unipol Gruppo SPA *	2,594,997

	Total Italy	20,213,852

	Japan — 24.0%
400	Advantest Corp	31,708
63,520	AOKI Holdings Inc	382,824
122,600	Bandai Namco Holdings Inc	7,575,596
329,196	Brother Industries Ltd	4,842,124
1,153,600	Canon Inc	24,828,061
5,300	Canon Inc Sponsored ADR	113,791
13,800	Canon Marketing Japan Inc	304,967
169,000	Citizen Watch Co Ltd	1,022,970
89,990	Daiwabo Holdings Co Ltd	1,390,672
5,474	Dexerials Corp	107,251
53,448	Doutor Nichires Holdings Co Ltd	732,858
20,506	Fuyo General Lease Co Ltd	1,412,558
58,936	Geo Holdings Corp	700,212
17,453	Gunze Ltd	571,716
88,200	Haseko Corp	1,012,116
972,254	ITOCHU Corp	29,061,329
1,509,004	Japan Tobacco Inc	30,686,197
112,244	Kanematsu Corp	1,344,955
866,096	KDDI Corp	25,340,119
41,693	Komeri Co Ltd	811,353
2,208,900	Marubeni Corp	28,198,944
58,357	MCJ Co Ltd	411,288
1,239,700	Mitsubishi Motors Corp *	4,888,798
1,002,538	Mitsui & Co Ltd	28,137,097
39,684	Modec Inc *	438,954
406,500	NGK Spark Plug Co Ltd	8,174,371
53,926	Nichias Corp	1,063,386
47,731	Nippon Signal Company Ltd	362,769
734,595	Nippon Telegraph & Telephone Corp	21,286,224
66,466	Okinawa Electric Power Co (The)	502,652
67,700	Ono Pharmaceutical Co Ltd	1,378,911
82,324	Press Kogyo Co Ltd	290,134
37,219	Prima Meat Packers Ltd	585,156
5,983	San-A Co Ltd	184,407
318,000	Seiko Epson Corp	4,384,485
64,995	Seiko Group Corp	1,376,992
389,512	Sekisui Chemical Co Ltd	5,221,876
941,200	Sekisui House Ltd	17,819,959
29,600	Shimamura Co Ltd	2,765,206
526,381	Sojitz Corp	10,105,319
1,699,641	Sumitomo Chemical Co Ltd	5,955,532
72,900	Sumitomo Corp	1,242,418
417,700	Sumitomo Forestry Co Ltd	8,015,262
20,638	T-Gaia Corp	248,548
30,200	Tokyo Gas Co Ltd	582,481
14,177	Tokyo Seimitsu Co Ltd	517,579
101,975	Tokyu Construction Co Ltd	517,915

Shares	Description	Value ($)
	Japan — continued
12,428	Towa Pharmaceutical Co Ltd	174,670
363,455	Toyota Tsusho Corp	14,822,968
24,269	TPR Co Ltd	248,488
44,669	Valor Holdings Co Ltd	643,509
20,256	Warabeya Nichiyo Holdings Co Ltd	276,385
39,800	Yakult Honsha Co Ltd	2,713,011
199,200	Yamaha Motor Co Ltd	5,096,573
18,900	Yokogawa Electric Corp	282,277

	Total Japan	311,187,921

	Netherlands — 7.4%
512,984	ABN AMRO Bank NV CVA	9,052,202
82,037	ASR Nederland NV	3,733,573
134,049	EXOR NV *	11,060,964
946,547	Koninklijke Ahold Delhaize NV	30,054,637
86,425	NN Group NV	3,498,186
409,608	Randstad NV	25,133,617
16,416	Signify NV	568,815
110,770	Wolters Kluwer NV	12,823,570

	Total Netherlands	95,925,564

	Norway — 2.4%
351,958	Elkem ASA *	1,324,991
923,574	Equinor ASA	28,273,687
183,405	Europris ASA	1,292,990

	Total Norway	30,891,668

	Portugal — 0.9%
252,518	CTT - Correios de Portugal SA	1,002,047
241,180	Jeronimo Martins SGPS SA	4,950,447
614,791	Navigator Co SA (The) *	2,162,237
336,099	REN - Redes Energeticas Nacionais SGPS
	SA	903,654
2,020,716	Sonae SGPS SA	2,214,004

	Total Portugal	11,232,389

	Singapore — 4.6%
1,014,225	DBS Group Holdings Ltd	25,732,024
841,100	First Resources Ltd	958,996
182,387	Jardine Cycle & Carriage Ltd	4,020,753
1,426,700	Keppel Corp Ltd	5,793,561
27,228,617	Sembcorp Marine Ltd *	2,562,412
428,300	Sheng Siong Group Ltd	517,873
222,800	Venture Corp Ltd	2,837,272
1,693,139	Wilmar International Ltd	4,946,766
5,034,522	Yangzijiang Financial Holding Ltd *	1,306,250
11,050,422	Yangzijiang Shipbuilding Holdings Ltd *	10,573,036

	Total Singapore	59,248,943

	Spain — 6.7%
544,478	Acerinox SA	5,978,795
4,683,692	Banco Bilbao Vizcaya Argentaria SA	36,406,465

37	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Spain — continued
22,694,144	Banco de Sabadell SA *	29,642,991
21,873	Cia de Distribucion Integral Logista Holdings SA	528,045
26,651	Ebro Foods SA	457,560
88,803	Ence Energia y Celulosa SA	338,896
12,628	Grupo Catalana Occidente SA *	412,332
301,612	Industria de Diseno Textil SA *	9,291,678
201,732	Repsol SA *	3,190,359

	Total Spain	86,247,121

	Sweden — 0.8%
73,546	Investor AB – A Shares	1,507,609
48,402	New Wave Group AB – B Shares	849,096
1,067,441	SSAB AB – A Shares	7,760,174

	Total Sweden	10,116,879

	Switzerland — 5.8%
40,548	Ascom Holding AG (Registered)	387,869
16,945	Cie Financiere Richemont SA – Class A
	(Registered)	2,560,327
14,677	DKSH Holding AG	1,194,300
209	Forbo Holding AG (Registered)	274,056
50,911	Novartis AG (Registered)	4,284,676
146,841	Roche Holding AG – Genusschein	42,339,967
4,535	Swatch Group AG (The)	1,578,156
4,590	Swatch Group AG (The) (Registered)	292,390
10,851	u-blox Holding AG *	1,164,644
675,798	UBS Group AG (Registered)	14,688,627
3,995	Zehnder Group AG – Class RG	309,853
11,918	Zurich Insurance Group AG	5,653,342

	Total Switzerland	74,728,207

	United Kingdom — 15.2%
1,043,111	3i Group Plc	20,407,674
858,041	BAE Systems Plc	9,267,012
2,872,071	Barratt Developments Plc	16,148,147
190,125	Bellway Plc	5,068,779
442,500	BP Plc Sponsored ADR	17,523,000
844,068	British American Tobacco Plc	31,944,399
4,840,664	BT Group Plc	8,115,156
285,653	Burberry Group Plc	8,482,337
1,790,825	Centrica Plc	2,259,905
460,642	Coca-Cola HBC AG *	11,796,768
83,864	Crest Nicholson Holdings Plc	246,453
4,626	Ferguson Plc	665,963
600,747	Ferrexpo Plc	1,064,524
57,044	Galliford Try Holdings Plc	120,540
343,770	GSK Plc	5,889,095
103,137	Halfords Group Plc	260,858
313,831	IG Group Holdings Plc	3,029,629
1,092,360	Imperial Brands Plc	26,316,329
592,466	Investec Plc	3,773,446
321,026	Kingfisher Plc	1,110,223

Shares / Par Value†	Description	Value ($)
	United Kingdom — continued
120,309	Next Plc	9,896,843
251,694	Persimmon Plc	4,389,208
155,235	Plus500 Ltd	3,348,686
588,452	Redrow Plc	3,616,224
277,447	Spirent Communications Plc	709,805
248,506	Vesuvius Plc	1,233,004
13,161	WPP Plc	161,869

	Total United Kingdom	196,845,876

	United States — 0.1%
79,531	ADTRAN Holdings, Inc.	1,387,816
164,100	Samsonite International SA *	460,534

	Total United States	1,848,350

	TOTAL COMMON STOCKS (COST $1,289,809,935)	1,258,003,878

	PREFERRED STOCKS (b) — 0.9%
	Germany — 0.9%
60,669	Bayerische Motoren Werke AG	5,746,319
4,226	Draegerwerk AG & Co KGaA	184,292
69,322	Henkel AG & Co KGaA	5,043,058

	Total Germany	10,973,669

	TOTAL PREFERRED STOCKS (COST $9,831,263)	10,973,669

	DEBT OBLIGATIONS — 0.3%
	United States — 0.3%
4,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 07/31/24 (c)	3,998,630

	TOTAL DEBT OBLIGATIONS (COST $3,997,437)	3,998,630

	MUTUAL FUNDS — 5.6%
	United States — 5.6%
	Affiliated Issuers — 5.6%
14,551,191	GMO U.S. Treasury Fund	72,610,442

	Total United States	72,610,442

	TOTAL MUTUAL FUNDS (COST $72,590,181)	72,610,442

See accompanying notes to the financial statements.	38

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
169,848	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (d)	169,848

	TOTAL SHORT-TERM INVESTMENTS (COST $169,848)	169,848

	TOTAL INVESTMENTS — 103.9% (Cost $1,376,398,664)	1,345,756,467
	Other Assets and Liabilities (net) — (3.9)%	(50,212,917)

	TOTAL NET ASSETS — 100.0%	$1,295,543,550

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
164	MSCI EAFE	March 2023	$16,782,120	$(352,111)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

39	See accompanying notes to the financial statements.

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GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Usonian Japan Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class VI shares of GMO-Usonian Japan Value Creation Fund (the “Fund”) returned -9.11% (net) for the fiscal year ended February 28, 2023, as compared with -8.62% for TOPIX.

Persistent inflation pressures in 2022 forced most central banks (Japan being a notable laggard) to raise interest rates, which in turn led to significant equity market declines. Japan’s 2.9% (JPY) decline in 2022, as measured by the TOPIX, compared favorably to other developed markets as measured by the MSCI World ex-Japan Index, which was down 16.7% in local currency terms.

Relative to TOPIX, sector allocation contributed to returns this period. An overweight in Financials and underweight in Consumer Discretionary contributed to the returns, while security selection in Consumer Staples and Health Care detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

41

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO-Usonian Japan Value Creation Fund Class VI Shares and the Tokyo Stock Price Index (TR)

As of February 28, 2023

	Average Annual Total Returns
	1 Year	Since Inception
Class III	-9.21%	12/30/21 -8.37%
Class VI	-9.11%	9/14/20 2.57%
Class I	-9.32%	6/7/21 -9.63%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For Class III, VI and I the gross expense ratio of 0.74%, 0.65% and 0.89%, respectively. is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.67%, 0.58%, 0.78% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

42

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.5%
Short-Term Investments	4.3
Other	(2.8)

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	21.4%
Food, Beverage & Tobacco	9.9
Materials	9.8
Semiconductors & Semiconductor Equipment	7.9
Technology Hardware & Equipment	7.6
Banks	7.0
Insurance	6.4
Commercial & Professional Services	6.1
Diversified Financials	4.0
Automobiles & Components	3.6
Transportation	3.3
Software & Services	3.1
Health Care Equipment & Services	2.8
Telecommunication Services	2.5
Retailing	2.0
Consumer Durables & Apparel	2.0
Pharmaceuticals, Biotechnology & Life Sciences	0.6

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

43

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%
	Automobiles & Components — 3.5%
181,300	Stanley Electric Co Ltd	3,780,708

	Banks — 6.9%
99,400	Sumitomo Mitsui Financial Group Inc	4,341,178
81,700	Sumitomo Mitsui Trust Holdings Inc	3,026,987

	Total Banks	7,368,165

	Capital Goods — 21.0%
198,200	EXEO Group Inc	3,477,757
178,600	Fuji Corp	2,704,911
128,100	Kyudenko Corp	3,235,540
213,500	Mitsubishi Electric Corp	2,399,145
502,000	Penta-Ocean Construction Co Ltd	2,392,387
213,500	Takuma Co Ltd	2,149,767
120,500	THK Co Ltd	2,698,684
60,600	Toyota Industries Corp	3,555,411

	Total Capital Goods	22,613,602

	Commercial & Professional Services — 6.0%
46,400	Secom Co Ltd	2,698,366
206,000	Toppan Inc	3,725,396

	Total Commercial & Professional Services	6,423,762

	Consumer Durables & Apparel — 2.0%
185,900	Haseko Corp	2,133,246

	Diversified Financials — 4.0%
157,800	Credit Saison Co Ltd	2,150,706
55,900	Zenkoku Hosho Co Ltd	2,129,704

	Total Diversified Financials	4,280,410

	Food, Beverage & Tobacco — 9.7%
85,200	Ezaki Glico Co Ltd	2,139,140
217,300	Kirin Holdings Co Ltd	3,252,651
74,400	Morinaga & Co Ltd	2,145,935
105,400	NH Foods Ltd	2,910,330

	Total Food, Beverage & Tobacco	10,448,056

	Health Care Equipment & Services — 2.8%
150,100	H.U. Group Holdings Inc	2,953,901

	Insurance — 6.3%
81,600	MS&AD Insurance Group Holdings Inc	2,670,288
269,300	T&D Holdings Inc	4,078,333

	Total Insurance	6,748,621

	Materials — 9.7%
126,500	Denka Co Ltd	2,671,361
98,800	Maruichi Steel Tube Ltd	2,146,626
227,400	Teijin Ltd	2,362,819

Shares	Description	Value ($)
	Materials — continued
329,000	Tokai Carbon Co Ltd	3,212,439

	Total Materials	10,393,245

	Pharmaceuticals, Biotechnology & Life Sciences — 0.6%
13,300	Sawai Group Holdings Co Ltd	368,238
15,200	Tsumura & Co	289,041

	Total Pharmaceuticals, Biotechnology & Life Sciences	657,279

	Retailing — 2.0%
248,800	K’s Holdings Corp	2,143,693

	Semiconductors & Semiconductor Equipment — 7.7%
34,900	Rohm Co Ltd	2,687,742
215,700	SUMCO Corp	2,976,319
72,800	Tokyo Seimitsu Co Ltd	2,657,806

	Total Semiconductors & Semiconductor Equipment	8,321,867

	Software & Services — 3.1%
92,100	NEC Corp	3,296,100

	Technology Hardware & Equipment — 7.5%
131,800	Amano Corp	2,437,406
174,400	Daiwabo Holdings Co Ltd	2,695,112
63,300	FUJIFILM Holdings Corp	2,953,063

	Total Technology Hardware & Equipment	8,085,581

	Telecommunication Services — 2.5%
91,700	KDDI Corp	2,682,946

	Transportation — 3.2%
94,800	Sankyu Inc	3,487,745

	TOTAL COMMON STOCKS (COST $122,632,182)	105,818,927

See accompanying notes to the financial statements.	44

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.3%
	Money Market Funds — 4.3%
4,654,152	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	4,654,152

	TOTAL SHORT-TERM INVESTMENTS (COST $4,654,152)	4,654,152

	TOTAL INVESTMENTS — 102.8% (Cost $127,286,334)	110,473,079
	Other Assets and Liabilities (net) — (2.8)%	(2,967,305)

	TOTAL NET ASSETS — 100.0%	$107,505,774

Notes to Schedule of Investments:

(a)   The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

45	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class VI shares of GMO Quality Cyclicals Fund returned -3.67% (net) for the fiscal year ended February 28, 2023, as compared with -8.26% for the MSCI ACWI.

Relative to the MSCI ACWI, sector allocation added value this period. The Energy (overweight) and Communication Services (underweight) allocations helped returns while Consumer Discretionary (overweight) and Health Care (underweight) reduced returns. Security selection within sector added value. Selection results in Consumer Discretionary and Consumer Staples helped returns. Industrials and Financials detracted from returns. Sector allocation had a comparable effect to stock selection within sector.

The U.S./non-U.S. regional allocation contributed to returns.

Las Vegas Sands, FEMSA and BorgWarner made the largest positive impact while Lyft, Persimmon and V.F. Corporation detracted.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

47

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Quality Cyclicals Fund Class VI Shares and the MSCI ACWI

As of February 28, 2023

	Average Annual Total Returns
	1 Year	Since Inception
Class VI	-3.67%	5/12/20 19.09%
Class I	-3.84%	7/16/21 -1.53%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class VI and I the gross expense ratio of 0.48% and 0.67%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.41% and 0.60% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

48

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.2%
Preferred Stocks	2.0
Mutual Funds	1.0
Short-Term Investments	0.2
Other	(0.4)

100.0%

Country/Region Summary¤	% of Investments
United States	49.4%
United Kingdom	10.4
France	9.3
Mexico	6.6
Canada	5.3
Spain	5.1
China	3.3
Ireland	2.7
Germany	2.2
Brazil	2.2
Finland	2.0
Hong Kong	1.5
Other Emerging	0.0 †^

100.0%

Industry Group Summary	% of Equity Investments#
Consumer Services	14.4%
Energy	11.2
Capital Goods	8.9
Diversified Financials	8.6
Consumer Durables & Apparel	8.4
Materials	7.9
Food, Beverage & Tobacco	6.6
Banks	5.8
Retailing	5.2
Media & Entertainment	4.9
Semiconductors & Semiconductor Equipment	3.2
Automobiles & Components	3.1
Software & Services	2.8
Transportation	2.7
Insurance	2.6
Household & Personal Products	2.3
Technology Hardware & Equipment	1.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

49

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%
	Brazil — 0.2%
9,602	Vale SA	156,480

	Canada — 5.3%
9,933	Brookfield Asset Management Ltd – Class A	333,947
41,367	Brookfield Corp – Class A	1,375,453
25,173	Nutrien Ltd	1,957,956

	Total Canada	3,667,356

	China — 3.3%
138,407	Alibaba Group Holding Ltd *	1,521,293
2,762	Meituan – Class B *	47,934
17,023	Tencent Holdings Ltd	747,793

	Total China	2,317,020

	Finland — 2.0%
28,731	Neste Oyj	1,385,732

	France — 9.4%
2,200	Kering SA	1,289,905
2,957	LVMH Moet Hennessy Louis Vuitton SE	2,458,232
19,589	Safran SA	2,765,993

	Total France	6,514,130

	Germany — 2.2%
13,059	Beiersdorf AG	1,558,534

	Hong Kong — 1.5%
156,502	Galaxy Entertainment Group Ltd	1,041,934

	Ireland — 2.7%
88,793	Ryanair Holdings Plc *	1,382,755
5,482	Ryanair Holdings Plc Sponsored ADR *	508,565

	Total Ireland	1,891,320

	Mexico — 6.6%
289,770	Fomento Economico Mexicano SAB de CV	2,668,611
433,845	Grupo Mexico SAB de CV – Series B	1,951,253

	Total Mexico	4,619,864

	Russia — 0.0%
33,541	LUKOIL PJSC (a)	17,720
72,920	Novatek PJSC (a)	10,377

	Total Russia	28,097

	Spain — 5.1%
30,477	Amadeus IT Group SA *	1,916,480
52,333	Industria de Diseno Textil SA	1,612,209

	Total Spain	3,528,689

Shares	Description	Value ($)
	United Kingdom — 10.4%
24,526	Berkeley Group Holdings Plc (The)	1,234,605
126,321	Compass Group Plc	2,918,240
48,923	Persimmon Plc	853,152
139,110	S4 Capital Plc *	342,903
62,728	Shell Plc	1,899,929

	Total United Kingdom	7,248,829

	United States — 48.5%
13,909	Alphabet, Inc. – Class A *	1,252,645
12,363	American Express Co.	2,151,038
953	Booking Holdings, Inc. *	2,405,372
42,893	BorgWarner, Inc.	2,156,660
6,212	CarMax, Inc. *	428,876
10,239	Chevron Corp.	1,646,124
29,604	Darling Ingredients, Inc. *	1,873,045
18,271	EOG Resources, Inc.	2,064,988
21,337	Green Plains, Inc. *	739,754
12,219	Hilton Worldwide Holdings, Inc.	1,765,768
20,110	Intercontinental Exchange, Inc.	2,047,198
2,262	Lam Research Corp.	1,099,355
31,684	Las Vegas Sands Corp. *	1,820,880
1,357	Markel Corp. *	1,804,620
6,059	Meta Platforms, Inc. – Class A *	1,059,961
19,791	Micron Technology, Inc.	1,144,316
13,296	Otis Worldwide Corp.	1,125,108
23,003	Raytheon Technologies Corp.	2,256,364
18,545	Sensata Technologies Holding Plc	938,006
39,236	US Bancorp	1,872,734
45,764	Wells Fargo & Co.	2,140,382

	Total United States	33,793,194

	TOTAL COMMON STOCKS (COST $54,960,839)	67,751,179

	PREFERRED STOCKS (b) — 2.0%
	Brazil — 2.0%
261,075	Bradespar SA	1,379,315

	TOTAL PREFERRED STOCKS (COST $1,172,269)	1,379,315

	MUTUAL FUNDS — 1.0%
	United States — 1.0%
	Affiliated Issuers — 1.0%
136,445	GMO U.S. Treasury Fund	680,863

	Total United States	680,863

	TOTAL MUTUAL FUNDS (COST $680,863)	680,863

See accompanying notes to the financial statements.	50

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
149,116	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (c)	149,116

	TOTAL SHORT-TERM INVESTMENTS (COST $149,116)	149,116

	TOTAL INVESTMENTS — 100.4% (Cost $56,963,087)	69,960,473
	Other Assets and Liabilities (net) — (0.4)%	(286,414)

	TOTAL NET ASSETS — 100.0%	$69,674,059

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(c)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

51	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Quality Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class III shares of GMO Quality Fund returned -5.30% (net) for the fiscal year ended February 28, 2023, as compared with -7.69% for the S&P 500 Index.

Relative to the S&P 500, sector allocation generated incremental returns this period. The Health Care (overweight) and Communication Services (underweight) allocations made a positive contribution while Energy (underweight) and Industrials (underweight) had a negative impact. Security selection within sector generated incremental returns. Selection results in IT, Consumer Discretionary and Health Care made a positive contribution. Financials and Industrials detracted. Stock selection within sector had a larger impact than sector allocation.

The allocation to non-U.S. stocks helped.

Merck, Safran and TJX added to returns while Exxon (underweight), Lyft and Taiwan Semi detracted from returns.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

53

GMO Quality Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Quality Fund Class III Shares and the S&P 500 Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class III	-5.30%	10.94%	12.64%	n/a
Class IV	-5.23%	11.00%	12.69%	n/a
Class VI	-5.24%	11.04%	12.74%	n/a
Class R6	-5.29%	n/a	n/a	11/12/19 10.10%
Class I	-5.40%	n/a	n/a	9/26/19 11.23%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class III, IV, VI, R6 and I the gross expense ratio of 0.50%, 0.46%, 0.41%, 0.50% and 0.62%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.49%, 0.45%, 0.40%, 0.48% and 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

54

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.2%
Mutual Funds	1.7
Short-Term Investments	0.1
Other	0.0 ^

100.0%

Country/Region Summary¤	% of Investments
United States	78.6%
France	4.9
United Kingdom	4.9
Germany	3.6
Taiwan	3.0
Switzerland	3.0
China	1.2
Other Developed	0.8 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	22.8%
Health Care Equipment & Services	13.8
Semiconductors & Semiconductor Equipment	10.8
Pharmaceuticals, Biotechnology & Life Sciences	9.8
Retailing	7.8
Capital Goods	6.3
Media & Entertainment	6.2
Banks	5.8
Food, Beverage & Tobacco	5.2
Technology Hardware & Equipment	3.7
Consumer Services	2.7
Household & Personal Products	2.3
Consumer Durables & Apparel	1.5
Diversified Financials	1.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

55

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 98.2%
	Banks — 5.6%
4,531,787	US Bancorp	216,302,194
3,561,717	Wells Fargo & Co.	166,581,504

	Total Banks	382,883,698

	Capital Goods — 6.2%
480,068	Knorr-Bremse AG	32,627,772
1,823,758	Otis Worldwide Corp.	154,326,402
1,665,821	Safran SA	235,216,126

	Total Capital Goods	422,170,300

	Consumer Durables & Apparel — 1.5%
120,331	LVMH Moet Hennessy Louis Vuitton SE	100,034,322

	Consumer Services — 2.7%
7,878,697	Compass Group Plc	182,011,946

	Diversified Financials — 1.3%
495,377	American Express Co.	86,190,644

	Food, Beverage & Tobacco — 5.1%
2,926,465	Coca-Cola Co. (The)	174,153,932
383,637	Constellation Brands, Inc. – Class A	85,819,597
754,097	Nestle SA (Registered)	84,964,578

	Total Food, Beverage & Tobacco	344,938,107

	Health Care Equipment & Services — 13.6%
906,275	Abbott Laboratories	92,186,293
228,877	Cigna Group (The)	66,854,972
369,173	Elevance Health, Inc.	173,389,483
335,018	Intuitive Surgical, Inc.*	76,849,779
1,441,951	Medtronic Plc	119,393,543
831,699	Quest Diagnostics, Inc.	115,073,873
584,385	UnitedHealth Group, Inc.	278,132,197

	Total Health Care Equipment & Services	921,880,140

	Household & Personal Products — 2.2%
3,045,538	Unilever Plc	151,629,656

	Media & Entertainment — 6.0%
2,310,850	Alphabet, Inc. – Class A*	208,115,151
1,155,495	Meta Platforms, Inc. – Class A*	202,142,295

	Total Media & Entertainment	410,257,446

	Pharmaceuticals, Biotechnology & Life Sciences — 9.7%
442,096	Eli Lilly & Co.	137,589,117
1,572,089	Johnson & Johnson	240,938,360
1,511,540	Merck & Co., Inc.	160,586,010
403,768	Roche Holding AG – Genusschein	116,422,006

	Total Pharmaceuticals, Biotechnology & Life Sciences	655,535,493

Shares	Description	Value ($)
	Retailing — 7.6%
7,678,765	Alibaba Group Holding Ltd*	84,400,699
2,476,206	Amazon.com, Inc.*	233,332,892
2,604,667	TJX Cos, Inc. (The)	199,517,492

	Total Retailing	517,251,083

	Semiconductors & Semiconductor Equipment — 10.6%
288,314	KLA Corp.	109,380,565
426,262	Lam Research Corp.	207,167,595
12,285,790	Taiwan Semiconductor Manufacturing Co Ltd	203,254,787
1,175,016	Texas Instruments, Inc.	201,456,493

	Total Semiconductors & Semiconductor Equipment	721,259,440

	Software & Services — 22.4%
698,948	Accenture Plc – Class A	185,605,641
394,286	Adobe, Inc.*	127,728,950
817,054	Amadeus IT Group SA*	51,378,671
1,835,584	Microsoft Corp.	457,831,361
2,431,421	Oracle Corp.	212,506,195
809,873	salesforce.com, Inc.*	132,503,322
1,835,197	SAP SE	208,498,284
641,249	Visa, Inc. – Class A	141,036,305

	Total Software & Services	1,517,088,729

	Technology Hardware & Equipment — 3.7%
1,692,441	Apple, Inc.	249,482,728

	TOTAL COMMON STOCKS (COST $4,246,389,689)	6,662,613,732

	MUTUAL FUNDS — 1.7%
	Affiliated Issuers — 1.7%
23,294,255	GMO U.S. Treasury Fund	116,238,335

	TOTAL MUTUAL FUNDS (COST $116,151,685)	116,238,335

See accompanying notes to the financial statements.	56

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
3,826,774	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	3,826,774

	TOTAL SHORT-TERM INVESTMENTS (COST $3,826,774)	3,826,774

	TOTAL INVESTMENTS — 100.0% (Cost $4,366,368,148)	6,782,678,841
	Other Assets and Liabilities (net) — 0.0%	2,725,342

	TOTAL NET ASSETS — 100.0%	$6,785,404,183

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

57	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Resource Transition Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers ex-Energy is included for comparative purposes.

Class VI shares of GMO Resource Transition Fund returned -5.10% (net) for the period from the Fund’s inception on February 15, 2023 until the end of the fiscal year ended February 28, 2023, as compared with -3.68% for the MSCI ACWI Commodity Producers ex-Energy.

The Fund’s industrial metals portfolio, the largest segment by weight, performed in line with the benchmark. Copper producers were the strongest performer in the metals portfolio for the period.

The Fund’s energy portfolio, which is primarily an off-benchmark position, detracted as the clean energy portfolio was down about 9% for the period.

The Fund agriculture portfolio delivered strong returns for the period; agricultural productivity and precision agriculture companies had positive returns in an otherwise down market.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

59

GMO Resource Transition Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $350,000,000 Investment in

GMO Resource Transition Fund Class VI Shares and the MSCI ACWI Commodity Producers ex-Energy

As of February 28, 2023

Average Annual Total Returns
Since Inception
Class VI	2/15/23 -5.10%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class VI the gross expense ratio of 0.93% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated February 11, 2023. For the Class listed above, the net expense ratio of 0.86% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2024. Elimination of this reimbursement will result in higher fees and lower performance

60

GMO Resource Transition Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	94.4%
Preferred Stocks	4.7
Mutual Funds	0.8
Short-Term Investments	0.1
Other	0.0 ^

100.0%

Country/Region Summary¤	% of Investments
United States	33.2%
Canada	17.7
Brazil	12.7
United Kingdom	12.2
France	4.2
South Africa	4.0
Mexico	3.6
Chile	2.5
Japan	1.7
Denmark	1.7
Australia	1.6
Argentina	1.5
Norway	1.3
China	1.2
Other Developed	0.9 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Industrial Metals	54.8%
Energy	25.9
Agriculture	15.0
Water	4.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

61

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 94.4%
	Argentina — 1.5%
859,100	Adecoagro SA	6,975,892

	Australia — 1.5%
253,522	Fortescue Metals Group Ltd	3,632,949
1,992,788	Jupiter Mines Ltd	315,018
2,149,903	Perenti Ltd *	1,532,143
270,056	Sandfire Resources Ltd	1,063,365
578,245	Sunrise Energy Metals Ltd *	621,909

	Total Australia	7,165,384

	Brazil — 8.0%
958,900	Dexco SA	1,194,172
880,600	Sao Martinho SA	4,575,026
431,700	SLC Agricola SA	4,062,661
871,000	Suzano SA	7,942,305
1,185,600	Vale SA	19,321,241

	Total Brazil	37,095,405

	Canada — 17.7%
273,200	Anaergia Inc *	878,965
260,200	Canadian Solar Inc *	10,342,950
240,200	Enerflex Ltd	1,593,118
768,100	First Quantum Minerals Ltd	16,780,550
520,000	Greenlane Renewables Inc *	163,870
3,649,800	Ivanhoe Mines Ltd – Class A *	30,493,016
531,300	Largo Inc *	3,399,230
725,900	Li-Cycle Holdings Corp *	4,398,954
73,500	Nutrien Ltd	5,716,830
95,000	Teck Resources Ltd – Class B (a)	3,792,400
96,200	Teck Resources Ltd – Class B (a)	3,840,245

	Total Canada	81,400,128

	Chile — 2.5%
129,800	Sociedad Quimica y Minera de Chile SA Sponsored ADR	11,519,750

	China — 1.2%
3,340,000	China High Speed Transmission Equipment Group Co Ltd *	1,380,736
1,858,000	China Water Affairs Group Ltd	1,653,088
2,752,000	Xinjiang Goldwind Science & Technology Co Ltd – Class H	2,482,431

	Total China	5,516,255

	Denmark — 1.7%
269,614	Vestas Wind Systems A/S	7,693,419

	Finland — 0.9%
123,342	Kemira Oyj	2,362,429
40,894	Neste Oyj	1,972,368

	Total Finland	4,334,797

Shares	Description	Value ($)
	France — 4.2%
28,022	Eramet SA	3,007,071
241,114	Technip Energies NV	4,668,050
388,439	Veolia Environnement SA	11,592,691

	Total France	19,267,812

	Japan — 1.7%
91,800	Ebara Corp	3,901,240
246,700	Mitsubishi Materials Corp	3,840,387

	Total Japan	7,741,627

	Mexico — 3.6%
3,651,600	Grupo Mexico SAB de CV – Series B	16,423,369

	Norway — 1.3%
446,020	Austevoll Seafood ASA	3,811,105
114,992	TGS ASA	2,069,932

	Total Norway	5,881,037

	South Africa — 4.0%
290,598	African Rainbow Minerals Ltd	4,022,128
19,348	Anglo American Platinum Ltd	1,069,876
684,736	Impala Platinum Holdings Ltd	6,393,302
3,486,218	Sibanye Stillwater Ltd	7,038,907

	Total South Africa	18,524,213

	United Kingdom — 12.2%
610,009	Anglo American Plc	21,078,685
1,420,802	Ferrexpo Plc	2,517,662
5,444,126	Glencore Plc	32,457,124

	Total United Kingdom	56,053,471

	United States — 32.4%
319,200	Aemetis, Inc. *	1,139,544
82,400	AGCO Corp.	11,602,744
63,000	Alcoa Corp.	3,083,220
313,600	Ameresco, Inc. – Class A *	13,782,720
1,200,800	Clean Energy Fuels Corp. *	6,724,480
251,600	Darling Ingredients, Inc. *	15,918,732
13,100	Deere & Co.	5,492,044
273,300	Freeport-McMoRan, Inc.	11,197,101
1,056,700	GrafTech International Ltd.	5,970,355
355,400	Green Plains, Inc. *	12,321,718
672,100	Livent Corp. *	15,760,745
263,300	Mosaic Co. (The)	14,004,927
64,300	PotlatchDeltic Corp. (REIT)	2,968,088
24,200	SolarEdge Technologies, Inc. *	7,693,664
885,400	Sunrun, Inc. *	21,285,016

	Total United States	148,945,098

	TOTAL COMMON STOCKS (COST $458,303,414)	434,537,657

See accompanying notes to the financial statements.	62

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	PREFERRED STOCKS (b) — 4.7%
	Brazil — 4.7%
4,063,200	Bradespar SA	21,466,753

	TOTAL PREFERRED STOCKS (COST $22,675,279)	21,466,753

	MUTUAL FUNDS — 0.8%
	United States — 0.8%
	Affiliated Issuers — 0.8%
703,815	GMO U.S. Treasury Fund	3,512,040

	Total United States	3,512,040

	TOTAL MUTUAL FUNDS (COST $3,512,040)	3,512,040

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
466,627	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (c)	466,627

	TOTAL SHORT-TERM INVESTMENTS (COST $466,627)	466,627

	TOTAL INVESTMENTS — 100.0% (Cost $484,957,360)	459,983,077
	Other Assets and Liabilities (net) — 0.0%	225,676

	TOTAL NET ASSETS — 100.0%	$460,208,753

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(c)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

63	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Resources Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class III shares of GMO Resources Fund returned -1.47% (net) for the fiscal year ended February 28, 2023, as compared with 5.35% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong absolute returns but the underweight to fossil fuel producers and off-benchmark position in clean energy led to underperformance versus the benchmark. Fossil fuel producers delivered close to 20% for the year; two of the top five individual contributors, Kosmos Energy and Galp Energia, were from this segment.

The Fund’s industrial metals portfolio, the second largest segment by weight, underperformed. Lithium producers delivered positive returns, although this was balanced out by drawdowns across copper and platinum group metals producers. Norilsk Nickel was one of the largest individual detractors for the year.

The Fund’s agriculture segment, at roughly twice the weight of that in the benchmark, detracted relative value as the segment was down 4.4% in the Fund. Precision agriculture companies went against that trend, delivering a 21% return.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

65

GMO Resources Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Resources Fund Class III Shares, the MSCI ACWI Commodity Producers and the MSCI ACWI

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class III	-1.47%	10.54%	7.88%	n/a
Class IV	-1.40%	10.59%	n/a	3/20/13 8.07%
Class VI	-1.39%	n/a	n/a	2/8/22 -3.93%
Class R6	-1.43%	n/a	n/a	1/22/21 6.06%
Class I	-1.55%	n/a	n/a	1/22/21 5.97%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, IV, VI, R6 and I the gross expense ratio of 0.71%, 0.65%, 0.61%, 0.74% and 0.83%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.71%, 0.65%, 0.61%, 0.74% and 0.81% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

66

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	90.4%
Preferred Stocks	8.2
Mutual Funds	2.2
Short-Term Investments	0.2
Rights/Warrants	0.0 ^
Other	(1.0)

100.0%

Country/Region Summary¤	% of Investments
United States	32.7%
United Kingdom	14.6
Brazil	11.6
Canada	11.0
Portugal	3.5
South Africa	2.7
Norway	2.7
France	2.6
Other Emerging	2.5	†
Mexico	2.2
Spain	2.0
China	1.8
Australia	1.7
Chile	1.5
Austria	1.4
India	1.4
Italy	1.2
Japan	1.0
Denmark	1.0
Other Developed	0.9	‡

	100.0%

Industry Group Summary	% of Equity Investments#
Energy	53.6%
Industrial Metals	34.2
Agriculture	9.5
Water	2.7
Cash/Other	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

67

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 90.4%
	Argentina — 0.9%
2,059,375	Adecoagro SA (a)	16,722,125

	Australia — 1.7%
13,006,288	Beach Energy Ltd	12,266,452
735,000	Clean TeQ Water Ltd *	185,540
607,823	Fortescue Metals Group Ltd	8,710,053
4,776,947	Jupiter Mines Ltd (a)	755,135
5,153,570	Perenti Ltd *	3,672,727
647,464	Sandfire Resources Ltd (a)	2,549,437
1,938,657	Sunrise Energy Metals Ltd *	2,085,045

	Total Australia	30,224,389

	Austria — 1.4%
504,933	OMV AG (a)	24,594,008

	Brazil — 3.5%
2,298,590	Dexco SA	2,862,563
1,411,600	Enauta Participacoes SA	3,715,411
2,110,878	Sao Martinho SA	10,966,752
1,034,820	SLC Agricola SA	9,738,529
2,082,000	Suzano SA	18,984,936
1,025,968	Vale SA	16,719,783

	Total Brazil	62,987,974

	Canada — 11.1%
654,900	Anaergia Inc * (a)	2,107,007
545,800	Birchcliff Energy Ltd (a)	3,356,000
623,860	Canadian Solar Inc * (a)	24,798,435
798,100	Crescent Point Energy Corp	5,451,023
575,852	Enerflex Ltd	3,819,319
1,841,500	First Quantum Minerals Ltd	40,230,938
1,246,100	Greenlane Renewables Inc * (a)	392,688
6,348,000	Ivanhoe Mines Ltd – Class A * (a)	53,035,691
1,273,509	Largo Inc *	8,147,844
1,740,100	Li-Cycle Holdings Corp * (a)	10,545,006
176,300	Nutrien Ltd	13,712,614
851,600	Tamarack Valley Energy Ltd (a)	2,708,643
227,800	Teck Resources Ltd – Class B (b)	9,093,776
230,700	Teck Resources Ltd – Class B (a) (b)	9,209,402
609,000	Vermilion Energy Inc (a)	8,160,600
420,000	Whitecap Resources Inc (a)	3,219,641

	Total Canada	197,988,627

	Chile — 1.6%
311,295	Sociedad Quimica y Minera de Chile SA
	Sponsored ADR	27,627,431

	China — 1.8%
8,006,000	China High Speed Transmission Equipment
	Group Co Ltd * (a)	3,309,631
4,454,000	China Water Affairs Group Ltd	3,962,785

Shares	Description	Value ($)
	China — continued
2,516,300	Henan Shenhuo Coal & Power Co Ltd – Class A	6,770,864
1,829,284	Inner Mongolia Eerduosi Resources Co Ltd – Class A	4,412,994
4,999,845	Western Mining Co Ltd – Class A	8,275,520
6,597,000	Xinjiang Goldwind Science & Technology Co Ltd – Class H	5,950,798

	Total China	32,682,592

	Denmark — 1.0%
646,403	Vestas Wind Systems A/S	18,445,071

	Finland — 0.6%
295,665	Kemira Oyj	5,663,015
98,029	Neste Oyj	4,728,060

	Total Finland	10,391,075

	France — 2.6%
67,171	Eramet SA	7,208,192
577,978	Technip Energies NV	11,189,853
931,289	Veolia Environnement SA	27,793,671
10,058	Vilmorin & Cie SA	512,882

	Total France	46,704,598

	Hungary — 0.9%
2,087,807	MOL Hungarian Oil & Gas Plc	15,854,133

	India — 1.4%
2,021,714	Oil India Ltd	6,015,416
5,717,817	Vedanta Ltd	18,541,595

	Total India	24,557,011

	Israel — 0.3%
63,210	Delek Group Ltd *	5,908,700

	Italy — 1.2%
1,499,266	Eni SPA	21,175,667

	Japan — 1.1%
220,100	Ebara Corp	9,353,626
591,300	Mitsubishi Materials Corp	9,204,787

	Total Japan	18,558,413

	Mexico — 2.2%
8,754,740	Grupo Mexico SAB de CV – Series B	39,375,157

	Norway — 2.7%
1,069,161	Austevoll Seafood ASA	9,135,655
3,149,846	DNO ASA	3,609,194
1,001,352	Equinor ASA	30,654,731
275,650	TGS ASA	4,961,882

	Total Norway	48,361,462

See accompanying notes to the financial statements.	68

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Pakistan — 0.1%
459,459	Pakistan Oilfields Ltd	752,015

	Portugal — 3.5%
5,154,089	Galp Energia SGPS SA	62,877,418

	Russia — 0.1%
3,574,704	Gazprom Neft PJSC (c)	202,836
14,145,410	Gazprom PJSC (c)	297,270
248,399	LUKOIL PJSC (c)	131,233
232,917	MMC Norilsk Nickel PJSC (c)	449,696
338,098	PhosAgro PJSC (c)	303,455
6,533	PhosAgro PJSC GDR * (c) (d)	1,955
2	PhosAgro PJSC GDR (Registered) * (c)	—
601,778	Ros Agro Plc GDR (Registered) * (c)	63,037
3,476,399	Tatneft PJSC (c)	151,887

	Total Russia	1,601,369

	Singapore — 0.0%
2,725,600	Ezra Holdings Ltd * (a) (c)	—

	South Africa — 2.7%
696,598	African Rainbow Minerals Ltd	9,641,520
46,379	Anglo American Platinum Ltd	2,564,594
1,641,392	Impala Platinum Holdings Ltd	15,325,491
291,076	Sasol Ltd	4,268,175
8,356,871	Sibanye Stillwater Ltd	16,873,081

	Total South Africa	48,672,861

	South Korea — 0.1%
1,872	Young Poong Corp *	882,178

	Spain — 2.0%
2,282,140	Repsol SA	36,091,675

	Switzerland — 0.0%
6,630	Gurit Holding AG (a)	689,719

	Turkey — 0.3%
2,231,200	Koza Anadolu Metal Madencilik
	Isletmeleri AS *	5,381,727

	Ukraine — 0.1%
501,341	Kernel Holding SA *	2,269,414

	United Kingdom — 14.7%
1,139,322	Anglo American Plc	39,368,942
11,208,541	BP Plc	73,657,242
3,520,763	Ferrexpo Plc	6,238,796
11,210,476	Glencore Plc	66,835,302
845,161	Harbour Energy Plc	2,948,880
760,605	Serica Energy Plc	2,369,001
2,357,728	Shell Plc	71,411,749

	Total United Kingdom	262,829,912

Shares	Description	Value ($)
	United States — 30.8%
765,224	Aemetis, Inc. *	2,731,850
197,600	AGCO Corp.	27,824,056
151,100	Alcoa Corp.	7,394,834
751,801	Ameresco, Inc. – Class A *	33,041,654
159,100	California Resources Corp.	6,714,020
2,878,466	Clean Energy Fuels Corp. *	16,119,410
603,300	Darling Ingredients, Inc. *	38,170,791
31,500	Deere & Co.	13,206,060
655,182	Freeport-McMoRan, Inc.	26,842,806
2,533,082	GrafTech International Ltd.	14,311,913
851,993	Green Plains, Inc. *	29,538,597
485,300	Hess Corp.	65,369,910
13,951,301	Kosmos Energy Ltd. *	109,796,739
1,611,246	Livent Corp. *	37,783,719
286,500	Marathon Oil Corp.	7,205,475
631,221	Mosaic Co. (The)	33,574,645
154,100	PotlatchDeltic Corp. (REIT)	7,113,256
114,500	Sitio Royalties Corp. – Class A	2,691,895
58,024	SolarEdge Technologies, Inc. *	18,446,990
2,122,866	Sunrun, Inc. *	51,033,699

	Total United States	548,912,319

	TOTAL COMMON STOCKS (COST $1,608,673,321)	1,613,119,040

	PREFERRED STOCKS (e) — 8.2%
	Brazil — 8.2%
15,176,026	Bradespar SA	80,178,185
13,576,981	Petroleo Brasileiro SA	65,454,354

	Total Brazil	145,632,539

	Russia — 0.0%
20,237,584	Surgutneftegas PJSC (c)	75,045
7,494,797	Tatneft PJSC (c)	332,947

	Total Russia	407,992

	TOTAL PREFERRED STOCKS (COST $199,442,442)	146,040,531

	MUTUAL FUNDS — 2.2%
	United States — 2.2%
	Affiliated Issuers — 2.2%
7,868,642	GMO U.S. Treasury Fund	39,264,526

	Total United States	39,264,526

	TOTAL MUTUAL FUNDS (COST $39,249,466)	39,264,526

69	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	RIGHTS/WARRANTS — 0.0%
	Singapore — 0.0%
2,117,812	Ezion Holdings Ltd, expires 04/16/23* (a) (c)	2

	Total Singapore	2

	TOTAL RIGHTS/WARRANTS (COST $0)	2

	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
3,375,156	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (f)	3,375,156

	TOTAL SHORT-TERM INVESTMENTS (COST $3,375,156)	3,375,156

	TOTAL INVESTMENTS — 101.0% (Cost $1,850,740,385)	1,801,799,255
	Other Assets and Liabilities (net) — (1.0)%	(17,522,059)

	TOTAL NET ASSETS — 100.0%	$1,784,277,196

Additional information on each restricted security is as follows:

			Value as a
			Percentage	Value as of
Issuer	Acquisition	Acquisition	of Fund’s	February 28,
Description	Date	Cost	Net Assets	2023
PhosAgro PJSC GDR	08/26/16	$93,496	0.0%	$1,955

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)	Securities are traded on separate exchanges for the same entity.
(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.
(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(f)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

See accompanying notes to the financial statements.	70

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of the Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to S&P 600 Index is included for comparative purposes.

Class VI shares of GMO Small Cap Quality Fund returned 20.10% (net) for the period from the Fund’s inception on September 20, 2022 until the end of fiscal year ended February 28, 2023, as compared with 10.20% for the S&P 600 Index.

Relative to the S&P 600, sector allocation added value during the period. The Industrials (overweight) and Financials (underweight) allocations helped returns while Energy (underweight) reduced returns. Security selection with sector added value. Selection results in IT and Financials helped returns. Consumer Staples and Materials detracted from returns. Sector allocation had a comparable effect to stock selection within sector.

Axcelis, SAIA and TopBuild made the largest positive impact while Ollie’s Bargain Outlet, Globus Medical and Booz Allen Hamilton detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

71

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $350,000,000 Investment in

GMO Small Cap Quality Fund Class VI Shares and the S&P 600 Index

As of February 28, 2023

Average Annual Total Returns
Since Inception
Class III	11/15/22 4.57%
Class VI	9/20/22 20.10%
Class I	11/15/22 4.51%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class III, VI and I the gross expense ratio of 0.91%, 0.82% and 1.01%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated September 20, 2022. For the Classes listed above, the net expense ratio of 0.75%, 0.66% and 0.75% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least October 1, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

72

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.0%
Mutual Funds	0.9
Short-Term Investments	0.4
Other	0.7

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	23.7%
Semiconductors & Semiconductor Equipment	8.1
Consumer Durables & Apparel	7.6
Food, Beverage & Tobacco	7.1
Automobiles & Components	6.7
Transportation	6.7
Technology Hardware & Equipment	5.8
Commercial & Professional Services	5.6
Materials	5.3
Diversified Financials	4.8
Software & Services	4.5
Media & Entertainment	3.3
Banks	3.0
Retailing	2.9
Health Care Equipment & Services	2.9
Pharmaceuticals, Biotechnology & Life Sciences	2.0

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

73

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%
	Automobiles & Components — 6.6%
18,427	Fox Factory Holding Corp.*	2,165,172
74,805	Gentex Corp.	2,135,683

	Total Automobiles & Components	4,300,855

	Banks — 2.9%
43,836	Essent Group Ltd.	1,882,756

	Capital Goods — 23.2%
20,381	A O Smith Corp.	1,337,605
14,839	AAON, Inc.	1,349,755
12,614	Allegion PLC	1,421,724
12,091	Curtiss-Wright Corp.	2,113,386
20,334	Graco, Inc.	1,414,026
5,610	Kadant, Inc.	1,204,243
9,139	RBC Bearings, Inc.*	2,100,234
39,676	Trex Co., Inc.*	2,028,634
21,267	Woodward, Inc.	2,105,433

	Total Capital Goods	15,075,040

	Commercial & Professional Services — 5.5%
14,939	Booz Allen Hamilton Holding Corp.	1,415,171
11,577	FTI Consulting, Inc.*	2,126,811

	Total Commercial & Professional Services	3,541,982

	Consumer Durables & Apparel — 7.5%
35,905	Acushnet Holdings Corp.	1,732,775
17,016	Malibu Boats, Inc. – Class A*	1,016,876
10,211	TopBuild Corp.*	2,119,702

	Total Consumer Durables & Apparel	4,869,353

	Diversified Financials — 4.7%
12,532	Cohen & Steers, Inc.	906,815
22,514	Houlihan Lokey, Inc.	2,154,590

	Total Diversified Financials	3,061,405

	Food, Beverage & Tobacco — 7.0%
4,649	Boston Beer Co., Inc. (The) – Class A*	1,505,346
7,294	J & J Snack Foods Corp.	1,029,986
10,519	Lancaster Colony Corp.	2,019,438

	Total Food, Beverage & Tobacco	4,554,770

	Health Care Equipment & Services — 2.8%
31,168	Globus Medical, Inc. – Class A*	1,818,341

	Materials — 5.2%
18,270	AptarGroup, Inc.	2,132,474
9,651	Balchem Corp.	1,254,630

	Total Materials	3,387,104

Shares	Description	Value ($)
	Media & Entertainment — 3.3%
55,044	New York Times Co. (The) – Class A	2,119,194

	Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
18,227	Bruker Corp.	1,256,205

	Retailing — 2.8%
26,367	Ollie’s Bargain Outlet Holdings, Inc.*	1,517,157
1,116	Winmark Corp.	325,872

	Total Retailing	1,843,029

	Semiconductors & Semiconductor Equipment — 7.9%
17,031	Axcelis Technologies, Inc.*	2,189,165
23,944	Power Integrations, Inc.	1,969,394
7,144	Universal Display Corp.	970,512

	Total Semiconductors & Semiconductor Equipment	5,129,071

	Software & Services — 4.4%
17,312	Dolby Laboratories, Inc. – Class A	1,424,432
29,733	Genpact Ltd.	1,419,156

	Total Software & Services	2,843,588

	Technology Hardware & Equipment — 5.7%
35,101	Ciena Corp.*	1,692,570
16,703	Fabrinet*	2,035,595

	Total Technology Hardware & Equipment	3,728,165

	Transportation — 6.6%
11,735	Landstar System, Inc.	2,121,571
7,883	Saia, Inc.*	2,135,267

	Total Transportation	4,256,838

	TOTAL COMMON STOCKS (COST $52,997,114)	63,667,696

	MUTUAL FUNDS — 0.9%
	Affiliated Issuers — 0.9%
122,595	GMO U.S. Treasury Fund	611,750

	TOTAL MUTUAL FUNDS (COST $611,333)	611,750

See accompanying notes to the financial statements.	74

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
254,109	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	254,109

	TOTAL SHORT-TERM INVESTMENTS (COST $254,109)	254,109

	TOTAL INVESTMENTS — 99.3% (Cost $53,862,556)	64,533,555
	Other Assets and Liabilities (net) — 0.7%	444,380

	TOTAL NET ASSETS — 100.0%	$64,977,935

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

75	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class III shares of GMO Tax-Managed International Equities Fund returned -2.42% (net) for the fiscal year ended February 28, 2023, as compared with -3.14% for the MSCI EAFE Index.

Stock selection drove outperformance for the period with notable contributions from Japan, Emerging Markets, Singapore, Consumer Staples, Industrials, and Spanish Financials.

Decisions which detracted from performance included stock selection in the United Kingdom, Health Care, and Consumer Discretionary. Aggregate country and sector allocation decisions were also detractors.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

77

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Tax-Managed International Equities Fund Class III Shares, the MSCI EAFE Index and

the MSCI EAFE Index (After Tax) As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class III	-2.42%	1.75%	4.19%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III the gross expense ratio of 1.44% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Class listed above, the net expense ratio of 0.85% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

78

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.8%
Mutual Funds	3.8
Preferred Stocks	1.8
Short-Term Investments	0.1
Futures Contracts	0.0 ^
Other	(1.5)

100.0%

Country/Region Summary¤	% of Investments
Japan	21.8%
France	13.9
United Kingdom	13.2
Netherlands	7.0
Spain	6.5
Switzerland	5.7
Germany	4.4
Australia	4.1
United States	4.1
Singapore	3.7
Turkey	2.0
Norway	2.0
Brazil	1.9
Other Developed	1.8 ‡
South Korea	1.7
Thailand	1.7
Finland	1.4
Other Emerging	1.1 †
Hong Kong	1.0
Italy	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	14.4%
Banks	11.7
Pharmaceuticals, Biotechnology & Life Sciences	10.1
Food, Beverage & Tobacco	9.6
Energy	7.9
Consumer Durables & Apparel	6.3
Materials	5.7
Diversified Financials	4.9
Telecommunication Services	4.7
Technology Hardware & Equipment	4.1
Commercial & Professional Services	3.5
Food & Staples Retailing	3.1
Semiconductors & Semiconductor Equipment	3.1
Automobiles & Components	2.8
Retailing	2.4
Insurance	1.6
Media & Entertainment	1.1
Household & Personal Products	0.7
Real Estate	0.7
Utilities	0.5
Health Care Equipment & Services	0.5
Software & Services	0.4
Transportation	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

79

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 95.8%
	Australia — 4.2%
3,324	BHP Group Ltd	100,601
7,015	BlueScope Steel Ltd	89,755
7,666	Brambles Ltd	66,239
4,574	Fortescue Metals Group Ltd	65,545
9,989	GrainCorp Ltd – Class A	52,673
2,367	JB Hi-Fi Ltd	66,438
10,142	Rio Tinto Ltd	792,639
4,330	Sims Ltd	46,249

	Total Australia	1,280,139

	Belgium — 0.1%
605	Bekaert SA	26,694

	Brazil — 1.2%
600	Arezzo Industria e Comercio SA	8,549
4,400	Banco do Brasil SA	33,869
10,200	BB Seguridade Participacoes SA	66,650
71,500	Cielo SA	65,553
12,100	JBS SA	44,351
5,100	Petroleo Brasileiro SA Sponsored ADR	56,559
27,700	TIM SA	64,866
5,200	Vibra Energia SA	14,690

	Total Brazil	355,087

	Finland — 1.4%
68,365	Nokia Oyj	316,294
3,563	UPM-Kymmene Oyj	129,110

	Total Finland	445,404

	France — 14.1%
338	Alten SA	52,750
12,683	Cie de Saint-Gobain	753,657
1,448	Coface SA	21,341
1,551	Ipsen SA	177,215
1,111	IPSOS	68,155
125	Kering SA	73,290
27	LVMH Moet Hennessy Louis Vuitton SE	22,446
3,231	Publicis Groupe SA	256,500
805	Renault SA *	36,029
8,720	Sanofi	815,305
390	Societe BIC SA	25,228
10,871	Societe Generale SA	313,297
16,700	STMicroelectronics NV	804,272
14,783	TotalEnergies SE	912,172

	Total France	4,331,657

	Germany — 3.5%
1,871	Bayer AG (Registered)	111,102
1,208	Bayerische Motoren Werke AG	124,624
253	Hannover Rueck SE	49,132
207	Henkel AG & Co KGaA	14,313

Shares	Description	Value ($)
	Germany — continued
84	Hornbach Holding AG & Co KGaA	6,976
3,298	Kloeckner & Co SE	35,697
1,644	Mercedes-Benz Group AG	126,001
2,923	Merck KGaA	553,888
117	RTL Group SA	5,640
268	Volkswagen AG	47,613

	Total Germany	1,074,986

	Hong Kong — 1.1%
9,100	ASMPT Ltd	77,645
20,500	CK Asset Holdings Ltd	128,577
4,000	Johnson Electric Holdings Ltd	4,588
1,800	VTech Holdings Ltd	9,889
181,500	WH Group Ltd	105,620

	Total Hong Kong	326,319

	India — 1.0%
3,359	Cipla Ltd	36,777
39,788	GAIL India Ltd	49,463
34	Hero MotoCorp Ltd	997
644	Hindustan Aeronautics Ltd	20,058
16,760	ITC Ltd	76,296
1,169	Rajesh Exports Ltd	9,179
67,001	REC Ltd	92,742
742	Sun Pharmaceutical Industries Ltd	8,597

	Total India	294,109

	Ireland — 0.6%
10,544	Bank of Ireland Group Plc	116,164
908	Kingspan Group Plc	58,937

	Total Ireland	175,101

	Italy — 1.0%
675	Banca IFIS SPA	11,080
15,234	Eni SPA	215,166
1,005	Esprinet SPA	7,670
128	Sesa SPA	16,509
13,409	Unipol Gruppo SPA	70,932

	Total Italy	321,357

	Japan — 22.2%
500	Advantest Corp	39,634
2,300	Asahi Kasei Corp	16,020
2,800	Bandai Namco Holdings Inc	173,015
7,500	Brother Industries Ltd	110,317
28,500	Canon Inc	613,384
1,600	Daiwabo Holdings Co Ltd	24,726
400	FUJIFILM Holdings Corp	18,661
3,100	Haseko Corp	35,573
23,100	ITOCHU Corp	690,475
35,500	Japan Tobacco Inc	721,907
22,300	KDDI Corp	652,450

See accompanying notes to the financial statements.	80

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Japan — continued
51,600	Marubeni Corp	658,729
17,300	Mitsubishi Motors Corp *	68,223
23,200	Mitsui & Co Ltd	651,128
8,900	NGK Spark Plug Co Ltd	178,971
1,000	Nichias Corp	19,719
18,700	Nippon Telegraph & Telephone Corp	541,866
2,600	Ono Pharmaceutical Co Ltd	52,957
6,500	Seiko Epson Corp	89,620
6,900	Sekisui Chemical Co Ltd	92,503
19,300	Sekisui House Ltd	365,411
600	Shimamura Co Ltd	56,051
12,120	Sojitz Corp	232,676
23,500	Sumitomo Chemical Co Ltd	82,344
2,000	Sumitomo Corp	34,086
8,000	Sumitomo Forestry Co Ltd	153,512
7,000	Toyota Tsusho Corp	285,485
900	Yakult Honsha Co Ltd	61,350
3,400	Yamaha Motor Co Ltd	86,990

	Total Japan	6,807,783

	Netherlands — 7.1%
9,795	ABN AMRO Bank NV CVA	172,844
1,130	ASR Nederland NV	51,427
2,955	EXOR NV *	243,830
22,005	Koninklijke Ahold Delhaize NV	698,700
1,838	NN Group NV	74,396
8,239	Randstad NV	505,547
1,309	Signify NV	45,357
3,480	Wolters Kluwer NV	402,871

	Total Netherlands	2,194,972

	Norway — 2.0%
20,091	Equinor ASA	615,053

	Poland — 0.1%
233	Asseco Poland SA	4,178
1,259	Polski Koncern Naftowy ORLEN SA	18,804

	Total Poland	22,982

	Portugal — 0.7%
7,022	Jeronimo Martins SGPS SA	144,133
8,084	Navigator Co SA (The)	28,432
34,225	Sonae SGPS SA	37,499

	Total Portugal	210,064

	Russia — 0.0%
9,800	Surgutneftegas PJSC (a)	30

	Singapore — 3.7%
24,099	DBS Group Holdings Ltd	611,419
3,900	Jardine Cycle & Carriage Ltd	85,976
26,900	Keppel Corp Ltd	109,236
513,387	Sembcorp Marine Ltd *	48,313

Shares	Description	Value ($)
	Singapore — continued
25,700	Wilmar International Ltd	75,086
221,300	Yangzijiang Shipbuilding Holdings Ltd	211,740

	Total Singapore	1,141,770

	South Africa — 0.1%
2,596	Aspen Pharmacare Holdings Ltd	20,046
11,423	Netcare Ltd	9,467
2,988	Truworths International Ltd	9,623

	Total South Africa	39,136

	South Korea — 1.7%
9,988	BNK Financial Group Inc	50,549
4,624	DGB Financial Group Inc	27,604
885	GS Holdings Corp	27,201
6,606	Hanwha Life Insurance Co Ltd *	14,844
611	Hyundai Glovis Co Ltd	73,175
396	Hyundai Mobis Co Ltd	63,607
2,832	KT&G Corp	190,038
5	LG Electronics Inc	419
656	LOTTE Fine Chemical Co Ltd	28,768
464	LX International Corp	10,977
494	SL Corp *	10,179
1,041	Youngone Corp *	33,518

	Total South Korea	530,879

	Spain — 6.6%
11,908	Acerinox SA	130,759
110,934	Banco Bilbao Vizcaya Argentaria SA	862,293
500,668	Banco de Sabadell SA	653,971
7,967	Industria de Diseno Textil SA	245,437
7,652	Repsol SA	121,015

	Total Spain	2,013,475

	Sweden — 0.4%
1,395	Investor AB – A Shares	28,596
554	Investor AB – B Shares	10,701
4,822	SSAB AB – A Shares	35,055
9,319	SSAB AB – B Shares	63,746

	Total Sweden	138,098

	Switzerland — 5.8%
403	Cie Financiere Richemont SA – Class A (Registered)	60,892
446	DKSH Holding AG	36,292
1,484	Novartis AG (Registered)	124,894
100	Novartis AG Sponsored ADR	8,412
3,239	Roche Holding AG – Genusschein	933,929
95	Swatch Group AG (The)	33,059
1,700	UBS Group AG (Registered) (b)	37,026
19,697	UBS Group AG (Registered) (b)	428,119
263	Zurich Insurance Group AG	124,755

	Total Switzerland	1,787,378

81	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Thailand — 1.7%
93,200	AP Thailand Pcl NVDR	32,687
164,500	Bangkok Dusit Medical Services Pcl NVDR	130,299
529,900	Krung Thai Bank Pcl NVDR	259,363
92,900	PTT Oil & Retail Business Pcl NVDR	57,567
649,600	Sansiri Pcl NVDR	35,097

	Total Thailand	515,013

	Turkey — 2.1%
330,568	Akbank TAS	305,668
11,564	Arcelik AS	72,997
15,186	Aselsan Elektronik Sanayi Ve Ticaret AS	44,330
3,483	Dogus Otomotiv Servis ve Ticaret AS	31,157
12,020	KOC Holding AS	49,234
58,101	Turkiye Garanti Bankasi AS	71,504
50,705	Turkiye Is Bankasi AS – Class C	30,430
104,432	Turkiye Sinai Kalkinma Bankasi AS *	21,903
2,975	Vestel Elektronik Sanayi ve Ticaret AS *	8,811

	Total Turkey	636,034

	United Kingdom — 13.4%
21,176	3i Group Plc	414,292
19,339	BAE Systems Plc	208,865
49,520	Barratt Developments Plc	278,425
4,024	Bellway Plc	107,281
9,500	BP Plc Sponsored ADR	376,200
3,830	British American Tobacco Plc	144,949
16,100	British American Tobacco Plc Sponsored ADR	612,766
82,656	BT Group Plc	138,569
5,664	Burberry Group Plc	168,190
8,393	Coca-Cola HBC AG *	214,940
152	Ferguson Plc	21,882
5,490	GSK Plc Sponsored ADR	188,142
7,596	IG Group Holdings Plc	73,330
26,017	Imperial Brands Plc	626,782
4,134	Investec Plc	26,330
8,500	Kingfisher Plc	29,396
2,568	Next Plc	211,248
5,740	Persimmon Plc	100,098
3,503	Plus500 Ltd	75,566
13,515	Redrow Plc	83,054
6,565	Spirent Communications Plc	16,796

	Total United Kingdom	4,117,101

	TOTAL COMMON STOCKS (COST $25,690,239)	29,400,621

	PREFERRED STOCKS (c) — 1.8%
	Brazil — 0.8%
8,700	Cia Energetica de Minas Gerais	17,415
70,200	Cia Paranaense de Energia – Class B	94,531
13,000	Gerdau SA Sponsored ADR	71,110

Shares	Description	Value ($)
	Brazil — continued
4,500	Petroleo Brasileiro SA Sponsored ADR	43,920

	Total Brazil	226,976

	Germany — 1.0%
1,061	Bayerische Motoren Werke AG	100,494
186	Draegerwerk AG & Co KGaA	8,111
2,718	Henkel AG & Co KGaA	197,730

	Total Germany	306,335

	South Korea — 0.0%
302	LG Electronics Inc	10,828

	TOTAL PREFERRED STOCKS (COST $506,167)	544,139

	MUTUAL FUNDS — 3.8%
	United States — 3.8%
	Affiliated Issuers — 3.8%
232,525	GMO U.S. Treasury Fund	1,160,296

	Total United States	1,160,296

	TOTAL MUTUAL FUNDS (COST $1,158,722)	1,160,296

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
43,531	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (d)	43,531

	TOTAL SHORT-TERM INVESTMENTS (COST $43,531)	43,531

	TOTAL INVESTMENTS — 101.5% (Cost $27,398,659)	31,148,587
	Other Assets and Liabilities (net) — (1.5)%	(462,391)

	TOTAL NET ASSETS — 100.0%	$30,686,196

See accompanying notes to the financial statements.	82

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1	MSCI EAFE	March 2023	$102,330	$2,645

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.
(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(d)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

83	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class III shares of GMO U.S. Equity Fund returned -1.63% (net) for the fiscal year ended February 28, 2023, as compared with -7.19% for the S&P Composite 1500 Index.

Stock selection drove outperformance for the period with notable contributions from Consumer Discretionary, Health Care, and Financials. Top contributors included overweight positioning in Merck (Health Care) and Genuine Parts Company (Consumer Discretionary). Underweight positioning toward Amazon and Tesla in Consumer Discretionary also contributed to performance.

Top detractors included stock selection in Real Estate and an underweight toward Financials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

85

GMO U.S. Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO U.S. Equity Fund Class III Shares and the S&P Composite 1500 Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class III	-1.63%	9.75%	11.05%
Class VI	-1.47%	9.86%	11.16%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class III and VI the gross expense ratio of 0.50% and 0.41%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding Net Expense Ratio of 0.47% and 0.38% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

86

GMO U.S. Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.0%
Mutual Funds	1.2
Short-Term Investments	0.3
Futures Contracts	0.0 ^
Other	0.5

100.0%

Industry Group Summary	% of Equity Investments#
Technology Hardware & Equipment	11.7%
Retailing	9.3
Capital Goods	8.7
Software & Services	8.7
Energy	7.2
Semiconductors & Semiconductor Equipment	7.2
Diversified Financials	6.5
Pharmaceuticals, Biotechnology & Life Sciences	6.0
Consumer Durables & Apparel	5.2
Health Care Equipment & Services	4.7
Materials	4.7
Media & Entertainment	4.6
Banks	4.4
Food, Beverage & Tobacco	4.1
Food & Staples Retailing	3.4
Commercial & Professional Services	1.2
Insurance	1.2
Consumer Services	0.6
Transportation	0.4
Automobiles & Components	0.1
Real Estate	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

87

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%
	Automobiles & Components — 0.1%
9,300	Modine Manufacturing Co.*	227,013
2,400	Standard Motor Products, Inc.	93,528

	Total Automobiles & Components	320,541

	Banks — 4.3%
1,800	1st Source Corp.	89,676
3,400	Amalgamated Financial Corp.	80,070
28,392	Associated Banc-Corp.	657,275
4,100	Atlantic Union Bankshares Corp.	153,586
900	Banner Corp.	56,682
1,900	Capital City Bank Group, Inc.	67,773
5,800	Citizens Financial Group, Inc.	242,208
2,000	Community Trust Bancorp, Inc.	85,500
1,800	Enterprise Financial Services Corp.	98,028
9,000	Farmers National Banc Corp.	128,250
12,800	Fifth Third Bancorp	464,640
6,200	First BanCorp	89,962
9,400	First Financial Bancorp	231,616
1,500	First Financial Corp.	65,925
8,900	Hanmi Financial Corp.	210,218
6,400	Huntington Bancshares, Inc.	98,048
4,100	Independent Bank Corp.	90,405
38,800	MGIC Investment Corp.	533,888
5,000	PNC Financial Services Group, Inc.	789,600
31,600	Radian Group, Inc.	674,660
105,300	Regions Financial Corp.	2,455,596
300	Synovus Financial Corp.	12,543
17,900	Truist Financial Corp.	840,405
7,000	Trustmark Corp.	205,800
43,200	US Bancorp	2,061,936
3,300	Washington Federal, Inc.	115,731

	Total Banks	10,600,021

	Capital Goods — 8.6%
2,000	Apogee Enterprises, Inc.	91,520
116,253	Carrier Global Corp.	5,234,873
1,800	Cummins, Inc.	437,544
1,800	Eaton Corp. Plc	314,874
11,000	Fortune Brands Innovations, Inc.	681,450
5,800	Griffon Corp.	211,526
3,400	Moog, Inc. – Class A	335,308
45,400	MRC Global, Inc.*	508,480
8,683	Mueller Industries, Inc.	642,281
65,250	PACCAR, Inc.	4,711,050
5,300	Timken Co. (The)	452,885
27,448	Trane Technologies Plc	5,077,057
3,315	WW Grainger, Inc.	2,215,845

	Total Capital Goods	20,914,693

	Commercial & Professional Services — 1.2%
95,700	ACCO Brands Corp.	542,619

Shares	Description	Value ($)
	Commercial & Professional Services — continued
600	Barrett Business Services, Inc.	57,588
2,400	Brady Corp. – Class A	132,384
7,400	CBIZ, Inc.*	370,666
9,600	Deluxe Corp.	177,024
2,700	Heidrick & Struggles International, Inc.	92,691
7,900	ICF International, Inc.	785,971
3,400	Kforce, Inc.	212,466
9,200	Kimball International, Inc. – Class B	63,572
1,200	Republic Services, Inc. – Class A	154,716
12,800	Resources Connection, Inc.	231,168
3,000	TrueBlue, Inc.*	56,100

	Total Commercial & Professional Services	2,876,965

	Consumer Durables & Apparel — 5.1%
11,300	Acushnet Holdings Corp.	545,338
800	Carter’s, Inc.	60,312
22,200	Ethan Allen Interiors, Inc.	656,010
43,741	Garmin Ltd.	4,292,304
38,981	La-Z-Boy, Inc.	1,262,205
1,700	Lululemon Athletica, Inc.*	525,640
1,400	M/I Homes, Inc.*	80,976
6,200	MasterCraft Boat Holdings, Inc.*	209,374
6,500	Meritage Homes Corp.*	709,995
5,300	Movado Group, Inc.	183,486
5,700	Oxford Industries, Inc.	670,377
10,400	PVH Corp.	834,496
31,800	Taylor Morrison Home Corp. – Class A*	1,139,394
58,052	TRI Pointe Homes, Inc.*	1,383,960

	Total Consumer Durables & Apparel	12,553,867

	Consumer Services — 0.6%
6,300	Adtalem Global Education, Inc.*	246,456
1,300	Graham Holdings Co. – Class B	814,658
31,275	Perdoceo Education Corp.*	431,126

	Total Consumer Services	1,492,240

	Diversified Financials — 6.4%
29,100	American Express Co.	5,063,109
7,000	Ameriprise Financial, Inc.	2,400,090
45,400	Bank of New York Mellon Corp. (The)	2,309,952
3,800	Berkshire Hathaway, Inc. – Class B*	1,159,684
6,500	Discover Financial Services	728,000
10,100	Donnelley Financial Solutions, Inc.*	427,331
25,043	Enova International, Inc.*	1,220,846
3,100	Jackson Financial, Inc. – Class A	140,678
53,000	Janus Henderson Group Plc	1,455,380
2,100	Nelnet, Inc. – Class A	197,127
2,200	Oppenheimer Holdings, Inc. – Class A	96,998
3,247	PROG Holdings, Inc.*	80,266
3,223	State Street Corp.	285,816

	Total Diversified Financials	15,565,277

See accompanying notes to the financial statements.	88

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Energy — 7.1%
41,200	Chevron Corp.	6,623,724
2,100	Dril-Quip, Inc.*	71,925
12,200	EOG Resources, Inc.	1,378,844
70,200	Exxon Mobil Corp.	7,715,682
4,300	Marathon Petroleum Corp.	531,480
7,700	Phillips 66	789,712
6,400	World Fuel Services Corp.	175,680

	Total Energy	17,287,047

	Food & Staples Retailing — 3.3%
6,800	Costco Wholesale Corp.	3,292,424
111,945	Kroger Co. (The)	4,829,307

	Total Food & Staples Retailing	8,121,731

	Food, Beverage & Tobacco — 4.0%
39,800	General Mills, Inc.	3,164,498
5,200	Hershey Co. (The)	1,239,264
22,800	PepsiCo, Inc.	3,956,484
4,200	Philip Morris International, Inc.	408,660
22,065	Universal Corp.	1,116,268

	Total Food, Beverage & Tobacco	9,885,174

	Health Care Equipment & Services — 4.7%
1,841	AmerisourceBergen Corp.	286,386
10,900	Cigna Group (The)	3,183,890
4,700	Elevance Health, Inc.	2,207,449
4,700	Humana, Inc.	2,326,594
4,300	UnitedHealth Group, Inc.	2,046,542
10,700	Zimmer Biomet Holdings, Inc.	1,325,409

	Total Health Care Equipment & Services	11,376,270

	Insurance — 1.1%
15,300	Progressive Corp. (The)	2,195,856
13,063	Stewart Information Services Corp.	555,047

	Total Insurance	2,750,903

	Materials — 4.6%
10,900	AdvanSix, Inc.	448,535
1,900	Air Products & Chemicals, Inc.	543,362
55,100	Corteva, Inc.	3,432,179
8,900	Ecolab, Inc.	1,418,393
8,800	Huntsman Corp.	258,192
3,100	Ingevity Corp.*	255,936
500	Martin Marietta Materials, Inc.	179,935
9,600	Mercer International, Inc.	103,488
2,973	NewMarket Corp.	1,021,225
3,200	Newmont Corp.	139,552
10,100	O-I Glass, Inc.*	224,422
3,596	Reliance Steel & Aluminum Co.	891,233
9,700	Ryerson Holding Corp.	348,521
12,874	Stepan Co.	1,340,055
1,700	Sylvamo Corp.	83,861

Shares	Description	Value ($)
	Materials — continued
10,500	Valvoline, Inc.	369,600
6,400	Warrior Met Coal, Inc.	244,928

	Total Materials	11,303,417

	Media & Entertainment — 4.5%
18,260	Alphabet, Inc. – Class C*	1,648,878
17,500	Alphabet, Inc. – Class A*	1,576,050
12,300	AMC Networks, Inc. – Class A*	275,028
103,533	Comcast Corp. – Class A	3,848,322
27,742	Electronic Arts, Inc.	3,077,697
6,600	Fox Corp. – Class B	212,850
1,300	News Corp. – Class B	22,438
2,400	Scholastic Corp.	109,464
17,018	TEGNA, Inc.	296,113

	Total Media & Entertainment	11,066,840

	Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
6,900	Agilent Technologies, Inc.	979,593
2,200	Biogen, Inc.*	593,692
35,441	Bristol-Myers Squibb Co.	2,444,011
17,900	Johnson & Johnson	2,743,354
67,150	Merck & Co., Inc.	7,134,016
7,595	Prestige Consumer Healthcare, Inc.*	457,599

	Total Pharmaceuticals, Biotechnology & Life Sciences	14,352,265

	Real Estate — 0.1%
3,400	CBRE Group, Inc. – Class A*	289,476

	Retailing — 9.1%
4,900	1-800-Flowers.com, Inc. – Class A*	48,510
8,400	Aaron’s Co., Inc. (The)	120,540
20,680	Amazon.com, Inc.*	1,948,676
14,300	Best Buy Co., Inc.	1,188,473
11,400	Caleres, Inc.	297,654
14,000	Chico’s FAS, Inc.*	80,500
16,000	Container Store Group , Inc. (The)*	69,600
4,700	Designer Brands, Inc. – Class A	46,013
9,000	Dollar General Corp.	1,946,700
91,500	eBay, Inc.	4,199,850
2,600	Foot Locker, Inc.	113,672
32,500	Gap, Inc. (The)	422,825
200	Genesco, Inc.*	8,994
8,054	Group 1 Automotive, Inc.	1,780,498
8,700	Haverty Furniture Cos., Inc.	328,338
11,700	Home Depot, Inc. (The)	3,469,518
8,300	ODP Corp. (The)*	375,824
8,100	Shoe Carnival, Inc.	213,435
17,400	Signet Jewelers Ltd.	1,246,188
9,800	Tractor Supply Co.	2,285,948
3,900	Ulta Beauty, Inc.*	2,023,320

	Total Retailing	22,215,076

89	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — 7.0%
5,492	Cirrus Logic, Inc.*	564,303
174,943	Intel Corp.	4,361,329
22,900	Kulicke & Soffa Industries, Inc.	1,220,570
23,300	Microchip Technology, Inc.	1,887,999
20,100	NXP Semiconductors NV	3,587,448
45,400	QUALCOMM, Inc.	5,608,262

	Total Semiconductors & Semiconductor Equipment	17,229,911

	Software & Services — 8.5%
6,800	Automatic Data Processing, Inc.	1,494,776
25,222	Cadence Design Systems, Inc.*	4,866,333
7,900	CSG Systems International, Inc.	443,980
1,900	International Business Machines Corp.	245,670
29,519	Microsoft Corp.	7,362,629
100	Oracle Corp.	8,740
2,800	Roper Technologies, Inc.	1,204,560
14,174	Synopsys, Inc.*	5,155,934

	Total Software & Services	20,782,622

	Technology Hardware & Equipment — 11.4%
81,924	Apple, Inc.	12,076,417
8,900	Arista Networks, Inc.*	1,234,430
1,037	Arrow Electronics, Inc.*	122,356
3,522	Avnet, Inc.	157,468
4,700	Bel Fuse, Inc. – Class B	166,944
3,700	Belden, Inc.	312,206
17,500	Dell Technologies, Inc. – Class C	711,200
214,000	Hewlett Packard Enterprise Co.	3,340,540
126,844	HP, Inc.	3,744,435
2,800	Juniper Networks, Inc.	86,184
18,400	Keysight Technologies, Inc.*	2,943,264
4,300	Motorola Solutions, Inc.	1,130,083
6,700	Sanmina Corp.*	405,082

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
9,500	Super Micro Computer, Inc.*	930,715
200	TTM Technologies, Inc.*	2,658
10,700	Vontier Corp.	280,019
19,995	Xerox Holdings Corp.	329,717

	Total Technology Hardware & Equipment	27,973,718

	Transportation — 0.4%
7,500	Hub Group, Inc. – Class A*	687,975
10,400	Schneider National, Inc. – Class B	291,824

	Total Transportation	979,799

	TOTAL COMMON STOCKS (COST $235,225,833)	239,937,853

	MUTUAL FUNDS — 1.2%
	Affiliated Issuers — 1.2%
612,832	GMO U.S. Treasury Fund	3,058,032

	TOTAL MUTUAL FUNDS (COST $3,058,032)	3,058,032

	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
717,880	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	717,880

	TOTAL SHORT-TERM INVESTMENTS (COST $717,880)	717,880

	TOTAL INVESTMENTS — 99.5% (Cost $239,001,745)	243,713,765
	Other Assets and Liabilities (net) — 0.5%	1,246,620

	TOTAL NET ASSETS — 100.0%	$244,960,385

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
8	S&P 500 E-Mini	March 2023	$1,590,200	$49,914

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	90

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

91	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class VI shares of GMO U.S. Opportunistic Value Fund returned 1.10% (net) for the period from the Fund’s inception on December 13, 2022, until the end of the fiscal year on February 28, 2023, as compared with -0.46% for the S&P Composite 1500 Index.

Stock selection was the largest contributor to outperformance for the period with notable contributions from Communications Services and Financials. Sector allocation also contributed, including overweight positioning toward Financials and not holding Utilities.

Top detractors included stock selection in Health Care and Information Technology.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

93

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $350,000,000 Investment in

GMO U.S. Opportunistic Value Fund Class VI Shares and the S&P Composite 1500 Index

As of February 28, 2023

Average Annual Total Returns
Since Inception
Class III	2/15/23 -4.13%
Class IV	2/15/23 -4.13%
Class VI	12/13/22 1.10%
Class I	2/15/23 -4.13%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class III, IV, VI and I the gross expense ratio of 0.54%, 0.49%, 0.45% and 0.64%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated February 11, 2023. For the Classes listed above, the net expense ratio of 0.47%, 0.42%, 0.38% and 0.57% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2024. Elimination of this reimbursement will result in higher fees and lower performance.

94

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.2%
Mutual Funds	2.1
Short-Term Investments	0.1
Other	(0.4)

100.0%

Industry Group Summary	% of Equity Investments#
Banks	12.8%
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Media & Entertainment	8.6
Diversified Financials	8.3
Energy	7.6
Health Care Equipment & Services	6.5
Semiconductors & Semiconductor Equipment	6.4
Technology Hardware & Equipment	5.8
Telecommunication Services	4.7
Consumer Durables & Apparel	4.2
Insurance	4.1
Capital Goods	3.9
Retailing	3.6
Software & Services	2.9
Automobiles & Components	2.9
Food, Beverage & Tobacco	1.7
Food & Staples Retailing	1.1
Materials	1.0
Real Estate	0.8
Consumer Services	0.6
Commercial & Professional Services	0.6
Transportation	0.2
Household & Personal Products	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

95

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 98.2%
	Automobiles & Components — 2.8%
32,632	BorgWarner, Inc.	1,640,737
237,916	Ford Motor Co.	2,871,646
69,752	General Motors Co.	2,702,192
11,900	Goodyear Tire & Rubber Co.*	135,184
1,700	Harley-Davidson, Inc.	80,835
3,444	Lear Corp.	480,955

	Total Automobiles & Components	7,911,549

	Banks — 12.5%
221,146	Bank of America Corp.	7,585,308
78,258	Citigroup, Inc.	3,966,898
21,958	Citizens Financial Group, Inc.	916,966
139,772	Huntington Bancshares, Inc.	2,141,307
64,390	JPMorgan Chase & Co.	9,230,306
20,514	KeyCorp.	375,201
5,200	M&T Bank Corp.	807,508
13,628	PNC Financial Services Group, Inc.	2,152,134
50,538	Radian Group, Inc.	1,078,986
92,126	Regions Financial Corp.	2,148,378
34,778	Truist Financial Corp.	1,632,827
16,060	US Bancorp	766,544
33,528	Wells Fargo & Co.	1,568,105
10,140	Zions Bancorp NA	513,287

	Total Banks	34,883,755

	Capital Goods — 3.9%
36,434	3M Co.	3,925,399
2,700	AGCO Corp.	380,187
1,666	Allison Transmission Holdings, Inc.	79,135
5,194	Atkore, Inc.*	758,428
5,352	Cummins, Inc.	1,300,964
4,428	Encore Wire Corp.	854,648
12,300	Ferguson Plc	1,772,430
17,370	Owens Corning	1,698,613

	Total Capital Goods	10,769,804

	Commercial & Professional Services — 0.6%
2,156	HNI Corp.	67,375
17,740	ManpowerGroup, Inc.	1,505,771

	Total Commercial & Professional Services	1,573,146

	Consumer Durables & Apparel — 4.1%
7,760	Brunswick Corp.	678,379
4,866	Carter’s, Inc.	366,848
9,538	DR Horton, Inc.	882,074
10,512	Garmin Ltd.	1,031,543
161,752	Hanesbrands, Inc.	918,751
21,150	Hasbro, Inc.	1,163,462
8,526	La-Z-Boy, Inc.	276,072
10,202	Lennar Corp. – Class A	986,941
4,482	PulteGroup, Inc.	245,031

Shares	Description	Value ($)
	Consumer Durables & Apparel — continued
23,928	PVH Corp.	1,919,983
284	Ralph Lauren Corp.	33,566
5,816	Tapestry, Inc.	253,054
21,946	Taylor Morrison Home Corp. – Class A*	786,325
4,410	TRI Pointe Homes, Inc.*	105,134
7,200	VF Corp.	178,704
11,806	Whirlpool Corp.	1,628,992
5,400	Wolverine World Wide, Inc.	90,450

	Total Consumer Durables & Apparel	11,545,309

	Consumer Services — 0.6%
4,974	Adtalem Global Education, Inc.*	194,583
490	Graham Holdings Co. – Class B	307,063
32,390	H&R Block, Inc.	1,191,952

	Total Consumer Services	1,693,598

	Diversified Financials — 8.1%
2,940	Alliance Data Systems Corp.	120,746
38,136	Ally Financial, Inc.	1,145,987
60,092	Bank of New York Mellon Corp. (The)	3,057,481
11,900	Capital One Financial Corp.	1,298,052
20,436	Discover Financial Services	2,288,832
5,100	Franklin Resources, Inc.	150,297
15,416	Goldman Sachs Group, Inc. (The)	5,421,036
49,544	Invesco Ltd.	874,947
62,624	Janus Henderson Group Plc	1,719,655
5,300	Jefferies Financial Group, Inc.	200,287
16,758	Northern Trust Corp.	1,596,535
30,242	State Street Corp.	2,681,860
57,184	Synchrony Financial	2,042,041

	Total Diversified Financials	22,597,756

	Energy — 7.5%
24,200	Cabot Oil & Gas Corp.	604,274
23,220	Chevron Corp.	3,733,079
31,850	ConocoPhillips	3,291,698
21,904	EOG Resources, Inc.	2,475,590
89,864	Exxon Mobil Corp.	9,876,952
4,300	Ovintiv, Inc.	183,911
6,300	Phillips 66	646,128

	Total Energy	20,811,632

	Food & Staples Retailing — 1.1%
25,356	Kroger Co. (The)	1,093,858
55,026	Walgreens Boots Alliance, Inc.	1,955,074

	Total Food & Staples Retailing	3,048,932

	Food, Beverage & Tobacco — 1.6%
14,800	Archer-Daniels-Midland Co.	1,178,080
21,700	Kraft Heinz Co. (The)	844,998
6,978	Molson Coors Brewing Co. – Class B	371,160
34,068	Tyson Foods, Inc. – Class A	2,018,188

See accompanying notes to the financial statements.	96

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
3,074	Universal Corp.	155,514

	Total Food, Beverage & Tobacco	4,567,940

	Health Care Equipment & Services — 6.4%
26,502	Centene Corp.*	1,812,737
15,174	Cigna Group (The)	4,432,325
60,088	CVS Health Corp.	5,019,752
5,778	Elevance Health, Inc.	2,713,753
18,484	Henry Schein, Inc.*	1,447,482
2,164	Laboratory Corp. of America Holdings	517,975
23,236	Medtronic Plc	1,923,941

	Total Health Care Equipment & Services	17,867,965

	Household & Personal Products — 0.0%
784	USANA Health Sciences, Inc.*	47,652

	Insurance — 4.1%
42,790	Fidelity National Financial, Inc.	1,705,609
6,916	Hartford Financial Services Group, Inc. (The)	541,385
45,416	MetLife, Inc.	3,257,690
18,452	Principal Financial Group, Inc.	1,652,561
31,992	Prudential Financial, Inc.	3,199,200
600	Reinsurance Group of America, Inc.	86,682
8,592	Stewart Information Services Corp.	365,074
11,948	Unum Group	532,283

	Total Insurance	11,340,484

	Materials — 1.0%
15,196	Huntsman Corp.	445,851
1,428	Nucor Corp.	239,104
7,670	Reliance Steel & Aluminum Co.	1,900,933
1,700	Schnitzer Steel Industries, Inc. – Class A	55,573

	Total Materials	2,641,461

	Media & Entertainment — 8.4%
27,300	Alphabet, Inc. – Class A*	2,458,638
112,654	Comcast Corp. – Class A	4,187,349
16,800	Fox Corp. – Class A	588,336
4,500	Fox Corp. – Class B	145,125
71,762	Meta Platforms, Inc. – Class A*	12,554,044
56,326	Paramount Global – Class B	1,206,503
149,098	Warner Bros Discovery, Inc.*	2,328,911

	Total Media & Entertainment	23,468,906

	Pharmaceuticals, Biotechnology & Life Sciences — 11.5%
9,502	Biogen, Inc.*	2,564,210
71,100	Bristol-Myers Squibb Co.	4,903,056
57,184	Gilead Sciences, Inc.	4,605,027
25,692	Johnson & Johnson	3,937,556
39,520	Merck & Co., Inc.	4,198,605
176,530	Pfizer, Inc.	7,161,822

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
3,742	Regeneron Pharmaceuticals, Inc.*	2,845,492
160,394	Viatris, Inc.	1,828,491

	Total Pharmaceuticals, Biotechnology & Life Sciences	32,044,259

	Real Estate — 0.8%
26,038	CBRE Group, Inc. – Class A*	2,216,875
2,548	Marcus & Millichap, Inc.	87,575

	Total Real Estate	2,304,450

	Retailing — 3.6%
3,400	Academy Sports & Outdoors, Inc.	201,110
2,992	AutoNation, Inc.*	408,438
26,388	Best Buy Co., Inc.	2,193,107
57,070	eBay, Inc.	2,619,513
24,296	Foot Locker, Inc.	1,062,221
31,380	Gap, Inc. (The)	408,254
2,084	Group 1 Automotive, Inc.	460,710
38,228	Kohl’s Corp.	1,071,913
1,372	Lithia Motors, Inc.	350,107
50,376	Macy’s, Inc.	1,030,693
4,912	Nordstrom, Inc.	95,686
58	Williams-Sonoma, Inc.	7,245

	Total Retailing	9,908,997

	Semiconductors & Semiconductor Equipment — 6.3%
18,674	Applied Materials, Inc.	2,168,985
221,860	Intel Corp.	5,530,970
19,310	Kulicke & Soffa Industries, Inc.	1,029,223
48,838	Micron Technology, Inc.	2,823,813
47,364	QUALCOMM, Inc.	5,850,875

	Total Semiconductors & Semiconductor Equipment	17,403,866

	Software & Services — 2.8%
27,218	Cognizant Technology Solutions Corp. – Class A	1,704,663
17,100	DXC Technology Co.*	474,354
39,094	International Business Machines Corp.	5,054,854
52,538	Western Union Co. (The)	680,893

	Total Software & Services	7,914,764

	Technology Hardware & Equipment — 5.7%
12,760	Arrow Electronics, Inc.*	1,505,553
8,444	Avnet, Inc.	377,531
119,552	Cisco Systems, Inc.	5,788,708
42,554	Dell Technologies, Inc. – Class C	1,729,395
60,528	Flex Ltd.*	1,377,617
128,566	Hewlett Packard Enterprise Co.	2,006,915
102,154	HP, Inc.	3,015,586

97	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
10,290	Xerox Holdings Corp.	169,682

	Total Technology Hardware & Equipment	15,970,987

	Telecommunication Services — 4.6%
309,250	AT&T, Inc.	5,847,917
180,032	Verizon Communications, Inc.	6,987,042

	Total Telecommunication Services	12,834,959

	Transportation — 0.2%
2,868	Matson, Inc.	190,751
10,406	Schneider National, Inc. – Class B	291,992

	Total Transportation	482,743

	TOTAL COMMON STOCKS (COST $274,425,438)	273,634,914

	MUTUAL FUNDS — 2.1%
	Affiliated Issuers — 2.1%
1,166,679	GMO U.S. Treasury Fund	5,821,730

	TOTAL MUTUAL FUNDS (COST $5,821,730)	5,821,730

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
225,815	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	225,815

	TOTAL SHORT-TERM INVESTMENTS (COST $225,815)	225,815

	TOTAL INVESTMENTS — 100.4% (Cost $280,472,983)	279,682,459
	Other Assets and Liabilities (net) — (0.4)%	(1,215,744)

	TOTAL NET ASSETS — 100.0%	$278,466,715

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

See accompanying notes to the financial statements.	98

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class VI shares of GMO U.S. Small Cap Value Fund returned -2.86% (net) for the fiscal year ended February 28, 2023, as compared with +0.02% for the S&P SmallCap 600 Value Index.

Stock selection drove underperformance for the period, with notable challenges in Real Estate, Industrials, Financials, and Energy.

In contrast sector allocation added value. The portfolio benefited from underweight positioning toward Real Estate and Health Care, and overweight positioning toward Materials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

99

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO U.S. Small Cap Value Fund Class VI Shares and the S&P SmallCap 600 Value Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	Since Inception
Class VI	-2.86%	7/2/19 9.81%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class VI the gross expense ratio of 0.42% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Class listed above, the net expense ratio of 0.42% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

100

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.8%
Mutual Funds	1.2
Short-Term Investments	0.3
Rights/Warrants	0.1
Futures Contracts	0.0 ^
Other	(0.4)

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	10.8%
Retailing	10.4
Consumer Durables & Apparel	10.0
Materials	9.2
Technology Hardware & Equipment	7.8
Real Estate	7.7
Banks	7.2
Commercial & Professional Services	5.4
Diversified Financials	5.3
Media & Entertainment	4.1
Energy	3.6
Semiconductors & Semiconductor Equipment	3.6
Insurance	3.4
Health Care Equipment & Services	2.5
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Transportation	1.9
Food, Beverage & Tobacco	1.7
Consumer Services	1.5
Food & Staples Retailing	0.7
Automobiles & Components	0.5
Telecommunication Services	0.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

101

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Automobiles & Components — 0.4%
5,400	Modine Manufacturing Co.*	131,814

	Banks — 7.2%
2,706	1st Source Corp.	134,813
7,025	Amalgamated Financial Corp.	165,439
1,327	Arrow Financial Corp.	40,447
11,699	Associated Banc-Corp.	270,832
600	Capital City Bank Group, Inc.	21,402
900	Central Valley Community Bancorp	22,959
470	Civista Bancshares, Inc.	10,025
2,696	Community Trust Bancorp, Inc.	115,254
1,004	Financial Institutions, Inc.	25,060
1,605	First Community Bankshares, Inc.	50,108
698	First Financial Bancorp	17,199
2,400	First Financial Corp.	105,480
400	Great Southern Bancorp, Inc.	23,276
8,589	Hanmi Financial Corp.	202,872
4,391	Independent Bank Corp.	96,821
3,400	Midland States Bancorp, Inc.	88,536
1,200	MidWestOne Financial Group, Inc.	36,048
19,900	Radian Group, Inc.	424,865
613	Republic Bancorp, Inc. – Class A	27,278
6,196	Towne Bank	187,925
2,367	Waterstone Financial, Inc.	38,109

	Total Banks	2,104,748

	Capital Goods — 10.7%
6,700	Allison Transmission Holdings, Inc.	318,250
5,100	Apogee Enterprises, Inc.	233,376
12,700	Griffon Corp.	463,169
2,570	Hyster-Yale Materials Handling, Inc.	99,999
1,468	Miller Industries, Inc.	40,825
5,519	Moog, Inc. – Class A	544,284
33,300	MRC Global, Inc.*	372,960
7,855	Mueller Industries, Inc.	581,034
12,000	NOW, Inc.*	154,200
1,152	Park-Ohio Holdings Corp.	15,333
596	Preformed Line Products Co.	53,142
1,200	Quanex Building Products Corp.	31,140
3,135	Resideo Technologies, Inc.*	57,496
200	Rush Enterprises, Inc. – Class B	11,996
600	Tennant Co.	42,492
2,948	V2X, Inc.*	136,699

	Total Capital Goods	3,156,395

	Commercial & Professional Services — 5.4%
36,749	ACCO Brands Corp.	208,367
800	Barrett Business Services, Inc.	76,784
3,400	CBIZ, Inc.*	170,306
12,679	Deluxe Corp.	233,801
4,971	Heidrick & Struggles International, Inc.	170,655
2,500	ICF International, Inc.	248,725

Shares	Description	Value ($)
	Commercial & Professional Services — continued
9,100	Kelly Services, Inc. – Class A	152,243
7,273	Kimball International, Inc. – Class B	50,256
10,690	Resources Connection, Inc.	193,061
9,593	Steelcase, Inc. – Class A	75,497

	Total Commercial & Professional Services	1,579,695

	Consumer Durables & Apparel — 9.8%
3,000	Acushnet Holdings Corp.	144,780
2,100	Bassett Furniture Industries, Inc.	38,955
2,652	Clarus Corp.	26,255
13,277	Ethan Allen Interiors, Inc.	392,335
10,500	G-III Apparel Group Ltd.*	174,457
2,546	Hooker Furniture Corp.	55,974
1,622	Johnson Outdoors, Inc. – Class A	105,203
14,891	La-Z-Boy, Inc.	482,171
100	Malibu Boats, Inc. – Class A*	5,976
3,200	MasterCraft Boat Holdings, Inc.*	108,064
7,335	Movado Group, Inc.	253,938
3,000	Oxford Industries, Inc.	352,830
9,800	Taylor Morrison Home Corp. – Class A*	351,134
11,892	TRI Pointe Homes, Inc.*	283,505
3,569	Universal Electronics, Inc.*	45,398
11,651	Vera Bradley, Inc.*	61,750
1,300	VOXX International Corp.*	14,859

	Total Consumer Durables & Apparel	2,897,584

	Consumer Services — 1.4%
252	Graham Holdings Co. – Class B	157,918
19,500	Perdoceo Education Corp.*	268,808

	Total Consumer Services	426,726

	Diversified Financials — 5.2%
6,600	A-Mark Precious Metals, Inc.	193,446
8,971	Curo Group Holdings Corp.	26,195
308	Diamond Hill Investment Group, Inc.	53,777
11,004	Donnelley Financial Solutions, Inc.*	465,579
9,509	Enova International, Inc.*	463,564
1,200	LendingTree, Inc.*	39,516
800	Nelnet, Inc. – Class A	75,096
3,400	Oppenheimer Holdings, Inc. – Class A	149,906
1,900	Regional Management Corp.	59,888
914	Westwood Holdings Group, Inc.	11,745

	Total Diversified Financials	1,538,712

	Energy — 3.6%
100	Dril-Quip, Inc.*	3,425
7,260	Evolution Petroleum Corp.	47,262
2,400	Gulfport Energy Corp.*	158,688
26,100	Oil States International, Inc.*	238,293
22,197	World Fuel Services Corp.	609,308

	Total Energy	1,056,976

See accompanying notes to the financial statements.	102

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Food & Staples Retailing — 0.7%
4,309	SpartanNash Co.	115,309
1,500	Village Super Market, Inc. – Class A	33,495
600	Weis Markets, Inc.	45,864

	Total Food & Staples Retailing	194,668

	Food, Beverage & Tobacco — 1.7%
2,444	Seneca Foods Corp. – Class A*	135,886
7,159	Universal Corp.	362,174

	Total Food, Beverage & Tobacco	498,060

	Health Care Equipment & Services — 2.5%
735	Eargo, Inc.*	4,447
4,900	HealthStream, Inc.*	125,685
20,700	Patterson Cos., Inc.	548,964
100	Tactile Systems Technology, Inc.*	1,445
4,000	Zimvie, Inc.*	45,520

	Total Health Care Equipment & Services	726,061

	Insurance — 3.4%
18,300	CNO Financial Group, Inc.	468,846
2,080	GoHealth, Inc. – Class A*	33,717
10,690	Stewart Information Services Corp.	454,218
2,000	Universal Insurance Holdings, Inc.	38,660

	Total Insurance	995,441

	Materials — 9.1%
5,348	AdvanSix, Inc.	220,070
1,808	American Vanguard Corp.	37,733
300	Innospec, Inc.	32,838
3,519	Koppers Holdings, Inc.	126,297
11,113	Mativ Holdings, Inc.	287,938
4,480	Mercer International, Inc.	48,294
1,200	NewMarket Corp.	412,200
9,800	Pactiv Evergreen, Inc.	105,938
9,300	Ryerson Holding Corp.	334,149
3,700	Stepan Co.	385,133
1,200	Sylvamo Corp.	59,196
16,800	Warrior Met Coal, Inc.	642,936

	Total Materials	2,692,722

	Media & Entertainment — 4.1%
16,400	AMC Networks, Inc. – Class A*	366,704
400	EverQuote, Inc. – Class A*	5,460
700	Lee Enterprises, Inc.*	13,160
8,300	Scholastic Corp.	378,563
6,890	TEGNA, Inc.	119,886
10,400	Yelp, Inc.*	312,208

	Total Media & Entertainment	1,195,981

	Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
1,200	NGM Biopharmaceuticals, Inc.*	5,688

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
900	Pliant Therapeutics, Inc.*	28,674
9,920	Prestige Consumer Healthcare, Inc.*	597,680

	Total Pharmaceuticals, Biotechnology & Life Sciences	632,042

	Real Estate — 7.6%
66,382	Anywhere Real Estate, Inc.*	384,352
8,200	Apple Hospitality REIT, Inc.	135,382
138,800	Diversified Healthcare Trust (REIT)	136,024
6,600	Douglas Elliman, Inc.	27,852
6,881	Five Point Holdings LLC – Class A*	15,069
3,170	Forestar Group, Inc.*	45,236
7,600	Hersha Hospitality Trust (REIT)	63,536
16,300	Industrial Logistics Properties Trust (REIT)	66,830
600	Lamar Advertising Co. (REIT) – Class A	62,736
7,400	Marcus & Millichap, Inc.	254,338
27,400	Piedmont Office Realty Trust, Inc. – Class A (REIT)	250,710
8,000	PotlatchDeltic Corp. (REIT)	369,280
500	RE/MAX Holdings, Inc. – Class A	9,245
3,200	RMR Group, Inc. (The) – Class A	90,048
4,000	RPT Realty (REIT)	42,880
23,300	Service Properties Trust (REIT)	255,834
800	Urstadt Biddle Properties, Inc. – Class A (REIT)	13,840
1,900	Whitestone REIT	17,955
700	Xenia Hotels & Resorts, Inc. (REIT)	9,828

	Total Real Estate	2,250,975

	Retailing — 10.3%
12,500	Aaron’s Co., Inc. (The)	179,375
2,100	Caleres, Inc.	54,831
3,820	Cato Corp. (The) – Class A	35,335
45,000	Chico’s FAS, Inc.*	258,750
900	Children’s Place, Inc. (The)*	37,683
100	Citi Trends, Inc.*	2,804
19,400	Container Store Group , Inc. (The)*	84,390
24,800	Designer Brands, Inc. – Class A	242,792
7,587	Genesco, Inc.*	341,187
3,594	Group 1 Automotive, Inc.	794,526
6,194	Haverty Furniture Cos., Inc.	233,761
7,800	Lands’ End, Inc.*	59,280
10,396	Shoe Carnival, Inc.	273,935
5,700	Signet Jewelers Ltd.	408,234
494	Weyco Group, Inc.	13,091

	Total Retailing	3,019,974

	Semiconductors & Semiconductor Equipment — 3.6%
16,900	Amkor Technology, Inc.	435,344
600	Cirrus Logic, Inc.*	61,650

103	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — continued
10,300	Kulicke & Soffa Industries, Inc.	548,990

	Total Semiconductors & Semiconductor Equipment	1,045,984

	Technology Hardware & Equipment — 7.7%
12,513	Avnet, Inc.	559,456
2,900	Bel Fuse, Inc. – Class B	103,008
8,619	Benchmark Electronics, Inc.	205,046
3,161	CTS Corp.	136,903
9,700	Daktronics, Inc.*	39,382
2,978	Kimball Electronics, Inc.*	74,480
700	PC Connection, Inc.	30,660
9,745	Sanmina Corp.*	589,183
3,353	ScanSource, Inc.*	104,546
244	Super Micro Computer, Inc.*	23,904
100	Vishay Precision Group Inc.*	4,360
23,922	Xerox Holdings Corp.	394,474

	Total Technology Hardware & Equipment	2,265,402

	Telecommunication Services — 0.4%
600	ATN International, Inc.	25,230
7,821	Spok Holdings, Inc.	78,132

	Total Telecommunication Services	103,362

	Transportation — 1.9%
3,100	Hub Group, Inc. – Class A*	284,363
10,000	Schneider National, Inc. – Class B	280,600

	Total Transportation	564,963

	TOTAL COMMON STOCKS (COST $28,891,909)	29,078,285

Shares	Description	Value ($)
	MUTUAL FUNDS — 1.2%
	Affiliated Issuers — 1.2%
69,122	GMO U.S. Treasury Fund	344,916

	TOTAL MUTUAL FUNDS (COST $344,916)	344,916

	RIGHTS/WARRANTS — 0.1%
	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
72,700	Achillion Pharmaceuticals, Inc. CVR* (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
90,522	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (b)	90,522

	TOTAL SHORT-TERM INVESTMENTS (COST $90,522)	90,522

	TOTAL INVESTMENTS — 100.4% (Cost $29,360,789)	29,550,073
	Other Assets and Liabilities (net) — (0.4)%	(122,558)

	TOTAL NET ASSETS — 100.0%	$29,427,515

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Futures Contracts

				Value/Net
				Unrealized
Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Appreciation (Depreciation) ($)
Buys
2	E-mini Russell 2000 Index	March 2023	$189,910	$14,011

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	104

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Investment valued using significant unobservable inputs (Note 2).
(b)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 106.

105	See accompanying notes to the financial statements.

GMO Trust Funds

February 28, 2023

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield

The rates shown on variable rate notes are the current interest rates at February 28, 2023, which are subject to change based on the terms of the security.

See accompanying notes to the financial statements.	106

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023

				Emerging
				Markets
				Select
				Equity
				Fund
				(formerly
		Emerging		Emerging
		Markets		Domestic
	Climate	ex-China	Emerging	Opportunities	International
	Change Fund	Fund	Markets Fund	Fund)	Equity Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$27,154,401	$319,023	$15,604,628	$712,446	$72,610,442
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	911,239,516	261,422,327	836,809,982	120,635,823	1,273,146,025
Foreign currency, at value (Note 2)(d)	6,831	3,621,902	3,491,212	71,738	25,800
Cash	7	267	3,714	—	—
Receivable for investments sold	44,412	45,118,803	48,823,591	—	162,991,208
Receivable for Fund shares sold	310,547	156,000	272,954	—	201,592
Dividends and interest receivable	1,539,744	1,761,224	5,954,759	360,661	4,282,692
Dividend withholding tax receivable	20,941	7,584	28,889	76,824	1,490,258
Foreign capital gains tax refund receivable (Note 2)	—	—	3,679,284	5,190,179	—
EU tax reclaims receivable (Note 2)	—	—	—	—	1,792,749
Due from broker (Note 2)	—	—	139,972	11,025	4,371
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	123,519	69,055	75,410	28,919	49,070

Total assets	940,439,918	312,476,185	914,884,395	127,087,615	1,516,594,207

Liabilities:
Payable for cash collateral from securities loaned (Note 2)	5,704,463	—	—	—	—
Payable for investments purchased	930,228	4,478,145	1,835,654	275,442	—
Payable for Fund shares repurchased	150,437	52,795,000	61,355,542	—	166,797,552
Accrued foreign capital gains tax payable (Note 2)	—	759	1,585,801	384,323	—
Payable for IRS closing agreement fees (Note 2)	—	—	—	—	53,077,926
Payable to affiliate for (Note 5):
Management fee	432,852	133,769	505,620	54,150	567,342
Shareholder service fee	108,213	15,551	81,238	20,209	118,345
Payable for variation margin on open futures contracts (Note 4)	—	—	413,490	—	132,020
Payable to Trustees and related expenses	2,568	847	5,796	2,673	5,330
Miscellaneous payable	—	—	794,750	—	—
Accrued expenses	251,984	257,987	499,703	162,691	352,142

Total liabilities	7,580,745	57,682,058	67,077,594	899,488	221,050,657

Net assets	$932,859,173	$254,794,127	$847,806,801	$126,188,127	$1,295,543,550

(a) Cost of investments – affiliated issuers:	$27,142,335	$319,023	$21,319,238	$712,446	$72,590,181
(b) Cost of investments – unaffiliated issuers:	$902,112,764	$359,950,690	$1,375,124,891	$151,714,803	$1,303,808,483
(c) Includes securities on loan at value (Note 2):	$15,478,407	$—	$3,789,662	$—	$—
(d) Cost of foreign currency:	$6,885	$3,634,817	$3,486,618	$72,076	$25,947

107	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

				Emerging
				Markets
				Select
				Equity
				Fund
				(formerly
		Emerging		Emerging
		Markets		Domestic
	Climate	ex-China	Emerging	Opportunities	International
	Change Fund	Fund	Markets Fund	Fund)	Equity Fund
Net assets consist of:
Paid-in capital	$952,024,456	$374,927,207	$2,722,691,955	$306,110,430	$2,296,531,707
Distributable earnings (accumulated loss)	(19,165,283)	(120,133,080)	(1,874,885,154)	(179,922,303)	(1,000,988,157)

	$932,859,173	$254,794,127	$847,806,801	$126,188,127	$1,295,543,550

Net assets attributable to:
Class II	$—	$—	$151,666,217	$113,488,066	$4,623,307

Class III	$330,217,908	$28,548,471	$72,071	$—	$366,630,413

Class IV	$—	$—	$—	$—	$921,486,246

Class V	$—	$—	$—	$6,830,235	$—

Class VI	$—	$226,245,293	$598,337,065	$—	$—

Class R6	$183,089,429	$—	$11,042,024	$—	$—

Class I	$419,551,836	$363	$86,689,424	$5,869,826	$2,803,584

Shares outstanding:
Class II	—	—	6,935,257	6,323,595	216,579

Class III	11,422,048	2,142,444	3,283	—	16,939,034

Class IV	—	—	—	—	42,655,385

Class V	—	—	—	381,752	—

Class VI	—	16,966,080	27,614,301	—	—

Class R6	6,346,682	—	504,765	—	—

Class I	14,552,070	27	3,971,743	327,366	129,087

Net asset value per share:
Class II	$—	$—	$21.87	$17.95	$21.35

Class III	$28.91	$13.33	$21.96	$—	$21.64

Class IV	$—	$—	$—	$—	$21.60

Class V	$—	$—	$—	$17.89	$—

Class VI	$—	$13.34	$21.67	$—	$—

Class R6	$28.85	$—	$21.88	$—	$—

Class I	$28.83	$13.34	$21.83	$17.93	$21.72

See accompanying notes to the financial statements.	108

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

		Quality
	Japan Value	Cyclicals	Quality	Resource	Resources
	Creation Fund	Fund	Fund	Transition Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$680,863	$116,238,335	$3,512,040	$39,264,526
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	110,473,079	69,279,610	6,666,440,506	456,471,037	1,762,534,729
Foreign currency, at value (Note 2)(d)	3,194	553	72	5,487	79,895
Cash	—	—	—	1,826	14
Receivable for investments sold	19,516,928	26,504,133	40,968,528	—	83,511
Receivable for Fund shares sold	25,000	—	9,091,726	—	135,583,546
Dividends and interest receivable	248,340	274,281	10,594,438	373,435	4,481,632
Dividend withholding tax receivable	5,949	—	2,363,539	—	380,690
Foreign capital gains tax refund receivable (Note 2)	—	—	—	—	1,012
EU tax reclaims receivable (Note 2)	—	—	254,969	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	29,069	31,056	278,035	121,391	—

Total assets	130,301,559	96,770,496	6,846,230,148	460,485,216	1,942,409,555

Liabilities:
Payable for investments purchased	76,796	36,446	—	12,040	228,988
Payable for Fund shares repurchased	22,545,000	26,935,000	57,830,514	—	156,284,955
Accrued foreign capital gains tax payable (Note 2)	—	—	—	—	34,726
Payable to affiliate for (Note 5):
Management fee	50,159	25,184	1,791,159	133,612	824,350
Shareholder service fee	7,499	4,202	612,702	9,186	192,785
Payable to Trustees and related expenses	441	371	25,195	434	7,585
Accrued expenses	115,890	95,234	566,395	121,191	558,970

Total liabilities	22,795,785	27,096,437	60,825,965	276,463	158,132,359

Net assets	$107,505,774	$69,674,059	$6,785,404,183	$460,208,753	$1,784,277,196

(a) Cost of investments – affiliated issuers:	$—	$680,863	$116,151,685	$3,512,040	$39,249,466
(b) Cost of investments – unaffiliated issuers:	$127,286,334	$56,282,224	$4,250,216,463	$481,445,320	$1,811,490,919
(c) Includes securities on loan at value (Note 2):	$—	$—	$—	$—	$44,042,029
(d) Cost of foreign currency:	$3,192	$561	$76	$5,487	$80,455

109	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

		Quality
	Japan Value	Cyclicals	Quality	Resource	Resources
	Creation Fund	Fund	Fund	Transition Fund	Fund
Net assets consist of:
Paid-in capital	$130,026,471	$53,729,684	$4,423,490,799	$485,000,000	$1,809,552,573
Distributable earnings (accumulated loss)	(22,520,697)	15,944,375	2,361,913,384	(24,791,247)	(25,275,377)

	$107,505,774	$69,674,059	$6,785,404,183	$460,208,753	$1,784,277,196

Net assets attributable to:
Class III	$24,808,432	$—	$2,885,806,701	$—	$322,034,544

Class IV	$—	$—	$418,403,151	$—	$343,999,910

Class VI	$81,148,197	$69,604,514	$2,224,690,677	$460,208,753	$65,869,098

Class R6	$—	$—	$769,960,029	$—	$315,904,004

Class I	$1,549,145	$69,545	$486,543,625	$—	$736,469,640

Shares outstanding:
Class III	1,471,010	—	121,443,948	—	12,848,578

Class IV	—	—	17,552,618	—	13,771,977

Class VI	4,811,272	3,164,759	93,613,681	24,250,000	2,639,401

Class R6	—	—	32,447,370	—	12,616,061

Class I	91,928	3,162	20,527,065	—	29,389,205

Net asset value per share:
Class III	$16.86	$—	$23.76	$—	$25.06

Class IV	$—	$—	$23.84	$—	$24.98

Class VI	$16.87	$21.99	$23.76	$18.98	$24.96

Class R6	$—	$—	$23.73	$—	$25.04

Class I	$16.85	$21.99	$23.70	$—	$25.06

See accompanying notes to the financial statements.	110

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

		Tax-Managed		U.S.
	Small Cap	International		Opportunistic	U.S. Small
	Quality	Equities	U.S. Equity	Value	Cap Value
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$611,750	$1,160,296	$3,058,032	$5,821,730	$344,916
Investments in unaffiliated issuers, at value (Note 2)(b)	63,921,805	29,988,291	240,655,733	273,860,729	29,205,157
Foreign currency, at value (Note 2)(c)	—	20,090	—	—	—
Receivable for investments sold	25,987,633	—	27,561,341	60,715,714	16,392,009
Dividends and interest receivable	33,820	112,204	444,932	891,435	76,563
Dividend withholding tax receivable	—	25,553	—	—	—
Foreign capital gains tax refund receivable (Note 2)	—	2,032	—	—	—
Due from broker (Note 2)	—	24,131	102,954	—	13,010
Receivable for variation margin on open futures contracts (Note 4)	—	—	—	—	20
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	81,456	25,492	33,407	73,855	—

Total assets	90,636,464	31,358,089	271,856,399	341,363,463	46,031,675

Liabilities:
Payable for investments purchased	1,557	—	—	16,263	—
Payable for Fund shares repurchased	25,500,000	1,000	26,700,000	62,675,000	16,500,000
Accrued foreign capital gains tax payable (Note 2)	—	5,383	—	—	—
Payable for IRS closing agreement fees (Note 2)	—	508,467	—	—	—
Payable to affiliate for (Note 5):
Management fee	42,666	11,888	67,175	75,060	11,310
Shareholder service fee	4,246	3,566	15,994	14,342	2,006
Payable for variation margin on open futures contracts (Note 4)	—	805	5,000	—	—
Payable to Trustees and related expenses	274	146	1,588	854	1,036
Accrued expenses	109,786	140,638	106,257	115,229	89,808

Total liabilities	25,658,529	671,893	26,896,014	62,896,748	16,604,160

Net assets	$64,977,935	$30,686,196	$244,960,385	$278,466,715	$29,427,515

(a) Cost of investments – affiliated issuers:	$611,333	$1,158,722	$3,058,032	$5,821,730	$344,916
(b) Cost of investments – unaffiliated issuers:	$53,251,223	$26,239,937	$235,943,713	$274,651,253	$29,015,873
(c) Cost of foreign currency:	$—	$20,302	$—	$—	$—

111	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

		Tax-Managed		U.S.
	Small Cap	International		Opportunistic	U.S. Small
	Quality	Equities	U.S. Equity	Value	Cap Value
	Fund	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$52,233,302	$30,520,055	$226,665,808	$276,034,854	$34,600,206
Distributable earnings (accumulated loss)	12,744,633	166,141	18,294,577	2,431,861	(5,172,691)

	$64,977,935	$30,686,196	$244,960,385	$278,466,715	$29,427,515

Net assets attributable to:
Class III	$13,391,406	$30,686,196	$50,114,234	$9,585	$—

Class IV	$—	$—	$—	$62,784,375	$—

Class VI	$51,565,627	$—	$194,846,151	$215,667,963	$29,427,515

Class I	$20,902	$—	$—	$4,792	$—

Shares outstanding:
Class III	605,451	2,330,380	3,995,720	475	—

Class IV	—	—	—	3,108,685	—

Class VI	2,330,557	—	15,744,850	10,679,452	1,711,511

Class I	945	—	—	237	—

Net asset value per share:
Class III	$22.12	$13.17	$12.54	$20.20	$—

Class IV	$—	$—	$—	$20.20	$—

Class VI	$22.13	$—	$12.38	$20.19	$17.19

Class I	$22.11	$—	$—	$20.20	$—

See accompanying notes to the financial statements.	112

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2023

				Emerging
				Markets
				Select
				Equity
				Fund
				(formerly
		Emerging		Emerging
		Markets		Domestic
	Climate	ex-China	Emerging	Opportunities	International
	Change Fund	Fund	Markets Fund	Fund)	Equity Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$11,933,819	$17,136,947	$77,451,748	$9,404,810	$75,703,713
Dividends from affiliated issuers (Note 10)	347,948	112,318	154,052	49,028	701,608
Interest	546	21,584	453,104	89,573	1,106,943
Securities lending income from affiliated issuers (net)	889,085	—	—	—	—
Securities lending income (net)	487,278	—	636,864	—	—
Other income (Note 2)	2,042	345	—	—	2,434,726
Less: IRS closing agreement fees (Note 2)	—	—	—	—	(2,463,808)

Total investment income	13,660,718	17,271,194	78,695,768	9,543,411	77,483,182

Expenses:
Management fee (Note 5)	4,904,430	1,565,603	9,225,954	2,529,540	7,736,927
Shareholder service fee – Class II (Note 5)	—	—	411,941	334,201	10,765
Shareholder service fee – Class III (Note 5)	458,180	23,759	261,179	—	481,799
Shareholder service fee – Class IV (Note 5)	—	—	—	—	1,096,795
Shareholder service fee – Class V (Note 5)	—	—	—	160,629	—
Shareholder service fee – Class VI (Note 5)	—	147,848	505,718	—	—
Shareholder service fee – Class R6 (Note 5)	202,311	—	68,440	—	—
Shareholder service fee – Class I (Note 5)	565,617	1	236,316	19,169	5,791
Audit and tax fees	110,115	82,272	135,064	149,594	121,526
Custodian, fund accounting agent and transfer agent fees	679,958	386,552	1,530,859	453,440	432,497
Legal fees	31,784	7,137	52,911	13,217	54,768
Registration fees	70,688	4,288	62,948	34,277	44,610
Trustees’ fees and related expenses (Note 5)	38,299	10,273	74,926	19,855	74,379
Miscellaneous	24,343	36,156	57,658	24,037	28,187

Total expenses	7,085,725	2,263,889	12,623,914	3,737,959	10,088,044
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(376,330)	(325,594)	(832,105)	(344,754)	(555,459)

Net expenses	6,709,395	1,938,295	11,791,809	3,393,205	9,532,585

Net investment income (loss)	6,951,323	15,332,899	66,903,959	6,150,206	67,950,597

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(19,652,317)	(21,897,543)	(156,355,224)	(88,345,323)	(93,134,028)
Investments in affiliated issuers	(478,069)	10,103	(6,104,262)	(20,588)	90,181
Futures contracts	—	—	(34,669,130)	(1,774,049)	(2,353,493)
Foreign currency and foreign currency related transactions	(165,813)	(1,326,487)	(4,203,924)	(1,429,802)	(2,053,697)

Net realized gain (loss)	(20,296,199)	(23,213,927)	(201,332,540)	(91,569,762)	(97,451,037)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(4,939,364)	(38,600,089)	(272,938,720)	(38,614,606)	(12,806,489)
Investments in affiliated issuers	57,275	17	3,167,062	9,304	20,261
Futures contracts	—	—	4,470,024	—	(352,111)
Foreign currency and foreign currency related transactions	(29,020)	(70,376)	(448,661)	(452,064)	(60,192)

Net change in unrealized appreciation (depreciation)	(4,911,109)	(38,670,448)	(265,750,295)	(39,057,366)	(13,198,531)

Net realized and unrealized gain (loss)	(25,207,308)	(61,884,375)	(467,082,835)	(130,627,128)	(110,649,568)

Net increase (decrease) in net assets resulting from operations	$(18,255,985)	$(46,551,476)	$(400,178,876)	$(124,476,922)	$(42,698,971)

(a) Withholding tax:	$884,502	$2,519,869	$9,867,551	$1,444,881	$6,269,460
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$74,909	$775,373	$36,786	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$759	$(1,765,497)	$(820,484)	$—

113	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2023 — (Continued)

		Quality
	Japan Value	Cyclicals	Quality	Resource	Resources
	Creation Fund	Fund	Fund	Transition Fund*	Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,935,950	$2,485,100	$114,337,971	$368,452	$109,320,383
Dividends from affiliated issuers (Note 10)	—	19,551	1,904,895	4,867	235,030
Interest	—	25	1,463,785	1,826	331,123
Securities lending income (net)	—	—	—	—	869,760
Other income	—	—	—	—	7,863

Total investment income	3,935,950	2,504,676	117,706,651	375,145	110,764,159

Expenses:
Management fee (Note 5)	645,023	359,464	23,767,302	133,612	11,270,463
Shareholder service fee – Class III (Note 5)	33,272	—	3,920,245	—	368,880
Shareholder service fee – Class IV (Note 5)	—	—	888,438	—	402,094
Shareholder service fee – Class VI (Note 5)	57,421	59,872	1,485,699	9,186	394,306
Shareholder service fee – Class R6 (Note 5)	—	—	838,809	—	239,640
Shareholder service fee – Class I (Note 5)	3,632	106	723,163	—	1,094,099
Organizational expenses	—	—	—	51,125	—
Audit and tax fees	81,928	82,126	133,883	62,901	137,812
Custodian, fund accounting agent and transfer agent fees	76,500	52,202	1,867,157	4,580	1,975,203
Legal fees	6,415	6,376	244,035	458	85,154
Registration fees	22,355	21,913	123,538	1,864	89,291
Trustees’ fees and related expenses (Note 5)	6,146	5,275	342,242	434	107,950
Miscellaneous	13,303	8,760	45,508	462	44,913

Total expenses	945,995	596,094	34,380,019	264,622	16,209,805
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(184,095)	(160,399)	(1,525,611)	(121,391)	(201,274)

Net expenses	761,900	435,695	32,854,408	143,231	16,008,531

Net investment income (loss)	3,174,050	2,068,981	84,852,243	231,914	94,755,628

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(5,314,875)	10,494,333	474,478,789	—	206,365,455
Investments in affiliated issuers	—	(7,909)	(124,273)	—	33,266
Foreign currency and foreign currency related transactions	(215,933)	(9,681)	(562,508)	(48,994)	(2,537,429)

Net realized gain (loss)	(5,530,808)	10,476,743	473,792,008 **	(48,994)	203,861,292 **

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(11,578,281)	(17,678,866)	(1,004,989,139)	(24,974,283)	(297,193,808)
Investments in affiliated issuers	—	1,737	75,060	—	15,060
Foreign currency and foreign currency related transactions	(76,085)	(5,694)	(216,376)	116	15,039

Net change in unrealized appreciation (depreciation)	(11,654,366)	(17,682,823)	(1,005,130,455)	(24,974,167)	(297,163,709)

Net realized and unrealized gain (loss)	(17,185,174)	(7,206,080)	(531,338,447)	(25,023,161)	(93,302,417)

Net increase (decrease) in net assets resulting from operations	$(14,011,124)	$(5,137,099)	$(446,486,204)	$(24,791,247)	$1,453,211

(a) Withholding tax:	$424,775	$94,829	$3,075,651	$24,020	$4,967,871
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$—	$—	$377,694
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$—	$—	$(1,261,402)

*	Period from February 15, 2023 (commencement of operations) through February 28, 2023.
**	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	114

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2023 — (Continued)

			Tax-Managed			U.S.
	Small Cap		International			Opportunistic		U.S. Small
	Quality		Equities		U.S. Equity	Value		Cap Value
	Fund*		Fund		Fund	Fund**		Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$378,827		$1,665,412		$7,005,768	$1,787,045		$3,262,804
Dividends from affiliated issuers (Note 10)	10,447		21,911		110,095	61,571		46,154
Interest	15		491		3,759	5,365		3,570
Other income	—		76		—	—		—
Less: IRS closing agreement fees (Note 2)	—		(22,602)		—	—		—

Total investment income	389,289		1,665,288		7,119,622	1,853,981		3,312,528

Expenses:
Management fee (Note 5)	257,252		175,683		1,194,424	183,083		475,487
Shareholder service fee – Class III (Note 5)	1,419	***	52,705		108,255	1	****	—
Shareholder service fee – Class IV (Note 5)	—		—		—	2,277	****	—
Shareholder service fee – Class VI (Note 5)	23,058		—		172,220	31,230		84,360
Shareholder service fee – Class I (Note 5)	9	***	—		—	—	****	—
Organizational expenses	58,375		—		—	51,125		—
Audit and tax fees	46,222		101,311		81,789	56,221		77,121
Custodian, fund accounting agent and transfer agent fees	15,907		116,534		89,276	11,194		28,000
Legal fees	4,097		3,564		14,934	1,118		7,102
Registration fees	41,612		2,306		17,881	54,274		736
Trustees’ fees and related expenses (Note 5)	1,445		1,735		19,274	1,688		8,420
Miscellaneous	4,151		30,904	*****	8,444	1,266		6,722

Total expenses	453,547		484,742		1,706,497	393,477		687,948
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(170,358)		(244,695)		(184,333)	(169,229)		—

Net expenses	283,189		240,047		1,522,164	224,248		687,948

Net investment income (loss)	106,100		1,425,241		5,597,458	1,629,733		2,624,580

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	9,117,118		(2,704,516)		14,679,322	1,883,873		(4,107,889)
Investments in affiliated issuers	1,002		(5,875)		(58,281)	8,993		(17,237)
Futures contracts	—		(79,891)		(655,705)	—		(552,891)
Foreign currency and foreign currency related transactions	—		(20,813)		—	—		—

Net realized gain (loss)	9,118,120		(2,811,095)		13,965,336	1,892,866		(4,678,017)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	10,670,582		(658,420)		(28,578,720)	(790,524)		(23,600,482)
Investments in affiliated issuers	417		4,538		26,176	—		3,629
Futures contracts	—		16,918		376,842	—		14,011
Foreign currency and foreign currency related transactions	—		(13,571)		—	—		—

Net change in unrealized appreciation (depreciation)	10,670,999		(650,535)		(28,175,702)	(790,524)		(23,582,842)

Net realized and unrealized gain (loss)	19,789,119		(3,461,630)		(14,210,366)	1,102,342		(28,260,859)

Net increase (decrease) in net assets resulting from operations	$19,895,219		$(2,036,389)		$(8,612,908)	$2,732,075		$(25,636,279)

(a) Withholding tax:	$—		$236,869		$6,334	$—		$2,110
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—		$3,266		$—	$—		$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—		$5,274		$—	$—		$—

*	Period from September 20, 2022 (commencement of operations) through February 28, 2023.
**	Period from December 13, 2022 (commencement of operations) through February 28, 2023.
***	Period from November 15, 2022 (commencement of operations) through February 28, 2023.
****	Period from February 15, 2023 (commencement of operations) through February 28, 2023.
*****	Includes $24,043 of pricing related fees.

115	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

			Emerging
			Markets
	Climate		ex-China
	Change Fund		Fund
				Period from
				October 18, 2021
				(commencement
				of operations)
	Year Ended		Year Ended	through
	February 28,		February 28,	February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,951,323	$4,209,151	$15,332,899	$2,920,797
Net realized gain (loss)	(20,296,199)	63,585,403	(23,213,927)	227,472
Change in net unrealized appreciation (depreciation)	(4,911,109)	(58,326,785)	(38,670,448)	(59,947,593)

Net increase (decrease) in net assets from operations	(18,255,985)	9,467,769	(46,551,476)	(56,799,324)

Distributions to shareholders:
Class III	(6,826,624)	(39,431,752)	(759,928)	(23,270	)*
Class VI	—	—	(13,701,355)	(2,297,709)
Class R6	(3,035,164)	(13,530,453)	—	—
Class I	(8,159,916)	(30,161,491)	(15)	(3	)**

Total distributions	(18,021,704)	(83,123,696)	(14,461,298)	(2,320,982)

Net share transactions (Note 9):
Class III	34,383,090	165,751,876	17,239,928	16,365,827	*
Class VI	—	—	1,469,698	339,851,236
Class R6	71,379,478	50,189,598	—	—
Class I	133,221,424	235,985,857	15	503	**

Increase (decrease) in net assets resulting from net share transactions	238,983,992	451,927,331	18,709,641	356,217,566

Total increase (decrease) in net assets	202,706,303	378,271,404	(42,303,133)	297,097,260
Net assets:
Beginning of period	730,152,870	351,881,466	297,097,260	—

End of period	$932,859,173	$730,152,870	$254,794,127	$297,097,260

*	Period from November 17, 2021 (commencement of operations) through February 28, 2022.
**	Period from December 1, 2021 (commencement of operations) through February 28, 2022.

See accompanying notes to the financial statements.	116

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

			Emerging
			Markets
			Select
			Equity
			Fund
			(formerly
			Emerging
			Domestic
	Emerging		Opportunities
	Markets Fund		Fund)
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$66,903,959	$94,644,152	$6,150,206	$5,959,918
Net realized gain (loss)	(201,332,540)	134,355,921	(91,569,762)	6,464,490
Change in net unrealized appreciation (depreciation)	(265,750,295)	(572,946,926)	(39,057,366)	(140,829,482)

Net increase (decrease) in net assets from operations	(400,178,876)	(343,946,853)	(124,476,922)	(128,405,074)

Distributions to shareholders:
Class II	(13,357,178)	(10,877,340)	(3,229,489)	(19,585,057)
Class III	(10,406,493)	(15,036,779)	—	—
Class V	—	— *	(3,512,029)	(40,195,516)
Class VI	(59,450,292)	(65,952,879)	—	—
Class R6	(1,501,438)	(1,932,217)	—	—
Class I	(7,549,670)	(6,142,292)	(181,455)	(1,037,354)

Total distributions	(92,265,071)	(99,941,507)	(6,922,973)	(60,817,927)

Net share transactions (Note 9):
Class II	(47,692,845)	24,140,732	(85,145,643)	(10,423,150)
Class III	(200,996,603)	(166,371,558)	—	—
Class V	—	(315,869,299)*	(414,461,166)	(62,497,493)
Class VI	(325,897,850)	(249,450,634)	—	—
Class R6	(18,867,256)	5,685,636	—	—
Class I	(1,027,086)	67,945,520	(3,325,970)	(3,642,128)

Increase (decrease) in net assets resulting from net share transactions	(594,481,640)	(633,919,603)	(502,932,779)	(76,562,771)

Total increase (decrease) in net assets	(1,086,925,587)	(1,077,807,963)	(634,332,674)	(265,785,772)
Net assets:
Beginning of period	1,934,732,388	3,012,540,351	760,520,801	1,026,306,573

End of period	$847,806,801	$1,934,732,388	$126,188,127	$760,520,801

*	Class V liquidated on April 29, 2021.

117	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International		Japan Value
	Equity Fund		Creation Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$67,950,597	$84,376,014	$3,174,050	$3,126,596
Net realized gain (loss)	(97,451,037)	211,671,131	(5,530,808)	20,528,456
Change in net unrealized appreciation (depreciation)	(13,198,531)	(177,873,927)	(11,654,366)	(25,642,038)

Net increase (decrease) in net assets from operations	(42,698,971)	118,173,218	(14,011,124)	(1,986,986)

Distributions to shareholders:
Class II	(187,750)	(366,324)	—	—
Class III	(13,506,456)	(24,543,676)	(1,377,552)	—	**
Class IV	(51,620,967)	(103,725,040)	—	—
Class VI	—	—	(6,098,598)	(24,444,217)
Class I	(105,835)	(143,501)*	(140,999)	(312,047	)***

Total distributions	(65,421,008)	(128,778,541)	(7,617,149)	(24,756,264)

Net share transactions (Note 9):
Class II	(636,611)	154,410	—	—
Class III	29,494,140	(64,863,064)	4,240,268	23,595,006	**
Class IV	(526,895,189)	(220,799,835)	—	—
Class VI	—	—	(33,856,529)	(4,444,830)
Class I	(49,180)	3,300,506 *	(1,063,960)	3,535,322	***

Increase (decrease) in net assets resulting from net share transactions	(498,086,840)	(282,207,983)	(30,680,221)	22,685,498

Total increase (decrease) in net assets	(606,206,819)	(292,813,306)	(52,308,494)	(4,057,752)
Net assets:
Beginning of period	1,901,750,369	2,194,563,675	159,814,268	163,872,020

End of period	$1,295,543,550	$1,901,750,369	$107,505,774	$159,814,268

*	Period from May 24, 2021 (commencement of operations) through February 28, 2022.
**	Period from December 30, 2021 (commencement of operations) through February 28, 2022.
***	Period from June 7, 2021 (commencement of operations) through February 28, 2022.

See accompanying notes to the financial statements.	118

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality
	Cyclicals		Quality
	Fund		Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,068,981	$3,195,501	$84,852,243	$97,006,929
Net realized gain (loss)	10,476,743	16,586,147	473,792,008	511,445,075
Change in net unrealized appreciation (depreciation)	(17,682,823)	(5,437,374)	(1,005,130,455)	497,845,399

Net increase (decrease) in net assets from operations	(5,137,099)	14,344,274	(446,486,204)	1,106,297,403

Distributions to shareholders:
Class III	—	—	(273,729,638)	(208,459,284)
Class IV	—	—	(87,058,631)	(50,525,221)
Class VI	(12,448,036)	(29,159,128)	(283,709,474)	(211,183,341)
Class R6	—	—	(61,977,061)	(30,631,216)
Class I	(8,044)	(9,434)*	(52,650,146)	(28,062,487)

Total distributions	(12,456,080)	(29,168,562)	(759,124,950)	(528,861,549)

Net share transactions (Note 9):**
Class III	—	—	320,666,228	(857,439,954)
Class IV	—	—	(353,772,936)	111,734,620
Class VI	(54,278,965)	14,291,719	(765,638,839)	839,898,152
Class R6	—	—	346,761,814	157,998,340
Class I	—	89,975 *	83,829,487	160,637,473

Increase (decrease) in net assets resulting from net share transactions	(54,278,965)	14,381,694	(368,154,246)	412,828,631

Total increase (decrease) in net assets	(71,872,144)	(442,594)	(1,573,765,400)	990,264,485
Net assets:
Beginning of period	141,546,203	141,988,797	8,359,169,583	7,368,905,098

End of period	$69,674,059	$141,546,203	$6,785,404,183	$8,359,169,583

*	Period from July 16, 2021 (commencement of operations) through February 28, 2022.
**	For details related to in-kind share transactions please refer to Note 6, as applicable.

119	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resource	Resources
	Transition Fund	Fund
	Period from
	February 15, 2023
	(commencement
	of operations)
	through	Year Ended
	February 28,	February 28,
	2023	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$231,914	$94,755,628	$69,825,573
Net realized gain (loss)	(48,994)	203,861,292	135,596,926
Change in net unrealized appreciation (depreciation)	(24,974,167)	(297,163,709)	(17,199,595)

Net increase (decrease) in net assets from operations	(24,791,247)	1,453,211	188,222,904

Distributions to shareholders:
Class III	—	(24,568,037)	(29,937,354)
Class IV	—	(39,706,418)	(94,223,444)
Class VI	—	(78,893,459)	— *
Class R6	—	(17,754,677)	(3,478,525)
Class I	—	(75,407,234)	(55,077,833)

Total distributions	—	(236,329,825)	(182,717,156)

Net share transactions (Note 9):**
Class III	—	110,861,393	138,203,591
Class IV	—	13,307,997	(167,410,013)
Class VI	485,000,000	(733,868,214)	866,735,067 *
Class R6	—	229,450,639	103,708,055
Class I	—	195,850,083	257,993,206

Increase (decrease) in net assets resulting from net share transactions	485,000,000	(184,398,102)	1,199,229,906

Total increase (decrease) in net assets	460,208,753	(419,274,716)	1,204,735,654
Net assets:
Beginning of period	—	2,203,551,912	998,816,258

End of period	$460,208,753	$1,784,277,196	$2,203,551,912

*	Period from February 8, 2022 (commencement of operations) through February 28, 2022.
**	For details related to in-kind share transactions please refer to Note 6, as applicable.

See accompanying notes to the financial statements.	120

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

			Tax-Managed
	Small Cap		International
	Quality		Equities
	Fund		Fund
	Period from
	September 20, 2022
	(commencement
	of operations)
	through		Year Ended
	February 28,		February 28,
	2023		2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$106,100		$1,425,241	$1,475,736
Net realized gain (loss)	9,118,120		(2,811,095)	6,723,726
Change in net unrealized appreciation (depreciation)	10,670,999		(650,535)	(6,159,271)

Net increase (decrease) in net assets from operations	19,895,219		(2,036,389)	2,040,191

Distributions to shareholders:
Class III	(1,078,895	)*	(2,115,226)	(5,390,526)
Class VI	(6,070,048)		—	—
Class I	(1,643	)*	—	—

Total distributions	(7,150,586)		(2,115,226)	(5,390,526)

Net share transactions (Note 9):
Class III	14,292,658	*	3,056,537	(3,827,951)
Class VI	37,919,001		—	—
Class I	21,643	*	—	—

Increase (decrease) in net assets resulting from net share transactions	52,233,302		3,056,537	(3,827,951)

Total increase (decrease) in net assets	64,977,935		(1,095,078)	(7,178,286)
Net assets:
Beginning of period	—		31,781,274	38,959,560

End of period	$64,977,935		$30,686,196	$31,781,274

*	Period from November 15, 2022 (commencement of operations) through February 28, 2023.

121	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

			U.S.
			Opportunistic
	U.S. Equity		Value
	Fund		Fund
			Period from
			December 13, 2022
			(commencement
			of operations)
	Year Ended		through
	February 28,		February 28,
	2023	2022	2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,597,458	$5,844,954	$1,629,733
Net realized gain (loss)	13,965,336	79,406,685	1,892,866
Change in net unrealized appreciation (depreciation)	(28,175,702)	(33,300,126)	(790,524)

Net increase (decrease) in net assets from operations	(8,612,908)	51,951,513	2,732,075

Distributions to shareholders:
Class III	(5,157,645)	(17,687,300)	—
Class VI	(23,167,342)	(66,498,945)	(300,214)

Total distributions	(28,324,987)	(84,186,245)	(300,214)

Net share transactions (Note 9):
Class III	(24,293,425)	(24,924,349)	10,000	*
Class IV	—	—	65,500,000	*
Class VI	(159,286,298)	171,434,661	210,519,854
Class I	—	—	5,000	*

Increase (decrease) in net assets resulting from net share transactions	(183,579,723)	146,510,312	276,034,854

Total increase (decrease) in net assets	(220,517,618)	114,275,580	278,466,715
Net assets:
Beginning of period	465,478,003	351,202,423	—

End of period	$244,960,385	$465,478,003	$278,466,715

*	Period from February 15, 2023 (commencement of operations) through February 28, 2023.

See accompanying notes to the financial statements.	122

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Small
	Cap Value
	Fund
	Year Ended
	February 28,
	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,624,580	$3,936,416
Net realized gain (loss)	(4,678,017)	76,979,623
Change in net unrealized appreciation (depreciation)	(23,582,842)	(31,906,411)

Net increase (decrease) in net assets from operations	(25,636,279)	49,009,628

Distributions to shareholders:
Class VI	(18,256,190)	(83,549,717)

Total distributions	(18,256,190)	(83,549,717)

Net share transactions (Note 9):
Class VI	(180,490,250)	(84,147,317)

Increase (decrease) in net assets resulting from net share transactions	(180,490,250)	(84,147,317)

Total increase (decrease) in net assets	(224,382,719)	(118,687,406)
Net assets:
Beginning of period	253,810,234	372,497,640

End of period	$29,427,515	$253,810,234

123	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$30.23	$34.39		$22.36		$22.04		$23.81

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25	0.28		0.35		0.41		0.36
Net realized and unrealized gain (loss)	(0.93)	0.72		13.43		0.87		(1.61)

Total from investment operations	(0.68)	1.00		13.78		1.28		(1.25)

Less distributions to shareholders:
From net investment income	(0.16)	(0.57)		(0.30)		(0.45)		(0.26)
From net realized gains	(0.48)	(4.59)		(1.45)		(0.51)		(0.26)

Total distributions	(0.64)	(5.16)		(1.75)		(0.96)		(0.52)

Net asset value, end of period	$28.91	$30.23		$34.39		$22.36		$22.04

Total Return(b)	(1.92)%	2.91%		63.84%		5.66%		(5.22)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$330,218	$306,996		$178,223		$121,062		$113,000
Net expenses to average daily net assets(c)	0.77%	0.77%		0.77%		0.77%		0.75%
Net investment income (loss) to average daily net assets(a)	0.90%	0.84%		1.39%		1.84%		1.61%
Portfolio turnover rate(d)	57%	63%		84%		62%		29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.04	%(e)	0.13	%(e)	0.16	%(e)	0.26%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	124%	140%	145%	173%	121%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	124

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class R6 Shares
	Year Ended February 28,					Period from January 16, 2020 (commencement of operations) through February 29,
	2023	2022		2021		2020
Net asset value, beginning of period	$30.17	$34.33		$22.36		$24.55

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25	0.28		0.31		0.01
Net realized and unrealized gain (loss)	(0.92)	0.72		13.43		(2.20)

Total from investment operations	(0.67)	1.00		13.74		(2.19)

Less distributions to shareholders:
From net investment income	(0.17)	(0.57)		(0.32)		—
From net realized gains	(0.48)	(4.59)		(1.45)		—

Total distributions	(0.65)	(5.16)		(1.77)		—

Net asset value, end of period	$28.85	$30.17		$34.33		$22.36

Total Return(b)	(1.90)%	2.90%		63.71%		(8.92	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$183,089	$115,014		$74,961		$1,129
Net expenses to average daily net assets(c)	0.77%	0.77%		0.77%		0.77	%*
Net investment income (loss) to average daily net assets(a)	0.90%	0.84%		1.04%		0.40	%*
Portfolio turnover rate(d)	57%	63%		84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.04	%(e)	0.11	%(e)	0.23	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	124%	140%	145%	173%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

125	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class I Shares
	Year Ended February 28,					Period from February 25, 2020 (commencement of operations) through February 29,
	2023	2022		2021		2020
Net asset value, beginning of period	$30.16	$34.33		$22.36		$23.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22	0.24		0.21		0.01
Net realized and unrealized gain (loss)	(0.93)	0.73		13.53		(1.02)

Total from investment operations	(0.71)	0.97		13.74		(1.01)

Less distributions to shareholders:
From net investment income	(0.14)	(0.55)		(0.32)		—
From net realized gains	(0.48)	(4.59)		(1.45)		—

Total distributions	(0.62)	(5.14)		(1.77)		—

Net asset value, end of period	$28.83	$30.16		$34.33		$22.36

Total Return(b)	(2.03)%	2.81%		63.67%		(4.32	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$419,552	$308,143		$98,697		$962
Net expenses to average daily net assets(c)	0.87%	0.87%		0.87%		0.87	%*
Net investment income (loss) to average daily net assets(a)	0.79%	0.72%		0.66%		1.93	%*
Portfolio turnover rate(d)	57%	63%		84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.04	%(e)	0.11	%(e)	0.43	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	124%	140%	145%	173%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	126

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND

	Class III Shares
	Year Ended February 28,	Period from November 17, 2021 (commencement of operations) through February 28,
	2023	2022
Net asset value, beginning of period	$16.65	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72	0.15
Net realized and unrealized gain (loss)	(3.42)	(3.37)

Total from investment operations	(2.70)	(3.22)

Less distributions to shareholders:
From net investment income	(0.56)	(0.13)
From net realized gains	(0.06)	—

Total distributions	(0.62)	(0.13)

Net asset value, end of period	$13.33	$16.65

Total Return(b)	(16.04)%	(16.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,548	$14,810
Net expenses to average daily net assets(c)	0.80%	0.80	%*
Net investment income (loss) to average daily net assets(a)	5.26%	2.52	%*
Portfolio turnover rate(d)	126%	43	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%	0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,
	2023	2022
Portfolio turnover rate including transactions in USTF	140%	43%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

127	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class VI Shares
	Year Ended February 28,	Period from October 18, 2021 (commencement of operations) through February 28,
	2023	2022
Net asset value, beginning of period	$16.66	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.74	0.17
Net realized and unrealized gain (loss)	(3.43)	(3.38)

Total from investment operations	(2.69)	(3.21)

Less distributions to shareholders:
From net investment income	(0.57)	(0.13)
From net realized gains	(0.06)	—

Total distributions	(0.63)	(0.13)

Net asset value, end of period	$13.34	$16.66

Total Return(b)	(15.97)%	(16.15	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$226,245	$282,287
Net expenses to average daily net assets(c)	0.67%	0.67	%*
Net investment income (loss) to average daily net assets(a)	5.39%	2.36	%*
Portfolio turnover rate(d)	126%	43	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,
	2023	2022
Portfolio turnover rate including transactions in USTF	140%	43%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	128

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class I Shares
	Year Ended February 28,	Period from December 1, 2021 (commencement of operations) through February 28,
	2023	2022
Net asset value, beginning of period	$16.64	$19.34

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.70	0.12
Net realized and unrealized gain (loss)	(3.42)	(2.69)

Total from investment operations	(2.72)	(2.57)

Less distributions to shareholders:
From net investment income	(0.52)	(0.13)
From net realized gains	(0.06)	—

Total distributions	(0.58)	(0.13)

Net asset value, end of period	$13.34	$16.64

Total Return(b)	(16.19)%	(13.38	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$0 (c)	$0	(c)
Net expenses to average daily net assets(d)	0.95%	0.93	%*
Net investment income (loss) to average daily net assets(a)	5.13%	2.54	%*
Portfolio turnover rate(e)	126%	43	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10%	0.19	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Rounds to less than $1,000.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,
	2023	2022
Portfolio turnover rate including transactions in USTF	140%	43%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

129	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares
	Year Ended February 28/29,
	2023		2022	2021		2020		2019
Net asset value, beginning of period	$29.81		$36.70	$30.75		$32.23		$36.42

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.04		1.21	0.86		1.13		1.01
Net realized and unrealized gain (loss)	(7.23)		(6.58)	6.36		(1.02)		(4.22)

Total from investment operations	(6.19)		(5.37)	7.22		0.11		(3.21)

Less distributions to shareholders:
From net investment income	(1.75)		(1.52)	(1.27)		(1.59)		(0.98)

Total distributions	(1.75)		(1.52)	(1.27)		(1.59)		(0.98)

Net asset value, end of period	$21.87		$29.81	$36.70		$30.75		$32.23

Total Return(b)	(20.78)%		(15.13)%	23.89%		(0.11)%		(8.57)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$151,666		$262,449	$291,833		$397,798		$451,720
Net expenses to average daily net assets(c)	0.95%		0.92%	0.93%		0.93%		0.93%
Net investment income (loss) to average daily net assets(a)	4.32%		3.34%	2.73%		3.44%		3.09%
Portfolio turnover rate	128	%(d)	102%	102%		100	%(d)	98	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.03%	0.07	%(e)	0.13	%(e)	0.13%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$0.02		$0.08

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	138%	N/A	N/A	123%	128%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	130

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class III Shares
	Year Ended February 28/29,
	2023		2022	2021		2020		2019
Net asset value, beginning of period	$29.91		$36.81	$30.84		$32.32		$36.51

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.22		1.27	0.76		1.21		1.01
Net realized and unrealized gain (loss)	(7.42)		(6.64)	6.51		(1.09)		(4.21)

Total from investment operations	(6.20)		(5.37)	7.27		0.12		(3.20)

Less distributions to shareholders:
From net investment income	(1.75)		(1.53)	(1.30)		(1.60)		(0.99)

Total distributions	(1.75)		(1.53)	(1.30)		(1.60)		(0.99)

Net asset value, end of period	$21.96		$29.91	$36.81		$30.84		$32.32

Total Return(b)	(20.73)%		(15.08)%	23.99%		(0.08)%		(8.51)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72		$267,177	$501,907		$333,779		$277,824
Net expenses to average daily net assets(c)	0.90%		0.87%	0.88%		0.88%		0.88%
Net investment income (loss) to average daily net assets(a)	5.01%		3.47%	2.36%		3.68%		3.08%
Portfolio turnover rate	128	%(d)	102%	102%		100	%(d)	98	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%		0.01%	0.04	%(e)	0.11	%(e)	0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$0.02		$0.08

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	138%	N/A	N/A	123%	128%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

131	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2023		2022	2021		2020		2019
Net asset value, beginning of period	$29.56		$36.41	$30.52		$32.00		$36.16

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.14		1.33	0.87		1.23		1.06
Net realized and unrealized gain (loss)	(7.24)		(6.59)	6.36		(1.07)		(4.19)

Total from investment operations	(6.10)		(5.26)	7.23		0.16		(3.13)

Less distributions to shareholders:
From net investment income	(1.79)		(1.59)	(1.34)		(1.64)		(1.03)

Total distributions	(1.79)		(1.59)	(1.34)		(1.64)		(1.03)

Net asset value, end of period	$21.67		$29.56	$36.41		$30.52		$32.00

Total Return(b)	(20.62)%		(14.98)%	24.11%		0.05%		(8.39)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$598,337		$1,244,914	$1,787,607		$2,182,893		$2,685,798
Net expenses to average daily net assets(c)	0.77%		0.74%	0.75%		0.75%		0.75%
Net investment income (loss) to average daily net assets(a)	4.77%		3.69%	2.75%		3.76%		3.25%
Portfolio turnover rate	128	%(d)	102%	102%		100	%(d)	98	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%		0.05%	0.08	%(e)	0.15	%(e)	0.14%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$0.02		$0.08

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	138%	N/A	N/A	123%	128%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	132

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class R6 Shares
	Year Ended February 28,			Period from March 31, 2020 (commencement of operations) through February 28,
	2023		2022	2021
Net asset value, beginning of period	$29.78		$36.67	$26.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.14		1.15	0.72
Net realized and unrealized gain (loss)	(7.32)		(6.51)	11.20

Total from investment operations	(6.18)		(5.36)	11.92

Less distributions to shareholders:
From net investment income	(1.72)		(1.53)	(1.30)

Total distributions	(1.72)		(1.53)	(1.30)

Net asset value, end of period	$21.88		$29.78	$36.67

Total Return(b)	(20.76)%		(15.13)%	46.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,042		$40,197	$43,664
Net expenses to average daily net assets(c)	0.95%		0.93%	0.93	%*
Net investment income (loss) to average daily net assets(a)	4.74%		3.18%	2.39	%*
Portfolio turnover rate	128	%(d)	102%	102	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%	0.05	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,
	2023	2022	2021
Portfolio turnover rate including transactions in USTF	138%	N/A	N/A

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

133	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class I Shares
	Year Ended February 28,					Period from January 14, 2020 (commencement of operations) through February 29,
	2023		2022	2021		2020
Net asset value, beginning of period	$29.75		$36.66	$30.75		$35.29

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.06		1.13	0.52		0.00	(b)
Net realized and unrealized gain (loss)	(7.24)		(6.52)	6.68		(4.54)

Total from investment operations	(6.18)		(5.39)	7.20		(4.54)

Less distributions to shareholders:
From net investment income	(1.74)		(1.52)	(1.29)		—

Total distributions	(1.74)		(1.52)	(1.29)		—

Net asset value, end of period	$21.83		$29.75	$36.66		$30.75

Total Return(c)	(20.80)%		(15.20)%	23.83%		(12.86	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,689		$119,995	$79,824		$16,158
Net expenses to average daily net assets(d)	1.00%		0.98%	0.98%		0.94	%*
Net investment income (loss) to average daily net assets(a)	4.42%		3.14%	1.55%		(0.05	)%*
Portfolio turnover rate	128	%(e)	102%	102%		100	%(e)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12%		0.10%	0.10	%(f)	0.19	%(f)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,
	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	138%	N/A	N/A	123%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	134

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS SELECT EQUITY FUND (FORMERLY EMERGING DOMESTIC OPPORTUNITIES FUND)

	Class II Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$21.96	$27.68		$21.14		$21.61		$28.86

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22	0.15		0.17		0.40		0.24
Net realized and unrealized gain (loss)	(3.74)	(3.95)		6.53		0.18		(4.58)

Total from investment operations	(3.52)	(3.80)		6.70		0.58		(4.34)

Less distributions to shareholders:
From net investment income	(0.49)	(0.06)		(0.16)		(1.05)		(0.17)
From net realized gains	—	(1.86)		—		—		(2.74)

Total distributions	(0.49)	(1.92)		(0.16)		(1.05)		(2.91)

Net asset value, end of period	$17.95	$21.96		$27.68		$21.14		$21.61

Total Return(b)	(15.97)%	(14.13)%		31.76%		2.39%		(15.48)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113,488	$238,702		$309,966		$292,418		$467,336
Net expenses to average daily net assets(c)	1.00%	1.06%		1.03%		1.03%		1.04%
Net investment income (loss) to average daily net assets(a)	1.18%	0.56%		0.73%		1.81%		1.00%
Portfolio turnover rate(d)	131%	190%		216%		186%		238%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13%	0.02	%(e)	0.02	%(e)	0.02	%(e)	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—		$—		$0.05		$0.05

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	143%	215%	236%	235%	254%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

135	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS SELECT EQUITY FUND (FORMERLY EMERGING DOMESTIC OPPORTUNITIES FUND) (continued)

	Class V Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$21.97	$27.66		$21.12		$21.60		$28.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.45	0.18		0.20		0.43		0.28
Net realized and unrealized gain (loss)	(3.96)	(3.93)		6.53		0.17		(4.60)

Total from investment operations	(3.51)	(3.75)		6.73		0.60		(4.32)

Less distributions to shareholders:
From net investment income	(0.57)	(0.08)		(0.19)		(1.08)		(0.19)
From net realized gains	—	(1.86)		—		—		(2.74)

Total distributions	(0.57)	(1.94)		(0.19)		(1.08)		(2.93)

Net asset value, end of period	$17.89	$21.97		$27.66		$21.12		$21.60

Total Return(b)	(15.90)%	(13.98)%		31.95%		2.50%		(15.37)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,830	$510,307		$697,864		$565,384		$755,613
Net expenses to average daily net assets(c)	0.94%	0.92%		0.90%		0.89%		0.90%
Net investment income (loss) to average daily net assets(a)	2.25%	0.70%		0.87%		1.94%		1.19%
Portfolio turnover rate(d)	131%	190%		216%		186%		238%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%	0.02	%(e)	0.02	%(e)	0.02	%(e)	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—		$—		$0.04		$0.05

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	143%	215%	236%	235%	254%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	136

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS SELECT EQUITY FUND (FORMERLY EMERGING DOMESTIC OPPORTUNITIES FUND) (continued)

	Class I Shares
	Year Ended February 28,			Period from January 22, 2021 (commencement of operations) through February 28,
	2023	2022		2021
Net asset value, beginning of period	$21.95	$27.67		$28.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22	0.15		0.02
Net realized and unrealized gain (loss)	(3.75)	(3.94)		(1.23)

Total from investment operations	(3.53)	(3.79)		(1.21)

Less distributions to shareholders:
From net investment income	(0.49)	(0.07)		—
From net realized gains	—	(1.86)		—

Total distributions	(0.49)	(1.93)		—

Net asset value, end of period	$17.93	$21.95		$27.67

Total Return(b)	(16.04)%	(14.12)%		(4.19	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,870	$11,512		$18,476
Net expenses to average daily net assets(c)	1.06%	1.09%		1.04	%*
Net investment income (loss) to average daily net assets(a)	1.19%	0.57%		0.82	%*
Portfolio turnover rate(d)	131%	190%		216	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17%	0.09	%(e)	0.08	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,
	2023	2022	2021
Portfolio turnover rate including transactions in USTF	143%	215%	236%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

137	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$22.70	$23.04		$19.83		$20.08		$23.63

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.88	0.91	(b)	0.75	(b)	0.72		0.57
Net realized and unrealized gain (loss)	(1.36)	0.26		3.46		(0.22)		(3.45)

Total from investment operations	(0.48)	1.17		4.21		0.50		(2.88)

Less distributions to shareholders:
From net investment income	(0.87)	(1.51)		(1.00)		(0.75)		(0.67)

Total distributions	(0.87)	(1.51)		(1.00)		(0.75)		(0.67)

Net asset value, end of period	$21.35	$22.70		$23.04		$19.83		$20.08

Total Return(c)	(1.93)%	5.00	%(d)	21.58	%(e)	2.19%		(12.07)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,623	$5,615		$5,546		$10,802		$18,202
Net expenses to average daily net assets(f)	0.73%	0.74%		0.73%		0.73%		0.73%
Net investment income (loss) to average daily net assets(a)	4.30%	3.69	%(b)	3.82	%(b)	3.52%		2.64%
Portfolio turnover rate(g)	51%	64%		48%		46%		41%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.03%		0.03%		0.03	%(h)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022	February 28, 2021
$12,515	$69,807
3.48%	2.62%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	60%	N/A	N/A	65%	54%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	138

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class III Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$23.00	$23.32		$20.09		$20.33		$23.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.89	0.96	(b)	0.75	(b)	0.70		0.57
Net realized and unrealized gain (loss)	(1.36)	0.25		3.51		(0.17)		(3.47)

Total from investment operations	(0.47)	1.21		4.26		0.53		(2.90)

Less distributions to shareholders:
From net investment income	(0.89)	(1.53)		(1.03)		(0.77)		(0.69)

Total distributions	(0.89)	(1.53)		(1.03)		(0.77)		(0.69)

Net asset value, end of period	$21.64	$23.00		$23.32		$20.09		$20.33

Total Return(c)	(1.87)%	5.08	%(d)	21.60	%(e)	2.29%		(12.02)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$366,630	$358,775		$423,332		$452,165		$507,195
Net expenses to average daily net assets(f)	0.66%	0.67%		0.66%		0.66%		0.66%
Net investment income (loss) to average daily net assets(a)	4.28%	3.84	%(b)	3.70	%(b)	3.36%		2.64%
Portfolio turnover rate(g)	51%	64%		48%		46%		41%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.03%		0.03%		0.03	%(h)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022	February 28, 2021
$861,919	$6,194,610
3.63%	2.30%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	60%	N/A	N/A	65%	54%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

139	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$22.96	$23.28		$20.05		$20.29		$23.87

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.92	0.96	(b)	0.77	(b)	0.74		0.63
Net realized and unrealized gain (loss)	(1.38)	0.26		3.50		(0.20)		(3.51)

Total from investment operations	(0.46)	1.22		4.27		0.54		(2.88)

Less distributions to shareholders:
From net investment income	(0.90)	(1.54)		(1.04)		(0.78)		(0.70)

Total distributions	(0.90)	(1.54)		(1.04)		(0.78)		(0.70)

Net asset value, end of period	$21.60	$22.96		$23.28		$20.05		$20.29

Total Return(c)	(1.82)%	5.16	%(d)	21.71	%(e)	2.34%		(11.95)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$921,486	$1,534,339		$1,765,686		$2,584,648		$3,156,760
Net expenses to average daily net assets(f)	0.60%	0.61%		0.60%		0.60%		0.60%
Net investment income (loss) to average daily net assets(a)	4.42%	3.88	%(b)	3.81	%(b)	3.53%		2.89%
Portfolio turnover rate(g)	51%	64%		48%		46%		41%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.03%		0.03%		0.03	%(h)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022	February 28, 2021
$3,699,861	$27,980,578
3.67%	2.49%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	60%	N/A	N/A	65%	54%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	140

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class I Shares
	Year Ended February 28,	Period from May 24, 2021 (commencement of operations) through February 28,
	2023	2022
Net asset value, beginning of period	$23.08	$25.79

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.85	0.44	(b)
Net realized and unrealized gain (loss)	(1.36)	(2.05)

Total from investment operations	(0.51)	(1.61)

Less distributions to shareholders:
From net investment income	(0.85)	(1.10)

Total distributions	(0.85)	(1.10)

Net asset value, end of period	$21.72	$23.08

Total Return(c)	(2.03)%	(6.27	)%(d)**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,804	$3,021
Net expenses to average daily net assets(e)	0.83%	0.89	%*
Net investment income (loss) to average daily net assets(a)	4.08%	2.35	%(b)*
Portfolio turnover rate(f)	51%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.03	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$2,264
1.63%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the period, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.16% to Class I’s total return (Note 2). Class I commenced operations on May 24, 2021.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,
	2023	2022
Portfolio turnover rate including transactions in USTF	60%	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

141	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class III Shares
	Year Ended February 28,	Period from December 30, 2021 (commencement of operations) through February 28,
	2023	2022
Net asset value, beginning of period	$19.71	$19.81

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.39	(0.03)
Net realized and unrealized gain (loss)	(2.27)	(0.07)

Total from investment operations	(1.88)	(0.10)

Less distributions to shareholders:
From net investment income	(0.16)	—
From net realized gains	(0.81)	—

Total distributions	(0.97)	—

Net asset value, end of period	$16.86	$19.71

Total Return(b)	(9.21)%	(0.50	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,808	$23,673
Net expenses to average daily net assets(c)	0.67%	0.66	%*
Net investment income (loss) to average daily net assets(a)	2.37%	(0.55	)%*
Portfolio turnover rate	39%	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	142

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class VI Shares
	Year Ended February 28,		Period from September 14, 2020 (commencement of operations) through February 28,
	2023	2022	2021
Net asset value, beginning of period	$19.71	$23.47	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.41	0.43	0.17
Net realized and unrealized gain (loss)	(2.27)	(0.71)	3.59

Total from investment operations	(1.86)	(0.28)	3.76

Less distributions to shareholders:
From net investment income	(0.17)	(1.50)	(0.28)
From net realized gains	(0.81)	(1.98)	(0.01)

Total distributions	(0.98)	(3.48)	(0.29)

Net asset value, end of period	$16.87	$19.71	$23.47

Total Return(b)	(9.11)%	(1.45)%	18.82	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,148	$133,035	$163,872
Net expenses to average daily net assets(c)	0.57%	0.57%	0.56	%*
Net investment income (loss) to average daily net assets(a)	2.48%	1.90%	1.68	%*
Portfolio turnover rate	39%	47%	28	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14%	0.08%	0.23	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

143	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class I Shares
		Period from
		June 7, 2021
		(commencement
		of operations)
	Year Ended	through
	February 28,	February 28,
	2023	2022
Net asset value, beginning of period	$19.69	$24.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.42	0.12
Net realized and unrealized gain (loss)	(2.32)	(1.91	)(b)

Total from investment operations	(1.90)	(1.79)

Less distributions to shareholders:
From net investment income	(0.13)	(1.49)
From net realized gains	(0.81)	(1.98)

Total distributions	(0.94)	(3.47)

Net asset value, end of period	$16.85	$19.69

Total Return(c)	(9.32)%	(7.43	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,549	$3,107
Net expenses to average daily net assets(d)	0.77%	0.77	%*
Net investment income (loss) to average daily net assets(a)	2.54%	0.79	%*
Portfolio turnover rate	39%	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.19%	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	144

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND

	Class VI Shares
			Period from
			May 12, 2020
			(commencement
			of operations)
	Year Ended February 28,		through February 28,
	2023	2022	2021
Net asset value, beginning of period	$25.77	$29.06	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.42	0.64	0.38
Net realized and unrealized gain (loss)	(1.61)	2.24	10.23

Total from investment operations	(1.19)	2.88	10.61

Less distributions to shareholders:
From net investment income	(0.59)	(0.84)	(0.60)
From net realized gains	(2.00)	(5.33)	(0.95)

Total distributions	(2.59)	(6.17)	(1.55)

Net asset value, end of period	$21.99	$25.77	$29.06

Total Return(b)	(3.67)%	10.22%	53.56	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,605	$141,465	$141,989
Net expenses to average daily net assets(c)	0.40%	0.40%	0.40	%*
Net investment income (loss) to average daily net assets(a)	1.90%	2.20%	1.92	%*
Portfolio turnover rate(d)	17%	22%	65	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15%	0.08%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,
	2023	2022	2021
Portfolio turnover rate including transactions in USTF	29%	27%	70%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

145	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND (continued)

	Class I Shares
		Period from
		July 16, 2021
		(commencement
		of operations)
	Year Ended	through
	February 28,	February 28,
	2023	2022
Net asset value, beginning of period	$25.76	$28.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.38	0.34
Net realized and unrealized gain (loss)	(1.60)	(0.05	)(b)

Total from investment operations	(1.22)	0.29

Less distributions to shareholders:
From net investment income	(0.55)	(0.47)
From net realized gains	(2.00)	(2.51)

Total distributions	(2.55)	(2.98)

Net asset value, end of period	$21.99	$25.76

Total Return(c)	(3.84)%	1.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70	$81
Net expenses to average daily net assets(d)	0.60%	0.59	%*
Net investment income (loss) to average daily net assets(a)	1.70%	1.92	%*
Portfolio turnover rate(e)	17%	22	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,
	2023	2022
Portfolio turnover rate including transactions in USTF	29%	27%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	146

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$28.05	$25.98		$22.77		$22.28		$25.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.29	0.33	(b)	0.32		0.35		0.35
Net realized and unrealized gain (loss)	(1.80)	3.56		6.37		2.15		1.21

Total from investment operations	(1.51)	3.89		6.69		2.50		1.56

Less distributions to shareholders:
From net investment income	(0.30)	(0.32)		(0.35)		(0.36)		(0.39)
From net realized gains	(2.48)	(1.50)		(3.13)		(1.65)		(4.02)

Total distributions	(2.78)	(1.82)		(3.48)		(2.01)		(4.41)

Net asset value, end of period	$23.76	$28.05		$25.98		$22.77		$22.28

Total Return(c)	(5.30)%	14.71	%(d)	30.83%		10.64%		6.86%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,885,807	$2,996,330		$3,519,473		$3,195,240		$3,065,461
Net expenses to average daily net assets(e)	0.49%	0.48%		0.48%		0.48%		0.48%
Net investment income (loss) to average daily net assets(a)	1.14%	1.12	%(b)	1.33%		1.44%		1.42%
Portfolio turnover rate(f)	15%	18%		28%		17%		18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$6,233,641
0.94%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	24%	18%	28%	17%	20%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

147	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$28.13	$26.04		$22.82		$22.32		$25.17

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.30	0.32	(b)	0.34		0.37		0.36
Net realized and unrealized gain (loss)	(1.80)	3.60		6.37		2.14		1.22

Total from investment operations	(1.50)	3.92		6.71		2.51		1.58

Less distributions to shareholders:
From net investment income	(0.31)	(0.33)		(0.36)		(0.36)		(0.41)
From net realized gains	(2.48)	(1.50)		(3.13)		(1.65)		(4.02)

Total distributions	(2.79)	(1.83)		(3.49)		(2.01)		(4.43)

Net asset value, end of period	$23.84	$28.13		$26.04		$22.82		$22.32

Total Return(c)	(5.23)%	14.79	%(d)	30.86%		10.70%		6.91%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$418,403	$912,163		$750,632		$852,866		$1,139,024
Net expenses to average daily net assets(e)	0.45%	0.44%		0.44%		0.44%		0.44%
Net investment income (loss) to average daily net assets(a)	1.19%	1.08	%(b)	1.37%		1.52%		1.46%
Portfolio turnover rate(f)	15%	18%		28%		17%		18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$1,577,219
0.91%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	24%	18%	28%	17%	20%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	148

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$28.06	$25.98		$22.77		$22.28		$25.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.32	0.34	(b)	0.35		0.37		0.38
Net realized and unrealized gain (loss)	(1.82)	3.60		6.37		2.15		1.21

Total from investment operations	(1.50)	3.94		6.72		2.52		1.59

Less distributions to shareholders:
From net investment income	(0.32)	(0.36)		(0.38)		(0.38)		(0.42)
From net realized gains	(2.48)	(1.50)		(3.13)		(1.65)		(4.02)

Total distributions	(2.80)	(1.86)		(3.51)		(2.03)		(4.44)

Net asset value, end of period	$23.76	$28.06		$25.98		$22.77		$22.28

Total Return(c)	(5.24)%	14.86	%(d)	30.95%		10.73%		6.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,224,691	$3,461,580		$2,465,066		$2,077,277		$2,227,287
Net expenses to average daily net assets(e)	0.40%	0.39%		0.39%		0.39%		0.39%
Net investment income (loss) to average daily net assets(a)	1.24%	1.16	%(b)	1.41%		1.55%		1.54%
Portfolio turnover rate(f)	15%	18%		28%		17%		18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$5,862,655
0.99%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	24%	18%	28%	17%	20%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

149	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares
						Period from
						November 12, 2019
						(commencement
						of operations)
	Year Ended					through
	February 28,					February 29,
	2023	2022		2021		2020
Net asset value, beginning of period	$28.02	$25.96		$22.76		$25.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28	0.32	(b)	0.30		0.10
Net realized and unrealized gain (loss)	(1.79)	3.57		6.39		(0.83)

Total from investment operations	(1.51)	3.89		6.69		(0.73)

Less distributions to shareholders:
From net investment income	(0.30)	(0.33)		(0.36)		(0.32)
From net realized gains	(2.48)	(1.50)		(3.13)		(1.40)

Total distributions	(2.78)	(1.83)		(3.49)		(1.72)

Net asset value, end of period	$23.73	$28.02		$25.96		$22.76

Total Return(c)	(5.29)%	14.71	%(d)	30.81%		(3.39	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$769,960	$507,232		$330,287		$77,375
Net expenses to average daily net assets(e)	0.48%	0.48%		0.48%		0.49	%*
Net investment income (loss) to average daily net assets(a)	1.12%	1.07	%(b)	1.22%		1.31	%*
Portfolio turnover rate(f)	15%	18%		28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.02	%(g)	0.02	%(g)	0.02	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$822,832
0.89%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,
	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	24%	18%	28%	17%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	150

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares
						Period from
						September 26, 2019
						(commencement
						of operations)
	Year Ended					through
	February 28,					February 29,
	2023	2022		2021		2020
Net asset value, beginning of period	$27.99	$25.93		$22.75		$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26	0.28	(b)	0.28		0.12
Net realized and unrealized gain (loss)	(1.80)	3.58		6.37		0.39

Total from investment operations	(1.54)	3.86		6.65		0.51

Less distributions to shareholders:
From net investment income	(0.27)	(0.30)		(0.34)		(0.31)
From net realized gains	(2.48)	(1.50)		(3.13)		(1.40)

Total distributions	(2.75)	(1.80)		(3.47)		(1.71)

Net asset value, end of period	$23.70	$27.99		$25.93		$22.75

Total Return(c)	(5.40)%	14.62	%(d)	30.66%		1.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$486,544	$481,865		$303,447		$80,110
Net expenses to average daily net assets(e)	0.58%	0.58%		0.58%		0.57	%*
Net investment income (loss) to average daily net assets(a)	1.04%	0.96	%(b)	1.12%		1.13	%*
Portfolio turnover rate(f)	15%	18%		28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.04	%(g)	0.02	%(g)	0.02	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$779,657
0.79%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,
	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	24%	18%	28%	17%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

151	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

RESOURCE TRANSITION FUND

	Class VI Shares
	Period from
	February 15, 2023
	(commencement
	of operations)
	through
	February 28,
	2023
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01
Net realized and unrealized gain (loss)	(1.03)
Total from investment operations	(1.02)

Net asset value, end of period	$18.98

Total Return(b)	(5.10	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$460,209
Net expenses to average daily net assets(c)	0.86	%*
Net investment income (loss) to average daily net assets(a)	1.39	%*
Portfolio turnover rate(d)	0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2023
Portfolio turnover rate including transactions in USTF	2%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	152

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022	2021		2020		2019
Net asset value, beginning of period	$28.39	$27.81	$18.11		$20.31		$20.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.13	1.54	0.48		0.65		0.54
Net realized and unrealized gain (loss)	(1.74)	2.00	10.13		(2.22)		(0.37)

Total from investment operations	(0.61)	3.54	10.61		(1.57)		0.17

Less distributions to shareholders:
From net investment income	(1.10)	(1.35)	(0.47)		(0.63)		(0.74)
From net realized gains	(1.62)	(1.61)	(0.44)		—		—

Total distributions	(2.72)	(2.96)	(0.91)		(0.63)		(0.74)

Net asset value, end of period	$25.06	$28.39	$27.81		$18.11		$20.31

Total Return(b)	(1.47)%	13.29%	59.36%		(8.14)%		0.99%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$322,035	$239,225	$96,091		$201,320		$169,523
Net expenses to average daily net assets(c)	0.72%	0.71%	0.72%		0.73%		0.74	%(d)
Net investment income (loss) to average daily net assets(a)	4.26%	5.32%	2.44%		3.24%		2.68%
Portfolio turnover rate(e)	65%	60%	86%		37%		35%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	—	0.00	%(f)(g)	0.00	%(f)(g)	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—		$0.01		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	72%	60%	89%	101%	69%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

153	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2023	2022	2021		2020		2019
Net asset value, beginning of period	$28.30	$27.73	$18.06		$20.24		$20.81

Income (loss) from investment operations:
Net investment income (loss)(a) †	1.13	1.79	0.47		0.68		0.62
Net realized and unrealized gain (loss)	(1.72)	1.76	10.12		(2.22)		(0.46)

Total from investment operations	(0.59)	3.55	10.59		(1.54)		0.16

Less distributions to shareholders:
From net investment income	(1.11)	(1.37)	(0.48)		(0.64)		(0.73)
From net realized gains	(1.62)	(1.61)	(0.44)		—		—

Total distributions	(2.73)	(2.98)	(0.92)		(0.64)		(0.73)

Net asset value, end of period	$24.98	$28.30	$27.73		$18.06		$20.24

Total Return(b)	(1.40)%	13.34%	59.42%		(8.03)%		0.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$344,000	$383,353	$531,006		$311,515		$336,954
Net expenses to average daily net assets(c)	0.67%	0.65%	0.67%		0.68%		0.70	%(d)
Net investment income (loss) to average daily net assets(a)	4.32%	6.21%	2.33%		3.40%		3.06%
Portfolio turnover rate(e)	65%	60%	86%		37%		35%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	—	0.00	%(f)(g)	0.00	%(f)(g)	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—		$0.01		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	72%	60%	89%	101%	69%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	154

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class VI Shares
		Period from
		February 8, 2022
		(commencement
		of operations)
	Year Ended	through
	February 28,	February 28,
	2023	2022
Net asset value, beginning of period	$28.30	$29.11

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.10	(0.57)
Net realized and unrealized gain (loss)	(1.69)	(0.24	)(b)

Total from investment operations	(0.59)	(0.81)

Less distributions to shareholders:
From net investment income	(1.13)	—
From net realized gains	(1.62)	—

Total distributions	(2.75)	—

Net asset value, end of period	$24.96	$28.30

Total Return(c)	(1.39)%	(2.78	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,869	$842,698
Net expenses to average daily net assets(d)	0.62%	0.74	%*
Net investment income (loss) to average daily net assets(a)	4.21%	(35.65	)%*
Portfolio turnover rate(e)	65%	60	%**

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,
	2023	2022
Portfolio turnover rate including transactions in USTF	72%	60%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

155	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class R6 Shares
			Period from
			January 22, 2021
			(commencement
			of operations)
	Year Ended		through
	February 28,		February 28,
	2023	2022	2021
Net asset value, beginning of period	$28.37	$27.82	$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.10	(0.06)	0.03
Net realized and unrealized gain (loss)	(1.71)	3.59	0.35

Total from investment operations	(0.61)	3.53	0.38

Less distributions to shareholders:
From net investment income	(1.10)	(1.37)	—
From net realized gains	(1.62)	(1.61)	—

Total distributions	(2.72)	(2.98)	—

Net asset value, end of period	$25.04	$28.37	$27.82

Total Return(b)	(1.43)%	13.25%	1.38	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$315,904	$105,086	$2,617
Net expenses to average daily net assets(c)	0.72%	0.74%	0.71	%*
Net investment income (loss) to average daily net assets(a)	4.21%	(0.20)%	0.98	%*
Portfolio turnover rate(d)	65%	60%	86	%**

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,
	2023	2022	2021
Portfolio turnover rate including transactions in USTF	72%	60%	89%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	156

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class I Shares
			Period from
			January 22, 2021
			(commencement
			of operations)
	Year Ended		through
	February 28,		February 28,
	2023	2022	2021
Net asset value, beginning of period	$28.39	$27.81	$27.44

Income (loss) from investment operations:
Net investment income (loss)(a) †	1.08	1.25	0.02
Net realized and unrealized gain (loss)	(1.72)	2.27	0.35

Total from investment operations	(0.64)	3.52	0.37

Less distributions to shareholders:
From net investment income	(1.07)	(1.33)	—
From net realized gains	(1.62)	(1.61)	—

Total distributions	(2.69)	(2.94)	—

Net asset value, end of period	$25.06	$28.39	$27.81

Total Return(b)	(1.55)%	13.19%	1.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$736,470	$633,189	$369,102
Net expenses to average daily net assets(c)	0.82%	0.81%	0.81	%*
Net investment income (loss) to average daily net assets(a)	4.11%	4.32%	0.74	%*
Portfolio turnover rate(d)	65%	60%	86	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,
	2023	2022	2021
Portfolio turnover rate including transactions in USTF	72%	60%	89%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

157	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

SMALL CAP QUALITY FUND

	Class III Shares
	Period from
	November 15, 2022
	(commencement
	of operations)
	through
	February 28,
	2023
Net asset value, beginning of period	$22.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01
Net realized and unrealized gain (loss)	1.03

Total from investment operations	1.04

Less distributions to shareholders:
From net investment income	(0.01)
From net realized gains	(1.87)

Total distributions	(1.88)

Net asset value, end of period	$22.12

Total Return(b)	4.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,391
Net expenses to average daily net assets(c)	0.75	%*
Net investment income (loss) to average daily net assets(a)	0.19	%*
Portfolio turnover rate(d)	77	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.85	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2023
Portfolio turnover rate including transactions in USTF	78%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	158

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

SMALL CAP QUALITY FUND (continued)

	Class VI Shares
	Period from
	September 20, 2022
	(commencement
	of operations)
	through
	February 28,
	2023
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.02
Net realized and unrealized gain (loss)	4.00

Total from investment operations	4.02

Less distributions to shareholders:
From net investment income	(0.02)
From net realized gains	(1.87)

Total distributions	(1.89)

Net asset value, end of period	$22.13

Total Return(b)	20.10	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,566
Net expenses to average daily net assets(c)	0.66	%*
Net investment income (loss) to average daily net assets(a)	0.25	%*
Portfolio turnover rate(d)	77	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.39	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28,
2023
Portfolio turnover rate including transactions in USTF	78%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

159	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

SMALL CAP QUALITY FUND (continued)

	Class I Shares
	Period from
	November 15, 2022
	(commencement
	of operations)
	through
	February 28,
	2023
Net asset value, beginning of period	$22.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01
Net realized and unrealized gain (loss)	1.02

Total from investment operations	1.03

Less distributions to shareholders:
From net investment income	(0.01)
From net realized gains	(1.87)

Total distributions	(1.88)

Net asset value, end of period	$22.11

Total Return(b)	4.51	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21
Net expenses to average daily net assets(c)	0.75	%*
Net investment income (loss) to average daily net assets(a)	0.09	%*
Portfolio turnover rate(d)	77	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.61	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28,
2023
Portfolio turnover rate including transactions in USTF	78%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	160

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$14.30	$15.98		$13.57		$13.82		$17.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.52	0.63	(b)	0.34		0.46		0.37
Net realized and unrealized gain (loss)	(0.93)	0.14		2.42		(0.10)		(2.63)

Total from investment operations	(0.41)	0.77		2.76		0.36		(2.26)

Less distributions to shareholders:
From net investment income	(0.48)	(0.76)		(0.35)		(0.61)		(0.39)
From net realized gains	(0.24)	(1.69)		—		—		(0.53)

Total distributions	(0.72)	(2.45)		(0.35)		(0.61)		(0.92)

Net asset value, end of period	$13.17	$14.30		$15.98		$13.57		$13.82

Total Return(c)	(2.42)%	4.77	%(d)	20.53%		2.31%		(13.50)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,686	$31,781		$38,960		$36,228		$48,739
Net expenses to average daily net assets(e)	0.68%	0.84	%(f)	0.73%		0.80%		0.79%
Net investment income (loss) to average daily net assets(a)	4.06%	3.78	%(b)	2.47%		3.28%		2.47%
Portfolio turnover rate(g)	93%	86%		75%		52%		63%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.70%	0.60	%(h)	0.54	%(h)	0.54	%(h)	0.54%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$61,519
3.62%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.14%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Net expenses include non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.73% (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	134%	107%	77%	65%	117%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

161	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$13.69	$14.39		$11.89		$13.07		$15.41

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17	0.21		0.18		0.22		0.23
Net realized and unrealized gain (loss)	(0.45)	2.13		3.56		0.21		(0.04	)(b)

Total from investment operations	(0.28)	2.34		3.74		0.43		0.19

Less distributions to shareholders:
From net investment income	(0.17)	(0.19)		(0.21)		(0.32)		(0.26)
From net realized gains	(0.70)	(2.85)		(1.03)		(1.29)		(2.27)

Total distributions	(0.87)	(3.04)		(1.24)		(1.61)		(2.53)

Net asset value, end of period	$12.54	$13.69		$14.39		$11.89		$13.07

Total Return(c)	(1.63)%	15.80%		33.74%		2.51%		1.94%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,114	$80,646		$105,656		$83,738		$131,198
Net expenses to average daily net assets(d)	0.47%	0.46%		0.47%		0.46%		0.46%
Net investment income (loss) to average daily net assets(a)	1.38%	1.34%		1.47%		1.64%		1.62%
Portfolio turnover rate(e)	81%	94%		66%		72%		89%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.04	%(f)	0.04	%(f)	0.03	%(f)	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	91%	115%	81%	88%	105%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	162

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$13.52	$14.25		$11.78		$12.97		$15.31

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18	0.22		0.19		0.23		0.24
Net realized and unrealized gain (loss)	(0.44)	2.11		3.53		0.20		(0.04	)(b)

Total from investment operations	(0.26)	2.33		3.72		0.43		0.20

Less distributions to shareholders:
From net investment income	(0.18)	(0.21)		(0.22)		(0.33)		(0.27)
From net realized gains	(0.70)	(2.85)		(1.03)		(1.29)		(2.27)

Total distributions	(0.88)	(3.06)		(1.25)		(1.62)		(2.54)

Net asset value, end of period	$12.38	$13.52		$14.25		$11.78		$12.97
Total Return(c)	(1.47)%	15.89%		33.92%		2.53%		2.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$194,846	$384,832		$245,547		$365,693		$758,714
Net expenses to average daily net assets(d)	0.38%	0.37%		0.37%		0.37%		0.37%
Net investment income (loss) to average daily net assets(a)	1.47%	1.42%		1.56%		1.75%		1.68%
Portfolio turnover rate(e)	81%	94%		66%		72%		89%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.04	%(f)	0.04	%(f)	0.03	%(f)	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	91%	115%	81%	88%	105%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

163	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

U.S. OPPORTUNISTIC VALUE FUND

	Class III Shares
	Period from February 15, 2023 (commencement of operations) through February 28, 2023
Net asset value, beginning of period	$21.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.02
Net realized and unrealized gain (loss)	(0.89	)(b)

Total from investment operations	(0.87)

Net asset value, end of period	$20.20

Total Return(c)	(4.13	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10
Net expenses to average daily net assets(d)	0.47	%*
Net investment income (loss) to average daily net assets(a)	2.30	%*
Portfolio turnover rate(e)	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.48	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2023
Portfolio turnover rate including transactions in USTF	77%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	164

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares
	Period from February 15, 2023 (commencement of operations) through February 28, 2023
Net asset value, beginning of period	$21.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01
Net realized and unrealized gain (loss)	(0.88	)(b)

Total from investment operations	(0.87)

Net asset value, end of period	$20.20

Total Return(c)	(4.13	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,784
Net expenses to average daily net assets(d)	0.42	%*
Net investment income (loss) to average daily net assets(a)	1.94	%*
Portfolio turnover rate(e)	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.49	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2023
Portfolio turnover rate including transactions in USTF	77%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

165	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class VI Shares
	Period from December 13, 2022 (commencement of operations) through February 28, 2023
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12
Net realized and unrealized gain (loss)	0.10

Total from investment operations	0.22

Less distributions to shareholders:
From net investment income	(0.03)

Total distributions	(0.03)

Net asset value, end of period	$20.19

Total Return(b)	1.10	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$215,668
Net expenses to average daily net assets(c)	0.38	%*
Net investment income (loss) to average daily net assets(a)	2.79	%*
Portfolio turnover rate(d)	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.28	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2023
Portfolio turnover rate including transactions in USTF	77%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	166

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares
	Period from February 15, 2023 (commencement of operations) through February 28, 2023
Net asset value, beginning of period	$21.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01
Net realized and unrealized gain (loss)	(0.88	)(b)

Total from investment operations	(0.87)

Net asset value, end of period	$20.20

Total Return(c)	(4.13	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5
Net expenses to average daily net assets(d)	0.57	%*
Net investment income (loss) to average daily net assets(a)	1.73	%*
Portfolio turnover rate(e)	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2023
Portfolio turnover rate including transactions in USTF	77%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

167	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Year Ended February 28,					Period from July 2, 2019 (commencement of operations) through February 29,
	2023	2022		2021		2020
Net asset value, beginning of period	$19.74	$24.99		$18.06		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.30	0.33		0.30		0.23
Net realized and unrealized gain (loss)	(1.08)	2.89		6.96		(1.99)

Total from investment operations	(0.78)	3.22		7.26		(1.76)

Less distributions to shareholders:
From net investment income	(0.45)	(0.39)		(0.33)		(0.18)
From net realized gains	(1.32)	(8.08)		—		—

Total distributions	(1.77)	(8.47)		(0.33)		(0.18)

Net asset value, end of period	$17.19	$19.74		$24.99		$18.06

Total Return(b)	(2.86)%	13.21%		40.64%		(8.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,428	$253,810		$372,498		$415,508
Net expenses to average daily net assets(c)	0.45%	0.42%		0.41%		0.44	%*
Net investment income (loss) to average daily net assets(a)	1.71%	1.32%		1.67%		1.69	%*
Portfolio turnover rate(d)	60%	62%		86%		56	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	0.00	%(e) (f)	0.00	%(e) (f)	0.00	%(e) (f) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	69%	71%	98%	69%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	168

GMO Trust Funds

Notes to Financial Statements

February 28, 2023

1.	Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund), International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resource Transition Fund (commenced operations on February 15, 2023), Resources Fund, Small Cap Quality Fund (commenced operations on September 20, 2022), Tax-Managed International Equities Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund (commenced operations on December 13, 2022) and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Markets ex-China Fund	MSCI Emerging Markets ex-China Index	Total return in excess of benchmark
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of benchmark
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	MSCI Emerging Markets Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
Japan Value Creation Fund	Not Applicable	Total return
Quality Cyclicals Fund	Not Applicable	Total return
Quality Fund	Not Applicable	Total return
Resource Transition Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Small Cap Quality Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	Not Applicable	High after-tax total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Opportunistic Value Fund	Not Applicable	Total return
U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

Tax-Managed International Equities Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

169

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

170

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2023:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$8,054,350	$—	$—	$8,054,350
Australia	—	2,975,131	—	2,975,131
Belgium	—	5,767,848	—	5,767,848
Brazil	—	30,037,858	—	30,037,858
Canada	103,750,182	—	—	103,750,182
Chile	11,684,648	—	—	11,684,648
China	4,152,315	21,542,015	—	25,694,330
Denmark	—	26,119,829	—	26,119,829
Finland	—	12,078,693	—	12,078,693
France	—	58,579,482	—	58,579,482
Germany	—	30,282,546	—	30,282,546
Israel	—	2,302,217	—	2,302,217
Japan	—	47,251,653	—	47,251,653
Mexico	25,040,569	—	—	25,040,569
Netherlands	—	3,563,965	—	3,563,965
Norway	—	6,649,499	—	6,649,499
Russia	—	—	266,368	266,368
South Korea	—	53,747,477	—	53,747,477
Spain	—	17,658,445	—	17,658,445
Sweden	—	2,355,205	—	2,355,205
Switzerland	—	689,199	—	689,199
Thailand	—	999,237	—	999,237
Ukraine	—	995,844	—	995,844
United Kingdom	5,020,440	6,833,666	—	11,854,106

171

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United States	$420,598,318	$—	$—	$420,598,318

TOTAL COMMON STOCKS	578,300,822	330,429,809	266,368	908,996,999

Mutual Funds
United States	27,154,401	—	—	27,154,401

TOTAL MUTUAL FUNDS	27,154,401	—	—	27,154,401

Short-Term Investments	2,242,517	—	—	2,242,517

Total Investments	607,697,740	330,429,809	266,368	938,393,917

Total	$607,697,740	$330,429,809	$266,368	$938,393,917

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$4,233,731	$7,383,574	$—	$11,617,305
Chile	2,820,831	1,163,284	—	3,984,115
Czech Republic	—	546,098	—	546,098
Egypt	—	1,329,057	—	1,329,057
Greece	—	54,213	—	54,213
Hungary	—	4,105,155	—	4,105,155
India	4,851,217	12,739,937	—	17,591,154
Indonesia	—	11,487,203	—	11,487,203
Malaysia	—	227,353	—	227,353
Mexico	20,786,464	—	0§	20,786,464
Philippines	—	570,487	—	570,487
Poland	—	5,246,602	—	5,246,602
Qatar	—	1,500,132	—	1,500,132
Russia	—	815,037	382,570	1,197,607
South Africa	885,330	15,969,821	—	16,855,151
South Korea	884,355	51,150,064	—	52,034,419
Taiwan	9,227,679	76,322,169	—	85,549,848
Thailand	—	2,157,404	—	2,157,404
Turkey	—	656,895	—	656,895
United Kingdom	—	1,786,474	—	1,786,474
Vietnam	—	6,303,458	—	6,303,458

TOTAL COMMON STOCKS	43,689,607	201,514,417	382,570	245,586,594

Preferred Stocks
Brazil	1,534,131	14,161,491	—	15,695,622
Chile	—	36,423	—	36,423
Russia	—	—	18,483	18,483
Taiwan	—	59,877	—	59,877

TOTAL PREFERRED STOCKS	1,534,131	14,257,791	18,483	15,810,405

Mutual Funds
United States	319,023	—	—	319,023

TOTAL MUTUAL FUNDS	319,023	—	—	319,023

172

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$25,328	$—	$—	$25,328

Total Investments	45,568,089	215,772,208	401,053	261,741,350

Total	$45,568,089	$215,772,208	$401,053	$261,741,350

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$7,069,387	$17,831,790	$—	$24,901,177
Chile	2,298,625	1,272,091	—	3,570,716
China	33,261,867	199,849,977	868,809	233,980,653
Czech Republic	—	2,178,485	—	2,178,485
Egypt	—	1,762,018	—	1,762,018
Greece	—	1,121,944	—	1,121,944
Hungary	—	9,887,645	—	9,887,645
India	6,743,610	36,323,676	—	43,067,286
Indonesia	—	14,544,636	—	14,544,636
Kuwait	—	771,498	—	771,498
Malaysia	—	1,817,521	—	1,817,521
Mexico	45,843,883	—	0§	45,843,883
Pakistan	—	428,674	—	428,674
Panama	64,701	—	—	64,701
Philippines	—	1,623,120	—	1,623,120
Poland	—	7,029,656	—	7,029,656
Qatar	—	4,803,213	—	4,803,213
Russia	—	2,697,664	1,811,716	4,509,380
South Africa	801,090	36,330,548	—	37,131,638
South Korea	—	111,202,581	—	111,202,581
Sri Lanka	—	—	258,636	258,636
Taiwan	4,939,481	177,057,095	—	181,996,576
Thailand	—	4,005,152	—	4,005,152
Turkey	—	380,939	—	380,939
United Kingdom	—	11,265,064	—	11,265,064
Vietnam	—	25,304,324	—	25,304,324

TOTAL COMMON STOCKS	101,022,644	669,489,311	2,939,161	773,451,116

Preferred Stocks
Brazil	4,273,164	31,242,692	—	35,515,856
Russia	—	—	308,267	308,267
South Korea	—	20,494,366	—	20,494,366
Taiwan	—	838,900	—	838,900

TOTAL PREFERRED STOCKS	4,273,164	52,575,958	308,267	57,157,389

Debt Obligations
United States	2,800,624	—	—	2,800,624

TOTAL DEBT OBLIGATIONS	2,800,624	—	—	2,800,624

173

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$15,345,992	$—	$—	$15,345,992

TOTAL MUTUAL FUNDS	15,345,992	—	—	15,345,992

Short-Term Investments	3,659,489	—	—	3,659,489

Total Investments	127,101,913	722,065,269	3,247,428	852,414,610

Total	$127,101,913	$722,065,269	$3,247,428	$852,414,610

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(1,021,894)	$—	$—	$(1,021,894)

Total	$(1,021,894)	$—	$—	$(1,021,894)

Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Asset Valuation Inputs
Common Stocks
Brazil	$685,755	$1,693,390	$—	$2,379,145
China	3,695,986	33,133,055	—	36,829,041
France	—	—	1,244,319	1,244,319
Hong Kong	—	1,262,608	—	1,262,608
India	—	20,390,158	—	20,390,158
Indonesia	—	7,421,523	—	7,421,523
Japan	—	803,675	—	803,675
Mexico	7,234,331	—	—	7,234,331
Philippines	—	346,651	—	346,651
Russia	—	—	83,870	83,870
South Africa	—	615,363	—	615,363
South Korea	—	7,577,533	—	7,577,533
Switzerland	—	1,308,331	—	1,308,331
Taiwan	—	21,308,190	—	21,308,190
Thailand	—	3,090,900	—	3,090,900
United Kingdom	—	1,985,829	—	1,985,829
United States	949,026	1,055,777	—	2,004,803
Vietnam	—	2,969,124	—	2,969,124

TOTAL COMMON STOCKS	12,565,098	104,962,107	1,328,189	118,855,394

Preferred Stocks
Brazil	—	528,957	—	528,957

TOTAL PREFERRED STOCKS	—	528,957	—	528,957

Investment Funds
Russia	—	—	9,610	9,610

TOTAL INVESTMENT FUNDS	—	—	9,610	9,610

Mutual Funds
United States	712,446	—	—	712,446

TOTAL MUTUAL FUNDS	712,446	—	—	712,446

174

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund) (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$1,241,862	$—	$—	$1,241,862

Total Investments	14,519,406	105,491,064	1,337,799	121,348,269

Total	$14,519,406	$105,491,064	$1,337,799	$121,348,269

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$52,201,294	$—	$52,201,294
Belgium	—	3,176,725	—	3,176,725
Denmark	—	942,542	—	942,542
Finland	—	23,900,672	—	23,900,672
France	33,355,616	161,146,655	—	194,502,271
Germany	—	49,517,641	—	49,517,641
Hong Kong	—	23,197,016	—	23,197,016
Ireland	—	12,078,947	—	12,078,947
Italy	—	20,213,852	—	20,213,852
Japan	113,791	311,074,130	—	311,187,921
Netherlands	—	95,925,564	—	95,925,564
Norway	—	30,891,668	—	30,891,668
Portugal	—	11,232,389	—	11,232,389
Singapore	—	59,248,943	—	59,248,943
Spain	—	86,247,121	—	86,247,121
Sweden	—	10,116,879	—	10,116,879
Switzerland	—	74,728,207	—	74,728,207
United Kingdom	17,523,000	179,322,876	—	196,845,876
United States	1,387,816	460,534	—	1,848,350

TOTAL COMMON STOCKS	52,380,223	1,205,623,655	—	1,258,003,878

Preferred Stocks
Germany	—	10,973,669	—	10,973,669

TOTAL PREFERRED STOCKS	—	10,973,669	—	10,973,669

Debt Obligations
United States	3,998,630	—	—	3,998,630

TOTAL DEBT OBLIGATIONS	3,998,630	—	—	3,998,630

Mutual Funds
United States	72,610,442	—	—	72,610,442

TOTAL MUTUAL FUNDS	72,610,442	—	—	72,610,442

Short-Term Investments	169,848	—	—	169,848

Total Investments	129,159,143	1,216,597,324	—	1,345,756,467

Total	$129,159,143	$1,216,597,324	$—	$1,345,756,467

175

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
International Equity Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(352,111)	$—	$—	$(352,111)

Total	$(352,111)	$—	$—	$(352,111)

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$105,818,927	$—	$105,818,927
Short-Term Investments	4,654,152	—	—	4,654,152

Total Investments	4,654,152	105,818,927	—	110,473,079

Total	$4,654,152	$105,818,927	$—	$110,473,079

Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$156,480	$—	$156,480
Canada	3,667,356	—	—	3,667,356
China	—	2,317,020	—	2,317,020
Finland	—	1,385,732	—	1,385,732
France	—	6,514,130	—	6,514,130
Germany	—	1,558,534	—	1,558,534
Hong Kong	—	1,041,934	—	1,041,934
Ireland	508,565	1,382,755	—	1,891,320
Mexico	4,619,864	—	—	4,619,864
Russia	—	—	28,097	28,097
Spain	—	3,528,689	—	3,528,689
United Kingdom	—	7,248,829	—	7,248,829
United States	33,793,194	—	—	33,793,194

TOTAL COMMON STOCKS	42,588,979	25,134,103	28,097	67,751,179

Preferred Stocks
Brazil	—	1,379,315	—	1,379,315

TOTAL PREFERRED STOCKS	—	1,379,315	—	1,379,315

Mutual Funds
United States	680,863	—	—	680,863

TOTAL MUTUAL FUNDS	680,863	—	—	680,863

Short-Term Investments	149,116	—	—	149,116

Total Investments	43,418,958	26,513,418	28,097	69,960,473

Total	$43,418,958	$26,513,418	$28,097	$69,960,473

Quality Fund
Asset Valuation Inputs
Common Stocks
China	$—	$84,400,699	$—	$84,400,699
France	—	335,250,448	—	335,250,448

176

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Quality Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany	$—	$241,126,056	$—	$241,126,056
Spain	—	51,378,671	—	51,378,671
Switzerland	—	201,386,584	—	201,386,584
Taiwan	—	203,254,787	—	203,254,787
United Kingdom	—	333,641,602	—	333,641,602
United States	5,212,174,885	—	—	5,212,174,885

TOTAL COMMON STOCKS	5,212,174,885	1,450,438,847	—	6,662,613,732

Mutual Funds
United States	116,238,335	—	—	116,238,335

TOTAL MUTUAL FUNDS	116,238,335	—	—	116,238,335

Short-Term Investments	3,826,774	—	—	3,826,774

Total Investments	5,332,239,994	1,450,438,847	—	6,782,678,841

Total	$5,332,239,994	$1,450,438,847	$—	$6,782,678,841

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Argentina	$6,975,892	$—	$—	$6,975,892
Australia	—	7,165,384	—	7,165,384
Brazil	—	37,095,405	—	37,095,405
Canada	81,400,128	—	—	81,400,128
Chile	11,519,750	—	—	11,519,750
China	—	5,516,255	—	5,516,255
Denmark	—	7,693,419	—	7,693,419
Finland	—	4,334,797	—	4,334,797
France	—	19,267,812	—	19,267,812
Japan	—	7,741,627	—	7,741,627
Mexico	16,423,369	—	—	16,423,369
Norway	—	5,881,037	—	5,881,037
South Africa	—	18,524,213	—	18,524,213
United Kingdom	—	56,053,471	—	56,053,471
United States	148,945,098	—	—	148,945,098

TOTAL COMMON STOCKS	265,264,237	169,273,420	—	434,537,657

Preferred Stocks
Brazil	—	21,466,753	—	21,466,753

TOTAL PREFERRED STOCKS	—	21,466,753	—	21,466,753

Mutual Funds
United States	3,512,040	—	—	3,512,040

TOTAL MUTUAL FUNDS	3,512,040	—	—	3,512,040

Short-Term Investments	466,627	—	—	466,627

Total Investments	269,242,904	190,740,173	—	459,983,077

Total	$269,242,904	$190,740,173	$—	$459,983,077

177

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$16,722,125	$—	$—	$16,722,125
Australia	—	30,224,389	—	30,224,389
Austria	—	24,594,008	—	24,594,008
Brazil	—	62,987,974	—	62,987,974
Canada	197,988,627	—	—	197,988,627
Chile	27,627,431	—	—	27,627,431
China	—	32,682,592	—	32,682,592
Denmark	—	18,445,071	—	18,445,071
Finland	—	10,391,075	—	10,391,075
France	—	46,704,598	—	46,704,598
Hungary	—	15,854,133	—	15,854,133
India	—	24,557,011	—	24,557,011
Israel	—	5,908,700	—	5,908,700
Italy	—	21,175,667	—	21,175,667
Japan	—	18,558,413	—	18,558,413
Mexico	39,375,157	—	—	39,375,157
Norway	—	48,361,462	—	48,361,462
Pakistan	—	752,015	—	752,015
Portugal	—	62,877,418	—	62,877,418
Russia	—	—	1,601,369	1,601,369
Singapore	—	—	0§	0§
South Africa	—	48,672,861	—	48,672,861
South Korea	—	882,178	—	882,178
Spain	—	36,091,675	—	36,091,675
Switzerland	—	689,719	—	689,719
Turkey	—	5,381,727	—	5,381,727
Ukraine	—	2,269,414	—	2,269,414
United Kingdom	—	262,829,912	—	262,829,912
United States	548,912,319	—	—	548,912,319

TOTAL COMMON STOCKS	830,625,659	780,892,012	1,601,369	1,613,119,040

Preferred Stocks
Brazil	—	145,632,539	—	145,632,539
Russia	—	—	407,992	407,992

TOTAL PREFERRED STOCKS	—	145,632,539	407,992	146,040,531

Rights/Warrants
Singapore	—	—	2	2

TOTAL RIGHTS/WARRANTS	—	—	2	2

Mutual Funds
United States	39,264,526	—	—	39,264,526

TOTAL MUTUAL FUNDS	39,264,526	—	—	39,264,526

Short-Term Investments	3,375,156	—	—	3,375,156

Total Investments	873,265,341	926,524,551	2,009,363	1,801,799,255

Total	$873,265,341	$926,524,551	$2,009,363	$1,801,799,255

178

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$63,667,696	$—	$—	$63,667,696
Mutual Funds	611,750	—	—	611,750
Short-Term Investments	254,109	—	—	254,109

Total Investments	64,533,555	—	—	64,533,555

Total	$64,533,555	$—	$—	$64,533,555

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,280,139	$—	$1,280,139
Belgium	—	26,694	—	26,694
Brazil	56,559	298,528	—	355,087
Finland	—	445,404	—	445,404
France	804,272	3,527,385	—	4,331,657
Germany	—	1,074,986	—	1,074,986
Hong Kong	—	326,319	—	326,319
India	—	294,109	—	294,109
Ireland	—	175,101	—	175,101
Italy	—	321,357	—	321,357
Japan	—	6,807,783	—	6,807,783
Netherlands	—	2,194,972	—	2,194,972
Norway	—	615,053	—	615,053
Poland	—	22,982	—	22,982
Portugal	—	210,064	—	210,064
Russia	—	—	30	30
Singapore	—	1,141,770	—	1,141,770
South Africa	—	39,136	—	39,136
South Korea	—	530,879	—	530,879
Spain	—	2,013,475	—	2,013,475
Sweden	—	138,098	—	138,098
Switzerland	45,438	1,741,940	—	1,787,378
Thailand	—	515,013	—	515,013
Turkey	—	636,034	—	636,034
United Kingdom	1,177,108	2,939,993	—	4,117,101

TOTAL COMMON STOCKS	2,083,377	27,317,214	30	29,400,621

Preferred Stocks
Brazil	115,030	111,946	—	226,976
Germany	—	306,335	—	306,335
South Korea	—	10,828	—	10,828

TOTAL PREFERRED STOCKS	115,030	429,109	—	544,139

Mutual Funds
United States	1,160,296	—	—	1,160,296

TOTAL MUTUAL FUNDS	1,160,296	—	—	1,160,296

Short-Term Investments	43,531	—	—	43,531

Total Investments	3,402,234	27,746,323	30	31,148,587

179

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Futures Contracts
Equity Risk	$2,645	$—	$—	$2,645

Total	$3,404,879	$27,746,323	$30	$31,151,232

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$239,937,853	$—	$—	$239,937,853
Mutual Funds	3,058,032	—	—	3,058,032
Short-Term Investments	717,880	—	—	717,880

Total Investments	243,713,765	—	—	243,713,765

Derivatives^
Futures Contracts
Equity Risk	49,914	—	—	49,914

Total	$243,763,679	$—	$—	$243,763,679

U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$273,634,914	$—	$—	$273,634,914
Mutual Funds	5,821,730	—	—	5,821,730
Short-Term Investments	225,815	—	—	225,815

Total Investments	279,682,459	—	—	279,682,459

Total	$279,682,459	$—	$—	$279,682,459

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$29,078,285	$—	$—	$29,078,285
Mutual Funds	344,916	—	—	344,916
Rights/Warrants	—	—	36,350	36,350
Short-Term Investments	90,522	—	—	90,522

Total Investments	29,513,723	—	36,350	29,550,073

Derivatives^
Futures Contracts
Equity Risk	14,011	—	—	14,011

Total	$29,527,734	$—	$36,350	$29,564,084

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2023.

180

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). The below Funds held classes of investments or derivatives with direct material Level 3 holdings at February 28, 2023:

Investment Type	Number of Investments	Valuation Methodology
Emerging Markets ex-China Fund
Common and/or Preferred Stock	11	Valued off the last traded price with a 99% discount
Emerging Markets Fund
Common and/or Preferred Stock	11	Valued off the last traded price with a 99% discount
Common and/or Preferred Stock	2	Valued at the last price prior to trading being suspended
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Common and/or Preferred Stock	3	Valued off the last traded price with a 99% discount
Common and/or Preferred Stock	1	Valued off the parent security
Resources Fund
Common and/or Preferred Stock	4	Valued off the last traded price with a 99% discount

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of February 28, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2023
Emerging Markets ex-China Fund
Common Stocks
Russia	$949,755	$—	$(184,500)	$—	$(445,565)	$(307,759)	$370,639	‡	$—	$382,570	$(646,790)
Preferred Stocks
Russia	—	—	—	—	—	—	18,483	‡	—	18,483	—

Total Investments	$949,755	$—	$(184,500)	$—	$(445,565)	$(307,759)	$389,122		$—	$401,053	$(646,790)

Emerging Markets Fund
Common Stocks
China	$358,312	$—	$(124,467)	$—	$(219,172)	$(14,672)	$868,808	‡	$—	$868,809	$—
Russia	2,870,861	—	(1,248,787)	—	(5,573,985)	3,973,118	1,790,509	‡	—	1,811,716	(508,280)

181

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3		Balances as of February 28, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2023
Emerging Markets Fund (continued)
Common Stocks (continued)
Sri Lanka	$—	$—	$—	$—	$—	$—	$258,636	‡	$—		$258,636	$—
Preferred Stocks
Russia	—	—	—	—	—	—	308,267	‡	—		308,267	—

Total Investments	$3,229,173	$—	$(1,373,254)	$—	$(5,793,157)	$3,958,446	$3,226,220		$—		$3,247,428	$(508,280)

Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Common Stocks
France	$—	$1,135,998	$—	$—	$—	$108,321	$—		$—		$1,244,319	$108,321
India	5,986,759	—	(3,882,186)	—	2,071,788	(3,971,627)	—		(204,734	)‡	—	—
Russia	911,572	—	—	—	—	(898,465)	70,763	‡	—		83,870	(898,465)
Investment Funds
Russia	—	—	—	—	—	—	9,610	‡	—		9,610	—

Total Investments	$6,898,331	$1,135,998	$(3,882,186)	$—	$2,071,788	$(4,761,771)	$80,373		$(204,734)		$1,337,799	$(790,144)

Resources Fund
Common Stocks
Russia	$—	$—	$—	$—	$—	$—	1,601,369	‡	$—		$1,601,369	$—
United States	4,539,029	—	(4,410,991)	—	—	(128,038)	—		—		—	—
Preferred Stocks
Russia	—	—	—	—	—	—	407,992	‡	—		407,992	—
Rights/Warrants
Singapore	2	—	—	—	—	—	—		—		2	—

Total Investments	$4,539,031	$—	$(4,410,991)	$—	$—	$(128,038)	$2,009,361		$—		$2,009,363	$—

U.S. Small Cap Value Fund
Rights/Warrants
United States	$36,350	$—	$—	$—	$—	$—	$—		$—		$36,350	$—

Total Investments	$36,350	$—	$—	$—	$—	$—	$—		$—		$36,350	$—

‡

Financial assets transferred between levels were due to a change in observable and/or unobservable inputs as well as the impact of the Russian invasion of Ukraine on local and global markets, as applicable.

182

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended February 28, 2023 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Markets ex-China Fund
Common Stock	343,885	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock (American Depositary Receipt)	11,932	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	26,753	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	18,483	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Emerging Markets Fund
Common Stock	1,659,587	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock	1	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock (American Depositary Receipt)	2,461	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	149,668	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	308,267	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Common Stock	65,393	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	18,477	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Investment Fund	9,610	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Resources Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	1,536,377	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	64,992	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	407,992	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Warrant	2	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
U.S. Small Cap Value Fund	—	N/A	N/A	N/A

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of February 28, 2023, the value of these securities and/or derivatives for Emerging Markets Fund, Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund) and U.S. Small Cap Value Fund was $1,127,444, $1,244,319 and $36,350, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

183

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February 28, 2023

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At February 28, 2023, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	15,478,407	5,704,463	10,803,402	16,507,865
Emerging Markets Fund	3,789,662	—	4,044,292	4,044,292
Resources Fund	44,042,029	—	46,549,072	46,549,072

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

184

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February 28, 2023

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that International Equity Fund and Tax-Managed International Equities Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges related to International Equity Fund and Tax-Managed International Equities Fund’s closing agreement liabilities are presented as a reduction of Investment Income in the Statements of Operations and their estimated closing agreement liabilities are presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2023, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

185

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund	Small Cap Quality Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Capital loss carryforwards	X	X	X	X	X	X						X			X
Derivative contract transactions			X
Dividend income and withholding tax reclaim reserves	X		X	X	X		X			X		X
Dividends received from underlying investments			X	X	X		X					X
EU tax reclaims, associated interest entitlements and IRS closing agreement matters					X
Foreign capital gains taxes			X	X
Foreign currency transactions		X	X	X	X	X				X		X
Losses on wash sale transactions	X	X	X	X	X	X	X	X		X	X	X	X	X	X
Passive foreign investment company transactions	X	X	X	X	X	X	X			X		X
Post-October capital losses		X	X	X	X	X		X
Real estate investment trust transactions															X
Redemption in-kind transactions								X		X
U.S. federal tax equalization utilized								X
There are no significant differences									X

186

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2023			Tax year ended February 28, 2022
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Climate Change Fund	12,075,146	5,946,558	18,021,704	58,947,090	24,176,606	83,123,696
Emerging Markets ex-China Fund	14,461,298	—	14,461,298	2,320,982	—	2,320,982
Emerging Markets Fund	92,265,071	—	92,265,071	99,941,507	—	99,941,507
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	6,922,973	—	6,922,973	2,585,729	58,232,198	60,817,927
International Equity Fund	65,421,008	—	65,421,008	128,778,541	—	128,778,541
Japan Value Creation Fund	1,700,312	5,916,837	7,617,149	23,620,607	1,135,657	24,756,264
Quality Cyclicals Fund	3,135,963	9,320,117	12,456,080	23,763,294	5,405,268	29,168,562
Quality Fund	92,208,707	666,916,243	759,124,950	216,653,021	312,208,528	528,861,549
Resource Transition Fund	—	—	—	N/A	N/A	N/A
Resources Fund	185,045,976	51,283,849	236,329,825	155,301,803	27,415,353	182,717,156
Small Cap Quality Fund	7,150,586	—	7,150,586	N/A	N/A	N/A
Tax-Managed International Equities Fund	1,390,528	724,698	2,115,226	1,685,418	3,705,108	5,390,526
U.S. Equity Fund	11,550,123	16,774,864	28,324,987	26,259,224	57,927,021	84,186,245
U.S. Opportunistic Value Fund	300,214	—	300,214	N/A	N/A	N/A
U.S. Small Cap Value Fund	9,957,158	8,299,032	18,256,190	55,774,484	27,775,233	83,549,717

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2023, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Climate Change Fund	—	—	—	(2,818,070)	—
Emerging Markets ex-China Fund	2,707,865	—	—	(13,036,850)	(1,600,297)
Emerging Markets Fund	7,265,505	—	—	(1,297,849,423)	(16,286,704)
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	139,941	—	—	(124,573,395)	(16,310,162)
International Equity Fund	19,202,753	—	—	(898,889,462)	(12,365,740)
Japan Value Creation Fund	1,250,986	—	—	(3,679,991)	(1,723,625)
Quality Cyclicals Fund	601,342	3,186,255	—	—	—
Quality Fund	10,440,160	—	—	—	(43,083,480)
Resource Transition Fund	182,920	—	—	—	—
Resources Fund	36,189,962	15,124,241	—	—	—

187

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Small Cap Quality Fund	2,203,813	—	—	—	—
Tax-Managed International Equities Fund	385,111	—	—	(2,758,138)	—
U.S. Equity Fund	565,905	14,050,030	—	—	—
U.S. Opportunistic Value Fund	6,709,161	1,117	—	—	—
U.S. Small Cap Value Fund	95,452	—	—	(5,302,487)	—

As of February 28, 2023, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2023, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(503,543)	(2,314,527)
Emerging Markets ex-China Fund	(13,036,850)	—
Emerging Markets Fund	(185,574,143)	(1,112,275,280)
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	(97,432,541)	(27,140,854)
International Equity Fund	(800,218,525)	(98,670,937)
Japan Value Creation Fund	(51,479)	(3,628,512)
Quality Cyclicals Fund	—	—
Quality Fund	—	—
Resource Transition Fund	—	—
Resources Fund	—	—
Small Cap Quality Fund	—	—
Tax-Managed International Equities Fund	(2,758,138)	—
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	(5,302,487)	—

188

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

As of February 28, 2023, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	954,064,966	75,007,788	(90,678,838)	(15,671,050)	—
Emerging Markets ex-China Fund	369,833,240	8,530,777	(116,622,667)	(108,091,890)	—
Emerging Markets Fund	1,415,064,934	28,272,824	(590,923,148)	(562,650,324)	—
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	158,940,086	4,253,808	(41,845,625)	(37,591,817)	—
International Equity Fund	1,397,143,369	93,277,696	(144,664,598)	(51,386,902)	—
Japan Value Creation Fund	128,764,846	2,881,288	(21,173,055)	(18,291,767)	—
Quality Cyclicals Fund	57,695,279	17,016,531	(4,751,337)	12,265,194	—
Quality Fund	4,386,694,055	2,583,731,558	(187,746,772)	2,395,984,786	—
Resource Transition Fund	484,957,360	3,383,868	(28,358,151)	(24,974,283)	—
Resources Fund	1,876,676,731	326,637,610	(401,515,086)	(74,877,476)	—
Small Cap Quality Fund	53,992,737	10,561,186	(20,367)	10,540,819	—
Tax-Managed International Equities Fund	28,290,294	3,660,428	(802,135)	2,858,293	—
U.S. Equity Fund	240,035,123	17,184,416	(13,505,774)	3,678,642	—
U.S. Opportunistic Value Fund	283,960,875	8,941,879	(13,220,295)	(4,278,416)	—
U.S. Small Cap Value Fund	29,515,730	3,952,929	(3,918,585)	34,344	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2023, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

189

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

During the year ended February 28, 2023, the Funds did not recognize dividends or foreign withholding on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of February 28, 2023, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

190

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Emerging Markets Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Resources Fund	Prior to March 9, 2020, the premium on cash purchases and the fee on cash redemptions were each 0.30% of the amount invested or redeemed.

Other matters — Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.37% of the Fund’s total net assets as of February 28, 2023, though in recognition of the potential liability, a portion of that amount is included as a Miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Recently-issued accounting guidance

In June 2022, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update 2022-03, “Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). The amendments in ASU 2022-03 apply to all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify guidance for fair value measurement of an equity security subject to a contractual sale restriction and establish new disclosure requirements for such equity securities. The amendments in ASU 2022-03 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023 with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements.

191

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund	Small Cap Quality Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk	X				X				X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X		X
Illiquidity Risk	X	X	X	X	X	X	X		X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X		X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X		X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X		X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X		X	X	X	X	X	X	X	X	X
Fund of Funds Risk		X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X		X	X	X	X	X	X	X
Event-Driven Risk	X						X	X	X	X	X
Credit Risk				X
Non-Diversified Funds		X		X		X	X	X	X		X

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February 28, 2023

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. Equities that are characterized as relatively cyclical often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Cyclical equities may include investments in companies in any industry, including industries generally thought of as cyclical (e.g., consumer discretionary, financials, energy, real estate, materials and industrials) and industries not typically viewed as cyclical (e.g., healthcare, technology). If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Funds or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments focused in countries, regions, asset classes, sectors, industries, currencies or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated. A Fund that invests in the securities of a limited number of issuers has greater exposure to a decline in the market price of a particular security held by the Fund than if the Fund invested in the securities of a larger number of issuers.

For Resource Transition Fund, because the Fund concentrates its investments in the resource transition sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the resource transition sector and is subject to higher risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the resource transition sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the resource transition sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the resource transition sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the resource transition sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the resource transition sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the resource transition sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The Fund’s concentration in the securities of companies in the resource transition sector exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. For example, the Fund’s lack of exposure

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February 28, 2023

to companies that own fossil fuel reserves or that focus on oil and gas exploration and production may have an adverse effect on Fund performance relative to a fund that invested more broadly across the natural resources sector. Because the Fund invests primarily in the resource transition sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Funds need a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent a Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect particular economies and markets as well as global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

Russia’s invasion of Ukraine beginning in February 2022 has had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. For example, in response to Russia’s actions, various governments, including the United States, issued a series of broad-ranging economic sanctions against Russia that, among other things (i) prohibit doing business with certain Russian companies, financial institutions and individuals (e.g., officials); (ii) the removal of Russian banks from the Society for Worldwide Interbank Financial Telecommunications (commonly referred to as “SWIFT”), the electronic banking network that connects banks globally; and (iii) restrict the Russian Central Bank from undermining the impact of the sanctions. In retaliation for the sanctions and other actions by the U.S. and other countries, Russia has imposed strict capital controls limiting the ability of foreigners to trade on the Moscow Stock Exchange and to sell, receive or deliver assets held in the custody of local Russian banks (such as equities of Russian companies and Rubles). These actions by the United States and other countries have adversely affected (and similar actions in the future could adversely affect) the Russian economy and the value and liquidity of Russian securities. In particular, where a Fund holds securities of a Russian issuer that is subject to blocking sanctions imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control, those securities will be frozen and consequently unable to be sold

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February 28, 2023

or transferred. Moreover, the Russia/Ukraine conflict and related actions (such as those described above) have, and could continue to have, an adverse effect on global markets and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian issuers.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or collateral or otherwise honor its obligations.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by a Fund and the time the Fund liquidates assets to meet that request.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected. Because a Fund bears the fees and expenses of the underlying funds in which it invests, an increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and a Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

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February 28, 2023

• NON-DIVERSIFIED FUNDS. The following Funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Funds’ performance more than if the Funds were a diversified investment company.

•	Emerging Markets ex-China Fund

•	Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)

•	Japan Value Creation Fund

•	Quality Cyclicals Fund

•	Quality Fund

•	Resource Transition Fund

•	Small Cap Quality Fund

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

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February 28, 2023

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2023, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Markets Fund	Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	International Equity Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X	X

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

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February 28, 2023

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023 and the Statements of Operations for the year ended February 28, 2023^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity
Contracts
Emerging Markets Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(1,021,894)

Total	$(1,021,894)

Net Realized Gain (Loss) on
Futures Contracts	$(34,669,130)

Total	$(34,669,130)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$4,470,024

Total	$4,470,024

Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Net Realized Gain (Loss) on
Futures Contracts	$(1,774,049)

Total	$(1,774,049)

International Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(352,111)

Total	$(352,111)

Net Realized Gain (Loss) on
Futures Contracts	$(2,353,493)

Total	$(2,353,493)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(352,111)

Total	$(352,111)

Tax-Managed International Equities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$2,645

Total	$2,645

Net Realized Gain (Loss) on
Futures Contracts	$(79,891)

Total	$(79,891)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$16,918

Total	$16,918

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February 28, 2023

Equity
Contracts
U.S. Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$49,914

Total	$49,914

Net Realized Gain (Loss) on
Futures Contracts	$(655,705)

Total	$(655,705)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$376,842

Total	$376,842

U.S. Small Cap Value Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$14,011

Total	$14,011

Net Realized Gain (Loss) on
Futures Contracts	$(552,891)

Total	$(552,891)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$14,011

Total	$14,011

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 28, 2023, if any.

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February 28, 2023

The average derivative activity of notional amounts (futures contracts), based on absolute values, at each month-end, was as follows for the year ended February 28, 2023:

Fund Name	Futures Contracts ($)
Emerging Markets Fund	121,253,994
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	2,067,420
International Equity Fund	13,864,240
Tax-Managed International Equities Fund	377,475
U.S. Equity Fund	4,839,358
U.S. Small Cap Value Fund	2,041,687

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund		Emerging Markets ex-China Fund	Emerging Markets Fund		Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)		International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund	Small Cap Quality Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Management Fee	0.60	%(a)	0.55%	0.65	%(b)	0.55	%(c)	0.50%	0.50%	0.33%	0.33%	0.80%	0.50%	0.60%	0.50%	0.31%	0.31%	0.31%

(a)	Prior to December 31, 2018, GMO voluntarily agreed to reduce its annual management fee by 0.15%.
(b)	Prior to June 30, 2020, GMO contractually agreed to reduce its annual management fee from 0.75% to 0.65%.
(c)	Prior to October 26, 2022, Emerging Markets Select Equity Fund’s (formerly Emerging Domestic Opportunities Fund) management fee was 0.75%.

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February 28, 2023

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV		Class V		Class VI	Class R6		Class I
Climate Change Fund		0.15%	0.10	%*	0.085	%*	0.055%*	0.15%		0.15%
Emerging Markets ex-China Fund	0.22%*	0.15%	0.105	%*	0.085	%*	0.055%	0.22	%*	0.22%
Emerging Markets Fund	0.22%	0.15%	0.105	%*	0.085	%*	0.055%	0.22%		0.22%
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	0.22%	0.15%*	0.105	%*	0.085%		0.055%*	0.22	%*	0.22%
International Equity Fund	0.22%	0.15%	0.09%					0.22	%*	0.22%
Japan Value Creation Fund		0.15%	0.10	%*	0.085	%*	0.055%	0.15	%*	0.15%
Quality Cyclicals Fund		0.15%*	0.105	%*	0.085	%*	0.055%	0.15	%*	0.15%
Quality Fund		0.15%	0.105%		0.085	%*	0.055%	0.15%		0.15%
Resource Transition Fund		0.15%*	0.10	%*	0.085	%*	0.055%	0.15	%*	0.15%*
Resources Fund		0.15%	0.10%		0.085	%*	0.055%	0.15%		0.15%
Small Cap Quality Fund		0.15%	0.10	%*	0.085	%*	0.055%	0.15	%*	0.15%
Tax-Managed International Equities Fund		0.15%						0.15	%*	0.15%*
U.S. Equity Fund		0.15%	0.10	%*	0.085	%*	0.055%	0.15	%*	0.15%*
U.S. Opportunistic Value Fund		0.15%	0.10%		0.085	%*	0.055%	0.15	%*	0.15%
U.S. Small Cap Value Fund		0.15%*	0.10	%*	0.085	%*	0.055%	0.15	%*	0.15%*

*	Class is offered but has no shareholders as of February 28, 2023.

Prior to June 30, 2022, GMO contractually agreed to reimburse Emerging Markets Fund, Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund), International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Tax-Managed International Equities Fund, and U.S. Equity Fund for “Specified Operating Expenses” (as defined below). For U.S. Opportunistic Value Fund and for the period starting June 30, 2022 for International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Tax-Managed International Equities Fund, and U.S. Equity Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.01% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund) (for the period prior to October 26, 2022), “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For Climate Change Fund (prior to September 25, 2018), Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined above) that exceeds 0.10% of the Fund’s average daily net assets. GMO is permitted to recover from the Fund, on a class-by-class basis the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or any lower expense limit in effect when GMO seeks to

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recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause a Fund to exceed the annual limitation rate set forth above or any lower expense limit in effect when GMO seeks to recover the expenses.

With respect to Climate Change Fund (for the period starting September 25, 2018), Emerging Markets ex-China Fund, Quality Fund (for the period starting June 30, 2022), Emerging Markets Select Equity (for the period starting October 26, 2022), Resource Transition Fund and Small Cap Quality Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Climate Change Fund is 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares. The Expense Cap for Emerging Markets ex-China Fund is 0.85% for Class II shares; 0.80% for Class III shares; 0.75%for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares. The Expense Cap for Quality Fund is 0.49% for Class III shares; 0.445% for Class IV shares; 0.425% for Class V shares; 0.395% for Class VI shares; 0.48% for Class R6 shares; and 0.48% for Class I shares. The Expense Cap for Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund) is 0.75% for Class II shares; 0.70% for Class III shares; 0.65% for Class IV shares; 0.635% for Class V shares; 0.605% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares. The Expense Cap for Resource Transition Fund is 0.95% for Class III shares; 0.90% for Class IV shares; 0.885% for Class V shares; 0.855% for Class VI shares; 0.95% for Class R6 shares; and 0.95% for Class I shares. The Expense Cap for Small Cap Quality Fund is 0.75% for Class III shares; 0.70% for Class IV shares; 0.685% for Class V shares; 0.655% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from Emerging Markets ex-China Fund, Climate Change Fund (for the period starting September 25, 2018), and Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund) (for the period starting October 26, 2022), on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the year ended February 28, 2023, GMO did not recoup any previously recorded waivers and/or reimbursements.

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February 28, 2023

On February 28, 2023, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025		Expiring the year ending February 28, 2026
Climate Change Fund, Class III	$168,599	$105,427		$138,441
Climate Change Fund, Class R6	$31,954	$37,789		$65,464
Climate Change Fund, Class I	$23,165	$84,286		$172,425
Emerging Markets ex-China Fund, Class III	—	$1,152		$12,927
Emerging Markets ex-China Fund, Class VI	—	$240,690		$312,667
Emerging Markets ex-China Fund, Class I	—	$0	*	$0	*
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund), Class II	—	—		$107,572
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund), Class V	—	—		$5,863
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund), Class I	—	—		$5,659

*	Amount is less than $1.

For each Fund that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fee and shareholder service fee, to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2023 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) except Small Cap Quality Fund, Emerging Markets Fund (for the period prior to January 27, 2020) and Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund) (for the period prior to January 27, 2020) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets. Effective January 27 2020, GMO has contractually agreed to reimburse Class I assets for Emerging Markets Fund and Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund) (for the period prior to October 26, 2022) to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.05% and 0.03%, respectively, of such Fund’s average daily net assets attributable to Class I assets.

For Small Cap Quality Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares for the amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders. This reimbursement will continue through at least October 1, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

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February 28, 2023

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2023 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Climate Change Fund	38,299
Emerging Markets ex-China Fund	10,273
Emerging Markets Fund	74,926
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	19,855
International Equity Fund	74,379
Japan Value Creation Fund	6,146
Quality Cyclicals Fund	5,275
Quality Fund	342,242
Resource Transition Fund	434
Resources Fund	107,950
Small Cap Quality Fund	1,445
Tax-Managed International Equities Fund	1,735
U.S. Equity Fund	19,274
U.S. Opportunistic Value Fund	1,688
U.S. Small Cap Value Fund	8,420

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2023, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2023, Japan Value Creation Fund engaged in cross trade purchases in the amount of $8,936,387.

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February 28, 2023

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2023 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	1,248,348,793	—	1,073,578,109
Emerging Markets ex-China Fund	—	418,104,183	—	388,488,242
Emerging Markets Fund	—	1,928,789,103	5,363,442	2,532,915,074
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	—	473,265,013	—	940,001,216
International Equity Fund	44,957,551	875,620,053	40,943,511	1,322,330,149
Japan Value Creation Fund	—	48,232,418	—	78,790,604
Quality Cyclicals Fund	—	30,770,739	—	94,348,969
Quality Fund	39,998,092	1,702,527,450	39,959,902	2,669,092,629
Resource Transition Fund	—	494,925,156	—	10,500,000
Resources Fund	—	1,590,035,503	—	1,855,761,340
Small Cap Quality Fund	—	110,503,998	—	66,013,669
Tax-Managed International Equities Fund	—	50,806,541	—	48,377,150
U.S. Equity Fund	—	346,140,485	—	554,279,139
U.S. Opportunistic Value Fund	—	482,935,948	—	204,581,647
U.S. Small Cap Value Fund	—	103,445,379	—	300,199,369

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the year ended February 28, 2023. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)		In-Kind Sales ($)		Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Quality Fund	—		97,279,466	**	42,108,472
Resource Transition Fund	262,495,845	*	—		—
Resources Fund	—		262,495,845	**	91,712,369

*	The purchase in-kind was made by an affiliate.
**	The redemption in-kind was redeemed by an affiliate.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

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February 28, 2023

8.	Principal shareholders as of February 28, 2023

			Percentage of
			outstanding shares of
	Number of		the Fund held by those
	shareholders that held		shareholders owning
	more than 10% of the		greater than 10% of the
	outstanding shares of		outstanding shares of
Fund Name	the Fund		the Fund
Climate Change Fund	2		27.34%
Emerging Markets ex-China Fund*	3	#	61.64%
Emerging Markets Fund*	2	‡	42.48%
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)*	4		72.14%
International Equity Fund	4	§	76.01%
Japan Value Creation Fund	4	§	65.98%
Quality Cyclicals Fund	3	#	79.58%
Quality Fund	—		—
Resource Transition Fund	1		100.00%
Resources Fund	1		22.24%
Small Cap Quality Fund	4	§	84.23%
Tax-Managed International Equities Fund	1		88.05%
U.S. Equity Fund	3	‡	78.64%
U.S. Opportunistic Value Fund	3	‡	66.90%
U.S. Small Cap Value Fund	3	#	93.17%

*	The Fund’s outstanding shares were owned by 10 or more shareholders as of February 28, 2023.
#	Two of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.
§	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	2,293,579	$63,698,181	4,396,243	$149,142,682
Shares issued to shareholders in reinvestment of distributions	270,003	6,770,829	1,249,982	39,118,226
Shares repurchased	(1,296,895)	(36,085,920)	(672,638)	(22,509,032)

Net increase (decrease)	1,266,687	$34,383,090	4,973,587	$165,751,876

Class R6:
Shares sold	2,750,968	$77,763,896	1,285,070	$39,436,952
Shares issued to shareholders in reinvestment of distributions	119,945	3,035,164	432,217	13,530,454
Shares repurchased	(335,884)	(9,419,582)	(88,861)	(2,777,808)

Net increase (decrease)	2,535,029	$71,379,478	1,628,426	$50,189,598

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February 28, 2023

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
Climate Change Fund (continued)
Class I:
Shares sold	8,677,070	$250,563,272	7,873,871	$255,196,026
Shares issued to shareholders in reinvestment of distributions	306,421	7,654,596	906,464	28,189,754
Shares repurchased	(4,649,309)	(124,996,444)	(1,437,226)	(47,399,923)

Net increase (decrease)	4,334,182	$133,221,424	7,343,109	$235,985,857

Emerging Markets ex-China Fund
Class III:(a)
Shares sold	1,226,028	$16,900,000	897,980	$16,532,557
Shares issued to shareholders in reinvestment of distributions	58,596	759,928	1,172	23,270
Shares repurchased	(31,508)	(420,000)	(9,824)	(190,000)

Net increase (decrease)	1,253,116	$17,239,928	889,328	$16,365,827

Class VI:(b)
Shares sold	7,082,596	$99,117,301	17,827,432	$355,913,395
Shares issued to shareholders in reinvestment of distributions	1,038,893	13,467,979	115,695	2,297,709
Shares repurchased	(8,104,086)	(111,115,582)	(994,450)	(18,359,868)

Net increase (decrease)	17,403	$1,469,698	16,948,677	$339,851,236

Class I:(c)
Shares sold	—	$—	26	$500
Shares issued to shareholders in reinvestment of distributions	1	15	—	3

Net increase (decrease)	1	$15	26	$503

Emerging Markets Fund
Class II:
Shares sold	1,277,650	$30,440,000	2,606,322	$88,755,053
Shares issued to shareholders in reinvestment of distributions	291,417	6,477,785	206,838	7,025,529
Shares repurchased	(3,438,032)	(84,610,630)	(1,960,353)	(71,639,850)

Net increase (decrease)	(1,868,965)	$(47,692,845)	852,807	$24,140,732

Class III:
Shares sold	390,168	$10,000,000	90,991	$3,125,000
Shares issued to shareholders in reinvestment of distributions	162,785	3,655,845	200,077	6,847,588
Shares repurchased	(9,483,449)	(214,652,448)	(4,992,075)	(176,344,146)

Net increase (decrease)	(8,930,496)	$(200,996,603)	(4,701,007)	$(166,371,558)

Class V:(d)
Shares repurchased	—	$—	(8,449,876)	$(315,869,299)

Net increase (decrease)	—	$—	(8,449,876)	$(315,869,299)

Class VI:
Shares sold	5,482,286	$139,068,333	13,464,812	$499,344,486
Shares issued to shareholders in reinvestment of distributions	2,643,339	58,261,285	1,923,723	64,976,185
Shares repurchased	(22,625,062)	(523,227,468)	(22,366,927)	(813,771,305)

Net increase (decrease)	(14,499,437)	$(325,897,850)	(6,978,392)	$(249,450,634)

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February 28, 2023

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
Emerging Markets Fund (continued)
Class R6:
Shares sold	330,449	$8,182,854	253,043	$9,226,510
Shares issued to shareholders in reinvestment of distributions	67,172	1,501,438	57,004	1,932,218
Shares repurchased	(1,242,779)	(28,551,548)	(150,830)	(5,473,092)

Net increase (decrease)	(845,158)	$(18,867,256)	159,217	$5,685,636

Class I:
Shares sold	4,488,230	$101,205,649	2,589,594	$93,382,590
Shares issued to shareholders in reinvestment of distributions	305,559	6,768,479	158,470	5,361,706
Shares repurchased	(4,854,907)	(109,001,214)	(892,702)	(30,798,776)

Net increase (decrease)	(61,118)	$(1,027,086)	1,855,362	$67,945,520

Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Class II:
Shares sold	70,922	$1,500,000	407,827	$10,609,510
Shares issued to shareholders in reinvestment of distributions	160,512	2,821,893	833,460	19,536,789
Shares repurchased	(4,777,771)	(89,467,536)	(1,571,408)	(40,569,449)

Net increase (decrease)	(4,546,337)	$(85,145,643)	(330,121)	$(10,423,150)

Class V:
Shares sold	1,879,699	$40,000,000	1,027,838	$24,000,001
Shares issued to shareholders in reinvestment of distributions	193,914	3,512,029	1,710,648	40,195,448
Shares repurchased	(24,921,887)	(457,973,195)	(4,735,609)	(126,692,942)

Net increase (decrease)	(22,848,274)	$(414,461,166)	(1,997,123)	$(62,497,493)

Class I:
Shares sold	50,310	$943,106	205,682	$5,688,566
Shares issued to shareholders in reinvestment of distributions	10,306	181,455	44,186	1,037,354
Shares repurchased	(257,747)	(4,450,531)	(393,002)	(10,368,048)

Net increase (decrease)	(197,131)	$(3,325,970)	(143,134)	$(3,642,128)

International Equity Fund
Class II:
Shares sold	—	$—	67	$1,543
Shares issued to shareholders in reinvestment of distributions	3,425	69,812	6,894	160,857
Shares repurchased	(34,224)	(706,423)	(328)	(7,990)

Net increase (decrease)	(30,799)	$(636,611)	6,633	$154,410

Class III:
Shares sold	2,704,405	$57,352,993	902,391	$22,300,898
Shares issued to shareholders in reinvestment of distributions	652,563	13,506,456	1,036,029	24,543,676
Shares repurchased	(2,014,765)	(41,365,309)	(4,491,351)	(111,707,638)

Net increase (decrease)	1,342,203	$29,494,140	(2,552,931)	$(64,863,064)

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February 28, 2023

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
International Equity Fund (continued)
Class IV:
Shares sold	2,432,877	$47,902,468	6,293,011	$158,848,803
Shares issued to shareholders in reinvestment of distributions	2,465,511	50,894,941	4,392,308	103,725,041
Shares repurchased	(29,069,183)	(625,692,598)	(19,692,831)	(483,373,679)

Net increase (decrease)	(24,170,795)	$(526,895,189)	(9,007,512)	$(220,799,835)

Class I:(e)
Shares sold	—	$—	130,919	$3,300,485
Shares issued to shareholders in reinvestment of distributions	5,087	105,835	6,199	143,501
Shares repurchased	(6,920)	(155,015)	(6,198)	(143,480)

Net increase (decrease)	(1,833)	$(49,180)	130,920	$3,300,506

Japan Value Creation Fund
Class III:(f)
Shares sold	619,507	$11,000,000	1,201,005	$23,595,006
Shares issued to shareholders in reinvestment of distributions	86,864	1,377,552	—	—
Shares repurchased	(436,366)	(8,137,284)	—	—

Net increase (decrease)	270,005	$4,240,268	1,201,005	$23,595,006

Class VI:
Shares sold	959,693	$15,667,481	711,481 (g)	$16,519,323 (g)
Shares issued to shareholders in reinvestment of distributions	384,538	6,098,598	1,165,547	24,281,578
Shares repurchased	(3,282,287)	(55,622,608)	(2,110,286)	(45,245,731)

Net increase (decrease)	(1,938,056)	$(33,856,529)	(233,258)	$(4,444,830)

Class I:(h)
Shares sold	50,299	$859,951	150,076	$3,372,125
Shares issued to shareholders in reinvestment of distributions	7,979	126,318	14,815	306,209
Shares repurchased	(124,158)	(2,050,229)	(7,083)	(143,012)

Net increase (decrease)	(65,880)	$(1,063,960)	157,808	$3,535,322

Quality Cyclicals Fund
Class VI:
Shares sold	67,181	$1,423,995	4,504	$133,246
Shares issued to shareholders in reinvestment of distributions	603,708	12,448,036	1,088,936	29,159,128
Shares repurchased	(2,996,166)	(68,150,996)	(489,406)	(15,000,655)

Net increase (decrease)	(2,325,277)	$(54,278,965)	604,034	$14,291,719

Class I:(i)
Shares sold	—	$—	3,162	$89,975
Shares issued to shareholders in reinvestment of distributions	390	8,044	380	9,434
Shares repurchased	(390)	(8,044)	(380)	(9,434)

Net increase (decrease)	—	$—	3,162	$89,975

209

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

	Year Ended				Year Ended
	February 28, 2023				February 28, 2022
	Shares		Amount		Shares	Amount
Quality Fund
Class III:
Shares sold	29,027,931		$707,656,996		10,762,535	$311,185,638
Shares issued to shareholders in reinvestment of distributions	10,035,515		241,386,991		6,211,089	184,230,822
Shares repurchased	(24,430,061)		(628,377,759)		(45,655,713)	(1,352,856,414)

Net increase (decrease)	14,633,385		$320,666,228		(28,682,089)	$(857,439,954)

Class IV:
Shares sold	8,731,142		$219,481,613		24,890,734	$743,002,525
Shares issued to shareholders in reinvestment of distributions	3,610,473		87,058,631		1,698,410	50,525,221
Shares repurchased	(27,218,142)		(660,313,180)		(22,990,583)	(681,793,126)

Net increase (decrease)	(14,876,527)		$(353,772,936)		3,598,561	$111,734,620

Class VI:
Shares sold	16,844,643		$424,865,852		33,411,262	$985,954,280
Shares issued to shareholders in reinvestment of distributions	11,765,228		282,951,395		7,098,478	210,592,163
Shares repurchased	(58,380,318	)(j)	(1,473,456,086	)(j)	(12,013,379)	(356,648,291)

Net increase (decrease)	(29,770,447)		$(765,638,839)		28,496,361	$839,898,152

Class R6:
Shares sold	17,754,787		$434,999,443		6,146,062	$180,898,983
Shares issued to shareholders in reinvestment of distributions	2,148,260		51,549,418		827,128	24,514,251
Shares repurchased	(5,557,361)		(139,787,047)		(1,596,874)	(47,414,894)

Net increase (decrease)	14,345,686		$346,761,814		5,376,316	$157,998,340

Class I:
Shares sold	7,697,744		$194,255,441		7,086,571	$206,735,852
Shares issued to shareholders in reinvestment of distributions	1,845,669		44,276,266		803,359	23,785,537
Shares repurchased	(6,232,234)		(154,702,220)		(2,376,575)	(69,883,916)

Net increase (decrease)	3,311,179		$83,829,487		5,513,355	$160,637,473

Resource Transition Fund
Class VI:(k)
Shares sold	24,250,000	(l)	$485,000,000	(l)

Net increase (decrease)	24,250,000		$485,000,000

Resources Fund
Class III:
Shares sold	5,838,113		$150,228,136		8,981,611	$257,064,425
Shares issued to shareholders in reinvestment of distributions	977,612		23,410,659		1,052,726	29,016,330
Shares repurchased	(2,393,374)		(62,777,402)		(5,062,843)	(147,877,164)

Net increase (decrease)	4,422,351		$110,861,393		4,971,494	$138,203,591

210

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

	Year Ended				Year Ended
	February 28, 2023				February 28, 2022
	Shares		Amount		Shares	Amount
Resources Fund (continued)
Class IV:
Shares sold	4,970,697		$138,669,163		20,735,965	$604,670,278
Shares issued to shareholders in reinvestment of distributions	1,402,172		33,474,027		3,423,141	94,223,444
Shares repurchased	(6,146,566)		(158,835,193)		(29,760,042)	(866,303,735)

Net increase (decrease)	226,303		$13,307,997		(5,600,936)	$(167,410,013)

Class VI:(m)
Shares sold	5,144,338		$137,190,816		29,775,768	$866,735,067
Shares issued to shareholders in reinvestment of distributions	3,298,787		78,893,459		—	—
Shares repurchased	(35,579,492	)(n)	(949,952,489	)(n)	—	—

Net increase (decrease)	(27,136,367)		$(733,868,214)		29,775,768	$866,735,067

Class R6:
Shares sold	10,952,827		$284,224,101		3,927,986	$112,964,982
Shares issued to shareholders in reinvestment of distributions	525,919		12,572,025		121,620	3,313,878
Shares repurchased	(2,566,399)		(67,345,487)		(439,984)	(12,570,805)

Net increase (decrease)	8,912,347		$229,450,639		3,609,622	$103,708,055

Class I:
Shares sold	14,656,338		$394,486,306		12,802,341	$367,878,139
Shares issued to shareholders in reinvestment of distributions	1,436,534		34,315,888		942,416	25,987,421
Shares repurchased	(9,009,983)		(232,952,111)		(4,708,721)	(135,872,354)

Net increase (decrease)	7,082,889		$195,850,083		9,036,036	$257,993,206

Small Cap Quality Fund
Class III:(o)
Shares sold	579,284		$13,713,763
Shares issued to shareholders in reinvestment of distributions	48,771		1,078,895
Shares repurchased	(22,604)		(500,000)

Net increase (decrease)	605,451		$14,292,658

Class VI:(p)
Shares sold	4,834,315		$95,350,175
Shares issued to shareholders in reinvestment of distributions	274,277		6,070,048
Shares repurchased	(2,778,035)		(63,501,222)

Net increase (decrease)	2,330,557		$37,919,001

Class I:(o)
Shares sold	871		$20,000
Shares issued to shareholders in reinvestment of distributions	74		1,643

Net increase (decrease)	945		$21,643

211

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
Tax-Managed International Equities Fund
Class III:
Shares sold	1,278,438	$17,610,421	18,656	$275,619
Shares issued to shareholders in reinvestment of distributions	19,213	234,924	63,193	910,792
Shares repurchased	(1,189,473)	(14,788,808)	(297,762)	(5,014,362)

Net increase (decrease)	108,178	$3,056,537	(215,913)	$(3,827,951)

U.S. Equity Fund
Class III:
Shares sold	780,199	$9,542,163	—	$—
Shares issued to shareholders in reinvestment of distributions	434,605	5,152,616	1,201,808	17,671,434
Shares repurchased	(3,111,887)	(38,988,204)	(2,649,751)	(42,595,783)

Net increase (decrease)	(1,897,083)	$(24,293,425)	(1,447,943)	$(24,924,349)

Class VI:
Shares sold	3,361,946	$42,023,521	11,888,253	$185,874,969
Shares issued to shareholders in reinvestment of distributions	1,952,253	22,833,817	4,617,810	66,354,537
Shares repurchased	(18,043,098)	(224,143,636)	(5,260,335)	(80,794,845)

Net increase (decrease)	(12,728,899)	$(159,286,298)	11,245,728	$171,434,661

U.S. Opportunistic Value Fund
Class III:(q)
Shares sold	475	$10,000

Net increase (decrease)	475	$10,000

Class IV:(q)
Shares sold	3,108,685	$65,500,000

Net increase (decrease)	3,108,685	$65,500,000

Class VI:(r)
Shares sold	15,518,520	$308,964,640
Shares issued to shareholders in reinvestment of distributions	15,792	300,214
Shares repurchased	(4,854,860)	(98,745,000)

Net increase (decrease)	10,679,452	$210,519,854

Class I:(q)
Shares sold	237	$5,000

Net increase (decrease)	237	$5,000

212

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
U.S. Small Cap Value Fund
Class VI:
Shares sold	434,736	$7,112,560	119,271	$3,183,172
Shares issued to shareholders in reinvestment of distributions	1,174,542	18,256,190	4,036,257	83,549,717
Shares repurchased	(12,753,368)	(205,859,000)	(6,207,447)	(170,880,206)

Net increase (decrease)	(11,144,090)	$(180,490,250)	(2,051,919)	$(84,147,317)

(a)	The period under the heading “Year Ended February 28, 2022” represents the period from November 17, 2021 (commencement of operations) through February 28, 2022.

(b)	The period under the heading “Year Ended February 28, 2022” represents the period from October 18, 2021 (commencement of operations) through February 28, 2022.

(c)	The period under the heading “Year Ended February 28, 2022” represents the period from December 1, 2021 (commencement of operations) through February 28, 2022.
(d)	Class V liquidated on April 29, 2021.

(e)	The period under the heading “Year Ended February 28, 2022” represents the period from May 24, 2021 (commencement of operations) through February 28, 2022.
(f)	The period under the heading “Year Ended February 28, 2022” represents the period from December 30, 2021 (commencement of operations) through February 28, 2022.
(g)	343,975 shares and $5,174,438 were purchased in-kind.
(h)	The period under the heading “Year Ended February 28, 2022” represents the period from June 7, 2021 (commencement of operations) through February 28, 2022.
(i)	The period under the heading “Year Ended February 28, 2022” represents the period from July 16, 2021 (commencement of operations) through February 28, 2022.
(j)	4,031,474 shares and $97,279,466 were redeemed in-kind by an affiliate.

(k)	The period under the heading “Year Ended February 28, 2023” represents the period from February 15, 2023 (commencement of operations) through February 28, 2023.
(l)	13,124,792 shares and $262,495,845 were purchased in-kind by an affiliate.

(m)	The period under the heading “Year Ended February 28, 2022” represents the period from February 8, 2022 (commencement of operations) through February 28, 2022.
(n)	9,969,459 shares and $262,495,845 were redeemed in-kind by an affiliate.

(o)	The period under the heading “Year Ended February 28, 2023” represents the period from November 15, 2022 (commencement of operations) through February 28, 2023.

(p)	The period under the heading “Year Ended February 28, 2023” represents the period from September 20, 2022 (commencement of operations) through February 28, 2023.

(q)	The period under the heading “Year Ended February 28, 2023” represents the period from February 15, 2023 (commencement of operations) through February 28, 2023.

(r)	The period under the heading “Year Ended February 28, 2023” represents the period from December 13, 2022 (commencement of operations) through February 28, 2023.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2023 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$58,977,551	$583,764,531	$615,166,887	$347,948	*	$—	$(478,069)	$57,275	$27,154,401

213

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$4,374	$42,708,903	$42,404,374	$112,318	$—	$10,103	$17	$319,023

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$712,685	$—	$—	$—	$—	$—	$(454,049)	$258,636
Gayatri Projects Ltd	3,763,980	—	1,255,563	—	—	(6,129,528)	3,621,111	—	#
GMO U.S. Treasury Fund	—	147,160,726	131,840,000	154,052	—	25,266	—	15,345,992

Totals	$4,476,665	$147,160,726	$133,095,563	$154,052	$—	$(6,104,262)	$3,167,062	$15,604,628

Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
GMO U.S. Treasury Fund	$2,331,522	$40,369,604	$41,977,396	$49,028	$—	$(20,588)	$9,304	$712,446

International Equity Fund
GMO U.S. Treasury Fund	$—	$143,000,000	$70,500,000	$701,608	$—	$90,181	$20,261	$72,610,442

Quality Cyclicals Fund
GMO U.S. Treasury Fund	$434,957	$12,357,078	$12,105,000	$19,551	$—	$(7,909)	$1,737	$680,863

Quality Fund
GMO U.S. Treasury Fund	$5,788,348	$706,499,200	$596,000,000	1,904,895	$—	$(124,273)	$75,060	$116,238,335

Resource Transition Fund
GMO U.S. Treasury Fund	$—	$14,012,040	$10,500,000	$4,867	$—	$—	$—	$3,512,040

Resources Fund
GMO U.S. Treasury Fund	$—	$154,450,000	$115,233,800	$235,030	$—	$33,266	$15,060	$39,264,526

Small Cap Quality Fund
GMO U.S. Treasury Fund	$—	$2,410,331	$1,800,000	$10,447	$—	$1,002	$417	$611,750

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$999,833	$16,770,000	$16,608,200	$21,911	$—	$(5,875)	$4,538	$1,160,296

U.S. Equity Fund
GMO U.S. Treasury Fund	$10,402,263	$41,460,000	$48,772,126	$110,095	$—	$(58,281)	$26,176	$3,058,032

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund	$—	$91,312,737	$85,500,000	$61,571	$—	$8,993	$—	$5,821,730

214

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$1,158,524	$15,100,000	$15,900,000	$46,154	$—	$(17,237)	$3,629	$344,916

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $889,085 in Climate Change Fund during the year.

#	Security is no longer an affiliate at year end.

11.	Subsequent events

Subsequent to February 28, 2023, GMO Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund) received redemption requests in the amount of $79,324,769.

215

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Climate Change Fund, GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund), GMO Emerging Markets ex-China Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO-Usonian Japan Value Creation Fund, GMO Quality Cyclicals Fund, GMO Quality Fund, GMO Resource Transition Fund, GMO Resources Fund, GMO Small Cap Quality Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund, GMO U.S. Opportunistic Value Fund and GMO U.S. Small Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Climate Change Fund, GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund), GMO Emerging Markets ex-China Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO-Usonian Japan Value Creation Fund, GMO Quality Cyclicals Fund, GMO Quality Fund, GMO Resource Transition Fund, GMO Resources Fund, GMO Small Cap Quality Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund, GMO U.S. Opportunistic Value Fund and GMO U.S. Small Cap Value Fund (fifteen of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

GMO Climate Change Fund, GMO Emerging Markets Select Equity Fund (formerly GMO Emerging Domestic Opportunities Fund), GMO Emerging Markets Fund, GMO International Equity Fund, GMO Quality Fund, GMO Resources Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund, GMO U.S. Small Cap Value Fund, GMO Quality Cyclicals Fund, GMO-Usonian Japan Value Creation Fund	Statements of operations for the year ended February 28, 2023 and the statements of changes in net assets for each of the two years in the period ended February 28, 2023
GMO Emerging Markets ex-China Fund	Statement of operations for the year ended February 28, 2023 and statements of changes in net assets for the year ended February 28, 2023 and for the period October 18, 2021 (commencement of operations) through February 28, 2022
GMO Small Cap Quality Fund	Statements of operations and changes in net assets for the period September 20, 2022 (commencement of operations) through February 28, 2023
GMO U.S. Opportunistic Value Fund	Statements of operations and changes in net assets for the period December 13, 2022 (commencement of operations) through February 28, 2023
GMO Resource Transition Fund	Statements of operations and changes in net assets for the period February 15, 2023 (commencement of operations) through February 28, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

216

Report of Independent Registered Public Accounting Firm - (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, MA
April 27, 2023

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

217

GMO Trust Funds

Board Review of Investment Management Agreements

February 28, 2023 (Unaudited)

GMO Resource Transition Fund

Approval of initial management agreement for GMO Resource Transition Fund (the “Fund”). At a meeting on November 16, 2022, the Trustees of GMO Trust (the “Trust”) approved for an initial two-year term commencing November 22, 2022 the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund. In approving the initial management agreement, the Trustees considered information they believed to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

At a meeting on November 16, 2022, the Trustees considered a proposal by GMO that they establish the Fund as a new series of the Trust, that they approve a management agreement between the Trust, on behalf of the Fund, and GMO, and that they approve arrangements for GMO’s provision of shareholder servicing and supplemental support to classes of the Fund. During that meeting, the Trustees met with representatives from GMO’s Focused Equity Team, GMO’s Product Development Team, and GMO’s Legal Group and asked questions relating to the Fund and the materials GMO provided the Trustees in advance of the meeting.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees, therefore, considered the performance of the other GMO funds whose investments were managed by GMO’s Focused Equity Team, the GMO division that would be managing the Fund’s investments, and in particular GMO Resources Fund.

The Trustees considered the Fund’s estimated expenses and expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of other funds in peer groups determined by GMO to have similar investment characteristics. In considering the Fund’s estimated expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees to be paid to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information provided by GMO comparing the management fee to be paid by the Fund to the management fee of GMO Resources Fund, whose investments are managed by GMO’s Focused Equity Team, as well as funds managed by other managers determined by GMO to have similar investment characteristics. The Trustees also considered the shareholder servicing fees to be charged by GMO to different share classes of the Fund in light of the services to be provided to each class by GMO.

The Trustees considered that the non-investment management services to be provided by GMO to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services, were the same as the services provided by GMO under its current management agreements with other GMO funds.

Since the Fund had not yet commenced operations, no information regarding GMO’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, consider information previously provided them by GMO regarding its profits from managing the Trust overall. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” that could be realized by GMO from its management of the Fund. As the Fund had not yet commenced operations, the Trustees did not consider economies of scale that might be realized by GMO as a result of its managing the Fund.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel, and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO would employ in managing the Fund, GMO’s organization, its reputation, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of the services GMO would be providing the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management agreement, that the nature, extent and quality of services to be provided supported their approval of the Fund’s management agreement and that the fee to be charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement.

218

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

February 28, 2023 (Unaudited)

GMO Small Cap Quality Fund

Approval of initial management agreement for GMO Small Cap Quality Fund (the “Fund”). At a meeting on August 30, 2022, the Trustees of GMO Trust (the “Trust”) approved for an initial two-year term commencing September 20, 2022 the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund. In approving the initial management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

At a meeting on August 30, 2022, the Trustees discussed materials provided by GMO for purposes of considering GMO’s proposal to establish the Fund as a new series of the Trust and a proposed management agreement between the Trust, on behalf of the Fund, and GMO. During this meeting, the Trustees met with a representative from GMO’s Legal Group.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees therefore considered the performance of the other GMO funds whose investments were managed by the investment division of GMO that would be managing the Fund’s investments.

The Trustees considered the Fund’s estimated expenses and estimated expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of other funds in peer groups determined by GMO to have similar investment characteristics. In considering the Fund’s estimated expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees to be paid to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information provided by GMO comparing the management fee to be paid by the Fund to the management fee of two GMO funds, each with an investment strategy similar to that of the Fund, including one whose investments were managed by the investment division of GMO that would manage the Fund’s investments, as well as funds managed by other managers determined by GMO to have similar investment characteristics. The Trustees also considered the shareholder servicing fees to be charged by GMO to different share classes of the Fund in light of the services to be provided to each class by GMO.

The Trustees also considered that the non-investment management services to be provided by GMO to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services, were the same as the services provided by GMO under its current management agreements with other GMO funds. In addition, the Trustees observed that GMO had successfully transitioned to a remote/hybrid work environment without interrupting or reducing the quality of its services to the other GMO funds.

Since the Fund had not yet commenced operations, no information regarding GMO’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, consider information provided to them by GMO regarding its profits from managing the Trust overall. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” realized by GMO that would result from its management of the Fund and the other GMO funds. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to GMO associated with managing the Fund.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel, and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO would employ in managing the Fund, GMO’s organization, its reputation, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to be provided to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management agreement, that the nature, extent and quality of services to be provided supported their approval of the Fund’s management agreement and that the fee to be charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement.

219

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

February 28, 2023 (Unaudited)

GMO U.S. Opportunistic Value Fund

Approval of initial management agreement for GMO U.S. Opportunistic Value Fund (the “Fund”). At a meeting on November 16, 2022, the Trustees of GMO Trust (the “Trust”) approved for an initial two-year term commencing November 22, 2022 the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund. In approving the initial management agreement, the Trustees considered information they believed to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

At a meeting on November 16, 2022, the Trustees considered a proposal by GMO that they establish the Fund as a new series of the Trust, that they approve a management agreement between the Trust, on behalf of the Fund, and GMO, and that they approve arrangements for GMO’s provision of shareholder servicing and supplemental support to classes of the Fund. During that meeting, the Trustees met with representatives from GMO’s Asset Allocation and Systematic Equity Teams and GMO’s Legal Group and asked questions relating to the Fund and the materials GMO provided the Trustees in advance of the meeting.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees therefore considered the performance of the other GMO funds whose investments were managed by GMO’s Systematic Equity Team, the GMO division that would be primarily responsible for managing the Fund’s investments.

The Trustees considered the Fund’s estimated expenses and expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of other funds in peer groups determined by GMO to have similar investment characteristics. In considering the Fund’s estimated expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees to be paid to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information provided by GMO comparing the management fee to be paid by the Fund to the management fee of GMO U.S. Equity Fund, whose investments are managed by GMO’s Systematic Equity Team, as well as funds managed by other managers determined by GMO to have similar investment characteristics. The Trustees also considered the shareholder servicing fees to be charged by GMO to different share classes of the Fund in light of the services to be provided to each class by GMO.

The Trustees considered that the non-investment management services to be provided by GMO to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services, were the same as the services provided by GMO under its current management agreements with other GMO funds.

Since the Fund had not yet commenced operations, no information regarding GMO’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, consider information previously provided them by GMO regarding its profits from managing the Trust overall. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” that could be realized by GMO from its management of the Fund. As the Fund had not yet commenced operations, the Trustees did not consider economies of scale that might be realized by GMO as a result of its managing the Fund.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel, and legal, compliance, accounting and risk-management personnel). In addition, the Trustees considered the resources GMO would employ in managing the Fund, GMO’s organization, its reputation, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of the services GMO would be providing the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management agreement, that the nature, extent and quality of services to be provided supported their approval of the Fund’s management agreement and that the fee to be charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement.

220

GMO Trust Funds

Fund Expenses

February 28, 2023 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 28, 2023.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction cost, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2022 through February 28, 2023.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
Climate Change Fund
Class III	$1,000.00	$1,023.40	$3.91	$1,000.00	$1,020.93	$3.91	0.78%
Class R6	$1,000.00	$1,023.30	$3.91	$1,000.00	$1,020.93	$3.91	0.78%
Class I	$1,000.00	$1,022.60	$4.36	$1,000.00	$1,020.48	$4.36	0.87%
Emerging Markets ex-China Fund
Class III	$1,000.00	$1,046.50	$4.06	$1,000.00	$1,020.83	$4.01	0.80%
Class VI	$1,000.00	$1,046.90	$3.40	$1,000.00	$1,021.47	$3.36	0.67%
Class I	$1,000.00	$1,044.50	$4.77	$1,000.00	$1,020.13	$4.71	0.94%
Emerging Markets Fund
Class II	$1,000.00	$981.70	$4.42	$1,000.00	$1,020.33	$4.51	0.90%
Class III	$1,000.00	$982.10	$4.18	$1,000.00	$1,020.58	$4.26	0.85%
Class VI	$1,000.00	$982.60	$3.54	$1,000.00	$1,021.22	$3.61	0.72%
Class R6	$1,000.00	$981.70	$4.42	$1,000.00	$1,020.33	$4.51	0.90%
Class I	$1,000.00	$981.30	$4.67	$1,000.00	$1,020.08	$4.76	0.95%
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)
Class II	$1,000.00	$1,001.50	$4.32	$1,000.00	$1,020.48	$4.36	0.87%
Class V	$1,000.00	$1,001.90	$3.72	$1,000.00	$1,021.08	$3.76	0.75%
Class I	$1,000.00	$1,000.90	$4.81	$1,000.00	$1,019.98	$4.86	0.97%

221

GMO Trust Funds

Fund Expenses — (Continued)

February 28, 2023 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
International Equity Fund
Class II	$1,000.00	$1,150.30	$3.89	$1,000.00	$1,021.18	$3.66	0.73%
Class III	$1,000.00	$1,150.40	$3.52	$1,000.00	$1,021.52	$3.31	0.66%
Class IV	$1,000.00	$1,151.10	$3.25	$1,000.00	$1,021.77	$3.06	0.61%
Class I	$1,000.00	$1,149.40	$4.48	$1,000.00	$1,020.63	$4.21	0.84%
Japan Value Creation Fund
Class III	$1,000.00	$1,071.20	$3.44	$1,000.00	$1,021.47	$3.36	0.67%
Class VI	$1,000.00	$1,072.40	$2.93	$1,000.00	$1,021.97	$2.86	0.57%
Class I	$1,000.00	$1,071.10	$3.95	$1,000.00	$1,020.98	$3.86	0.77%
Quality Cyclicals Fund
Class VI	$1,000.00	$1,125.20	$2.11	$1,000.00	$1,022.81	$2.01	0.40%
Class I	$1,000.00	$1,124.50	$3.16	$1,000.00	$1,021.82	$3.01	0.60%
Quality Fund
Class III	$1,000.00	$1,039.10	$2.53	$1,000.00	$1,022.32	$2.51	0.50%
Class IV	$1,000.00	$1,039.60	$2.28	$1,000.00	$1,022.56	$2.26	0.45%
Class VI	$1,000.00	$1,039.60	$2.02	$1,000.00	$1,022.81	$2.01	0.40%
Class R6	$1,000.00	$1,039.20	$2.48	$1,000.00	$1,022.37	$2.46	0.49%
Class I	$1,000.00	$1,038.60	$2.98	$1,000.00	$1,021.87	$2.96	0.59%
Resource Transition Fund
Class VI(a)	$1,000.00	$949.00	$0.30	$1,000.00	$1,020.53	$4.31	0.86%
Resources Fund
Class III	$1,000.00	$1,035.10	$3.73	$1,000.00	$1,021.13	$3.71	0.74%
Class IV	$1,000.00	$1,035.50	$3.48	$1,000.00	$1,021.37	$3.46	0.69%
Class VI	$1,000.00	$1,035.50	$3.23	$1,000.00	$1,021.62	$3.21	0.64%
Class R6	$1,000.00	$1,035.20	$3.73	$1,000.00	$1,021.13	$3.71	0.74%
Class I	$1,000.00	$1,034.90	$4.24	$1,000.00	$1,020.63	$4.21	0.84%
Small Cap Quality Fund
Class III(b)	$1,000.00	$1,045.70	$2.21	$1,000.00	$1,021.08	$3.76	0.75%
Class VI(c)	$1,000.00	$1,201.00	$3.20	$1,000.00	$1,021.52	$3.31	0.66%
Class I(b)	$1,000.00	$1,045.10	$2.21	$1,000.00	$1,021.08	$3.76	0.75%
Tax-Managed International Equities Fund
Class III	$1,000.00	$1,145.00	$3.62	$1,000.00	$1,021.42	$3.41	0.68%
U.S. Equity Fund
Class III	$1,000.00	$1,050.20	$2.44	$1,000.00	$1,022.41	$2.41	0.48%
Class VI	$1,000.00	$1,051.50	$1.93	$1,000.00	$1,022.91	$1.91	0.38%
U.S. Opportunistic Value Fund
Class III(d)	$1,000.00	$958.70	$0.16	$1,000.00	$1,022.46	$2.36	0.47%
Class IV(d)	$1,000.00	$958.70	$0.15	$1,000.00	$1,022.71	$2.11	0.42%
Class VI(e)	$1,000.00	$1,011.00	$0.81	$1,000.00	$1,022.91	$1.91	0.38%
Class I(d)	$1,000.00	$958.70	$0.20	$1,000.00	$1,021.97	$2.86	0.57%
U.S. Small Cap Value Fund
Class VI	$1,000.00	$1,075.70	$2.62	$1,000.00	$1,022.27	$2.56	0.51%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2023, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

(a)

For the period February 15, 2023 (commencement of operations) through February 28, 2023, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2023, multiplied by the average account value over the period, multiplied by 13 days in the period, divided by 365 days in the year.

(b)

For the period November 15, 2022 (commencement of operations) through February 28, 2023, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2023, multiplied by the average account value over the period, multiplied by 105 days in the period, divided by 365 days in the year.

222

GMO Trust Funds

Fund Expenses — (Continued)

February 28, 2023 (Unaudited)

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2023, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

(c)

For the period September 20, 2022 (commencement of operations) through February 28, 2023, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2023, multiplied by the average account value over the period, multiplied by 161 days in the period, divided by 365 days in the year.

(d)

For the period February 15, 2023 (commencement of operations) through February 28, 2023, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2023, multiplied by the average account value over the period, multiplied by 13 days in the period, divided by 365 days in the year.

(e)

For the period December 13, 2022 (commencement of operations) through February 28, 2023, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2023, multiplied by the average account value over the period, multiplied by 77 days in the period, divided by 365 days in the year.

223

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2023 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended February 28, 2023:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short-Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(4)	Foreign Source Income ($)(4)	Section 199A Dividend Income (non-corporate shareholders) ($)(5)
Climate Change Fund	19.22%	73.39%	—	—	7,373,420	5,946,557	—	—	—
Emerging Markets ex-China Fund	—	69.32%	—	—	1,227,646	—	2,256,811	15,943,458	—
Emerging Markets Fund	—	45.83%	—	—	—	—	9,526,303	99,350,032	—
Emerging Markets Select Equity Fund (formerly Emerging Domestic Opportunities Fund)	2.50%	85.89%	—	—	—	—	1,383,054	7,062,914	—
International Equity Fund	—	100.00%	—	—	—	—	3,370,011	84,623,761	—
Japan Value Creation Fund	—	100.00%	—	—	393,360	5,916,837	421,015	2,558,374	—
Quality Cyclicals Fund	32.00%	70.22%	—	—	274,150	9,320,117	—	—	—
Quality Fund	88.58%	100.00%	—	—	8,841,744	680,905,238	—	—	—
Resource Transition Fund	—	—	—	—	—	—	—	—	—
Resources Fund	2.21%	25.35%	—	—	89,614,667	51,283,849	5,007,236	110,868,573	—
Small Cap Quality Fund	100.00%	100.00%	—	—	80,175	—	—	—	—
Tax-Managed International Equities Fund	—	100.00%	—	—	—	724,698	191,161	1,775,639	—
U.S. Equity Fund	61.27%	64.36%	—	—	5,755,100	16,774,864	—	—	—
U.S. Opportunistic Value Fund	71.40%	78.49%	—	—	—	—	—	—	—
U.S. Small Cap Value Fund	35.31%	35.80%	—	—	7,120,083	8,299,032	—	—	10,473

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(4)

The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders. All amounts presented above are based upon net investment income earned.

(5)	The Funds hereby designate the above qualified business income under Section 199A of the Code.

224

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2023 (Unaudited) — (Continued)

In early 2024, the Funds will notify applicable shareholders of amounts for use in preparing 2023 U.S. federal income tax forms.

225

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 28, 2023. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 53 State Street, Suite 3300, Boston, MA 02109. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Ms. Santoro, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	33	Director, BeiGene Ltd. (biotech).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Professor of Finance (Since July 1, 2011) and Peter Moores Dean and Professor of Finance (July 1, 2011 – June 30, 2022) University of Oxford, Said Business School; Baker Foundation Professor, Harvard Business School (Since July 1, 2022).	33	None.

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired	33	Trustee HIMCO Variable Insurance Trust (27 Portfolios) April 2014 – April 2019).

226

Interested Trustee and Officer

Dina Santoro[2] YOB: 1973	Trustee; President of the Trust	Trustee and President of the Trust since February 2023.	Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); President, Chief Executive Officer, and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (September 2022 – December 2022); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 –December 2022); Chief Operating Officer, Voya Investment Management (January 2022 –December 2022); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017-December 2022). Formerly, President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018-September 2022); Director, Voya Funds Services, LLC (March 2018-September 2022).	33	Voya Separate Portfolios Trust (July 2018 – December 2022).

[1]	The Fund Complex includes series of each of GMO Trust.
[2]	Ms. Santoro is an “interested person” of the Trust, as such term is used in the 1940 Act (as “Interested Trustee”), by virtue of her positions with the Trust and GMO indicated in the table above.

Officers

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years*
Dina Santoro YOB: 1973	Trustee; President of the Trust	Trustee and President since February 2023.	Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); President, Chief Executive Officer, and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (September 2022 – February 2023); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 –February 2023); Chief Operating Officer, Voya Investment Management (January 2022 –February 2023); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017-February 2023); Formerly, President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018-September 2022); Director, Voya Funds Services, LLC (March 2018-September 2022).

Tara Pari YOB: 1976	Chief Executive Officer	Chief Executive Officer since November 2020.	Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – November 2020); Head of Fund Reporting and Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 to present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present).

227

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years*
Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Head of Tax, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 - present); Head of Fund Tax, Grantham, Mayo, Van Otterloo & Co. LLC (2018 - 2020).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present).

Devin Kelly YOB: 1984	Assistant Treasurer	Since June 2020.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2012 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016 – present); Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007 – March 2016).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

228

AR-022823-EQ

GMO Trust

Annual Report

February 28, 2023

Asset Allocation Bond Fund

Emerging Country Debt Fund

High Yield Fund

Multi-Sector Fixed Income Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Rates & FX team and the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Asset Allocation Bond Fund returned -12.86% (net) for the fiscal year ended February 28, 2023, as compared with a +2.22% return for the FTSE 3-Month Treasury Bill Index.

For most of the period, the Fund was invested in U.S. nominal government bonds. At the start of the period the 10-year nominal yield was 1.83%, but this has climbed all the way to 3.92% by the end of February 2023. Against this challenging backdrop for bonds, the Fund did better than, for example, the FTSE 10-Year Treasury Benchmark On-the-Run Index, which returned -13.98%.

In order to increase exposure to the significantly improved yields, the duration of the Fund was materially increased toward the very end of the period. This was implemented by selling the physical bonds that were held and instead entering a series of futures contracts. This was done to maintain an interest rate exposure that was not dissimilar in shape to the Bloomberg U.S. Aggregate Index while increasing the overall exposure to bonds. (We did not want to simply increase duration by taking a position in longer dated bonds given the inverted slope of the yield curve).

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

1

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Asset Allocation Bond Fund Class III Shares and the FTSE 3-Month Treasury Bill Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class III	-12.86%	1.03%	0.68%
Class VI	-12.81%	1.12%	0.76%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For Class III and VI the gross expense ratio of 0.57% and 0.48%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.42% and 0.32% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

2

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Short-Term Investments	75.4%
Debt Obligations	24.9
Forward Currency Contracts	0.0 ^
Futures Contracts	(0.1)
Other	(0.2)

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 24.9%
		U.S. Government — 24.9%
	5,000,000	U.S. Treasury Note, Variable Rate, SOFR + 0.20%, 5.01%, due 01/31/25 (a)	5,005,241

		TOTAL DEBT OBLIGATIONS (COST $5,002,173)	5,005,241

		SHORT-TERM INVESTMENTS — 75.4%
		Sovereign and Sovereign Agency Issuers — 9.8%
JPY	270,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/05/23	1,983,756

		U.S. Government Agency — 14.9%
	3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 4.58%, due 06/07/23	2,999,995

		Repurchase Agreements — 49.6%
	9,999,814	Nomura Securities International, Inc. Repurchase Agreement, dated, 02/28/23 maturing on 03/01/23 with a maturity value of $10,001,067 and an effective yield of 4.51%, collateralized by a U.S. Treasury Note with maturity date 12/31/29 and a market value of $10,203,893.	9,999,814

Shares	Description	Value ($)
	Money Market Funds — 1.1%
216,301	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (b)	216,301

	TOTAL SHORT-TERM INVESTMENTS (COST $15,196,426)	15,199,866

	TOTAL INVESTMENTS — 100.3% (Cost $20,198,599)	20,205,107

	Other Assets and Liabilities (net) — (0.3)%	(54,675)

	TOTAL NET ASSETS — 100.0%	$20,150,432

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)
06/05/2023	CITI	JPY 270,000,000	USD 2,018,072	$7,690

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
43	U.S. Long Bond (CBT)	June 2023	5,384,406	(5,066)
45	U.S. Treasury Note 10 Yr. (CBT)	June 2023	5,024,531	2,050
33	U.S. Treasury Note 2 Yr. (CBT)	June 2023	6,722,977	(17,279)
91	U.S. Treasury Note 5 Yr. (CBT)	June 2023	9,741,977	(17,176)
33	U.S. Treasury Ultra 10 Yr. (CBT)	June 2023	3,867,187	9,238
28	U.S. Ultra Bond (CBT)	June 2023	3,781,750	13,084

			$34,522,828	$(15,149)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	4

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 63.

5	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Country Debt team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Emerging Country Debt Fund returned -5.52% (net) for the fiscal year ended February 28, 2023, as compared with -8.64% for the J.P. Morgan EMBI Global Diversified + (EMBIGD).

EMBIGD’s spread over U.S. Treasuries tightened by 23 basis points to 447 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond rose by 210 basis points to 3.92%.

The Fund had a small negative alpha from country selection during the fiscal year, as losses from overweights in Ecuador, Ukraine, Sri Lanka, and Zambia were mostly offset by the Fund’s overweights in Oman, Tunisia, Jordan, and Argentina, and underweight in Pakistan.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were Russia and Venezuela, followed by Belarus, Republic of Congo, and the Bahamas. Security selection in on-benchmark countries such as Ukraine, Ghana, and South Africa also contributed positive alpha during the fiscal year, though negative alpha from security selection in Tunisia, Brazil, and Mexico partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Brazil and India, while Mexico and China were notable detractors.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

7

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Country Debt Fund Class III Shares, the J.P. Morgan EMBI Global Diversified +*

and the J.P. Morgan EMBI Global

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class III	-6.93%	-0.63%	2.49%	n/a
Class IV	-6.89%	-0.58%	2.54%	n/a
Class VI	-6.90%	n/a	n/a	7/29/21 -11.59%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*

The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

For Class III, IV, and VI the gross expense ratio of 0.53%, 0.48%, and 0.43%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.53%, 0.48% and 0.43% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

8

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	90.2%
Short-Term Investments	3.9
Loan Assignments	1.2
Swap Contracts	1.0
Loan Participations	0.8
Rights/Warrants	0.3
Investment Funds	0.3
Forward Currency Contracts	0.1
Written Options/Credit Linked Options	0.0	^
Bond Forward Contracts	(0.0	)^
Other	2.2

	100.0%

Country/Region Summary¤	% of Investments
Turkey	8.0%
Mexico	6.4
Saudi Arabia	6.2
Oman	5.6
Bahrain	5.4
Dominican Republic	5.2
Indonesia	4.6
Colombia	4.5
South Africa	4.1
Argentina	3.8
Egypt	3.5
Tunisia	3.5
Jordan	3.2
Peru	3.0
United Arab Emirates	2.9
Panama	2.7
Kenya	2.5
Chile	2.4
Ecuador	2.4
Romania	2.3
Philippines	2.1
Kazakhstan	2.0
Vietnam	1.8
Nigeria	1.7
Other Emerging	1.6 †
India	1.5
Ghana	1.4
Israel	1.4
Brazil	1.1
Costa Rica	1.1
Sri Lanka	1.1
Uruguay	1.0

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

9

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 90.2%
		Albania — 1.5%
		Sovereign and Sovereign Agency Issuers — 1.5%
	40,349,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	34,834,893
EUR	7,400,000	Republic of Albania Par Bond, Reg S, 3.50%, due 11/23/31	6,375,562

		Total Albania	41,210,455

		Angola — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	20,600,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	17,613,000

		Argentina — 3.2%
		Sovereign and Sovereign Agency Issuers — 3.2%
	23,590,713	Republic of Argentina, 1.00%, due 07/09/29	7,296,680
	28,633,493	Republic of Argentina, Step Up, 0.50%, due 07/09/30	9,277,251
JPY	330,767,207	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	609,765
	45,947,942	Republic of Argentina, Step Up, 1.50%, due 07/09/35	13,072,190
EUR	25,230,000	Republic of Argentina, Step Up, 3.00%, due 01/09/38	7,285,213
	56,798,994	Republic of Argentina, Step Up, 3.88%, due 01/09/38	19,435,656
JPY	271,173,000	Republic of Argentina, 0.67%, due 12/31/38 (c)	343,559
EUR	6,660,000	Republic of Argentina, Step Up, 2.75%, due 07/09/41	1,754,026
	56,601,240	Republic of Argentina, Step Up, 3.50%, due 07/09/41	17,772,789
	46,247,000	Republic of Argentina, Step Up, 1.50%, due 07/09/46	13,348,040

		Total Argentina	90,195,169

		Armenia — 0.0%
		Corporate Debt
	1,150,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	1,085,658

		Azerbaijan — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	14,400,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	13,700,700

		Bahamas — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	8,840,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	7,204,600
	4,400,000	Bahamas Government International Bond, 144A, 9.00%, due 06/16/29	3,985,575
	14,800,000	Bahamas Government International Bond, Reg S, 8.95%, due 10/15/32	13,040,650

Par Value†		Description	Value ($)
		Bahamas — continued
		Sovereign and Sovereign Agency Issuers — continued
	4,300,000	Bahamas Government International Bond, Reg S, 7.13%, due 04/02/38	3,310,462

		Total Bahamas	27,541,287

		Bahrain — 2.3%
		Sovereign and Sovereign Agency Issuers — 2.3%
	68,390,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	63,602,700

		Barbados — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	17,520,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	16,116,210

		Belarus — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c) (d)	2,906,400
	20,300,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30 (c) (d)	6,394,500

		Total Belarus	9,300,900

		Bermuda — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	5,690,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	5,531,036

		Bolivia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	7,500,000	Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28	5,287,500

		Brazil — 1.7%
		Corporate Debt — 0.8%
	23,331,060	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	20,936,710

		Sovereign and Sovereign Agency Issuers — 0.9%
	4,000,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	3,326,500
	14,400,000	Republic of Brazil, 4.75%, due 01/14/50	10,325,700
BRL	61,000,000	Rio Smart Lighting Sarl, Reg S, 12.25%, due 09/20/32 (e)	11,531,184

			25,183,384

		Total Brazil	46,120,094

		Bulgaria — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	2,800,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	2,422,555

See accompanying notes to the financial statements.	10

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†		Description	Value ($)
		Cameroon — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
EUR	6,100,000	Republic of Cameroon International Bond, Reg S, 5.95%, due 07/07/32	4,820,023

		Chile — 2.2%
		Corporate Debt — 0.9%
	16,611,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	15,471,486
	23,601,659	Inversiones Latin America Power Ltda, Reg S, 5.13%, due 06/15/33	10,396,531

			25,868,017

		Sovereign and Sovereign Agency Issuers — 1.3%
	6,100,000	Chile Government International Bond, 3.10%, due 05/07/41	4,427,456
	3,000,000	Chile Government International Bond, 4.00%, due 01/31/52	2,325,563
	6,600,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	6,246,487
	4,300,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	3,533,525
	24,950,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	18,974,475

			35,507,506

		Total Chile	61,375,523

		China — 0.2%
		Corporate Debt
	11,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (d)	971,600
	14,300,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (d)	1,161,875
	7,500,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (d)	628,125
	2,900,000	Huarong Finance Co., Ltd., Reg S, 4.75%, due 04/27/27	2,502,700
	6,100,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (d)	335,500
	2,100,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (d)	115,500
	3,600,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (d)	198,000
	4,100,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (d)	225,500

		Total China	6,138,800

		Colombia — 4.0%
		Corporate Debt — 0.1%
COP	21,060,796,766	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	3,142,154

		Sovereign and Sovereign Agency Issuers — 3.9%
	1,092,000	Colombia Government International Bond, 8.38%, due 02/15/27 (a)	1,088,401
	3,100,000	Colombia Government International Bond, 11.85%, due 03/09/28 (a)	3,507,344

Par Value†		Description	Value ($)
		Colombia — continued
		Sovereign and Sovereign Agency Issuers — continued
	10,300,000	Colombia Government International Bond, 8.00%, due 04/20/33	10,169,963
	3,500,000	Colombia Government International Bond, 7.50%, due 02/02/34	3,312,750
	77,700,000	Colombia Government International Bond, 5.63%, due 02/26/44	55,749,750
	14,000,000	Colombia Government International Bond, 5.20%, due 05/15/49	9,255,750
	5,300,000	Ecopetrol SA, 8.88%, due 01/13/33	5,180,750
	20,900,000	Ecopetrol SA, 5.88%, due 11/02/51	13,297,625
COP	41,560,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	6,449,077

			108,011,410

		Total Colombia	111,153,564

		Congo Republic (Brazzaville) — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	40,766,789	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	34,723,113

		Costa Rica — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	17,031,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	16,459,397
	8,298,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	6,578,758

		Total Costa Rica	23,038,155

		Czech Republic — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	4,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	4,111,038

		Dominican Republic — 3.0%
		Sovereign and Sovereign Agency Issuers — 3.0%
	9,100,000	Dominican Republic International Bond, 144A, 6.00%, due 02/22/33	8,231,519
	7,600,000	Dominican Republic International Bond, Reg S, 6.50%, due 02/15/48	6,425,800
	90,829,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	67,769,787

		Total Dominican Republic	82,427,106

		Ecuador — 2.1%
		Sovereign and Sovereign Agency Issuers — 2.1%
	1,300,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	1,196,000
	6,646,892	Ecuador Government International Bond, Reg S, Zero Coupon, due 07/31/30	2,053,474
	15,076,250	Ecuador Government International Bond, Reg S, Step Up, 5.50%, due 07/31/30	7,295,963
	96,987,125	Ecuador Government International Bond, Reg S, Step Up, 2.50%, due 07/31/35	33,963,679

11	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	Ecuador — continued
	Sovereign and Sovereign Agency Issuers — continued
29,703,750	Ecuador Government International Bond, Reg S, Step Up, 1.50%, due 07/31/40	9,232,297
7,597,817	Ecuador Social Bond Sarl, Reg S, Zero Coupon, due 01/30/35	5,741,100

	Total Ecuador	59,482,513

	Egypt — 2.2%
	Sovereign and Sovereign Agency Issuers — 2.2%
24,500,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	15,649,375
48,700,000	Egypt Government International Bond, Reg S, 8.88%, due 05/29/50	31,168,000
22,764,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	13,886,040

	Total Egypt	60,703,415

	El Salvador — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
6,200,000	El Salvador Government International Bond, Reg S, 8.25%, due 04/10/32	3,079,850
6,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	2,891,598
26,700,000	El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50	11,861,475

	Total El Salvador	17,832,923

	Ethiopia — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
3,290,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	2,234,733

	Gabon — 0.5%
	Sovereign and Sovereign Agency Issuers — 0.5%
5,600,000	Gabon Government International Bond, Reg S, 6.63%, due 02/06/31	4,533,550
10,600,000	Gabon Government International Bond, Reg S, 7.00%, due 11/24/31	8,586,000

	Total Gabon	13,119,550

	Ghana — 1.3%
	Sovereign and Sovereign Agency Issuers — 1.3%
5,800,000	Republic of Ghana, Reg S, 8.13%, due 03/26/32 (d)	2,138,750
9,000,000	Republic of Ghana, Reg S, 8.88%, due 05/07/42 (d)	3,296,250
14,800,000	Republic of Ghana, Reg S, 8.63%, due 06/16/49 (d)	5,383,500
32,500,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51 (d)	11,903,125
27,800,000	Republic of Ghana, Reg S, 8.75%, due 03/11/61 (d)	10,112,250

Par Value†	Description	Value ($)
	Ghana — continued
	Sovereign and Sovereign Agency Issuers — continued
7,121,144	Saderea DAC, Reg S, 12.50%, due 11/30/26	3,119,951

	Total Ghana	35,953,826

	Grenada — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
7,005,938	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	5,814,928

	Guatemala — 0.9%
	Sovereign and Sovereign Agency Issuers — 0.9%
3,915,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	4,354,948
5,100,000	Republic of Guatemala, Reg S, 4.65%, due 10/07/41	4,111,237
16,700,000	Republic of Guatemala, Reg S, 6.13%, due 06/01/50	15,815,944

	Total Guatemala	24,282,129

	Honduras — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
7,150,000	Honduras Government International Bond, Reg S, 5.63%, due 06/24/30	5,696,763

	Hungary — 1.7%
	Sovereign and Sovereign Agency Issuers — 1.7%
10,200,000	Hungary Government International Bond, 144A, 6.25%, due 09/22/32	10,314,750
23,900,000	Hungary Government International Bond, 144A, 5.50%, due 06/16/34	22,854,375
16,400,000	Hungary Government International Bond, Reg S, 3.13%, due 09/21/51	9,963,000
4,600,000	Hungary Government International Bond, 144A, 6.75%, due 09/25/52	4,715,000

	Total Hungary	47,847,125

	India — 1.7%
	Corporate Debt
24,100,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29	22,191,581
800,000	GMR Hyderabad International Airport Ltd., Reg S, 4.75%, due 02/02/26	745,650
17,140,000	GMR Hyderabad International Airport Ltd., Reg S, 4.25%, due 10/27/27	14,904,301
11,150,000	India Airport Infra, Reg S, 6.25%, due 10/25/25	10,564,625

	Total India	48,406,157

	Indonesia — 3.9%
	Sovereign and Sovereign Agency Issuers — 3.9%
3,750,000	Freeport Indonesia PT, Reg S, 6.20%, due 04/14/52	3,298,359

See accompanying notes to the financial statements.	12

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†		Description	Value ($)
		Indonesia — continued
		Sovereign and Sovereign Agency Issuers — continued
	7,500,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	6,690,469
	17,000,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.80%, due 05/15/50	14,867,563
	3,100,000	Indonesia Government International Bond, 4.85%, due 01/11/33	3,038,341
	10,191,000	Indonesia Government International Bond, 5.45%, due 09/20/52	10,090,211
	1,500,000	Indonesia Government International Bond, 5.65%, due 01/11/53	1,518,915
	16,600,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	13,237,255
	9,200,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	9,305,225
	6,700,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	4,769,060
	14,800,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	14,226,500
	7,200,000	Perusahaan Penerbit SBSN Indonesia III, 144A, 4.70%, due 06/06/32	7,065,792
	20,849,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	19,910,795

		Total Indonesia	108,018,485

		Israel — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	15,783,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,601,675

		Ivory Coast — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
EUR	1,500,000	Ivory Coast Government International Bond, Reg S, 6.88%, due 10/17/40	1,166,114
EUR	27,800,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	20,362,304

		Total Ivory Coast	21,528,418

		Jamaica — 0.8%
		Corporate Debt — 0.2%
	7,401,452	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	6,202,417

		Sovereign and Sovereign Agency Issuers — 0.6%
	4,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	5,097,695
	9,300,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	9,579,000

			14,676,695

		Total Jamaica	20,879,112

		Jordan — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	44,195,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	38,678,912

Par Value†		Description	Value ($)
		Kazakhstan — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	1,600,000	KazMunayGas National Co. JSC, Reg S, 5.75%, due 04/19/47	1,276,800
	26,000,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	21,775,000

		Total Kazakhstan	23,051,800

		Kenya — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
	40,694,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	31,029,175

		Kuwait — 0.1%
		Corporate Debt
	3,300,000	Equate Petrochemical BV, Reg S, 2.63%, due 04/28/28	2,878,838

		Lebanon — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	20,400,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	1,377,000
	5,547,000	Lebanon Government International Bond, Reg S, 7.00%, due 03/20/28 (d)	368,529
	60,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	4,140,079
	21,000,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	1,414,875
	56,914,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	3,905,723

		Total Lebanon	11,206,206

		Malaysia — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	18,300,000	1MDB Global Investments Ltd., Reg S, 4.40%, due 03/09/23	18,157,260
	4,900,000	Dua Capital Ltd., Reg S, 2.78%, due 05/11/31	4,000,164
	6,800,000	Petronas Capital Ltd., Reg S, 4.80%, due 04/21/60	6,282,775

		Total Malaysia	28,440,199

		Mexico — 5.9%
		Sovereign and Sovereign Agency Issuers — 5.9%
	5,940,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,633,200
	152,000,000	Petroleos Mexicanos, 7.69%, due 01/23/50	106,567,200
	5,200,000	Petroleos Mexicanos, Reg S, 6.63%, due 12/28/2170	3,250,000
GBP	53,506,000	United Mexican States, 5.63%, due 03/19/2114	49,295,493

		Total Mexico	163,745,893

13	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†		Description	Value ($)
		Mongolia — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	3,000,000	Mongolia Government International Bond, Reg S, 4.45%, due 07/07/31	2,400,330

		Montenegro — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
EUR	6,600,000	Montenegro Government International Bond, Reg S, 2.88%, due 12/16/27	5,507,429

		Morocco — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	5,400,000	OCP SA, Reg S, 5.13%, due 06/23/51	3,888,000
	9,200,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	8,360,500

		Total Morocco	12,248,500

		Mozambique — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	7,576,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	5,744,976

		Nigeria — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
	43,050,000	Nigeria Government International Bond, Reg S, 8.25%, due 09/28/51	29,704,500

		Oman — 2.9%
		Sovereign and Sovereign Agency Issuers — 2.9%
	11,500,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	10,862,469
	67,000,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	64,236,250
	5,900,000	Oryx Funding Ltd., Reg S, 5.80%, due 02/03/31	5,707,512

		Total Oman	80,806,231

		Pakistan — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	14,700,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	6,107,850
	4,826,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	1,496,591

		Total Pakistan	7,604,441

		Panama — 1.9%
		Sovereign and Sovereign Agency Issuers — 1.9%
	16,061,000	Aeropuerto Internacional de Tocumen SA, Reg S, 5.13%, due 08/11/61	12,595,839
	2,900,000	AES Panama Generation Holdings SRL, Reg S, 4.38%, due 05/31/30	2,534,600
	9,837,000	Panama Government International Bond, 8.13%, due 04/28/34	11,540,031
	25,100,000	Panama Government International Bond, 4.50%, due 04/01/56	18,304,175

Par Value†		Description	Value ($)
		Panama — continued
		Sovereign and Sovereign Agency Issuers — continued
	12,000,000	Panama Government International Bond, 4.50%, due 01/19/63	8,541,000

		Total Panama	53,515,645

		Papua New Guinea — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
	1,100,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	989,863

		Peru — 2.1%
		Sovereign and Sovereign Agency Issuers — 2.1%
PEN	42,800,000	Peru Government Bond, 6.15%, due 08/12/32	9,919,357
	29,100,000	Peruvian Government International Bond, 3.60%, due 01/15/72	18,802,238
	45,195,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	30,149,584

		Total Peru	58,871,179

		Philippines — 2.1%
		Sovereign and Sovereign Agency Issuers — 2.1%
	3,800,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	5,130,000
	3,200,000	Philippine Government International Bond, 3.20%, due 07/06/46	2,288,352
	8,700,000	Philippine Government International Bond, 5.95%, due 10/13/47	9,288,207
	3,500,000	Philippine Government International Bond, 5.50%, due 01/17/48	3,544,135
	32,512,000	Power Sector Assets & Liabilities Management Corp., 9.63%, due 05/15/28	37,571,680

		Total Philippines	57,822,374

		Poland — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	11,400,000	Republic of Poland Government International Bond, 5.75%, due 11/16/32	11,929,872

		Qatar — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	10,878,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	10,869,841

		Republic of North Macedonia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
EUR	7,800,000	North Macedonia Government International Bond, Reg S, 1.63%, due 03/10/28	6,359,247

		Romania — 1.8%
		Sovereign and Sovereign Agency Issuers — 1.8%
EUR	16,200,000	Romanian Government International Bond, 144A, 6.63%, due 09/27/29	17,327,500

See accompanying notes to the financial statements.	14

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†		Description	Value ($)
		Romania — continued
		Sovereign and Sovereign Agency Issuers — continued
	10,900,000	Romanian Government International Bond, Reg S, 6.00%, due 05/25/34	10,573,000
EUR	7,300,000	Romanian Government International Bond, Reg S, 2.88%, due 04/13/42	4,439,694
EUR	5,600,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	4,316,472
EUR	14,900,000	Romanian Government International Bond, Reg S, 3.38%, due 01/28/50	9,219,439
	4,000,000	Romanian Government International Bond, 144A, 7.63%, due 01/17/53	4,317,500

		Total Romania	50,193,605

		Russia — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c) (d) (f)	343,500
	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c) (d) (f)	260,000
	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c) (d) (f)	340,000
	6,400,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35 (c) (d)	320,000
	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35 (c) (d)	1,700,000

		Total Russia	2,963,500

		Rwanda — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	4,500,000	Rwanda International Government Bond, Reg S, 5.50%, due 08/09/31	3,382,875

		Saudi Arabia — 3.5%
		Corporate Debt — 1.3%
	29,989,900	ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39	27,671,306
	11,900,000	EIG Pearl Holdings Sarl, 144A, 4.39%, due 11/30/46	9,046,975

			36,718,281

		Sovereign and Sovereign Agency Issuers — 2.2%
	9,000,000	Saudi Government International Bond, 144A, 5.00%, due 01/18/53	8,212,500
	75,500,000	Saudi Government International Bond, Reg S, 3.45%, due 02/02/61	51,944,000

			60,156,500

		Total Saudi Arabia	96,874,781

		Senegal — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	7,100,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	4,978,875

Par Value†		Description	Value ($)
		Serbia — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	9,700,000	Serbia International Bond, 144A, 6.50%, due 09/26/33	9,433,250
EUR	13,600,000	Serbia International Bond, Reg S, 2.05%, due 09/23/36	8,377,298

		Total Serbia	17,810,548

		South Africa — 4.0%
		Sovereign and Sovereign Agency Issuers — 4.0%
	9,520,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	9,349,592
	19,700,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	19,281,375
ZAR	165,550,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,904,749
ZAR	441,200,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	15,119,130
	54,400,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	39,508,000
	23,100,000	Republic of South Africa Government International Bond, 7.30%, due 04/20/52	19,866,000
	5,700,000	Transnet SOC, Ltd., 144A, 8.25%, due 02/06/28	5,714,250
ZAR	22,200,000	Transnet SOC, Ltd., 13.50%, due 04/18/28	1,333,136

		Total South Africa	112,076,232

		Sri Lanka — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	5,880,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26 (d)	2,200,590
	9,444,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27 (d)	3,380,952
	28,000,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28 (d)	10,153,080
	7,100,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29 (d)	2,574,531
	24,400,000	Sri Lanka Government International Bond, Reg S, 7.55%, due 03/28/30 (d)	8,796,200

		Total Sri Lanka	27,105,353

		SupraNational — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
TRY	213,500,000	International Finance Corp., Reg S, Zero Coupon, due 02/15/29	3,551,663

		Suriname — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
	13,600,000	Republic of Suriname, Reg S, 12.88%, due 12/30/23 (d)	10,756,750
	14,259,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	9,596,307

		Total Suriname	20,353,057

15	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†		Description	Value ($)
		Tajikistan — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	9,274,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	7,139,821

		Trinidad And Tobago — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
	21,100,000	Heritage Petroleum Co., Ltd., 144A, 9.00%, due 08/12/29	22,102,250
	9,900,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	8,712,000

		Total Trinidad And Tobago	30,814,250

		Tunisia — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
JPY	5,960,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	18,384,929
JPY	2,030,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	5,963,791
JPY	730,000,000	Banque Centrale de Tunisie SA, 3.50%, due 02/03/33	2,090,999

		Total Tunisia	26,439,719

		Turkey — 3.9%
		Sovereign and Sovereign Agency Issuers — 3.9%
	13,709,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	12,156,456
	18,702,000	Republic of Turkey, 6.00%, due 01/14/41	13,301,797
	123,313,000	Republic of Turkey, 5.75%, due 05/11/47	82,465,569

		Total Turkey	107,923,822

		Ukraine — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
	5,500,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c) (d)	922,281
	13,900,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/30 (c) (d)	2,396,013
	7,919,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/28 (c) (d)	1,478,873
	4,769,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/29 (c) (d)	892,101
	19,400,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/30 (c) (d)	3,598,700
	30,500,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/34 (c) (d)	5,230,750
	24,300,000	Ukraine Government International Bond, Reg S, 7.25%, due 03/15/35 (c) (d)	4,127,962
	200,000	Ukraine Railways Via Rail Capital Markets Plc, Reg S, 7.88%, due 07/15/28 (c) (d)	38,163

		Total Ukraine	18,684,843

		United Arab Emirates — 1.7%
		Sovereign and Sovereign Agency Issuers — 1.7%
	3,700,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	3,361,913

Par Value†	Description	Value ($)
	United Arab Emirates — continued
	Sovereign and Sovereign Agency Issuers — continued
6,700,000	Abu Dhabi Government International Bond, Reg S, 3.13%, due 09/30/49	4,824,000
7,400,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	4,440,000
6,200,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	5,518,000
15,900,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	10,074,637
23,000,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	15,525,000
2,700,000	MDGH GMTN (RSC) Ltd., 144A, 5.50%, due 04/28/33	2,796,390

	Total United Arab Emirates	46,539,940

	United States — 1.0%
	Asset-Backed Securities — 0.2%
779,899	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 4.83%, due 12/15/35	747,624
250,470	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 4.83%, due 12/15/35	246,258
565,949	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 4.79%, due 05/15/36	535,306
6,596,745	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 4.77%, due 11/25/36	2,205,021
6,650,816	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 4.84%, due 11/25/36	2,223,281
3,436,411	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 4.98%, due 04/25/37	1,312,952

		7,270,442

	U.S. Government — 0.8%
9,100,000	U.S. Treasury Note, 3.88%, due 11/30/27	8,970,254
14,000,000	U.S. Treasury Note, 3.38%, due 08/15/42 (g)	12,604,375

		21,574,629

	Total United States	28,845,071

	Uruguay — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
17,018,000	Uruguay Government International Bond, 5.10%, due 06/18/50	16,660,622

See accompanying notes to the financial statements.	16

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	Uzbekistan — 0.5%
	Sovereign and Sovereign Agency Issuers — 0.5%
6,200,000	Republic of Uzbekistan International Bond, Reg S, 3.70%, due 11/25/30	4,968,912
1,037,000	Uzbek Industrial & Construction Bank ATB, Reg S, 5.75%, due 12/02/24	971,151
8,100,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	6,662,250

	Total Uzbekistan	12,602,313

	Venezuela — 1.6%
	Sovereign and Sovereign Agency Issuers — 1.6%
111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (d)	835,988
176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	7,920,000
61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	2,788,515
19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,855,230
36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	3,568,500
23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	2,315,625
172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	16,847,317
68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	6,698,250
7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	682,500

	Total Venezuela	43,511,925

	Vietnam — 0.8%
	Sovereign and Sovereign Agency Issuers — 0.8%
18,358,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	15,573,321
8,018,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 6.08%, due 03/13/28 (c)	7,376,560

	Total Vietnam	22,949,881

	Zambia — 0.5%
	Sovereign and Sovereign Agency Issuers — 0.5%
2,900,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22 (d)	1,230,325
26,072,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	11,602,040

	Total Zambia	12,832,365

	TOTAL DEBT OBLIGATIONS (COST $3,648,682,706)	2,514,556,850

Par Value†		Description	Value ($)
		LOAN ASSIGNMENTS — 1.2%
		Chad — 0.4%
	2,460,117	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 6.97%, due 09/30/25 (c)	2,017,295
	13,122,676	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 7.22%, due 12/31/27 (c)	8,857,807

		Total Chad	10,875,102

		Kenya — 0.1%
	2,458,335	Republic of Kenya Loan Agreement, 6 mo. LIBOR + 6.70%, 11.96%, due 04/10/25 (a)	2,286,718

		Turkey — 0.7%
	20,192,857	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 8.85%, due 06/23/28 (a)	19,649,339

		TOTAL LOAN ASSIGNMENTS (COST $37,052,058)	32,811,159

		LOAN PARTICIPATIONS — 0.8%
		Angola — 0.4%
	194,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 9.76%, due 12/07/23 (c)	194,000
	7,771,429	Republic of Angola Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	7,421,714
	5,133,333	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	4,928,000

		Total Angola	12,543,714

		Egypt — 0.0%
CHF	237	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	218

		Iraq — 0.3%
EUR	559,895	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	467,838
JPY	891,873,600	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	5,142,087
JPY	189,322,071	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,091,534
JPY	80,472,432	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	463,963

		Total Iraq	7,165,422

17	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value† / Shares		Description	Value ($)
		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	2

		Sudan — 0.1%
CHF	11,833,578	Republic of Sudan Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (d)	1,256,419
CHF	5,155,077	Republic of Sudan Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (d)	547,335

		Total Sudan	1,803,754

		TOTAL LOAN PARTICIPATIONS (COST $42,059,370)	21,513,110

		INVESTMENT FUNDS — 0.3%
		Colombia — 0.3%
	6,371,845	Bona Fide Investments Feeder LLC (a) (h)	7,035,403

		TOTAL INVESTMENT FUNDS (COST $6,371,845)	7,035,403

		MUTUAL FUNDS — 2.4%
		United States — 2.4%
		Affiliated Issuers — 2.4%
	13,532,923	GMO U.S. Treasury Fund	67,529,288

		TOTAL MUTUAL FUNDS (COST $67,761,027)	67,529,288

		RIGHTS/WARRANTS — 0.3%
		Argentina — 0.2%
EUR	271,989,676	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (i)	5,088,400

Shares		Description	Value ($)
		Argentina — continued
JPY	600,789,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (a) (i)	39,023

		Total Argentina	5,127,423

		Ukraine — 0.1%
	11,746,000	Government of Ukraine GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (c) (d) (i)	3,177,293

		TOTAL RIGHTS/WARRANTS (COST $44,800,544)	8,304,716

		SHORT-TERM INVESTMENTS — 1.5%
		Money Market Funds — 0.2%
	5,308,770	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (j)	5,308,770

		Repurchase Agreements — 1.3%
	35,999,722	Nomura Securities International, Inc. Repurchase Agreement, dated, 02/28/23 maturing on 3/01/23 with a maturity value of $36,004,232 and an effective yield of 4.51%, collateralized by a U.S. Treasury Note with maturity date 12/31/29 and a market value of $36,734,410.	35,999,722

		TOTAL SHORT-TERM INVESTMENTS (COST $41,308,492)	41,308,492

		TOTAL INVESTMENTS — 96.7% (Cost $3,888,036,042)	2,693,059,018
		Other Assets and Liabilities (net) — 3.3%	93,302,321

		TOTAL NET ASSETS — 100.0%	$2,786,361,339

Additional information on each restricted security is as follows:

			Value as a
			Percentage	Value as of
Issuer	Acquisition	Acquisition	of Fund’s	February 28,
Description	Date	Cost	Net Assets	2023
Bona Fide Investments Feeder LLC	12/31/21	$6,371,845	0.3%	$7,035,403
GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,683,240	0.0%	343,500
GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,331,091	0.0%	260,000
GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,890,814	0.0%	340,000

				$7,978,903

See accompanying notes to the financial statements.	18

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Bond Forward Contracts

Reference Entity	Counterparty	Notional Amount		Expiration Date	Net Unrealized Appreciation/ (Depreciation)($)
Colombian TES	CITI	COP	101,950,000,000	03/16/23	(779,711)
Colombian TES	CITI	COP	59,980,000,000	03/21/23	50,594
Colombian TES	CITI	COP	78,000,000,000	03/23/23	(131,990)

					$(861,107)

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)	Settlement Date	Counterparty	Currency Sold	Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
05/03/2023	SSB	BRL	28,700,000	USD	5,525,287	102,823	04/11/2023	JPM	COP 67,220,000,000	USD	13,515,633	(207,948)
03/21/2023	MSCI	EUR	120,100,000	USD	128,662,890	1,488,341	05/10/2023	MSCI	PEN 36,200,000	USD	9,322,208	(171,070)

03/21/2023	SSB	GBP	45,900,000	USD	55,282,832	53,268						$2,217,237

03/17/2023	MSCI	JPY	4,861,900,000	USD	36,506,095	723,580
05/31/2023	MSCI	ZAR	289,300,000	USD	15,863,656	228,243

Reverse Repurchase Agreements

Average balance outstanding	$(4,305,840)
Average interest rate (net)	1.04%
Maximum balance outstanding	$(12,778,500)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount	Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)
Put Sold USD 7,946,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(157,475)	19,539
Put Sold USD 41,197,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,450,009)	135,667
Put Sold USD 81,200,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(4,508,450)	146,469

			$(6,115,934)	$301,675

19	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.38.V1	USD	116,100,000	1.00%	2.41%	N/A	12/20/2027	Quarterly	$11,377,800	$6,636,276	$(4,741,524)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Republic of Nigeria	JPM	USD	9,100,000	5.00%	4.94%	N/A	12/20/2023	Quarterly	182,831	(3,898)	(186,729)
Petrobras Global Finance BV	CITI	USD	40,600,000	1.00%	1.31%	N/A	12/20/2024	Quarterly	644,565	218,504	(426,061)
Republic of Brazil	CITI	USD	14,000,000	1.00%	1.00%	N/A	12/20/2024	Quarterly	128,035	(813)	(128,848)
Republic of Colombia	CITI	USD	45,000,000	1.00%	1.47%	N/A	12/20/2024	Quarterly	667,284	361,752	(305,532)
Republic of South Africa	BCLY	USD	37,800,000	1.00%	1.36%	N/A	12/20/2024	Quarterly	718,543	233,187	(485,356)
Republic of Turkey	BCLY	USD	14,000,000	1.00%	4.80%	N/A	12/20/2024	Quarterly	1,744,254	881,158	(863,096)
Republic of Turkey	CITI	USD	19,700,000	1.00%	4.80%	N/A	12/20/2024	Quarterly	1,335,735	1,239,915	(95,820)
Commonwealth of Bahamas	DB	EUR	23,501,331	1.00%	5.04%	N/A	06/20/2025	Quarterly	2,918,259	1,149,429	(1,768,830)
Kingdom of Bahrain	MORD	USD	6,000,000	1.00%	2.39%	N/A	12/20/2027	Quarterly	546,195	342,886	(203,309)
Republic of Colombia	CITI	USD	4,900,000	1.00%	2.83%	N/A	12/20/2027	Quarterly	395,462	367,073	(28,389)
Republic of Egypt	CITI	USD	2,500,000	1.00%	10.45%	N/A	12/20/2027	Quarterly	712,500	757,945	45,445
Republic of Egypt	JPM	USD	2,800,000	1.00%	10.45%	N/A	12/20/2027	Quarterly	772,800	848,899	76,099
Republic of Egypt	JPM	USD	2,800,000	1.00%	10.45%	N/A	12/20/2027	Quarterly	812,000	848,899	36,899
Republic of South Africa	GS	USD	41,600,000	1.00%	2.55%	N/A	12/20/2027	Quarterly	3,589,670	2,657,729	(931,941)
Republic of Turkey	MORD	USD	10,400,000	1.00%	5.58%	N/A	12/20/2027	Quarterly	2,530,009	1,780,230	(749,779)
United States of Mexico	MORD	USD	16,200,000	1.00%	1.16%	N/A	12/20/2027	Quarterly	497,689	108,575	(389,114)
United States of Mexico	GS	USD	16,200,000	1.00%	1.51%	N/A	06/20/2029	Quarterly	1,287,609	445,806	(841,803)
United States of Mexico	GS	USD	16,200,000	1.00%	1.82%	N/A	09/20/2031	Quarterly	2,138,931	905,656	(1,233,275)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	2,787,000	1.00%	5.50%	2,787,000 USD	06/20/2023	Quarterly	(508,122)	(25,419)	482,703
Commonwealth of Bahamas	DB	USD	5,675,000	1.00%	5.50%	5,675,000 USD	06/20/2023	Quarterly	(1,017,200)	(51,760)	965,440

See accompanying notes to the financial statements.	20

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Commonwealth of Bahamas	DB	USD	31,567,771	1.00%	5.04%	31,567,771 USD	06/20/2025	Quarterly	(3,380,251)	(1,429,578)	1,950,673

									$16,716,798	$11,636,175	$(5,080,623)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
BRL-CDI	12.70%	BRL	1,780,364,487	01/02/2025	At Maturity	—	19,902	19,902
0.30%	JPY-TONA-OIS-COMPOUND	JPY	9,270,000,000	12/21/2027	Annually	(67,598)	433,714	501,312
USD - SOFR - COMPOUND	4.01%	USD	50,400,000	12/21/2027	Annually	643,722	(22,276)	(665,998)
0.58%	JPY-TONA-OIS-COMPOUND	JPY	4,710,000,000	12/21/2032	Annually	(108,339)	832,645	940,984
2.80%	6 Month EURIBOR	EUR	22,600,000	03/16/2033	Semi-Annually	86,566	884,703	798,137
2.85%	GBP - SONIA - COMPOUND	GBP	24,900,000	03/15/2053	Annually	298,148	3,637,299	3,339,151
2.30%	6 Month EURIBOR	EUR	30,200,000	03/19/2053	Semi-Annually	(91,667)	2,632,278	2,723,945

						$760,832	$8,418,265	$7,657,433

21	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security is backed by U.S. Treasury Bonds.
(c)	Investment valued using significant unobservable inputs (Note 2).
(d)	Security is in default.
(e)	Security is backed by the United States International Development Finance Corporation.
(f)	The security is restricted as to resale.
(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.
(i)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.
(j)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 63.

See accompanying notes to the financial statements.	22

GMO High Yield Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Structured Products team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class VI shares of GMO High Yield Fund returned -2.90% (net) for the fiscal year ended February 28, 2023, as compared with -5.36% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products as well as cash high yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals as well as other factors.

The Fund’s allocation to portfolio products, including standardized total return swaps and credit default swap indices, contributed positively towards outperformance over the benchmark, as did the short volatility overlay, while the high-quality BB bonds in the Fund underperformed the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

23

GMO High Yield Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO High Yield Fund Class VI Shares and the Markit iBoxx USD Liquid High Yield Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	Since Inception
Class VI	-2.90%	6/25/18 3.59%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited.

For Class VI the gross expense ratio of 0.55% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Class listed above, the net expense ratio of 0.46% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

24

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Short-Term Investments	52.1%
Debt Obligations	46.8
Swap Contracts	1.4
Futures Contracts	(0.0)^
Written Options	(0.0)^
Other	(0.3)

100.0%

Industry Group Summary¤	% of Investments
Consumer Cyclical	21.7%
Communications	15.4
Consumer Non-Cyclical	11.4
Energy	10.9
Communications	8.8
Technology	5.9
Basic Industry	5.0
Transportation	4.9
Electric	4.0
Finance Companies	3.0
REITS	2.4
Other Financial	2.1
Insurance	1.8
Banking	1.0
Cash/Cash Equivalents	0.8
Brokerage/Asset Managers/Exchanges	0.5
Other Industrial	0.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

^	Rounds to 0.0%.

25

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 46.8%
	Corporate Debt — 19.5%
	Australia — 1.6%
2,625,000	FMG Resources August 2006 Pty. Ltd., 144A, 4.38%, due 04/01/31	2,214,715
1,950,000	Mineral Resources Ltd, 144A, 8.00%, due 11/01/27	1,940,250

	Total Australia	4,154,965

	Canada — 0.5%
190,000	Air Canada, 144A, 3.88%, due 08/15/26	171,158
1,200,000	Methanex Corp, 5.25%, due 12/15/29	1,099,500

	Total Canada	1,270,658

	Cayman Islands — 1.2%
950,000	Melco Resorts Finance Ltd, 144A, 5.75%, due 07/21/28	816,402
1,500,000	Melco Resorts Finance Ltd, 144A, 5.38%, due 12/04/29	1,239,765
981,000	Sands China Ltd, 5.90%, due 08/08/28	928,993

	Total Cayman Islands	2,985,160

	United Kingdom — 0.7%
1,020,000	Virgin Media Secured Finance Plc, 144A, 5.50%, due 05/15/29	924,283
1,000,000	Virgin Media Secured Finance Plc, 144A, 4.50%, due 08/15/30	823,233

	Total United Kingdom	1,747,516

	United States — 15.5%
650,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144A, 5.50%, due 04/20/26	632,611
1,950,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144A, 5.75%, due 04/20/29	1,854,675
325,000	Apache Corp., 5.35%, due 07/01/49	257,429
125,000	Bath & Body Works, Inc., 6.88%, due 11/01/35	110,324
3,750,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 4.75%, due 03/01/30	3,153,637
250,000	Cogent Communications Group, Inc., 144A, 3.50%, due 05/01/26	227,065
748,000	CoreCivic, Inc., 8.25%, due 04/15/26	757,253
1,500,000	Crown Americas LLC, 5.25%, due 04/01/30	1,395,557
500,000	Delta Air Lines, Inc., 7.38%, due 01/15/26	514,500
400,000	Enact Holdings, Inc., 144A, 6.50%, due 08/15/25	393,100
1,125,000	FirstEnergy Corp., 4.15%, due 07/15/27	1,049,400
125,000	Fluor Corp., 4.25%, due 09/15/28	112,787
1,000,000	Gap, Inc. (The), 144A, 3.88%, due 10/01/31	717,460
1,100,000	Howard Hughes Corp. (The), 144A, 5.38%, due 08/01/28	996,875

Par Value†	Description	Value ($)
	Corporate Debt — continued
	United States — continued
1,050,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, due 05/15/27	971,300
1,625,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, due 02/01/29	1,403,517
1,975,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	1,628,861
500,000	KB Home, 4.80%, due 11/15/29	436,250
2,650,000	Kohl’s Corp., 3.63%, due 05/01/31	1,863,215
625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, due 02/01/27	531,290
1,500,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.75%, due 06/15/29	1,219,760
700,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	640,434
1,800,000	Las Vegas Sands Corp., 3.90%, due 08/08/29	1,569,464
1,625,000	Mattel, Inc., 144A, 3.38%, due 04/01/26	1,490,937
750,000	Molina Healthcare, Inc., 144A, 3.88%, due 05/15/32	615,757
625,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	505,694
262,000	New Fortress Energy, Inc., 144A, 6.75%, due 09/15/25	245,667
1,500,000	New Fortress Energy, Inc., 144A, 6.50%, due 09/30/26	1,372,500
1,125,000	Newell Brands, Inc., 5.63%, due 04/01/36	952,814
316,000	NextEra Energy Operating Partners LP, 144A, 4.50%, due 09/15/27	289,930
812,000	Occidental Petroleum Corp., 8.50%, due 07/15/27	871,187
850,000	OneMain Finance Corp., 6.13%, due 03/15/24	838,084
250,000	OneMain Finance Corp., 6.88%, due 03/15/25	244,058
875,000	OneMain Finance Corp., 7.13%, due 03/15/26	850,596
375,000	OneMain Finance Corp., 6.63%, due 01/15/28	349,203
1,750,000	PDC Energy, Inc., 5.75%, due 05/15/26	1,671,226
836,000	PG&E Corp., 5.00%, due 07/01/28	763,310
750,000	PG&E Corp., 5.25%, due 07/01/30	669,375
375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	362,344
800,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	743,998
171,875	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144A, 8.00%, due 09/20/25	172,519
378,125	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144A, 8.00%, due 09/20/25	379,543
400,000	Topaz Solar Farms LLC, 144A, 5.75%, due 09/30/39	370,628
1,350,000	United Airlines, Inc., 144A, 4.38%, due 04/15/26	1,270,592

See accompanying notes to the financial statements.	26

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value† / Shares	Description	Value ($)
	Corporate Debt — continued
	United States — continued
748,000	United Airlines, Inc., 144A, 4.63%, due 04/15/29	663,129
565,000	Western Midstream Operating LP, 3.35%, due 02/01/25	535,487
1,375,000	Western Midstream Operating LP, 3.95%, due 06/01/25	1,306,250

	Total United States	39,971,592

	Total Corporate Debt	50,129,891

	U.S. Government — 27.3%
3,480,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 4.84%, due 07/31/23 (a)	3,479,128
54,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.73%, due 04/30/24 (a)	53,918,206
6,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 07/31/24 (a)	5,997,945
6,700,000	U.S. Treasury Note, Variable Rate, SOFR + 0.20%, 5.01%, due 01/31/25 (a)	6,707,023

	Total U.S. Government	70,102,302

	TOTAL DEBT OBLIGATIONS (COST $122,744,232)	120,232,193

	SHORT-TERM INVESTMENTS — 52.1%
	Repurchase Agreements — 41.2%
105,999,397	Nomura Securities International, Inc. Repurchase Ageement, dated 02/28/23, maturing on 03/01/23 with a maturity value of $106,012,676 and an effective yield of 4.51%, collateralized by a U.S. Treasury Note with maturity date 12/31/29 and a market value of $108,162,650.	105,999,397

	U.S. Government Agency — 9.7%
25,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 4.62%, due 04/06/23	25,000,732

	Money Market Funds — 1.2%
3,093,108	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (b)	3,093,108

	TOTAL SHORT-TERM INVESTMENTS (COST $134,092,505)	134,093,237

	TOTAL INVESTMENTS — 98.9% (Cost $256,836,737)	254,325,430
	Other Assets and Liabilities (net) — 1.1%	2,889,641

	TOTAL NET ASSETS — 100.0%	$257,215,071

27	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
68	U.S. Treasury Note 10 Yr. (CBT)	June 2023	7,592,625	11,751
55	U.S. Treasury Note 2 Yr. (CBT)	June 2023	11,204,961	(7,164)
163	U.S. Treasury Note 5 Yr. (CBT)	June 2023	17,449,914	(6,497)

			$36,247,500	$(1,910)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
4	U.S. Long Bond (CBT)	June 2023	500,875	119
1	U.S. Ultra Bond (CBT)	June 2023	135,062	22

			$635,937	$141

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.HYS.39	DB	99.00%	03/15/23	USD (50,188,000)	Fixed Spread	Pay	(64,112)

				TOTAL WRITTEN OPTIONS
				(Premiums $612,795)			$(64,112)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.39.V1	USD 42,408,000	5.00%	4.63%	42,408,000 USD	12/20/2027	Quarterly	$840,336	$587,139	$(253,197)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	28

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD 29,740,000	03/20/2023	Quarterly	628	858,739	858,111
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD 73,200,000	03/20/2023	Quarterly	(2,739)	2,386,902	2,389,641
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD 24,730,000	03/20/2023	Quarterly	(654)	172,227	172,881
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD 22,440,000	03/20/2023	Quarterly	(593)	177,318	177,911
Total Return on iShares iBoxx High Yield Corporate Bond ETF	SOFR	MORD	USD 29,510,000	03/20/2023	At Maturity	(593,691)	(852,098)	(258,407)
1 Month Federal Funds Rate minus 1.85%	Total Return on iShares iBoxx High Yield Corporate Bond ETF	GS	USD 30,004,039	03/22/2023	Monthly	—	239,416	239,416

						$(597,049)	$2,982,504	$3,579,553

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 63.

29	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Rates & FX team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Multi-Sector Fixed Income Fund returned –10.54% (net) for the fiscal year ended February 28, 2023, as compared with -9.72% for the Bloomberg U.S. Aggregate Index.

The Fund’s investment exposure was implemented through global interest rate and currency derivatives, as well as indirect (through other GMO Funds, including GMO Opportunistic Income Fund and GMO Emerging Country Debt Fund) and direct fixed income investments.

The Fund’s overweight positioning to off-benchmark securitized products and emerging country debt added relative returns, while security selection from investment grade corporate bonds also provided support. Active rates and currencies strategies drew down during the period.

Developed markets interest rate performance was near flat, as gains from active duration positions in Switzerland and the U.S. washed with losses from European and UK exposure. Slope positioning (2-year vs. 10-year) added value, namely from trading European and Canadian interest rate curves.

Developed market currency positioning hurt the portfolio, most notably because of U.S. dollar strength, but market selection also contributed to the drawdown. Currency selection was negative in Japanese yen and Norwegian krone, but positive in Canadian dollar. Exposure to emerging currencies outperformed, as cross-market selection was strong in LatAm and Asia.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

31

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Multi-Sector Fixed Income Fund Class III Shares and the

Bloomberg U.S. Aggregate Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class III	-10.54%	0.42%	1.31%
Class IV	-10.56%	0.45%	1.36%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For Class III and IV the gross expense ratio of 0.68% and 0.64%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.45% and 0.40% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

32

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	76.0%
Short-Term Investments	37.2
Swap Contracts	0.5
Forward Currency Contracts	0.4
Loan Assignments	0.1
Loan Participations	0.0^
Rights/Warrants	0.0^
Investment Funds	0.0^
Purchased Options	0.0^
Bond Forward Contracts	(0.0)^
Written Options/Credit Linked Options	(0.0)^
Futures Contracts	(0.0)^
Other	(14.2)

100.0%

Country/Region Summary¤	% of Investments
United States	95.3%
Australia	11.2
Switzerland	5.9
Other Developed	0.6 ‡
New Zealand	(1.7)
Sweden	(3.9)
Euro Region	(7.4)§

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

33

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 54.1%
	Canada — 0.5%
	Corporate Debt
150,000	Fairfax Financial Holdings Ltd, 144A, 5.63%, due 08/16/32	142,593
150,000	Rogers Communications Inc, 5.00%, due 03/15/44	130,227
150,000	Rogers Communications Inc, 144A, 4.50%, due 03/15/42	122,970
150,000	Rogers Communications Inc, 144A, 4.55%, due 03/15/52	119,632

	Total Canada	515,422

	Germany — 0.7%
	Corporate Debt
400,000	Deutsche Bank AG, Variable Rate, 3.96%, due 11/26/25	383,681
200,000	Deutsche Bank AG, Variable Rate, 6.72%, due 01/18/29	202,118
200,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	166,916

	Total Germany	752,715

	Ireland — 0.4%
	Corporate Debt
250,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, due 07/21/27	226,423
200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, due 01/30/32	160,048

	Total Ireland	386,471

	Japan — 1.7%
	Corporate Debt
300,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.08%, due 04/19/28	284,745
200,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.32%, due 04/19/33	181,858
200,000	Mizuho Financial Group Inc, 5.75%, due 05/27/34	199,011
200,000	Mizuho Financial Group, Inc., 4.02%, due 03/05/28	188,288
250,000	Mizuho Financial Group, Inc., 4.25%, due 09/11/29	233,219
200,000	Sumitomo Mitsui Financial Group Inc, 5.46%, due 01/13/26	199,561
200,000	Sumitomo Mitsui Financial Group Inc, 5.77%, due 01/13/33	201,626
250,000	Takeda Pharmaceutical Co. Ltd., 5.00%, due 11/26/28	246,836

	Total Japan	1,735,144

Par Value†	Description	Value ($)
	Netherlands — 0.4%
	Corporate Debt
200,000	ING Groep NV, Variable Rate, 4.02%, due 03/28/28	187,822
350,000	ING Groep NV, Variable Rate, 2.73%, due 04/01/32	282,344

	Total Netherlands	470,166

	Spain — 0.6%
	Corporate Debt
200,000	Banco Bilbao Vizcaya Argentaria SA, 1.13%, due 09/18/25	179,095
200,000	Banco Bilbao Vizcaya Argentaria SA, Variable Rate, 5.86%, due 09/14/26	198,557
200,000	Banco Bilbao Vizcaya Argentaria SA, Variable Rate, 6.14%, due 09/14/28	202,618

	Total Spain	580,270

	United Kingdom — 3.7%
	Corporate Debt
200,000	Barclays Plc, Variable Rate, 5.50%, due 08/09/28	195,988
200,000	Barclays Plc, Variable Rate, 4.97%, due 05/16/29	190,458
300,000	Barclays Plc, Variable Rate, 2.89%, due 11/24/32	232,929
300,000	BAT Capital Corp., 4.39%, due 08/15/37	232,865
200,000	HSBC Holdings Plc, Variable Rate, 2.25%, due 11/22/27	175,928
200,000	HSBC Holdings Plc, Variable Rate, 4.58%, due 06/19/29	187,927
500,000	HSBC Holdings Plc, Variable Rate, 3.97%, due 05/22/30	447,997
250,000	Lloyds Banking Group Plc, Variable Rate, 3.75%, due 03/18/28	231,346
200,000	Lloyds Banking Group Plc, 4.55%, due 08/16/28	189,443
250,000	Mead Johnson Nutrition Co., 4.13%, due 11/15/25	242,810
250,000	Natwest Group Plc, Variable Rate, 3.07%, due 05/22/28	225,562
200,000	Natwest Group Plc, Variable Rate, 4.89%, due 05/18/29	191,176
200,000	NatWest Group Plc, Variable Rate, 4.52%, due 06/25/24	198,921
250,000	Prudential Plc, 3.13%, due 04/14/30	220,029
150,000	RELX Capital Inc, 4.00%, due 03/18/29	138,872
300,000	Reynolds American, Inc., 5.70%, due 08/15/35	272,781
250,000	Reynolds American, Inc., 6.15%, due 09/15/43	229,166

	Total United Kingdom	3,804,198

	United States — 46.1%
	Asset-Backed Securities — 3.2%
3,380,000	Citigroup Commercial Mortgage Trust, 144A, 3.90%, due 05/10/36	3,338,035

See accompanying notes to the financial statements.	34

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — 16.8%
300,000	AbbVie, Inc., 4.50%, due 05/14/35	278,459
250,000	AES Corp. (The), 1.38%, due 01/15/26	221,241
150,000	AES Corp. (The), 2.45%, due 01/15/31	119,150
250,000	Aircastle Ltd., 4.13%, due 05/01/24	244,160
200,000	Aircastle Ltd., 4.25%, due 06/15/26	189,840
250,000	Altria Group, Inc., 5.80%, due 02/14/39	230,395
150,000	Altria Group, Inc., 5.95%, due 02/14/49	134,312
350,000	Altria Group, Inc., 4.00%, due 02/04/61	231,370
150,000	Amcor Finance USA, Inc., 3.63%, due 04/28/26	141,577
200,000	American Financial Group, Inc., 4.50%, due 06/15/47	165,202
250,000	Amgen, Inc., 4.40%, due 02/22/62	200,173
150,000	Arch Capital Group US, Inc., 5.14%, due 11/01/43	136,355
250,000	Athene Holding Ltd., 4.13%, due 01/12/28	233,754
200,000	Athene Holding Ltd., 6.15%, due 04/03/30	201,907
150,000	AutoZone, Inc., 4.00%, due 04/15/30	137,843
100,000	Baxalta, Inc., 5.25%, due 06/23/45	94,720
200,000	Biogen, Inc., 4.05%, due 09/15/25	193,629
150,000	Biogen, Inc., 2.25%, due 05/01/30	121,442
200,000	Boeing Co. (The), 5.71%, due 05/01/40	190,404
200,000	Boeing Co. (The), 5.81%, due 05/01/50	190,245
250,000	Boeing Co. (The), 5.93%, due 05/01/60	233,455
150,000	Booking Holdings, Inc., 3.60%, due 06/01/26	142,982
300,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	241,529
150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	130,474
200,000	Cardinal Health, Inc., 3.08%, due 06/15/24	193,673
300,000	Cardinal Health, Inc., 4.37%, due 06/15/47	239,530
400,000	Carrier Global Corp., 2.72%, due 02/15/30	337,543
150,000	CDW LLC / CDW Finance Corp., 4.25%, due 04/01/28	136,456
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	167,320
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	94,051
400,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	394,642
200,000	Cheniere Energy Partners LP, 5.38%, due 07/15/25	197,533
250,000	Cheniere Energy Partners LP, 4.50%, due 10/01/29	226,877
200,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	172,330
250,000	Cigna Group (The), 3.88%, due 10/15/47	191,045
150,000	Cigna Group (The), 4.90%, due 12/15/48	134,910
150,000	Continental Resources, Inc., 4.90%, due 06/01/44	112,251
350,000	Corning, Inc., 5.45%, due 11/15/79	310,127
200,000	DCP Midstream Operating LP, 5.63%, due 07/15/27	197,993

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
200,000	Dick’s Sporting Goods, Inc., 3.15%, due 01/15/32	157,967
200,000	Dick’s Sporting Goods, Inc., 4.10%, due 01/15/52	132,782
500,000	Elevance Health, Inc., 2.38%, due 01/15/25	473,342
100,000	Eli Lilly & Co., 3.38%, due 03/15/29	92,826
150,000	Eli Lilly & Co., 4.15%, due 03/15/59	131,284
200,000	F&G Annuities & Life, Inc., 7.40%, due 01/13/28	200,078
150,000	Gilead Sciences, Inc., 4.00%, due 09/01/36	132,078
250,000	GLP Capital LP / GLP Financing II, Inc., 5.38%, due 04/15/26	243,807
150,000	GLP Capital LP / GLP Financing II, Inc., 5.75%, due 06/01/28	146,696
250,000	GLP Capital LP / GLP Financing II, Inc., 4.00%, due 01/15/31	214,375
200,000	HCA, Inc., 5.25%, due 06/15/49	172,500
150,000	Host Hotels & Resorts LP, 3.50%, due 09/15/30	124,688
150,000	International Business Machines Corp., 4.15%, due 05/15/39	127,199
150,000	International Business Machines Corp., 3.43%, due 02/09/52	105,158
150,000	Interpublic Group of Cos., Inc. (The), 4.75%, due 03/30/30	143,050
150,000	Kirby Corp., 4.20%, due 03/01/28	140,031
300,000	Kyndryl Holdings, Inc., 3.15%, due 10/15/31	223,976
350,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	320,217
250,000	Lowe’s Cos., Inc., 5.80%, due 09/15/62	241,519
100,000	Marathon Oil Corp., 5.20%, due 06/01/45	84,252
150,000	McDonald’s Corp., (MTN), 4.70%, due 12/09/35	141,982
150,000	McDonald’s Corp., (MTN), 4.45%, due 03/01/47	129,523
150,000	Morgan Stanley, Variable Rate, 3.62%, due 04/01/31	132,821
150,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	117,332
150,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	119,223
150,000	Motorola Solutions, Inc., 5.60%, due 06/01/32	146,831
300,000	Mylan, Inc., 5.20%, due 04/15/48	229,119
150,000	Northrop Grumman Corp., 5.15%, due 05/01/40	145,478
200,000	NVIDIA Corp., 3.50%, due 04/01/50	155,097
200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	157,603
150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	107,221
250,000	O’Reilly Automotive, Inc., 4.20%, due 04/01/30	234,369
200,000	O’Reilly Automotive, Inc., 4.70%, due 06/15/32	190,568

35	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
200,000	Otis Worldwide Corp., 2.06%, due 04/05/25	186,572
250,000	Pacific Gas & Electric Co., 3.75%, due 07/01/28	224,659
250,000	Pacific Gas & Electric Co., 5.90%, due 06/15/32	241,606
150,000	Pacific Gas & Electric Co., 4.75%, due 02/15/44	117,464
200,000	Philip Morris International, Inc., 4.13%, due 03/04/43	157,941
250,000	Philip Morris International, Inc., 4.88%, due 11/15/43	217,671
150,000	Philip Morris International, Inc., 4.25%, due 11/10/44	119,655
150,000	Reinsurance Group of America, Inc., 3.90%, due 05/15/29	137,333
250,000	Reinsurance Group of America, Inc., 3.15%, due 06/15/30	213,751
200,000	Ross Stores, Inc., 4.60%, due 04/15/25	196,912
200,000	Southern Copper Corp, 5.88%, due 04/23/45	201,163
150,000	State Street Corp., Variable Rate, 4.82%, due 01/26/34	144,611
150,000	Synchrony Financial, 4.25%, due 08/15/24	146,377
150,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	128,738
250,000	T-Mobile USA, Inc., 5.80%, due 09/15/62	245,125
150,000	Trane Technologies Luxembourg Finance SA, 3.80%, due 03/21/29	138,125
350,000	Union Pacific Corp., 4.10%, due 09/15/67	274,502
350,000	Union Pacific Corp., 3.80%, due 04/06/71	255,973
50,000	UnitedHealth Group, Inc., 4.95%, due 05/15/62	47,059
300,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	233,430
150,000	VeriSign, Inc., 2.70%, due 06/15/31	121,112
350,000	Viatris, Inc., 4.00%, due 06/22/50	225,756
200,000	Williams Cos, Inc. (The), 5.10%, due 09/15/45	175,803
150,000	Willis North America, Inc., 4.50%, due 09/15/28	142,241

		17,419,470

	U.S. Government — 11.1%
11,500,000	U.S. Treasury Bonds, 1.13%, due 08/15/40 (a)	7,242,754
3,900,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.73%, due 04/30/24 (a)	3,894,093
450,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 07/31/24	449,846

		11,586,693

	U.S. Government Agency — 15.0%
400,000	Federal National Mortgage Association, TBA, 2.00%, due 03/13/53	325,742

Par Value† / Shares		Description	Value ($)
		United States — continued
		U.S. Government Agency — continued
	6,200,000	Federal National Mortgage Association, TBA, 2.50%, due 03/16/38	5,653,625
	5,800,000	Federal National Mortgage Association, TBA, 3.00%, due 03/13/53	5,100,941
	2,100,000	Federal National Mortgage Association, TBA, 2.50%, due 03/13/53	1,778,684
	3,000,000	Federal National Mortgage Association, TBA, 3.00%, due 03/21/53	2,677,793

			15,536,785

		Total United States	47,880,983

		TOTAL DEBT OBLIGATIONS (COST $59,468,788)	56,125,369

		MUTUAL FUNDS — 26.8%
		United States — 26.8%
		Affiliated Issuers
	247,731	GMO Emerging Country Debt Fund, Class VI	4,374,928
	974,867	GMO Opportunistic Income Fund, Class VI	23,494,304

		TOTAL MUTUAL FUNDS (COST $32,367,720)	27,869,232

		SHORT-TERM INVESTMENTS — 33.2%
		Repurchase Agreements — 3.4%
	3,499,595	Nomura Securities International, Inc. Repurchase Agreement, dated, 02/28/23 maturing on 03/01/23 with a maturity value of $3,500,033 and an effective yield of 4.51%, collateralized by a U.S. Treasury Note with maturity date 12/31/29 and a market value of $3,571,015.	3,499,595

		Money Market Funds — 0.3%
	282,880	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (b)	282,880

		Sovereign and Sovereign Agency Issuers — 19.9%
JPY	1,920,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/27/23	14,103,003
JPY	902,200,000	Japan Treasury Discount Bill, Zero Coupon, due 05/15/23	6,628,210

		Total Sovereign and Sovereign Agency Issuers	20,731,213

See accompanying notes to the financial statements.	36

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	U.S. Government Agency — 9.6%
10,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 4.59%, due 06/05/23	9,999,941

	TOTAL SHORT-TERM INVESTMENTS (COST $34,680,315)	34,513,629

	TOTAL INVESTMENTS — 114.1% (Cost $126,516,823)	118,508,230
	Other Assets and Liabilities (net) —(14.1%)	(14,638,919)

	TOTAL NET ASSETS — 100.0%	$103,869,311

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
05/09/2023	BOA	AUD	670,000	USD	452,174	260
05/09/2023	BCLY	AUD	2,350,000	USD	1,624,574	39,504
05/09/2023	MSCI	AUD	540,000	USD	374,178	9,949
05/03/2023	GS	BRL	350,000	USD	67,080	952
05/03/2023	JPM	BRL	400,000	USD	75,912	338
04/03/2023	BCLY	CAD	570,000	USD	425,659	7,805
04/03/2023	GS	CAD	810,000	USD	600,457	6,664
04/03/2023	SSB	CAD	600,000	USD	446,956	7,110
05/16/2023	BCLY	CHF	5,293,976	USD	5,825,911	159,980
04/11/2023	MSCI	COP	960,000,000	USD	199,456	3,464
03/21/2023	SSB	GBP	1,260,000	USD	1,517,568	1,462
05/16/2023	MSCI	HUF	35,000,000	USD	96,238	664
05/08/2023	GS	IDR	2,200,000,000	USD	145,541	1,468
03/31/2023	DB	ILS	1,536,203	USD	432,941	12,081
05/31/2023	MSCI	ILS	350,000	USD	96,951	806
03/27/2023	BOA	JPY	1,920,000,000	USD	14,231,587	80,744
05/15/2023	CITI	JPY	902,200,000	USD	7,121,934	425,355
05/08/2023	CITI	KRW	140,000,000	USD	106,427	138
05/08/2023	GS	KRW	160,000,000	USD	122,063	589
05/31/2023	MSCI	NZD	1,820,000	USD	1,130,484	5,212
05/31/2023	SSB	NZD	950,000	USD	592,159	4,792
04/28/2023	CITI	PHP	15,500,000	USD	282,375	3,425
05/22/2023	GS	PLN	1,050,000	USD	235,165	412
04/27/2023	BCLY	RON	2,981,041	USD	642,855	4,174
05/22/2023	MSCI	SGD	870,686	USD	652,757	5,625
05/22/2023	BCLY	THB	16,222,300	USD	473,920	11,229
03/08/2023	MSCI	TWD	23,445,600	USD	785,468	21,322
05/03/2023	GS	USD	112,910	BRL	600,000	452
04/10/2023	JPM	USD	144,014	CLP	120,000,000	236
04/10/2023	MSCI	USD	304,841	CLP	260,271,500	8,029
04/11/2023	JPM	USD	605,943	COP	3,013,658,000	9,323
05/22/2023	BCLY	USD	197,069	INR	16,420,556	512

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
04/20/2023	MSCI	USD	824,806	MXN	15,619,101	20,962
05/10/2023	MSCI	USD	72,105	PEN	280,000	1,323
05/31/2023	MSCI	ZAR	1,400,000	USD	76,536	872
04/11/2023	MSCI	COP	1,280,000,000	USD	258,354	(2,969)
04/17/2023	MSCI	CZK	15,642,868	USD	702,022	(289)
05/10/2023	MSCI	PEN	280,000	USD	72,558	(871)
05/22/2023	MSCI	PLN	300,000	USD	66,637	(435)
05/08/2023	BCLY	SEK	12,397,350	USD	1,177,459	(11,061)
05/03/2023	CITI	USD	96,641	BRL	500,000	(2,173)
05/03/2023	GS	USD	87,521	BRL	450,000	(2,500)
05/03/2023	SSB	USD	455,050	BRL	2,363,667	(8,468)
04/03/2023	BCLY	USD	3,865,345	CAD	5,187,182	(62,741)
04/10/2023	MSCI	USD	341,139	CLP	280,000,000	(4,553)
04/17/2023	CITI	USD	226,654	CZK	5,000,000	(2,171)
04/17/2023	GS	USD	108,325	CZK	2,400,000	(573)
04/17/2023	MSCI	USD	71,878	CZK	1,600,000	(44)
03/31/2023	GS	USD	1,081,259	EUR	1,010,000	(11,127)
03/31/2023	JPM	USD	4,773,781	EUR	4,470,000	(37,651)
05/16/2023	JPM	USD	602,605	HUF	219,769,900	(2,485)
05/08/2023	JPM	USD	179,939	IDR	2,694,041,000	(3,511)
03/17/2023	MSCI	USD	5,037,540	JPY	670,902,084	(99,848)
05/08/2023	BCLY	USD	12,886	KRW	15,778,325	(907)
05/08/2023	GS	USD	64,944	KRW	80,000,000	(4,207)
04/17/2023	BOA	USD	416,095	NOK	4,100,000	(20,352)
04/17/2023	MSCI	USD	3,662,886	NOK	36,385,429	(150,863)
05/31/2023	SSB	USD	329,211	NZD	530,000	(1,522)
04/28/2023	JPM	USD	136,225	PHP	7,500,000	(1,250)
05/08/2023	BCLY	USD	760,343	SEK	7,900,000	(2,979)
05/22/2023	BCLY	USD	131,261	THB	4,500,000	(2,912)
05/31/2023	MSCI	USD	274,173	ZAR	5,000,000	(3,945)

						$414,826

37	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
24	U.S. Long Bond (CBT)	June 2023	3,005,250	(1,533)
57	U.S. Treasury Note 10 Yr. (CBT)	June 2023	6,364,406	6,216
28	U.S. Treasury Note 2 Yr. (CBT)	June 2023	5,704,344	(11,384)
133	U.S. Treasury Note 5 Yr. (CBT)	June 2023	14,238,273	(14,704)
36	U.S. Treasury Ultra 10 Yr. (CBT)	June 2023	4,218,750	(10,097)

			$33,531,023	$(31,502)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.56%	3 Month AUD BBSW	AUD	3,000,000	03/15/2025	Quarterly	—	24,204	24,204
3.66%	3 Month AUD BBSW	AUD	4,500,000	03/15/2025	Quarterly	—	30,598	30,598
3.70%	3 Month AUD BBSW	AUD	14,859,000	03/15/2025	Quarterly	2,836	93,284	90,448
3 Month AUD BBSW	3.63%	AUD	3,500,000	03/15/2025	Quarterly	—	(25,308)	(25,308)
3 Month AUD BBSW	3.73%	AUD	3,000,000	03/15/2025	Quarterly	—	(17,636)	(17,636)
3 Month AUD BBSW	3.85%	AUD	5,000,000	03/15/2025	Quarterly	—	(21,988)	(21,988)
3 Month AUD BBSW	3.92%	AUD	4,000,000	03/15/2025	Quarterly	—	(13,882)	(13,882)
3.99%	3 Month CAD CDOR	CAD	12,828,000	03/15/2025	Semi-Annually	5,996	123,947	117,951
3.83%	3 Month CAD CDOR	CAD	5,000,000	03/15/2025	Semi-Annually	—	59,628	59,628
3 Month CAD CDOR	4.00%	CAD	2,500,000	03/15/2025	Semi-Annually	—	(23,801)	(23,801)
3 Month CAD CDOR	4.75%	CAD	1,500,000	03/15/2025	Semi-Annually	—	1,371	1,371
CHF - SARON - OIS - COMPOUND	1.36%	CHF	2,500,000	03/15/2025	Annually	—	(24,231)	(24,231)
CHF - SARON - OIS - COMPOUND	1.57%	CHF	1,500,000	03/15/2025	Annually	—	(7,930)	(7,930)
1.18%	CHF - SARON - OIS - COMPOUND	CHF	7,988,000	03/15/2025	Annually	907	106,584	105,677
EUR - EuroSTR - COMPOUND	2.93%	EUR	1,500,000	03/15/2025	Annually	—	(19,755)	(19,755)
EUR - EuroSTR - COMPOUND	2.97%	EUR	5,500,000	03/15/2025	Annually	—	(68,791)	(68,791)
3.19%	EUR - EuroSTR - COMPOUND	EUR	2,500,000	03/15/2025	Annually	—	19,773	19,773
GBP - SONIA - COMPOUND	4.27%	GBP	5,436,000	03/15/2025	Annually	(2,696)	(37,863)	(35,167)
4.45%	GBP - SONIA - COMPOUND	GBP	2,000,000	03/15/2025	Annually	—	6,141	6,141
4.17%	GBP - SONIA - COMPOUND	GBP	3,000,000	03/15/2025	Annually	—	27,874	27,874
4.05%	GBP - SONIA - COMPOUND	GBP	2,000,000	03/15/2025	Annually	—	24,059	24,059
4.87%	3 Month NZD Bank Bill Rate	NZD	2,500,000	03/15/2025	Quarterly	2,008	14,649	12,641
3.20%	3 Month SEK STIBOR	SEK	20,000,000	03/15/2025	Quarterly	—	24,992	24,992
2.97%	3 Month SEK STIBOR	SEK	25,000,000	03/15/2025	Quarterly	—	41,480	41,480
3 Month SEK STIBOR	3.10%	SEK	163,396,000	03/15/2025	Quarterly	1,677	(231,720)	(233,397)
3 Month SEK STIBOR	3.13%	SEK	20,000,000	03/15/2025	Quarterly	—	(27,330)	(27,330)
USD - SOFR - COMPOUND	4.19%	USD	2,000,000	03/15/2025	Annually	—	(26,196)	(26,196)
USD - SOFR - COMPOUND	4.54%	USD	3,000,000	03/15/2025	Annually	—	(19,690)	(19,690)
4.14%	USD - SOFR - COMPOUND	USD	4,958,000	03/15/2025	Annually	3,653	70,166	66,513

See accompanying notes to the financial statements.	38

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.24%	3 Month AUD BBSW	AUD	5,000,000	06/21/2025	Quarterly	—	(1,300)	(1,300)
EUR - EuroSTR - COMPOUND	3.61%	EUR	1,500,000	06/21/2025	Annually	—	747	747
6 Month AUD BBSW	3.99%	AUD	3,406,000	03/15/2033	Semi-Annually	(1,080)	(89,210)	(88,130)
6 Month AUD BBSW	4.03%	AUD	1,200,000	03/15/2033	Semi-Annually	—	(28,866)	(28,866)
6 Month AUD BBSW	4.03%	AUD	1,000,000	03/15/2033	Semi-Annually	—	(24,109)	(24,109)
6 Month AUD BBSW	4.04%	AUD	2,600,000	03/15/2033	Semi-Annually	—	(60,924)	(60,924)
6 Month AUD BBSW	4.07%	AUD	700,000	03/15/2033	Semi-Annually	—	(15,607)	(15,607)
6 Month AUD BBSW	4.19%	AUD	1,100,000	03/15/2033	Semi-Annually	—	(16,937)	(16,937)
6 Month AUD BBSW	4.24%	AUD	1,600,000	03/15/2033	Semi-Annually	—	(20,782)	(20,782)
6 Month AUD BBSW	4.45%	AUD	12,158,000	03/15/2033	Semi-Annually	(4,115)	(21,015)	(16,900)
4.22%	6 Month AUD BBSW	AUD	1,200,000	03/15/2033	Semi-Annually	—	16,398	16,398
4.35%	6 Month AUD BBSW	AUD	1,700,000	03/15/2033	Semi-Annually	—	11,503	11,503
4.32%	6 Month AUD BBSW	AUD	900,000	03/15/2033	Semi-Annually	—	7,624	7,624
4.17%	6 Month AUD BBSW	AUD	700,000	03/15/2033	Semi-Annually	—	11,535	11,535
4.05%	6 Month AUD BBSW	AUD	800,000	03/15/2033	Semi-Annually	—	18,573	18,573
3.24%	3 Month CAD CDOR	CAD	1,128,000	03/15/2033	Semi-Annually	(2,241)	35,635	37,876
3.17%	3 Month CAD CDOR	CAD	1,700,000	03/15/2033	Semi-Annually	—	60,701	60,701
3.23%	3 Month CAD CDOR	CAD	600,000	03/15/2033	Semi-Annually	—	19,400	19,400
3.42%	3 Month CAD CDOR	CAD	800,000	03/15/2033	Semi-Annually	—	16,275	16,275
3.62%	3 Month CAD CDOR	CAD	800,000	03/15/2033	Semi-Annually	—	6,684	6,684
3.82%	3 Month CAD CDOR	CAD	300,000	03/15/2033	Semi-Annually	—	(1,256)	(1,256)
3 Month CAD CDOR	3.18%	CAD	2,844,000	03/15/2033	Semi-Annually	(5,696)	(100,993)	(95,297)
3 Month CAD CDOR	3.28%	CAD	1,100,000	03/15/2033	Semi-Annually	—	(32,093)	(32,093)
3 Month CAD CDOR	3.30%	CAD	1,100,000	03/15/2033	Semi-Annually	—	(30,373)	(30,373)
3 Month CAD CDOR	3.32%	CAD	1,700,000	03/15/2033	Semi-Annually	—	(45,063)	(45,063)
3 Month CAD CDOR	3.44%	CAD	800,000	03/15/2033	Semi-Annually	—	(15,417)	(15,417)
3 Month CAD CDOR	3.45%	CAD	700,000	03/15/2033	Semi-Annually	—	(12,867)	(12,867)
3 Month CAD CDOR	3.56%	CAD	800,000	03/15/2033	Semi-Annually	—	(9,775)	(9,775)
CHF - SARON - OIS - COMPOUND	1.50%	CHF	1,707,000	03/15/2033	Annually	(1,218)	(74,552)	(73,334)
CHF - SARON - OIS - COMPOUND	1.55%	CHF	900,000	03/15/2033	Annually	—	(35,014)	(35,014)
CHF - SARON - OIS - COMPOUND	1.60%	CHF	6,479,000	03/15/2033	Annually	—	(221,216)	(221,216)
CHF - SARON - OIS - COMPOUND	1.73%	CHF	1,000,000	03/15/2033	Annually	—	(21,951)	(21,951)
1.99%	CHF - SARON - OIS - COMPOUND	CHF	500,000	03/15/2033	Annually	—	(1,727)	(1,727)
1.58%	CHF - SARON - OIS - COMPOUND	CHF	500,000	03/15/2033	Annually	—	18,213	18,213
1.91%	CHF - SARON - OIS - COMPOUND	CHF	1,000,000	03/15/2033	Annually	—	3,734	3,734
1.81%	CHF - SARON - OIS - COMPOUND	CHF	400,000	03/15/2033	Annually	—	5,574	5,574
1.97%	CHF - SARON - OIS - COMPOUND	CHF	1,200,000	03/15/2033	Annually	—	(2,047)	(2,047)
EUR - EuroSTR - COMPOUND	2.68%	EUR	600,000	03/15/2033	Annually	—	(17,386)	(17,386)
2.59%	EUR - EuroSTR - COMPOUND	EUR	2,000,000	03/15/2033	Annually	—	74,395	74,395
2.59%	EUR - EuroSTR - COMPOUND	EUR	1,200,000	03/15/2033	Annually	—	44,800	44,800
2.45%	EUR - EuroSTR - COMPOUND	EUR	400,000	03/15/2033	Annually	—	20,184	20,184
2.69%	EUR - EuroSTR - COMPOUND	EUR	700,000	03/15/2033	Annually	—	19,680	19,680
2.88%	EUR - EuroSTR - COMPOUND	EUR	1,400,000	03/15/2033	Annually	—	15,197	15,197

39	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.82%	EUR - EuroSTR - COMPOUND	EUR	900,000	03/15/2033	Annually	—	15,002	15,002
2.87%	EUR - EuroSTR - COMPOUND	EUR	1,100,000	03/15/2033	Annually	—	13,489	13,489
2.90%	EUR - EuroSTR - COMPOUND	EUR	900,000	03/15/2033	Annually	—	8,788	8,788
GBP - SONIA - COMPOUND	3.34%	GBP	1,100,000	03/15/2033	Annually	—	(43,753)	(43,753)
GBP - SONIA - COMPOUND	3.39%	GBP	500,000	03/15/2033	Annually	—	(17,564)	(17,564)
GBP - SONIA - COMPOUND	3.41%	GBP	700,000	03/15/2033	Annually	—	(23,049)	(23,049)
GBP - SONIA - COMPOUND	3.44%	GBP	700,000	03/15/2033	Annually	—	(20,857)	(20,857)
GBP - SONIA - COMPOUND	3.48%	GBP	1,600,000	03/15/2033	Annually	—	(41,099)	(41,099)
GBP - SONIA - COMPOUND	3.56%	GBP	500,000	03/15/2033	Annually	—	(8,930)	(8,930)
3.22%	GBP - SONIA - COMPOUND	GBP	1,214,000	03/15/2033	Annually	2,933	61,922	58,989
3.77%	GBP - SONIA - COMPOUND	GBP	700,000	03/15/2033	Annually	—	(1,709)	(1,709)
3.36%	GBP - SONIA - COMPOUND	GBP	900,000	03/15/2033	Annually	—	33,729	33,729
3.16%	GBP - SONIA - COMPOUND	GBP	600,000	03/15/2033	Annually	—	34,080	34,080
3.48%	GBP - SONIA - COMPOUND	GBP	700,000	03/15/2033	Annually	—	18,426	18,426
3.54%	GBP - SONIA - COMPOUND	GBP	600,000	03/15/2033	Annually	—	11,978	11,978
4.22%	3 Month NZD Bank Bill Rate	NZD	1,900,000	03/15/2033	Quarterly	3,125	44,700	41,575
4.27%	3 Month NZD Bank Bill Rate	NZD	1,000,000	03/15/2033	Quarterly	—	20,836	20,836
4.14%	3 Month NZD Bank Bill Rate	NZD	1,700,000	03/15/2033	Quarterly	—	46,690	46,690
4.47%	3 Month NZD Bank Bill Rate	NZD	1,400,000	03/15/2033	Quarterly	—	15,249	15,249
3 Month NZD Bank Bill Rate	4.22%	NZD	600,000	03/15/2033	Quarterly	(378)	(13,974)	(13,596)
3 Month NZD Bank Bill Rate	4.26%	NZD	1,100,000	03/15/2033	Quarterly	(227)	(23,281)	(23,054)
3 Month NZD Bank Bill Rate	4.59%	NZD	2,200,000	03/15/2033	Quarterly	—	(11,540)	(11,540)
3 Month SEK STIBOR	2.47%	SEK	7,000,000	03/15/2033	Quarterly	—	(45,706)	(45,706)
3 Month SEK STIBOR	2.54%	SEK	11,000,000	03/15/2033	Quarterly	—	(65,735)	(65,735)
3 Month SEK STIBOR	2.59%	SEK	6,000,000	03/15/2033	Quarterly	—	(33,521)	(33,521)
3 Month SEK STIBOR	2.63%	SEK	5,000,000	03/15/2033	Quarterly	—	(26,350)	(26,350)
3 Month SEK STIBOR	2.81%	SEK	8,000,000	03/15/2033	Quarterly	—	(30,416)	(30,416)
2.51%	3 Month SEK STIBOR	SEK	35,729,000	03/15/2033	Quarterly	2,229	221,138	218,909
2.62%	3 Month SEK STIBOR	SEK	4,000,000	03/15/2033	Quarterly	—	21,305	21,305
3.00%	3 Month SEK STIBOR	SEK	91,793,000	03/15/2033	Quarterly	(706)	209,828	210,534
3 Month SEK STIBOR	3.22%	SEK	9,000,000	03/15/2033	Quarterly	—	(4,870)	(4,870)
3 Month SEK STIBOR	3.28%	SEK	14,000,000	03/15/2033	Quarterly	—	(51)	(51)
USD - SOFR - COMPOUND	3.05%	USD	1,230,000	03/15/2033	Annually	—	(59,836)	(59,836)
USD - SOFR - COMPOUND	3.07%	USD	1,900,000	03/15/2033	Annually	—	(89,139)	(89,139)
USD - SOFR - COMPOUND	3.13%	USD	1,109,000	03/15/2033	Annually	(5,044)	(46,927)	(41,883)
USD - SOFR - COMPOUND	3.16%	USD	1,100,000	03/15/2033	Annually	—	(43,805)	(43,805)
USD - SOFR - COMPOUND	3.19%	USD	800,000	03/15/2033	Annually	—	(29,681)	(29,681)
3.16%	USD - SOFR - COMPOUND	USD	1,304,000	03/15/2033	Annually	2,395	51,692	49,297
3.23%	USD - SOFR - COMPOUND	USD	700,000	03/15/2033	Annually	—	23,720	23,720
3.29%	USD - SOFR - COMPOUND	USD	1,000,000	03/15/2033	Annually	—	29,349	29,349
3.33%	USD - SOFR - COMPOUND	USD	700,000	03/15/2033	Annually	—	18,178	18,178
3.47%	USD - SOFR - COMPOUND	USD	600,000	03/15/2033	Annually	—	8,629	8,629
3.30%	USD - SOFR - COMPOUND	USD	1,100,000	03/15/2033	Annually	—	30,697	30,697
3.22%	USD - SOFR - COMPOUND	USD	1,200,000	03/15/2033	Annually	—	41,602	41,602
3.22%	USD - SOFR - COMPOUND	USD	500,000	03/15/2033	Annually	—	17,375	17,375
3.40%	USD - SOFR - COMPOUND	USD	900,000	03/15/2033	Annually	—	18,324	18,324
3.44%	USD - SOFR - COMPOUND	USD	600,000	03/15/2033	Annually	—	10,138	10,138
3.46%	USD - SOFR - COMPOUND	USD	700,000	03/15/2033	Annually	—	10,442	10,442
3.59%	USD - SOFR - COMPOUND	USD	2,000,000	03/15/2033	Annually	—	8,392	8,392
3.63%	USD - SOFR - COMPOUND	USD	600,000	03/15/2033	Annually	—	489	489
6 Month AUD BBSW	4.51%	AUD	1,100,000	06/21/2033	Semi- Annually	—	338	338

See accompanying notes to the financial statements.	40

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.04%	EUR - EuroSTR - COMPOUND	EUR	300,000	06/21/2033	Annually	—	(992)	(992)
3.61%	USD - SOFR - COMPOUND	USD	800,000	06/21/2033	Annually	—	(1,481)	(1,481)

						$4,358	$(28,740)	$(33,098)

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 63.

41	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Structured Products team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized + Index* is included for comparative purposes.

Class VI shares of GMO Opportunistic Income Fund returned -0.58% (net) for the fiscal year ended February 28, 2023, as compared with -8.94% for the Bloomberg U.S. Securitized + Index.

Absolute performance was driven by losses from the portfolio’s Duration Management positions. Partly offsetting losses, gains from the portfolio’s Collateralized Loan Obligation (CLO), Commercial Mortgage-Backed Securities (CMBS), and Student Loan sectors contributed positively. The Fund’s Credit Relative Value positions also posted gains during the fiscal year, while the portfolio’s Residential Mortgage-Backed Securities (RMBS) sector posted losses.

*

The Bloomberg U.S. Securitized + Index is an internally maintained benchmark computed by GMO, comprised of the J.P. Morgan U.S. 3-Month Cash Index through 12/30/2016 and the Bloomberg U.S. Securitized: MBS, ABS, CMBS Index thereafter.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

43

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Opportunistic Income Fund^ Class VI Shares, the Bloomberg U.S. Securitized + Index**

and the Bloomberg U.S. Securitized Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception ***
Class III*	-0.66%	n/a	n/a	7/21/21 -0.58%
Class VI	-0.58%	2.46%	3.40%	n/a
Class R6	-0.68%	n/a	n/a	5/19/21 -0.03%
Class I	-0.73%	n/a	n/a	11/5/19 1.39%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

^

Effective February 12, 2014, GMO Opportunistic Income Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund and the surviving entity was renamed GMO Opportunistic Income Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning that the combined entity adopted the historical financial reporting and performance history of the Acquired Fund. The information shown prior to February 12, 2014 is that of the Acquired Fund and reflects the Acquired Fund’s performance.

*

For the period December 28, 2021 to February 1, 2022, no Class III shares were outstanding. Performance for that period is that of Class I shares, which have higher expenses. Therefore, the performance shown is lower than it would have been if Class III expenses had been applied throughout.

**

The Bloomberg U.S. Securitized + Index is a composite benchmark computed by GMO and comprised of the J.P. Morgan U.S. 3 Month Cash Index through December 30, 2016 and the Bloomberg U.S. Securitized Index thereafter.

44

GMO Opportunistic Income Fund

(A Series of GMO Trust)

***	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which may have had a material impact on the Fund’s performance for the period shown.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class III, VI, R6 and I the gross expense ratio of 0.62%, 0.52%, 0.63% and 0.72%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.59%, 0.48%, 0.59%, and 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

45

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	80.3%
Short-Term Investments	15.8
Swap Contracts	2.3
Mutual Funds	1.0
Purchased Options	0.0	^
Forward Currency Contracts	0.0	^
Written Options	(0.0	)^
Futures Contracts	(0.0	)^
Other	0.6

	100.0%

Industry Sector Summary	% of Debt Obligations
Commercial Mortgage-Backed Securities	27.5%
Collateralized Loan Obligations	21.3
Student Loans - Private	14.0
Residential Mortgage-Backed Securities — Other	7.3
Small Balance Commercial Mortgages	6.3
U.S. Government	5.5
Student Loans - Federal Family Education Loan Program	4.9
Residential Mortgage-Backed Securities — Alt-A	3.9
Residential Mortgage-Backed Securities — Prime	3.8
Residential Mortgage-Backed Securities — Subprime	2.0
Residential Mortgage-Backed Securities — Performing Loans	1.5
U.S. Government Agency	1.4
Corporate Debt	0.4
CMBS Collateralized Debt Obligations	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

46

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 80.3%
	Asset-Backed Securities — 74.5%
	CMBS Collateralized Debt Obligations — 0.2%
8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	1,502,550
543,333	GS Mortgage Securities Corp. Trust, Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	408,858

	Total CMBS Collateralized Debt Obligations	1,911,408

	Collateralized Loan Obligations — 17.1%
4,000,000	AMMC CLO 24 Ltd., Series 21-24A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.19%, 6.00%, due 01/20/35	3,918,196
10,000,000	Ballyrock CLO 15 Ltd., Series 21-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 5.85%, due 04/15/34	9,786,810
6,593,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 5.93%, due 01/20/30	6,517,088
4,075,000	Crown City CLO III, Series 21-1A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 5.98%, due 07/20/34	3,982,155
4,550,000	Fort Washington CLO Ltd., Series 21-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 6.03%, due 10/20/34	4,467,322
4,921,494	Gallatin CLO IX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 5.87%, due 01/21/28	4,909,958
613,851	Halcyon Loan Advisors Funding CLO Ltd., Series 14-2A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 3.50%, 8.30%, due 04/28/25	598,600
5,718,682	JFIN CLO Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 7.99%, due 10/17/26	5,629,734
4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 7.16%, due 07/20/28	4,231,872
3,000,000	JFIN CLO Ltd., Series 16-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.40%, 8.21%, due 10/27/28	2,945,211
924,441	JMP Credit Advisors CLO IV Ltd., Series 17-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.28%, 6.07%, due 07/17/29	919,174
14,000,000	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 5.95%, due 04/22/30	13,825,924
4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. LIBOR + 1.67%, 6.48%, due 10/12/30	3,886,020
6,086,000	Northwoods Capital CLO XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 5.88%, due 04/22/31	6,012,408
7,000,000	OFSI BSL CLO VIII Ltd., Series 17-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 6.29%, due 08/16/29	6,844,894

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
1,083,456	OZLM CLO VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	15,126
7,260,552	OZLM CLO VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.01%, 5.80%, due 07/17/29	7,212,487
13,830,000	OZLM CLO XVIII Ltd, Series 18-18A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.02%, 5.85%, due 04/15/31	13,610,573
2,190,000	OZLM CLO XXII Ltd, Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 6.29%, due 01/17/31	2,105,346
1,797,044	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 6.35%, due 06/22/30	1,791,338
4,000,000	Shackleton CLO Ltd, Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 5.93%, due 05/07/31	3,949,664
1,262,000	Signal Peak CLO 2 LLC, Series 15-1A, Class BR2, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 6.31%, due 04/20/29	1,251,127
3,417,000	SOUND POINT CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 5.79%, due 04/15/31	3,366,910
1,439,500	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 5.94%, due 04/18/31	1,418,912
8,688,000	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 5.89%, due 06/15/31	8,573,935
1,672,347	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 7.39%, due 07/17/26	1,669,528
7,737,500	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.48%, 6.27%, due 04/17/28	7,676,877
4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.15%, 6.94%, due 04/17/28	4,195,238
7,000,000	THL Credit Wind River CLO Ltd., Series 17-1A, Class ARR, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 5.85%, due 04/18/36	6,802,236
4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 5.89%, due 07/18/31	4,914,148
5,431,200	Venture 34 CLO Ltd., Series 18-34A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.23%, 6.02%, due 10/15/31	5,344,866
2,999,335	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 6.01%, due 10/15/29	2,977,653
9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 6.31%, due 10/20/28	8,838,423
9,916,063	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 5.87%, due 10/20/29	9,832,798
1,360,000	Whitebox CLO II Ltd., Series 20-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 6.04%, due 10/24/34	1,338,343

47	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
302,756	WhiteHorse CLO VIII Ltd., Series 14-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.45%, 8.26%, due 05/01/26	301,275
3,897,573	WhiteHorse CLO X Ltd., Series 15-10A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 7.79%, due 04/17/27	3,844,742
4,453,900	Whitehorse CLO XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 6.04%, due 10/15/31	4,397,295
4,141,884	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.29%, 6.08%, due 04/15/30	4,099,715
719,614	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 5.74%, due 04/15/29	714,830
4,470,500	Zais CLO 8 Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.45%, 6.24%, due 04/15/29	4,377,129

	Total Collateralized Loan Obligations	193,095,880

	Commercial Mortgage-Backed Securities — 22.1%
10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	9,126,753
11,857,600	Barclays Commercial Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.72%, 5.31%, due 03/15/37	11,045,371
8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	5,408,845
9,180,000	BBCMS Mortgage Trust, Series 18-C2, Class A5, 4.31%, due 12/15/51	8,770,749
6,060,427	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.42%, 5.04%, due 07/25/36	5,313,769
6,240,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	5,669,999
7,000,000	Benchmark Mortgage Trust, Series 19-B12, Class A5, 3.12%, due 08/15/52	6,195,431
1,000,000	Benchmark Mortgage Trust, Series 18-B7, Class A4, Variable Rate, 4.51%, due 05/15/53	963,183
19,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	16,447,945
6,550,000	BX Commercial Mortgage Trust, Series 21-VINO, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.65%, 5.24%, due 05/15/38	6,410,453
6,400,000	BX Commercial Mortgage Trust, Series 21-ACNT, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 5.44%, due 11/15/38	6,291,818
8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	6,703,246
8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	6,373,270

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	6,892,674
4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,163,853
9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 3.94%, due 12/09/41	7,182,121
4,446,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B, Variable Rate, 4.18%, due 07/10/47	4,249,170
3,031,837	Commercial Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.29%, due 07/10/50	2,844,944
13,183,852	Commercial Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	12,445,352
93,511	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 4.85%, due 04/15/37	93,509
74,802	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	74,675
5,570,000	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 5.29%, due 11/15/38	5,423,444
2,000,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	1,551,660
7,000,000	GS Mortgage Securities Corp. Trust, Series 22-SHIP, Class A, 144A, Variable Rate, SOFR + 0.73%, 5.29%, due 08/15/36	6,944,992
10,000,000	GS Mortgage Securities Trust, Series 21-GSA3, Class A5, 2.62%, due 12/15/54	8,184,983
5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,655,731
4,108,246	MHC Commercial Mortgage Trust, Series 21-MHC, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.80%, 5.39%, due 04/15/38	4,053,407
10,000,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	7,833,334
2,971,000	Morgan Stanley Capital I Trust, Series 19-H6, Class A4, 3.42%, due 06/15/52	2,654,280
11,545,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 144A, Variable Rate, SOFR + 1.00%, 5.56%, due 01/15/39	11,306,446
7,130,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, 144A, Variable Rate, SOFR + 2.19%, 6.75%, due 05/15/37	7,034,817
5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	4,968,232
7,933,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	7,484,545
1,821,935	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,676,315

See accompanying notes to the financial statements.	48

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 2.98%, due 11/23/43	4,485,158
1,583,453	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 3.78%, due 03/23/45	1,576,009
11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 3.78%, due 03/23/45	9,817,119
3,162,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class A, 144A, 3.54%, due 04/16/35	3,094,615
4,317,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.55%, due 04/16/35	4,173,582
8,733,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.55%, due 04/16/35	8,373,876
2,704,000	Wells Fargo Commercial Mortgage Trust, Series 19-C50, Class C, 4.35%, due 05/15/52	2,208,870
2,030,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	1,809,744
7,000,000	Wells Fargo Commercial Mortgage Trust, Series 21-C59, Class A5, 2.63%, due 04/15/54	5,794,604
1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,337,048

	Total Commercial Mortgage-Backed Securities	249,109,941

	Residential Mortgage-Backed Securities — Other —5.9%
800,117	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 4.90%, due 02/25/36	109,448
17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 4.98%, due 02/25/36	361,235
6,000,000	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	5,382,073
13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	3,577,072
4,753,124	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,410,954
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	1,202,549
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	431,267
151,577	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 4.94%, due 02/25/37	148,987

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
2,747,771	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	2,548,946
2,057,377	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,912,594
5,516,593	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	4,865,466
1,030,571	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	907,045
8,487,631	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	7,556,597
618,069	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 5.12%, due 10/25/34	588,947
2,236,237	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,950,088
4,332,782	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.60%, due 09/25/35	267,534
28,540,347	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 4.88%, due 06/25/36	607,384
8,799,444	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	3,104,906
9,222,661	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 0.00, due 03/25/37	1,697,012
3,644,115	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 4.94%, due 03/25/36	289,396
211,675	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo.LIBOR + 0.25%, 4.87%, due 02/26/34	187,242
1,195,925	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. LIBOR + 0.98%, 5.59%, due 10/25/33	1,144,770
13,629,963	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 4.82%, due 03/25/36	410,321
7,774,810	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 4.96%, due 03/25/36	234,025
20,728,500	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 5.02%, due 03/25/36	623,903
52,544	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 5.52%, due 08/25/35	325,538
880,997	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	824,473
1,069,233	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,011,769

49	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
3,466,623	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,178,658
11,780,230	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	2,863,603
905,486	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	517,609
485,200	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	464,000
1,348,758	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,154,244
4,597,258	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	4,235,730
3,411,098	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	2,885,342
5,720,134	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	5,242,237

	Total Residential Mortgage-Backed Securities — Other	66,222,964

	Residential Mortgage-Backed Securities — Performing Loans — 1.2%
2,813,092	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	2,453,679
7,033,286	CSMC Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	6,023,738
5,656,817	Verus Securitization Trust, Series 21-8, Class A, 144A, Variable Rate, 1.82%, due 11/25/66	4,818,872

	Total Residential Mortgage-Backed Securities — Performing Loans	13,296,289

	Residential Mortgage-Backed Securities — Prime —3.1%
7,230,107	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. LIBOR + 0.21%, 4.83%, due 10/25/46	3,877,297
497,719	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 5.23%, due 10/25/35	461,439
3,862,942	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,258,705
1,271,711	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.69%, due 12/25/36	1,068,680
875,752	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.27%, due 03/25/37	715,593

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued
7,511,198	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 5.06%, due 04/25/46	6,206,811
1,614,875	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	808,886
31,756	Residential Funding Mtg Sec I Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.20%, due 09/25/35	30,665
4,638,537	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 4.19%, due 05/25/35	3,540,974
746,597	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 3.85%, due 09/25/35	660,662
898,376	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 12 MTA + 1.25%, 4.04%, due 01/25/47	794,266
2,175,015	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 5.07%, due 06/25/35	1,830,239
2,236,284	Washington Mutual Mortgage Pass-Through Certificates, Series 05-10, Class 4CB3, Variable Rate, 1 mo. LIBOR + 0.60%, 5.22%, due 12/25/35	1,948,204
4,205,432	Washington Mutual Mortgage Pass-Through Certificates, Series 06-8, Class A5, Variable Rate, 4.18%, due 10/25/36	1,727,610
8,961,945	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	8,821,895

	Total Residential Mortgage-Backed Securities — Prime	34,751,926

	Residential Mortgage-Backed Securities — Subprime — 1.6%
1,178,565	Asset Backed Funding Certificates Trust, Series 05-AQ1, Class A5, Step Up, 4.35%, due 06/25/35	1,109,852
1,285,764	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 2.67%, due 05/26/37	1,238,214
9,477,803	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.60%, 5.22%, due 07/25/36	8,065,923
580,786	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + 0.14%, 4.76%, due 12/25/36	551,685
1,014,442	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 3.90%, due 11/20/34	931,956
2,694,703	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 4.72%, due 09/25/36	2,425,163

See accompanying notes to the financial statements.	50

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Subprime — continued
856,919	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.50%, 5.12%, due 08/25/37	769,118
3,214,734	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. LIBOR + 0.80%, 5.82%, due 01/25/35	2,917,037

	Total Residential Mortgage-Backed Securities — Subprime	18,008,948

	Residential Mortgage-Backed Securities — Alt-A —3.2%
304,707	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	292,679
2,464,185	Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,314,708
1,577,285	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 5.32%, due 05/25/36	729,374
1,615,988	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 5.32%, due 10/25/36	665,146
1,222,308	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. LIBOR + 0.90%, 5.52%, due 11/25/34	1,193,134
2,132,183	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.32%, 4.94%, due 01/25/47	1,674,199
1,916,789	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,778,659
3,870,170	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.57%, due 07/25/36	2,237,030
4,750,000	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. LIBOR + 2.55%, 7.17%, due 10/25/35	3,032,356
11,049,573	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. LIBOR + 0.32%, 4.94%, due 06/25/36	2,430,688
12,458,326	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 2.98%, due 06/25/47	7,822,104
6,875,262	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.44%, 4.81%, due 07/19/47	6,291,494
156,587	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	152,352
1,504,982	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. LIBOR + 3.00%, 7.62%, due 10/25/37	1,412,540
8,288,795	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 5.16%, due 08/25/37	3,566,444

	Total Residential Mortgage-Backed Securities — Alt-A	35,592,907

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — 5.0%
2,947,980	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.47%, 5.08%, due 08/25/35	2,725,048
1,563,660	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.59%, 5.20%, due 01/25/36	1,436,215
2,000,188	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 5.16%, due 04/25/36	1,813,566
804,031	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 5.19%, due 04/25/36	722,551
1,132,850	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 4.96%, due 07/25/36	1,036,929
2,317,259	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 5.04%, due 07/25/36	2,126,909
2,784,200	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 4.99%, due 10/25/36	2,606,922
8,716,000	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 5.04%, due 01/25/37	7,981,127
1,733,431	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.33%, 4.95%, due 03/25/37	1,567,620
2,571,059	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 4.86%, due 07/25/37	2,297,998
5,497,735	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 4.89%, due 07/25/37	4,897,636
1,827,194	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. LIBOR + 1.50%, 6.12%, due 01/25/38	1,770,234
88,189,882	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.18%, due 05/25/30	3,555,816
20,431,378	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 1.12%, due 03/25/40	734,913
70,360,881	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.89%, due 06/25/40	2,308,899
1,572,535	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 5.62%, due 04/25/31	1,555,925
3,568,448	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 5.02%, due 06/25/37	3,429,434
5,488,658	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 4.84%, due 10/25/37	5,200,292
6,563,503	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	5,566,385

51	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
1,736,334	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,338,243
2,311,475	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 4.03%, due 12/27/49	2,248,622

	Total Small Balance Commercial Mortgages	56,921,284

	Student Loans - Federal Family Education Loan Program — 3.9%
4,934,252	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 5.52%, due 01/25/43	4,543,982
2,701,926	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 5.04%, due 03/28/35	2,423,758
7,095,739	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 5.67%, due 06/15/21	6,914,885
15,378,425	SLM Student Loan Trust, Series 08-9, Class A, Variable Rate, 3 mo. LIBOR + 1.50%, 6.32%, due 04/25/23	15,326,837
6,559,495	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 3 mo. LIBOR + 1.70%, 6.52%, due 07/25/23	6,521,573
8,250,621	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 6.47%, due 07/25/25	8,213,473

	Total Student Loans - Federal Family Education Loan Program	43,944,508

	Student Loans - Private — 11.2%
1,642,275	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 5.62%, due 07/25/34	1,593,273
6,931,133	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. LIBOR + 1.30%, 6.02%, due 12/27/38	6,375,324
2,944,935	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 5.20%, due 12/27/41	2,927,422
309,291	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 5.61%, due 04/28/42	309,022
5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 6.06%, due 07/28/42	5,248,187
8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 3.60%, due 03/31/38 (a)	2,500,875
3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, 5.28%, due 03/25/38 (a)	900,625

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans - Private — continued
7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, 8.07%, due 03/25/38 (a)	2,096,875
4,601,971	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 4.93%, due 05/25/32	4,346,877
3,025,423	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 4.91%, due 01/25/33	2,781,126
10,245,076	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 4.97%, due 03/25/33	9,557,318
4,001,711	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 4.99%, due 06/25/33	3,763,781
14,255,544	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 4.92%, due 10/25/33	13,277,554
4,621,034	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 5.16%, due 12/26/33	4,428,023
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 8.07%, due 03/25/38 (b)	59,250
25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 8.09%, due 03/25/38 (b)	19,750
3,877,008	Navient Student Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,401,759
3,199,397	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,864,221
3,546,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 7.91%, due 06/15/32 (a)	3,528,270
5,400,349	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 6.37%, due 09/15/32	1,553,398
1,750,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (a)	1,741,250
5,263,195	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.40%, 5.17%, due 06/15/33	5,119,700
9,440,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 5.20%, due 09/15/33	9,072,608
7,130,759	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 5.06%, due 06/15/39	6,714,657
10,629,838	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 5.10%, due 06/15/39	10,156,492
1,804,858	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. LIBOR + 0.20%, 4.97%, due 12/15/39	1,687,561
10,147,708	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. LIBOR + 0.27%, 5.04%, due 12/15/39	9,510,911

See accompanying notes to the financial statements.	52

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans - Private — continued
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 5.16%, due 12/15/39	2,426,643
2,236,827	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. LIBOR + 0.24%, 5.01%, due 12/16/41	2,139,655
6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 5.56%, due 01/25/46	6,728,071

	Total Student Loans - Private	126,830,478

	Total Asset-Backed Securities	839,686,533

	Corporate Debt — 0.3%
	Airlines — 0.3%
2,485,000	American Airlines Class AA Pass-Through Certificates, 3.65%, due 02/15/29	2,244,723
1,406,997	American Airlines Class AA Pass-Through Certificates, 3.35%, due 04/15/31	1,254,737

	Total Airlines	3,499,460

	Total Corporate Debt	3,499,460

	U.S. Government — 4.4%
1,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 10/31/23	999,715
1,900,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.73%, due 04/30/24	1,897,122
47,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 07/31/24 (c)	46,983,905

	Total U.S. Government	49,880,742

	U.S. Government Agency — 1.1%
352,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 5.19%, due 07/01/23 (a)	351,366
1,975,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - 0.02%, 5.23%, due 02/01/25 (a)	1,955,250
3,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 5.41%, due 10/29/26 (a)	2,956,417

Par Value† / Shares	Description	Value ($)
	U.S. Government Agency — continued
7,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 4.65%, due 09/04/24	7,500,000

	Total U.S. Government Agency	12,763,033

	TOTAL DEBT OBLIGATIONS (COST $1,005,734,152)	905,829,768

	MUTUAL FUNDS — 1.0%
	United States — 1.0%
	Affiliated Issuers — 1.0%
2,183,242	GMO U.S. Treasury Fund	10,894,378

	TOTAL MUTUAL FUNDS (COST $11,003,541)	10,894,378

	SHORT-TERM INVESTMENTS — 15.8%
	U.S. Government Agency — 3.6%
10,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 4.62%, due 04/06/23	10,000,293
30,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 4.59%, due 06/05/23	29,999,824

	Total U.S. Government Agency	40,000,117

	Repurchase Agreements — 11.9%
134,028,353	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 02/28/23 maturing on 03/01/23 with a maturity value of $134,045,181 and an effective yield of 4.52%, collateralized by a U.S. Treasury Note with maturity date 4/30/29 and a market value of $136,763,625.	134,028,353

	Money Market Funds — 0.3%
3,695,283	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (d)	3,695,283

	TOTAL SHORT-TERM INVESTMENTS (COST $177,723,635)	177,723,753

PURCHASED OPTIONS — 0.0%
Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.HY.39	BCLY	103.00%	04/19/23	USD 14,747,000	Fixed Spread	Pay	359,673

TOTAL PURCHASED OPTIONS (COST $213,463)							359,673

TOTAL INVESTMENTS — 97.1% (Cost $1,194,674,791)							1,094,807,572

Other Assets and Liabilities (net) — 2.9%							32,348,932

TOTAL NET ASSETS — 100.0%							$1,127,156,504

53	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)
04/17/2023	BOA	EUR 5,459,200	USD 5,931,551	141,678
04/17/2023	SSB	EUR 291,000	USD 309,207	581
04/17/2023	MSCI	USD 222,399	EUR 207,000	(2,861)

				$139,398

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
19	U.S. Long Bond (CBT)	June 2023	2,379,156	(1,214)
1,083	U.S. Treasury Note 2 Yr. (CBT)	June 2023	220,635,867	(432,863)
840	U.S. Treasury Note 5 Yr. (CBT)	June 2023	89,925,938	(10,343)
74	U.S. Treasury Ultra 10 Yr. (CBT)	June 2023	8,671,875	(20,754)
17	U.S. Ultra Bond (CBT)	June 2023	2,296,062	(15,102)

			$323,908,898	$(480,276)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
45	U.S. Treasury Note 10 Yr. (CBT)	June 2023	$5,024,531	$(6,049)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps - Puts
CDX.NA.IGS.39	MSCI	77.50%	03/15/23	USD (110,139,000)	Fixed Spread	Pay	(126,132)
CDX.NA.IGS.39	MSCI	85.00%	04/19/23	USD (49,879,000)	Fixed Spread	Pay	(77,127)
CDX.NA.HY.39	BCLY	99.50%	04/19/23	USD (22,120,000)	Fixed Spread	Pay	(170,774)
CDX.NA.IG.39	BCLY	95.00%	05/17/23	USD (49,890,000)	Fixed Spread	Pay	(73,840)

				Total Written Options On Credit Default Swaps — Puts			(447,873)

					TOTAL WRITTEN OPTIONS
					(Premiums $546,765)		$(447,873)

See accompanying notes to the financial statements.	54

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S37.V2	USD 13,355,100	5.00%	3.95%	N/A	12/20/2026	Quarterly	(741,208)	(446,661)	294,547
ITRAXX.XO.36.V1	EUR 16,780,000	5.00%	3.56%	N/A	12/20/2026	Quarterly	(597,455)	(825,930)	(228,475)
CDX.NA.IG.S39	USD 173,195,000	1.00%	0.76%	N/A	12/20/2027	Quarterly	(1,259,898)	(1,738,531)	(478,633)
ITRAXX.XO.38.V1	EUR 14,400,000	5.00%	4.13%	N/A	12/20/2027	Quarterly	(294,353)	(511,666)	(217,313)

							$(2,892,914)	$(3,522,788)	$(629,874)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31	CITI	USD	3,941,000	5.00%	0.89%	N/A	12/20/2023	Quarterly	(15,370)	(128,770)	(113,400)
CDX.NA.HYS.31	CITI	USD	4,025,000	5.00%	0.89%	N/A	12/20/2023	Quarterly	41,458	(131,513)	(172,971)
CDX.NA.HYS.31	CITI	USD	7,055,000	5.00%	0.89%	N/A	12/20/2023	Quarterly	44,878	(230,516)	(275,394)
ITRAXX.EUR.38 12	JPM	EUR	91,775,000	1.00%	0.34%	N/A	12/20/2027	Quarterly	(2,972,877)	(2,814,602)	158,275
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	12.92%	N/A	01/17/2047	Monthly	89,177	88,991	(186)
CMBX.NA.A.7	CGMI	USD	10,000,000	2.00%	12.92%	N/A	01/17/2047	Monthly	593,750	626,699	32,949
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	12.92%	N/A	01/17/2047	Monthly	156,358	177,982	21,624
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	1.53%	N/A	01/17/2047	Monthly	47,352	13,641	(33,711)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	1.53%	N/A	01/17/2047	Monthly	(119,899)	23,037	142,936
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	1.53%	N/A	01/17/2047	Monthly	197,705	50,499	(147,206)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	1.53%	N/A	01/17/2047	Monthly	112,812	13,323	(99,489)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	1.53%	N/A	01/17/2047	Monthly	205,782	40,181	(165,601)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	2.1%	N/A	11/18/2054	Monthly	(6,041)	95,132	101,173
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	2.10%	N/A	11/18/2054	Monthly	(63,740)	110,020	173,760
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.10%	N/A	11/18/2054	Monthly	(67,279)	109,984	177,263
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.10%	N/A	11/18/2054	Monthly	(61,371)	109,984	171,355
CMBX.NA.A.8	GS	USD	8,892,000	2.00%	3.51%	N/A	10/17/2057	Monthly	150,185	199,357	49,172
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	1.05%	N/A	10/17/2057	Monthly	73,095	5,977	(67,118)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	1.05%	N/A	10/17/2057	Monthly	140,432	2,274	(138,158)
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	15.18%	N/A	10/17/2057	Monthly	216,864	239,596	22,732
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	15.18%	N/A	10/17/2057	Monthly	400,908	700,867	299,959
CMBX.NA.BBB-.9	DB	USD	2,936,200	3.00%	11.84%	N/A	09/17/2058	Monthly	356,201	545,950	189,749
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	11.84%	N/A	09/17/2058	Monthly	584,727	951,405	366,678
CMBX.NA.BBB-.10	GS	USD	1,752,000	3.00%	10.36%	N/A	11/17/2059	Monthly	326,310	360,207	33,897
CMBX.NA.BBB-.10	GS	USD	4,000,000	3.00%	10.36%	N/A	11/17/2059	Monthly	745,000	822,390	77,390
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	2.24%	N/A	08/17/2061	Monthly	(61,732)	237,664	299,396
CMBX.NA.AA.6	GS	USD	4,703,648	1.50%	34.7%	N/A	05/11/2063	Monthly	34,885	305,983	271,098
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	76.09%	N/A	05/11/2063	Monthly	1,357,351	477,969	(879,382)

55	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.BB.14	GS	USD	1,360,000	5.00%	11.75%	N/A	12/16/2072	Monthly	75,915	396,916	321,001
CMBX.NA.BB.14	GS	USD	3,140,000	5.00%	11.75%	N/A	12/16/2072	Monthly	175,274	916,410	741,136
CMBX.NA.BB.14	MSCI	USD	4,235,000	5.00%	11.75%	N/A	12/16/2072	Monthly	427,602	1,235,985	808,383
CMBX.NA.BBB-.13	CGMI	USD	2,000,000	3.00%	8.17%	N/A	12/16/2072	Monthly	286,083	465,375	179,292
CMBX.NA.BBB-.13	GS	USD	273,500	3.00%	8.17%	N/A	12/16/2072	Monthly	16,840	63,640	46,800
CMBX.NA.BBB-.13	GS	USD	1,800,000	3.00%	8.17%	N/A	12/16/2072	Monthly	66,662	418,837	352,175
CMBX.NA.BBB-.13	GS	USD	1,860,000	3.00%	8.17%	N/A	12/16/2072	Monthly	360,375	432,798	72,423
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	0.28%	2,866,000 USD	12/20/2023	Quarterly	293,765	107,635	(186,130)
CDX.NA.HYS.31.V14-5Y	CITI	USD	4,657,000	5.00%	0.28%	4,657,000 USD	12/20/2023	Quarterly	492,478	174,897	(317,581)
CDX.NA.HYS.31.V14-5Y	CITI	USD	8,050,000	5.00%	0.28%	8,050,000 USD	12/20/2023	Quarterly	539,350	302,324	(237,026)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,598,036	5.00%	0.22%	10,598,036 USD	12/20/2024	Quarterly	1,827,631	869,785	(957,846)
CDX.NA.HYS.33.V12-5Y	JPM	USD	10,394,872	5.00%	0.22%	10,394,872 USD	12/20/2024	Quarterly	1,704,759	853,112	(851,647)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,800,896	5.00%	0.22%	2,800,896 USD	12/20/2024	Quarterly	482,034	229,871	(252,163)
CDX.NA.HYS.33.V1-5Y	GS	USD	25,937,869	5.00%	0.22%	25,937,869 USD	12/20/2024	Quarterly	5,736,853	2,128,732	(3,608,121)
CDX.NA.HYS.33.V3-5Y	CITI	USD	4,201,343	5.00%	0.22%	4,201,343 USD	12/20/2024	Quarterly	444,572	344,806	(99,766)
CDX.NA.HYS.37	GS	USD	33,720,000	5.00%	0.47%	33,720,000 USD	12/20/2026	Quarterly	6,308,637	5,148,080	(1,160,557)
ITRAXX.XO.36 35	MSCI	EUR	33,560,000	5.00%	0.56%	33,560,000 EUR	12/20/2026	Quarterly	5,830,388	5,327,133	(503,255)
CDX.NA.IG.39 15	MSCI	USD	91,775,000	1.00%	0.25%	91,775,000 USD	12/20/2027	Quarterly	3,115,557	2,972,523	(143,034)
ITRAXX.XO.38 35	JPM	EUR	25,920,000	5.00%	0.98%	25,920,000 EUR	12/20/2027	Quarterly	4,389,263	4,480,739	91,476
CMBX.NA.AA.7	CGMI	USD	5,000,000	1.50%	7.93%	5,000,000 USD	01/17/2047	Monthly	(125,000)	(185,695)	(60,695)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	4.51%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(144,785)	(70,411)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	4.51%	4,158,800 USD	09/17/2058	Monthly	54,550	(240,852)	(295,402)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.63%	7,540,000 USD	11/17/2059	Monthly	68,960	(32,049)	(101,009)
CMBX.NA.15.AAA	GS	USD	2,825,000	0.50%	0.91%	2,825,000 USD	11/18/2064	Monthly	(43,465)	(78,268)	(34,803)

									$34,961,630	$29,191,660	$(5,769,970)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	56

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Investment Grade Index	SOFR	MSCI	USD 12,478,000	03/20/2023	Quarterly	$2,992	$94,565	$91,573

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†   Denominated in U.S. Dollar, unless otherwise indicated.

(a)   Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)   Investment valued using significant unobservable inputs (Note 2).

(c)   All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)   The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 63.

57	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Short Duration Strategies team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes.

GMO U.S. Treasury Fund returned +2.00% (net) for the fiscal year ended February 28, 2023, as compared with +2.22% for the FTSE 3-Month Treasury Bill Index.

Security selection in U.S. Treasury Notes drove underperformance during the year, partly offset by gains from Floating Rate U.S. Treasury Notes.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

59

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO U.S. Treasury Fund and the FTSE 3-Month Treasury Bill Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Core Class	2.00%	1.37%	0.87%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited.

The gross expense ratio of 0.12% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. The corresponding net expense ratio of 0.09% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

60

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	101.0%
Other	(1.0)

100.0%

61

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 101.0%
	U.S. Government — 67.3%
47,000,000	U.S. Treasury Note, 0.25%, due 06/15/23	46,366,602
50,000,000	U.S. Treasury Note, 0.13%, due 08/15/23	48,884,765
40,000,000	U.S. Treasury Note, 0.38%, due 10/31/23	38,771,875
55,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.73%, due 04/30/24	54,916,691
26,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 07/31/24	25,991,097
60,000,000	U.S. Treasury Note, Variable Rate, SOFR + 0.20%, 5.01%, due 01/31/25	60,062,889

	Total U.S. Government	274,993,919

	U.S. Government Agency — 19.4%
5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.02%, 4.57%, due 03/15/23	5,000,031
10,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 4.62%, due 04/06/23	10,000,293
20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 4.62%, due 05/08/23	20,000,870
10,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 4.59%, due 06/05/23	9,999,941
5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 4.58%, due 06/07/23	4,999,811
15,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.06%, 4.61%, due 09/19/23	14,999,738
10,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	10,004,527
4,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 4.65%, due 09/04/24	4,000,000

	Total U.S. Government Agency	79,005,211

	Repurchase Agreements — 14.2%
28,029,225	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 02/28/23 maturing on 03/01/23 with a maturity value of $28,032,690 and an effective yield of 4.45%, collateralized by a U.S. Treasury Note with maturity date 07/31/23 and a market value of $28,601,250.	28,029,225
30,071,055	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 02/28/23 maturing on 03/01/23 with a maturity value of $30,074,831 and an effective yield of 4.52%, collateralized by a U.S. Treasury Note with maturity date 04/30/29 and a market value of $30,684,750.	30,071,055

	Total Repurchase Agreements	58,100,280

Shares	Description	Value ($)
	Money Market Funds — 0.1%
394,675	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 4.47% (a)	394,675

	TOTAL SHORT-TERM INVESTMENTS (COST $413,185,830)	412,494,085

	TOTAL INVESTMENTS — 101.0% (Cost $413,185,830)	412,494,085

	Other Assets and Liabilities (net) — (1.0)%	(4,036,971)

	TOTAL NET ASSETS — 100.0%	$408,457,114

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 63.

See accompanying notes to the financial statements.	62

GMO Trust Funds

February 28, 2023

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDI - Certificado de Deposito Interbancario

CDOR - Canadian Dollar Offering Rate

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

EuroSTR - Euro Short-Term Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

IO - Interest Only

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

MTN - Medium Term Note

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

TONA - Tokyo Overnight Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at February 28, 2023, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC	MORD - Morgan Stanley Capital Services LLC
BOA - Bank of America, N.A.
CGMI - Citigroup Global Markets Inc.	MSCI - Morgan Stanley & Co. International PLC
CITI - Citibank N.A.
DB - Deutsche Bank AG	SSB - State Street Bank and Trust Company
GS - Goldman Sachs International
JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

AUD - Australian Dollar	MXN - Mexican Peso
BRL - Brazilian Real	NOK - Norwegian Krone
CAD - Canadian Dollar	NZD - New Zealand Dollar
CHF - Swiss Franc	PEN - Peruvian Sol
CLP - Chilean Peso	PHP - Philippines Peso
COP - Colombian Peso	PLN - Polish Zloty
CZK - Czech Republic Koruna	RON - Romanian New Leu
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
HUF - Hungarian Forint	THB - Thai Baht
IDR - Indonesian Rupiah	TRY - Turkish Lira
ILS - Israeli Shekel	TWD - Taiwan New Dollar
INR - Indian Rupee	USD - United States Dollar
JPY - Japanese Yen	ZAR - South African Rand
KRW - South Korean Won

63	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023

	Asset Allocation Bond Fund		Emerging Country Debt Fund	High Yield Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—		$67,529,288	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	10,205,293		2,589,530,008	148,326,033
Repurchase agreements, at value (Note 2)(c)	9,999,814		35,999,722	105,999,397
Foreign currency, at value (Note 2)(d)	—		790,094	—
Cash	406		—	12,653
Receivable for investments sold	—		13,306,929	—
Dividends and interest receivable	21,797		48,044,086	1,281,946
Unrealized appreciation on open forward currency contracts (Note 4)	7,690		2,596,255	—
Due from broker (Note 2)	—		31,304,982	4,249,420
Receivable for variation margin on open futures contracts (Note 4)	—		—	14,400
Unrealized appreciation on open bond forward contracts (Note 4)	—		50,594	—
Receivable for open OTC swap contracts (Note 4)	—		13,147,643	3,834,602
Interest receivable for open OTC swap contracts (Note 4)	—		180,788	256,186
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	27,955		—	19,624
Receivable for options (Note 4)(e)	—		301,675	—
Miscellaneous receivable	—		1,974	—

Total assets	20,262,955		2,802,784,038	263,994,261

Liabilities:
Due to custodian	—		38,848	—
Payable for investments purchased	—		10,392,424	—
Payable for Fund shares repurchased	—		28,478	—
Payable to affiliate for (Note 5):
Management fee	3,932		755,625	69,612
Shareholder service fee	866		227,093	10,939
Payable for variation margin on open futures contracts (Note 4)	2,938		—	—
Payable for variation margin on open cleared swap contracts (Note 4)	—		326,119	3,729,643
Payable for closed swap contracts (Note 4)	—		806,556	639,357
Unrealized depreciation on open forward currency contracts (Note 4)	—		379,018	—
Interest payable for open OTC swap contracts (Note 4)	—		712,739	1,313,140
Unrealized depreciation on open bond forward contracts (Note 4)	—		911,701	—
Payable for open OTC swap contracts (Note 4)	—		1,511,468	852,098
Payable to Trustees and related expenses	107		11,699	880
Written options outstanding, at value (Note 4)	—		—	64,112
Accrued expenses	104,680	*	320,931	99,409

Total liabilities	112,523		16,422,699	6,779,190

Net assets	$20,150,432		$2,786,361,339	$257,215,071

(a) Cost of investments – affiliated issuers:	$—		$67,761,027	$—
(b) Cost of investments – unaffiliated issuers:	$10,198,785		$3,784,275,293	$150,837,340
(c) Cost of investments – repurchase agreements:	$9,999,814		$35,999,722	$105,999,397
(d) Cost of foreign currency:	$—		$792,605	$—
(e) Premiums on options:	$—		$6,115,934	$612,795
* Includes audit and tax fees payable of $78,135.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Net assets consist of:
Paid-in capital	$71,149,112	$4,522,442,966	$273,945,215
Distributable earnings (accumulated loss)	(50,998,680)	(1,736,081,627)	(16,730,144)

	$20,150,432	$2,786,361,339	$257,215,071

Net assets attributable to:
Class III	$19,159	$1,222,989,082	$—

Class IV	$—	$1,170,559,249	$—

Class VI	$20,131,273	$392,813,008	$257,215,071

Shares outstanding:
Class III	937	69,059,027	—

Class IV	—	66,229,041	—

Class VI	988,344	22,237,873	15,378,484

Net asset value per share:
Class III	$20.46	$17.71	$—

Class IV	$—	$17.67	$—

Class VI	$20.37	$17.66	$16.73

65	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

	Multi-Sector	Opportunistic
	Fixed Income	Income	U.S. Treasury
	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$27,869,232	$10,894,378	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	87,139,403	949,884,841	354,393,805
Repurchase agreements, at value (Note 2)(c)	3,499,595	134,028,353	58,100,280
Foreign currency, at value (Note 2)	—	651	—
Cash	632	690,468	8
Receivable for investments sold	1,670,491	56,667,921	—
Receivable for Fund shares sold	—	304,278	75,000
Dividends and interest receivable	463,869	5,097,387	1,020,628
Unrealized appreciation on open forward currency contracts (Note 4)	857,233	142,259	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	94,968	—
Due from broker (Note 2)	928,999	5,378,242	—
Receivable for variation margin on open futures contracts (Note 4)	2,102	—	—
Receivable for open OTC swap contracts (Note 4)	—	33,273,275	—
Interest receivable for open OTC swap contracts (Note 4)	—	1,934,003	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	35,655	104,491	34,833

Total assets	122,467,211	1,198,495,515	413,624,554

Liabilities:
Foreign currency due to custodian	60	—	—
Payable for investments purchased	17,983,027	65,600,803	4,000,000
Payable for Fund shares repurchased	—	262,411	27,762
Payable to affiliate for (Note 5):
Management fee	20,161	343,237	660
Shareholder service fee	8,410	98,850	—
Payable for variation margin on open futures contracts (Note 4)	—	30,493	—
Payable for variation margin on open cleared swap contracts (Note 4)	18,474	—	—
Dividends payable	—	—	1,069,138
Unrealized depreciation on open forward currency contracts (Note 4)	442,407	2,861	—
Interest payable for open OTC swap contracts (Note 4)	—	374,058	—
Payable for open OTC swap contracts (Note 4)	—	3,987,050	—
Payable to Trustees and related expenses	385	3,154	802
Written options outstanding, at value (Note 4)(d)	—	447,873	—
Accrued expenses	124,976	188,221	69,078

Total liabilities	18,597,900	71,339,011	5,167,440

Net assets	$103,869,311	$1,127,156,504	$408,457,114

(a) Cost of investments – affiliated issuers:	$32,367,720	$11,003,541	$—
(b) Cost of investments – unaffiliated issuers:	$90,649,508	$1,049,642,897	$355,085,550
(c) Cost of investments – repurchase agreements:	$3,499,595	$134,028,353	$58,100,280
(d) Premiums on written options:	$—	$546,765	$—

See accompanying notes to the financial statements.	66

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:
Paid-in capital	$152,818,280	$1,288,540,705	$410,943,868
Distributable earnings (accumulated loss)	(48,948,969)	(161,384,201)	(2,486,754)

	$103,869,311	$1,127,156,504	$408,457,114

Net assets attributable to:
Core Class	$—	$—	$408,457,114

Class III	$14,756,717	$48,100,799	$—

Class IV	$89,112,594	$—	$—

Class VI	$—	$389,294,729	$—

Class R6	$—	$186,229,637	$—

Class I	$—	$503,531,339	$—

Shares outstanding:
Core Class	—	—	81,858,201

Class III	892,436	1,995,391	—

Class IV	5,363,472	—	—

Class VI	—	16,151,804	—

Class R6	—	7,753,521	—

Class I	—	20,932,460	—

Net asset value per share:
Core Class	$—	$—	$4.99

Class III	$16.54	$24.11	$—

Class IV	$16.61	$—	$—

Class VI	$—	$24.10	$—

Class R6	$—	$24.02	$—

Class I	$—	$24.06	$—

67	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Year Ended February 28, 2023

	Asset	Emerging
	Allocation	Country	High Yield
	Bond Fund	Debt Fund	Fund
Investment Income:
Interest	$512,951	$223,507,504	$5,869,465
Dividends from unaffiliated issuers	2,984	185,363	76,976
Dividends from affiliated issuers (Note 10)	460	1,693,152	—

Total investment income	516,395	225,386,019	5,946,441

Expenses:
Management fee (Note 5)	58,603	10,909,853	895,814
Shareholder service fee – Class III (Note 5)	30	1,217,685	—
Shareholder service fee – Class IV (Note 5)	—	1,369,059	—
Shareholder service fee – Class VI (Note 5)	12,882	514,938	140,771
Audit and tax fees	102,316	159,700	88,368
Custodian, fund accounting agent and transfer agent fees	30,128	565,739	65,247
Legal fees	1,731	217,657	10,490
Registration fees	5,472	6,624	460
Trustees’ fees and related expenses (Note 5)	828	151,093	12,432
Interest expense (Note 2)	—	10,009	30
Miscellaneous	6,941	57,255	9,380

Total expenses	218,931	15,179,612	1,222,992
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(143,701)	—	(33,421)

Net expenses	75,230	15,179,612	1,189,571

Net investment income (loss)	441,165	210,206,407	4,756,870

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(4,980,801)	(301,854,204)	(8,672,358)
Investments in affiliated issuers	(93)	(35,403)	—
Bond forward contracts	—	(3,321,127)	—
Futures contracts	—	—	(3,490,787)
Options	—	(582,636)	(813,785)
Swap contracts	—	20,775,483	(855,932)
Forward currency contracts	—	45,389,317	8,623,955
Foreign currency and foreign currency related transactions	(10,611)	(999,738)	851,136

Net realized gain (loss)	(4,991,505)	(240,628,308)*	(4,357,771)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	638,673	(249,693,545)	(1,904,604)
Investments in affiliated issuers	47	(274,412)	—
Bond forward contracts	—	(861,107)	—
Futures contracts	(15,149)	—	(170,929)
Options	—	558,200	466,086
Swap contracts	—	(1,188,018)	5,318,510
Forward currency contracts	7,690	(2,024,259)	(218,399)
Foreign currency and foreign currency related transactions	—	202,605	—

Net change in unrealized appreciation (depreciation)	631,261	(253,280,536)	3,490,664

Net realized and unrealized gain (loss)	(4,360,244)	(493,908,844)	(867,107)

Net increase (decrease) in net assets resulting from operations	$(3,919,079)	$(283,702,437)	$3,889,763

*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	68

GMO Trust Funds

Statements of Operations —Year Ended February 28, 2023 — (Continued)

	Multi-Sector	Opportunistic
	Fixed Income	Income	U.S. Treasury
	Fund	Fund	Fund
Investment Income:
Interest	$1,722,130	$48,862,553	$8,737,083
Dividends from affiliated issuers (Note 10)	1,500,541	259,013	—
Dividends from unaffiliated issuers	21,951	94,940	14,570

Total investment income	3,244,622	49,216,506	8,751,653

Expenses:
Management fee (Note 5)	274,890	3,946,095	268,590
Shareholder service fee – Class III (Note 5)	12,183	13,604	—
Shareholder service fee – Class IV (Note 5)	101,834	—	—
Shareholder service fee – Class VI (Note 5)	—	198,332	—
Shareholder service fee – Class R6 (Note 5)	—	281,085	—
Shareholder service fee – Class I (Note 5)	—	644,191	—
Audit and tax fees	102,051	135,862	55,617
Custodian, fund accounting agent and transfer agent fees	114,822	710,204	51,785
Legal fees	3,278	50,895	15,705
Registration fees	5,690	76,323	2,282
Trustees’ fees and related expenses (Note 5)	4,275	45,941	14,721
Interest expense (Note 2)	200	479	—
Miscellaneous	14,163	46,489	7,204

Total expenses	633,386	6,149,500	415,904
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(231,455)	(506,623)	(396,707)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(112,898)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(15,850)	—	—

Net expenses	273,183	5,642,877	19,197

Net investment income (loss)	2,971,439	43,573,629	8,732,456

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(10,109,652)	(6,939,209)	(1,062,384)
Investments in affiliated issuers	(454,191)	—	—
Investments in securities sold short	—	467,445	—
Realized gain distributions from affiliated issuers (Note 10)	357,581	—	—
Futures contracts	(5,844,922)	(2,378,481)	—
Written options	—	2,660,303	—
Swap contracts	(41,891)	3,389,890	—
Forward currency contracts	3,010,113	415,402	—
Foreign currency and foreign currency related transactions	(387,862)	42,494	—

Net realized gain (loss)	(13,470,824)	(2,342,156)	(1,062,384)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,197,311)	(46,521,961)	(298,759)
Investments in affiliated issuers	(1,892,716)	(43,665)	—
Futures contracts	(440,253)	(204,141)	—
Written options	—	132,109	—
Swap contracts	265,954	(706,166)	—
Forward currency contracts	948,216	65,902	—
Foreign currency and foreign currency related transactions	(1,400)	28,453	—

Net change in unrealized appreciation (depreciation)	(2,317,510)	(47,249,469)	(298,759)

Net realized and unrealized gain (loss)	(15,788,334)	(49,591,625)	(1,361,143)

Net increase (decrease) in net assets resulting from operations	$(12,816,895)	$(6,017,996)	$7,371,313

69	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Asset		Emerging
	Allocation		Country
	Bond Fund		Debt Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$441,165	$1,103,782	$210,206,407	$238,557,153
Net realized gain (loss)	(4,991,505)	9,714,027	(240,628,308)	42,391,923
Change in net unrealized appreciation (depreciation)	631,261	(10,233,591)	(253,280,536)	(598,650,728)

Net increase (decrease) in net assets from operations	(3,919,079)	584,218	(283,702,437)	(317,701,652)

Distributions to shareholders:
Class III	—	(300,707)	(99,791,566)	(100,344,029)
Class IV	—	—	(167,952,272)	(220,289,705)
Class VI	(157,978)	(699,355)	(94,556,130)	(98,169,031)*

Total distributions	(157,978)	(1,000,062)	(362,299,968)	(418,802,765)

Net share transactions (Note 9):**
Class III	—	(62,140,074)	433,276,064	113,189,447
Class IV	—	—	(104,836,068)	(1,395,160,087)
Class VI	(13,791,287)	(19,881,378)	(628,940,069)	1,516,676,054 *

Increase (decrease) in net assets resulting from net share transactions	(13,791,287)	(82,021,452)	(300,500,073)	234,705,414

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	1,008,898	678,088
Class IV	—	—	1,719,233	1,511,015
Class VI	—	—	919,077	605,125 *

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—	3,647,208	2,794,228

Total increase (decrease) in net assets resulting from net share transactions,purchase premiums and redemption fees	(13,791,287)	(82,021,452)	(296,852,865)	237,499,642

Total increase (decrease) in net assets	(17,868,344)	(82,437,296)	(942,855,270)	(499,004,775)
Net assets:
Beginning of period	38,018,776	120,456,072	3,729,216,609	4,228,221,384

End of period	$20,150,432	$38,018,776	$2,786,361,339	$3,729,216,609

*	Period from July 29, 2021 (commencement of operations) through February 28, 2022.
**	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	70

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

			Multi-Sector
	High Yield		Fixed Income
	Fund		Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,756,870	$986,956	$2,971,439	$2,405,102
Net realized gain (loss)	(4,357,771)	4,454,786	(13,470,824)	(1,528,423)
Change in net unrealized appreciation (depreciation)	3,490,664	(3,881,686)	(2,317,510)	(5,325,792)

Net increase (decrease) in net assets from operations	3,889,763	1,560,056	(12,816,895)	(4,449,113)

Distributions to shareholders:
Class III	—	—	(149,319)	(771,747)
Class IV	—	—	(1,851,259)	(4,376,860)
Class VI	(18,971,313)	(11,979,726)	—	—

Total distributions	(18,971,313)	(11,979,726)	(2,000,578)	(5,148,607)

Net share transactions (Note 9):
Class III	—	—	7,014,922	(22,088,583)
Class IV	—	—	(13,308,297)	(8,797,990)
Class VI	187,710,400	460,560	—	—

Increase (decrease) in net assets resulting from net share transactions	187,710,400	460,560	(6,293,375)	(30,886,573)

Total increase (decrease) in net assets	172,628,850	(9,959,110)	(21,110,848)	(40,484,293)
Net assets:
Beginning of period	84,586,221	94,545,331	124,980,159	165,464,452

End of period	$257,215,071	$84,586,221	$103,869,311	$124,980,159

71	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic
	Income		U.S. Treasury
	Fund		Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$43,573,629	$30,121,595	$8,732,456	$400,559
Net realized gain (loss)	(2,342,156)	7,063,562	(1,062,384)	(591,117)
Change in net unrealized appreciation (depreciation)	(47,249,469)	(28,564,681)	(298,759)	(560,101)

Net increase (decrease) in net assets from operations	(6,017,996)	8,620,476	7,371,313	(750,659)

Distributions to shareholders:
Core Class	—	—	(8,732,859)	(700,751)
Class III	(353,815)	(224,578)*	—	—
Class VI	(19,571,131)	(8,572,000)	—	—
Class R6	(9,882,307)	(2,592,002)**	—	—
Class I	(20,733,424)	(8,435,870)	—	—

Total distributions	(50,540,677)	(19,824,450)	(8,732,859)	(700,751)

Net share transactions (Note 9):
Core Class	—	—	152,052,342	(123,236,970)
Class III	36,408,292	12,503,177 *	—	—
Class VI	35,260,297	(98,588,215)	—	—
Class R6	44,469,462	155,415,258 **	—	—
Class I	83,699,966	31,143,682	—	—

Increase (decrease) in net assets resulting from net share transactions	199,838,017	100,473,902	152,052,342	(123,236,970)

Total increase (decrease) in net assets	143,279,344	89,269,928	150,690,796	(124,688,380)
Net assets:
Beginning of period	983,877,160	894,607,232	257,766,318	382,454,698

End of period	$1,127,156,504	$983,877,160	$408,457,114	$257,766,318

*

Period from July 21, 2021 (commencement of operations) through December 28, 2021, when all outstanding shares of the class were redeemed, and February 1, 2022, when the class recommenced operations, to February 28, 2022.

**	Period from May 19, 2021 (commencement of operations) through February 28, 2022.

See accompanying notes to the financial statements.	72

GMO Trust Funds

Statement of Cash Flows —Year Ended February 28, 2023

Emerging
Country
Debt Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$(283,702,437)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	253,280,536
Net realized (gain) loss	240,628,308
Cost of purchase of investments held long	(1,038,838,432)
Proceeds from sale of investments held long	926,328,233
Net accretion of discount and amortization of premium	(28,730,783)
Short-term investments, net	22,541,575
Cash flows related to derivative transactions:
Option contracts	(10,054)
Bond forward contracts	(3,321,127)
Swap contracts	11,722,630
Forward currency contracts	45,389,317
Foreign currency and foreign currency related transactions	(797,133)
Change in assets and liabilities:
(Increase) decrease in due from broker	7,885,334
(Increase) decrease in dividends and interest receivable	16,191,136
(Increase) decrease in interest receivable for open OTC swap contracts	(60,424)
(Increase) decrease in miscellaneous receivable	165,193
Increase (decrease) in payable to affiliate for:
Management fee	(312,673)
Shareholder service fee	(69,786)
Increase (decrease) in due to custodian	38,848
Increase (decrease) in payable for closed swap contracts	806,556
Increase (decrease) in payable to Trustees and related expenses	(3,126)
Increase (decrease) in interest payable for OTC swap contracts	(38,516)
Increase (decrease) in accrued expenses	(257,531)

Net cash provided by (used in) operating activities	168,835,644

Cash flows from financing activities:
Proceeds from shares sold	967,995,763
Shares repurchased	(1,094,133,971)
Cash distributions paid	(42,306,220)
Purchase premiums and redemption fees	3,647,208
Increase (decrease) in payable for reverse repurchase agreements	(6,346,002)

Net cash provided by (used in) financing activities	(171,143,222)

Net increase (decrease) in cash	(2,307,578)
Cash, beginning of period	3,097,672

Cash, end of period	$790,094

Supplemental information (non-cash financing activities):
Redemptions in-kind	$515,977,959

73	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$23.48		$23.82		$22.66		$21.61		$21.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.39		0.41		0.26		0.55		0.54
Net realized and unrealized gain (loss)	(3.41)		(0.36)		1.18		1.52		0.18

Total from investment operations	(3.02)		0.05		1.44		2.07		0.72

Less distributions to shareholders:
From net investment income	—		(0.39)		(0.28)		(1.02)		(1.06)

Total distributions	—		(0.39)		(0.28)		(1.02)		(1.06)

Net asset value, end of period	$20.46		$23.48		$23.82		$22.66		$21.61

Total Return(b)	(12.86)%		0.16%		6.33%		9.74%		3.37%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19		$22		$61,836		$41,124		$82,801
Net operating expenses to average daily net assets	0.41	%(c)	0.41	%(c)	0.41	%(c)	0.40	%(c)	0.41	%(c)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		—		0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets	0.41	%(c)	0.41	%(c)	0.41	%(c)	0.40	%(c)	0.41	%(c)
Net investment income (loss) to average daily net assets(a)	1.82%		1.68%		1.11%		2.49%		2.48%
Portfolio turnover rate(f)	95%		209%		30%		16%		59%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.64%		0.16	%(g)	0.08	%(g)	0.06	%(g)	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	96%	206%	39%	37%	88%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$23.52		$23.88		$22.72		$21.67		$22.02

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40		0.39		0.27		0.56		0.57
Net realized and unrealized gain (loss)	(3.40)		(0.31)		1.18		1.53		0.18

Total from investment operations	(3.00)		0.08		1.45		2.09		0.75

Less distributions to shareholders:
From net investment income	(0.15)		(0.44)		(0.29)		(1.04)		(1.10)

Total distributions	(0.15)		(0.44)		(0.29)		(1.04)		(1.10)

Net asset value, end of period	$20.37		$23.52		$23.88		$22.72		$21.67

Total Return(b)	(12.81)%		0.26%		6.39%		9.83%		3.48%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,131		$37,997		$58,621		$192,410		$305,842
Net operating expenses to average daily net assets	0.32	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		—		0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets	0.32	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)
Net investment income (loss) to average daily net assets(a)	1.88%		1.60%		1.15%		2.49%		2.57%
Portfolio turnover rate(f)	95%		209%		30%		16%		59%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.61%		0.17	%(g)	0.08	%(g)	0.06	%(g)	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	96%	206%	39%	37%	88%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

75	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$21.34		$25.54		$27.38		$26.82		$28.62

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.28		1.42		1.56		1.44		1.36
Net realized and unrealized gain (loss)	(2.52)		(3.16)		(0.85)		0.91		(1.19)

Total from investment operations	(1.24)		(1.74)		0.71		2.35		0.17

Less distributions to shareholders:
From net investment income	(2.39)		(1.82)		(1.93)		(1.79)		(1.97)
From net realized gains	—		(0.64)		(0.62)		—		—

Total distributions	(2.39)		(2.46)		(2.55)		(1.79)		(1.97)

Net asset value, end of period	$17.71		$21.34		$25.54		$27.38		$26.82

Total Return(b)	(5.52)%		(7.83)%		2.67%		8.97%		0.97%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,222,989		$942,565		$1,010,106		$1,133,945		$1,294,577
Net operating expenses to average daily net assets(c)	0.54%		0.53%		0.54%		0.53%		0.52%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)	—		0.00	%(e)	0.01%		0.02%
Total net expenses to average daily net assets(c)	0.54%		0.53%		0.54%		0.54%		0.54%
Net investment income (loss) to average daily net assets(a)	6.75%		5.62%		6.02%		5.23%		4.99%
Portfolio turnover rate(f)	32%		34%		56%		41%		15%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.02		$0.03		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	32%	33%	55%	40%	15%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	76

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$21.30		$25.50		$27.34		$26.77		$28.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.28		1.41		1.39		1.43		1.37
Net realized and unrealized gain (loss)	(2.51)		(3.14)		(0.66)		0.94		(1.19)

Total from investment operations	(1.23)		(1.73)		0.73		2.37		0.18

Less distributions to shareholders:
From net investment income	(2.40)		(1.83)		(1.95)		(1.80)		(1.98)
From net realized gains	—		(0.64)		(0.62)		—		—

Total distributions	(2.40)		(2.47)		(2.57)		(1.80)		(1.98)

Net asset value, end of period	$17.67		$21.30		$25.50		$27.34		$26.77

Total Return(b)	(5.48)%		(7.82)%		2.73%		9.08%		1.02%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,170,559		$1,531,528		$3,218,116		$3,219,098		$2,849,316
Net operating expenses to average daily net assets(c)	0.49%		0.48%		0.49%		0.48%		0.47%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)	—		0.00	%(e)	0.01%		0.02%
Total net expenses to average daily net assets(c)	0.49%		0.48%		0.49%		0.49%		0.49%
Net investment income (loss) to average daily net assets(a)	6.78%		5.56%		5.38%		5.22%		5.04%
Portfolio turnover rate(f)	32%		34%		56%		41%		15%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.02		$0.03		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	32%	33%	55%	40%	15%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class VI Shares
			Period from
			July 29, 2021
			(commencement
			of operations)
	Year Ended		through
	February 28,		February 28,
	2023		2022
Net asset value, beginning of period	$21.30		$25.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.27		0.77
Net realized and unrealized gain (loss)	(2.51)		(3.60)

Total from investment operations	(1.24)		(2.83)

Less distributions to shareholders:
From net investment income	(2.40)		(1.55)
From net realized gains	—		(0.21)

Total distributions	(2.40)		(1.76)

Net asset value, end of period	$17.66		$21.30

Total Return(b)	(5.49)%		(11.63	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$392,813		$1,255,123
Net operating expenses to average daily net assets(c)	0.44%		0.43	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)	—
Total net expenses to average daily net assets(c)	0.44%		0.43	%*
Net investment income (loss) to average daily net assets(a)	6.68%		5.35	%*
Portfolio turnover rate(f)	32%		34	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e)(g)*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,
	2023	2022
Portfolio turnover rate including transactions in USTF	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	78

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
									Period from June 25, 2018 (commencement of operations) through
	Year Ended February 28/29,								February 28,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$18.61		$20.90		$19.94		$20.21		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.32		0.21		0.64		0.48		0.27
Net realized and unrealized gain (loss)	(0.87)		0.13		0.77		0.82		0.71

Total from investment operations	(0.55)		0.34		1.41		1.30		0.98

Less distributions to shareholders:
From net investment income	(1.30)		(0.68)		(0.40)		(1.57)		(0.61)
From net realized gains	(0.03)		(1.95)		(0.05)		—		(0.16)

Total distributions	(1.33)		(2.63)		(0.45)		(1.57)		(0.77)

Net asset value, end of period	$16.73		$18.61		$20.90		$19.94		$20.21

Total Return(b)	(2.90)%		1.35%		7.21%		6.40%		5.07	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$257,215		$84,586		$94,545		$161,449		$212,762
Net operating expenses to average daily net assets(c)	0.46%		0.51%		0.52	%(d)	0.52	%(d)	0.51	%(d)*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.03%		0.04	%*
Total net expenses to average daily net assets(c)	0.46%		0.51%		0.52	%(d)	0.55	%(d)	0.55	%(d)*
Net investment income (loss) to average daily net assets(a)	1.86%		1.05%		3.23%		2.34%		2.00	%*
Portfolio turnover rate(g)	31%		98%		288%		105%		81	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.03%		0.00	%(f)(h)	0.00	%(f)(h)	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	N/A	N/A	317%	214%	159%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

79	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND

	Class III Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$18.84		$20.13		$22.19		$20.88		$20.93

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.47		0.27		0.43		0.53		0.51
Net realized and unrealized gain (loss)	(2.45)		(0.99)		(0.24	)(b)	2.01		0.49

Total from investment operations	(1.98)		(0.72)		0.19		2.54		1.00

Less distributions to shareholders:
From net investment income	(0.32)		—		(0.93)		(0.64)		(1.05)
From net realized gains	—		(0.57)		(1.32)		(0.59)		—

Total distributions	(0.32)		(0.57)		(2.25)		(1.23)		(1.05)

Net asset value, end of period	$16.54		$18.84		$20.13		$22.19		$20.88

Total Return(c)	(10.54)%		(3.74)%		0.59%		12.38%		4.88%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,757		$8,803		$31,602		$80,639		$84,163
Net operating expenses to average daily net assets(d)	0.29%		0.31%		0.30%		0.29%		0.29%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(d)	0.29%		0.31%		0.30%		0.29%		0.29%
Net investment income (loss) to average daily net assets(a)	2.70%		1.33%		1.98%		2.43%		2.41%
Portfolio turnover rate(g)	326%		256%		262%		215%		201%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.33%		0.24%		0.19%		0.16%		0.16%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	329%	263%	335%	285%	250%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	80

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$18.93		$20.20		$22.26		$20.94		$20.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.47		0.28		0.35		0.54		0.48
Net realized and unrealized gain (loss)	(2.46)		(0.98)		(0.16	)(b)	2.02		0.53

Total from investment operations	(1.99)		(0.70)		0.19		2.56		1.01

Less distributions to shareholders:
From net investment income	(0.33)		—		(0.93)		(0.65)		(1.05)
From net realized gains	—		(0.57)		(1.32)		(0.59)		—

Total distributions	(0.33)		(0.57)		(2.25)		(1.24)		(1.05)

Net asset value, end of period	$16.61		$18.93		$20.20		$22.26		$20.94

Total Return(c)	(10.56)%		(3.63)%		0.59%		12.44%		4.93%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$89,113		$116,178		$133,862		$449,655		$580,456
Net operating expenses to average daily net assets(d)	0.24%		0.25%		0.24%		0.24%		0.24%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(d)	0.24%		0.25%		0.24%		0.24%		0.24%
Net investment income (loss) to average daily net assets(a)	2.70%		1.39%		1.57%		2.47%		2.29%
Portfolio turnover rate(g)	326%		256%		262%		215%		201%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.33%		0.25%		0.19%		0.16%		0.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	329%	263%	335%	285%	250%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

81	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class III Shares
	Year Ended February 28		Period from February 1, 2022 (commencement of operations) through February 28,		Period from July 21, 2021 (commencement of operations) through December 28,
	2023		2022		2021
Net asset value, beginning of period	$25.56		$25.66		$25.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.05		0.07		0.44
Net realized and unrealized gain (loss)	(1.23)		(0.17)		(0.33)

Total from investment operations	(0.18)		(0.10)		0.11

Less distributions to shareholders:
From net investment income	(0.90)		—		(0.42)
From net realized gains	(0.37)		—		—

Total distributions	(1.27)		—		(0.42)

Net asset value, end of period	$24.11		$25.56		$25.57

Total Return(b)	(0.66)%		(0.39	)%**	0.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,101		$12,281		$13,847
Net operating expenses to average daily net assets(c)	0.56%		0.70	%*	0.56	%*
Interest and/or dividend expenses to average daily net assets(d)	0.00	%(e)	0.00	%(e)*	0.00	%(e)*
Total net expenses to average daily net assets(c)	0.56%		0.70	%*	0.56	%*
Net investment income (loss) to average daily net assets(a)	4.19%		3.92	%*	3.84	%*
Portfolio turnover rate(f)	73%		95	%**	95	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%		0.08	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	72%	94%	45%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	82

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$25.56		$25.84		$26.15		$26.21		$26.41

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.11		0.81		1.06		1.46		1.32
Net realized and unrealized gain (loss)	(1.27)		(0.55)		(0.31)		(0.06)		(0.38)

Total from investment operations	(0.16)		0.26		0.75		1.40		0.94

Less distributions to shareholders:
From net investment income	(0.93)		(0.54)		(1.06)		(1.46)		(1.14)
From net realized gains	(0.37)		—		—		—		—

Total distributions	(1.30)		(0.54)		(1.06)		(1.46)		(1.14)

Net asset value, end of period	$24.10		$25.56		$25.84		$26.15		$26.21

Total Return(b)	(0.58)%		1.00%		2.95%		5.45%		3.58%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$389,295		$375,117		$477,457		$825,876		$1,001,146
Net operating expenses to average daily net assets(c)	0.47%		0.47%		0.47%		0.47%		0.49%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets(c)	0.47%		0.47%		0.47%		0.47%		0.49%
Net investment income (loss) to average daily net assets(a)	4.52%		3.13%		4.12%		5.50%		4.99%
Portfolio turnover rate(f)	73%		95%		43%		47%		75%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.05	%(g)	0.05	%(g)	0.04	%(g)	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$0.01		$0.05

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	72%	94%	45%	48%	83%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares
	Year Ended February 28, 2023		Period from May 19, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$25.48		$25.86

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.08		0.67
Net realized and unrealized gain (loss)	(1.27)		(0.51)

Total from investment operations	(0.19)		0.16

Less distributions to shareholders:
From net investment income	(0.90)		(0.54)
From net realized gains	(0.37)		—

Total distributions	(1.27)		(0.54)

Net asset value, end of period	$24.02		$25.48

Total Return(b)	(0.68)%		0.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$186,230		$152,877
Net operating expenses to average daily net assets(c)	0.56%		0.58	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)	0.00	%(e)*
Total net expenses to average daily net assets(c)	0.56%		0.58	%*
Net investment income (loss) to average daily net assets(a)	4.42%		3.29	%*
Portfolio turnover rate(f)	73%		95	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	72%	94%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class I Shares
	Year Ended February 28,						Period from November 5, 2019 (commencement of operations) through February 29,
	2023		2022		2021		2020
Net asset value, beginning of period	$25.51		$25.80		$26.12		$26.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.06		0.77		0.89		0.54
Net realized and unrealized gain (loss)	(1.26)		(0.57)		(0.18)		(0.08)

Total from investment operations	(0.20)		0.20		0.71		0.46

Less distributions to shareholders:
From net investment income	(0.88)		(0.49)		(1.03)		(1.19)
From net realized gains	(0.37)		—		—		—

Total distributions	(1.25)		(0.49)		(1.03)		(1.19)

Net asset value, end of period	$24.06		$25.51		$25.80		$26.12

Total Return(b)	(0.73)%		0.77%		2.79%		1.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$503,531		$443,602		$417,150		$22,684
Net operating expenses to average daily net assets(c)	0.66%		0.67%		0.68%		0.66	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)*
Total net expenses to average daily net assets(c)	0.66%		0.67%		0.68%		0.66	%*
Net investment income (loss) to average daily net assets(a)	4.33%		2.97%		3.47%		6.55	%*
Portfolio turnover rate(f)	73%		95%		43%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.05	%(g)	0.07	%(g)	0.07	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	72%	94%	45%	48%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

85	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Year Ended February 28/29,
	2023	2022		2021		2020	2019(a)
Net asset value, beginning of period	$5.01	$5.04		$5.02		$5.00	$5.00

Income (loss) from investment operations:
Net investment income (loss)†	0.13	0.01		0.01		0.10	0.10
Net realized and unrealized gain (loss)	(0.03)	(0.04)		0.02		0.02	0.01

Total from investment operations	0.10	(0.03)		0.03		0.12	0.11

Less distributions to shareholders:
From net investment income	(0.12)	(0.00	)(b)	(0.01)		(0.10)	(0.11)
From net realized gains	—	(0.00	)(b)	(0.00	)(b)	—	—

Total distributions	(0.12)	(0.00	)(b)	(0.01)		(0.10)	(0.11)

Net asset value, end of period	$4.99	$5.01		$5.04		$5.02	$5.00

Total Return(c)	2.00%	(0.37)%		0.63%		2.47%	2.16%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$408,457	$257,766		$382,455		$222,762	$635,777
Net expenses to average daily net assets	0.01%	0.02%		0.08%		0.06%	0.00	%(d)
Net investment income (loss) to average daily net assets	2.60%	0.13%		0.20%		2.03%	1.97%
Portfolio turnover rate(e)	0%	0%		0%		0%	0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12%	0.10%		0.03%		0.05%	0.10%

(a)	Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than 0.01%.
(e)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Notes to Financial Statements

February 28, 2023

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of benchmark
Multi-Sector Fixed Income Fund	Bloomberg U.S. Aggregate Index	Total return in excess of benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset

87

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

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February 28, 2023

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2023:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$5,005,241	$—	$—	$5,005,241

TOTAL DEBT OBLIGATIONS	5,005,241	—	—	5,005,241

Short-Term Investments	3,216,296	11,983,570	—	15,199,866

Total Investments	8,221,537	11,983,570	—	20,205,107

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	7,690	—	7,690
Futures Contracts
Interest Rate Risk	24,372	—	—	24,372

Total	$8,245,909	$11,991,260	$—	$20,237,169

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(39,521)	$—	$—	$(39,521)

Total	$(39,521)	$—	$—	$(39,521)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$7,270,442	$—	$7,270,442
Corporate Debt	—	135,905,546	15,471,486	151,377,032
Sovereign and Sovereign Agency Issuers	—	2,137,136,224	197,198,523	2,334,334,747
U.S. Government	21,574,629	—	—	21,574,629

TOTAL DEBT OBLIGATIONS	21,574,629	2,280,312,212	212,670,009	2,514,556,850

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February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Loan Assignments	$—	$—	$32,811,159	$32,811,159
Loan Participations	—	—	21,513,110	21,513,110
Investment Funds	—	—	7,035,403	7,035,403
Mutual Funds	67,529,288	—	—	67,529,288
Rights/Warrants	—	5,088,400	3,216,316	8,304,716
Short-Term Investments	5,308,770	35,999,722	—	41,308,492

Total Investments	94,412,687	2,321,400,334	277,245,997	2,693,059,018

Derivatives^
Bond Forward Contracts
Interest Rate Risk	—	50,594	—	50,594
Forward Currency Contracts
Foreign Currency Risk	—	2,596,255	—	2,596,255
Options
Credit Risk	—	—	301,675	301,675
Swap Contracts
Credit Risk	—	19,783,919	—	19,783,919
Interest Rate Risk	—	8,440,541	—	8,440,541

Total	$94,412,687	$2,352,271,643	$277,547,672	$2,724,232,002

Liability Valuation Inputs
Derivatives^
Bond Forward Contracts
Interest Rate Risk	$—	$(911,701)	$—	$(911,701)
Forward Currency Contracts
Foreign Currency Risk	—	(379,018)	—	(379,018)
Swap Contracts
Credit Risk	—	(1,511,468)	—	(1,511,468)
Interest Rate Risk	—	(22,276)	—	(22,276)

Total	$—	$(2,824,463)	$—	$(2,824,463)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$50,129,891	$—	$50,129,891
U.S. Government	70,102,302	—	—	70,102,302

TOTAL DEBT OBLIGATIONS	70,102,302	50,129,891	—	120,232,193

Short-Term Investments	28,093,840	105,999,397	—	134,093,237

Total Investments	98,196,142	156,129,288	—	254,325,430

Derivatives^
Futures Contracts
Interest Rate Risk	11,892	—	—	11,892
Swap Contracts
Credit Risk	—	587,139	—	587,139
Interest Rate Risk	—	3,834,602	—	3,834,602

Total	$98,208,034	$160,551,029	$—	$258,759,063

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February 28, 2023

Description	Level 1	Level 2	Level 3	Total
High Yield Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(13,661)	$—	$—	$(13,661)
Written Options
Credit Risk	—	(64,112)	—	(64,112)
Swap Contracts
Interest Rate Risk	(852,098)	—	—	(852,098)

Total	$(865,759)	$(64,112)	$—	$(929,871)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$3,338,035	$—	$3,338,035
Corporate Debt	—	25,663,856	—	25,663,856
U.S. Government	11,586,693	—	—	11,586,693
U.S. Government Agency	—	15,536,785	—	15,536,785

TOTAL DEBT OBLIGATIONS	11,586,693	44,538,676	—	56,125,369

Mutual Funds	27,869,232	—	—	27,869,232
Short-Term Investments	10,282,821	24,230,808	—	34,513,629

Total Investments	49,738,746	68,769,484	—	118,508,230

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	857,233	—	857,233
Futures Contracts
Interest Rate Risk	6,216	—	—	6,216
Swap Contracts
Interest Rate Risk	—	2,122,127	—	2,122,127

Total	$49,744,962	$71,748,844	$—	$121,493,806

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(442,407)	$—	$(442,407)
Futures Contracts
Interest Rate Risk	(37,718)	—	—	(37,718)
Swap Contracts
Interest Rate Risk	—	(2,150,867)	—	(2,150,867)

Total	$(37,718)	$(2,593,274)	$—	$(2,630,992)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$828,839,638	$10,846,895	$839,686,533
Corporate Debt	—	3,499,460	—	3,499,460
U.S. Government	49,880,742	—	—	49,880,742

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February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations (continued)
U.S. Government Agency	$—	$7,500,000	$5,263,033	$12,763,033

TOTAL DEBT OBLIGATIONS	49,880,742	839,839,098	16,109,928	905,829,768

Mutual Funds	10,894,378	—	—	10,894,378
Short-Term Investments	43,695,400	134,028,353	—	177,723,753
Purchased Options	—	359,673	—	359,673

Total Investments	104,470,520	974,227,124	16,109,928	1,094,807,572

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	142,259	—	142,259
Swap Contracts
Credit Risk	—	33,178,710	—	33,178,710
Interest Rate Risk	—	94,565	—	94,565

Total	$104,470,520	$1,007,642,658	$16,109,928	$1,128,223,106

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,861)	$—	$(2,861)
Futures Contracts
Interest Rate Risk	(486,325)	—	—	(486,325)
Written Options
Credit Risk	—	(447,873)	—	(447,873)
Swap Contracts
Credit Risk	—	(7,509,838)	—	(7,509,838)

Total	$(486,325)	$(7,960,572)	$—	$(8,446,897)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$350,393,805	$62,100,280	$—	$412,494,085

Total Investments	350,393,805	62,100,280	—	412,494,085

Total	$350,393,805	$62,100,280	$—	$412,494,085

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

Emerging Country Debt Fund has committed an additional $6,231,337 to its investment in Bona Fide Investments Feeder LLC, a private investment in a pool of constitutional obligations of the Colombian government owed to individuals.

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February 28, 2023

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, one Colombia Government International Bond, due 2/15/27 which is valued by applying a 150 basis point spread to the yield of the Colombia Government International Bond, due 4/25/27, one Colombia Government International Bond, due 3/09/28 which is valued by applying a 160 basis point spread to the yield of the Colombia Government International Bond, due 4/25/27, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations, Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, due 6/23/28, which is valued based on a more liquid loan participation’s price discounted by 2 points, a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond and an investment fund valued based on a monthly net asset value statement. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations, three asset-backed securities that were valued in line with general movement of spreads, interest rates or a comparable bond and two asset-backed securities priced based on market trades. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 28, 2023.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of February 28, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2023
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$20,629,398	$—	$(2,912,700)	$(1,754)	$(1,455,716)	$(787,742)	$—	$—	$15,471,486	$(787,742)
Sovereign and Sovereign Agency Issuers	272,728,861	7,661,450	(68,955,225)	5,996,693	(69,022,235)	48,788,979	—	—	197,198,523	2,861,768
Investment Funds	7,850,000	—	(1,506,392)	—	28,237	663,558	—	—	7,035,403	663,558
Loan Assignments	53,869,474	—	(19,536,810)	2,133,803	(1,912,414)	(1,742,894)	—	—	32,811,159	(1,742,894)
Loan Participation	43,258,898	—	(20,205,025)	1,523,604	531,225	(3,595,592)	—	—	21,513,110	(2,576,088)
Rights/Warrants	2,194,666	—	(726,254)	—	(508,860)	2,256,764	—	—	3,216,316	2,256,764

Total Investments	400,531,297	7,661,450	(113,842,406)	9,652,346	(72,339,763)	45,583,073	—	—	277,245,997	675,366

Derivatives
Options	326,111	—	—	—	(582,636)	558,200	—	—	301,675	558,200

Total	$400,857,408	$7,661,450	$(113,842,406)#	$9,652,346	$(72,922,399)	$46,141,273	$—	$—	$277,547,672	$1,233,566

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$12,356,438	$—	$(1,417,000)	$275,077	$—	$(367,620)	$—	$—	$10,846,895	$(367,620)

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February 28, 2023

	Balances as of February 28, 2022	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of February 28, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2023
Opportunistic Income Fund (continued)
Debt Obligations (continued)
U.S. Government Agency	$7,640,437	$—	$(2,439,179)		$32,745	$—	$29,030	$—	$—	$5,263,033	$29,030

Total	$19,996,875	$—	$(3,856,179	)##	$307,822	$—	$(338,590)	$—	$—	$16,109,928	$(338,590)

#	Includes $26,121,271 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $2,439,179 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended February 28, 2023 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	39,430,638	Fair Value	Discount for lack of liquidity/marketability	1.40% - 1.60%(1.42%)
Corporate Debt	15,471,486	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	2,286,936	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00%(5.00%)
Loan Assignments and Participations	19,649,339	Fair Value	Discount for lack of liquidity/marketability	$2.00 (N/A)
Warrants	39,023	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	301,675	Fair Value	Probability of CDS threshold event	<5% (N/A)
Investment Funds	7,035,403	Fair Value	Net asset value statement	(N/A)
Opportunistic Income Fund
Asset-Backed Securities	10,767,895	Fair Value	Broker mark of comparable bond	N/A
Government Agency	5,263,033	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of February 28, 2023, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $193,333,172 and $79,000, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated

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February 28, 2023

on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of February 28, 2023, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at year end. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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February 28, 2023

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Asset Allocation Bond Fund	Nomura Securities International, Inc.	9,999,814	10,203,893	1.0
Emerging Country Debt Fund	Nomura Securities International, Inc.	35,999,722	36,734,410	1.0
High Yield Fund	Nomura Securities International, Inc.	105,999,397	108,162,650	1.0
Multi-Sector Fixed Income Fund	Nomura Securities International, Inc.	3,499,595	3,571,015	1.0
Opportunistic Income Fund	Daiwa Capital Markets America, Inc.	134,028,353	136,763,625	1.0
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	58,100,280	59,286,000	1.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2023, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi- Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Capital loss carryforwards	X	X	X	X	X	X
Defaulted bonds		X
Derivative contract transactions	X	X	X	X	X
Foreign currency transactions	X	X	X	X	X
Interest, accretion, and amortization		X			X
Late year ordinary losses			X	X

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Differences related to:	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi- Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Losses on wash sale transactions		X	X	X
Losses related to debt obligations					X
Mutual fund distributions received				X
Paydown gain/losses					X
Post-October capital losses	X	X		X		X
Redemption in-kind transactions		X
Straddle loss deferrals				X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2023			Tax year ended February 28, 2022
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)
Asset Allocation Bond Fund	157,978	—	157,978	1,000,062	—	1,000,062
Emerging Country Debt Fund	362,299,968	—	362,299,968	344,849,612	73,953,153	418,802,765
High Yield Fund	18,803,003	168,310	18,971,313	11,531,519	448,207	11,979,726
Multi-Sector Fixed Income Fund	2,000,578	—	2,000,578	—	5,148,607	5,148,607
Opportunistic Income Fund	40,558,234	9,982,443	50,540,677	19,824,450	—	19,824,450
U.S. Treasury Fund	8,732,859	—	8,732,859	564,398	136,353	700,751

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2023, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Asset Allocation Bond Fund	428,198	—	(48,013,799)	(3,419,578)
Emerging Country Debt Fund	15,086,827	—	(88,337,038)	(29,465,764)
High Yield Fund	—	(1,676,312)	(9,017,045)	—
Multi-Sector Fixed Income Fund	—	(3,435,086)	(35,362,111)	(873,980)
Opportunistic Income Fund	12,632,243	—	(55,222,241)	—
U.S. Treasury Fund	—	—	(1,588,005)	(207,004)

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As of February 28, 2023, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2023, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(27,614,560)	(20,399,239)
Emerging Country Debt Fund	(14,075,236)	(74,261,802)
High Yield Fund	(6,436,296)	(2,580,749)
Multi-Sector Fixed Income Fund	(5,818,749)	(29,543,362)
Opportunistic Income Fund	—	(55,222,241)
U.S. Treasury Fund	(1,588,005)	—

As of February 28, 2023, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation)($)
Asset Allocation Bond Fund	20,198,599	6,514	(6)	6,508	—
Emerging Country Debt Fund	4,118,949,611	21,874,718	(1,447,765,311)	(1,425,890,593)	(1,334,238)
High Yield Fund	260,862,521	24,047	(6,561,138)	(6,537,091)	500,304
Multi-Sector Fixed Income Fund	127,753,688	230,203	(9,475,661)	(9,245,458)	(41,175)
Opportunistic Income Fund	1,202,026,420	9,576,744	(116,795,592)	(107,218,848)	(6,368,213)
U.S. Treasury Fund	413,185,830	33,274	(725,019)	(691,745)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2023, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying

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funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

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As of February 28, 2023, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund(2)	U.S. Treasury Fund
Purchase Premium	—	0.75%	—	—	—	—
Redemption Fee	—	0.75%	—	—	—	—

(1)

For the periods from July 31, 2020 to May 18, 2021, May 8, 2020 to July 31, 2020, March 25, 2020 to May 8, 2020, March 16, 2020 to March 25, 2020, February 1, 2016 to March 16, 2020 the premiums on purchases and the fee on redemptions were each 1.00%, 1.50%, 2.00%, 1.15% and 0.75%, respectively, of the amount invested or redeemed.

(2)	Prior to June 30, 2019, the premiums on purchases and the fee on redemptions were each 0.40% of the amount invested or redeemed.

Recently-issued accounting guidance

In June 2022, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update 2022-03, “Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). The amendments in ASU 2022-03 apply to all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify guidance for fair value measurement of an equity security subject to a contractual sale restriction and establish new disclosure requirements for such equity securities. The amendments in ASU 2022-03 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023 with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Credit Risk	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Market Risk – Asset-Backed Securities	X			X	X
Counterparty Risk	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Currency Risk	X	X	X	X	X

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February 28, 2023

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Futures Contracts Risk			X	X	X
Fund of Funds Risk	X		X	X
Non-U.S. Investment Risk	X	X	X	X	X
Commodities Risk	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Market Risk – Equities	X				X
Smaller Company Risk	X			X	X
Non-Diversified Funds			X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the

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issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent a Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund may create short investment exposure by selling securities short or taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• MARKET RISK— ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, have resulted, and may continue to result, in delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce desired results. For many funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

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• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds and ETFs) in which it invests, including the risk that those underlying funds will not perform as expected. Because a Fund bears the fees and expenses of the underlying funds in which it invests, an increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and other geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect particular economies and markets as well as global economies and markets. Those events, as well as other changes in non U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

Russia’s invasion of Ukraine beginning in February 2022 has had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. For example, in response to Russia’s actions, various governments, including the United States, issued a series of broad-ranging economic sanctions against Russia that, among other things (i) prohibit doing business with certain Russian companies, financial institutions and individuals (e.g., officials); (ii) the removal of Russian banks from the Society for Worldwide Interbank Financial Telecommunications (commonly referred to as “SWIFT”), the electronic banking network that connects banks globally; and (iii) restrict the Russian Central Bank from undermining the impact of the sanctions. In retaliation for the sanctions and other actions by the U.S. and other countries, Russia has imposed strict capital controls limiting the ability of foreigners to trade on the Moscow Stock Exchange and to sell, receive or deliver assets held in the custody of local Russian banks (such as equities of Russian companies and Rubles). These actions by the United States and other countries have adversely affected (and similar actions in the future could adversely affect) the Russian economy and the value and liquidity of Russian securities. In particular, where a Fund holds securities of a Russian issuer that is subject to blocking sanctions imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control, those securities will be frozen and consequently unable to be sold

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or transferred. Moreover, the Russia/Ukraine conflict and related actions (such as those described above) have, and could continue to have, an adverse effect on global markets and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian issuers.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by a Fund and the time the Fund liquidates assets to meet that request.

• MARKET RISK—EQUITIES. The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• NON-DIVERSIFIED FUNDS. High Yield Fund and Multi-Sector Fixed Income Fund are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Funds’ performance more than if the Funds were a diversified investment company.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

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Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2023, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Bond forward contracts
Substitute for direct investment in securities		X
Forward currency contracts
Adjust currency exchange rate risk		X	X	X	X
Adjust exposure to foreign currencies	X	X		X
Futures contracts
Adjust interest rate exposure	X		X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X
Options (Purchased)
Achieve exposure to a reference entity’s credit					X
Adjust exposure to foreign currencies		X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit			X		X
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit		X
Swap contracts
Achieve exposure to a reference entity’s credit		X	X		X
Adjust exposure to certain markets		X			X
Adjust interest rate exposure		X		X	X
Adjust portfolio beta		X

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Type of Derivative and Objective for Use (continued)	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Generate long risk exposure to an index			X
Provide a measure of protection against default loss		X	X		X
Provide exposure to the Fund’s benchmark			X	X

Bond forward contracts

The Funds may enter into bond forward contracts. A bond forward may be a contractual agreement between the Fund and another party to cash settle the difference between the final price of an underlying asset and the forward price, calculated at inception of the contract. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time the Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward. Bond forward contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

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Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023 and the Statements of Operations for the year ended February 28, 2023^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$7,690	$—	$7,690
Unrealized Appreciation on Futures Contracts¤	—	—	24,372	24,372

Total	$—	$7,690	$24,372	$32,062

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(39,521)	$(39,521)

Total	$—	$—	$(39,521)	$(39,521)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(15,149)	$(15,149)
Forward Currency Contracts	—	7,690	—	7,690

Total	$—	$7,690	$(15,149)	$(7,459)

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		Foreign	Interest
	Credit	Currency	Rate
	Contracts	Contracts	Contracts	Total
Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Bond Forward Contracts	$—	$—	$50,594	$50,594
Unrealized Appreciation on Forward Currency Contracts	—	2,596,255	—	2,596,255
Options, at value	301,675	—	—	301,675
Swap Contracts, at value¤	19,783,919	—	8,440,541	28,224,460

Total	$20,085,594	$2,596,255	$8,491,135	$31,172,984

Liability Derivatives
Unrealized Depreciation on Bond Forwards Contracts	$—	$—	$(911,701)	$(911,701)
Unrealized Depreciation on Forward Currency Contracts	—	(379,018)	—	(379,018)
Swap Contracts, at value¤	(1,511,468)	—	(22,276)	(1,533,744)

Total	$(1,511,468)	$(379,018)	$(933,977)	$(2,824,463)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$(377,508)	$—	$(377,508)
Bond forward contracts	—	—	(3,321,127)	(3,321,127)
Options	(582,636)	—	—	(582,636)
Swap Contracts	14,267,458	—	6,508,025	20,775,483
Forward Currency Contracts	—	45,389,317	—	45,389,317

Total	$13,684,822	$45,011,809	$3,186,898	$61,883,529

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$1,064,064	$—	$1,064,064
Bond forward contracts	—	—	(861,107)	(861,107)
Options	558,200	—	—	558,200
Swap Contracts	(12,322,098)	—	11,134,080	(1,188,018)
Forward Currency Contracts	—	(2,024,259)	—	(2,024,259)

Total	$(11,763,898)	$(960,195)	$10,272,973	$(2,451,120)

High Yield Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$11,892	$11,892
Swap Contracts, at value¤	587,139	—	3,834,602	4,421,741

Total	$587,139	$—	$3,846,494	$4,433,633

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(13,661)	$(13,661)
Written Options, at value	(64,112)	—	—	(64,112)
Swap Contracts, at value¤	—	—	(852,098)	(852,098)

Total	$(64,112)	$—	$(865,759)	$(929,871)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(3,490,787)	$(3,490,787)
Written Options	(813,785)	—	—	(813,785)
Swap Contracts	(78,052)	—	(777,880)	(855,932)
Forward Currency Contracts	—	8,623,955	—	8,623,955

Total	$(891,837)	$8,623,955	$(4,268,667)	$3,463,451

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(170,929)	$(170,929)
Written Options	466,086	—	—	466,086
Swap Contracts	924,075	—	4,394,435	5,318,510
Forward Currency Contracts	—	(218,399)	—	(218,399)

Total	$1,390,161	$(218,399)	$4,223,506	$5,395,268

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		Foreign	Interest
	Credit	Currency	Rate
	Contracts	Contracts	Contracts	Total
Multi-Sector Fixed Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$857,233	$—	$857,233
Unrealized Appreciation on Futures Contracts¤	—	—	6,216	6,216
Swap Contracts, at value¤	—	—	2,122,127	2,122,127

Total	$—	$857,233	$2,128,343	$2,985,576

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(442,407)	$—	$(442,407)
Unrealized Depreciation on Futures Contracts¤	—	—	(37,718)	(37,718)
Swap Contracts, at value¤	—	—	(2,150,867)	(2,150,867)

Total	$—	$(442,407)	$(2,188,585)	$(2,630,992)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(5,844,922)	$(5,844,922)
Swap Contracts	—	—	(41,891)	(41,891)
Forward Currency Contracts	—	3,010,113	—	3,010,113

Total	$—	$3,010,113	$(5,886,813)	$(2,876,700)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(440,253)	$(440,253)
Swap Contracts	—	—	265,954	265,954
Forward Currency Contracts	—	948,216	—	948,216

Total	$—	$948,216	$(174,299)	$773,917

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		Foreign	Interest
	Credit	Currency	Rate
	Contracts	Contracts	Contracts	Total
Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$359,673	$—	$—	$359,673
Unrealized Appreciation on Forward Currency Contracts	—	142,259	—	142,259
Swap Contracts, at value¤	33,178,710	—	94,565	33,273,275

Total	$33,538,383	$142,259	$94,565	$33,775,207

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(2,861)	$—	$(2,861)
Unrealized Depreciation on Futures Contracts¤	—	—	(486,325)	(486,325)
Written Options, at value	(447,873)	—	—	(447,873)
Swap Contracts, at value¤	(7,509,838)	—	—	(7,509,838)

Total	$(7,957,711)	$(2,861)	$(486,325)	$(8,446,897)

Net Realized Gain (Loss) on
Investments (purchased options)	$(722,628)	$—	$—	$(722,628)
Futures Contracts	—	—	(2,378,481)	(2,378,481)
Written Options	2,660,303	—	—	2,660,303
Swap Contracts	2,844,742	—	545,148	3,389,890
Forward Currency Contracts	—	415,402	—	415,402

Total	$4,782,417	$415,402	$(1,833,333)	$3,364,486

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$76,361	$—	$—	$76,361
Futures Contracts	—	—	(204,141)	(204,141)
Written Options	132,109	—	—	132,109
Swap Contracts	(662,155)	—	(44,011)	(706,166)
Forward Currency Contracts	—	65,902	—	65,902

Total	$(453,685)	$65,902	$(248,152)	$(635,935)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

113

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February 28, 2023

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 28, 2023, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2023:

Asset Allocation Bond Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Citibank N.A.	$7,690	$—	$—	$7,690

Total	$7,690	$—	$—	$7,690

Emerging Country Debt Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Barclays Bank PLC	$1,114,345	$(972,317)	$—	$142,028
Citibank N.A.	2,995,783	(1,880,000)	(912,514)	203,269
Deutsche Bank AG	1,451,104	—	(1,451,104)	—
Goldman Sachs International	4,009,191	(3,839,231)	—	169,960
JPMorgan Chase Bank, N.A.	1,697,798	—	(211,846)	1,485,952
Morgan Stanley & Co. International PLC	2,440,164	(2,269,094)	(171,070)	—	*
Morgan Stanley Capital Services LLC	2,231,691	(2,231,691)	—	—	*
State Street Bank and Trust Company	156,091	(156,091)	—	—	*

Total	$16,096,167	$(11,348,424)	$(2,746,534)	$2,001,209

	Gross Derivative		Derivative	Net Amount
	Liabilities Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreement	Pledged	Available for Offset	Liabilities
Citibank N.A.	$(912,514)	$—	$912,514	$—
Deutsche Bank AG	(1,506,757)	55,653	1,451,104	—	*
JPMorgan Chase Bank, N.A.	(211,846)	—	211,846	—
Morgan Stanley & Co. International PLC	(171,070)	—	171,070	—

Total	$(2,802,187)	$55,653	$2,746,534	$—

114

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Notes to Financial Statements — (Continued)

February 28, 2023

High Yield Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Barclays Bank PLC	$858,739	$(260,761)	$—	$597,978
Goldman Sachs International	239,416	(239,416)	—	—	*
JPMorgan Chase Bank, N.A.	177,318	—	—	177,318
Morgan Stanley & Co. International PLC	2,559,129	(1,990,000)	—	569,129

Total	$3,834,602	$(2,490,177)	$—	$1,344,425

	Gross Derivative		Derivative	Net Amount
	Liabilities Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreement	Pledged	Available for Offset	Liabilities
Deutsche Bank AG	$(64,112)	$64,112	$—	$—	*
Morgan Stanley & Co. LLC	(852,098)	—	—	(852,098)

Total	$(916,210)	$64,112	$—	$(852,098)

Multi-Sector Fixed Income Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Bank of America, N.A.	$81,004	$—	$(20,352)	$60,652
Barclays Bank PLC	223,204	—	(80,600)	142,604
Citibank N.A.	428,918	(250,000)	(4,344)	174,574
Deutsche Bank AG	12,081	—	—	12,081
Goldman Sachs	10,537	—	(10,537)	—
JPMorgan Chase Bank, N.A.	9,897	—	(9,897)	—
Morgan Stanley & Co. International PLC	78,228	—	(78,228)	—
State Street Bank and Trust Company	13,364	—	(9,990)	3,374

Total	$857,233	$(250,000)	$(213,948)	$393,285

	Gross Derivative		Derivative	Net Amount
	Liabilities Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreement	Pledged	Available for Offset	Liabilities
Bank of America, N.A.	$(20,352)	$—	$20,352	$—
Barclays Bank PLC	(80,600)	—	80,600	—
Citibank N.A.	(4,344)	—	4,344	—
Goldman Sachs	(18,407)	—	10,537	(7,870)
JPMorgan Chase Bank, N.A.	(44,897)	—	9,897	(35,000)
Morgan Stanley & Co. International PLC	(263,817)	172,863	78,228	(12,726)
State Street Bank and Trust Company	(9,990)	—	9,990	—

Total	$(442,407)	$172,863	$213,948	$(55,596)

115

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Opportunistic Income Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Bank of America, N.A.	$155,319	$(104,063)	$—	$51,256
Barclays Bank PLC	359,673	—	(244,614)	115,059
Citibank N.A.	1,799,447	(1,308,648)	(490,799)	—	*
Citigroup Global Markets Inc.	1,870,163	(1,539,683)	(330,480)	—	*
Deutsche Bank AG	619,486	(619,486)	—	—	*
Goldman Sachs International	12,562,782	(12,182,600)	(351,169)	29,013
JPMorgan Chase Bank, N.A.	5,333,851	(2,519,249)	(2,814,602)	—	*
Morgan Stanley & Co. International PLC	9,630,206	(9,424,086)	(206,120)	—	*
Morgan Stanley Capital Services LLC	1,443,699	(1,443,699)	—	—	*
State Street Bank and Trust Company	581	—	—	581

Total	$33,775,207	$(29,141,514)	$(4,437,784)	$195,909

	Gross Derivative		Derivative	Net Amount
	Liabilities Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreement	Pledged	Available for Offset	Liabilities
Barclays Bank PLC	$(244,614)	$—	$244,614	$—
Citibank N.A.	(490,799)	—	490,799	—
Citigroup Global Markets Inc.	(330,480)	—	330,480	—
Goldman Sachs International	(351,169)	—	351,169	—
JPMorgan Chase Bank, N.A.	(2,814,602)	—	2,814,602	—
Morgan Stanley & Co. International PLC	(206,120)	—	206,120	—

Total	$(4,437,784)	$—	$4,437,784	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (bond forward contracts, forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2023:

Fund Name	Bond Forward Contracts ($)	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Swap Contracts ($)
Asset Allocation Bond Fund	—	167,532	2,876,902	—	—
Emerging Country Debt Fund	62,582,418	355,576,096	—	147,959,667	1,180,833,365
High Yield Fund	—	62,782,591	47,942,061	15,730,000	223,682,065
Multi-Sector Fixed Income Fund	—	91,548,726	42,343,335	—	316,468,574
Opportunistic Income Fund	—	6,742,982	604,169,387	191,170,167	615,320,632

116

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi- Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.35%	0.35%	0.25%	0.40%	0.08	%(a)

(a)	Since April 9, 2021 and prior to June 30, 2019, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V		Class VI	Class R6		Class I
Asset Allocation Bond Fund	0.15%				0.055%
Emerging Country Debt Fund	0.15%	0.10%			0.055%
High Yield Fund	0.15%*	0.10%*	0.085	%*	0.055%	0.15	%*	0.15	%*
Multi-Sector Fixed Income Fund	0.15%	0.10%				0.15	%*	0.15	%*
Opportunistic Income Fund	0.15%				0.055%	0.15%		0.15%

*	Class is offered but has no shareholders as of February 28, 2023.

For each Fund (prior to June 30, 2022), other than Emerging Country Debt Fund and High Yield Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For the period starting June 30, 2022, Asset Allocation Bond Fund, Multi-Sector Fixed Income Fund and Opportunistic Income Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.01% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

With respect to High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.55% for Class III shares; 0.50% for Class IV shares; 0.485% for Class V shares; 0.455% for Class VI shares; 0.55% for Class R6 shares; and 0.55% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency,

117

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits in effect at the time GMO seeks to recover expenses.

For the year ended February 28, 2023, GMO did not recoup any previously recorded waivers and/or reimbursements.

On February 28, 2023, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025	Expiring the year ending February 28, 2026
High Yield Fund, Class VI	—	—	$30,232

GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

These contractual waivers and reimbursements will continue through at least June 30, 2023 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For each Fund, other than High Yield Fund, GMO has contractually agreed to reimburse Class I shares of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

For High Yield Fund prior to June 30, 2022, GMO has contractually agreed to reimburse Class I assets to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets. For the period starting June 30, 2022, GMO has contractually agreed to reimburse Class I assets to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.04% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

118

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2023 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Asset Allocation Bond Fund	828
Emerging Country Debt Fund	151,093
High Yield Fund	12,432
Multi-Sector Fixed Income Fund	4,275
Opportunistic Income Fund	45,941
U.S. Treasury Fund	14,721

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the Year ended February 28, 2023, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expense
Multi-Sector Fixed Income Fund	0.121%

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2023, the funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2023 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	21,472,245	165,056	50,087,828	176,635
Emerging Country Debt Fund	221,257,491	723,294,480	302,125,171	1,044,602,778
High Yield Fund	68,696,356	53,053,697	2,147,192	23,644,937
Multi-Sector Fixed Income Fund	260,169,580	32,627,031	248,619,393	40,053,254
Opportunistic Income Fund	308,812,644	408,390,773	425,038,810	226,474,353
U.S. Treasury Fund	—	—	—	—

119

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the year ended February 28, 2023. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)		Net realized gains/ (losses) attributed to redemption in- kind transactions ($)
Emerging Country Debt Fund	—	515,977,959	*	(168,375,123)

*	The redemption in-kind was redeemed by an affiliate.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of February 28, 2023

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	1	‡	99.81%
Emerging Country Debt Fund	—		—
High Yield Fund	3	#	94.37%
Multi-Sector Fixed Income Fund	4	#	85.58%
Opportunistic Income Fund	3	‡	61.28%
U.S. Treasury Fund	3	§	62.77%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.

120

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2023				Year Ended February 28, 2022
	Shares		Amount		Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	—		$—		231,090	$5,615,500
Shares issued to shareholders in reinvestment of distributions	—		—		15	359
Shares repurchased	—		—		(2,826,353)	(67,755,933)

Net increase (decrease)	—		$—		(2,595,248)	$(62,140,074)

Class VI:
Shares sold	155,762		$3,316,859		685,291	$16,677,005
Shares issued to shareholders in reinvestment of distributions	7,321		157,978		28,792	699,355
Shares repurchased	(790,590)		(17,266,124)		(1,552,611)	(37,257,738)

Net increase (decrease)	(627,507)		$(13,791,287)		(838,528)	$(19,881,378)

Emerging Country Debt Fund
Class III:
Shares sold	27,396,992		$489,332,221		7,338,675	$177,081,443
Shares issued to shareholders in reinvestment of distributions	5,278,003		92,976,565		3,749,384	91,061,066
Shares repurchased	(7,788,631)		(149,032,722)		(6,465,058)	(154,953,062)
Purchase premiums	—		197,867		—	262,799
Redemption fees	—		811,031		—	415,289

Net increase (decrease)	24,886,364		$434,284,962		4,623,001	$113,867,535

Class IV:
Shares sold	18,090,621		$327,661,582		19,770,838	$511,809,366
Shares issued to shareholders in reinvestment of distributions	7,663,996		134,759,630		7,567,539	186,159,290
Shares repurchased	(31,422,672)		(567,257,280)		(81,664,417)	(2,093,128,743)
Purchase premiums	—		329,215		—	676,346
Redemption fees	—		1,390,018		—	834,669

Net increase (decrease)	(5,668,055)		$(103,116,835)		(54,326,040)	$(1,393,649,072)

Class VI:(a)
Shares sold	7,804,106		$150,598,679		57,276,130	$1,479,762,322
Shares issued to shareholders in reinvestment of distributions	5,224,631		92,257,553		4,061,385	96,336,051
Shares repurchased	(49,730,237	)(b)	(871,796,301	)(b)	(2,398,142)	(59,422,319)
Purchase premiums	—		145,763		—	151,434
Redemption fees	—		773,314		—	453,691

Net increase (decrease)	(36,701,500)		$(628,020,992)		58,939,373	$1,517,281,179

121

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

	Year Ended February 28, 2023		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
High Yield Fund
Class VI:
Shares sold	15,284,882	$267,516,111	—	$—
Shares issued to shareholders in reinvestment of distributions	1,134,916	18,886,074	607,965	11,960,560
Shares repurchased	(5,586,053)	(98,691,785)	(585,873)	(11,500,000)

Net increase (decrease)	10,833,745	$187,710,400	22,092	$460,560

Multi-Sector Fixed Income Fund
Class III:
Shares sold	416,640	$6,870,403	198,808	$4,000,000
Shares issued to shareholders in reinvestment of distributions	8,883	149,319	38,703	771,747
Shares repurchased	(280)	(4,800)	(1,340,616)	(26,860,330)

Net increase (decrease)	425,243	$7,014,922	(1,103,105)	$(22,088,583)

Class IV:
Shares sold	1,483,036	$26,065,009	2,988,268	$60,053,854
Shares issued to shareholders in reinvestment of distributions	92,314	1,559,194	193,216	3,868,186
Shares repurchased	(2,350,022)	(40,932,500)	(3,669,201)	(72,720,030)

Net increase (decrease)	(774,672)	$(13,308,297)	(487,717)	$(8,797,990)

Opportunistic Income Fund
Class III:(c)
Shares sold	1,794,231	$43,302,785	1,013,442	$26,129,885
Shares issued to shareholders in reinvestment of distributions	14,595	353,815	8,790	224,578
Shares repurchased	(293,945)	(7,248,308)	(541,722)	(13,851,286)

Net increase (decrease)	1,514,881	$36,408,292	480,510	$12,503,177

Class VI:
Shares sold	5,356,095	$131,084,685	1,201,167	$30,987,689
Shares issued to shareholders in reinvestment of distributions	621,773	15,001,411	294,328	7,561,416
Shares repurchased	(4,501,883)	(110,825,799)	(5,293,597)	(137,137,320)

Net increase (decrease)	1,475,985	$35,260,297	(3,798,102)	$(98,588,215)

Class R6:(d)
Shares sold	3,049,542	$76,297,993	6,348,670	$164,336,615
Shares issued to shareholders in reinvestment of distributions	171,371	4,129,997	26,344	673,318
Shares repurchased	(1,468,340)	(35,958,528)	(374,066)	(9,594,675)

Net increase (decrease)	1,752,573	$44,469,462	6,000,948	$155,415,258

Class I:
Shares sold	8,137,722	$196,826,521	5,654,035	$146,238,616
Shares issued to shareholders in reinvestment of distributions	628,046	15,108,991	234,350	6,009,933
Shares repurchased	(5,221,139)	(128,235,546)	(4,671,231)	(121,104,867)

Net increase (decrease)	3,544,629	$83,699,966	1,217,154	$31,143,682

122

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

	Year Ended February 28, 2023		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
U.S. Treasury Fund
Core Class:
Shares sold	498,976,199	$2,489,337,437	304,783,797	$1,534,292,585
Shares issued to shareholders in reinvestment of distributions	426,512	2,126,219	63,726	320,558
Shares repurchased	(468,958,957)	(2,339,411,314)	(329,360,932)	(1,657,850,113)

Net increase (decrease)	30,443,754	$152,052,342	(24,513,409)	$(123,236,970)

(a)	The period under the heading “Year Ended February 28, 2022” represents the period from July 29, 2021 (commencement of operations) through February 28, 2022.
(b)	29,602,866 shares and $515,977,959 were redeemed in-kind by an affiliate.
(c)

The period under the heading “Year Ended February 28, 2022” represents the period from July 21, 2021 (commencement of operations) through December 28, 2021 and the period under the heading “Year Ended February 28, 2022” represents the period from February 1, 2022 (commencement of operations) through February 28, 2022.

(d)	The period under the heading “Year Ended February 28, 2022” represents the period from May 19, 2021 (commencement of operations) through February 28, 2022.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2023 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$11,626	$165,055	$176,635	$460	$—	$(93)	$47	$—

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,339,103	$—	$6,500,000	$1,693,152	$—	$(35,403)	$(274,412)	$67,529,288

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$6,291,438	$—	$1,000,001	$595,595	$—	$(409,719)	$(506,790)	$4,374,928
GMO Opportunistic Income Fund, Class VI	25,924,702	—	1,000,000	904,092	357,581	(34,894)	(1,395,504)	23,494,304
GMO U.S. Treasury Fund	2,399,326	—	2,399,326	854	—	(9,578)	9,578	—

Totals	$34,615,466	$—	$4,399,327	$1,500,541	$357,581	$(454,191)	$(1,892,716)	$27,869,232

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,938,043	$—	$—	$259,013	$—	$—	$(43,665)	$10,894,378

11.	Subsequent events

Subsequent to February 28, 2023, GMO High Yield Fund received redemption requests in the amount of $84,500,000.

123

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of

GMO Asset Allocation Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Multi-Sector Fixed Income Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Asset Allocation Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Multi-Sector Fixed Income Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund (six of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, the statement of cash flows for GMO Emerging Country Debt Fund for the year ended February 28, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023, the statement of cash flows of GMO Emerging Country Debt Fund for the year ended February 28, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, MA
April 27, 2023

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

124

GMO Trust Funds

Fund Expenses

February 28, 2023 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 28, 2023.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2022 through February 28, 2023.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
Asset Allocation Bond Fund
Class III	$1,000.00	$959.20	$1.94	$1,000.00	$1,022.81	$2.01	0.40%
Class VI	$1,000.00	$959.00	$1.55	$1,000.00	$1,023.21	$1.61	0.32%
Emerging Country Debt Fund
Class III	$1,000.00	$1,055.10	$2.75	$1,000.00	$1,022.12	$2.71	0.54%
Class IV	$1,000.00	$1,055.50	$2.50	$1,000.00	$1,022.37	$2.46	0.49%
Class VI	$1,000.00	$1,055.10	$2.24	$1,000.00	$1,022.61	$2.21	0.44%
High Yield Fund
Class VI	$1,000.00	$1,041.90	$2.38	$1,000.00	$1,022.46	$2.36	0.47%
Multi-Sector Fixed Income Fund
Class III	$1,000.00	$978.80	$2.06	$1,000.00	$1,022.71	$2.11	0.42%
Class IV	$1,000.00	$978.10	$1.81	$1,000.00	$1,022.96	$1.86	0.37%
Opportunistic Income Fund
Class III	$1,000.00	$1,010.60	$2.84	$1,000.00	$1,021.97	$2.86	0.57%
Class VI	$1,000.00	$1,010.50	$2.34	$1,000.00	$1,022.46	$2.36	0.47%
Class R6	$1,000.00	$1,010.40	$2.84	$1,000.00	$1,021.97	$2.86	0.57%
Class I	$1,000.00	$1,009.80	$3.39	$1,000.00	$1,021.42	$3.41	0.68%

125

GMO Trust Funds

Fund Expenses — (Continued)

February 28, 2023 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Treasury Fund
Core Class	$1,000.00	$1,017.20	$0.05	$1,000.00	$1,024.75	$0.05	0.01%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2023, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

126

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2023 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2023:

Fund Name	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short-Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Code Section 163(j) Interest-Related Dividend Income ($)(4)
Asset Allocation Bond Fund	100.00%	140,605	—	—	—
Emerging Country Debt Fund	—	—	—	—	—
High Yield Fund	12.35%	3,211,933	451,107	168,925	—
Multi-Sector Fixed Income Fund	20.30%	1,314,494	—	—	—
Opportunistic Income Fund	5.86%	26,718,186	4,491,689	9,982,443	—
U.S. Treasury Fund	75.80%	8,732,859	—	—	8,732,859

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(4)	The Funds hereby designate the above business interest-related dividend income pursuant to Section 163(j) of the Code and the regulations.

In early 2024, the Funds will notify applicable shareholders of amounts for use in preparing 2023 U.S. federal income tax forms.

127

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 28, 2023. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 53 State Street, Suite 3300, Boston, MA 02109. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Ms. Santoro, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	33	Director, BeiGene Ltd. (biotech).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Professor of Finance (Since July 1, 2011) and Peter Moores Dean and Professor of Finance (July 1, 2011 – June 30, 2022) University of Oxford, Said Business School; Baker Foundation Professor, Harvard Business School (Since July 1, 2022).	33	None.

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired	33	Trustee HIMCO Variable Insurance Trust (27 Portfolios) April 2014 – April 2019).

128

Interested Trustee and Officer
Dina Santoro[2] YOB: 1973	Trustee; President of the Trust	Trustee and President of the Trust since February 2023.	Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); President, Chief Executive Officer, and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (September 2022 – December 2022); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 –December 2022); Chief Operating Officer, Voya Investment Management (January 2022 –December 2022); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017-December 2022). Formerly, President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018-September 2022); Director, Voya Funds Services, LLC (March 2018-September 2022).	33	Voya Separate Portfolios Trust (July 2018 – December 2022).

[1]	The Fund Complex includes series of each of GMO Trust.
[2]	Ms. Santoro is an “interested person” of the Trust, as such term is used in the 1940 Act (as “Interested Trustee”), by virtue of her positions with the Trust and GMO indicated in the table above.

Officers

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years*
Dina Santoro YOB: 1973	Trustee; President of the Trust	Trustee and President since February 2023.	Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); President, Chief Executive Officer, and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (September 2022 – February 2023); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 –February 2023); Chief Operating Officer, Voya Investment Management (January 2022 –February 2023); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017-February 2023); Formerly, President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018-September 2022); Director, Voya Funds Services, LLC (March 2018-September 2022).

Tara Pari YOB: 1976	Chief Executive Officer	Chief Executive Officer since November 2020.	Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – November 2020); Head of Fund Reporting and Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 to present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present).

129

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years*
Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).

John L. Nasrah YOB: 1977		Since March 2007.	Head of Tax, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 - present); Head of Fund Tax, Grantham, Mayo, Van Otterloo & Co. LLC (2018 - 2020).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present).

Devin Kelly YOB: 1984	Assistant Treasurer	Since June 2020.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2012 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016 – present); Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007 – March 2016).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

130

AR-022823-FI

GMO Trust

Annual Report

February 28, 2023

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

This page has been left blank intentionally.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class VI shares of GMO Alternative Allocation Fund returned +3.25% (net) for the fiscal year ended February 28, 2023, as compared with +2.22% for the FTSE-3 Month Treasury Bill Index.

Equity Dislocation, which is long cheap Value stocks and short expensive Growth stocks, had a very strong year and, as a sizeable allocation, was the biggest contributor to total Fund returns with a 2.52% contribution. Other strategies that had a meaningful positive impact included Event-Driven, Systematic Global Macro, and the Credit strategies. Unfortunately, one of the larger exposures, Fixed Income Absolute Return, had a disappointing 12 months and detracted -1.84%. The Asset Allocation Long/Short strategy and Put Selling also modestly detracted.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

3

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Alternative Allocation Fund Class VI Shares and the FTSE 3-Month Treasury Bill Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	Since Inception
Class VI	3.25%	5/1/19	0.52%
Class R6	3.17%	7/31/20	1.19%
Class I	2.98%	9/4/19	0.06%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For Class VI, R6 and I the gross expense ratio of 1.51%, 1.71% and 1.79%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 1.34%, 1.58% and 1.60% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	63.3%
Short-Term Investments	33.9
Debt Obligations	32.6
Swap Contracts	3.1
Investment Funds	1.2
Preferred Stocks	0.5
Forward Currency Contracts	0.2
Rights/Warrants	0.2
Purchased Options	0.1
Futures Contracts	0.0^
Written Options	(0.6)
Securities Sold Short	(36.4)
Other	1.9

100.0%

Debt Obligations as a %
Country/Region Summary¤	of Total Net Assets
Australia	4.1%
Switzerland	2.7
Canada	(1.6)
Germany	(1.8)
Other Developed	(1.8)‡
Sweden	(1.8)
Euro Region	(3.2)§

(3.4)%

	Equity Investments as a %
Country/Region Summary¤	of Total Net Assets
United States	15.9%
Japan	5.1
Other Emerging	3.2	†
Taiwan	2.6
South Korea	1.0
Other Developed	0.4	‡

	28.2%

(a)

GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the holdings of GMO Alternative Allocation SPC Ltd. have been included with GMO Alternative Allocation Fund.

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
^	Rounds to 0.0%.

5

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 60.5%
	Australia — 0.8%
38,052	Aurizon Holdings Ltd (a)	84,557
26,238	BlueScope Steel Ltd (a)	335,707
32,748	Brambles Ltd (a)	282,965
13,595	Fortescue Metals Group Ltd (a)	194,815
47,960	GPT Group (The) (REIT) (a)	151,396
128,580	Mirvac Group (REIT) (a)	195,773
71,129	Scentre Group (REIT) (a)	142,063
75,217	Stockland (REIT) (a)	193,755

	Total Australia	1,581,031

	Belgium — 0.5%
7,337	Ageas SA/NV (a)	331,112
730	Sofina SA (a)	181,861
4,348	UCB SA	373,790

	Total Belgium	886,763

	Brazil — 0.2%
9,500	Banco do Brasil SA	73,126
15,700	Petroleo Brasileiro SA Sponsored ADR (a)	174,113
11,200	Telefonica Brasil SA ADR (a)	83,440

	Total Brazil	330,679

	Canada — 1.8%
3,200	Alimentation Couche-Tard Inc (a)	150,115
135,793	Canaccord Genuity Group Inc (a)	1,147,448
1,000	Canadian Apartment Properties (REIT) (a)	36,218
2,700	Canadian Tire Corp Ltd – Class A (a)	336,565
800	iA Financial Corp Inc (a)	53,705
3,700	Magna International Inc (a)	206,218
12,100	Manulife Financial Corp (a) (b)	239,096
10,600	Manulife Financial Corp (a) (b)	209,592
3,200	Onex Corp (a)	171,104
9,800	Quebecor Inc – Class B (a)	231,839
7,900	Teck Resources Ltd – Class B (a) (b)	315,363
3,000	Teck Resources Ltd – Class B (a) (b)	119,760
3,900	West Fraser Timber Co Ltd (a) (b)	292,965
900	West Fraser Timber Co Ltd (a) (b)	67,554

	Total Canada	3,577,542

	China — 0.6%
111,000	Bank of Communications Co Ltd – Class H	65,630
21,500	Beijing Enterprises Holdings Ltd	70,427
22,500	China Conch Venture Holdings Ltd	45,281
43,500	China Overseas Land & Investment Ltd	107,988
212,000	China Railway Group Ltd – Class H	110,492
308,000	China Zhongwang Holdings Ltd * (c)	65,922
146,000	CITIC Ltd	161,090
80,000	Dongfeng Motor Group Co Ltd – Class H	40,869
13,000	Kingboard Holdings Ltd	46,412
8,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	14,990

Shares	Description	Value ($)
	China — continued
239,500	Shimao Group Holdings Ltd * (c)	134,862
6,000	Sinopharm Group Co Ltd – Class H	16,069
374,000	Sunac China Holdings Ltd * (c)	218,223
400	Vipshop Holdings Ltd ADR * (a)	5,956

	Total China	1,104,211

	Denmark — 0.6%
84	AP Moller – Maersk A/S – Class A (a)	191,998
90	AP Moller – Maersk A/S – Class B (a)	209,641
17,918	Danske Bank A/S (a)	416,114
4,547	Pandora A/S (a)	430,709
72	Rockwool A/S – B Shares (a)	16,347

	Total Denmark	1,264,809

	Finland — 0.2%
71,627	Nokia Oyj (a)	331,386

	France — 0.7%
13,281	ArcelorMittal SA	398,555
4,396	BNP Paribas SA (a)	307,329
496	Cie de Saint-Gobain (a)	29,474
2,770	Publicis Groupe SA (a)	219,902
11,937	Societe Generale SA	344,019

	Total France	1,299,279

	Germany — 0.5%
2,582	Bayerische Motoren Werke AG (a)	266,373
3,106	Fresenius SE & Co KGaA (a)	85,469
1,654	HeidelbergCement AG (a)	113,551
5,466	Mercedes-Benz Group AG (a)	418,929

	Total Germany	884,322

	India — 0.5%
98,843	GAIL India Ltd	122,879
5,934	Hindalco Industries Ltd	28,643
30,419	Hindustan Petroleum Corp Ltd	79,324
56,680	Indian Oil Corp Ltd	52,113
76,693	NTPC Ltd	157,722
189,372	Oil & Natural Gas Corp Ltd	347,355
212,038	Tata Steel Ltd	267,058

	Total India	1,055,094

	Israel — 1.1%
36,500	Teva Pharmaceutical Industries Ltd Sponsored ADR * (a)	361,715
38,086	Tower Semiconductor Ltd *	1,544,768
11,100	ZIM Integrated Shipping Services Ltd	262,626

	Total Israel	2,169,109

	Italy — 0.4%
23,538	Stellantis NV (a)	411,780

See accompanying notes to the financial statements.	6

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Italy — continued
1,101,972	Telecom Italia SPA * (a)	359,819

	Total Italy	771,599

	Japan — 7.6%
1,700	AGC Inc (a)	62,894
1,700	Aisin Corp	46,586
12,200	Amano Corp	225,617
29,600	Asahi Kasei Corp (a)	206,164
15,000	Credit Saison Co Ltd (a)	204,440
16,200	Daiwabo Holdings Co Ltd	250,349
11,900	Denka Co Ltd (a)	251,298
18,400	EXEO Group Inc	322,859
7,200	Ezaki Glico Co Ltd (a)	180,772
16,000	Fuji Corp	242,321
6,100	FUJIFILM Holdings Corp (a)	284,576
13,000	H.U. Group Holdings Inc (a)	255,834
17,500	Haseko Corp (a)	200,817
15,100	Honda Motor Co Ltd (a)	392,648
2,100	Honda Motor Co Ltd Sponsored ADR (a)	54,537
5,200	Idemitsu Kosan Co Ltd (a)	115,084
34,800	Inpex Corp (a)	364,857
12,300	ITOCHU Corp (a)	367,655
8,400	KDDI Corp (a)	245,766
18,500	Kirin Holdings Co Ltd (a)	276,917
22,600	K’s Holdings Corp (a)	194,725
11,200	Kyudenko Corp	282,889
9,300	Maruichi Steel Tube Ltd (a)	202,061
8,600	Mitsubishi Corp (a)	292,151
22,300	Mitsubishi Electric Corp (a)	250,590
14,000	Mitsui OSK Lines Ltd (a)	365,681
7,100	Morinaga & Co Ltd (a)	204,787
7,600	MS&AD Insurance Group Holdings Inc (a)	248,703
8,300	NEC Corp (a)	297,043
9,700	NH Foods Ltd (a)	267,839
6,500	Nippon Telegraph & Telephone Corp (a)	188,349
15,200	Nippon Yusen KK (a)	395,093
42,200	Obayashi Corp (a)	312,154
46,000	Penta-Ocean Construction Co Ltd (a)	219,223
3,900	Renesas Electronics Corp * (a)	50,378
3,100	Rohm Co Ltd (a)	238,739
8,600	Sankyu Inc (a)	316,399
1,500	Sawai Group Holdings Co Ltd	41,531
4,300	Secom Co Ltd (a)	250,064
21,100	Sekisui House Ltd (a)	399,491
33,900	Shimizu Corp (a)	182,988
16,700	Stanley Electric Co Ltd	348,251
8,000	Subaru Corp	128,170
17,600	SUMCO Corp (a)	242,852
60,300	Sumitomo Chemical Co Ltd (a)	211,291
20,600	Sumitomo Corp (a)	351,081
9,100	Sumitomo Mitsui Financial Group Inc (a)	397,432
7,300	Sumitomo Mitsui Trust Holdings Inc (a)	270,465
24,300	T&D Holdings Inc (a)	368,004

Shares	Description	Value ($)
	Japan — continued
9,500	Taisei Corp (a)	309,730
18,400	Takuma Co Ltd	185,273
22,800	Teijin Ltd (a)	236,905
12,500	THK Co Ltd (a)	279,947
30,000	Tokai Carbon Co Ltd (a)	292,928
7,400	Tokyo Seimitsu Co Ltd (a)	270,162
17,700	Toppan Inc (a)	320,095
14,600	Tosoh Corp (a)	198,694
5,600	Toyota Industries Corp (a)	328,553
2,100	Tsumura & Co	39,933
6,200	Yamaha Motor Co Ltd	158,628
5,300	Zenkoku Hosho Co Ltd (a)	201,922

	Total Japan	14,893,185

	Mexico — 0.0%
3,300	Grupo Televisa SAB Sponsored ADR	16,368

	Netherlands — 1.1%
72,184	Aegon NV (a)	375,590
3,938	EXOR NV * (a)	324,942
9,170	JDE Peet’s NV (a)	269,938
12,074	Koninklijke Ahold Delhaize NV (a)	383,372
22,377	Koninklijke Philips NV (a)	365,344
8,649	NN Group NV (a)	350,082

	Total Netherlands	2,069,268

	New Zealand — 0.1%
15,249	Auckland International Airport Ltd * (a)	82,398
19,591	Meridian Energy Ltd (a)	64,304

	Total New Zealand	146,702

	Poland — 0.0%
6,301	Polski Koncern Naftowy ORLEN SA	94,109

	Portugal — 0.1%
38,712	EDP – Energias de Portugal SA	194,943

	South Africa — 0.1%
12,999	Bidvest Group Ltd (The)	165,761

	South Korea — 0.4%
313	E-MART Inc	26,476
4,407	Kia Corp	250,450
1,343	LG Corp	83,559
766	LG Electronics Inc	64,249
162	POSCO Holdings Inc	39,046
3,900	POSCO Holdings Inc Sponsored ADR (a)	237,861
4,827	SK Square Co Ltd *	139,765

	Total South Korea	841,406

	Spain — 0.5%
60,712	Banco Bilbao Vizcaya Argentaria SA (a)	471,916

7	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Spain — continued
125,048	Banco Santander SA (a)	492,365

	Total Spain	964,281

	Sweden — 0.4%
30,792	Fastighets AB Balder – B Shares* (a)	152,324
1,251	Industrivarden AB – A Shares (a)	34,387
6,997	Industrivarden AB – C Shares (a)	191,834
7,324	Investor AB – A Shares (a)	150,134
11,059	Kinnevik AB – Class B* (a)	164,468
5,073	Skanska AB – B Shares (a)	92,197
3,739	Svenska Cellulosa AB SCA – Class B (a)	52,179

	Total Sweden	837,523

	Switzerland — 0.5%
9,748	Adecco Group AG (Registered) (a)	347,577
6,071	Logitech International SA (Registered) (a)	331,601
1,316	Roche Holding AG – Genusschein (a)	379,454

	Total Switzerland	1,058,632

	Taiwan — 1.7%
49,343	Silicon Motion Technology Corp ADR (a)	3,316,836

	Thailand — 0.2%
28,500	Kasikornbank Pcl NVDR	110,451
359,400	Krung Thai Bank Pcl NVDR	175,911
7,600	Thai Oil Pcl NVDR	10,838

	Total Thailand	297,200

	Turkey — 0.3%
140,271	Haci Omer Sabanci Holding AS	323,645
620,190	Yapi ve Kredi Bankasi AS	328,669

	Total Turkey	652,314

	United Kingdom — 0.8%
1,686	3i Group Plc (a)	32,985
6,320	Berkeley Group Holdings Plc (The)	318,140
174,016	BT Group Plc (a)	291,730
4,965	Coca-Cola HBC AG * (a)	127,151
10,700	Haleon Plc ADR * (a)	84,316
77,864	Kingfisher Plc (a)	269,282
95,202	Taylor Wimpey Plc (a)	140,826
32,400	Vodafone Group Plc Sponsored ADR (a)	387,828

	Total United Kingdom	1,652,258

	United States — 38.8%
1,300	3M Co. (a)	140,062
62,605	Activision Blizzard, Inc. (a)	4,773,631
39,425	Aerojet Rocketdyne Holdings, Inc. * (a)	2,221,204
147,903	Albertsons Cos., Inc. – Class A (a)	2,940,312
11,100	Ally Financial, Inc. (a)	333,555
3,000	Arrow Electronics, Inc. * (a)	353,970
200	Aspen Technology, Inc. * (a)	42,402

Shares	Description	Value ($)
	United States — continued
5,000	AT&T, Inc. (a)	94,550
2,900	Best Buy Co., Inc. (a)	241,019
900	Biogen, Inc. * (a)	242,874
700	Bio-Rad Laboratories, Inc. – Class A*	334,488
33,900	Black Knight, Inc. * (a)	2,020,440
7,600	BorgWarner, Inc.	382,128
3,600	Capital One Financial Corp. (a)	392,688
9,200	Carrier Global Corp. (a)	414,276
2,900	CBRE Group, Inc. – Class A* (a)	246,906
5,400	Centene Corp. * (a)	369,360
8,300	Citigroup, Inc. (a)	420,727
20,200	Cleveland-Cliffs, Inc. * (a)	430,866
5,100	Cognizant Technology Solutions Corp. – Class A (a)	319,413
10,200	Comcast Corp. – Class A (a)	379,134
8,182	Coupa Software, Inc. * (a)	662,497
2,300	Crowdstrike Holdings, Inc. – Class A* (a)	277,587
42,928	CSX Corp. (a)	1,308,875
3,400	CVS Health Corp. (a)	284,036
6,700	Dell Technologies, Inc. – Class C (a)	272,288
1,400	Discover Financial Services (a)	156,800
24,400	DISH Network Corp. – Class A* (a)	278,404
4,300	DR Horton, Inc. (a)	397,664
8,100	eBay, Inc. (a)	371,790
44,496	Evoqua Water Technologies Corp. * (a)	2,160,726
1,500	FedEx Corp. (a)	304,830
8,900	Fidelity National Financial, Inc. (a)	354,754
61,863	First Horizon Corp. (a)	1,532,347
32,700	Ford Motor Co. (a)	394,689
5,200	Fortune Brands Innovations, Inc. (a)	322,140
38,865	Fox Corp. – Class B (a)	1,253,396
10,600	Franklin Resources, Inc. (a)	312,382
600	Generac Holdings, Inc. * (a)	72,006
11,300	General Motors Co. (a)	437,762
60,845	Globus Medical, Inc. – Class A* (a)	3,549,697
7,008	HEICO Corp. – Class A (a)	912,091
26,118	Horizon Therapeutics Plc * (a)	2,859,660
13,100	HP, Inc. (a)	386,712
62,843	IAA, Inc. * (a)	2,570,907
4,700	Incyte Corp. * (a)	361,806
15,700	Intel Corp. (a)	391,401
3,000	International Business Machines Corp. (a)	387,900
8,500	Invesco Ltd. (a)	150,110
2,500	Jazz Pharmaceuticals Plc *	351,000
22,000	Kinder Morgan, Inc. (a)	375,320
3,600	Knight-Swift Transportation Holdings, Inc. (a)	204,624
9,200	Kraft Heinz Co. (The) (a)	358,248
1,600	Laboratory Corp. of America Holdings (a)	382,976
4,200	Lennar Corp. – Class A (a)	406,308
43,138	Liberty Broadband Corp. – Class C* (a)	3,738,770
130,155	Liberty Global Plc – Class A* (a)	2,666,876
3,200	Liberty Global Plc – Class C*	68,000

See accompanying notes to the financial statements.	8

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United States — continued
7,919	Liberty Media Corp.-Liberty Formula One – Class A* (a)	481,158
7,800	Lincoln National Corp.	247,416
91,000	Lumen Technologies, Inc. (a)	309,400
3,800	LyondellBasell Industries NV – Class A (a)	364,762
1,300	Match Group, Inc. * (a)	53,846
2,546	Meta Platforms, Inc. – Class A* (a)	445,397
6,600	Micron Technology, Inc. (a)	381,612
2,800	Mohawk Industries, Inc. *	287,980
6,800	Molson Coors Brewing Co. – Class B (a)	361,692
7,100	Mosaic Co. (The) (a)	377,649
90,440	New York Community Bancorp, Inc.	803,107
9,300	NRG Energy, Inc. (a)	304,947
2,100	Nucor Corp. (a)	351,624
10	NVR, Inc. * (a)	51,736
6,600	Occidental Petroleum Corp. (a)	386,496
600	Oracle Corp. (a)	52,440
4,700	Ovintiv, Inc. (a)	201,019
16,500	Paramount Global – Class B (a)	353,430
5,100	PayPal Holdings, Inc. * (a)	375,360
153,945	Pershing Square Tontine Holdings Ltd. * (c)	15,395
79,655	PNM Resources, Inc. (a)	3,903,095
3,900	Prudential Financial, Inc. (a)	390,000
7,400	PulteGroup, Inc. (a)	404,558
500	Regeneron Pharmaceuticals, Inc. * (a)	380,210
176,256	Resolute Forest Products, Inc. *	3,863,532
1,900	Skyworks Solutions, Inc. (a)	211,983
24,198	Sportsman’s Warehouse Holdings, Inc. *	217,540
1,200	SS&C Technologies Holdings, Inc. (a)	70,440
3,500	Steel Dynamics, Inc. (a)	441,385
10,400	Synchrony Financial (a)	371,384
122,810	TEGNA, Inc. (a)	2,136,894
2,900	Textron, Inc. (a)	210,337
5,700	Tyson Foods, Inc. – Class A (a)	337,668
79,438	Umpqua Holdings Corp.	1,402,875
6,692	Union Pacific Corp. (a)	1,387,118
2,300	Universal Health Services, Inc. – Class B (a)	307,211
10,400	Verizon Communications, Inc. (a)	403,624
1,100	Vertex Pharmaceuticals, Inc. * (a)	319,319
31,800	Viatris, Inc. (a)	362,520
20,077	VMware, Inc. – Class A* (a)	2,211,080
6,600	Walgreens Boots Alliance, Inc. (a)	234,498
3,943	Warner Bros Discovery, Inc. * (a)	61,590
25,800	Western Union Co. (The) (a)	334,368
7,800	Western Digital Corp. * (a)	300,144
2,600	Westlake Corp. (a)	309,764
2,200	Whirlpool Corp. (a)	303,556
5,400	Zoom Video Communications, Inc. – Class A* (a)	402,786

	Total United States	75,857,329

	TOTAL COMMON STOCKS (COST $123,971,258)	118,313,939

Shares / Par Value†	Description	Value ($)
	PREFERRED STOCKS (d) —0.3%
	Brazil — 0.1%
19,700	Petroleo Brasileiro SA Sponsored ADR (a)	192,272

	Germany — 0.2%
2,200	Bayerische Motoren Werke AG (a)	208,375
1,817	Volkswagen AG (a)	247,340

	Total Germany	455,715

	TOTAL PREFERRED STOCKS (COST $624,154)	647,987

	RIGHTS/WARRANTS — 0.2%
	United States — 0.2%
195,149	Bristol-Myers Squibb Co. CVR * (c)	361,026
13,635	Contra Abiomed, Inc. * (c)	23,861

	TOTAL RIGHTS/WARRANTS (COST $298,336)	384,887

	INVESTMENT FUNDS — 1.2%
	United States — 1.2%
1,000,824	Altaba, Inc. (c)	2,331,920

	TOTAL INVESTMENT FUNDS (COST $1,660,089)	2,331,920

	DEBT OBLIGATIONS — 32.6%
	United States — 32.6%
	Asset-Backed Securities — 2.7%
5,418,616	OZLM VI Ltd, Series 14-6A, Class A1S, 144A, Variable Rate, 3 mo. LIBOR + 1.08%, 5.87%, due 04/17/31	5,344,575

	U.S. Government — 18.1%
6,025,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a)	5,978,066
5,050,000	U.S. Treasury Note, 0.13%, due 06/30/23 (a)	4,969,910
400,000	U.S. Treasury Note, 0.13%, due 07/31/23	391,953
3,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 10/31/23	3,499,001
10,650,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 07/31/24 (a)	10,646,353
10,000,000	U.S. Treasury Note, Variable Rate, SOFR + 0.20%, 5.01%, due 01/31/25	10,010,482

	Total U.S. Government	35,495,765

	U.S. Government Agency — 11.8%
13,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 4.58%, due 03/02/23	12,999,990
5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 4.62%, due 12/14/23	4,999,439

9	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value† / Shares	Description	Value ($)
	United States — continued
	U.S. Government Agency — continued
5,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	5,002,263

	Total U.S. Government Agency	23,001,692

	Total United States	63,842,032

	TOTAL DEBT OBLIGATIONS (COST $63,905,305)	63,842,032

	MUTUAL FUNDS — 2.9%
	United States — 2.9%
	Affiliated Issuers — 2.9%
431,379	GMO Emerging Markets ex-China Fund, Class VI	5,754,599

	TOTAL MUTUAL FUNDS (COST $6,060,878)	5,754,599

Par Value† / Shares		Description	Value ($)
		SHORT-TERM INVESTMENTS — 33.9%
		Sovereign and Sovereign Agency Issuers — 7.5%
JPY	2,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/10/23	14,691,527

		Money Market Funds — 0.3%
	640,891	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (e)	640,891

		Repurchase Agreements — 26.1%
	51,010,102	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/28/23, maturing on 03/01/23 with a maturity value of $51,016,507 and an effective yield of 4.52%, collateralized by a U.S. Treasury Note with maturity date 04/30/29 and a market value of $52,051,125.	51,010,102

		TOTAL SHORT-TERM INVESTMENTS (COST $66,744,760)	66,342,520

PURCHASED OPTIONS — 0.1%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Credit Default Swaps - Puts — 0.1%
CDX.NA.HY.39	BCLY	103.00%	04/19/23	USD 4,446,000	Fixed Spread	Pay	108,436

TOTAL PURCHASED OPTIONS (COST $64,356)							108,436

TOTAL INVESTMENTS — 131.7% (Cost $263,329,136)							257,726,320

Shares	Description	Value ($)
	SECURITIES SOLD SHORT — (36.4)%
	Common Stocks — (36.2)%
	Australia — (0.7)%
(5,304)	ASX Ltd	(242,267)
(1,304)	Cochlear Ltd	(194,459)
(7,891)	IDP Education Ltd	(151,753)
(216)	Macquarie Group Ltd	(27,428)
(116,925)	Pilbara Minerals Ltd*	(325,819)
(36,705)	Qantas Airways Ltd*	(157,868)
(3,704)	Ramsay Health Care Ltd	(167,928)
(610)	WiseTech Global Ltd	(25,778)

	Total Australia	(1,293,300)

	Austria — (0.2)%
(3,788)	Verbund AG	(327,595)

	Belgium — (0.2)%
(6,382)	Anheuser-Busch InBev SA/NV	(387,123)

Shares	Description	Value ($)
	Canada — (2.4)%
(5,600)	Agnico Eagle Mines Ltd	(257,768)
(8,700)	Algonquin Power & Utilities Corp	(66,381)
(15,200)	AltaGas Ltd	(260,890)
(8,200)	Brookfield Renewable Corp – Class A	(228,370)
(10,800)	Enbridge Inc	(405,216)
(2,900)	Franco-Nevada Corp	(369,953)
(22,200)	Pan American Silver Corp	(329,892)
(10,800)	Pembina Pipeline Corp	(354,672)
(5,600)	Restaurant Brands International Inc	(361,144)
(34,306)	Ritchie Bros Auctioneers Inc	(2,098,498)

	Total Canada	(4,732,784)

	Denmark — (0.1)%
(323)	Coloplast A/S – Class B	(37,321)
(7,832)	Tryg A/S	(173,506)

	Total Denmark	(210,827)

	Finland — (0.1)%
(1,954)	Elisa Oyj	(110,964)

See accompanying notes to the financial statements.	10

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	France — (0.8)%
(10,681)	Accor SA*	(354,495)
(1,851)	Aeroports de Paris*	(268,194)
(52)	Euronext NV	(3,793)
(20,306)	Getlink SE	(341,036)
(242)	Hermes International	(438,052)
(248)	Sartorius Stedim Biotech	(80,773)
(1,409)	Ubisoft Entertainment SA*	(30,892)

	Total France	(1,517,235)

	Germany — (1.0)%
(8,208)	Delivery Hero SE*	(329,844)
(1,586)	Deutsche Boerse AG	(276,557)
(1,385)	MTU Aero Engines AG	(334,232)
(2,473)	Puma SE	(157,417)
(257)	QIAGEN NV*	(11,830)
(274)	Rational AG	(181,742)
(3,502)	Symrise AG – Class A	(357,797)
(98,860)	Telefonica Deutschland Holding AG	(299,886)
(1,871)	Zalando SE*	(74,129)

	Total Germany	(2,023,434)

	Ireland — (0.0)%
(594)	Flutter Entertainment Plc*	(94,928)

	Israel — (0.2)%
(2,500)	CyberArk Software Ltd*	(361,925)
(1,200)	Wix.com Ltd*	(108,636)

	Total Israel	(470,561)

	Italy — (0.7)%
(9,432)	Amplifon SPA	(272,727)
(1,278)	Ferrari NV (b)	(331,572)
(400)	Ferrari NV (b)	(104,148)
(22,728)	FinecoBank Banca Fineco SPA	(392,751)
(26,970)	Infrastrutture Wireless Italiane SPA	(296,834)

	Total Italy	(1,398,032)

	Japan — (2.5)%
(8,000)	Aeon Co Ltd	(149,215)
(15,700)	ANA Holdings Inc*	(318,530)
(11,000)	Asahi Intecc Co Ltd	(187,286)
(3,500)	GMO Payment Gateway Inc	(287,475)
(17,200)	Japan Airlines Co Ltd*	(323,875)
(9,600)	Japan Exchange Group Inc	(143,180)
(4,900)	Keio Corp	(170,727)
(2,700)	Keisei Electric Railway Co Ltd	(78,047)
(2,200)	Lasertec Corp	(357,710)
(11,800)	M3 Inc	(281,397)
(20,300)	MonotaRO Co Ltd	(276,108)
(1,000)	Nidec Corp	(50,749)
(15,600)	Nihon M&A Center Holdings Inc	(130,067)
(22,700)	Nippon Paint Holdings Co Ltd	(198,364)
(14,100)	Odakyu Electric Railway Co Ltd	(170,932)

Shares	Description	Value ($)
	Japan — continued
(2,700)	Oriental Land Co Ltd	(431,149)
(66,000)	Rakuten Group Inc	(325,326)
(4,600)	Shiseido Co Ltd	(211,957)
(32,400)	SoftBank Corp	(365,503)
(5,000)	Tobu Railway Co Ltd	(111,630)
(13,700)	Tokyu Corp	(165,044)
(5,300)	West Japan Railway Co	(205,709)

	Total Japan	(4,939,980)

	Netherlands — (0.6)%
(269)	Adyen NV*	(381,289)
(1,822)	IMCD NV	(288,406)
(8,366)	Just Eat Takeaway.com NV*	(181,963)
(97)	OCI NV	(3,222)
(15,547)	Universal Music Group NV	(366,308)

	Total Netherlands	(1,221,188)

	New Zealand — (0.1)%
(5,433)	Xero Ltd*	(282,971)

	Norway — (0.2)%
(12,916)	Aker BP ASA	(346,674)

	Peru — (0.2)%
(4,900)	Southern Copper Corp	(361,081)

	Singapore — (0.2)%
(55,738)	Grab Holdings Ltd – Class A*	(178,919)
(28,300)	Singapore Exchange Ltd	(182,771)

	Total Singapore	(361,690)

	Spain — (0.4)%
(10,930)	Cellnex Telecom SA	(410,080)
(13,863)	Ferrovial SA	(384,779)

	Total Spain	(794,859)

	Sweden — (0.2)%
(2,989)	Evolution AB	(360,673)

	Switzerland — (0.4)%
(6)	Chocoladefabriken Lindt & Spruengli AG	(65,734)
(260)	Partners Group Holding AG	(246,203)
(421)	Sika AG (Registered)	(118,059)
(2,239)	Straumann Holding AG (Registered)	(296,837)

	Total Switzerland	(726,833)

	United Kingdom — (1.3)%
(2,364)	Admiral Group Plc	(62,556)
(36,828)	Auto Trader Group Plc	(263,397)
(3,047)	Halma Plc	(79,303)
(18,955)	Hargreaves Lansdown Plc	(188,867)
(49,816)	Informa Plc	(400,174)

11	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United Kingdom — continued
(5,268)	InterContinental Hotels Group Plc	(355,122)
(4,395)	London Stock Exchange Group Plc	(392,130)
(3,061)	M&G Plc	(7,884)
(33,185)	Ocado Group Plc*	(219,287)
(1,284)	Prudential Plc	(19,623)
(283,133)	Rolls-Royce Holdings Plc*	(493,302)
(793)	Spirax-Sarco Engineering Plc	(111,370)

	Total United Kingdom	(2,593,015)

	United States — (23.7)%
(13,800)	AES Corp. (The)	(340,584)
(2,000)	Alnylam Pharmaceuticals, Inc.*	(382,900)
(8,500)	Altria Group, Inc.	(394,655)
(1,000)	American Tower Corp. (REIT)	(198,010)
(700)	Aon Plc – Class A	(212,835)
(3,500)	Aramark	(128,800)
(4,500)	Ares Management Corp. – Class A	(362,835)
(2,100)	Arthur J Gallagher & Co.	(393,435)
(100)	Autodesk, Inc.*	(19,869)
(4,000)	Bills Holdings, Inc.*	(338,520)
(3,400)	Bio-Techne Corp.	(246,976)
(2,100)	Boeing Co. (The)*	(423,255)
(2,326)	Broadcom, Inc.	(1,382,319)
(1,900)	Burlington Stores, Inc.*	(407,075)
(7,700)	Caesars Entertainment, Inc.*	(390,852)
(5,500)	Ceridian HCM Holding, Inc.*	(401,115)
(10,309)	Charter Communications, Inc. – Class A*	(3,789,691)
(300)	Chipotle Mexican Grill, Inc. – Class A*	(447,324)
(15,747)	Clarivate Plc*	(159,517)
(6,700)	Cloudflare, Inc. – Class A*	(402,067)
(47,332)	Columbia Banking System, Inc.	(1,407,180)
(800)	Crown Castle, Inc. (REIT)	(104,600)
(9,800)	Delta Air Lines, Inc.*	(375,732)
(3,300)	Dexcom, Inc.*	(366,333)
(2,900)	Diamondback Energy, Inc.	(407,682)
(2,500)	Equity LifeStyle Properties, Inc. (REIT)	(171,275)
(100)	Erie Indemnity Co. – Class A	(23,539)
(2,500)	Essential Utilities, Inc.	(106,950)
(5,600)	Exact Sciences Corp.*	(349,048)
(4,400)	Fastenal Co.	(226,864)
(6,300)	Fortinet, Inc.*	(374,472)
(23,972)	Fox Corp. – Class A	(839,499)
(1,100)	Gartner, Inc.*	(360,591)
(5,649)	HEICO Corp.	(935,305)
(1,800)	Hess Corp.	(242,460)
(1,100)	HubSpot, Inc.*	(425,546)
(900)	IDEXX Laboratories, Inc.*	(425,916)
(100)	Illumina, Inc.*	(19,920)
(4,000)	Ingersoll Rand, Inc.	(232,280)
(1,300)	Insulet Corp.*	(359,268)
(1,900)	IQVIA Holdings, Inc.*	(396,093)
(3,700)	Iron Mountain, Inc. (REIT)	(195,175)
(2,400)	Lamb Weston Holdings, Inc.	(241,536)

Shares	Description	Value ($)
	United States — continued
(120,416)	Liberty Global Plc – Class C*	(2,558,840)
(13,379)	Liberty Media Corp.-Liberty Formula One – Class C*	(908,033)
(1,200)	Linde Plc	(418,044)
(5,000)	Live Nation Entertainment, Inc.*	(360,300)
(1,200)	MarketAxess Holdings, Inc.	(409,740)
(100)	Marriott International, Inc. – Class A	(16,924)
(10,099)	MaxLinear, Inc.*	(345,487)
(1,800)	MongoDB, Inc. – Class A*	(377,136)
(500)	Monolithic Power Systems, Inc.	(242,145)
(600)	Moody’s Corp.	(174,090)
(100)	Motorola Solutions, Inc.	(26,281)
(800)	MSCI, Inc. – Class A	(417,720)
(90,436)	New York Community Bancorp, Inc.	(803,072)
(7,100)	Newmont Corp.	(309,631)
(13,100)	NiSource, Inc.	(359,333)
(11,675)	Norfolk Southern Corp.	(2,624,773)
(4,134)	Novocure Ltd.*	(318,194)
(60,194)	NuVasive, Inc.*	(2,602,187)
(5,200)	Okta, Inc.*	(370,708)
(5,900)	ONEOK, Inc.	(386,155)
(29,400)	Palantir Technologies, Inc. – Class A*	(230,496)
(3,100)	Paychex, Inc.	(342,240)
(3,900)	Philip Morris International, Inc.	(379,470)
(400)	PTC, Inc.*	(50,132)
(100)	Public Storage (REIT)	(29,895)
(10,600)	ROBLOX Corp. – Class A*	(388,384)
(4,700)	Roku, Inc.*	(304,043)
(9,800)	Rollins, Inc.	(344,960)
(6,200)	Royal Caribbean Cruises Ltd.*	(437,968)
(2,200)	Seagen, Inc.*	(395,318)
(900)	ServiceNow, Inc.*	(388,953)
(1,400)	Sherwin-Williams Co. (The)	(309,890)
(75,999)	Signify Health, Inc. – Class A*	(2,188,011)
(1,600)	Simon Property Group, Inc. (REIT)	(195,344)
(1,700)	Snowflake, Inc. – Class A*	(262,446)
(3,700)	Starbucks Corp.	(377,733)
(1,300)	Sysco Corp.	(96,941)
(2,314)	Tesla, Inc.*	(476,013)
(9,800)	Toast, Inc. – Class A*	(185,416)
(5,800)	Trade Desk, Inc. (The) – Class A*	(324,568)
(500)	TransDigm Group, Inc.	(371,935)
(5,800)	Twilio, Inc. – Class A*	(389,818)
(12,962)	Uber Technologies, Inc.*	(431,116)
(4,200)	UDR, Inc. (REIT)	(179,928)
(1,300)	Vail Resorts, Inc.	(303,537)
(300)	Vulcan Materials Co.	(54,273)
(12,000)	Williams Cos., Inc. (The)	(361,200)
(4,900)	Wolfspeed, Inc.*	(362,502)
(21,360)	Xylem, Inc.	(2,192,604)
(2,888)	Zillow Group, Inc. – Class C*	(121,296)

See accompanying notes to the financial statements.	12

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United States — continued
(3,100)	Zscaler, Inc.*	(406,565)

	Total United States	(46,321,686)

	TOTAL COMMON STOCKS (PROCEEDS $75,349,695)	(70,877,433)

	PREFERRED STOCKS (d) — (0.2)%
	Germany — (0.2)%
(761)	Sartorius AG	(323,248)

	TOTAL PREFERRED STOCKS (PROCEEDS $351,736)	(323,248)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $75,701,431)	(71,200,681)

	Other Assets and Liabilities (net) — 4.7%	9,146,371

	TOTAL NET ASSETS — 100.0%	$195,672,010

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

05/09/2023	BOA	AUD	620,000	USD	418,429	241
03/24/2023	BCLY	AUD	58,463	USD	40,378	1,007
05/09/2023	BCLY	AUD	2,000,000	USD	1,382,616	33,621
03/24/2023	DB	AUD	1,092,009	USD	756,036	20,630
03/24/2023	MSCI	AUD	2,012,799	USD	1,425,978	70,472
05/09/2023	MSCI	AUD	460,000	USD	318,744	8,475
03/24/2023	SSB	AUD	831,466	USD	581,447	21,501
05/03/2023	GS	BRL	250,000	USD	47,914	680
05/03/2023	JPM	BRL	350,000	USD	66,423	296
05/08/2023	BOA	CAD	3,745,085	USD	2,789,762	43,032
04/03/2023	BCLY	CAD	580,000	USD	433,127	7,942
04/03/2023	GS	CAD	700,000	USD	518,913	5,759
05/08/2023	MSCI	CAD	481,259	USD	355,974	3,007
04/03/2023	SSB	CAD	470,000	USD	350,116	5,570
05/16/2023	BCLY	CHF	4,577,275	USD	5,037,196	138,322
03/31/2023	JPM	CHF	6,541,545	USD	7,139,476	171,874
04/11/2023	MSCI	COP	920,000,000	USD	191,177	3,351
04/17/2023	BOA	EUR	1,927,800	USD	2,094,601	50,031
04/17/2023	SSB	EUR	104,000	USD	110,507	208
03/21/2023	SSB	GBP	1,070,000	USD	1,288,728	1,242
05/16/2023	MSCI	HUF	30,000,000	USD	82,490	569
05/08/2023	GS	IDR	1,800,000,000	USD	119,079	1,201
03/31/2023	DB	ILS	1,317,605	USD	371,334	10,362
05/31/2023	MSCI	ILS	300,000	USD	83,101	691
04/13/2023	BCLY	JPY	56,610,620	USD	427,893	9,648
04/13/2023	GS	JPY	48,074,805	USD	358,721	3,540
04/13/2023	MSCI	JPY	240,086,965	USD	1,830,586	56,802

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

04/10/2023	SSB	JPY	2,000,000,000	USD	15,264,548	494,689
04/13/2023	SSB	JPY	78,470,078	USD	602,185	22,441
05/08/2023	CITI	KRW	120,000,000	USD	91,224	118
05/08/2023	GS	KRW	140,000,000	USD	106,805	515
03/27/2023	MSCI	NZD	828,856	USD	530,645	18,148
05/31/2023	MSCI	NZD	1,560,000	USD	968,986	4,467
05/31/2023	SSB	NZD	810,000	USD	504,893	4,086
04/28/2023	CITI	PHP	13,500,000	USD	245,932	2,976
05/22/2023	GS	PLN	900,000	USD	201,548	331
04/27/2023	BCLY	RON	2,491,896	USD	537,372	3,489
05/22/2023	MSCI	SGD	755,848	USD	566,662	4,884
05/22/2023	BCLY	THB	13,552,251	USD	395,917	9,381
03/08/2023	MSCI	TWD	21,043,349	USD	704,989	19,137
05/03/2023	GS	USD	94,091	BRL	500,000	377
04/10/2023	JPM	USD	120,012	CLP	100,000,000	197
04/10/2023	MSCI	USD	262,480	CLP	224,096,500	6,904
04/11/2023	JPM	USD	533,850	COP	2,655,101,500	8,214
05/22/2023	BCLY	USD	156,894	INR	13,073,064	407
04/20/2023	MSCI	USD	719,171	MXN	13,618,725	18,277
05/10/2023	MSCI	USD	61,805	PEN	240,000	1,134
05/31/2023	MSCI	ZAR	1,000,000	USD	54,669	623
05/08/2023	BOA	CAD	393,274	USD	288,405	(31)
04/11/2023	MSCI	COP	1,080,000,000	USD	217,934	(2,558)
04/17/2023	MSCI	CZK	13,570,976	USD	609,039	(250)
05/10/2023	MSCI	PEN	240,000	USD	62,192	(747)
05/22/2023	MSCI	PLN	250,000	USD	55,531	(363)
05/08/2023	BCLY	SEK	10,444,479	USD	991,982	(9,319)

13	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/24/2023	BCLY	USD	141,146	AUD	204,095	(3,700)
05/03/2023	CITI	USD	67,649	BRL	350,000	(1,521)
05/03/2023	GS	USD	77,796	BRL	400,000	(2,222)
05/03/2023	SSB	USD	402,195	BRL	2,089,119	(7,485)
05/08/2023	BOA	USD	1,104,044	CAD	1,482,257	(16,923)
04/03/2023	BCLY	USD	3,369,560	CAD	4,522,285	(54,377)
03/17/2023	DB	USD	2,101,795	CAD	2,806,254	(44,927)
03/17/2023	GS	USD	299,618	CAD	400,362	(6,169)
05/08/2023	MSCI	USD	1,179,552	CAD	1,572,903	(25,949)
03/31/2023	BCLY	USD	8,326	CHF	7,574	(259)
03/31/2023	DB	USD	172,181	CHF	157,843	(4,058)
03/31/2023	GS	USD	218,338	CHF	200,419	(4,866)
03/31/2023	MSCI	USD	168,979	CHF	154,489	(4,428)
04/10/2023	MSCI	USD	304,534	CLP	250,000,000	(4,011)
04/17/2023	CITI	USD	199,453	CZK	4,400,000	(1,909)
04/17/2023	GS	USD	81,244	CZK	1,800,000	(430)
04/17/2023	MSCI	USD	71,878	CZK	1,600,000	(44)
03/31/2023	BCLY	USD	689,622	EUR	639,784	(11,747)
03/31/2023	DB	USD	152,244	EUR	142,577	(1,178)
03/31/2023	GS	USD	1,238,775	EUR	1,156,967	(12,925)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/31/2023	JPM	USD	4,735,354	EUR	4,421,079	(51,057)
03/31/2023	MSCI	USD	8,980,006	EUR	8,227,227	(262,954)
04/17/2023	MSCI	USD	79,505	EUR	74,000	(1,023)
03/24/2023	BCLY	USD	355,308	GBP	291,383	(4,680)
03/24/2023	MSCI	USD	212,354	GBP	176,038	(524)
03/24/2023	SSB	USD	834,104	GBP	675,341	(21,449)
05/16/2023	JPM	USD	519,661	HUF	189,520,539	(2,143)
05/08/2023	JPM	USD	147,886	IDR	2,214,143,000	(2,886)
03/17/2023	MSCI	USD	4,354,355	JPY	579,915,155	(86,307)
05/08/2023	BCLY	USD	7,212	KRW	8,830,175	(508)
05/08/2023	GS	USD	56,826	KRW	70,000,000	(3,681)
04/17/2023	BOA	USD	334,906	NOK	3,300,000	(16,381)
04/17/2023	MSCI	USD	3,203,964	NOK	31,827,768	(131,860)
05/31/2023	SSB	USD	279,519	NZD	450,000	(1,292)
04/28/2023	JPM	USD	127,143	PHP	7,000,000	(1,166)
05/08/2023	BCLY	USD	635,223	SEK	6,600,000	(2,488)
05/22/2023	BCLY	USD	105,009	THB	3,600,000	(2,330)
05/31/2023	MSCI	USD	230,305	ZAR	4,200,000	(3,314)

						$472,430

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
34	CAC40 10 Euro	March 2023	2,609,369	4,747
26	Corn(f)	May 2023	819,325	(57,571)
7	DAX Index	March 2023	2,845,999	129,114
89	FTSE 100 Index	March 2023	8,404,223	243,154
335	Mini MSCI Emerging Markets	March 2023	16,128,575	(345,517)
123	MSCI Singapore	March 2023	2,678,959	(53,650)
22	Soybean(f)	May 2023	1,626,900	(42,645)
9	SPI 200 Futures	March 2023	1,086,518	(41,272)
6	U.S. Long Bond (CBT)	June 2023	751,312	(383)
5	U.S. Treasury Note 5 Yr. (CBT)	June 2023	535,273	(39)
5	U.S. Ultra Bond (CBT)	June 2023	675,313	(2,089)

			$38,161,766	$(166,151)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
12	Australian Government Bond 10 Yr.	March 2023	950,083	22,418
46	Canadian Government Bond 10 Yr.	June 2023	4,095,332	(10,888)
5	E-mini Russell 2000 Index	March 2023	474,775	(5,082)
19	Euro Bund	March 2023	2,670,998	112,654
8	Euro Bund	June 2023	1,116,508	(2,660)
11	FTSE Taiwan Index	March 2023	589,857	9,389
3	Gold 100 OZ(f)	April 2023	551,010	28,933
3	Hang Seng Index	March 2023	377,677	11,993
94	S&P 500 E-Mini	March 2023	18,684,850	(10,297)
12	S&P/TSX 60	March 2023	2,139,861	(1,461)
23	Silver(f)	May 2023	2,423,165	136,601
34	TOPIX Index	March 2023	4,974,485	(100,395)
86	U.S. Treasury Note 10 Yr. (CBT)	June 2023	9,602,438	7,954
4	UK Gilt Long Bond	June 2023	480,947	3,702
1	WTI Crude(f)	March 2023	77,050	(2,893)

			$49,209,036	$199,968

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	14

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options – Calls
Black Knight, Inc.	60.00	04/21/23	(339)	USD	(2,020,440)	(237,300)
Albertsons Cos., Inc.(g)	21.00	07/21/23	(1,272)	USD	(2,528,736)	(69,960)
Globus Medical, Inc.	62.50	09/15/23	(142)	USD	(828,428)	(88,040)
Globus Medical, Inc.	60.00	09/15/23	(15)	USD	(87,510)	(7,845)
Activision Blizzard, Inc.	77.50	01/19/24	(222)	USD	(1,692,750)	(187,590)
Activision Blizzard, Inc.	80.00	01/19/24	(104)	USD	(793,000)	(76,440)
VMware, Inc.	120.00	01/19/24	(68)	USD	(748,884)	(61,200)

			Total Equity Options –Calls			(728,375)

Index Options – Puts
S&P 500 Index	4,135.00	03/03/23	(8)	USD	(3,176,120)	(139,360)
S&P 500 Index	4,090.00	03/10/23	(9)	USD	(3,573,135)	(119,970)
S&P 500 Index	4,080.00	03/17/23	(9)	USD	(3,573,135)	(120,150)
S&P 500 Index	3,970.00	03/24/23	(9)	USD	(3,573,135)	(72,459)

			Total Index Options –Puts			(451,939)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps - Puts
CDX.NA.IGS.39	MSCI	85.00%	04/19/23	USD	(12,890,000)	Fixed Spread	Pay	(19,931)
CDX.NA.HY.39	BCLY	99.50%	04/19/23	USD	(6,669,000)	Fixed Spread	Pay	(51,487)
CDX.NA.IG.39	BCLY	95.00%	05/17/23	USD	(13,340,000)	Fixed Spread	Pay	(19,744)

			Total Written Options On Credit Default Swaps —Puts					(91,162)

					TOTAL WRITTEN OPTIONS
					(Premiums $1,226,737)			$(1,271,476)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.HY.S37.V2	USD	4,405,500	5.00%	3.95%	N/A	12/20/2026	Quarterly	(244,505)	(147,342)	97,163
ITRAXX.XO.36.V1	EUR	6,675,000	5.00%	3.56%	N/A	12/20/2026	Quarterly	(237,664)	(328,551)	(90,887)
CDX.NA.IG.S39	USD	26,230,000	1.00%	0.76%	N/A	12/20/2027	Quarterly	(104,595)	(263,297)	(158,702)
ITRAXX.XO.38.V1	EUR	4,455,000	5.00%	4.13%	N/A	12/20/2027	Quarterly	(91,065)	(158,294)	(67,229)

								$(677,829)	$(897,484)	$(219,655)

15	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.HYS.31	CITI	USD	1,631,000	5.00%	0.89%	N/A	12/20/2023	Quarterly	(6,361)	(53,291)	(46,930)
CDX.NA.HYS.31	CITI	USD	1,780,000	5.00%	0.89%	N/A	12/20/2023	Quarterly	18,334	(58,160)	(76,494)
ITRAXX.EUR.38 12	JPM	EUR	33,337,000	1.00%	0.34%	N/A	12/20/2027	Quarterly	(1,079,889)	(1,022,396)	57,493
CMBX.NA.BBB-.9	MLCS	USD	2,640,000	3.00%	11.84%	N/A	09/17/2058	Monthly	212,244	490,875	278,631
CMBX.NA.BBB-.10	GS	USD	1,886,000	3.00%	10.36%	N/A	11/17/2059	Monthly	351,268	387,757	36,489
CMBX.NA.BBB-.13	GS	USD	576,500	3.00%	8.17%	N/A	12/16/2072	Monthly	35,496	134,144	98,648
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	0.28%	1,187,000 USD	12/20/2023	Quarterly	121,668	44,579	(77,089)
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,928,000	5.00%	0.28%	1,928,000 USD	12/20/2023	Quarterly	203,886	72,407	(131,479)
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,560,000	5.00%	0.28%	3,560,000 USD	12/20/2023	Quarterly	238,520	133,698	(104,822)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,388,727	5.00%	0.22%	4,388,727 USD	12/20/2024	Quarterly	756,836	360,185	(396,651)
CDX.NA.HYS.37	GS	USD	11,125,000	5.00%	0.47%	11,125,000 USD	12/20/2026	Quarterly	2,081,364	1,698,470	(382,894)
ITRAXX.XO.36 35	MSCI	EUR	13,350,000	5.00%	0.56%	13,350,000 EUR	12/20/2026	Quarterly	2,319,299	2,119,107	(200,192)
CDX.NA.IG.39 15	MSCI	USD	33,337,000	1.00%	0.25%	33,337,000 USD	12/20/2027	Quarterly	1,131,717	1,079,760	(51,957)
ITRAXX.XO.38 35	JPM	EUR	8,019,000	5.00%	0.98%	8,019,000 EUR	12/20/2027	Quarterly	1,357,928	1,386,229	28,301
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	4.51%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(64,429)	(31,333)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	4.51%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(103,087)	(58,485)
CMBX.NA.A.9	MLCS	USD	4,750,000	2.00%	4.51%	4,750,000 USD	09/17/2058	Monthly	9,294	(275,091)	(284,385)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.63%	4,610,000 USD	11/17/2059	Monthly	42,163	(19,595)	(61,758)
CMBX.NA.15.AAA	GS	USD	1,730,000	0.50%	0.91%	1,730,000 USD	11/18/2064	Monthly	(26,617)	(47,931)	(21,314)

									$7,689,452	$6,263,231	$(1,426,221)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3.56%	3 Month AUD BBSW	AUD	2,500,000	03/15/2025	Quarterly	—	20,170	20,170
3.66%	3 Month AUD BBSW	AUD	3,500,000	03/15/2025	Quarterly	—	23,798	23,798
3.70%	3 Month AUD BBSW	AUD	12,818,000	03/15/2025	Quarterly	2,446	80,470	78,024

See accompanying notes to the financial statements.	16

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3 Month AUD BBSW	3.63%	AUD	3,000,000	03/15/2025	Quarterly	—	(21,693)	(21,693)
3 Month AUD BBSW	3.73%	AUD	2,500,000	03/15/2025	Quarterly	—	(14,697)	(14,697)
3 Month AUD BBSW	3.85%	AUD	4,500,000	03/15/2025	Quarterly	—	(19,789)	(19,789)
3 Month AUD BBSW	3.92%	AUD	3,500,000	03/15/2025	Quarterly	—	(12,146)	(12,146)
3.99%	3 Month CAD CDOR	CAD	11,066,000	03/15/2025	Semi-Annually	5,172	106,922	101,750
3.83%	3 Month CAD CDOR	CAD	4,500,000	03/15/2025	Semi-Annually	—	53,665	53,665
3 Month CAD CDOR	4.00%	CAD	2,500,000	03/15/2025	Semi-Annually	—	(23,801)	(23,801)
3 Month CAD CDOR	4.75%	CAD	1,500,000	03/15/2025	Semi-Annually	—	1,371	1,371
CHF - SARON - OIS - COMPOUND	1.36%	CHF	2,000,000	03/15/2025	Annually	—	(19,385)	(19,385)
CHF - SARON - OIS - COMPOUND	1.57%	CHF	1,500,000	03/15/2025	Annually	—	(7,930)	(7,930)
1.18%	CHF - SARON - OIS - COMPOUND	CHF	6,891,000	03/15/2025	Annually	783	91,947	91,164
EUR - EuroSTR - COMPOUND	2.93%	EUR	1,500,000	03/15/2025	Annually	—	(19,755)	(19,755)
EUR - EuroSTR - COMPOUND	2.97%	EUR	4,500,000	03/15/2025	Annually	—	(56,284)	(56,284)
3.19%	EUR -EuroSTR - COMPOUND	EUR	2,000,000	03/15/2025	Annually	—	15,819	15,819
GBP - SONIA - COMPOUND	4.27%	GBP	4,689,000	03/15/2025	Annually	(2,325)	(32,660)	(30,335)
4.45%	GBP - SONIA - COMPOUND	GBP	2,000,000	03/15/2025	Annually	—	6,141	6,141
4.17%	GBP - SONIA - COMPOUND	GBP	2,500,000	03/15/2025	Annually	—	23,228	23,228
4.05%	GBP - SONIA - COMPOUND	GBP	2,000,000	03/15/2025	Annually	—	24,059	24,059
4.87%	3 Month NZD Bank Bill Rate	NZD	2,500,000	03/15/2025	Quarterly	2,008	14,649	12,641
3.20%	3 Month SEK STIBOR	SEK	20,000,000	03/15/2025	Quarterly	—	24,992	24,992
2.97%	3 Month SEK STIBOR	SEK	30,000,000	03/15/2025	Quarterly	—	49,775	49,775
3 Month SEK STIBOR	3.10%	SEK	140,956,000	03/15/2025	Quarterly	1,446	(199,896)	(201,342)
3 Month SEK STIBOR	3.13%	SEK	15,000,000	03/15/2025	Quarterly	—	(20,497)	(20,497)
USD - SOFR - COMPOUND	4.19%	USD	2,000,000	03/15/2025	Annually	—	(26,196)	(26,196)
USD - SOFR - COMPOUND	4.54%	USD	2,500,000	03/15/2025	Annually	—	(16,408)	(16,408)
4.14%	USD - SOFR - COMPOUND	USD	4,298,000	03/15/2025	Annually	3,167	60,826	57,659
4.24%	3 Month AUD BBSW	AUD	4,000,000	06/21/2025	Quarterly	—	(1,040)	(1,040)
EUR - EuroSTR - COMPOUND	3.61%	EUR	1,000,000	06/21/2025	Annually	—	498	498
6 Month AUD BBSW	3.99%	AUD	2,939,000	03/15/2033	Semi-Annually	(933)	(76,978)	(76,045)
6 Month AUD BBSW	4.03%	AUD	1,000,000	03/15/2033	Semi-Annually	—	(24,055)	(24,055)
6 Month AUD BBSW	4.03%	AUD	900,000	03/15/2033	Semi-Annually	—	(21,698)	(21,698)
6 Month AUD BBSW	4.04%	AUD	2,200,000	03/15/2033	Semi-Annually	—	(51,551)	(51,551)
6 Month AUD BBSW	4.07%	AUD	600,000	03/15/2033	Semi-Annually	—	(13,378)	(13,378)
6 Month AUD BBSW	4.19%	AUD	700,000	03/15/2033	Semi-Annually	—	(10,778)	(10,778)
6 Month AUD BBSW	4.24%	AUD	1,200,000	03/15/2033	Semi-Annually	—	(15,587)	(15,587)
6 Month AUD BBSW	4.45%	AUD	10,602,000	03/15/2033	Semi-Annually	(3,588)	(18,325)	(14,737)
4.22%	6 Month AUD BBSW	AUD	1,000,000	03/15/2033	Semi-Annually	—	13,665	13,665
4.35%	6 Month AUD BBSW	AUD	1,300,000	03/15/2033	Semi-Annually	—	8,796	8,796
4.32%	6 Month AUD BBSW	AUD	800,000	03/15/2033	Semi-Annually	—	6,777	6,777
4.17%	6 Month AUD BBSW	AUD	600,000	03/15/2033	Semi-Annually	—	9,887	9,887
4.05%	6 Month AUD BBSW	AUD	700,000	03/15/2033	Semi-Annually	—	16,251	16,251
3.24%	3 Month CAD CDOR	CAD	964,000	03/15/2033	Semi-Annually	(1,915)	30,454	32,369
3.17%	3 Month CAD CDOR	CAD	1,500,000	03/15/2033	Semi-Annually	—	53,560	53,560
3.23%	3 Month CAD CDOR	CAD	500,000	03/15/2033	Semi-Annually	—	16,167	16,167
3.42%	3 Month CAD CDOR	CAD	800,000	03/15/2033	Semi-Annually	—	16,275	16,275
3.62%	3 Month CAD CDOR	CAD	600,000	03/15/2033	Semi-Annually	—	5,013	5,013
3.82%	3 Month CAD CDOR	CAD	300,000	03/15/2033	Semi-Annually	—	(1,256)	(1,256)
3 Month CAD CDOR	3.18%	CAD	2,454,000	03/15/2033	Semi-Annually	(4,915)	(87,143)	(82,228)

17	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3 Month CAD CDOR	3.28%	CAD	1,000,000	03/15/2033	Semi-Annually	—	(29,175)	(29,175)
3 Month CAD CDOR	3.30%	CAD	1,000,000	03/15/2033	Semi-Annually	—	(27,612)	(27,612)
3 Month CAD CDOR	3.32%	CAD	1,400,000	03/15/2033	Semi-Annually	—	(37,111)	(37,111)
3 Month CAD CDOR	3.44%	CAD	700,000	03/15/2033	Semi-Annually	—	(13,490)	(13,490)
3 Month CAD CDOR	3.45%	CAD	600,000	03/15/2033	Semi-Annually	—	(11,029)	(11,029)
3 Month CAD CDOR	3.56%	CAD	800,000	03/15/2033	Semi-Annually	—	(9,775)	(9,775)
CHF - SARON - OIS - COMPOUND	1.50%	CHF	1,472,000	03/15/2033	Annually	(1,051)	(64,289)	(63,238)
CHF - SARON - OIS - COMPOUND	1.55%	CHF	600,000	03/15/2033	Annually	—	(23,342)	(23,342)
CHF - SARON - OIS - COMPOUND	1.60%	CHF	5,988,000	03/15/2033	Annually	—	(204,452)	(204,452)
CHF - SARON - OIS - COMPOUND	1.73%	CHF	800,000	03/15/2033	Annually	—	(17,561)	(17,561)
1.99%	CHF - SARON - OIS - COMPOUND	CHF	700,000	03/15/2033	Annually	—	(2,418)	(2,418)
1.58%	CHF - SARON - OIS - COMPOUND	CHF	400,000	03/15/2033	Annually	—	14,571	14,571
1.91%	CHF - SARON - OIS - COMPOUND	CHF	900,000	03/15/2033	Annually	—	3,361	3,361
1.81%	CHF - SARON - OIS - COMPOUND	CHF	400,000	03/15/2033	Annually	—	5,574	5,574
1.97%	CHF - SARON - OIS - COMPOUND	CHF	800,000	03/15/2033	Annually	—	(1,365)	(1,365)
EUR - EuroSTR - COMPOUND	2.68%	EUR	500,000	03/15/2033	Annually	—	(14,488)	(14,488)
2.59%	EUR - EuroSTR - COMPOUND	EUR	1,700,000	03/15/2033	Annually	—	63,235	63,235
2.59%	EUR - EuroSTR - COMPOUND	EUR	1,000,000	03/15/2033	Annually	—	37,334	37,334
2.45%	EUR - EuroSTR - COMPOUND	EUR	400,000	03/15/2033	Annually	—	20,184	20,184
2.69%	EUR - EuroSTR - COMPOUND	EUR	600,000	03/15/2033	Annually	—	16,868	16,868
2.88%	EUR - EuroSTR - COMPOUND	EUR	1,300,000	03/15/2033	Annually	—	14,111	14,111
2.82%	EUR - EuroSTR - COMPOUND	EUR	600,000	03/15/2033	Annually	—	10,001	10,001
2.87%	EUR -EuroSTR - COMPOUND	EUR	1,000,000	03/15/2033	Annually	—	12,263	12,263
2.90%	EUR - EuroSTR - COMPOUND	EUR	800,000	03/15/2033	Annually	—	7,812	7,812
GBP - SONIA - COMPOUND	3.34%	GBP	1,000,000	03/15/2033	Annually	—	(39,775)	(39,775)
GBP - SONIA - COMPOUND	3.39%	GBP	400,000	03/15/2033	Annually	—	(14,051)	(14,051)
GBP - SONIA - COMPOUND	3.41%	GBP	600,000	03/15/2033	Annually	—	(19,756)	(19,756)
GBP - SONIA - COMPOUND	3.44%	GBP	600,000	03/15/2033	Annually	—	(17,878)	(17,878)
GBP - SONIA - COMPOUND	3.48%	GBP	1,300,000	03/15/2033	Annually	—	(33,393)	(33,393)
GBP - SONIA - COMPOUND	3.56%	GBP	400,000	03/15/2033	Annually	—	(7,144)	(7,144)
3.22%	GBP - SONIA - COMPOUND	GBP	1,047,000	03/15/2033	Annually	2,529	53,405	50,876
3.77%	GBP - SONIA - COMPOUND	GBP	500,000	03/15/2033	Annually	—	(1,221)	(1,221)
3.36%	GBP - SONIA - COMPOUND	GBP	900,000	03/15/2033	Annually	—	33,729	33,729
3.16%	GBP - SONIA - COMPOUND	GBP	500,000	03/15/2033	Annually	—	28,400	28,400
3.48%	GBP - SONIA - COMPOUND	GBP	600,000	03/15/2033	Annually	—	15,794	15,794
3.54%	GBP - SONIA - COMPOUND	GBP	500,000	03/15/2033	Annually	—	9,982	9,982
4.22%	3 Month NZD Bank Bill Rate	NZD	1,700,000	03/15/2033	Quarterly	2,796	39,995	37,199
4.27%	3 Month NZD Bank Bill Rate	NZD	870,000	03/15/2033	Quarterly	—	18,127	18,127
4.14%	3 Month NZD Bank Bill Rate	NZD	1,400,000	03/15/2033	Quarterly	—	38,450	38,450
4.47%	3 Month NZD Bank Bill Rate	NZD	1,300,000	03/15/2033	Quarterly	—	14,160	14,160
3 Month NZD Bank Bill Rate	4.22%	NZD	500,000	03/15/2033	Quarterly	(315)	(11,645)	(11,330)
3 Month NZD Bank Bill Rate	4.26%	NZD	1,000,000	03/15/2033	Quarterly	(206)	(21,165)	(20,959)
3 Month NZD Bank Bill Rate	4.59%	NZD	1,900,000	03/15/2033	Quarterly	—	(9,966)	(9,966)

See accompanying notes to the financial statements.	18

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month SEK STIBOR	2.47%	SEK	7,000,000	03/15/2033	Quarterly	—	(45,706)	(45,706)
3 Month SEK STIBOR	2.54%	SEK	9,000,000	03/15/2033	Quarterly	—	(53,784)	(53,784)
3 Month SEK STIBOR	2.59%	SEK	6,000,000	03/15/2033	Quarterly	—	(33,521)	(33,521)
3 Month SEK STIBOR	2.63%	SEK	4,000,000	03/15/2033	Quarterly	—	(21,080)	(21,080)
3 Month SEK STIBOR	2.81%	SEK	9,000,000	03/15/2033	Quarterly	—	(34,218)	(34,218)
2.51%	3 Month SEK STIBOR	SEK	30,822,000	03/15/2033	Quarterly	1,923	190,767	188,844
2.62%	3 Month SEK STIBOR	SEK	4,000,000	03/15/2033	Quarterly	—	21,305	21,305
3.00%	3 Month SEK STIBOR	SEK	80,731,000	03/15/2033	Quarterly	(621)	184,541	185,162
3 Month SEK STIBOR	3.22%	SEK	7,000,000	03/15/2033	Quarterly	—	(3,788)	(3,788)
3 Month SEK STIBOR	3.28%	SEK	11,000,000	03/15/2033	Quarterly	—	(40)	(40)
USD - SOFR - COMPOUND	3.05%	USD	1,050,000	03/15/2033	Annually	—	(51,079)	(51,079)
USD - SOFR - COMPOUND	3.07%	USD	1,700,000	03/15/2033	Annually	—	(79,756)	(79,756)
USD - SOFR - COMPOUND	3.13%	USD	962,000	03/15/2033	Annually	(4,376)	(40,705)	(36,329)
USD - SOFR - COMPOUND	3.16%	USD	1,100,000	03/15/2033	Annually	—	(43,805)	(43,805)
USD - SOFR - COMPOUND	3.19%	USD	700,000	03/15/2033	Annually	—	(25,971)	(25,971)
3.16%	USD - SOFR - COMPOUND	USD	1,131,000	03/15/2033	Annually	2,078	44,834	42,756
3.23%	USD - SOFR - COMPOUND	USD	600,000	03/15/2033	Annually	—	20,331	20,331
3.29%	USD - SOFR - COMPOUND	USD	900,000	03/15/2033	Annually	—	26,414	26,414
3.33%	USD - SOFR - COMPOUND	USD	600,000	03/15/2033	Annually	—	15,581	15,581
3.47%	USD - SOFR - COMPOUND	USD	500,000	03/15/2033	Annually	—	7,190	7,190
3.30%	USD - SOFR - COMPOUND	USD	1,100,000	03/15/2033	Annually	—	30,697	30,697
3.22%	USD - SOFR - COMPOUND	USD	1,100,000	03/15/2033	Annually	—	38,135	38,135
3.22%	USD - SOFR - COMPOUND	USD	400,000	03/15/2033	Annually	—	13,900	13,900
3.40%	USD - SOFR - COMPOUND	USD	700,000	03/15/2033	Annually	—	14,252	14,252
3.44%	USD - SOFR - COMPOUND	USD	600,000	03/15/2033	Annually	—	10,138	10,138
3.46%	USD - SOFR - COMPOUND	USD	600,000	03/15/2033	Annually	—	8,950	8,950
3.59%	USD - SOFR - COMPOUND	USD	1,700,000	03/15/2033	Annually	—	7,133	7,133
3.63%	USD - SOFR - COMPOUND	USD	600,000	03/15/2033	Annually	—	489	489
6 Month AUD BBSW	4.51%	AUD	900,000	06/21/2033	Semi-Annually	—	276	276
3.04%	EUR - EuroSTR - COMPOUND	EUR	200,000	06/21/2033	Annually	—	(662)	(662)
3.61%	USD - SOFR - COMPOUND	USD	700,000	06/21/2033	Annually	—	(1,296)	(1,296)

						$4,103	$(12,974)	$(17,077)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	5,000,000	03/20/2023	Quarterly	(187)	170,173	170,360
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	10,000,000	03/20/2023	Quarterly	(368)	260,537	260,905
Total Return on iBoxx USD Liquid Investment Grade Index	SOFR	MSCI	USD	3,560,000	03/20/2023	Quarterly	853	26,980	26,127

19	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,351,714	05/09/2023	Monthly	—	(59,844)	(59,844)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	2,993,560	05/09/2023	Monthly	—	106,694	106,694
Total Return on MSCI World Daily Total Return Net Value Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	305,465	05/09/2023	Monthly	—	10,887	10,887
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	3,877,483	05/12/2023	Monthly	—	(42,610)	(42,610)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	3,887,988	05/12/2023	Monthly	—	105,141	105,141
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	1,036,058	05/22/2023	Monthly	—	(2,576)	(2,576)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	842,717	05/22/2023	Monthly	—	9,565	9,565
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	504,333	08/09/2023	Monthly	—	(9,005)	(9,005)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.01%	UBSA	USD	274,919	08/09/2023	Monthly	—	9,798	9,798
1 Month Federal Funds Rate minus 0.02%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	1,289,576	12/15/2023	Monthly	—	(9,978)	(9,978)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.07%	JPM	USD	1,513,731	12/15/2023	Monthly	—	36,632	36,632
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	GS	USD	1,135,015	06/24/2024	Monthly	—	13,227	13,227
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,576,661	06/18/2024	Monthly	—	115,102	115,102

							$298	$740,723	$740,425

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	20

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Securities are traded on separate exchanges for the same entity.
(c)	Investment valued using significant unobservable inputs (Note 2).
(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	The rate disclosed is the 7 day net yield as of February 28, 2023.
(f)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.
(g)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(i)	The following table represents the individual long and/or short positions within the custom equity basket swap as of February 28, 2023:

Shares	Description	% of Equity Basket	Value ($)
(164,000)	Air China Ltd – Class H	6.1%	(151,213)
(46,000)	Alibaba Health Information Technology Ltd	1.3%	(32,937)
(132,000)	China Molybdenum Co Ltd – Class H	3.0%	(74,329)
(48,000)	Genscript Biotech Corp	5.4%	(131,385)
(190,300)	Gulf Energy Development Pcl NVDR	11.5%	(282,802)
(376)	Hanmi Pharm Co Ltd	3.0%	(73,578)
(3,653)	Hotel Shilla Co Ltd	9.0%	(221,201)
(2,341)	Kakao Corp	4.5%	(110,196)
(124,000)	Kingdee International Software Group Co Ltd	9.4%	(231,690)
(12,100)	Klabin SA	1.8%	(44,975)
(7,405)	Korea Aerospace Industries Ltd	10.2%	(252,136)
(343)	LG Energy Solution	5.5%	(135,489)
(336)	POSCO Chemical Co Ltd	2.3%	(56,061)
(571)	Samsung Biologics Co Ltd	13.6%	(333,600)
(40,355)	Samsung Heavy Industries Co Ltd	6.8%	(167,571)
(426)	Yuhan Corp	0.7%	(16,966)
(96,000)	Zijin Mining Group Co Ltd – Class H	5.9%	(145,283)

	TOTAL COMMON STOCKS		$(2,461,412)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

21	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Allocation Fund returned +0.50% (net) for the fiscal year ended February 28, 2023, as compared with +6.15% for the CPI.

This was a fairly lackluster 12 months for absolute performance, but it was very solid in relation to the majority of risk assets. Over the same period, global equities, as measured by the MSCI All Country World Index (“ACWI”), were down -8.26%, while bonds, as measured by the Bloomberg U.S. Aggregate index, were down -9.72%.

The Fund had an average equity exposure of about 35%, and this had a moderately worse return than MSCI ACWI. We had a significant investment in emerging markets as we believed that they were trading at very preferential valuations, but China’s pursuit of a zero-COVID policy until very late in 2022 really hampered their economy and weighed heavily on emerging market equity performance. There was a broadly 49% average exposure to equity long/short positions and alternatives and these delivered a welcome positive return, ensuring that the Fund was not down in absolute terms for the period. The best performer, up some 8.07%, was the Equity Dislocation Strategy, which is long cheap Value stocks and short expensive Growth stocks. Fixed income assets accounted for an average 15% of the Fund, and these were down -1.60% for the 12 months. Our decision to emphasize credit over duration was a key driver of the outperformance over the Bloomberg U.S. Aggregate index, although each of the underlying components of the fixed income exposure also beat their respective reference benchmark index. There was an average 1% exposure to cash/cash plus and this had little impact on returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

23

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Benchmark-Free Allocation Fund Class III Shares, the Consumer Price Index and the Bloomberg

U.S. Treasury Inflation Notes: 1-10 Year Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class III	0.50%	1.08%	2.66%	n/a
Class IV	0.55%	1.13%	2.71%	n/a
Class MF	0.54%	1.13%	2.72%	n/a
Class R6	0.51%	n/a	n/a	5/1/20 4.77%
Class I	0.38%	n/a	n/a	8/8/19 1.97%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

For Class III, IV, MF, R6 and I the gross expense ratio of 1.17%, 1.12%, 1.12%, 1.17% and 1.28%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 1.11%, 1.06%, 1.06%, 1.11% and 1.21% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

24

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	67.9%
Debt Obligations	38.5
Short-Term Investments	9.3
Preferred Stocks	1.6
Swap Contracts	0.3
Investment Funds	0.3
Loan Assignments	0.1
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Futures Contracts	0.0	^
Purchased Options	0.0	^
Forward Currency Contracts	(0.0	)^
Written Options/Credit Linked Options	(0.1)
Securities Sold Short	(20.6)
Other	2.7

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Other Emerging	4.2	%†
Australia	2.0
Switzerland	1.2
Other Developed	(1.5	)‡
Euro Region	(1.6	)§

	4.3%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	10.0%
Japan	9.2
Other Emerging	4.7	†
Other Developed	4.5	‡
China	3.0
Taiwan	3.0
South Korea	2.7
United Kingdom	2.4
Brazil	2.0
India	2.0
France	1.7
Canada	1.1
Netherlands	1.1
Spain	1.1

	48.5%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

25

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
12,765,527	GMO Emerging Country Debt Fund, Class VI	225,439,211
5,419,607	GMO High Yield Fund, Class VI	90,670,017
304,108,537	GMO Implementation Fund	3,734,452,836
10,931,076	GMO Opportunistic Income Fund, Class VI	263,438,935

3,119,257	GMO SGM Major Markets Fund, Class VI	88,586,880

	TOTAL MUTUAL FUNDS (COST $4,711,541,495)	4,402,587,879
	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
2,836,801	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	2,836,801

	TOTAL SHORT-TERM INVESTMENTS (COST $2,836,801)	2,836,801

	TOTAL INVESTMENTS — 100.0% (Cost $4,714,378,296)	4,405,424,680
	Other Assets and Liabilities (net) — (0.0%)	(1,758,737)

	TOTAL NET ASSETS — 100.0%	$4,403,665,943

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	26

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Fund returned -0.40% (net) for the fiscal year ended February 28, 2023, as compared with +6.15% for the CPI.

This was a fairly lackluster 12 months for absolute performance, but it was very solid in relation to the majority of risk assets. Over the same period, global equities as measured by the MSCI All Country World Index (“ACWI”) were down -8.26%, while bonds as measured by the Bloomberg U.S. Aggregate Index were down -9.72%.

The Fund had an average equity exposure of about 44%, and this had a moderately worse return than MSCI ACWI. We had a significant investment in emerging markets as we believed that they were trading at very preferential valuations, but China’s pursuit of a zero-COVID policy until very late in 2022 really hampered their economy and weighed heavily on emerging market equity performance. There was a broadly 38% average exposure to equity long/short positions and alternatives and these delivered a welcome positive return. The best performer, up some 8.03%, was the Equity Dislocation Strategy, which is long cheap Value stocks and short expensive Growth stocks. Fixed income assets accounted for an average 14% of the Fund over the period, and these were very slightly down for the 12 months. The decision to emphasize credit over duration was a key driver of the outperformance over the Bloomberg U.S. Aggregate Index. There was an average 3% exposure to cash/cash plus and this had little impact on returns.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Benchmark-Free Fund Class III Shares, the Consumer Price Index and the

Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class III	-0.40%	0.96%	3.51%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited.

For Class III the gross expense ratio of 0.46% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Class listed above, the net expense ratio of 0.39% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	74.0%
Debt Obligations	37.0
Short-Term Investments	12.6
Preferred Stocks	1.9
Swap Contracts	0.3
Loan Assignments	0.1
Loan Participations	0.1
Rights/Warrants	0.0	^
Investment Funds	0.0	^
Purchased Options	0.0	^
Futures Contracts	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.0	)^
Securities Sold Short	(20.3)
Other	(5.7)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Other Emerging	5.8	%†
United States	3.0
Australia	1.1
Other Developed	(0.3	)‡
Euro Region	(1.0	)§

	8.6%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
Japan	11.1%
United States	8.2
Other Developed	5.4	‡
Taiwan	3.8
China	3.6
Other Emerging	3.4	†
South Korea	3.2
United Kingdom	2.9
Brazil	2.5
India	2.4
France	2.1
Canada	1.5
Spain	1.4
Netherlands	1.3
Mexico	1.2
South Africa	1.2

	55.2%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 70.8%
	Australia — 1.2%
13,589	Accent Group Ltd	20,230
25,394	AMP Ltd *	17,627
132,841	Aurizon Holdings Ltd (a)	295,192
33,572	Austal Ltd	40,811
332,873	Beach Energy Ltd	313,938
875	BHP Group Ltd (a)	26,482
175,708	BlueScope Steel Ltd	2,248,130
157,077	Brambles Ltd (a)	1,357,254
8,890	Challenger Ltd	44,606
98,647	Fortescue Metals Group Ltd (a)	1,413,603
271,875	GPT Group (The) (REIT) (a)	858,229
122,820	GrainCorp Ltd – Class A	647,650
151,638	Grange Resources Ltd	96,557
92,272	Helia Group Ltd	213,641
43,009	HomeCo Daily Needs (REIT)	37,912
9,926	JB Hi-Fi Ltd	278,606
8,334	McMillan Shakespeare Ltd	80,163
61,540	Metcash Ltd (b)	168,242
601,068	Mirvac Group (REIT) (a)	915,173
5,860	Monadelphous Group Ltd	47,180
49,803	Nufarm Ltd	193,913
24,122	Perenti Ltd *	17,191
33,896	Rio Tinto Ltd (a)	2,649,111
304,181	Scentre Group (REIT) (a)	607,527
24,820	Southern Cross Media Group Ltd	17,665
304,567	Stockland (REIT) (a)	784,549
9,332	Super Retail Group Ltd	81,167
8,117	Viva Energy Group Ltd	16,349

	Total Australia	13,488,698

	Austria — 0.0%
6,452	Raiffeisen Bank International AG *	107,719
737	Strabag SE	29,193
1,513	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	42,298

	Total Austria	179,210

	Belgium — 0.5%
38,335	Ageas SA/NV	1,730,023
9,220	Bekaert SA	406,815
1,235	Cie d’Entreprises CFE *	12,436
963	Orange Belgium SA *	16,276
3,076	Sofina SA	766,306
7,150	Solvay SA (a)	816,729
8,208	Telenet Group Holding NV	126,872
21,009	UCB SA	1,806,107

	Total Belgium	5,681,564

	Brazil — 1.0%
1,800	Alupar Investimento SA	9,334
291,400	Ambev SA	745,274

Shares	Description	Value ($)
	Brazil — continued
15,900	B3 SA - Brasil Bolsa Balcao	32,040
103,100	Banco do Brasil SA	793,615
57,400	BB Seguridade Participacoes SA	375,069
6,700	Cia Brasileira de Aluminio	13,335
7,700	Companhia Energetica de Minas Gerais	22,796
37,600	CPFL Energia SA	217,537
9,800	EDP - Energias do Brasil SA	36,744
70,027	Enauta Participacoes SA	184,315
2,400	Engie Brasil Energia SA	18,006
7,100	Fleury SA	19,244
41,800	Itau Unibanco Holding SA	173,413
116,100	JBS SA	425,553
67,014	Localiza Rent a Car SA	710,275
79,900	Marfrig Global Foods SA	97,215
1,500	Odontoprev SA	3,306
225,900	Petroleo Brasileiro SA Sponsored ADR	2,505,231
47,300	Ser Educacional SA *	33,789
44,300	Telefonica Brasil SA ADR (a)	330,035
753,600	TIM SA	1,764,726
8,800	TIM SA ADR	103,224
49,800	Transmissora Alianca de Energia Eletrica SA	337,584
4,300	Ultrapar Participacoes SA	10,825
7,852	Vale SA	127,961
145,600	Vale SA Sponsored ADR – Class B (a)	2,379,104
169,540	Vibra Energia SA	478,946

	Total Brazil	11,948,496

	Canada — 2.2%
600	ADENTRA Inc	14,291
9,100	Algoma Steel Group Inc (b)	73,093
31,500	Alimentation Couche-Tard Inc (a)	1,477,695
3,000	Atco Ltd – Class I (a)	93,023
8,126	Brookfield Asset Management Ltd – Class A (a)	273,196
33,733	Brookfield Corp – Class A (a)	1,121,622
6,700	Canaccord Genuity Group Inc	56,615
3,409	Canadian Apartment Properties (REIT) (a)	123,469
1,700	Canadian Solar Inc *	67,575
13,500	Canadian Tire Corp Ltd – Class A (a)	1,682,825
25,100	Canfor Corp *	428,236
42,900	Celestica Inc * (b) (c)	554,289
16,200	Celestica Inc * (c)	209,790
4,003	Cogeco Inc	177,487
2,900	DREAM UnLtd Corp – Class A (b)	56,682
4,400	Element Fleet Management Corp	62,848
100	Fairfax Financial Holdings Ltd (a)	69,914
14,800	Finning International Inc	375,396
22,700	Hydro One Ltd (a)	589,085
4,600	iA Financial Corp Inc	308,802
20,100	Imperial Oil Ltd (c)	992,136
1,100	Imperial Oil Ltd (a) (c)	54,408
36,600	Interfor Corp *	616,125
12,838	International Petroleum Corp *	129,026

See accompanying notes to the financial statements.	30

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Canada — continued
4,300	Loblaw Cos Ltd (a)	367,477
17,400	Magna International Inc	969,784
62,800	Manulife Financial Corp (a) (c)	1,240,928
51,900	Manulife Financial Corp (a) (c)	1,026,209
4,900	Martinrea International Inc	50,203
10,600	Mullen Group Ltd (a)	110,622
1,000	National Bank of Canada	73,448
20,489	Nutrien Ltd (a)	1,593,634
14,400	OceanaGold Corp *	29,338
16,800	Onex Corp	898,298
8,300	Parex Resources Inc	135,282
49,400	Quebecor Inc – Class B	1,168,657
4,600	Rogers Sugar Inc	20,935
14,200	Russel Metals Inc	370,168
7,300	Sleep Country Canada Holdings Inc	139,099
2,600	Spin Master Corp	70,464
2,800	Stella-Jones Inc	101,329
2,100	Suncor Energy Inc (a)	70,580
70,900	Teck Resources Ltd – Class B (c)	2,830,284
45,800	Teck Resources Ltd – Class B (a) (c)	1,828,336
16,100	Uni-Select Inc *	559,046
1,500	Wajax Corp	26,713
19,600	West Fraser Timber Co Ltd (c)	1,472,334
5,000	West Fraser Timber Co Ltd (c)	375,300

	Total Canada	25,136,096

	Chile — 0.1%
281,457	Cencosud SA	532,009
37,376	Cencosud Shopping SA	53,251
3,200	Cia Cervecerias Unidas SA Sponsored ADR	48,576
1,696,576	Colbun SA	194,528
31,876	Empresas CMPC SA	52,955
302,270	Falabella SA	665,181
28,643	Inversiones La Construccion SA	124,905

	Total Chile	1,671,405

	China — 3.6%
116,000	361 Degrees International Ltd *	55,634
441,000	3SBio Inc	437,313
6,762,000	Agricultural Bank of China Ltd – Class H	2,344,367
112,769	Alibaba Group Holding Ltd *	1,239,494
449,000	BAIC Motor Corp Ltd – Class H	121,985
3,938,000	Bank of China Ltd – Class H	1,444,268
1,273,091	Bank of Communications Co Ltd – Class H	752,725
103,500	Beijing Enterprises Holdings Ltd	339,032
214,000	China BlueChemical Ltd – Class H	48,303
2,998,000	China Cinda Asset Management Co Ltd – Class H	389,660
628,000	China Communications Services Corp Ltd – Class H	244,163
116,500	China Conch Venture Holdings Ltd	234,454
3,828,000	China Construction Bank Corp – Class H	2,339,970
683,000	China Dongxiang Group Co Ltd	30,044

Shares	Description	Value ($)
	China — continued
1,376,000	China Energy Engineering Corp Ltd – Class H (b)	161,336
888,000	China Everbright Environment Group Ltd	360,143
1,058,000	China Greenfresh Group Co Ltd (d)	—
1,149,500	China Hongqiao Group Ltd	1,229,508
235,000	China Lesso Group Holdings Ltd	247,874
52,000	China Lilang Ltd	26,498
252,645	China Medical System Holdings Ltd	380,345
255,000	China Overseas Grand Oceans Group Ltd	99,202
938,000	China Overseas Land & Investment Ltd	2,328,573
5,730,000	China Petroleum & Chemical Corp – Class H	2,923,313
2,289,042	China Railway Group Ltd – Class H	1,193,018
693,000	China Reinsurance Group Corp – Class H	49,483
805,000	China Resources Pharmaceutical Group Ltd	662,092
56,000	China Shineway Pharmaceutical Group Ltd	48,932
336,000	China South City Holdings Ltd * (b)	22,274
552,000	China State Construction International Holdings Ltd	628,655
762,000	China Traditional Chinese Medicine Holdings Co Ltd	395,369
1,776,400	China Zhongwang Holdings Ltd * (e)	380,201
1,389,000	CITIC Ltd	1,532,566
1,892,000	CSPC Pharmaceutical Group Ltd	2,032,572
980,000	Dongfeng Motor Group Co Ltd – Class H	500,650
195,000	Fufeng Group Ltd	125,048
52,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	153,125
309,600	Haier Smart Home Co Ltd – Class H	1,095,697
22,500	Hengan International Group Co Ltd	103,484
60,000	Hisense Home Appliances Group Co Ltd – Class H	90,165
132,750	Kingboard Holdings Ltd	473,935
120,200	Legend Holdings Corp – Class H	132,846
2,330,000	Lenovo Group Ltd	2,096,771
30,281	Livzon Pharmaceutical Group Inc – Class H	105,249
249,000	Lonking Holdings Ltd	45,077
3,912	Meituan – Class B*	67,893
610,000	Metallurgical Corp of China Ltd – Class H	132,998
23,500	NetDragon Websoft Holdings Ltd	53,487
232,000	Nexteer Automotive Group Ltd	147,385
3,098,000	PetroChina Co Ltd – Class H	1,580,408
2,502,000	PICC Property & Casualty Co Ltd – Class H	2,197,634
245,000	Poly Property Group Co Ltd	58,776
12,000	Road King Infrastructure Ltd	5,941
287,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	507,531
1,294,500	Shimao Group Holdings Ltd * (e)	728,933
242,000	Shougang Fushan Resources Group Ltd	77,739
616,000	Sino-Ocean Group Holding Ltd	77,831
265,500	Sinopec Engineering Group Co Ltd – Class H	133,016
409,200	Sinopharm Group Co Ltd – Class H	1,095,965

31	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	China — continued
324,000	Sinotruk Hong Kong Ltd	510,663
606,000	Skyworth Group Ltd	332,461
58,000	SSY Group Ltd	34,778
1,768,000	Sunac China Holdings Ltd * (b) (e)	1,031,601
253,000	TCL Electronics Holdings Ltd *	109,341
39,720	Tencent Holdings Ltd	1,744,836
100,000	Tianjin Port Development Holdings Ltd	7,650
250,000	Tianneng Power International Ltd (b)	320,720
208,000	Yadea Group Holdings Ltd	446,408
500	Zhongsheng Group Holdings Ltd	2,498
7,800	ZTE Corp – Class H	23,175

	Total China	41,075,081

	Czech Republic — 0.0%
55,773	Moneta Money Bank AS	212,465
212	Philip Morris CR AS	164,217

	Total Czech Republic	376,682

	Denmark — 0.5%
465	AP Moller – Maersk A/S – Class A (a)	1,062,846
371	AP Moller – Maersk A/S – Class B (a)	864,188
91,530	Danske Bank A/S	2,125,624
3,288	Matas A/S	38,234
21,953	Pandora A/S	2,079,468
432	Rockwool A/S – B Shares	98,081
2,359	Scandinavian Tobacco Group A/S	40,958

	Total Denmark	6,309,399

	Egypt — 0.0%
19,325	Abou Kir Fertilizers & Chemical Industries	26,328
99,520	Commercial International Bank Egypt SAE	172,533
249,818	Eastern Co SAE	151,011
24,934	Misr Fertilizers Production Co SAE	116,230

	Total Egypt	466,102

	Finland — 0.5%
1,849	Kemira Oyj	35,415
24,014	Metsa Board Oyj – Class B	210,091
23,410	Neste Oyj	1,129,093
532,952	Nokia Oyj (a)	2,465,728
74,371	Outokumpu Oyj	445,259
53,980	UPM-Kymmene Oyj (a)	1,956,043

	Total Finland	6,241,629

	France — 2.7%
16,165	ALD SA (a)	214,131
608	APERAM SA	23,644
64,637	ArcelorMittal SA	1,939,717
10,682	Arkema SA	1,082,931
470	Axway Software SA (a)	11,178
20,115	BNP Paribas SA	1,406,262
599	Boiron SA	26,747

Shares	Description	Value ($)
	France — continued
43,937	Cie de Saint-Gobain (a)	2,610,852
44,207	Coface SA	651,537
16,197	Derichebourg SA	104,156
691	Eiffage SA (a)	75,837
50	Eramet SA	5,366
389	HEXAOM	7,813
14,297	Ipsen SA	1,633,555
11,848	IPSOS	726,818
1,792	Kering SA (a)	1,050,687
2,409	LVMH Moet Hennessy Louis Vuitton SE (a)	2,002,665
948	Mersen SA	44,725
4,330	Metropole Television SA	64,628
34,242	Publicis Groupe SA (a)	2,718,374
9,401	Quadient SA	163,166
3,372	Rexel SA	83,820
1,465	Rothschild & Co	73,359
15,961	Safran SA (a)	2,253,714
23,103	Sanofi (a)	2,160,090
3,971	SMCP SA *	30,997
5,738	Societe BIC SA	371,172
119,741	Societe Generale SA	3,450,881
42,100	STMicroelectronics NV	2,027,536
577	Synergie SE	20,529
23,077	Technip Energies NV	446,779
50,241	Television Francaise 1	400,365
54,022	TotalEnergies SE (a)	3,333,381

	Total France	31,217,412

	Germany — 1.0%
4,034	1&1 AG	48,335
188	Amadeus Fire AG	24,423
2,658	Aurubis AG	259,975
14,358	Bayer AG (Registered) (a)	852,595
13,938	Bayerische Motoren Werke AG (a)	1,437,919
10,640	Beiersdorf AG (a)	1,269,837
20,037	Commerzbank AG *	244,161
425	Deutsche Boerse AG	74,109
307	Draegerwerk AG & Co KGaA (a)	11,937
1,126	Elmos Semiconductor SE	91,371
15,772	Fresenius SE & Co KGaA (a)	434,001
2,270	Hamburger Hafen und Logistik AG (a)	30,030
707	Hannover Rueck SE (a)	137,298
6,088	HeidelbergCement AG (a)	417,956
2,255	Hornbach Holding AG & Co KGaA	187,280
1,282	HUGO BOSS AG	87,682
55,620	Kloeckner & Co SE	602,018
1,367	Krones AG	166,477
29,462	Mercedes-Benz Group AG (a)	2,258,047
9,492	Merck KGaA (a)	1,798,667
2,121	RTL Group SA	102,243
7,564	Salzgitter AG	317,400
1,370	Siltronic AG	99,762
610	Talanx AG (a)	29,132

See accompanying notes to the financial statements.	32

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Germany — continued
2,038	Volkswagen AG (a)	362,071

	Total Germany	11,344,726

	Greece — 0.1%
12,055	FF Group * (d)	—
12,411	Jumbo SA	247,822
12,571	Mytilineos SA	339,169

	Total Greece	586,991

	Hong Kong — 0.6%
107,300	ASMPT Ltd	915,525
45,400	Bank of East Asia Ltd (The)	64,131
86,000	BOC Hong Kong Holdings Ltd	291,054
71,400	Champion (REIT)	32,006
29,000	Chow Sang Sang Holdings International Ltd	37,347
272,000	CITIC Telecom International Holdings Ltd	99,112
65,500	CK Asset Holdings Ltd (a)	410,818
49,500	CK Hutchison Holdings Ltd (a)	295,577
550,000	CSI Properties Ltd	10,387
65,300	Dah Sing Banking Group Ltd	53,001
22,400	Dah Sing Financial Holdings Ltd	60,520
108,000	E-Commodities Holdings Ltd	18,864
272,000	First Pacific Co Ltd	91,206
127,573	Galaxy Entertainment Group Ltd	849,335
104,000	Giordano International Ltd	25,329
34,500	Health & Happiness H&H International Holdings Ltd	58,233
190,000	HKT Trust & HKT Ltd – Class SS	247,019
298,000	IGG Inc *	109,200
70,500	Johnson Electric Holdings Ltd	80,871
69,000	K Wah International Holdings Ltd	23,837
29,500	Kerry Logistics Network Ltd	48,754
68,500	Kerry Properties Ltd (a)	171,519
41,800	Luk Fook Holdings International Ltd	133,444
64,000	NWS Holdings Ltd	56,353
4,000	Orient Overseas International Ltd (a)	64,253
172,000	Pacific Textiles Holdings Ltd	57,643
48,500	Power Assets Holdings Ltd (a)	259,416
234,000	Shun Tak Holdings Ltd *	47,403
149,000	SITC International Holdings Co Ltd	311,700
50,000	SmarTone Telecommunications Holdings Ltd	33,402
93,000	Sun Hung Kai & Co Ltd	37,701
72,500	Swire Pacific Ltd – Class A (a)	591,651
56,500	Texhong International Group Ltd	48,464
46,000	Texwinca Holdings Ltd	7,738
200,000	VSTECS Holdings Ltd	115,457
29,800	VTech Holdings Ltd	163,713
1,756,000	WH Group Ltd	1,021,867
71,000	Yue Yuen Industrial Holdings Ltd	105,044

	Total Hong Kong	7,048,894

Shares	Description	Value ($)
	Hungary — 0.2%
30,443	MOL Hungarian Oil & Gas Plc	231,174
55,727	OTP Bank Nyrt	1,688,131
12,280	Richter Gedeon Nyrt	257,409

	Total Hungary	2,176,714

	India — 2.4%
3	ACC Ltd	63
42,762	Arvind Ltd *	42,773
19,526	Asian Paints Ltd	668,371
15,616	Aurobindo Pharma Ltd	87,025
60,206	Axis Bank Ltd	614,688
21,023	Cipla Ltd	230,178
857,350	Coal India Ltd	2,226,182
22,546	Cochin Shipyard Ltd	123,499
2,218	Colgate-Palmolive India Ltd	39,635
10,094	Coromandel International Ltd	110,346
191	Cummins India Ltd	3,619
2,077	Deepak Fertilisers & Petrochemicals Corp Ltd	15,686
23,833	Dhampur Bio Organics Ltd *	42,406
25,437	Engineers India Ltd	22,094
92,023	Exide Industries Ltd	195,718
1,687,041	GAIL India Ltd	2,097,281
4,013	GHCL Ltd	25,073
32,270	Glenmark Pharmaceuticals Ltd	167,640
4,212	Great Eastern Shipping Co Ltd (The)	27,970
718	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	4,572
176,367	Gujarat State Fertilizers & Chemicals Ltd	266,945
22,249	HDFC Bank Ltd	431,219
93,260	Hindalco Industries Ltd	450,166
11,770	Hindustan Aeronautics Ltd	366,581
76,634	Hindustan Petroleum Corp Ltd	199,841
1,793	Hindustan Unilever Ltd	53,273
17,007	Hindustan Zinc Ltd	62,572
18,492	Housing Development Finance Corp Ltd	583,070
96,682	ICICI Bank Ltd	999,251
8,355	Indiabulls Housing Finance Ltd *	10,175
202,318	Indian Oil Corp Ltd	186,017
75	Indus Towers Ltd	156
13,117	Infosys Ltd	236,007
28,200	Infosys Ltd Sponsored ADR (a)	505,908
754,959	ITC Ltd	3,436,779
83,713	Karnataka Bank Ltd (The)	146,901
4,676	L&T Finance Holdings Ltd	4,966
48,296	Mahindra & Mahindra Ltd	744,364
41,809	Manappuram Finance Ltd	52,043
67,371	National Aluminium Co Ltd	63,791
61,090	NBCC India Ltd	24,509
26,883	NCC Ltd	29,061
420,940	NMDC Ltd	564,155
457,826	NMDC Steel Ltd *	185,251
324,679	NTPC Ltd	667,713
2,220,940	Oil & Natural Gas Corp Ltd	4,073,748

33	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	India — continued
15,851	Oil India Ltd	47,163
869	Oracle Financial Services Software Ltd	33,153
87,442	Petronet LNG Ltd	234,603
499,412	Power Finance Corp Ltd	874,098
15,658	Rajesh Exports Ltd	122,949
24,064	Rashtriya Chemicals & Fertilizers Ltd	28,331
667,446	REC Ltd	923,865
87,830	Redington Ltd	180,893
6,490	RITES Ltd	25,564
145,188	Sun Pharmaceutical Industries Ltd	1,682,236
21,574	Sun TV Network Ltd	112,249
1,138,191	Tata Steel Ltd	1,433,531
24,037	Titan Co Ltd	688,602
25,850	Vardhman Textiles Ltd *	96,793

	Total India	27,573,311

	Indonesia — 0.5%
4,123,400	Adaro Energy Indonesia Tbk PT	807,867
1,312,400	Astra International Tbk PT	524,970
2,650,100	Bank Central Asia Tbk PT	1,519,935
626,196	Bank Mandiri Persero Tbk PT	410,503
235,400	Bank Negara Indonesia Persero Tbk PT	135,385
2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	125,591
1,609,600	Bank Rakyat Indonesia Persero Tbk PT	492,643
975,100	Bukit Asam Tbk PT	246,739
1,134,100	Global Mediacom Tbk PT *	21,265
99,100	Indo Tambangraya Megah Tbk PT	241,563
572,600	Indofood Sukses Makmur Tbk PT	243,102
2,681,400	Kalbe Farma Tbk PT	370,933
2,116,700	Media Nusantara Citra Tbk PT *	90,189
1,562,700	Perusahaan Gas Negara Tbk PT	160,302
133,148	United Tractors Tbk PT	243,534

	Total Indonesia	5,634,521

	Ireland — 0.5%
9,210	AIB Group Plc	39,339
203,821	Bank of Ireland Group Plc	2,245,519
12,774	Glanbia Plc	157,742
3,477	Kingspan Group Plc	225,685
15,644	Origin Enterprises Plc	70,006
9,611	Permanent TSB Group Holdings Plc *	26,447
10,319	Ryanair Holdings Plc *	160,696
14,919	Ryanair Holdings Plc Sponsored ADR * (a)	1,384,035
28,383	Smurfit Kappa Group Plc	1,058,877

	Total Ireland	5,368,346

	Israel — 0.3%
220,793	Oil Refineries Ltd	66,620
174,200	Teva Pharmaceutical Industries Ltd Sponsored ADR *	1,726,322
53,700	ZIM Integrated Shipping Services Ltd	1,270,542

	Total Israel	3,063,484

Shares	Description	Value ($)
	Italy — 0.7%
13,898	Anima Holding SPA	60,039
19,133	Banca IFIS SPA	314,068
18,249	Banco BPM SPA	79,550
17,609	BPER Banca	50,018
15,729	CIR SpA-Compagnie Industriali *	7,241
22,116	Credito Emiliano SPA	190,040
58,014	Eni SPA (a)	819,391
900	Eni SPA Sponsored ADR	25,524
6,234	Esprinet SPA	47,578
59,732	Italgas SPA (a)	339,310
107,971	Leonardo SPA	1,211,360
72,418	MFE-MediaForEurope NV – Class A	31,817
115,097	Stellantis NV (a)	2,013,539
5,364,637	Telecom Italia SPA * (b)	1,751,674
6,681	UniCredit SPA	136,683
2,778	Unieuro SPA (b)	32,945
168,846	Unipol Gruppo SPA	893,176

	Total Italy	8,003,953

	Japan — 13.3%
5,600	AGC Inc	207,181
5,100	Aichi Corp	29,540
4,900	Aisin Corp	134,277
83,900	Amano Corp	1,551,581
3,400	AOKI Holdings Inc	20,491
35,400	Arcs Co Ltd (b)	563,472
146,600	Asahi Kasei Corp	1,021,071
5,700	Bandai Namco Holdings Inc (a)	352,210
3,600	Bando Chemical Industries Ltd	27,711
43,100	Brother Industries Ltd	633,955
90,700	Canon Inc (a)	1,952,068
6,500	Canon Marketing Japan Inc	143,644
5,400	Central Glass Co Ltd	132,702
1,600	Chiyoda Integre Co Ltd	26,567
106,000	Chugoku Marine Paints Ltd	872,532
80,600	Citizen Watch Co Ltd (b)	487,878
132,200	Credit Saison Co Ltd (b)	1,801,795
24,600	Dai Nippon Printing Co Ltd	659,520
1,100	Dai Nippon Toryo Co Ltd	6,866
34,000	Daicel Corp	236,064
1,500	Dai-Dan Co Ltd	26,227
1,400	Daiichi Jitsugyo Co Ltd	54,494
173,300	Daiwabo Holdings Co Ltd	2,678,113
96,400	Denka Co Ltd	2,035,725
18,400	Dentsu Group Inc (a)	590,061
3,700	DTS Corp (a)	85,987
2,400	Ehime Bank Ltd (The)	17,284
141,000	EXEO Group Inc	2,474,085
64,600	Ezaki Glico Co Ltd	1,621,930
133,600	Fuji Corp	2,023,383
8,400	Fuji Electric Co Ltd	324,323
52,300	FUJIFILM Holdings Corp	2,439,892
3,400	Fukuoka Financial Group Inc	75,900

See accompanying notes to the financial statements.	34

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Japan — continued
2,100	Furuno Electric Co Ltd	14,976
2,100	G-7 Holdings Inc	22,151
101,300	H.U. Group Holdings Inc (a)	1,993,539
5,600	Hachijuni Bank Ltd (The)	25,342
6,900	Hanwa Co Ltd	200,754
206,200	Haseko Corp	2,366,194
2,500	Heiwado Co Ltd	39,134
52,100	Hogy Medical Co Ltd	1,231,016
80,300	Honda Motor Co Ltd (a)	2,088,055
3,400	Honda Motor Co Ltd Sponsored ADR (a)	88,298
13,000	Hosiden Corp	159,130
30,400	Idemitsu Kosan Co Ltd	672,798
12,300	Inabata & Co Ltd	242,451
193,200	Inpex Corp	2,025,583
126,700	ITOCHU Corp (a)	3,787,149
500	Itochu-Shokuhin Co Ltd	18,247
17,600	Itoham Yonekyu Holdings Inc	92,279
8,000	Itoki Corp	46,292
5,800	Jaccs Co Ltd	188,883
7,800	Japan Aviation Electronics Industry Ltd	129,486
4,500	Japan Petroleum Exploration Co Ltd	162,138
107,600	Japan Tobacco Inc (a)	2,188,089
5,100	Kaga Electronics Co Ltd	182,938
45,300	Kajima Corp	541,381
3,500	Kamei Corp	39,138
7,600	Kandenko Co Ltd	49,867
2,500	Kaneka Corp	62,819
106,300	Kanematsu Corp	1,273,731
114,200	KDDI Corp (a)	3,341,248
149,900	Kirin Holdings Co Ltd	2,243,775
1,897	Kohnan Shoji Co Ltd (b)	44,133
10,901	Komeri Co Ltd	212,135
61,000	Konoike Transport Co Ltd (a)	670,320
155,800	K’s Holdings Corp	1,342,393
3,000	Kyokuto Kaihatsu Kogyo Co Ltd	32,230
83,900	Kyudenko Corp	2,119,139
8,700	Macnica Holdings Inc	240,684
88,900	Macromill Inc	663,006
100	Makino Milling Machine Co Ltd	3,621
98,800	Mandom Corp	1,041,987
141,300	Marubeni Corp (a)	1,803,844
88,900	Maruichi Steel Tube Ltd	1,931,529
1,000	Maruzen Showa Unyu Co Ltd	22,909
1,300	Matsuda Sangyo Co Ltd	21,913
95,200	Maxell Ltd	1,015,471
31,900	Mazda Motor Corp	285,411
5,800	MCJ Co Ltd	40,877
94,800	Mebuki Financial Group Inc	254,840
1,100	Melco Holdings Inc	27,257
30,200	Mirarth Holdings Inc	84,021
42,100	Mitsubishi Corp (a)	1,430,181
173,800	Mitsubishi Electric Corp	1,953,028
207,900	Mitsubishi Motors Corp *	819,861
2,200	Mitsubishi Research Institute Inc (a)	83,720

Shares	Description	Value ($)
	Japan — continued
219,000	Mitsubishi UFJ Financial Group Inc (a)	1,552,599
44,900	Mitsui & Co Ltd (a)	1,260,157
3,100	Mitsui DM Sugar Holdings Co Ltd	47,392
71,600	Mitsui OSK Lines Ltd (a)	1,870,200
4,300	Mitsui-Soko Holdings Co Ltd (a)	124,506
4,100	MIXI Inc	80,575
57,000	Morinaga & Co Ltd	1,644,063
52,700	MS&AD Insurance Group Holdings Inc (a)	1,724,561
2,900	Nagase & Co Ltd	43,083
63,100	NEC Corp (a)	2,258,240
78,000	NGK Spark Plug Co Ltd	1,568,514
79,200	NH Foods Ltd	2,186,890
8,600	Nichias Corp	169,586
4,400	Nichiha Corp	84,991
5,200	Nichireki Co Ltd	56,557
47,800	Nikon Corp	473,443
4,100	Nippn Corp	48,746
2,000	Nippon Densetsu Kogyo Co Ltd	22,365
6,100	Nippon Soda Co Ltd	206,919
1,500	Nippon Steel Trading Corp	102,077
90,300	Nippon Telegraph & Telephone Corp (a)	2,616,606
18,900	Nippon Television Holdings Inc	155,580
75,200	Nippon Yusen KK (a)	1,954,672
1,500	Nissin Corp	23,271
1,100	Nitto Kogyo Corp	21,402
11,600	Nojima Corp	115,461
1,600	Noritake Co Ltd	53,216
197,600	Obayashi Corp	1,461,651
500	Ono Pharmaceutical Co Ltd	10,184
5,200	Osaka Soda Co Ltd	164,353
104,400	Pacific Industrial Co Ltd	891,423
7,200	PAL GROUP Holdings Co Ltd	147,071
328,800	Penta-Ocean Construction Co Ltd	1,566,966
2,500	Prima Meat Packers Ltd	39,305
5,700	Proto Corp	51,065
18,500	Renesas Electronics Corp * (a)	238,973
500	Restar Holdings Corp	8,517
23,200	Rohm Co Ltd	1,786,694
2,100	Roland DG Corp	48,955
1,800	Ryobi Ltd	20,035
15,600	San-A Co Ltd (b)	480,822
8,800	Sanki Engineering Co Ltd	98,732
69,600	Sankyu Inc (a)	2,560,623
19,900	Sanwa Holdings Corp	209,769
500	Sanyo Denki Co Ltd	20,767
13,900	Sawai Group Holdings Co Ltd	384,851
34,600	Secom Co Ltd (a)	2,012,143
69,500	Seiko Epson Corp	958,244
4,800	Seiko Group Corp	101,693
14,500	Sekisui Chemical Co Ltd	194,390
146,100	Sekisui House Ltd	2,766,145
2,900	Sekisui Jushi Corp	42,075
10,900	Shimamura Co Ltd	1,018,268
163,700	Shimizu Corp	883,633

35	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Japan — continued
2,900	Shinmaywa Industries Ltd	23,933
4,800	Shizuoka Gas Co Ltd (a)	39,781
800	Sinanen Holdings Co Ltd	20,473
1,500	Sinko Industries Ltd	17,362
21,500	SKY Perfect JSAT Holdings Inc	81,599
113,260	Sojitz Corp	2,174,335
147,600	Stanley Electric Co Ltd	3,077,951
5,700	Star Micronics Co Ltd	72,302
47,400	Subaru Corp	759,406
145,100	SUMCO Corp	2,002,151
460,600	Sumitomo Chemical Co Ltd	1,613,940
107,900	Sumitomo Corp (a)	1,838,915
63,200	Sumitomo Forestry Co Ltd	1,212,747
75,200	Sumitomo Mitsui Financial Group Inc	3,284,272
67,700	Sumitomo Mitsui Trust Holdings Inc	2,508,287
1,500	Sumitomo Seika Chemicals Co Ltd	48,248
210,900	T&D Holdings Inc	3,193,912
17,000	Tachi-S Co Ltd	155,497
46,000	Taisei Corp	1,499,746
2,000	Takeuchi Manufacturing Co Ltd (b)	42,722
146,500	Takuma Co Ltd	1,475,133
3,000	Tamron Co Ltd	71,455
174,500	Teijin Ltd	1,813,157
2,900	T-Gaia Corp (b)	34,925
90,700	THK Co Ltd	2,031,292
64,600	Toho Holdings Co Ltd	1,044,569
233,100	Tokai Carbon Co Ltd	2,276,047
79,100	Tokyo Gas Co Ltd (a)	1,525,637
55,300	Tokyo Seimitsu Co Ltd	2,018,910
155,400	Toppan Inc	2,810,323
92,200	Tosei Corp	997,829
61,900	Tosoh Corp	842,409
3,000	Towa Pharmaceutical Co Ltd	42,164
13,800	Toyo Construction Co Ltd	89,836
43,400	Toyota Industries Corp	2,546,284
15,900	Toyota Tsusho Corp (a)	648,458
3,000	TPR Co Ltd	30,717
6,600	Tsumura & Co	125,505
1,900	TV Asahi Holdings Corp	20,269
5,500	Wacoal Holdings Corp	98,963
13,100	YAMABIKO Corp	121,479
39,000	Yamaha Motor Co Ltd	997,823
5,300	Yamazen Corp	40,746
4,400	Yellow Hat Ltd	57,462
39,900	Yokogawa Bridge Holdings Corp	601,663
5,100	Yokogawa Electric Corp	76,170
3,200	Yuasa Trading Co Ltd	85,960
43,700	Zenkoku Hosho Co Ltd	1,664,903

	Total Japan	153,460,606

	Kuwait — 0.0%
12,211	Humansoft Holding Co KSC	146,381

Shares	Description	Value ($)
	Malaysia — 0.1%
41,100	AMMB Holdings Bhd	36,717
40,100	Hartalega Holdings Bhd	13,134
39,400	IOI Corp Bhd	33,627
116,300	Kossan Rubber Industries Bhd	28,242
4,000	Kuala Lumpur Kepong Bhd	18,534
304,500	Petronas Chemicals Group Bhd	485,738
22,500	PPB Group Bhd	87,728
181,700	Telekom Malaysia Bhd	203,663

	Total Malaysia	907,383

	Mexico — 1.1%
18,800	Alpek SAB de CV	22,944
439,337	America Movil SAB de CV – Series L	451,187
9,539	America Movil SAB de CV – Class L Sponsored ADR	196,313
87,512	Arca Continental SAB de CV	741,220
63,400	Banco del Bajio SA	242,248
1,676	Coca-Cola Femsa SAB de CV Sponsored ADR	120,689
495,200	Credito Real SAB de CV SOFOM ER * (d)	—
33,792	El Puerto de Liverpool SAB de CV – Class C1	205,339
236,088	Fomento Economico Mexicano SAB de CV	2,174,232
1,313	Fomento Economico Mexicano SAB de CV Sponsored ADR	120,691
71,600	Gentera SAB de CV	77,601
400	Grupo Aeroportuario del Centro Norte SAB de CV ADR	31,196
2,739	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	26,189
1,655	Grupo Aeroportuario del Pacifico SAB de CV – Class B	31,396
13,291	Grupo Aeroportuario del Sureste SAB de CV – Class B	380,544
124	Grupo Aeroportuario del Sureste SAB de CV ADR	35,486
473,725	Grupo Financiero Banorte SAB de CV – Class O	4,010,085
425,128	Grupo Mexico SAB de CV – Series B	1,912,048
18,900	Grupo Televisa SAB Sponsored ADR	93,744
7,156	Kimberly-Clark de Mexico SAB de CV – Class A	14,315
36,600	Qualitas Controladora SAB de CV	227,663
19,300	Regional SAB de CV	160,126
8,151	Unifin Financiera SAB de CV SOFOM
	ENR * (d)	—
377,368	Wal-Mart de Mexico SAB de CV	1,487,073

	Total Mexico	12,762,329

	Netherlands — 1.8%
100,351	ABN AMRO Bank NV CVA	1,770,810
359,241	Aegon NV	1,869,216
39,074	ASR Nederland NV	1,778,291
50,825	EXOR NV *	4,193,791
9,049	ForFarmers NV (b)	31,456

See accompanying notes to the financial statements.	36

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Netherlands — continued
48,043	JDE Peet’s NV	1,414,244
135,398	Koninklijke Ahold Delhaize NV (a)	4,299,140
105,584	Koninklijke Philips NV (a)	1,723,847
40,194	NN Group NV	1,626,915
34,169	Randstad NV (a)	2,096,616

	Total Netherlands	20,804,326

	New Zealand — 0.1%
59,921	Auckland International Airport Ltd * (c)	323,782
74	Auckland International Airport Ltd * (a) (c)	399
128,894	Meridian Energy Ltd (a)	423,075
18,409	Spark New Zealand Ltd	56,839

	Total New Zealand	804,095

	Norway — 0.3%
7,086	BW LPG Ltd	61,987
7,513	DNO ASA	8,609
113,879	Elkem ASA	428,712
71,147	Equinor ASA (a)	2,178,047
47,115	Europris ASA	332,157
12,773	Hoegh Autoliners ASA (a)	83,737
21,557	Norske Skog ASA *	138,969
3,159	Selvaag Bolig ASA	10,498
4,756	SpareBank 1 Nord Norge	47,189
3,527	Stolt-Nielsen Ltd (a)	109,031
4,008	Subsea 7 SA	52,061
30,841	Wallenius Wilhelmsen ASA (a)	269,622

	Total Norway	3,720,619

	Pakistan — 0.0%
48,525	Oil & Gas Development Co Ltd	15,227
108,203	Pakistan Petroleum Ltd	25,916

	Total Pakistan	41,143

	Panama — 0.0%
297,879	BAC Holding International Corp *	12,113

	Philippines — 0.0%
10,800	GT Capital Holdings Inc	101,207
233,080	Megaworld Corp	8,501
33,900	Puregold Price Club Inc	19,295

	Total Philippines	129,003

	Poland — 0.3%
5,274	Asseco Poland SA	94,580
59,399	Bank Polska Kasa Opieki SA	1,195,296
3,461	Budimex SA	218,941
32,437	Cyfrowy Polsat SA	125,648
3,970	Jastrzebska Spolka Weglowa SA *	48,778
22	LPP SA	46,469
104,881	Polski Koncern Naftowy ORLEN SA	1,566,457

Shares	Description	Value ($)
	Poland — continued
49,735	Powszechny Zaklad Ubezpieczen SA	408,919

	Total Poland	3,705,088

	Portugal — 0.2%
195,500	EDP – Energias de Portugal SA	984,483
53,872	Galp Energia SGPS SA	657,213
1,688	Jeronimo Martins SGPS SA	34,648
112,720	Navigator Co SA (The)	396,439
34,941	NOS SGPS SA	154,395
518,655	Sonae SGPS SA	568,266

	Total Portugal	2,795,444

	Qatar — 0.1%
76,290	Ooredoo QPSC	192,791
3,634	Qatar Gas Transport Co Ltd	3,641
147,319	Qatar National Bank QPSC	681,705
14,520	Qatar National Cement Co QSC	16,850

	Total Qatar	894,987

	Russia — 0.1%
3,038,020	Alrosa PJSC * (d) (f)	24,494
10,190	Detsky Mir PJSC * (d)	94
148,200,000	Federal Grid Co Unified Energy System PJSC * (d)	1,750
68,395	Fix Price Group Plc GDR* (d)	1,961
180,610	Gazprom Neft PJSC (d)	10,248
2,050,858	Gazprom PJSC (d)	43,100
7,736	Globaltrans Investment Plc Sponsored GDR (Registered) * (d)	333
6,310,100	Inter RAO UES PJSC (d)	2,870
19,776	LSR Group PJSC – Class A* (d)	1,269
1	LSR Group PJSC GDR (Registered) * (d)	—
74,944	LUKOIL PJSC (d)	39,594
1,561	Magnit PJSC * (d)	952
1,863,335	Magnitogorsk Iron & Steel Works PJSC * (d) (f)	9,730
25,400	Mechel PJSC * (d)	429
4,554	MMC Norilsk Nickel PJSC (d)	8,793
1	MMC Norilsk Nickel PJSC ADR * (d)	—
16,770	Mobile TeleSystems PJSC (d)	581
20,400	Mobile TeleSystems PJSC ADR* (d)	1,413
361,420	Moscow Exchange MICEX-RTS PJSC * (d)	5,562
3,294,000	Mosenergo PJSC (d)	881
75,720	Novatek PJSC (d)	10,775
1,212,010	Novolipetsk Steel PJSC * (d)	20,200
3,466	PhosAgro PJSC (d)	3,111
67	PhosAgro PJSC GDR * (d) (f)	20
130,264	Polymetal International Plc *	383,548
10,215	Polyus PJSC * (d)	11,948
1	Polyus PJSC GDR (Registered) * (d)	1
5,248	Ros Agro Plc GDR (Registered) * (d)	490
12,592,062	ROSSETI PJSC * (d)	140
24,471,200	RusHydro PJSC (d)	2,572

37	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Russia — continued
3,677,652	Sberbank of Russia PJSC * (d) (f)	83,256
425	Severstal PAO * (d) (f)	60
91,185	Severstal PJSC GDR (Registered) * (d) (f)	12,888
11,580	SFI PJSC * (d)	769
5,940,620	Surgutneftegas PJSC (d)	18,079
332,388	Tatneft PJSC (d)	14,522
1,300,440	Unipro PJSC * (d)	277
50,950	United Co Rusal International PJSC (d)	270
8,456	X5 Retail Group NV GDR (Registered) * (d)	1,125

	Total Russia	718,105

	Saudi Arabia — 0.2%
15,086	Almarai Co JSC	210,807
90,067	Saudi Arabian Oil Co	760,867
33,130	Saudi Basic Industries Corp	780,717
57,564	Saudi Telecom Co	538,670

	Total Saudi Arabia	2,291,061

	Singapore — 0.7%
51,300	AIMS APAC (REIT)	52,517
39,000	Bumitama Agri Ltd	18,640
1,500	City Developments Ltd	8,581
156,200	ComfortDelGro Corp Ltd	140,259
87,435	DBS Group Holdings Ltd	2,218,324
35,500	First Real Estate Investment Trust (b)	6,852
84,500	First Resources Ltd	96,344
1,318,100	Golden Agri-Resources Ltd	249,426
159,400	Japfa Ltd	35,492
42,716	Jardine Cycle & Carriage Ltd	941,682
253,400	Keppel Corp Ltd	1,029,010
12,900	Oversea-Chinese Banking Corp Ltd	121,241
40,900	Sasseur Real Estate Investment Trust	23,064
5,063,259	Sembcorp Marine Ltd *	476,490
37,700	Sheng Siong Group Ltd	45,584
122,500	Silverlake Axis Ltd	30,456
114,700	StarHub Ltd	90,208
300	United Overseas Bank Ltd	6,650
15,200	Venture Corp Ltd	193,566
29,300	Wilmar International Ltd	85,604
785,699	Yangzijiang Financial Holding Ltd * (b)	203,856
2,097,399	Yangzijiang Shipbuilding Holdings Ltd	2,006,790
134,400	Yanlord Land Group Ltd	108,782

	Total Singapore	8,189,418

	South Africa — 1.1%
213,899	Absa Group Ltd	2,309,382
9,865	African Rainbow Minerals Ltd	136,540
20,826	Anglo American Platinum Ltd	1,151,604
2,455	Aspen Pharmacare Holdings Ltd	18,957
10,455	Astral Foods Ltd	93,042
11,974	AVI Ltd	49,575
28,451	Barloworld Ltd	141,794

Shares	Description	Value ($)
	South Africa — continued
56,237	Bidvest Group Ltd (The)	717,126
77,272	Blue Label Telecoms Ltd *	19,096
3,237	Capitec Bank Holdings Ltd	308,824
653	Clicks Group Ltd	9,513
329,955	FirstRand Ltd	1,176,871
37,663	Foschini Group Ltd (The)	208,029
57,219	Impala Platinum Holdings Ltd	534,247
27,974	Investec Ltd	178,977
52,940	Kumba Iron Ore Ltd	1,380,562
17,129	Lewis Group Ltd	38,879
15,058	Metair Investments Ltd	19,686
25,008	Motus Holdings Ltd	150,854
32,824	Mr Price Group Ltd	272,212
65,823	MTN Group Ltd	518,649
566	Naspers Ltd	99,527
14,456	Ninety One Ltd	36,249
222,976	Old Mutual Ltd	144,632
366,428	Pepkor Holdings Ltd	374,274
8,062	Raubex Group Ltd	12,489
75	Reinet Investments SCA	1,485
20,426	Reunert Ltd	65,979
257,788	RMB Holdings Ltd	7,303
19,233	Sanlam Ltd	62,591
70,941	Sappi Ltd	188,759
86,672	Sibanye Stillwater Ltd	174,996
29,700	Sibanye Stillwater Ltd ADR	240,570
8,741	Telkom SA SOC Ltd *	18,237
11,682	Thungela Resources Ltd (c)	135,830
10,735	Thungela Resources Ltd (c)	123,904
19,261	Tiger Brands Ltd	232,809
170,369	Truworths International Ltd	548,664
45,534	Vodacom Group Ltd	313,805
149,069	Woolworths Holdings Ltd	625,054
37,545	Zeda Ltd *	24,655

	Total South Africa	12,866,231

	South Korea — 3.0%
407	BGF retail Co Ltd	55,667
4,153	BH Co Ltd	74,124
92,333	BNK Financial Group Inc	467,296
2,778	Cheil Worldwide Inc	42,001
2,887	Coway Co Ltd	116,478
889	Daihan Pharmaceutical Co Ltd	19,771
6,452	Daou Data Corp	236,495
2,378	DB HiTek Co Ltd	81,240
3,404	DB Insurance Co Ltd	198,092
4,220	DGB Financial Group Inc	25,192
49,509	Dongwon Development Co Ltd	120,538
4,705	E-MART Inc	397,995
13,118	GS Holdings Corp	403,185
1,832	GS Retail Co Ltd	39,923
35,576	Hana Financial Group Inc	1,220,159
1,994	Handsome Co Ltd	38,738

See accompanying notes to the financial statements.	38

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	South Korea — continued
25,658	Hankook Tire & Technology Co Ltd	721,748
25,723	HDC Hyundai Development Co-Engineering & Construction *	201,233
5,348	HMM Co Ltd *	90,986
13,286	Humasis Co Ltd *	148,543
3,444	Hyundai Department Store Co Ltd	141,261
7,747	Hyundai Engineering & Construction Co Ltd	212,893
5,226	Hyundai Glovis Co Ltd	625,877
1,022	Hyundai Home Shopping Network Corp	39,790
10,517	Hyundai Mobis Co Ltd	1,689,281
1,388	INTOPS Co Ltd	29,394
16,762	JB Financial Group Co Ltd	117,044
9,622	KB Financial Group Inc	372,651
1,500	KB Financial Group Inc ADR	57,795
3,100	KC Co Ltd	47,251
75	KCC Corp	13,885
1,095	KCC Glass Corp	33,637
87,604	Kia Corp	4,978,546
564	KIWOOM Securities Co Ltd *	43,952
187	Korea Investment Holdings Co Ltd *	8,754
955	Korea Zinc Co Ltd	421,675
20,967	KT Skylife Co Ltd	126,992
75,898	KT&G Corp	5,093,058
5,061	Kumho Petrochemical Co Ltd *	601,781
2,360	LF Corp	30,935
7,870	LG Corp	489,657
28,830	LG Electronics Inc	2,418,138
7,063	LOTTE Fine Chemical Co Ltd	309,739
12,827	LX International Corp	303,467
2,374	LX Semicon Co Ltd	165,621
289	NCSoft Corp	94,825
687	NH Investment & Securities Co Ltd *	4,931
80	NongShim Co Ltd	22,138
1,396	Orion Corp	131,956
3,385	POSCO Holdings Inc	815,864
33,746	POSCO Holdings Inc Sponsored ADR	2,058,169
2,741	PSK Inc	36,679
84,701	Samsung Electronics Co Ltd	3,875,485
1,151	Samsung Electronics Co Ltd GDR (Registered) (a)	1,317,223
21	Samsung Fire & Marine Insurance Co Ltd	3,406
1,213	Samsung SDS Co Ltd	114,720
49	Samyang Foods Co Ltd	4,413
12,731	SD Biosensor Inc	221,063
123	Sebang Global Battery Co Ltd	4,818
5,394	Seegene Inc	99,263
23,286	Shinhan Financial Group Co Ltd	683,794
25,209	SK Square Co Ltd *	729,921
4,311	SL Corp *	88,831
127,275	Woori Financial Group Inc	1,173,345
12,429	Woori Technology Investment Co Ltd *	44,581
7,522	Youngone Corp *	242,192

	Total South Korea	34,840,095

Shares	Description	Value ($)
	Spain — 1.7%
165,630	Acerinox SA	1,818,747
3,445	ACS Actividades de Construccion y Servicios SA	104,437
24,836	Amadeus IT Group SA * (a)	1,561,758
685,638	Banco Bilbao Vizcaya Argentaria SA	5,329,483
2,512,627	Banco de Sabadell SA	3,281,982
613,555	Banco Santander SA	2,415,814
69,863	Bankinter SA	491,436
22,565	CaixaBank SA	96,891
20,409	Cia de Distribucion Integral Logista Holdings SA (a)	492,703
50,669	Ence Energia y Celulosa SA	193,367
2,938	Faes Farma SA	10,731
1,233	Grupo Catalana Occidente SA	40,260
44,686	Industria de Diseno Textil SA (a)	1,376,629
3,881	Mediaset Espana Comunicacion SA *	13,520
118,951	Repsol SA	1,881,191
7,215	Unicaja Banco SA	9,243

	Total Spain	19,118,192

	Sweden — 0.6%
14,856	Betsson AB – Class B* (a)	133,410
147,567	Fastighets AB Balder – B Shares*	729,994
5,356	Industrivarden AB – A Shares (a)	147,223
31,008	Industrivarden AB – C Shares (a)	850,136
40,752	Investor AB – A Shares	835,369
3,643	Investor AB – B Shares (a)	70,370
8,047	Inwido AB	89,248
65,231	Kinnevik AB – Class B*	970,107
14,504	New Wave Group AB – B Shares	254,438
25,714	Skanska AB – B Shares	467,326
212,730	SSAB AB – A Shares	1,546,523
31,417	SSAB AB – B Shares	214,905
19,790	Svenska Cellulosa AB SCA – Class B	276,177

	Total Sweden	6,585,226

	Switzerland — 0.8%
48,472	Adecco Group AG (Registered)	1,728,331
393	Bobst Group SA (Registered)	28,791
243	Cie Financiere Richemont SA – Class A (Registered) (a)	36,716
956	DKSH Holding AG	77,792
30,350	Logitech International SA (Registered)	1,657,731
2,157	Mobilezone Holding AG (Registered)	39,796
574	Roche Holding AG (a)	177,814
8,204	Roche Holding AG – Genusschein (a)	2,365,532
28	Swatch Group AG (The) (a)	9,744
1,980	u-blox Holding AG *	212,515
103,745	UBS Group AG (Registered) (a)	2,254,922
1,841	Zurich Insurance Group AG (a)	873,284

	Total Switzerland	9,462,968

39	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Taiwan — 3.9%
54,560	Acer Inc	45,243
14,414	Acter Group Corp Ltd	56,590
3,000	Advantech Co Ltd	34,800
5,000	Allied Supreme Corp	57,231
328,650	AmTRAN Technology Co Ltd	114,964
95,100	ASE Technology Holding Co Ltd ADR (a)	681,867
11,000	ASROCK Inc	56,937
268,035	Asustek Computer Inc	2,427,688
19,000	Aten International Co Ltd	50,766
8,400	Aurora Corp	22,155
411,000	Catcher Technology Co Ltd	2,483,687
546,972	Cathay Financial Holding Co Ltd	775,656
25,367	Chailease Holding Co Ltd	185,932
205,000	Chicony Electronics Co Ltd	615,763
170,000	Chipbond Technology Corp	373,903
24,000	ChipMOS Technologies Inc	28,564
4,000	Chlitina Holding Ltd	27,984
9,280	Chong Hong Construction Co Ltd	23,163
6,000	Chroma ATE Inc	36,130
427,000	Compal Electronics Inc	337,693
63,440	Coretronic Corp	133,671
50,000	Co-Tech Development Corp	102,234
3,000	Delta Electronics Inc	28,067
24,640	Elan Microelectronics Corp	87,227
397,200	Evergreen Marine Corp Taiwan Ltd	2,029,786
183,000	Far EasTone Telecommunications Co Ltd	412,930
91,000	Farglory Land Development Co Ltd	175,847
6,000	Feng TAY Enterprise Co Ltd	36,144
22,600	First Financial Holding Co Ltd	19,805
50,701	FLEXium Interconnect Inc *	163,105
7,000	Formosa International Hotels Corp	71,699
176,000	Formosa Plastics Corp	522,468
147,821	Foxconn Technology Co Ltd	268,812
828,765	Fubon Financial Holding Co Ltd	1,620,579
13,080	Fusheng Precision Co Ltd	106,368
11,560	Getac Technology Corp	18,587
12,000	Gigabyte Technology Co Ltd	46,467
4,000	Global Mixed Mode Technology Inc	22,819
7,000	Gourmet Master Co Ltd	36,122
265,000	Grand Pacific Petrochemical	172,282
5,000	Grape King Bio Ltd	29,700
17,000	Holtek Semiconductor Inc	41,103
1,640,318	Hon Hai Precision Industry Co Ltd	5,426,174
69,000	Huaku Development Co Ltd	208,475
33,687	Innodisk Corp	247,367
16,109	International Games System Co Ltd	265,415
34,000	Inventec Corp	29,536
2,000	King Slide Works Co Ltd	27,276
63,000	King’s Town Bank Co Ltd	70,284
31,000	Kung Long Batteries Industrial Co Ltd	142,249
22,000	Largan Precision Co Ltd	1,581,581
410,000	Lite-On Technology Corp	932,967
4,807	Makalot Industrial Co Ltd	33,643
86,000	MediaTek Inc	2,019,196

Shares	Description	Value ($)
	Taiwan — continued
5,408	Merry Electronics Co Ltd	15,052
217,000	Micro-Star International Co Ltd	968,053
113,000	Mitac Holdings Corp	116,747
132,280	Nan Ya Plastics Corp	325,465
77,903	Nantex Industry Co Ltd	110,651
76,000	Nanya Technology Corp	144,667
26,000	Nichidenbo Corp	47,893
6,800	Nien Made Enterprise Co Ltd	72,401
105,000	Novatek Microelectronics Corp	1,387,638
45,000	Phison Electronics Corp	512,406
664,000	Pou Chen Corp	727,575
14,000	Powertech Technology Inc	40,482
2,000	Poya International Co Ltd	38,674
82,000	Primax Electronics Ltd	159,408
21,000	Quanta Computer Inc	54,967
207,472	Radiant Opto-Electronics Corp	716,235
7,000	Raydium Semiconductor Corp	93,824
235,400	Ruentex Industries Ltd	519,518
31,760	Shin Zu Shing Co Ltd	92,563
68,000	Shinkong Insurance Co Ltd	112,417
31,900	Simplo Technology Co Ltd	308,162
6,945	Sinmag Equipment Corp	21,906
28,080	Syncmold Enterprise Corp	56,615
11,000	T3EX Global Holdings Corp	24,904
19,000	TaiDoc Technology Corp	117,980
205,000	Taiwan Semiconductor Manufacturing Co Ltd	3,391,498
23,742	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	2,067,216
31,000	Taiwan Union Technology Corp	59,504
10,000	TCI Co Ltd	69,254
22,400	Teco Electric and Machinery Co Ltd	22,475
7,360	Test Research Inc	15,288
4,000	Thinking Electronic Industrial Co Ltd	18,509
36,681	TOPBI International Holdings Ltd *	19,606
4,000	Topkey Corp	28,885
40,000	Transcend Information Inc	91,924
59,000	Tripod Technology Corp	202,062
12,000	TTY Biopharm Co Ltd	30,809
20,000	Tung Ho Steel Enterprise Corp	38,982
43,624	United Integrated Services Co Ltd	321,612
148,000	Universal Inc	116,494
345,850	Wan Hai Lines Ltd	895,068
130,000	Winbond Electronics Corp	97,324
635,000	Wistron Corp	688,008
116,000	WPG Holdings Ltd	187,504
1,186,000	Yang Ming Marine Transport Corp	2,496,256
1,416,000	Yuanta Financial Holding Co Ltd	1,052,869
6,000	Yulon Nissan Motor Co Ltd	40,060
9,669	Zeng Hsing Industrial Co Ltd	38,714
79,000	Zhen Ding Technology Holding Ltd	289,195

	Total Taiwan	44,632,020

See accompanying notes to the financial statements.	40

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Thailand — 0.8%
2,229,700	AP Thailand Pcl NVDR	782,002
432,400	Bangkok Bank Pcl NVDR	2,000,012
105,200	Bangkok Dusit Medical Services Pcl NVDR	83,328
81,300	Central Retail Corp Pcl NVDR	102,869
32,300	CP ALL Pcl (Foreign Registered)	56,651
34,600	CP ALL Pcl NVDR	60,685
69,100	GFPT Pcl NVDR	23,854
10,300	Kasikornbank Pcl (Foreign Registered)	39,918
317,700	Kasikornbank Pcl NVDR	1,231,243
6,513,600	Krung Thai Bank Pcl NVDR	3,188,125
53,632	Pruksa Holding Pcl NVDR	20,484
73,000	PTG Energy Pcl NVDR	28,911
167,100	PTT Exploration & Production Pcl NVDR	707,241
36,600	Regional Container Lines Pcl NVDR	32,347
3,163,500	Sansiri Pcl NVDR	170,918
141,300	Somboon Advance Technology Pcl NVDR	82,351
154,700	Sri Trang Gloves Thailand Pcl NVDR	48,568
23,760	Supalai Pcl (Foreign Registered)	15,325
91,100	Thai Oil Pcl NVDR	129,914
88,000	Thai Vegetable Oil Pcl NVDR	69,722

	Total Thailand	8,874,468

	Turkey — 0.7%
2,366,101	Akbank TAS	2,187,876
7,422	Arcelik AS	46,851
234,134	Aselsan Elektronik Sanayi Ve Ticaret AS	683,462
15,360	Dogus Otomotiv Servis ve Ticaret AS	137,402
11,131	Enerjisa Enerji AS	18,951
629,490	Haci Omer Sabanci Holding AS	1,452,412
158,444	KOC Holding AS	648,992
88,740	Turkcell Iletisim Hizmetleri AS	149,593
291,727	Turkiye Garanti Bankasi AS	359,025
83,462	Turkiye Is Bankasi AS – Class C	50,089
249,998	Turkiye Sinai Kalkinma Bankasi AS *	52,432
213,634	Vestel Beyaz Esya Sanayi ve Ticaret AS	139,553
3,628,983	Yapi ve Kredi Bankasi AS	1,923,176

	Total Turkey	7,849,814

	United Arab Emirates — 0.0%
481,607	Abu Dhabi National Oil Co for Distribution PJSC	565,875

	United Kingdom — 3.5%
143,519	3i Group Plc (a)	2,807,840
3,173	AG Barr Plc	21,219
26,016	BAE Systems Plc (a)	280,978
91,851	Balfour Beatty Plc	403,236
4,859	Bank of Georgia Group Plc	163,620
42,912	Barclays Plc	90,055
416,276	Barratt Developments Plc	2,340,501
33,313	Bellway Plc	888,133
51,469	Berkeley Group Holdings Plc (The)	2,590,879
66,900	BP Plc Sponsored ADR (a)	2,649,240

Shares	Description	Value ($)
	United Kingdom — continued
46,744	British American Tobacco Plc (a)	1,769,062
23,400	British American Tobacco Plc Sponsored ADR (a)	890,604
1,572,312	BT Group Plc (a)	2,635,910
10,720	Bunzl Plc	381,963
11,572	Burberry Group Plc	343,625
550,572	Centrica Plc (a)	694,786
394	Clarkson Plc (a)	15,647
8,058	Coats Group Plc	7,098
75,906	Coca-Cola HBC AG *	1,943,908
102,927	Compass Group Plc (a)	2,377,797
26,649	Crest Nicholson Holdings Plc	78,314
829	EMIS Group Plc (a)	18,662
23,265	Evraz Plc (d)	573
182,942	Ferrexpo Plc	324,173
1,720	Galliford Try Holdings Plc	3,635
47,800	Haleon Plc ADR * (a)	376,664
26,552	Halfords Group Plc	67,156
3,700	HSBC Holdings Plc Sponsored ADR (a)	141,747
87,165	IG Group Holdings Plc	841,464
79,804	Imperial Brands Plc (a)	1,922,579
20,749	International Personal Finance Plc	24,076
99,947	Investec Plc	636,568
4,789	Keller Group Plc	46,556
381,188	Kingfisher Plc	1,318,284
118,259	Legal & General Group Plc (a)	364,013
72,896	Lloyds Banking Group Plc	46,036
167,481	M&G Plc	431,359
13,089	Morgan Advanced Materials Plc	48,720
6,762	Morgan Sindall Group Plc	145,985
81,997	OSB Group Plc	550,181
9,042	Paragon Banking Group Plc	64,836
51,109	Persimmon Plc	891,273
53,747	Plus500 Ltd	1,159,415
35,451	Redde Northgate Plc (a)	172,466
84,758	Redrow Plc	520,865
113,387	S4 Capital Plc *	279,496
35,708	Serica Energy Plc	111,217
51,111	Shell Plc (a)	1,548,069
36,063	Spirent Communications Plc	92,262
18,260	Standard Chartered Plc	172,780
470,165	Taylor Wimpey Plc	695,486
3,340	TBC Bank Group Plc	99,660
19,589	Unilever Plc (a)	975,287
11,263	Vesuvius Plc	55,883
146,247	Vodafone Group Plc Sponsored ADR (a)	1,750,577
63,748	WPP Plc (a)	784,048

	Total United Kingdom	40,056,466

	United States — 17.6%
12,800	3M Co. (a)	1,379,072
600	Adtalem Global Education, Inc. * (a)	23,472
6,669	ADTRAN Holdings, Inc.	116,374
500	AGCO Corp. (a)	70,405

41	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United States — continued
700	Alliance Data Systems Corp.	28,749
200	Allison Transmission Holdings, Inc.	9,500
60,800	Ally Financial, Inc.	1,827,040
14,483	Alphabet, Inc. – Class A* (a)	1,304,339
2,600	Alphabet, Inc. – Class C* (a)	234,780
10,042	American Express Co. (a)	1,747,208
4,000	Applied Materials, Inc. (a)	464,600
18,700	Arrow Electronics, Inc. *	2,206,413
900	Aspen Technology, Inc. * (a)	190,809
92,100	AT&T, Inc. (a)	1,741,611
1,100	Atkore, Inc. *	160,622
400	AutoNation, Inc. *	54,604
1,800	Avnet, Inc.	80,478
45,500	Bank of America Corp. (a)	1,560,650
11,800	Bank of New York Mellon Corp. (The) (a)	600,384
19,300	Best Buy Co., Inc. (a)	1,604,023
5,800	Biogen, Inc. *	1,565,188
3,700	Bio-Rad Laboratories, Inc. – Class A*	1,768,008
738	Booking Holdings, Inc. * (a)	1,862,712
80,723	BorgWarner, Inc.	4,058,752
14,200	Bristol-Myers Squibb Co. (a)	979,232
1,800	Brunswick Corp.	157,356
6,100	Cabot Oil & Gas Corp.	152,317
19,600	Capital One Financial Corp. (a)	2,137,968
5,110	CarMax, Inc. * (a)	352,794
44,000	Carrier Global Corp. (a)	1,981,320
1,500	Carter’s, Inc.	113,085
19,300	CBRE Group, Inc. – Class A* (a)	1,643,202
30,700	Centene Corp. * (a)	2,099,880
13,188	Chevron Corp. (a)	2,120,235
3,000	Cigna Group (The) (a)	876,300
24,100	Cisco Systems, Inc. (a)	1,166,922
54,900	Citigroup, Inc. (a)	2,782,881
4,900	Citizens Financial Group, Inc.	204,624
96,500	Cleveland-Cliffs, Inc. * (a)	2,058,345
28,400	Cognizant Technology Solutions Corp. – Class A (a)	1,778,692
71,700	Comcast Corp. – Class A (a)	2,665,089
6,800	ConocoPhillips (a)	702,780
11,500	Crowdstrike Holdings, Inc. – Class A* (a)	1,387,935
600	Cummins, Inc. (a)	145,848
26,800	CVS Health Corp. (a)	2,238,872
24,104	Darling Ingredients, Inc. *	1,525,060
38,000	Dell Technologies, Inc. – Class C (a)	1,544,320
10,300	Discover Financial Services (a)	1,153,600
123,300	DISH Network Corp. – Class A*	1,406,853
24,700	DR Horton, Inc. (a)	2,284,256
2,300	DXC Technology Co. * (a)	63,802
50,600	eBay, Inc. (a)	2,322,540
1,200	Elevance Health, Inc. (a)	563,604
900	Encore Wire Corp.	173,709
19,349	EOG Resources, Inc.	2,186,824
18,600	Exxon Mobil Corp. (a)	2,044,326
7,200	FedEx Corp. (a)	1,463,184

Shares	Description	Value ($)
	United States — continued
2,400	Ferguson Plc (a)	345,840
54,300	Fidelity National Financial, Inc.	2,164,398
13,900	Flex Ltd. *	316,364
5,300	Foot Locker, Inc.	231,716
210,300	Ford Motor Co. (a)	2,538,321
26,194	Fortune Brands Innovations, Inc.	1,622,718
5,900	Fox Corp. – Class A (a)	206,618
59,000	Fox Corp. – Class B (a)	1,902,750
55,000	Franklin Resources, Inc. (a)	1,620,850
7,600	Gap, Inc. (The)	98,876
2,300	Garmin Ltd.	225,699
3,041	Generac Holdings, Inc. *	364,950
67,700	General Motors Co.	2,622,698
11,400	Gilead Sciences, Inc. (a)	918,042
3,000	Goldman Sachs Group, Inc. (The) (a)	1,054,950
100	Graham Holdings Co. – Class B (a)	62,666
17,379	Green Plains, Inc. *	602,530
200	Group 1 Automotive, Inc.	44,214
6,800	H&R Block, Inc. (a)	250,240
28,600	Hanesbrands, Inc.	162,448
1,700	Hartford Financial Services Group, Inc. (The) (a)	133,076
2,100	Hasbro, Inc.	115,521
1,200	Henry Schein, Inc. * (a)	93,972
26,800	Hewlett Packard Enterprise Co.	418,348
9,949	Hilton Worldwide Holdings, Inc. (a)	1,437,730
700	HNI Corp.	21,875
82,700	HP, Inc.	2,441,304
28,400	Huntington Bancshares, Inc.	435,088
4,200	Huntsman Corp.	123,228
22,300	Incyte Corp. *	1,716,654
123,800	Intel Corp. (a)	3,086,334
16,392	Intercontinental Exchange, Inc. (a)	1,668,706
22,500	International Business Machines Corp. (a)	2,909,250
45,500	Invesco Ltd.	803,530
12,700	Janus Henderson Group Plc	348,742
11,800	Jazz Pharmaceuticals Plc *	1,656,720
1,300	Jefferies Financial Group, Inc.	49,127
5,600	Johnson & Johnson (a)	858,256
13,200	JPMorgan Chase & Co. (a)	1,892,220
4,400	KeyCorp.	80,476
105,600	Kinder Morgan, Inc. (a)	1,801,536
18,500	Knight-Swift Transportation Holdings, Inc. (a)	1,051,540
8,900	Kohl’s Corp.	249,556
50,900	Kraft Heinz Co. (The) (a)	1,982,046
4,800	Kroger Co. (The) (a)	207,072
4,400	Kulicke & Soffa Industries, Inc.	234,520
8,800	Laboratory Corp. of America Holdings (a)	2,106,368
1,870	Lam Research Corp. (a)	908,839
25,773	Las Vegas Sands Corp. * (a)	1,481,174
2,700	La-Z-Boy, Inc.	87,426
900	Lear Corp.	125,685
22,300	Lennar Corp. – Class A (a)	2,157,302

See accompanying notes to the financial statements.	42

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United States — continued
2,300	Liberty Global Plc – Class A*	47,127
14,300	Liberty Global Plc – Class C*	303,875
33,700	Lincoln National Corp.	1,068,964
400	Lithia Motors, Inc.	102,072
442,028	Lumen Technologies, Inc.	1,502,895
19,100	LyondellBasell Industries NV – Class A (a)	1,833,409
11,100	Macy’s, Inc.	227,106
3,600	ManpowerGroup, Inc.	305,568
800	Marcus & Millichap, Inc.	27,496
1,100	Markel Corp. * (a)	1,462,846
5,700	Match Group, Inc. * (a)	236,094
500	Matson, Inc. (a)	33,255
6,300	Medtronic Plc (a)	521,640
8,500	Merck & Co., Inc. (a)	903,040
32,367	Meta Platforms, Inc. – Class A* (a)	5,662,283
8,900	MetLife, Inc. (a)	638,397
60,793	Micron Technology, Inc. (a)	3,515,051
14,100	Mohawk Industries, Inc. *	1,450,185
36,700	Molson Coors Brewing Co. – Class B (a)	1,952,073
32,517	Mosaic Co. (The) (a)	1,729,579
1,400	Nordstrom, Inc.	27,272
3,600	Northern Trust Corp. (a)	342,972
42,100	NRG Energy, Inc. (a)	1,380,459
10,900	Nucor Corp. (a)	1,825,096
34,100	Occidental Petroleum Corp.	1,996,896
3,300	Oracle Corp. (a)	288,420
10,795	Otis Worldwide Corp. (a)	913,473
20,386	Ovintiv, Inc.	871,909
3,700	Owens Corning	361,823
98,400	Paramount Global – Class B (a)	2,107,728
25,200	PayPal Holdings, Inc. * (a)	1,854,720
35,400	Pfizer, Inc. (a)	1,436,178
1,600	Phillips 66	164,096
3,000	PNC Financial Services Group, Inc.	473,760
3,700	Principal Financial Group, Inc. (a)	331,372
25,200	Prudential Financial, Inc. (a)	2,520,000
37,000	PulteGroup, Inc. (a)	2,022,790
4,800	PVH Corp.	385,152
9,700	QUALCOMM, Inc. (a)	1,198,241
11,100	Radian Group, Inc.	236,985
200	Ralph Lauren Corp.	23,638
18,787	Raytheon Technologies Corp. (a)	1,842,817
3,500	Regeneron Pharmaceuticals, Inc. * (a)	2,661,470
18,600	Regions Financial Corp.	433,752
1,500	Reliance Steel & Aluminum Co. (a)	371,760
7,900	Resolute Forest Products, Inc. *	173,285
14,100	Samsonite International SA *	39,571
2,200	Schneider National, Inc. – Class B (a)	61,732
15,105	Sensata Technologies Holding Plc	764,011
7,900	Skyworks Solutions, Inc.	881,403
6,000	SS&C Technologies Holdings, Inc. (a)	352,200
700	Stanley Black & Decker, Inc.	59,927
6,000	State Street Corp. (a)	532,080
17,000	Steel Dynamics, Inc. (a)	2,143,870

Shares	Description	Value ($)
	United States — continued
1,700	Stewart Information Services Corp.	72,233
62,400	Synchrony Financial (a)	2,228,304
2,000	Tapestry, Inc.	87,020
4,500	Taylor Morrison Home Corp. – Class A*	161,235
13,400	Textron, Inc. (a)	971,902
1,400	TRI Pointe Homes, Inc. *	33,376
7,400	Truist Financial Corp.	347,430
35,900	Tyson Foods, Inc. – Class A (a)	2,126,716
400	Universal Corp.	20,236
12,100	Universal Health Services, Inc. – Class B (a)	1,616,197
2,400	Unum Group	106,920
35,423	US Bancorp	1,690,740
200	USANA Health Sciences, Inc. *	12,156
89,200	Verizon Communications, Inc. (a)	3,461,852
4,800	Vertex Pharmaceuticals, Inc. * (a)	1,393,392
2,100	VF Corp.	52,122
189,900	Viatris, Inc.	2,164,860
45,100	Walgreens Boots Alliance, Inc. (a)	1,602,403
48,048	Warner Bros Discovery, Inc. * (a)	750,510
44,200	Wells Fargo & Co. (a)	2,067,234
141,200	Western Union Co. (The) (a)	1,829,952
35,300	Western Digital Corp. *	1,358,344
13,100	Westlake Corp.	1,560,734
11,700	Whirlpool Corp.	1,614,366
200	Williams-Sonoma, Inc.	24,984
3,200	Xerox Holdings Corp.	52,768
2,700	Zions Bancorp NA	136,674
26,100	Zoom Video Communications, Inc. – Class A* (a)	1,946,799

	Total United States	203,272,929

	Vietnam — 0.2%
229,000	Duc Giang Chemicals JSC	482,718
21,900	IDICO Corp JSC	35,396
237,500	SSI Securities Corp	182,433
172,600	Vietnam Dairy Products JSC	548,551
368,700	Vietnam Joint Stock Commercial Bank for Industry and Trade *	425,112
1,233,600	VNDirect Securities Corp	698,340

	Total Vietnam	2,372,550

	TOTAL COMMON STOCKS (COST $905,796,269)	816,471,649

	PREFERRED STOCKS (g) — 1.6%
	Brazil — 1.1%
100	Banco do Estado do Rio Grande do Sul SA – Class B	191
212,717	Bradespar SA	1,123,829
266,099	Cia Energetica de Minas Gerais	532,661
52,100	Cia Energetica de Minas Gerais Sponsored ADR (a)	101,595
2,200	Cia Ferro Ligas da Bahia	24,141
569,300	Cia Paranaense de Energia – Class B	766,613

43	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares / Par Value†	Description	Value ($)
	Brazil — continued
229,000	Gerdau SA	1,252,284
261,667	Gerdau SA Sponsored ADR	1,431,318
164,700	Itau Unibanco Holding SA Sponsored ADR	792,207
156,300	Itausa SA	245,700
93,200	Metalurgica Gerdau SA	223,946
524,500	Petroleo Brasileiro SA	2,528,604
291,100	Petroleo Brasileiro SA Sponsored ADR	2,841,136
4,000	Unipar Carbocloro SA – Class B	60,579

	Total Brazil	11,924,804

	Chile — 0.1%
11,600	Sociedad Quimica y Minera de Chile SA
	Sponsored ADR	1,029,500

	Colombia — 0.0%
297,879	Grupo Aval Acciones y Valores SA	33,101

	Germany — 0.2%
13,833	Bayerische Motoren Werke AG	1,310,205
2,245	Draegerwerk AG & Co KGaA (a)	97,903
512	Villeroy & Boch AG	10,747
8,751	Volkswagen AG (a)	1,191,235

	Total Germany	2,610,090

	Russia — 0.0%
12,924	Bashneft PJSC (d)	1,390
56,000	Nizhnekamskneftekhim PJSC (d)	637
20,810	Sberbank of Russia PJSC * (d) (f)	464
9,254,300	Surgutneftegas PJSC (d)	34,317
161	Transneft PJSC (d)	1,963

	Total Russia	38,771

	South Korea — 0.2%
2,160	Hyundai Motor Co GDR (Registered)	75,608
2,725	LG Electronics Inc	97,705
55,756	Samsung Electronics Co Ltd	2,248,307
89	Samsung Electronics Co Ltd GDR (Registered)	90,331

	Total South Korea	2,511,951

	Taiwan — 0.0%
10,589	Chailease Holding Co Ltd	34,592

	TOTAL PREFERRED STOCKS (COST $24,093,609)	18,182,809

	DEBT OBLIGATIONS — 20.6%
	United States — 20.6%
	U.S. Government — 17.7%
77,400,000	U.S. Treasury Note, 0.13%, due 04/30/23	76,797,065
7,000,000	U.S. Treasury Note, 0.13%, due 05/31/23	6,917,159
13,700,000	U.S. Treasury Note, 0.13%, due 06/30/23	13,482,726

Par Value† / Shares	Description	Value ($)
	United States — continued
	U.S. Government — continued
1,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	979,883
43,725,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 10/31/23	43,712,517
32,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.73%, due 04/30/24	31,951,530
30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 07/31/24 (a)	29,989,727

	Total U.S. Government	203,830,607

	U.S. Government Agency — 2.9%
16,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	16,007,243
9,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 4.65%, due 09/04/24	9,500,000
8,000,000	Federal Home Loan Banks, SOFR + 0.03%, 4.58%, due 06/07/23	7,999,986

	Total U.S. Government Agency	33,507,229

	Total United States	237,337,836

	TOTAL DEBT OBLIGATIONS (COST $238,084,846)	237,337,836

	MUTUAL FUNDS — 24.9%
	United States — 24.9%
	Affiliated Issuers — 24.9%
4,706,698	GMO Emerging Country Debt Fund, Class VI	83,120,284
3,809,610	GMO High Yield Fund, Class VI	63,734,779
2,847,952	GMO Opportunistic Income Fund, Class VI	68,635,629
1,645,883	GMO Resources Fund	41,081,249
1,023,784	GMO SGM Major Markets Fund, Class VI	29,075,472
246,586	GMO U.S. Treasury Fund (h)	1,230,461

	Total Affiliated Issuers	286,877,874

	TOTAL MUTUAL FUNDS (COST $325,645,034)	286,877,874

	SHORT-TERM INVESTMENTS — 8.2%
	Money Market Funds — 0.2%
2,997,967	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (i)	2,997,967

See accompanying notes to the financial statements.	44

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Repurchase Agreements — 8.0%
91,999,073	Nomura Securities International, Inc. Repurchase Agreement, dated 02/28/23, maturing on 03/01/23 with a maturity value of $92,010,598 and an effective yield of 4.51%, collateralized by a U.S. Treasury Note with maturity date 12/31/29 and a market value of $93,876,605.	91,999,073

	TOTAL SHORT-TERM INVESTMENTS (COST $94,997,040)	94,997,040

	TOTAL INVESTMENTS — 126.1% (Cost $1,588,616,798)	1,453,867,208

	SECURITIES SOLD SHORT — (20.3)%
	Common Stocks — (20.2)%
	Australia — (0.5)%
(29,801)	ASX Ltd	(1,361,199)
(6,255)	Cochlear Ltd	(932,775)
(36,815)	IDP Education Ltd	(707,996)
(590,364)	Pilbara Minerals Ltd*	(1,645,089)
(166,314)	Qantas Airways Ltd*	(715,317)
(18,702)	Ramsay Health Care Ltd	(847,890)

	Total Australia	(6,210,266)

	Austria — (0.1)%
(18,499)	Verbund AG	(1,599,838)

	Belgium — (0.2)%
(33,223)	Anheuser-Busch InBev SA/NV	(2,015,259)

	Canada — (1.2)%
(25,742)	Agnico Eagle Mines Ltd	(1,184,904)
(19,500)	Algonquin Power & Utilities Corp	(148,785)
(83,200)	AltaGas Ltd	(1,428,028)
(43,400)	Brookfield Renewable Corp – Class A	(1,208,690)
(50,034)	Enbridge Inc	(1,877,276)
(14,602)	Franco-Nevada Corp	(1,862,777)
(104,930)	Pan American Silver Corp	(1,559,260)
(57,400)	Pembina Pipeline Corp	(1,885,016)
(28,600)	Restaurant Brands International Inc	(1,844,414)
(7,200)	Ritchie Bros Auctioneers Inc	(440,424)

	Total Canada	(13,439,574)

	Denmark — (0.1)%
(1,368)	Coloplast A/S – Class B	(158,067)
(38,136)	Tryg A/S	(844,844)

	Total Denmark	(1,002,911)

	Finland — (0.0)%
(9,105)	Elisa Oyj	(517,056)

Shares	Description	Value ($)
	France — (0.7)%
(54,333)	Accor SA*	(1,803,274)
(10,110)	Aeroports de Paris*	(1,464,853)
(291)	Euronext NV	(21,226)
(101,611)	Getlink SE	(1,706,540)
(1,217)	Hermes International	(2,202,931)
(1,109)	Sartorius Stedim Biotech	(361,198)
(2,638)	Ubisoft Entertainment SA*	(57,838)

	Total France	(7,617,860)

	Germany — (0.9)%
(42,487)	Delivery Hero SE*	(1,707,367)
(7,713)	Deutsche Boerse AG	(1,344,946)
(6,440)	MTU Aero Engines AG	(1,554,120)
(11,244)	Puma SE	(715,731)
(1,440)	Rational AG	(955,141)
(16,386)	Symrise AG – Class A	(1,674,146)
(483,048)	Telefonica Deutschland Holding AG	(1,465,295)
(8,430)	Zalando SE*	(333,997)

	Total Germany	(9,750,743)

	Ireland — (0.0)%
(2,893)	Flutter Entertainment Plc*	(462,335)

	Israel — (0.2)%
(12,800)	CyberArk Software Ltd*	(1,853,056)
(4,400)	Wix.com Ltd*	(398,332)

	Total Israel	(2,251,388)

	Italy — (0.6)%
(46,681)	Amplifon SPA	(1,349,784)
(6,763)	Ferrari NV (c)	(1,754,635)
(1,800)	Ferrari NV (c)	(468,666)
(118,456)	FinecoBank Banca Fineco SPA	(2,046,975)
(148,767)	Infrastrutture Wireless Italiane SPA	(1,637,341)

	Total Italy	(7,257,401)

	Japan — (2.1)%
(43,500)	Aeon Co Ltd	(811,356)
(78,900)	ANA Holdings Inc*	(1,600,768)
(57,400)	Asahi Intecc Co Ltd	(977,295)
(16,800)	GMO Payment Gateway Inc	(1,379,880)
(77,300)	Japan Airlines Co Ltd*	(1,455,552)
(46,900)	Japan Exchange Group Inc	(699,495)
(25,400)	Keio Corp	(884,992)
(17,800)	Keisei Electric Railway Co Ltd	(514,530)
(10,600)	Lasertec Corp	(1,723,511)
(7,500)	LIXIL Corp	(119,567)
(58,500)	M3 Inc	(1,395,062)
(105,600)	MonotaRO Co Ltd	(1,436,303)
(2,100)	Nidec Corp	(106,574)
(73,200)	Nihon M&A Center Holdings Inc	(610,314)
(100,700)	Nippon Paint Holdings Co Ltd	(879,968)
(78,100)	Odakyu Electric Railway Co Ltd	(946,792)

45	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Japan — continued
(13,100)	Oriental Land Co Ltd	(2,091,873)
(323,600)	Rakuten Group Inc	(1,595,083)
(22,400)	Shiseido Co Ltd	(1,032,137)
(167,500)	SoftBank Corp	(1,889,561)
(27,100)	Tobu Railway Co Ltd	(605,035)
(71,800)	Tokyu Corp	(864,973)
(21,600)	West Japan Railway Co	(838,362)

	Total Japan	(24,458,983)

	Netherlands — (0.5)%
(1,302)	Adyen NV*	(1,845,493)
(8,869)	IMCD NV	(1,403,883)
(48,387)	Just Eat Takeaway.com NV*	(1,052,432)
(544)	OCI NV	(18,070)
(80,195)	Universal Music Group NV	(1,889,502)

	Total Netherlands	(6,209,380)

	New Zealand — (0.1)%
(30,206)	Xero Ltd*	(1,573,242)

	Norway — (0.2)%
(63,486)	Aker BP ASA	(1,704,004)

	Peru — (0.2)%
(25,120)	Southern Copper Corp	(1,851,093)

	Russia — (0.0)%
(1,138)	Magnit PJSC* (d)	(694)

	Singapore — (0.2)%
(281,196)	Grab Holdings Ltd – Class A*	(902,639)
(161,700)	Singapore Exchange Ltd	(1,044,316)

	Total Singapore	(1,946,955)

	Spain — (0.3)%
(53,528)	Cellnex Telecom SA	(2,008,303)
(69,506)	Ferrovial SA	(1,929,199)

	Total Spain	(3,937,502)

	Sweden — (0.2)%
(14,159)	Evolution AB	(1,708,519)

	Switzerland — (0.3)%
(8)	Chocoladefabriken Lindt & Spruengli AG	(87,645)
(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(221,544)
(1,248)	Partners Group Holding AG	(1,181,773)
(2,048)	Sika AG (Registered)	(574,310)
(10,413)	Straumann Holding AG (Registered)	(1,380,511)

	Total Switzerland	(3,445,783)

	United Kingdom — (1.1)%
(10,994)	Admiral Group Plc	(290,923)

Shares	Description	Value ($)
	United Kingdom — continued
(177,676)	Auto Trader Group Plc	(1,270,753)
(13,939)	Halma Plc	(362,783)
(104,068)	Hargreaves Lansdown Plc	(1,036,930)
(258,928)	Informa Plc	(2,079,980)
(25,638)	InterContinental Hotels Group Plc	(1,728,290)
(21,401)	London Stock Exchange Group Plc	(1,909,434)
(180,555)	Ocado Group Plc*	(1,193,110)
(4,042)	Prudential Plc	(61,774)
(1,292,469)	Rolls-Royce Holdings Plc*	(2,251,866)
(3,857)	Spirax-Sarco Engineering Plc	(541,681)

	Total United Kingdom	(12,727,524)

	United States — (10.5)%
(75,100)	AES Corp. (The)	(1,853,468)
(10,200)	Alnylam Pharmaceuticals, Inc.*	(1,952,790)
(41,900)	Altria Group, Inc.	(1,945,417)
(5,400)	American Tower Corp. (REIT)	(1,069,254)
(3,300)	Aon Plc – Class A	(1,003,365)
(14,300)	Aramark	(526,240)
(22,776)	Ares Management Corp. – Class A	(1,836,429)
(10,700)	Arthur J Gallagher & Co.	(2,004,645)
(300)	Autodesk, Inc.*	(59,607)
(18,196)	Bills Holdings, Inc.*	(1,539,927)
(16,000)	Bio-Techne Corp.	(1,162,240)
(10,600)	Boeing Co. (The)*	(2,136,430)
(3,000)	Broadcom, Inc.	(1,782,870)
(9,000)	Burlington Stores, Inc.*	(1,928,250)
(41,300)	Caesars Entertainment, Inc.*	(2,096,388)
(27,900)	Ceridian HCM Holding, Inc.*	(2,034,747)
(1,300)	Chipotle Mexican Grill, Inc. – Class A*	(1,938,404)
(96,150)	Clarivate Plc*	(974,000)
(33,400)	Cloudflare, Inc. – Class A*	(2,004,334)
(2,900)	Crown Castle, Inc. (REIT)	(379,175)
(48,200)	Delta Air Lines, Inc.*	(1,847,988)
(16,600)	Dexcom, Inc.*	(1,842,766)
(14,000)	Diamondback Energy, Inc.	(1,968,120)
(13,000)	Equity LifeStyle Properties, Inc. (REIT)	(890,630)
(500)	Erie Indemnity Co. – Class A	(117,695)
(11,000)	Essential Utilities, Inc.	(470,580)
(30,400)	Exact Sciences Corp.*	(1,894,832)
(21,200)	Fastenal Co.	(1,093,072)
(30,900)	Fortinet, Inc.*	(1,836,696)
(5,200)	Gartner, Inc.*	(1,704,612)
(8,900)	Hess Corp.	(1,198,830)
(5,500)	HubSpot, Inc.*	(2,127,730)
(4,200)	IDEXX Laboratories, Inc.*	(1,987,608)
(19,200)	Ingersoll Rand, Inc.	(1,114,944)
(6,900)	Insulet Corp.*	(1,906,884)
(8,700)	IQVIA Holdings, Inc.*	(1,813,689)
(20,500)	Iron Mountain, Inc. (REIT)	(1,081,375)
(11,405)	Lamb Weston Holdings, Inc.	(1,147,799)
(30,400)	Liberty Media Corp.-Liberty Formula One – Class C*	(2,063,248)
(6,100)	Linde Plc	(2,125,057)

See accompanying notes to the financial statements.	46

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United States — continued
(27,800)	Live Nation Entertainment, Inc.*	(2,003,268)
(5,700)	MarketAxess Holdings, Inc.	(1,946,265)
(9,600)	MongoDB, Inc. – Class A*	(2,011,392)
(2,200)	Monolithic Power Systems, Inc.	(1,065,438)
(2,800)	Moody’s Corp.	(812,420)
(3,800)	MSCI, Inc. – Class A	(1,984,170)
(34,826)	Newmont Corp.	(1,518,762)
(61,100)	NiSource, Inc.	(1,675,973)
(21,535)	Novocure Ltd.*	(1,657,549)
(28,600)	Okta, Inc.*	(2,038,894)
(26,700)	ONEOK, Inc.	(1,747,515)
(144,900)	Palantir Technologies, Inc. – Class A*	(1,136,016)
(13,300)	Paychex, Inc.	(1,468,320)
(600)	Paylocity Holding Corp.*	(115,566)
(19,300)	Philip Morris International, Inc.	(1,877,890)
(1,500)	PTC, Inc.*	(187,995)
(100)	Repligen Corp.*	(17,437)
(54,800)	ROBLOX Corp. – Class A*	(2,007,872)
(24,300)	Roku, Inc.*	(1,571,967)
(48,279)	Rollins, Inc.	(1,699,421)
(30,200)	Royal Caribbean Cruises Ltd.*	(2,133,328)
(10,100)	Seagen, Inc.*	(1,814,869)
(4,300)	ServiceNow, Inc.*	(1,858,331)
(6,300)	Sherwin-Williams Co. (The)	(1,394,505)
(8,200)	Simon Property Group, Inc. (REIT)	(1,001,138)
(8,400)	Snowflake, Inc. – Class A*	(1,296,792)
(18,300)	Starbucks Corp.	(1,868,247)
(5,400)	Sysco Corp.	(402,678)
(11,449)	Tesla, Inc.*	(2,355,174)
(39,303)	Toast, Inc. – Class A*	(743,613)
(29,000)	Trade Desk, Inc. (The) – Class A*	(1,622,840)
(2,700)	TransDigm Group, Inc.	(2,008,449)
(29,500)	Twilio, Inc. – Class A*	(1,982,695)
(61,644)	Uber Technologies, Inc.*	(2,050,279)
(19,800)	UDR, Inc. (REIT)	(848,232)
(6,700)	Vail Resorts, Inc.	(1,564,383)
(1,900)	Vulcan Materials Co.	(343,729)
(64,800)	Williams Cos., Inc. (The)	(1,950,480)
(27,400)	Wolfspeed, Inc.*	(2,027,052)
(14,956)	Zillow Group, Inc. – Class C*	(628,152)
(15,800)	Zscaler, Inc.*	(2,072,170)

	Total United States	(120,973,401)

	TOTAL COMMON STOCKS (PROCEEDS $238,775,577)	(232,661,711)

Shares	Description	Value ($)
	PREFERRED STOCKS (g) — (0.1)%
	Germany — (0.1)%
(3,871)	Sartorius AG	(1,644,276)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,577,400)	(1,644,276)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $240,352,977)	(234,305,987)

	Other Assets and Liabilities (net) — (5.8%)	(66,848,620)

	TOTAL NET ASSETS — 100.0%	$1,152,712,601

Additional information on each restricted security is as follows:

			Value as a
			Percentage	Value as of
Issuer	Acquisition	Acquisition	of Fund’s	February 28,
Description	Date	Cost	Net Assets	2023
Alrosa PJSC	12/06/17	$4,239,436	0.0%	$24,494
Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	9,730
PhosAgro PJSC GDR	12/03/20	1,365	0.0%	20
Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	83,256
Sberbank of Russia PJSC	01/10/22	77,024	0.0%	464
Severstal PAO	02/02/21	7,249	0.0%	60
Severstal PJSC GDR (Registered)	03/16/20	1,679,360	0.0%	12,888

				$130,912

47	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
05/09/2023	BOA	AUD	920,000	USD	620,895	357
05/09/2023	BCLY	AUD	2,960,000	USD	2,046,253	49,740
05/09/2023	MSCI	AUD	670,000	USD	464,258	12,345
05/03/2023	GS	BRL	400,000	USD	76,662	1,088
05/03/2023	JPM	BRL	500,000	USD	94,890	422
04/03/2023	BCLY	CAD	860,000	USD	642,223	11,777
04/03/2023	GS	CAD	1,020,000	USD	756,131	8,392
04/03/2023	SSB	CAD	700,000	USD	521,449	8,295
05/16/2023	BCLY	CHF	6,752,004	USD	7,430,440	204,040
04/11/2023	MSCI	COP	1,320,000,000	USD	274,317	4,827
03/21/2023	SSB	GBP	1,570,000	USD	1,890,938	1,822
05/16/2023	MSCI	HUF	45,000,000	USD	123,735	854
05/08/2023	GS	IDR	2,800,000,000	USD	185,234	1,868
03/31/2023	DB	ILS	1,933,563	USD	544,927	15,206
05/31/2023	MSCI	ILS	450,000	USD	124,651	1,037
05/08/2023	CITI	KRW	180,000,000	USD	136,835	177
05/08/2023	GS	KRW	200,000,000	USD	152,579	736
05/31/2023	MSCI	NZD	2,290,000	USD	1,422,422	6,558
05/31/2023	SSB	NZD	1,200,000	USD	747,990	6,053
04/28/2023	CITI	PHP	19,500,000	USD	355,260	4,324
05/22/2023	GS	PLN	1,300,000	USD	291,141	495
04/27/2023	BCLY	RON	3,684,153	USD	794,480	5,158
05/22/2023	MSCI	SGD	1,111,598	USD	833,369	7,182
05/22/2023	BCLY	THB	20,039,025	USD	585,423	13,871
03/08/2023	MSCI	TWD	31,326,001	USD	1,049,475	28,488
05/03/2023	GS	USD	141,137	BRL	750,000	565
04/10/2023	JPM	USD	180,018	CLP	150,000,000	296
04/10/2023	MSCI	USD	391,384	CLP	334,112,500	10,249
04/11/2023	JPM	USD	784,549	COP	3,901,955,400	12,071
05/22/2023	BCLY	USD	239,434	INR	19,950,616	622
04/20/2023	MSCI	USD	1,054,576	MXN	19,970,191	26,802
05/10/2023	MSCI	USD	92,707	PEN	360,000	1,701
05/31/2023	MSCI	ZAR	1,800,000	USD	98,404	1,122
04/11/2023	MSCI	COP	1,600,000,000	USD	322,906	(3,751)
04/17/2023	MSCI	CZK	20,105,948	USD	902,316	(371)
05/10/2023	MSCI	PEN	360,000	USD	93,289	(1,120)
05/22/2023	MSCI	PLN	400,000	USD	88,850	(580)
05/08/2023	BCLY	SEK	15,493,154	USD	1,471,488	(13,823)
05/03/2023	CITI	USD	106,305	BRL	550,000	(2,390)
05/03/2023	GS	USD	106,970	BRL	550,000	(3,055)
05/03/2023	SSB	USD	591,655	BRL	3,073,234	(11,011)
04/03/2023	BCLY	USD	4,969,290	CAD	6,669,172	(80,273)
04/10/2023	MSCI	USD	438,451	CLP	360,000,000	(5,698)
04/17/2023	CITI	USD	308,247	CZK	6,800,000	(2,950)
04/17/2023	GS	USD	135,406	CZK	3,000,000	(717)
04/17/2023	MSCI	USD	89,848	CZK	2,000,000	(55)
03/31/2023	GS	USD	1,423,836	EUR	1,330,000	(14,652)
03/31/2023	JPM	USD	5,959,217	EUR	5,580,000	(47,000)
05/16/2023	JPM	USD	765,361	HUF	279,127,316	(3,156)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
05/08/2023	JPM	USD	217,696	IDR	3,259,337,000	(4,248)
03/17/2023	MSCI	USD	6,420,994	JPY	855,151,183	(127,269)
05/08/2023	BCLY	USD	18,780	KRW	22,994,101	(1,323)
05/08/2023	GS	USD	73,062	KRW	90,000,000	(4,733)
04/17/2023	BOA	USD	487,136	NOK	4,800,000	(23,826)
04/17/2023	MSCI	USD	4,730,581	NOK	46,990,448	(194,933)
05/31/2023	SSB	USD	409,961	NZD	660,000	(1,895)
04/28/2023	JPM	USD	172,552	PHP	9,500,000	(1,583)
05/08/2023	BCLY	USD	943,210	SEK	9,800,000	(3,695)
05/22/2023	BCLY	USD	157,513	THB	5,400,000	(3,495)
05/31/2023	MSCI	USD	350,942	ZAR	6,400,000	(5,049)

						$(114,111)

See accompanying notes to the financial statements.	48

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.56%	3 Month AUD BBSW	AUD	4,000,000	03/15/2025	Quarterly	—	32,272	32,272
3.66%	3 Month AUD BBSW	AUD	5,000,000	03/15/2025	Quarterly	—	33,998	33,998
3.70%	3 Month AUD BBSW	AUD	18,933,000	03/15/2025	Quarterly	3,614	118,860	115,246
3 Month AUD BBSW	3.63%	AUD	4,500,000	03/15/2025	Quarterly	—	(32,539)	(32,539)
3 Month AUD BBSW	3.73%	AUD	4,000,000	03/15/2025	Quarterly	—	(23,515)	(23,515)
3 Month AUD BBSW	3.85%	AUD	6,500,000	03/15/2025	Quarterly	—	(28,585)	(28,585)
3 Month AUD BBSW	3.92%	AUD	5,000,000	03/15/2025	Quarterly	—	(17,352)	(17,352)
3.99%	3 Month CAD CDOR	CAD	16,345,000	03/15/2025	Semi-Annually	7,639	157,929	150,290
3.83%	3 Month CAD CDOR	CAD	6,500,000	03/15/2025	Semi-Annually	—	77,515	77,515
3 Month CAD CDOR	4.00%	CAD	3,000,000	03/15/2025	Semi-Annually	—	(28,561)	(28,561)
3 Month CAD CDOR	4.75%	CAD	2,000,000	03/15/2025	Semi-Annually	—	1,827	1,827
CHF - SARON - OIS -
COMPOUND	1.36%	CHF	3,000,000	03/15/2025	Annually	—	(29,077)	(29,077)
CHF - SARON - OIS -
COMPOUND	1.57%	CHF	2,500,000	03/15/2025	Annually	—	(13,217)	(13,217)
	CHF -SARON -OIS -
1.18%	COMPOUND	CHF	10,178,000	03/15/2025	Annually	1,156	135,805	134,649
EUR - EuroSTR - COMPOUND	2.93%	EUR	2,500,000	03/15/2025	Annually	—	(32,926)	(32,926)
EUR - EuroSTR - COMPOUND	2.97%	EUR	7,000,000	03/15/2025	Annually	—	(87,553)	(87,553)
3.19%	EUR - EuroSTR - COMPOUND EUR		3,500,000	03/15/2025	Annually	—	27,682	27,682
GBP - SONIA - COMPOUND	4.27%	GBP	6,926,000	03/15/2025	Annually	(3,434)	(48,241)	(44,807)
4.45%	GBP - SONIA - COMPOUND	GBP	3,000,000	03/15/2025	Annually	—	9,212	9,212
4.17%	GBP - SONIA - COMPOUND	GBP	4,000,000	03/15/2025	Annually	—	37,165	37,165
4.05%	GBP - SONIA - COMPOUND	GBP	2,500,000	03/15/2025	Annually	—	30,074	30,074
4.87%	3 Month NZD Bank Bill Rate	NZD	3,500,000	03/15/2025	Quarterly	2,811	20,509	17,698
3.20%	3 Month SEK STIBOR	SEK	25,000,000	03/15/2025	Quarterly	—	31,240	31,240
2.97%	3 Month SEK STIBOR	SEK	40,000,000	03/15/2025	Quarterly	—	66,367	66,367
3 Month SEK STIBOR	3.10%	SEK	208,193,000	03/15/2025	Quarterly	2,136	(295,248)	(297,384)
3 Month SEK STIBOR	3.13%	SEK	25,000,000	03/15/2025	Quarterly	—	(34,162)	(34,162)
USD - SOFR - COMPOUND	4.19%	USD	3,000,000	03/15/2025	Annually	—	(39,294)	(39,294)
USD - SOFR - COMPOUND	4.54%	USD	3,500,000	03/15/2025	Annually	—	(22,972)	(22,972)
4.14%	USD -SOFR -COMPOUND	USD	6,348,000	03/15/2025	Annually	4,678	89,837	85,159
4.24%	3 Month AUD BBSW	AUD	6,000,000	06/21/2025	Quarterly	—	(1,559)	(1,559)
EUR - EuroSTR - COMPOUND	3.61%	EUR	1,500,000	06/21/2025	Annually	—	747	747
6 Month AUD BBSW	3.99%	AUD	4,340,000	03/15/2033	Semi-Annually	(1,377)	(113,673)	(112,296)
6 Month AUD BBSW	4.03%	AUD	1,500,000	03/15/2033	Semi-Annually	—	(36,082)	(36,082)
6 Month AUD BBSW	4.03%	AUD	1,200,000	03/15/2033	Semi-Annually	—	(28,930)	(28,930)
6 Month AUD BBSW	4.04%	AUD	3,100,000	03/15/2033	Semi-Annually	—	(72,640)	(72,640)
6 Month AUD BBSW	4.07%	AUD	900,000	03/15/2033	Semi-Annually	—	(20,066)	(20,066)
6 Month AUD BBSW	4.19%	AUD	1,000,000	03/15/2033	Semi-Annually	—	(15,397)	(15,397)
6 Month AUD BBSW	4.24%	AUD	1,900,000	03/15/2033	Semi-Annually	—	(24,679)	(24,679)
6 Month AUD BBSW	4.45%	AUD	15,670,000	03/15/2033	Semi-Annually	(5,303)	(27,085)	(21,782)
4.22%	6 Month AUD BBSW	AUD	1,500,000	03/15/2033	Semi-Annually	—	20,498	20,498
4.35%	6 Month AUD BBSW	AUD	2,000,000	03/15/2033	Semi-Annually	—	13,532	13,532
4.32%	6 Month AUD BBSW	AUD	1,100,000	03/15/2033	Semi-Annually	—	9,318	9,318
4.17%	6 Month AUD BBSW	AUD	900,000	03/15/2033	Semi-Annually	—	14,831	14,831
4.05%	6 Month AUD BBSW	AUD	1,000,000	03/15/2033	Semi-Annually	—	23,216	23,216
3.24%	3 Month CAD CDOR	CAD	1,378,000	03/15/2033	Semi-Annually	(2,737)	43,533	46,270
3.17%	3 Month CAD CDOR	CAD	2,200,000	03/15/2033	Semi-Annually	—	78,555	78,555

49	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments —  (Continued)

February 28, 2023

Swap Contracts —  continued

Centrally Cleared Interest Rate Swaps —  continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.23%	3 Month CAD CDOR	CAD	700,000	03/15/2033	Semi-Annually	—	22,634	22,634
3.42%	3 Month CAD CDOR	CAD	1,100,000	03/15/2033	Semi-Annually	—	22,379	22,379
3.62%	3 Month CAD CDOR	CAD	900,000	03/15/2033	Semi-Annually	—	7,519	7,519
3.82%	3 Month CAD CDOR	CAD	500,000	03/15/2033	Semi-Annually	—	(2,093)	(2,093)
3 Month CAD CDOR	3.18%	CAD	3,624,000	03/15/2033	Semi-Annually	(7,258)	(128,690)	(121,432)
3 Month CAD CDOR	3.28%	CAD	1,400,000	03/15/2033	Semi-Annually	—	(40,846)	(40,846)
3 Month CAD CDOR	3.30%	CAD	1,400,000	03/15/2033	Semi-Annually	—	(38,656)	(38,656)
3 Month CAD CDOR	3.32%	CAD	2,200,000	03/15/2033	Semi-Annually	—	(58,317)	(58,317)
3 Month CAD CDOR	3.44%	CAD	1,000,000	03/15/2033	Semi-Annually	—	(19,271)	(19,271)
3 Month CAD CDOR	3.45%	CAD	800,000	03/15/2033	Semi-Annually	—	(14,705)	(14,705)
3 Month CAD CDOR	3.56%	CAD	1,100,000	03/15/2033	Semi-Annually	—	(13,440)	(13,440)
CHF - SARON - OIS -
COMPOUND	1.50%	CHF	2,174,000	03/15/2033	Annually	(1,552)	(94,949)	(93,397)
CHF - SARON - OIS -
COMPOUND	1.55%	CHF	900,000	03/15/2033	Annually	—	(35,014)	(35,014)
CHF - SARON - OIS -
COMPOUND	1.60%	CHF	8,816,000	03/15/2033	Annually	—	(301,010)	(301,010)
CHF - SARON - OIS -
COMPOUND	1.73%	CHF	1,200,000	03/15/2033	Annually	—	(26,341)	(26,341)
	CHF -SARON -OIS -
1.99%	COMPOUND	CHF	1,100,000	03/15/2033	Annually	—	(3,800)	(3,800)
	CHF - SARON - OIS -
1.58%	COMPOUND	CHF	600,000	03/15/2033	Annually	—	21,856	21,856
	CHF - SARON - OIS -
1.91%	COMPOUND	CHF	1,300,000	03/15/2033	Annually	—	4,855	4,855
	CHF - SARON - OIS -
1.81%	COMPOUND	CHF	500,000	03/15/2033	Annually	—	6,968	6,968
	CHF - SARON - OIS -
1.97%	COMPOUND	CHF	1,200,000	03/15/2033	Annually	—	(2,047)	(2,047)
EUR - EuroSTR - COMPOUND	2.68%	EUR	700,000	03/15/2033	Annually	—	(20,284)	(20,284)
2.59%	EUR -EuroSTR -COMPOUND	EUR	2,600,000	03/15/2033	Annually	—	96,713	96,713
2.59%	EUR - EuroSTR - COMPOUND	EUR	1,500,000	03/15/2033	Annually	—	56,000	56,000
2.45%	EUR - EuroSTR - COMPOUND	EUR	500,000	03/15/2033	Annually	—	25,230	25,230
2.69%	EUR - EuroSTR - COMPOUND	EUR	800,000	03/15/2033	Annually	—	22,491	22,491
2.88%	EUR - EuroSTR - COMPOUND	EUR	2,000,000	03/15/2033	Annually	—	21,710	21,710
2.82%	EUR - EuroSTR - COMPOUND	EUR	900,000	03/15/2033	Annually	—	15,002	15,002
2.87%	EUR - EuroSTR - COMPOUND	EUR	1,400,000	03/15/2033	Annually	—	17,168	17,168
2.90%	EUR - EuroSTR - COMPOUND	EUR	1,200,000	03/15/2033	Annually	—	11,718	11,718
GBP - SONIA - COMPOUND	3.34%	GBP	1,400,000	03/15/2033	Annually	—	(55,686)	(55,686)
GBP - SONIA - COMPOUND	3.39%	GBP	600,000	03/15/2033	Annually	—	(21,077)	(21,077)
GBP - SONIA - COMPOUND	3.41%	GBP	900,000	03/15/2033	Annually	—	(29,634)	(29,634)
GBP - SONIA - COMPOUND	3.44%	GBP	1,000,000	03/15/2033	Annually	—	(29,796)	(29,796)
GBP - SONIA - COMPOUND	3.48%	GBP	2,000,000	03/15/2033	Annually	—	(51,373)	(51,373)
GBP - SONIA - COMPOUND	3.56%	GBP	600,000	03/15/2033	Annually	—	(10,717)	(10,717)
3.22%	GBP - SONIA - COMPOUND	GBP	1,547,000	03/15/2033	Annually	3,737	78,908	75,171
3.77%	GBP - SONIA - COMPOUND	GBP	900,000	03/15/2033	Annually	—	(2,198)	(2,198)
3.36%	GBP - SONIA - COMPOUND	GBP	1,200,000	03/15/2033	Annually	—	44,971	44,971
3.16%	GBP - SONIA - COMPOUND	GBP	800,000	03/15/2033	Annually	—	45,440	45,440
3.48%	GBP - SONIA - COMPOUND	GBP	900,000	03/15/2033	Annually	—	23,690	23,690
3.54%	GBP - SONIA - COMPOUND	GBP	700,000	03/15/2033	Annually	—	13,974	13,974
4.22%	3 Month NZD Bank Bill Rate	NZD	2,600,000	03/15/2033	Quarterly	4,277	61,169	56,892
4.27%	3 Month NZD Bank Bill Rate	NZD	1,280,000	03/15/2033	Quarterly	—	26,670	26,670

See accompanying notes to the financial statements.	50

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments —  (Continued)

February 28, 2023

Swap Contracts —  continued

Centrally Cleared Interest Rate Swaps —  continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.14%	3 Month NZD Bank Bill Rate	NZD	2,000,000	03/15/2033	Quarterly	—	54,929	54,929
4.47%	3 Month NZD Bank Bill Rate	NZD	1,900,000	03/15/2033	Quarterly	—	20,695	20,695
3 Month NZD Bank Bill Rate	4.22%	NZD	800,000	03/15/2033	Quarterly	(505)	(18,633)	(18,128)
3 Month NZD Bank Bill Rate	4.26%	NZD	1,500,000	03/15/2033	Quarterly	(310)	(31,747)	(31,437)
3 Month NZD Bank Bill Rate	4.59%	NZD	2,800,000	03/15/2033	Quarterly	—	(14,687)	(14,687)
3 Month SEK STIBOR	2.47%	SEK	11,000,000	03/15/2033	Quarterly	—	(71,824)	(71,824)
3 Month SEK STIBOR	2.54%	SEK	13,000,000	03/15/2033	Quarterly	—	(77,687)	(77,687)
3 Month SEK STIBOR	2.59%	SEK	8,000,000	03/15/2033	Quarterly	—	(44,695)	(44,695)
3 Month SEK STIBOR	2.63%	SEK	6,000,000	03/15/2033	Quarterly	—	(31,620)	(31,620)
3 Month SEK STIBOR	2.81%	SEK	13,000,000	03/15/2033	Quarterly	—	(49,426)	(49,426)
2.51%	3 Month SEK STIBOR	SEK	45,525,000	03/15/2033	Quarterly	2,840	281,769	278,929
2.62%	3 Month SEK STIBOR	SEK	5,000,000	03/15/2033	Quarterly	—	26,631	26,631
3.00%	3 Month SEK STIBOR	SEK	119,168,000	03/15/2033	Quarterly	(916)	272,404	273,320
3 Month SEK STIBOR	3.22%	SEK	10,000,000	03/15/2033	Quarterly	—	(5,411)	(5,411)
3 Month SEK STIBOR	3.28%	SEK	17,000,000	03/15/2033	Quarterly	—	(62)	(62)
USD - SOFR - COMPOUND	3.05%	USD	1,540,000	03/15/2033	Annually	—	(74,916)	(74,916)
USD - SOFR - COMPOUND	3.07%	USD	2,600,000	03/15/2033	Annually	—	(121,980)	(121,980)
USD - SOFR - COMPOUND	3.13%	USD	1,420,000	03/15/2033	Annually	(6,459)	(60,085)	(53,626)
USD - SOFR - COMPOUND	3.16%	USD	1,500,000	03/15/2033	Annually	—	(59,734)	(59,734)
USD - SOFR - COMPOUND	3.19%	USD	1,000,000	03/15/2033	Annually	—	(37,101)	(37,101)
3.16%	USD -SOFR - COMPOUND	USD	1,670,000	03/15/2033	Annually	3,068	66,201	63,133
3.23%	USD - SOFR -COMPOUND	USD	800,000	03/15/2033	Annually	—	27,108	27,108
3.29%	USD - SOFR - COMPOUND	USD	1,300,000	03/15/2033	Annually	—	38,154	38,154
3.33%	USD - SOFR - COMPOUND	USD	1,000,000	03/15/2033	Annually	—	25,968	25,968
3.47%	USD - SOFR - COMPOUND	USD	800,000	03/15/2033	Annually	—	11,505	11,505
3.30%	USD - SOFR - COMPOUND	USD	1,500,000	03/15/2033	Annually	—	41,859	41,859
3.22%	USD - SOFR - COMPOUND	USD	1,600,000	03/15/2033	Annually	—	55,470	55,470
3.22%	USD - SOFR - COMPOUND	USD	600,000	03/15/2033	Annually	—	20,851	20,851
3.40%	USD - SOFR - COMPOUND	USD	1,100,000	03/15/2033	Annually	—	22,396	22,396
3.44%	USD - SOFR - COMPOUND	USD	800,000	03/15/2033	Annually	—	13,517	13,517
3.46%	USD - SOFR - COMPOUND	USD	900,000	03/15/2033	Annually	—	13,425	13,425
3.59%	USD - SOFR - COMPOUND	USD	2,500,000	03/15/2033	Annually	—	10,490	10,490
3.63%	USD - SOFR - COMPOUND	USD	800,000	03/15/2033	Annually	—	652	652
6 Month AUD BBSW	4.51%	AUD	1,400,000	06/21/2033	Semi-Annually	—	430	430
3.04%	EUR - EuroSTR - COMPOUND	EUR	400,000	06/21/2033	Annually	—	(1,323)	(1,323)
3.61%	USD - SOFR - COMPOUND	USD	1,100,000	06/21/2033	Annually	—	(2,037)	(2,037)

						$6,105	$(50,224)	$(56,329)

51	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	5,366,507	06/24/2024	Monthly	—	61,707	61,707
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	13,571,872	06/18/2024	Monthly	—	668,582	668,582

							$—	$730,289	$730,289

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitmentsor collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).
(c)	Securities are traded on separate exchanges for the same entity.
(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).
(f)	The security is restricted as to resale.
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).
(i)	The rate disclosed is the 7 day net yield as of February 28, 2023.
(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(k)	The following table represents the individual long and/or short positions within the custom equity basket swap as of February 28, 2023:

Shares	Description	% of Equity Basket	Value ($)
(786,000)	Air China Ltd – Class H	5.6%	(724,718)
(146,000)	Alibaba Health Information Technology Ltd	0.8%	(104,540)
(560)	BGF Retail Co Ltd	0.6%	(76,593)
(504,000)	China Molybdenum Co Ltd – Class H	2.2%	(283,801)
(1,692)	Elisa Oyj	0.7%	(96,085)
(258,000)	Genscript Biotech Corp	5.5%	(706,197)
(1,002,700)	Gulf Energy Development Pcl NVDR	11.5%	(1,490,095)
(2,386)	Hanmi Pharm Co Ltd	3.6%	(466,908)
(1,800)	Hapvida Participacoes e Investimentos SA	0.0%	(1,544)
(19,103)	Hotel Shilla Co Ltd	8.9%	(1,156,746)
(9,536)	Kakao Corp	3.5%	(448,881)
(650,000)	Kingdee International Software Group Co Ltd	9.5%	(1,214,501)
(75,000)	Klabin SA	2.1%	(278,772)
(38,839)	Korea Aerospace Industries Ltd	10.2%	(1,322,448)
(1,249)	LG Energy Solution	3.8%	(493,371)
(400)	Lojas Renner SA	0.0%	(1,425)
(83,100)	Microport Scientific Corp	1.8%	(235,758)
4,262	Nokia Oyj	(0.2%)	19,718
(1,695)	POSCO Chemical Co Ltd	2.2%	(282,806)
(2,924)	Samsung Biologics Co Ltd	13.2%	(1,708,313)
(212,948)	Samsung Heavy Industries Co Ltd	6.8%	(884,247)
(8,918)	Yuhan Corp	2.7%	(355,174)
(432,000)	Zijin Mining Group Co Ltd – Class H	5.0%	(653,772)

	TOTAL COMMON STOCKS		$(12,966,977)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	52

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Global Asset Allocation Fund returned -5.48% (net) for the fiscal year ended February 28, 2023, as compared with -8.52% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund’s circa 16% off-benchmark position in alternatives had the most significant beneficial impact on relative performance, as it delivered a decent positive return while both equities and bonds struggled. The Fund held an average 59% in equities over the period, and the return of -6.90% beat the MSCI ACWI return of -8.26%. The regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had only modest impact on performance relative to the benchmark. In particular, the benefits gained from being overweight developed ex-U.S. equities compensated for the detriment caused by being overweight emerging market equities. Security selection in developed markets was strong, helped by outperformance of the Value style. The Fund held an average of 25% in fixed income, and the emphasis on credit over duration, coupled with good relative performance within the credit exposures, ensured outperformance of the benchmark. The Fund’s fixed income exposures posted -8.20%, nicely ahead of the -9.72% return from the Bloomberg U.S. Aggregate Index.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

53

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Asset Allocation Fund Class III Shares, the GMO Global Asset Allocation Index*,

the MSCI ACWI and the Bloomberg U.S. Aggregate Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class III	-5.48%	2.15%	3.83%	n/a
Class R6	-5.48%	n/a	n/a	9/30/19 2.59%
Class I	-5.60%	n/a	n/a	1/6/21 -2.46%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

*	The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, R6 and I the gross expense ratio of 0.73%, 0.72% and 0.83%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.70%, 0.70% and 0.80% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

54

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	66.5%
Debt Obligations	21.5
Short-Term Investments	17.4
Preferred Stocks	1.2
Swap Contracts	0.6
Investment Funds	0.2
Forward Currency Contracts	0.1
Loan Assignments	0.1
Rights/Warrants	0.0 ^
Loan Participations	0.0 ^
Purchased Options	0.0 ^
Futures Contracts	(0.0)^
Written Options/Credit Linked Options	(0.1)
Securities Sold Short	(5.2)
Other	(2.3)

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	16.3%
Other Emerging	2.7	†
Australia	1.8
Switzerland	1.1
Other Developed	(0.9	)‡
Euro Region	(1.4	)§

	19.6%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	22.1%
Japan	9.0
Taiwan	4.2
Other Developed	4.0	‡
Other Emerging	3.5	†
United Kingdom	3.3
France	3.2
South Korea	2.7
China	2.2
Netherlands	1.5
Brazil	1.4
Spain	1.4
Mexico	1.2
Switzerland	1.2
Germany	1.0

	61.9%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

55

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.7%
	Affiliated Issuers — 99.7%
2,618,254	GMO Alternative Allocation Fund, Class VI	48,411,511
987,416	GMO Asset Allocation Bond Fund, Class VI	20,113,672
592,803	GMO Emerging Country Debt Fund, Class VI	10,468,900
1,750,681	GMO Emerging Markets ex-China Fund, Class VI	23,354,081
1,199,709	GMO Emerging Markets Fund, Class VI	25,997,689
410,552	GMO High Yield Fund, Class VI	6,868,538
2,859,015	GMO International Equity Fund, Class IV	61,754,726
817,727	GMO-Usonian Japan Value Creation Fund, Class VI	13,795,046
2,447,916	GMO Multi-Sector Fixed Income Fund, Class IV	40,659,884
431,680	GMO Opportunistic Income Fund, Class VI	10,403,498
471,523	GMO Quality Cyclicals Fund, Class VI	10,368,785
402,976	GMO Quality Fund, Class VI	9,574,699
481,464	GMO Small Cap Quality Fund, Class VI	10,654,800
1,346,622	GMO U.S. Equity Fund, Class VI	16,671,178
1,139,577	GMO U.S. Opportunistic Value Fund, Class VI	23,008,064
410,809	GMO U.S. Small Cap Value Fund, Class VI	7,061,808
1,610	GMO U.S. Treasury Fund	8,036

	TOTAL MUTUAL FUNDS (COST $392,022,548)	339,174,915

	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
559,158	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	559,158

	TOTAL SHORT-TERM INVESTMENTS (COST $559,158)	559,158

	TOTAL INVESTMENTS — 99.9% (Cost $392,581,706)	339,734,073
	Other Assets and Liabilities (net) — 0.1%	385,464

	TOTAL NET ASSETS — 100.0%	$340,119,537

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	56

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Global Developed Equity Allocation Fund returned -3.94% (net) for the fiscal year ended February 28, 2023, as compared with -7.33% for the Fund’s benchmark, the MSCI World Index.

The Fund’s underweight to the U.S. market and overweight to developed ex-U.S. added to performance relative to the benchmark. We also believed that emerging markets were trading at very preferential valuations, and therefore held an “off-benchmark” position here. Unfortunately, pursuit of a zero-COVID policy until near the very end of 2022 really hampered the Chinese economy and weighed heavily on emerging market performance. Security selection in developed markets was strong, helped by strong outperformance of the Value style.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

57

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Developed Equity Allocation Fund Class III Shares and the MSCI World Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class III	-3.94%	5.28%	7.18%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III the gross expense ratio of 0.58% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Class listed above, the net expense ratio of 0.53% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

58

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.6%
Short-Term Investments	3.3
Preferred Stocks	0.9
Debt Obligations	0.1
Rights/Warrants	0.0 ^
Futures Contracts	(0.0)^
Other	(1.9)

100.0%

Country/Region Summary¤	% of Investments
United States	43.4%
Japan	13.5
United Kingdom	7.5
France	7.3
Other Developed	3.9	‡
Other Emerging	3.2	†
Netherlands	3.0
Spain	3.0
Taiwan	3.0
Switzerland	2.7
Germany	2.5
Singapore	1.8
Australia	1.6
South Korea	1.6
Brazil	1.0
Mexico	1.0

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

59

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
390,430	GMO Emerging Markets ex-China Fund, Class VI	5,208,340
1,205,807	GMO International Equity Fund, Class IV	26,045,425
157,276	GMO-Usonian Japan Value Creation Fund, Class VI	2,653,243
175,205	GMO Quality Cyclicals Fund, Class VI	3,852,762
398,516	GMO Quality Fund, Class VI	9,468,743
173,366	GMO Small Cap Quality Fund, Class VI	3,836,577
328,549	GMO U.S. Equity Fund, Class VI	4,067,439
497,317	GMO U.S. Opportunistic Value Fund, Class VI	10,040,826
105,382	GMO U.S. Small Cap Value Fund, Class VI	1,811,524

	TOTAL MUTUAL FUNDS (COST $68,566,962)	66,984,879

	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
30,817	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	30,817

	TOTAL SHORT-TERM INVESTMENTS (COST $30,817)	30,817

	TOTAL INVESTMENTS — 100.0% (Cost $68,597,779)	67,015,696
	Other Assets and Liabilities (net) — (0.0%)	(23,242)

	TOTAL NET ASSETS — 100.0%	$66,992,454

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	60

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC. Specific security selection is primarily handled by other GMO investment teams in collaboration with the Asset Allocation team.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Global Equity Allocation Fund returned -6.66% (net) for the fiscal year ended February 28, 2023, as compared with -8.26% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had only a modest impact on performance relative to the benchmark. In particular, the benefits gained from being overweight developed ex-U.S. equities compensated for the detriment caused by being overweight emerging market equities. For the period, the MSCI World ex-U.S. Index performed relatively strongly and was down just -3.75%, while the MSCI Emerging Markets Index fell -15.28%. The MSCI USA Index sat right in the middle with a -8.95% return. We had believed that emerging markets were trading at very preferential valuations, but pursuit of a zero-COVID policy until near the very end of 2022 really hampered the Chinese economy and weighed heavily on emerging market performance. Most of the outperformance relative to the benchmark was, therefore, down to stock selection. The Fund enjoyed strong relative results in the U.S., and indeed in developed markets generally, while the emerging market exposure modestly lagged the reference benchmark.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

61

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Equity Allocation Fund Class III Shares and the MSCI ACWI

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class III	-6.66%	3.38%	5.94%	n/a
Class R6	-6.69%	n/a	n/a	7/15/20	6.45%
Class I	-6.74%	n/a	n/a	8/17/20	5.04%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, R6 and I the gross expense ratio of 0.60%, 0.60% and 0.70%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.59%, 0.59% and 0.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

62

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.2%
Short-Term Investments	3.1
Preferred Stocks	1.7
Debt Obligations	0.1
Rights/Warrants	0.0 ^
Futures Contracts	(0.0)^
Other	(0.1)

100.0%

Country/Region Summary¤	% of Investments
United States	36.5%
Japan	11.9
United Kingdom	6.4
Taiwan	6.2
France	6.1
South Korea	3.9
Other Emerging	3.6	†
China	3.5
Other Developed	3.5	‡
Netherlands	2.5
Spain	2.5
Switzerland	2.3
Germany	2.1
Brazil	2.0
Mexico	1.7
Singapore	1.5
Australia	1.3
India	1.3
South Africa	1.2

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

63

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	MUTUAL FUNDS — 98.3%
	Affiliated Issuers — 98.3%
4,315,772	GMO Emerging Markets ex-China Fund, Class VI	57,572,405
3,085,568	GMO Emerging Markets Fund, Class VI	66,864,262
8,968,521	GMO International Equity Fund, Class IV	193,720,044
1,395,668	GMO-Usonian Japan Value Creation Fund, Class VI	23,544,917
1,308,330	GMO Quality Cyclicals Fund, Class VI	28,770,184
3,010,838	GMO Quality Fund, Class VI	71,537,500
1,344,374	GMO Small Cap Quality Fund, Class VI	29,750,989
2,398,986	GMO U.S. Equity Fund, Class VI	29,699,442
3,507,749	GMO U.S. Opportunistic Value Fund, Class VI	70,821,461
994,923	GMO U.S. Small Cap Value Fund, Class VI	17,102,735

	TOTAL MUTUAL FUNDS (COST $701,748,053)	589,383,939

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
582,993	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	582,993

	TOTAL SHORT-TERM INVESTMENTS (COST $582,993)	582,993

	TOTAL INVESTMENTS — 98.4% (Cost $702,331,046)	589,966,932
	Other Assets and Liabilities (net) — 1.6%	9,601,604

	TOTAL NET ASSETS — 100.0%	$599,568,536

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	64

GMO Implementation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC. Allocations among asset classes are made by the Asset Allocation team and specific security selection is primarily handled by other GMO investment teams in collaboration with the Asset Allocation team.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

GMO Implementation Fund returned +1.52% (net) for the fiscal year ended February 28, 2023, as compared with +6.15% for the CPI.

This was a fairly lackluster 12 months for absolute performance, but it was very solid in relation to the majority of risk assets. Over the same period, global equities as measured by the MSCI All Country World Index (“ACWI”) were down -8.26%, while bonds as measured by the Bloomberg U.S. Aggregate Index were down -9.72%.

The Fund had an average equity exposure of about 40%, and this had a moderately worse return than MSCI ACWI. We had a significant investment in emerging markets as we believed that they were trading at very preferential valuations, but China’s pursuit of a zero-COVID policy until very late in 2022 really hampered their economy and weighed heavily on emerging market equity performance. There was a broadly 53% average exposure to equity long/short positions and alternatives and these delivered a welcome positive return, ensuring that the Fund was not down in absolute terms for the period. The best performer, up some 8.03%, was the Equity Dislocation Strategy, which is long cheap Value stocks and short expensive Growth stocks. Fixed income assets accounted for an average of 7% of the Fund, and these were down -3.01% for the 12 months, as the decision to emphasize credit over duration was a key driver of the outperformance over the Bloomberg U.S. Aggregate Index.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

65

GMO Implementation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Implementation Fund, the Consumer Price Index and the Bloomberg U.S. Treasury

Inflation Notes: 1-10 Year Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Core Class	1.52%	0.76%	3.13%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited.

The gross expense ratio of 0.38% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. The net expense ratio of 0.33% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

66

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	80.1%
Debt Obligations	30.8
Short-Term Investments	8.1
Preferred Stocks	1.9
Investment Funds	0.3
Swap Contracts	0.1
Mutual Funds	0.0	^
Rights/Warrants	0.0	^
Futures Contracts	0.0	^
Forward Currency Contracts	(0.0	)^
Written Options	(0.1)
Securities Sold Short	(24.3)
Other	3.1

	100.0%

Debt Obligations as a %
Country/Region Summary¤	of Total Net Assets
Australia	2.4%
Switzerland	1.5
Sweden	(1.0)
Other Developed	(1.2)‡
Euro Region	(1.7)§
United States	(1.7)

(1.7)%

	Equity Investments as a %
Country/Region Summary¤	of Total Net Assets
United States	11.8%
Japan	10.5
Other Developed	5.4	‡
China	3.6
Taiwan	3.5
Other Emerging	3.3	†
South Korea	3.1
United Kingdom	2.8
Brazil	2.4
India	2.3
France	2.1
Spain	1.4
Canada	1.3
Netherlands	1.3
Mexico	1.1
South Africa	1.1

	57.0%

Industry Group Summary	% of Equity Investments#
Banks	13.6%
Materials	12.8
Capital Goods	9.4
Energy	9.2
Technology Hardware & Equipment	8.1
Consumer Durables & Apparel	5.7
Automobiles & Components	5.5
Food, Beverage & Tobacco	5.4
Pharmaceuticals, Biotechnology & Life Sciences	4.8
Diversified Financials	4.6
Semiconductors & Semiconductor Equipment	4.5
Insurance	4.1
Media & Entertainment	3.1
Telecommunication Services	2.7
Food & Staples Retailing	2.4
Retailing	2.2
Commercial & Professional Services	1.4
Utilities	1.3
Real Estate	1.3
Transportation	1.0
Household & Personal Products	0.4
Health Care Equipment & Services	0.3
Software & Services	(1.7)
Consumer Services	(2.1)

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.
&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

67

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 80.1%
	Argentina — 0.0%
154,985	Adecoagro SA	1,258,478

	Australia — 1.3%
49,016	Accent Group Ltd	72,970
102,333	AMP Ltd *	71,035
591,817	Aurizon Holdings Ltd (a)	1,315,102
96,471	Austal Ltd	117,272
2,003,099	Beach Energy Ltd	1,889,157
2,005	BHP Group Ltd (a)	60,681
580,618	BlueScope Steel Ltd	7,428,829
558,921	Brambles Ltd (a)	4,829,465
10,360	Challenger Ltd	51,981
403,443	Fortescue Metals Group Ltd (a)	5,781,304
969,024	GPT Group (The) (REIT) (a)	3,058,921
339,577	GrainCorp Ltd – Class A	1,790,646
391,714	Grange Resources Ltd	249,429
307,463	Helia Group Ltd	711,883
66,858	HomeCo Daily Needs (REIT)	58,934
35,190	JB Hi-Fi Ltd (b)	987,724
449,614	Jupiter Mines Ltd	71,075
22,644	McMillan Shakespeare Ltd	217,808
220,360	Metcash Ltd (b)	602,434
1,984,009	Mirvac Group (REIT) (a)	3,020,809
9,087	Monadelphous Group Ltd	73,161
96,512	Mount Gibson Iron Ltd * (b)	36,634
26,347	NRW Holdings Ltd	44,722
142,179	Nufarm Ltd	553,588
556,495	Perenti Ltd *	396,590
38,247	Regis Resources Ltd	44,689
106,226	Rio Tinto Ltd (a)	8,301,996
54,450	Sandfire Resources Ltd	214,401
1,133,073	Scentre Group (REIT) (a)	2,263,035
79,010	Southern Cross Media Group Ltd	56,233
1,131,646	Stockland (REIT) (a)	2,915,062
154,510	Sunrise Energy Metals Ltd *	166,177
21,255	Super Retail Group Ltd	184,869
58,090	Viva Energy Group Ltd	117,007

	Total Australia	47,755,623

	Austria — 0.1%
38,015	OMV AG	1,851,614
13,375	Raiffeisen Bank International AG *	223,302
3,216	Strabag SE	127,385

	Total Austria	2,202,301

	Belgium — 0.5%
133,639	Ageas SA/NV	6,031,003
20,043	AGFA-Gevaert NV *	59,238
32,991	Bekaert SA	1,455,666
3,217	Cie d’Entreprises CFE *	32,395
11,958	Econocom Group SA (a)	38,718
1,544	Orange Belgium SA *	26,097

Shares	Description	Value ($)
	Belgium — continued
10,949	Sofina SA (b)	2,727,659
22,702	Solvay SA (a)	2,593,200
19,121	Telenet Group Holding NV	295,554
74,769	UCB SA	6,427,761

	Total Belgium	19,687,291

	Brazil — 1.1%
775,100	Ambev SA	1,982,368
358,100	Banco do Brasil SA	2,756,483
145,800	BB Seguridade Participacoes SA	952,701
128,000	CPFL Energia SA	740,551
176,340	Dexco SA	219,606
14,400	EDP - Energias do Brasil SA	53,992
298,335	Enauta Participacoes SA	785,235
6,000	Engie Brasil Energia SA	45,016
111,200	Itau Unibanco Holding SA	461,329
312,100	JBS SA	1,143,970
178,624	Localiza Rent a Car SA	1,893,218
169,900	Marfrig Global Foods SA	206,718
865,200	Petroleo Brasileiro SA Sponsored ADR	9,595,068
170,526	Sao Martinho SA	885,942
134,800	Ser Educacional SA *	96,296
79,400	SLC Agricola SA	747,221
159,900	Suzano SA	1,458,065
157,800	Telefonica Brasil SA ADR (a)	1,175,610
2,396,100	TIM SA	5,611,014
29,600	TIM SA ADR	347,208
158,800	Transmissora Alianca de Energia Eletrica SA	1,076,471
15,400	Ultrapar Participacoes SA	38,769
104,344	Vale SA	1,700,452
375,800	Vale SA Sponsored ADR – Class B (a)	6,140,572
588,600	Vibra Energia SA	1,662,779

	Total Brazil	41,776,654

	Canada — 2.7%
4,900	ADENTRA Inc (b)	116,709
26,400	Algoma Steel Group Inc (b)	212,051
102,200	Alimentation Couche-Tard Inc (a)	4,794,300
58,000	Anaergia Inc *	186,603
6,500	Atco Ltd – Class I (a)	201,550
41,900	Birchcliff Energy Ltd	257,634
24,407	Brookfield Asset Management Ltd – Class A (a)	820,563
104,873	Brookfield Corp – Class A (a)	3,487,027
511,741	Canaccord Genuity Group Inc (b)	4,324,202
10,574	Canadian Apartment Properties (REIT) (a)	382,973
52,020	Canadian Solar Inc *	2,067,795
48,100	Canadian Tire Corp Ltd – Class A (a)	5,995,844
74,100	Canfor Corp *	1,264,235
124,200	Celestica Inc * (b) (c)	1,604,724
43,900	Celestica Inc * (c)	568,505
10,500	Cogeco Inc	465,555

See accompanying notes to the financial statements.	68

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Canada — continued
60,100	Crescent Point Energy Corp	410,483
1,500	Dollarama Inc (a)	86,647
12,000	DREAM UnLtd Corp – Class A (b)	234,547
9,200	Element Fleet Management Corp	131,409
43,366	Enerflex Ltd	287,624
600	Fairfax Financial Holdings Ltd (a)	419,481
46,300	Finning International Inc	1,174,381
141,300	First Quantum Minerals Ltd	3,086,957
68,100	Hydro One Ltd (a)	1,767,256
12,100	iA Financial Corp Inc	812,283
51,600	Imperial Oil Ltd (c)	2,546,976
13,900	Imperial Oil Ltd (c)	687,513
117,800	Interfor Corp *	1,983,046
40,595	International Petroleum Corp *	407,992
486,900	Ivanhoe Mines Ltd – Class A*	4,067,908
110,972	Largo Inc * (b)	709,993
133,500	Li-Cycle Holdings Corp *	809,010
14,500	Loblaw Cos Ltd (a)	1,239,168
61,900	Magna International Inc (b)	3,449,978
311,700	Manulife Financial Corp (a) (c)	6,163,185
106,600	Manulife Financial Corp (a) (c)	2,106,416
13,700	Martinrea International Inc	140,364
46,300	Mullen Group Ltd (a)	483,190
1,500	National Bank of Canada	110,172
77,242	Nutrien Ltd (a)	6,007,883
26,500	OceanaGold Corp *	53,991
61,800	Onex Corp	3,304,454
16,800	Parex Resources Inc	273,823
169,900	Quebecor Inc – Class B	4,019,327
11,200	Rogers Sugar Inc	50,973
41,500	Russel Metals Inc	1,081,829
24,600	Sleep Country Canada Holdings Inc	468,743
9,800	Spin Master Corp	265,595
7,500	Stella-Jones Inc	271,418
2,800	Suncor Energy Inc	94,106
72,000	Tamarack Valley Energy Ltd (b)	229,007
261,000	Teck Resources Ltd – Class B (c)	10,418,959
173,100	Teck Resources Ltd – Class B (c)	6,910,152
45,100	Uni-Select Inc *	1,566,023
46,700	Vermilion Energy Inc	625,780
4,000	Wajax Corp	71,235
69,200	West Fraser Timber Co Ltd (c)	5,198,241
16,500	West Fraser Timber Co Ltd (c)	1,238,490
32,200	Whitecap Resources Inc	246,839

	Total Canada	102,463,117

	Chile — 0.2%
17,924	CAP SA	149,007
827,785	Cencosud SA	1,564,678
100,764	Cencosud Shopping SA	143,562
19,400	Cia Cervecerias Unidas SA Sponsored ADR	294,492
5,951,896	Colbun SA	682,441
86,442	Empresas CMPC SA	143,603

Shares	Description	Value ($)
	Chile — continued
3,849,027	Enel Chile SA	173,276
945,241	Falabella SA	2,080,115
62,938	Inversiones La Construccion SA	274,456

	Total Chile	5,505,630

	China — 3.6%
282,000	361 Degrees International Ltd *	135,251
1,436,000	3SBio Inc	1,423,995
21,392,000	Agricultural Bank of China Ltd – Class H	7,416,547
350,681	Alibaba Group Holding Ltd *	3,854,490
69,500	Anhui Conch Cement Co Ltd – Class H	255,156
93,040	AustAsia Group Ltd *	48,361
2,446,000	BAIC Motor Corp Ltd – Class H	664,531
13,065,000	Bank of China Ltd – Class H	4,791,611
4,235,871	Bank of Communications Co Ltd – Class H	2,504,492
338,000	Beijing Enterprises Holdings Ltd	1,107,177
684,000	China BlueChemical Ltd – Class H	154,388
9,392,000	China Cinda Asset Management Co Ltd – Class H	1,220,710
1,764,000	China Communications Services Corp Ltd – Class H	685,835
404,500	China Conch Venture Holdings Ltd	814,047
12,591,000	China Construction Bank Corp – Class H	7,696,594
1,741,000	China Dongxiang Group Co Ltd	76,584
3,862,000	China Energy Engineering Corp Ltd – Class H (b)	452,818
2,717,000	China Everbright Environment Group Ltd	1,101,925
3,659,000	China Greenfresh Group Co Ltd (d)	—
835,000	China High Speed Transmission Equipment Group Co Ltd *	345,184
3,691,500	China Hongqiao Group Ltd	3,948,438
759,000	China Lesso Group Holdings Ltd	800,582
207,000	China Lilang Ltd	105,482
825,925	China Medical System Holdings Ltd	1,243,391
715,000	China Overseas Grand Oceans Group Ltd	278,155
3,130,500	China Overseas Land & Investment Ltd	7,771,427
18,792,000	China Petroleum & Chemical Corp – Class H	9,587,243
7,450,000	China Railway Group Ltd – Class H	3,882,840
629,000	China Railway Signal & Communication Corp Ltd – Class H	229,247
2,139,000	China Reinsurance Group Corp – Class H	152,733
3,229,500	China Resources Pharmaceutical Group Ltd	2,656,180
138,000	China Shineway Pharmaceutical Group Ltd	120,581
2,324,000	China South City Holdings Ltd * (b)	154,063
1,488,000	China State Construction International Holdings Ltd	1,694,634
2,642,000	China Traditional Chinese Medicine Holdings Co Ltd	1,370,820
336,000	China Water Affairs Group Ltd	298,944
4,237,600	China Zhongwang Holdings Ltd * (b) (e)	906,970
5,139,158	CITIC Ltd	5,670,339
6,040,000	CSPC Pharmaceutical Group Ltd	6,488,761
3,266,313	Dongfeng Motor Group Co Ltd – Class H	1,668,652
32,000	Far East Horizon Ltd	28,306

69	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	China — continued
512,000	Fufeng Group Ltd	328,330
168,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	494,714
974,600	Haier Smart Home Co Ltd – Class H	3,449,182
193,000	Henan Shenhuo Coal & Power Co Ltd – Class A	519,325
96,000	Hengan International Group Co Ltd	441,531
114,000	Hisense Home Appliances Group Co Ltd – Class H	171,314
137,600	Inner Mongolia Eerduosi Resources Co Ltd – Class A	331,948
376,788	Kingboard Holdings Ltd	1,345,184
370,400	Legend Holdings Corp – Class H	409,369
7,388,000	Lenovo Group Ltd	6,648,474
110,900	Livzon Pharmaceutical Group Inc – Class H	385,461
760,000	Lonking Holdings Ltd	137,583
10,546	Meituan – Class B*	183,025
1,784,000	Metallurgical Corp of China Ltd – Class H	388,964
184,000	MMG Ltd *	51,897
55,000	NetDragon Websoft Holdings Ltd	125,182
743,000	Nexteer Automotive Group Ltd	472,014
11,544,000	PetroChina Co Ltd – Class H	5,889,033
7,148,000	PICC Property & Casualty Co Ltd – Class H	6,278,451
712,000	Poly Property Group Co Ltd	170,810
98,000	Road King Infrastructure Ltd	48,518
851,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	1,502,314
3,118,000	Shimao Group Holdings Ltd * (e)	1,755,747
314,000	Shougang Fushan Resources Group Ltd	100,868
1,787,500	Sino-Ocean Group Holding Ltd	225,849
720,000	Sinopec Engineering Group Co Ltd – Class H	360,722
1,215,600	Sinopharm Group Co Ltd – Class H	3,255,756
959,000	Sinotruk Hong Kong Ltd	1,511,500
1,768,000	Skyworth Group Ltd	969,953
166,000	SSY Group Ltd	99,537
5,905,000	Sunac China Holdings Ltd * (b) (e)	3,445,474
684,000	TCL Electronics Holdings Ltd *	295,610
124,460	Tencent Holdings Ltd	5,467,328
844,000	Tianjin Port Development Holdings Ltd	64,561
674,000	Tianneng Power International Ltd (b)	864,662
1,500	Vipshop Holdings Ltd ADR *	22,335
382,800	Western Mining Co Ltd – Class A	633,593
497,200	Xinjiang Goldwind Science & Technology Co Ltd – Class H	448,497
714,000	Yadea Group Holdings Ltd	1,532,381
22,500	Zhongsheng Group Holdings Ltd	112,393
50,800	ZTE Corp – Class H	150,932

	Total China	134,897,805

	Czech Republic — 0.0%
176,806	Moneta Money Bank AS	673,535

Shares	Description	Value ($)
	Czech Republic — continued
627	Philip Morris CR AS	485,679

	Total Czech Republic	1,159,214

	Denmark — 0.6%
1,484	AP Moller – Maersk A/S – Class A (a)	3,391,965
1,486	AP Moller – Maersk A/S – Class B (a)	3,461,410
325,748	Danske Bank A/S	7,564,928
9,656	Matas A/S	112,284
78,130	Pandora A/S	7,400,759
1,341	Rockwool A/S – B Shares	304,459
53,305	Vestas Wind Systems A/S (a)	1,521,055

	Total Denmark	23,756,860

	Egypt — 0.0%
551,207	Commercial International Bank Egypt SAE	955,597
713,067	Eastern Co SAE	431,038
34,352	Misr Fertilizers Production Co SAE	160,133

	Total Egypt	1,546,768

	Finland — 0.6%
26,260	Kemira Oyj	502,971
72,610	Metsa Board Oyj – Class B	635,241
80,200	Neste Oyj	3,868,145
1,784,682	Nokia Oyj (a)	8,256,918
226,312	Outokumpu Oyj	1,354,929
2,910	Sanoma Oyj	27,064
166,464	UPM-Kymmene Oyj (a)	6,032,062

	Total Finland	20,677,330

	France — 2.8%
46,601	ALD SA (a)	617,305
3,646	APERAM SA	141,786
230,041	ArcelorMittal SA	6,903,391
33,470	Arkema SA	3,393,157
1,542	Axway Software SA (a)	36,674
75,573	BNP Paribas SA	5,283,394
1,626	Boiron SA	72,606
764	Caisse Regionale de Credit Agricole Mutuel Nord de France	12,972
138,208	Cie de Saint-Gobain (a)	8,212,683
126,880	Coface SA	1,869,998
67,952	Derichebourg SA	436,972
1,170	Eiffage SA (a)	128,406
6,203	Eramet SA	665,651
989	HEXAOM	19,863
45,941	Ipsen SA	5,249,152
34,929	IPSOS	2,142,726
5,574	Kering SA (a)	3,268,151
7,494	LVMH Moet Hennessy Louis Vuitton SE (a)	6,229,959
4,919	Mersen SA	232,068
12,291	Metropole Television SA	183,451
115,771	Publicis Groupe SA (a)	9,190,729

See accompanying notes to the financial statements.	70

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	France — continued
26,267	Quadient SA	455,897
5,563	Rexel SA	138,283
2,607	Rothschild & Co	130,544
49,644	Safran SA (a)	7,009,798
75,904	Sanofi (a)	7,096,891
1,354	SMCP SA *	10,569
17,570	Societe BIC SA	1,136,545
390,917	Societe Generale SA	11,266,051
131,500	STMicroelectronics NV	6,333,040
1,570	Synergie SE	55,858
113,753	Technip Energies NV	2,202,297
134,947	Television Francaise 1	1,075,378
170,220	TotalEnergies SE (a) (c)	10,503,280
2,651	TotalEnergies SE (c)	163,909
70,565	Veolia Environnement SA (a)	2,105,963

	Total France	103,975,397

	Germany — 1.0%
11,635	1&1 AG	139,410
369	Amadeus Fire AG	47,937
5,444	Aurubis AG	532,470
43,999	Bayer AG (Registered) (a)	2,612,714
44,384	Bayerische Motoren Werke AG (a)	4,578,892
33,094	Beiersdorf AG (a)	3,949,622
69,524	Commerzbank AG *	847,184
1,247	Deutsche Boerse AG	217,444
1,359	Deutsche Telekom AG (a)	30,500
561	Draegerwerk AG & Co KGaA	21,814
4,253	Elmos Semiconductor SE	345,115
56,131	Fresenius SE & Co KGaA (a)	1,544,567
5,683	Hamburger Hafen und Logistik AG (a)	75,180
2,725	Hannover Rueck SE (a)	529,191
25,638	HeidelbergCement AG (a)	1,760,111
5,330	Hornbach Holding AG & Co KGaA	442,661
1,945	HUGO BOSS AG	133,027
159,245	Kloeckner & Co SE	1,723,630
3,813	Krones AG	464,357
108,310	Mercedes-Benz Group AG (a)	8,301,171
29,591	Merck KGaA (a)	5,607,287
5,222	RTL Group SA	251,728
27,171	Salzgitter AG	1,140,148
3,459	Siltronic AG	251,880
1,907	Talanx AG (a)	91,073
4,711	Traton SE	76,945
7,646	Volkswagen AG	1,358,389
1,076	Wuestenrot & Wuerttembergische AG	19,545

	Total Germany	37,093,992

	Greece — 0.1%
2,291	Hellenic Telecommunications Organization SA	35,144
35,752	Jumbo SA	713,894

Shares	Description	Value ($)
	Greece — continued
40,970	Mytilineos SA	1,105,382

	Total Greece	1,854,420

	Hong Kong — 0.6%
335,300	ASMPT Ltd	2,860,910
197,000	Bank of East Asia Ltd (The)	278,275
238,000	BOC Hong Kong Holdings Ltd	805,474
71,000	Chow Sang Sang Holdings International Ltd	91,437
904,000	CITIC Telecom International Holdings Ltd	329,401
219,500	CK Asset Holdings Ltd (a)	1,376,711
173,000	CK Hutchison Holdings Ltd (a)	1,033,026
1,170,000	CSI Properties Ltd	22,095
220,400	Dah Sing Banking Group Ltd	178,890
59,200	Dah Sing Financial Holdings Ltd	159,946
500,000	E-Commodities Holdings Ltd	87,332
944,000	First Pacific Co Ltd	316,537
398,827	Galaxy Entertainment Group Ltd	2,655,246
254,000	Giordano International Ltd	61,862
30,000	Hang Lung Group Ltd	54,509
93,000	Health & Happiness H&H International Holdings Ltd	156,977
631,000	HKT Trust & HKT Ltd – Class SS	820,362
907,000	IGG Inc *	332,364
211,500	Johnson Electric Holdings Ltd	242,614
290,000	K Wah International Holdings Ltd	100,182
98,000	Kerry Logistics Network Ltd	161,963
240,000	Kerry Properties Ltd (a)	600,943
65,000	Luk Fook Holdings International Ltd	207,508
221,000	NWS Holdings Ltd	194,594
4,500	Orient Overseas International Ltd (a)	72,285
518,000	Pacific Textiles Holdings Ltd	173,598
264,000	PAX Global Technology Ltd	230,875
103,000	PCCW Ltd	51,201
166,500	Power Assets Holdings Ltd (a)	890,571
636,000	Shun Tak Holdings Ltd *	128,840
460,000	Singamas Container Holdings Ltd	39,846
508,000	SITC International Holdings Co Ltd	1,062,709
108,500	SmarTone Telecommunications Holdings Ltd	72,483
217,000	Sun Hung Kai & Co Ltd	87,969
221,000	Swire Pacific Ltd – Class A (a)	1,803,516
40,000	TAI Cheung Holdings Ltd	21,513
137,500	Texhong International Group Ltd	117,943
414,000	VPower Group International Holdings Ltd – Class H* (b)	22,445
568,000	VSTECS Holdings Ltd	327,899
103,600	VTech Holdings Ltd	569,151
5,522,000	WH Group Ltd	3,213,412
237,500	Yue Yuen Industrial Holdings Ltd	351,378

	Total Hong Kong	22,366,792

	Hungary — 0.2%
278,008	MOL Hungarian Oil & Gas Plc	2,111,103

71	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Hungary — continued
158,172	OTP Bank Nyrt	4,791,484
40,842	Richter Gedeon Nyrt	856,116

	Total Hungary	7,758,703

	India — 2.4%
64,791	Arvind Ltd *	64,808
45,479	Asian Paints Ltd	1,556,737
55,851	Aurobindo Pharma Ltd	311,246
156,814	Axis Bank Ltd	1,601,032
15,336	Bajaj Consumer Care Ltd	30,234
53,522	Castrol India Ltd	74,370
68,022	Cipla Ltd	744,764
39,687	City Union Bank Ltd	66,432
2,294,935	Coal India Ltd	5,958,993
67,849	Cochin Shipyard Ltd	371,653
8,616	Colgate-Palmolive India Ltd	153,967
37,217	Coromandel International Ltd	406,851
7,819	Deepak Fertilisers & Petrochemicals Corp Ltd	59,050
65,110	Dhampur Bio Organics Ltd *	115,851
17,305	Dhampur Sugar Mills Ltd	43,509
3,200	Dr Reddy’s Laboratories Ltd ADR	167,200
6,542	EID Parry India Ltd	39,480
66,384	Engineers India Ltd	57,660
331,612	Exide Industries Ltd	705,286
1,840	Finolex Cables Ltd	15,658
5,577,768	GAIL India Ltd	6,934,122
16,487	GHCL Ltd	103,008
93,684	Glenmark Pharmaceuticals Ltd	486,680
7,222	Godawari Power and Ispat Ltd	29,754
726	Godfrey Phillips India Ltd	15,600
14,756	Great Eastern Shipping Co Ltd (The)	97,988
38,845	Gujarat Mineral Development Corp Ltd	62,654
12,142	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	77,314
22,374	Gujarat Pipavav Port Ltd	28,606
535,930	Gujarat State Fertilizers & Chemicals Ltd	811,171
66,314	HDFC Bank Ltd	1,285,265
1,145	Hero MotoCorp Ltd	33,566
478,026	Hindalco Industries Ltd	2,307,430
27,950	Hindustan Aeronautics Ltd	870,513
346,207	Hindustan Petroleum Corp Ltd	902,814
7,830	Hindustan Unilever Ltd	232,642
58,692	Hindustan Zinc Ltd	215,939
44,011	Housing Development Finance Corp Ltd	1,387,708
207,147	ICICI Bank Ltd	2,140,956
9,886	Indiabulls Housing Finance Ltd *	12,039
742,129	Indian Oil Corp Ltd	682,334
21,755	Indus Towers Ltd	45,357
12,186	Infosys Ltd	219,256
100,253	Infosys Ltd Sponsored ADR (a)	1,798,539
2,552,543	ITC Ltd	11,619,869
228,690	Karnataka Bank Ltd (The)	401,311
3,237	KRBL Ltd	13,269

Shares	Description	Value ($)
	India — continued
27,845	L&T Finance Holdings Ltd	29,574
9,992	Mahanagar Gas Ltd	107,955
149,640	Mahindra & Mahindra Ltd	2,306,331
92,059	Manappuram Finance Ltd	114,592
250,629	National Aluminium Co Ltd	237,310
88,089	NBCC India Ltd	35,341
90,708	NCC Ltd	98,056
1,349,056	NMDC Ltd	1,808,040
1,429,048	NMDC Steel Ltd *	578,240
1,183,130	NTPC Ltd	2,433,147
7,269,934	Oil & Natural Gas Corp Ltd	13,334,842
195,691	Oil India Ltd	582,260
3,389	Oracle Financial Services Software Ltd	129,294
275,162	Petronet LNG Ltd	738,248
3,861	PI Industries Ltd	144,434
1,364,896	Power Finance Corp Ltd	2,388,916
97,251	PTC India Ltd	104,004
7,227	Rain Industries Ltd	13,387
45,714	Rajesh Exports Ltd	358,952
18,556	Rashtriya Chemicals & Fertilizers Ltd	21,847
1,825,764	REC Ltd	2,527,184
266,653	Redington Ltd	549,193
11,036	RITES Ltd	43,472
461,623	Sun Pharmaceutical Industries Ltd	5,348,642
53,227	Sun TV Network Ltd	276,938
487	Tata Chemicals Ltd	5,750
4,099,245	Tata Steel Ltd	5,162,925
60,302	Titan Co Ltd	1,727,507
76,800	Vardhman Textiles Ltd *	287,571
438,784	Vedanta Ltd	1,422,878
61,767	Welspun Corp Ltd	137,381
1,830	West Coast Paper Mills Ltd	10,570
18,250	Zensar Technologies Ltd	63,944
20,268	Zydus Lifesciences Ltd	113,673

	Total India	88,602,883

	Indonesia — 0.5%
12,198,900	Adaro Energy Indonesia Tbk PT	2,390,041
594,100	Aneka Tambang Tbk	77,526
3,422,800	Astra International Tbk PT	1,369,146
7,792,100	Bank Central Asia Tbk PT	4,469,071
2,522,192	Bank Mandiri Persero Tbk PT	1,653,423
981,500	Bank Negara Indonesia Persero Tbk PT	564,486
3,007,300	Bank Pembangunan Daerah Jawa Timur Tbk PT	145,910
5,468,200	Bank Rakyat Indonesia Persero Tbk PT	1,673,627
3,614,400	Bukit Asam Tbk PT	914,586
3,326,300	Global Mediacom Tbk PT *	62,371
847,100	Indika Energy Tbk PT	127,708
361,500	Indo Tambangraya Megah Tbk PT	881,182
1,641,700	Indofood Sukses Makmur Tbk PT	696,998
7,260,800	Kalbe Farma Tbk PT	1,004,426
5,089,000	Media Nusantara Citra Tbk PT *	216,835
15,752,600	Panin Financial Tbk PT	411,108

See accompanying notes to the financial statements.	72

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Indonesia — continued
3,986,400	Perusahaan Gas Negara Tbk PT	408,924
477,600	United Tractors Tbk PT	873,555

	Total Indonesia	17,940,923

	Ireland — 0.5%
49,187	AIB Group Plc	210,093
634,169	Bank of Ireland Group Plc	6,986,711
43,417	Glanbia Plc	536,142
8,927	Kingspan Group Plc	579,434
38,104	Origin Enterprises Plc	170,514
24,839	Permanent TSB Group Holdings Plc *	68,351
52,951	Ryanair Holdings Plc Sponsored ADR * (a)	4,912,264
88,883	Smurfit Kappa Group Plc	3,315,933

	Total Ireland	16,779,442

	Israel — 0.5%
4,764	Delek Group Ltd *	445,326
541,530	Oil Refineries Ltd	163,395
620,500	Teva Pharmaceutical Industries Ltd Sponsored ADR *	6,149,155
143,446	Tower Semiconductor Ltd *	5,818,170
195,900	ZIM Integrated Shipping Services Ltd	4,634,994

	Total Israel	17,211,040

	Italy — 0.8%
58,641	Anima Holding SPA	253,326
24,111	Arnoldo Mondadori Editore SPA	46,664
54,052	Banca IFIS SPA	887,263
79,933	Banco BPM SPA	348,441
33,385	BPER Banca	94,830
60,809	Credito Emiliano SPA	522,525
297,689	Eni SPA	4,204,566
20,711	Esprinet SPA	158,065
133,568	IMMSI SPA	73,963
185,740	Italgas SPA (a)	1,055,103
350,908	Leonardo SPA	3,936,945
246,850	MFE-MediaForEurope NV – Class A	108,454
1,452	Prima Industrie SPA	38,365
2,198	Sabaf SPA	39,480
409,629	Stellantis NV (a)	7,166,163
18,494,345	Telecom Italia SPA *	6,038,819
26,013	UniCredit SPA	532,187
6,329	Unieuro SPA (b)	75,056
533,274	Unipol Gruppo SPA	2,820,960

	Total Italy	28,401,175

	Japan — 13.0%
27,234	AGC Inc	1,007,568
13,100	Aichi Corp	75,879
27,100	Aisin Corp	742,635
266,800	Amano Corp	4,933,990
5,900	AOKI Holdings Inc	35,558
100,300	Arcs Co Ltd (b)	1,596,503

Shares	Description	Value ($)
	Japan — continued
560,900	Asahi Kasei Corp	3,906,675
14,800	Bandai Namco Holdings Inc	914,509
9,100	Bando Chemical Industries Ltd	70,048
138,600	Brother Industries Ltd	2,038,659
5,600	Canon Electronics Inc	72,655
288,000	Canon Inc (a)	6,198,406
100	Canon Inc Sponsored ADR (a)	2,147
23,600	Canon Marketing Japan Inc	521,538
16,600	Central Glass Co Ltd	407,936
4,000	Chiyoda Integre Co Ltd	66,416
276,100	Chugoku Marine Paints Ltd	2,272,699
242,000	Citizen Watch Co Ltd (b)	1,464,845
416,500	Credit Saison Co Ltd	5,676,610
76,100	Dai Nippon Printing Co Ltd (a)	2,040,224
13,700	Dai Nippon Toryo Co Ltd	85,514
92,000	Daicel Corp	638,760
4,000	Dai-Dan Co Ltd	69,939
4,800	Daiichi Jitsugyo Co Ltd	186,837
4,100	Daiken Corp	66,657
3,000	Daito Pharmaceutical Co Ltd	54,213
562,700	Daiwabo Holdings Co Ltd	8,695,755
305,200	Denka Co Ltd	6,445,054
56,800	Dentsu Group Inc	1,821,494
16,600	Ebara Corp	705,453
450,600	EXEO Group Inc	7,906,545
194,400	Ezaki Glico Co Ltd	4,880,855
2,400	FJ Next Co Ltd (b)	17,803
415,800	Fuji Corp	6,297,324
28,500	Fuji Electric Co Ltd	1,100,380
5,000	Fuji Pharma Co Ltd	38,911
159,400	FUJIFILM Holdings Corp	7,436,307
13,700	Fukuoka Financial Group Inc	305,830
9,000	Furuno Electric Co Ltd	64,182
1,600	Furyu Corp	14,108
3,400	G-7 Holdings Inc	35,863
306,200	H.U. Group Holdings Inc	6,025,879
26,400	Hachijuni Bank Ltd (The)	119,468
19,000	Hanwa Co Ltd	552,801
649,994	Haseko Corp	7,458,835
7,800	Heiwado Co Ltd	122,097
3,200	Hochiki Corp	34,667
123,500	Hogy Medical Co Ltd	2,918,052
269,800	Honda Motor Co Ltd (a)	7,015,658
29,500	Honda Motor Co Ltd Sponsored ADR (a)	766,115
36,200	Hosiden Corp	443,116
4,000	Hosokawa Micron Corp	80,960
2,300	Hyakujushi Bank Ltd (The)	33,879
99,400	Idemitsu Kosan Co Ltd	2,199,871
39,600	Inabata & Co Ltd	780,574
702,000	Inpex Corp	7,360,039
441,100	ITOCHU Corp (a)	13,184,777
1,300	Itochu-Shokuhin Co Ltd	47,442
44,600	Itoham Yonekyu Holdings Inc	233,844
25,000	Itoki Corp	144,663

73	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Japan — continued
15,500	Jaccs Co Ltd	504,774
29,000	Japan Aviation Electronics Industry Ltd	481,421
12,700	Japan Petroleum Exploration Co Ltd	457,589
338,600	Japan Tobacco Inc (a)	6,885,566
13,900	Kaga Electronics Co Ltd	498,595
146,900	Kajima Corp	1,755,604
14,900	Kamei Corp	166,618
22,500	Kandenko Co Ltd	147,632
9,400	Kaneka Corp	236,201
290,500	Kanematsu Corp	3,480,893
362,700	KDDI Corp (a)	10,611,827
459,700	Kirin Holdings Co Ltd (a)	6,881,011
18,300	Kitz Corp	118,949
5,179	Kohnan Shoji Co Ltd (b)	120,487
32,200	Komeri Co Ltd	626,618
193,800	Konoike Transport Co Ltd	2,129,639
400	Krosaki Harima Corp	18,551
474,800	K’s Holdings Corp	4,090,938
8,000	Kyosan Electric Manufacturing Co Ltd	24,375
274,300	Kyudenko Corp	6,928,247
28,400	Macnica Holdings Inc	785,680
251,300	Macromill Inc	1,874,168
2,300	Makino Milling Machine Co Ltd	83,282
271,500	Mandom Corp	2,863,354
440,800	Marubeni Corp (a)	5,627,278
275,600	Maruichi Steel Tube Ltd	5,987,957
5,400	Maruzen Showa Unyu Co Ltd	123,709
6,100	Matsuda Sangyo Co Ltd	102,823
256,100	Maxell Ltd	2,731,746
94,500	Mazda Motor Corp	845,496
22,400	MCJ Co Ltd	157,871
327,700	Mebuki Financial Group Inc	880,918
1,600	Melco Holdings Inc	39,646
75,800	Mirarth Holdings Inc	210,887
157,600	Mitsubishi Corp (a)	5,353,839
518,600	Mitsubishi Electric Corp	5,827,620
3,500	Mitsubishi Gas Chemical Co Inc	49,583
44,500	Mitsubishi Materials Corp	692,733
604,500	Mitsubishi Motors Corp *	2,383,866
3,500	Mitsubishi Research Institute Inc (a)	133,191
900	Mitsubishi Shokuhin Co Ltd	21,423
707,700	Mitsubishi UFJ Financial Group Inc (a)	5,017,234
137,400	Mitsui & Co Ltd (a)	3,856,250
2,800	Mitsui Chemicals Inc	67,550
10,600	Mitsui DM Sugar Holdings Co Ltd	162,049
256,500	Mitsui OSK Lines Ltd (a)	6,699,807
11,200	Mitsui-Soko Holdings Co Ltd (a)	324,295
7,500	MIXI Inc	147,392
16,500	Modec Inc *	182,511
177,100	Morinaga & Co Ltd	5,108,132
169,600	MS&AD Insurance Group Holdings Inc	5,550,011
18,200	MTI Ltd	72,487
3,700	Nagase & Co Ltd	54,968
189,400	NEC Corp (a)	6,778,299

Shares	Description	Value ($)
	Japan — continued
247,800	NGK Spark Plug Co Ltd (b)	4,983,048
241,800	NH Foods Ltd	6,676,641
34,700	Nichias Corp	684,261
12,900	Nichiha Corp	249,178
8,400	Nichireki Co Ltd	91,362
159,700	Nikon Corp	1,581,776
7,000	Nippn Corp	83,225
4,200	Nippon Densetsu Kogyo Co Ltd	46,966
10,400	Nippon Soda Co Ltd	352,780
3,100	Nippon Steel Trading Corp	210,960
300,900	Nippon Telegraph & Telephone Corp (a)	8,719,124
68,300	Nippon Television Holdings Inc	562,228
269,100	Nippon Yusen KK (a) (b)	6,994,712
8,300	Nisshin Oillio Group Ltd (The)	202,957
3,800	Nissin Corp	58,954
4,300	Nitto Kogyo Corp	83,661
41,000	Nojima Corp	408,095
680,800	Obayashi Corp	5,035,890
6,000	Ono Pharmaceutical Co Ltd	122,208
14,300	Osaka Soda Co Ltd	451,971
10,200	Osaki Electric Co Ltd	40,072
274,100	Pacific Industrial Co Ltd	2,340,412
21,000	PAL GROUP Holdings Co Ltd	428,958
1,036,300	Penta-Ocean Construction Co Ltd	4,938,706
10,800	Prima Meat Packers Ltd	169,797
8,000	Proto Corp	71,670
66,000	Renesas Electronics Corp *	852,554
72,900	Rohm Co Ltd	5,614,223
43,000	San-A Co Ltd (b)	1,325,342
21,600	Sanki Engineering Co Ltd	242,343
210,900	Sankyu Inc (a)	7,759,129
53,500	Sanwa Holdings Corp	563,952
1,000	Sanyo Denki Co Ltd	41,534
56,200	Sawai Group Holdings Co Ltd	1,556,015
107,200	Secom Co Ltd (a)	6,234,155
202,600	Seiko Epson Corp	2,793,386
39,000	Sekisui Chemical Co Ltd	522,842
504,100	Sekisui House Ltd	9,544,243
7,500	Sekisui Jushi Corp	108,815
35,400	Shimamura Co Ltd	3,307,036
543,300	Shimizu Corp	2,932,669
9,100	Shin-Etsu Polymer Co Ltd	90,386
10,500	Shinmaywa Industries Ltd	86,653
6,200	Shinnihon Corp	42,014
2,000	Sinanen Holdings Co Ltd	51,183
9,300	Sinko Industries Ltd	107,646
84,900	SKY Perfect JSAT Holdings Inc	322,220
346,020	Sojitz Corp	6,642,798
458,200	Stanley Electric Co Ltd	9,554,993
21,500	Star Micronics Co Ltd	272,718
166,900	Subaru Corp	2,673,943
431,500	SUMCO Corp	5,954,018
1,564,400	Sumitomo Chemical Co Ltd	5,481,649
368,900	Sumitomo Corp (a)	6,287,079

See accompanying notes to the financial statements.	74

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Japan — continued
182,100	Sumitomo Forestry Co Ltd	3,494,324
236,800	Sumitomo Mitsui Financial Group Inc	10,341,962
208,600	Sumitomo Mitsui Trust Holdings Inc	7,728,635
1,500	Sumitomo Seika Chemicals Co Ltd	48,248
2,600	Sumitomo Warehouse Co Ltd (The) (a)	40,650
646,900	T&D Holdings Inc	9,796,782
39,300	Tachi-S Co Ltd	359,472
168,500	Taisei Corp	5,493,635
5,500	Takeuchi Manufacturing Co Ltd (b)	117,484
423,500	Takuma Co Ltd	4,264,291
10,000	Tamron Co Ltd	238,185
563,200	Teijin Ltd	5,851,976
300,400	THK Co Ltd	6,727,674
182,500	Toho Holdings Co Ltd	2,950,989
766,200	Tokai Carbon Co Ltd (b)	7,481,371
1,500	Token Corp	85,179
253,600	Tokyo Gas Co Ltd (a)	4,891,295
181,000	Tokyo Seimitsu Co Ltd	6,608,007
471,400	Toppan Inc	8,525,009
255,800	Tosei Corp	2,768,381
224,700	Tosoh Corp	3,057,985
7,000	Towa Pharmaceutical Co Ltd	98,382
48,300	Toyo Construction Co Ltd	314,427
3,300	Toyo Ink SC Holdings Co Ltd	46,869
133,900	Toyota Industries Corp	7,855,933
48,100	Toyota Tsusho Corp (a)	1,961,686
35,700	Tsumura & Co	678,865
6,500	TV Asahi Holdings Corp	69,341
14,000	Unipres Corp	82,864
11,700	Wacoal Holdings Corp	210,522
4,600	Warabeya Nichiyo Holdings Co Ltd (b)	62,765
23,800	YAMABIKO Corp	220,703
117,200	Yamaha Motor Co Ltd	2,998,586
400	Yamato Kogyo Co Ltd	16,034
23,300	Yamazen Corp	179,131
16,800	Yellow Hat Ltd	219,400
106,000	Yokogawa Bridge Holdings Corp	1,598,403
8,800	Yokogawa Electric Corp	131,430
7,200	Yuasa Trading Co Ltd	193,411
136,900	Zenkoku Hosho Co Ltd	5,215,679

	Total Japan	486,980,726

	Kuwait — 0.0%
13,649	Humansoft Holding Co KSC	163,619

	Malaysia — 0.1%
144,700	AMMB Holdings Bhd	129,269
330,500	Hartalega Holdings Bhd	108,246
293,600	Hibiscus Petroleum Bhd	69,571
208,300	IOI Corp Bhd	177,778
369,700	Kossan Rubber Industries Bhd	89,777
12,300	Kuala Lumpur Kepong Bhd	56,994
1,036,700	Petronas Chemicals Group Bhd	1,653,744

Shares	Description	Value ($)
	Malaysia — continued
11,100	Petronas Gas Bhd	41,203
62,400	PPB Group Bhd	243,298
53,900	RHB Bank Bhd	68,220
486,000	Telekom Malaysia Bhd	544,745
38,200	TIME dotCom Bhd	45,538

	Total Malaysia	3,228,383

	Mexico — 1.1%
56,500	Alpek SAB de CV	68,956
1,357,510	America Movil SAB de CV – Series L	1,394,125
40,709	America Movil SAB de CV – Class L Sponsored ADR	837,791
239,215	Arca Continental SAB de CV	2,026,133
240,702	Banco del Bajio SA	919,710
2,296	Coca-Cola Femsa SAB de CV Sponsored ADR	165,335
1,136,700	Credito Real SAB de CV SOFOM ER * (d)	—
91,100	El Puerto de Liverpool SAB de CV – Class C1	553,576
734,310	Fomento Economico Mexicano SAB de CV	6,762,563
3,954	Fomento Economico Mexicano SAB de CV Sponsored ADR	363,452
178,200	Gentera SAB de CV	193,136
19,660	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	187,977
19,340	Grupo Aeroportuario del Pacifico SAB de CV – Class B	366,885
40,007	Grupo Aeroportuario del Sureste SAB de CV – Class B	1,145,469
288	Grupo Aeroportuario del Sureste SAB de CV ADR	82,420
1,418,669	Grupo Financiero Banorte SAB de CV – Class O	12,009,043
29,255	Grupo Herdez SAB de CV – Series *	69,394
1,968,840	Grupo Mexico SAB de CV – Series B	8,855,018
60,500	Grupo Televisa SAB Sponsored ADR	300,080
81,551	Qualitas Controladora SAB de CV	507,273
105,700	Regional SAB de CV	876,958
196,849	Unifin Financiera SAB de CV SOFOM ENR * (d)	—
994,472	Wal-Mart de Mexico SAB de CV	3,918,860

	Total Mexico	41,604,154

	Netherlands — 1.9%
321,383	ABN AMRO Bank NV CVA	5,671,178
1,225,748	Aegon NV	6,377,856
123,888	ASR Nederland NV	5,638,247
9,661	Brunel International NV	119,443
16,510	Evander Gold Mines Ltd (e)	175
163,209	EXOR NV *	13,467,082
64,477	ForFarmers NV (b)	224,137
173,045	JDE Peet’s NV	5,093,935
455,573	Koninklijke Ahold Delhaize NV (a)	14,465,295
375,771	Koninklijke Philips NV (a)	6,135,132
153,766	NN Group NV	6,223,918

75	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Netherlands — continued
107,562	Randstad NV	6,600,022
974	Signify NV	33,749

	Total Netherlands	70,050,169

	New Zealand — 0.1%
208,690	Auckland International Airport Ltd * (a)	1,127,651
403,006	Meridian Energy Ltd (a)	1,322,805
67,374	Spark New Zealand Ltd	208,022

	Total New Zealand	2,658,478

	Norway — 0.4%
80,560	Austevoll Seafood ASA	688,361
6,391	BW LPG Ltd	55,907
319,811	DNO ASA	366,450
366,766	Elkem ASA	1,380,738
301,631	Equinor ASA (a)	9,233,933
139,926	Europris ASA	986,466
31,285	Hoegh Autoliners ASA (a)	205,098
52,913	Norske Skog ASA *	341,108
10,799	SpareBank 1 Nord Norge	107,146
9,566	Stolt-Nielsen Ltd (a)	295,717
5,268	Subsea 7 SA	68,428
20,920	TGS ASA	376,574
109,148	Wallenius Wilhelmsen ASA (a)	954,206

	Total Norway	15,060,132

	Pakistan — 0.0%
100,507	Oil & Gas Development Co Ltd	31,539
43,862	Pakistan Oilfields Ltd	71,791
169,206	Pakistan Petroleum Ltd	40,527

	Total Pakistan	143,857

	Panama — 0.0%
494,873	BAC Holding International Corp *	20,123

	Philippines — 0.0%
30,470	GT Capital Holdings Inc	285,534
63,200	Manila Electric Co	362,816
5,097,024	Megaworld Corp	185,907
199,300	Puregold Price Club Inc	113,436

	Total Philippines	947,693

	Poland — 0.3%
17,571	Asseco Poland SA	315,104
194,129	Bank Polska Kasa Opieki SA	3,906,491
13,963	Budimex SA	883,291
75,238	Cyfrowy Polsat SA	291,441
7,021	Jastrzebska Spolka Weglowa SA *	86,265
60,313	Orange Polska SA	91,074
309,662	Polski Koncern Naftowy ORLEN SA	4,624,978
165,854	Powszechny Zaklad Ubezpieczen SA	1,363,645

Shares	Description	Value ($)
	Poland — continued
1,397	Santander Bank Polska SA	93,745

	Total Poland	11,656,034

	Portugal — 0.4%
695,781	EDP – Energias de Portugal SA	3,503,759
573,086	Galp Energia SGPS SA	6,991,375
8,810	Jeronimo Martins SGPS SA	180,834
317,312	Navigator Co SA (The)	1,115,995
106,341	NOS SGPS SA	469,892
23,211	REN - Redes Energeticas Nacionais SGPS SA	62,406
1,533,704	Sonae SGPS SA	1,680,407

	Total Portugal	14,004,668

	Qatar — 0.1%
209,477	Ooredoo QPSC	529,365
356,559	Qatar National Bank QPSC	1,649,945
160,925	Qatar National Cement Co QSC	186,743

	Total Qatar	2,366,053

	Russia — 0.0%
10,221,010	Alrosa PJSC * (d) (f)	82,408
376,870,000	Federal Grid Co Unified Energy System PJSC * (d)	4,449
214,678	Fix Price Group Plc GDR* (d)	6,155
415,363	Gazprom Neft PJSC (d)	23,569
4,924,596	Gazprom PJSC (d)	103,492
75,924	Globaltrans Investment Plc Sponsored GDR (Registered) * (d)	3,269
18,204,300	Inter RAO UES PJSC (d)	8,279
88,304	LSR Group PJSC – Class A* (d)	5,666
4	LSR Group PJSC GDR (Registered) * (d)	—
192,855	LUKOIL PJSC (d)	101,888
5,760,219	Magnitogorsk Iron & Steel Works PJSC * (d) (f)	30,079
71,800	Mechel PJSC * (d)	1,213
12,797	MMC Norilsk Nickel PJSC (d)	24,707
8	MMC Norilsk Nickel PJSC ADR * (d)	2
23,942	Mobile TeleSystems PJSC (d)	829
37,065	Mobile TeleSystems PJSC ADR* (d)	2,568
1,472,470	Moscow Exchange MICEX-RTS PJSC * (d)	22,661
7,545,000	Mosenergo PJSC (d)	2,018
191,960	Novatek PJSC (d)	27,317
3,493,400	Novolipetsk Steel PJSC * (d)	58,222
6,115	PhosAgro PJSC (d)	5,488
118	PhosAgro PJSC GDR * (d) (f)	35
254,956	Polymetal International Plc *	750,690
25,552	Polyus PJSC * (d)	29,888
1	Polyus PJSC GDR (Registered) * (d)	1
1,493	Ros Agro Plc GDR (Registered) * (c) (d)	139
1,208	Ros Agro Plc GDR (Registered) * (c) (d)	127
49,974,140	RusHydro PJSC (d)	5,253
8,073,970	Sberbank of Russia PJSC * (d) (f)	182,780
7,395	Severstal PAO * (d) (f)	1,045

See accompanying notes to the financial statements.	76

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Russia — continued
261,549	Severstal PJSC GDR (Registered) * (d) (f)	36,967
29,090	SFI PJSC * (d)	1,931
27,770,670	Surgutneftegas PJSC (d)	84,515
986,916	Tatneft PJSC (d)	43,119
725,480	Unipro PJSC * (d)	155
55,470	United Co Rusal International PJSC (d)	294
752,312,000	VTB Bank PJSC * (d) (f)	1,654

	Total Russia	1,652,872

	Saudi Arabia — 0.2%
40,577	Almarai Co JSC	567,012
279,140	Saudi Arabian Oil Co	2,358,117
102,973	Saudi Basic Industries Corp	2,426,584
165,801	Saudi Telecom Co	1,551,524

	Total Saudi Arabia	6,903,237

	Singapore — 0.7%
4,700	AIMS APAC (REIT)	4,812
621,000	Asian Pay Television Trust	52,071
102,600	Bumitama Agri Ltd	49,036
16,300	City Developments Ltd	93,242
494,100	ComfortDelGro Corp Ltd	443,676
285,024	DBS Group Holdings Ltd	7,231,378
122,400	First Real Estate Investment Trust (b)	23,626
291,200	First Resources Ltd	332,017
3,955,300	Golden Agri-Resources Ltd	748,467
465,199	Japfa Ltd	103,582
134,100	Jardine Cycle & Carriage Ltd	2,956,258
747,600	Keppel Corp Ltd	3,035,863
41,100	Oversea-Chinese Banking Corp Ltd	386,278
242,500	Sasseur Real Estate Investment Trust	136,747
14,267,971	Sembcorp Marine Ltd *	1,342,720
76,000	Sheng Siong Group Ltd	91,894
241,100	Silverlake Axis Ltd	59,943
1,500	Singapore Exchange Ltd	9,687
279,000	StarHub Ltd	219,425
1,600	United Overseas Bank Ltd	35,465
50,400	Venture Corp Ltd	641,825
130,000	Wilmar International Ltd	379,815
3,538,977	Yangzijiang Financial Holding Ltd *	918,218
6,663,077	Yangzijiang Shipbuilding Holdings Ltd	6,375,227
463,600	Yanlord Land Group Ltd	375,234

	Total Singapore	26,046,506

	South Africa — 1.1%
699,139	Absa Group Ltd	7,548,323
39,872	AECI Ltd	202,507
86,854	African Rainbow Minerals Ltd	1,202,135
58,694	Anglo American Platinum Ltd	3,245,569
3,954	Aspen Pharmacare Holdings Ltd	30,532
25,568	Astral Foods Ltd	227,536
38,186	AVI Ltd	158,098
79,908	Barloworld Ltd	398,245

Shares	Description	Value ($)
	South Africa — continued
200,108	Bidvest Group Ltd (The)	2,551,748
270,454	Blue Label Telecoms Ltd *	66,838
8,098	Capitec Bank Holdings Ltd	772,584
3,737	Clicks Group Ltd	54,441
1,800	Drdgold Ltd ADR Sponsored ADR	13,176
4,274	Exxaro Resources Ltd	46,780
845,143	FirstRand Ltd	3,014,424
79,173	Foschini Group Ltd (The)	437,307
263,953	Impala Platinum Holdings Ltd	2,464,499
24,044	Investec Ltd	153,833
161,073	Kumba Iron Ore Ltd	4,200,441
120,662	Lewis Group Ltd	273,874
74,229	Motus Holdings Ltd	447,766
115,175	Mr Price Group Ltd	955,157
197,199	MTN Group Ltd	1,553,819
1,908	Naspers Ltd	335,510
78,892	Ninety One Ltd	197,823
714,975	Old Mutual Ltd	463,764
10,559	Omnia Holdings Ltd	34,348
1,081,361	Pepkor Holdings Ltd	1,104,515
65,074	Reunert Ltd	210,198
91,876	Sanlam Ltd	298,999
3,420	Santam Ltd	55,046
246,480	Sappi Ltd	655,830
21,903	Sasol Ltd	321,173
2,402	Shoprite Holdings Ltd	29,086
862,723	Sibanye Stillwater Ltd	1,741,895
89,800	Sibanye Stillwater Ltd ADR	727,380
21,584	Telkom SA SOC Ltd *	45,033
32,468	Thungela Resources Ltd (c)	377,514
22,802	Thungela Resources Ltd (c)	263,183
51,308	Tiger Brands Ltd	620,163
478,516	Truworths International Ltd	1,541,033
80,115	Tsogo Sun Gaming Ltd	51,951
131,583	Vodacom Group Ltd	906,826
457,819	Woolworths Holdings Ltd	1,919,659
101,898	Zeda Ltd *	66,915

	Total South Africa	41,987,476

	South Korea — 2.9%
1,902	BGF retail Co Ltd	260,144
23,701	BH Co Ltd	423,022
269,005	BNK Financial Group Inc	1,361,431
483	Caregen Co Ltd	64,365
27,528	Cheil Worldwide Inc	416,202
15,424	Coway Co Ltd	622,294
4,096	Daeduck Electronics Co Ltd	64,846
2,765	Daihan Pharmaceutical Co Ltd	61,493
6,562	Daou Data Corp	240,527
5,655	DB HiTek Co Ltd	193,192
6,618	DB Insurance Co Ltd	385,128
483	Dentium Co Ltd *	44,113
26,994	DGB Financial Group Inc	161,145

77	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	South Korea — continued
274,760	Dongwon Development Co Ltd	668,948
12,170	E-MART Inc	1,029,459
4,584	Fila Holdings Corp	135,051
41,751	GS Holdings Corp	1,283,228
1,646	HAESUNG DS Co Ltd	49,903
121,451	Hana Financial Group Inc	4,165,435
11,389	Handsome Co Ltd	221,258
80,851	Hankook Tire & Technology Co Ltd	2,274,303
69,615	HDC Hyundai Development Co-Engineering & Construction *	544,604
10,446	HMM Co Ltd *	177,719
7,232	Huchems Fine Chemical Corp	110,359
26,812	Humasis Co Ltd *	299,769
9,236	Hyundai Department Store Co Ltd	378,828
22,554	Hyundai Engineering & Construction Co Ltd	619,801
16,950	Hyundai Glovis Co Ltd	2,029,967
2,982	Hyundai Home Shopping Network Corp	116,099
17,812	Hyundai Marine & Fire Insurance Co Ltd	473,962
32,764	Hyundai Mobis Co Ltd	5,262,679
5,444	Industrial Bank of Korea	42,690
1,070	Innox Advanced Materials Co Ltd	31,461
14,726	INTOPS Co Ltd	311,860
64,794	JB Financial Group Co Ltd	452,436
19,162	KB Financial Group Inc	742,126
13,500	KB Financial Group Inc ADR	520,155
8,906	KC Co Ltd	135,747
3,229	KC Tech Co Ltd	43,340
2,072	KCC Glass Corp	63,649
286,240	Kia Corp	16,267,053
1,243	KIWOOM Securities Co Ltd *	96,866
3,450	Korea Petrochemical Ind Co Ltd *	453,098
3,065	Korea Zinc Co Ltd	1,353,336
54,413	KT Skylife Co Ltd	329,568
209,520	KT&G Corp	14,059,628
17,465	Kumho Petrochemical Co Ltd *	2,076,684
23,897	LG Corp	1,486,826
96,594	LG Electronics Inc	8,101,896
26,313	LOTTE Fine Chemical Co Ltd	1,153,925
5,172	LOTTE Himart Co Ltd	51,877
34,592	LX International Corp	818,393
11,323	LX Semicon Co Ltd	789,942
2,694	MegaStudyEdu Co Ltd	140,670
43,615	Meritz Securities Co Ltd	231,444
400	NCSoft Corp	131,245
6,196	NH Investment & Securities Co Ltd *	44,474
373	NongShim Co Ltd	103,218
5,544	Orion Corp	524,042
11,034	POSCO Holdings Inc	2,659,450
114,100	POSCO Holdings Inc Sponsored ADR	6,958,959
5,021	PSK Inc	67,188
971	S-1 Corp	41,398
189,052	Samsung Electronics Co Ltd	8,650,053

Shares	Description	Value ($)
	South Korea — continued
3,408	Samsung Electronics Co Ltd GDR (Registered)	3,900,170
310	Samsung Fire & Marine Insurance Co Ltd	50,278
6,155	Samsung SDS Co Ltd	582,110
6,658	Samsung Securities Co Ltd	168,499
562	Samyang Foods Co Ltd	50,618
38,626	SD Biosensor Inc	670,707
21,431	Seegene Inc	394,382
2,649	SFA Engineering Corp	71,883
100,683	Shinhan Financial Group Co Ltd	2,956,558
583	Shinsegae Inc	89,839
81,274	SK Square Co Ltd *	2,353,271
11,728	SL Corp *	241,664
1,507	SNT Motiv Co Ltd	54,932
548	Soulbrain Co Ltd	96,698
162	Taekwang Industrial Co Ltd *	95,727
664	Unid Btplus Co Ltd *	4,802
1,120	Unid Co Ltd	69,200
370,368	Woori Financial Group Inc	3,414,414
122,515	Woori Technology Investment Co Ltd *	439,446
193	Young Poong Corp *	90,951
24,451	Youngone Corp *	787,267

	Total South Korea	109,657,387

	Spain — 1.7%
515,004	Acerinox SA	5,655,147
7,068	ACS Actividades de Construccion y Servicios SA	214,270
77,248	Amadeus IT Group SA * (a)	4,857,573
3,111	Atresmedia Corp de Medios de Comunicacion SA	11,326
2,313,705	Banco Bilbao Vizcaya Argentaria SA	17,984,492
8,108,420	Banco de Sabadell SA	10,591,182
2,176,685	Banco Santander SA	8,570,489
207,700	Bankinter SA	1,461,021
39,573	CaixaBank SA	169,921
63,435	Cia de Distribucion Integral Logista Holdings SA (a)	1,531,412
163,425	Ence Energia y Celulosa SA	623,674
17,207	Faes Farma SA	62,849
2,936	Grupo Catalana Occidente SA	95,867
8,503	Iberdrola SA (a)	97,473
141,572	Industria de Diseno Textil SA (a)	4,361,370
16,471	Mediaset Espana Comunicacion SA *	57,381
552,904	Repsol SA	8,744,087
98,304	Unicaja Banco SA	125,933

	Total Spain	65,215,467

	Sweden — 0.6%
40,186	Betsson AB – Class B* (a)	360,877
526,235	Fastighets AB Balder – B Shares*	2,603,213
26,971	Industrivarden AB – A Shares (a)	741,366
112,639	Industrivarden AB – C Shares	3,088,184
139,259	Investor AB – A Shares	2,854,651

See accompanying notes to the financial statements.	78

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Sweden — continued
16,636	Investor AB – B Shares (a)	321,347
25,683	Inwido AB	284,847
211,613	Kinnevik AB – Class B*	3,147,081
39,072	New Wave Group AB – B Shares	685,424
91,699	Skanska AB – B Shares	1,666,538
698,932	SSAB AB – A Shares	5,081,156
75,229	SSAB AB – B Shares	514,597
72,473	Svenska Cellulosa AB SCA – Class B	1,011,390

	Total Sweden	22,360,671

	Switzerland — 0.9%
172,810	Adecco Group AG (Registered)	6,161,761
1,396	Cie Financiere Richemont SA – Class A (Registered) (a)	210,930
1,926	DKSH Holding AG	156,723
483	Gurit Holding AG	50,246
108,204	Logitech International SA (Registered)	5,910,151
6,653	Mobilezone Holding AG (Registered)	122,747
30,661	Roche Holding AG – Genusschein (a)	8,840,758
363	Swatch Group AG (The)	126,322
7,554	u-blox Holding AG *	810,775
328,044	UBS Group AG (Registered) (a)	7,130,113
2,982	Zehnder Group AG – Class RG	231,285
5,189	Zurich Insurance Group AG (a)	2,461,419

	Total Switzerland	32,213,230

	Taiwan — 3.6%
30,000	Acer Inc	24,877
3,774	Acter Group Corp Ltd	14,817
7,000	Advantech Co Ltd	81,200
748,235	AmTRAN Technology Co Ltd	261,737
293,100	ASE Technology Holding Co Ltd ADR	2,101,527
71,000	Asia Cement Corp	104,096
698,672	Asustek Computer Inc	6,328,121
58,000	Aten International Co Ltd	154,969
1,119,000	Catcher Technology Co Ltd	6,762,155
1,080,019	Cathay Financial Holding Co Ltd	1,531,564
106,673	Chailease Holding Co Ltd	781,880
502,490	Chicony Electronics Co Ltd	1,509,341
502,000	Chipbond Technology Corp	1,104,114
134,000	ChipMOS Technologies Inc	159,480
113,540	Chong Hong Construction Co Ltd	283,392
5,000	Chroma ATE Inc	30,108
1,015,000	Compal Electronics Inc	802,712
145,080	Coretronic Corp	305,691
12,000	Delta Electronics Inc	112,269
13,000	Elan Microelectronics Corp	46,021
1,057,000	Evergreen Marine Corp Taiwan Ltd	5,401,519
535,000	Far EasTone Telecommunications Co Ltd	1,207,200
271,000	Farglory Land Development Co Ltd	523,675
170,340	First Financial Holding Co Ltd	149,274
100,709	FLEXium Interconnect Inc *	323,980
35,000	Formosa Advanced Technologies Co Ltd	49,266

Shares	Description	Value ($)
	Taiwan — continued
6,000	Formosa International Hotels Corp	61,456
615,000	Formosa Plastics Corp	1,825,669
356,000	Foxconn Technology Co Ltd	647,386
1,868,148	Fubon Financial Holding Co Ltd	3,653,002
12,000	Fusheng Precision Co Ltd	97,585
26,000	Getac Technology Corp	41,805
792,000	Grand Pacific Petrochemical	514,896
700,160	HannStar Display Corp *	292,431
16,000	Holtek Semiconductor Inc	38,685
4,439,406	Hon Hai Precision Industry Co Ltd	14,685,562
207,000	Huaku Development Co Ltd	625,426
26,941	International Games System Co Ltd	443,886
3,000	King Slide Works Co Ltd	40,914
217,000	King’s Town Bank Co Ltd	242,089
148,000	Kung Long Batteries Industrial Co Ltd	679,123
63,000	Largan Precision Co Ltd	4,529,073
1,084,000	Lite-On Technology Corp	2,466,674
11,000	Makalot Industrial Co Ltd	76,986
237,000	MediaTek Inc	5,564,528
58,039	Mercuries Life Insurance Co Ltd *	10,220
559,000	Micro-Star International Co Ltd	2,493,741
489,000	Mitac Holdings Corp	505,214
322,000	Nan Ya Plastics Corp	792,257
276,502	Nantex Industry Co Ltd	392,735
330,000	Nanya Technology Corp	628,160
6,000	Nien Made Enterprise Co Ltd	63,883
236,000	Novatek Microelectronics Corp	3,118,882
81,000	Phison Electronics Corp	922,331
1,709,566	Pou Chen Corp	1,873,249
32,000	Powertech Technology Inc	92,530
321,000	Primax Electronics Ltd	624,025
4,880	Quanta Computer Inc	12,773
595,263	Radiant Opto-Electronics Corp	2,054,968
15,000	Raydium Semiconductor Corp	201,051
11,000	Realtek Semiconductor Corp	135,608
635,000	Ruentex Industries Ltd	1,401,419
19,031	Shanghai Commercial & Savings Bank Ltd (The)	29,543
132,280	Shin Zu Shing Co Ltd	385,524
128,000	Shinkong Insurance Co Ltd	211,609
211,133	Silicon Motion Technology Corp ADR	14,192,360
99,000	Simplo Technology Co Ltd	956,366
10,000	Soft-World International Corp	26,357
292,000	Syncmold Enterprise Corp	588,727
43,000	Synnex Technology International Corp	87,737
13,000	T3EX Global Holdings Corp	29,432
24,311	Tah Hsin Industrial Corp	57,224
49,000	TaiDoc Technology Corp	304,265
10,000	Taiwan Hon Chuan Enterprise Co Ltd	31,587
187,000	Taiwan Semiconductor Manufacturing Co Ltd	3,093,708
151,125	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	13,158,454
96,000	Taiwan Union Technology Corp	184,271

79	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Taiwan — continued
5,000	Thinking Electronic Industrial Co Ltd	23,136
122,699	TOPBI International Holdings Ltd *	65,583
289,000	Transcend Information Inc	664,151
223,000	Tripod Technology Corp	763,727
16,000	Tung Ho Steel Enterprise Corp	31,186
121,681	United Integrated Services Co Ltd	897,078
304,000	Universal Inc	239,285
840,400	Wan Hai Lines Ltd	2,174,974
445,000	Winbond Electronics Corp	333,146
1,669,000	Wistron Corp	1,808,324
389,000	WPG Holdings Ltd	628,786
14,000	WT Microelectronics Co Ltd	29,738
3,232,000	Yang Ming Marine Transport Corp	6,802,614
239,000	Youngtek Electronics Corp	495,272
4,082,290	Yuanta Financial Holding Co Ltd	3,035,392
194,000	Zhen Ding Technology Holding Ltd	710,174

	Total Taiwan	134,044,937

	Thailand — 0.8%
5,829,700	AP Thailand Pcl NVDR	2,044,596
1,424,900	Bangkok Bank Pcl NVDR	6,590,695
159,400	Bangkok Dusit Medical Services Pcl NVDR	126,260
275,400	Central Retail Corp Pcl NVDR	348,464
131,900	CP ALL Pcl (Foreign Registered)	231,338
42,300	CP ALL Pcl NVDR	74,190
226,000	GFPT Pcl NVDR	78,016
46,700	Kasikornbank Pcl (Foreign Registered)	180,985
1,491,400	Kasikornbank Pcl NVDR	5,779,905
20,727,800	Krung Thai Bank Pcl NVDR	10,145,360
159,808	Pruksa Holding Pcl (Foreign Registered)	61,037
565,380	Pruksa Holding Pcl NVDR	215,942
236,200	PTG Energy Pcl NVDR	93,545
390,700	PTT Exploration & Production Pcl NVDR	1,653,616
122,800	Regional Container Lines Pcl NVDR	108,532
8,706,500	Sansiri Pcl NVDR	470,397
849,700	SC Asset Corp Pcl (Foreign Registered)	111,532
207,800	Somboon Advance Technology Pcl NVDR	121,107
811,300	Sri Trang Gloves Thailand Pcl NVDR	254,709
272,400	Thai Oil Pcl NVDR	388,459
208,230	Thai Vegetable Oil Pcl NVDR	164,980

	Total Thailand	29,243,665

	Turkey — 0.7%
8,381,194	Akbank TAS	7,749,885
41,621	Arcelik AS	262,730
720,844	Aselsan Elektronik Sanayi Ve Ticaret AS	2,104,219
44,546	Dogus Otomotiv Servis ve Ticaret AS	398,483
63,456	Enerjisa Enerji AS	108,036
2,366,456	Haci Omer Sabanci Holding AS	5,460,087
430,205	KOC Holding AS	1,762,135
181,208	Koza Anadolu Metal Madencilik Isletmeleri AS *	437,080

Shares	Description	Value ($)
	Turkey — continued
15,811	Mavi Giyim Sanayi Ve Ticaret AS – Class B	87,558
309,451	Turkcell Iletisim Hizmetleri AS	521,656
1,331,180	Turkiye Garanti Bankasi AS	1,638,267
518,983	Turkiye Is Bankasi AS – Class C	311,461
345,703	Turkiye Sinai Kalkinma Bankasi AS *	72,505
810,760	Vestel Beyaz Esya Sanayi ve Ticaret AS	529,617
11,791,916	Yapi ve Kredi Bankasi AS	6,249,115

	Total Turkey	27,692,834

	Ukraine — 0.0%
36,516	Kernel Holding SA *	165,297

	United Arab Emirates — 0.0%
1,468,209	Abu Dhabi National Oil Co for Distribution PJSC	1,725,105
21,065	Emaar Development PJSC *	27,104

	Total United Arab Emirates	1,752,209

	United Kingdom — 4.0%
438,869	3i Group Plc	8,586,138
8,019	AG Barr Plc	53,627
87,261	Anglo American Plc	3,015,279
74,042	BAE Systems Plc (a)	799,668
278,407	Balfour Beatty Plc	1,222,238
16,420	Bank of Georgia Group Plc	552,920
118,531	Barclays Plc	248,748
15,600	Barclays Plc Sponsored ADR	131,976
1,307,597	Barratt Developments Plc	7,351,931
112,297	Bellway Plc	2,993,866
181,035	Berkeley Group Holdings Plc (The)	9,113,055
858,496	BP Plc (a)	5,641,631
217,500	BP Plc Sponsored ADR (a)	8,613,000
77,094	British American Tobacco Plc (a)	2,917,681
145,600	British American Tobacco Plc Sponsored ADR (a)	5,541,536
5,230,676	BT Group Plc	8,768,993
34,762	Bunzl Plc (a)	1,238,601
33,473	Burberry Group Plc	993,966
1,772,005	Centrica Plc (a)	2,236,155
1,567	Clarkson Plc (a)	62,231
254,637	Coca-Cola HBC AG *	6,521,102
320,119	Compass Group Plc (a)	7,395,320
77,759	Crest Nicholson Holdings Plc	228,512
6,596	EMIS Group Plc	148,484
30,601	Evraz Plc (d)	753
833,847	Ferrexpo Plc	1,477,578
858,538	Glencore Plc (a)	5,118,484
170,300	Haleon Plc ADR * (a)	1,341,964
107,355	Halfords Group Plc	271,527
64,838	Harbour Energy Plc	226,228
12,700	HSBC Holdings Plc Sponsored ADR (a)	486,537
243,050	IG Group Holdings Plc	2,346,331
249,209	Imperial Brands Plc (a)	6,003,759

See accompanying notes to the financial statements.	80

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United Kingdom — continued
915	Indivior Plc *	16,764
27,836	International Personal Finance Plc	32,299
322,374	Investec Plc	2,053,216
11,440	Keller Group Plc	111,214
1,377,808	Kingfisher Plc	4,764,952
405,455	Legal & General Group Plc (a)	1,248,030
382,150	Lloyds Banking Group Plc	241,339
561,363	M&G Plc	1,445,831
29,999	Morgan Sindall Group Plc	647,650
28,652	NatWest Group Plc	100,653
265,891	OSB Group Plc	1,784,067
12,499	Paragon Banking Group Plc	89,624
154,226	Persimmon Plc	2,689,496
163,212	Plus500 Ltd	3,520,764
102,635	Redde Northgate Plc (a)	499,310
291,855	Redrow Plc	1,793,542
340,816	S4 Capital Plc *	840,103
169,799	Serica Energy Plc	528,860
339,545	Shell Plc (a)	10,284,266
104,869	Spirent Communications Plc	268,291
61,535	Standard Chartered Plc	582,256
1,496,695	Taylor Wimpey Plc	2,213,967
10,766	TBC Bank Group Plc	321,241
54,111	Unilever Plc (a)	2,694,050
53,102	Vesuvius Plc	263,474
543,900	Vodafone Group Plc Sponsored ADR (a)	6,510,483
26,057	Wincanton Plc	98,033
205,906	WPP Plc (a)	2,532,474

	Total United Kingdom	149,826,068

	United States — 25.2%
44,900	3M Co. (a)	4,837,526
252,059	Activision Blizzard, Inc. (a)	19,219,499
2,500	Adtalem Global Education, Inc. * (a)	97,800
17,805	ADTRAN Holdings, Inc.	310,697
61,232	Aemetis, Inc. *	218,598
148,490	Aerojet Rocketdyne Holdings, Inc. *	8,365,927
16,600	AGCO Corp. (a)	2,337,446
561,275	Albertsons Cos., Inc. – Class A	11,158,147
14,100	Alcoa Corp.	690,054
2,500	Alliance Data Systems Corp.	102,675
201,600	Ally Financial, Inc.	6,058,080
43,719	Alphabet, Inc. – Class A* (a)	3,937,333
11,200	Alphabet, Inc. – Class C* (a)	1,011,360
57,600	Ameresco, Inc. – Class A*	2,531,520
31,427	American Express Co. (a)	5,467,984
1,888,723	Anchor Hocking Holdings, Inc. (d)	1,548,753
4,600	Apollo Commercial Real Estate Finance, Inc. (REIT)	52,854
19,700	Applied Materials, Inc. (a)	2,288,155
63,400	Arrow Electronics, Inc. *	7,480,566
2,000	Aspen Technology, Inc. * (a)	424,020
304,600	AT&T, Inc. (a)	5,759,986
3,100	Atkore, Inc. *	452,662

Shares	Description	Value ($)
	United States — continued
1,000	AutoNation, Inc. *	136,510
4,800	Avnet, Inc.	214,608
155,100	Bank of America Corp. (a)	5,319,930
37,800	Bank of New York Mellon Corp. (The) (a)	1,923,264
69,800	Best Buy Co., Inc. (a)	5,801,078
20,500	Biogen, Inc. * (a)	5,532,130
12,700	Bio-Rad Laboratories, Inc. – Class A*	6,068,568
136,400	Black Knight, Inc. * (a)	8,129,440
2,178	Booking Holdings, Inc. * (a)	5,497,272
274,745	BorgWarner, Inc.	13,814,179
45,700	Bristol-Myers Squibb Co. (a)	3,151,472
99,576	Bruin Blocker LLC (e)	57,226
5,900	Brunswick Corp.	515,778
15,600	Cabot Oil & Gas Corp.	389,532
12,200	California Resources Corp.	514,840
66,000	Capital One Financial Corp. (a)	7,199,280
15,233	CarMax, Inc. * (a)	1,051,686
150,700	Carrier Global Corp. (a)	6,786,021
3,800	Carter’s, Inc.	286,482
66,900	CBRE Group, Inc. – Class A* (a)	5,695,866
105,000	Centene Corp. * (a)	7,182,000
40,097	Chevron Corp. (a)	6,446,395
9,600	Cigna Group (The) (a)	2,804,160
77,000	Cisco Systems, Inc. (a)	3,728,340
192,400	Citigroup, Inc. (a)	9,752,756
15,100	Citizens Financial Group, Inc.	630,576
216,800	Clean Energy Fuels Corp. *	1,214,080
330,100	Cleveland-Cliffs, Inc. * (a)	7,041,033
100,600	Cognizant Technology Solutions Corp. – Class A (a)	6,300,578
241,600	Comcast Corp. – Class A (a)	8,980,272
24,500	ConocoPhillips (a)	2,532,075
31,209	Coupa Software, Inc. * (a)	2,526,993
39,200	Crowdstrike Holdings, Inc. – Class A* (a)	4,731,048
161,682	CSX Corp. (a)	4,929,684
1,600	Cummins, Inc. (a)	388,928
94,100	CVS Health Corp. (a)	7,861,114
121,170	Darling Ingredients, Inc. *	7,666,426
2,400	Deere & Co. (a)	1,006,176
139,700	Dell Technologies, Inc. – Class C (a)	5,677,408
38,100	Discover Financial Services (a)	4,267,200
405,100	DISH Network Corp. – Class A*	4,622,191
85,800	DR Horton, Inc. (a)	7,934,784
6,100	DXC Technology Co. * (a)	169,214
170,000	eBay, Inc. (a)	7,803,000
3,800	Elevance Health, Inc. (a)	1,784,746
2,400	Encore Wire Corp.	463,224
60,449	EOG Resources, Inc.	6,831,946
167,587	Evoqua Water Technologies Corp. *	8,138,025
59,500	Exxon Mobil Corp. (a)	6,539,645
26,800	FedEx Corp. (a)	5,446,296
7,900	Ferguson Plc (a)	1,138,390
182,400	Fidelity National Financial, Inc. (a)	7,270,464
235,960	First Horizon Corp.	5,844,729

81	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United States — continued
37,300	Flex Ltd. *	848,948
16,900	Foot Locker, Inc.	738,868
706,400	Ford Motor Co. (a)	8,526,248
90,100	Fortune Brands Innovations, Inc.	5,581,695
54,300	Fox Corp. – Class A (a)	1,901,586
279,894	Fox Corp. – Class B	9,026,581
211,500	Franklin Resources, Inc. (a)	6,232,905
50,400	Freeport-McMoRan, Inc. (a)	2,064,888
24,900	Gap, Inc. (The)	323,949
6,500	Garmin Ltd.	637,845
8,800	Generac Holdings, Inc. *	1,056,088
229,600	General Motors Co.	8,894,704
33,500	Gilead Sciences, Inc. (a)	2,697,755
229,518	Globus Medical, Inc. – Class A* (a)	13,390,080
9,800	Goldman Sachs Group, Inc. (The) (a)	3,446,170
194,344	GrafTech International Ltd.	1,098,044
400	Graham Holdings Co. – Class B (a)	250,664
118,065	Green Plains, Inc. *	4,093,313
700	Group 1 Automotive, Inc.	154,749
18,200	H&R Block, Inc. (a)	669,760
76,000	Hanesbrands, Inc.	431,680
4,500	Hartford Financial Services Group, Inc. (The) (a)	352,260
5,600	Hasbro, Inc.	308,056
36,178	HEICO Corp. – Class A	4,708,567
3,600	Henry Schein, Inc. * (a)	281,916
37,200	Hess Corp.	5,010,840
85,300	Hewlett Packard Enterprise Co.	1,331,533
30,972	Hilton Worldwide Holdings, Inc. (a)	4,475,764
1,800	HNI Corp.	56,250
98,370	Horizon Therapeutics Plc *	10,770,531
291,300	HP, Inc.	8,599,176
76,200	Huntington Bancshares, Inc.	1,167,384
11,200	Huntsman Corp.	328,608
240,135	IAA, Inc. *	9,823,923
79,500	Incyte Corp. *	6,119,910
412,200	Intel Corp. (a)	10,276,146
50,932	Intercontinental Exchange, Inc. (a)	5,184,878
78,300	International Business Machines Corp. (a)	10,124,190
167,900	Invesco Ltd.	2,965,114
40,700	Janus Henderson Group Plc	1,117,622
44,000	Jazz Pharmaceuticals Plc *	6,177,600
4,000	Jefferies Financial Group, Inc.	151,160
17,700	Johnson & Johnson (a)	2,712,702
43,300	JPMorgan Chase & Co. (a)	6,207,055
11,700	KeyCorp.	213,993
376,100	Kinder Morgan, Inc.	6,416,266
61,100	Knight-Swift Transportation Holdings, Inc. (a)	3,472,924
25,600	Kohl’s Corp.	717,824
800	Korn Ferry	44,712
1,070,100	Kosmos Energy Ltd. *	8,421,687
183,200	Kraft Heinz Co. (The) (a)	7,133,808
12,600	Kroger Co. (The) (a)	543,564

Shares	Description	Value ($)
	United States — continued
13,700	Kulicke & Soffa Industries, Inc.	730,210
31,600	Laboratory Corp. of America Holdings (a)	7,563,776
5,767	Lam Research Corp. (a)	2,802,820
80,171	Las Vegas Sands Corp. * (a)	4,607,427
7,200	La-Z-Boy, Inc.	233,136
3,100	Lear Corp.	432,915
76,300	Lennar Corp. – Class A (a)	7,381,262
173,815	Liberty Broadband Corp. – Class C*	15,064,546
511,537	Liberty Global Plc – Class A*	10,481,393
71,800	Liberty Global Plc – Class C*	1,525,750
41,543	Liberty Media Corp.-Liberty Formula One – Class A*	2,524,153
120,000	Lincoln National Corp.	3,806,400
1,100	Lithia Motors, Inc.	280,698
125,209	Livent Corp. *	2,936,151
1,531,800	Lumen Technologies, Inc.	5,208,120
70,700	LyondellBasell Industries NV – Class A (a)	6,786,493
38,500	Macy’s, Inc.	787,710
11,300	ManpowerGroup, Inc.	959,144
22,000	Marathon Oil Corp.	553,300
2,100	Marcus & Millichap, Inc.	72,177
3,438	Markel Corp. * (a)	4,572,059
22,600	Match Group, Inc. * (a)	936,092
1,400	Matson, Inc. (a)	93,114
17,100	Medtronic Plc (a)	1,415,880
30,500	Merck & Co., Inc. (a)	3,240,320
105,998	Meta Platforms, Inc. – Class A* (a)	18,543,290
28,500	MetLife, Inc. (a)	2,044,305
205,957	Micron Technology, Inc. (a)	11,908,434
48,100	Mohawk Industries, Inc. *	4,947,085
126,500	Molson Coors Brewing Co. – Class B (a)	6,728,535
165,100	Mosaic Co. (The) (a)	8,781,669
1,288,200	NII Holdings, Inc. (e)	450,870
3,600	Nordstrom, Inc.	70,128
10,500	Northern Trust Corp. (a)	1,000,335
150,100	NRG Energy, Inc. (a)	4,921,779
41,200	Nucor Corp. (a)	6,898,528
100	NVR, Inc. *	517,362
117,000	Occidental Petroleum Corp.	6,851,520
14,700	Oracle Corp. (a)	1,284,780
33,615	Otis Worldwide Corp. (a)	2,844,501
81,000	Ovintiv, Inc.	3,464,370
11,800	Owens Corning	1,153,922
335,000	Paramount Global – Class B (a)	7,175,700
91,900	PayPal Holdings, Inc. * (a)	6,763,840
755,227	Pershing Square Tontine Holdings Ltd. * (e)	75,523
113,100	Pfizer, Inc. (a)	4,588,467
4,500	Phillips 66	461,520
8,100	PNC Financial Services Group, Inc.	1,279,152
305,744	PNM Resources, Inc. (a)	14,981,456
12,400	PotlatchDeltic Corp. (REIT) (a)	572,384
13,000	Principal Financial Group, Inc. (a)	1,164,280
90,200	Prudential Financial, Inc. (a)	9,020,000
129,600	PulteGroup, Inc.	7,085,232

See accompanying notes to the financial statements.	82

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United States — continued
15,500	PVH Corp.	1,243,720
30,800	QUALCOMM, Inc. (a)	3,804,724
35,300	Radian Group, Inc.	753,655
2,300	Ralph Lauren Corp.	271,837
58,280	Raytheon Technologies Corp. (a)	5,716,685
11,800	Regeneron Pharmaceuticals, Inc. * (a)	8,972,956
59,200	Regions Financial Corp.	1,380,544
5,000	Reliance Steel & Aluminum Co. (a)	1,239,200
704,283	Resolute Forest Products, Inc. * (c)	15,437,883
20,500	Resolute Forest Products, Inc. * (c)	449,663
500	Robert Half International, Inc. (a)	40,310
33,000	Samsonite International SA *	92,612
5,800	Schneider National, Inc. – Class B (a)	162,748
46,937	Sensata Technologies Holding Plc	2,374,073
8,800	Sitio Royalties Corp. – Class A	206,888
30,600	Skyworks Solutions, Inc.	3,414,042
5,500	SolarEdge Technologies, Inc. *	1,748,560
298,457	Southeastern Grocers, Inc. * (d)	6,640,668
116,593	Sportsman’s Warehouse Holdings, Inc. *	1,048,171
25,700	SS&C Technologies Holdings, Inc. (a)	1,508,590
4,400	Stanley Black & Decker, Inc.	376,684
19,100	State Street Corp. (a)	1,693,788
62,800	Steel Dynamics, Inc. (a)	7,919,708
4,500	Stewart Information Services Corp.	191,205
162,852	Sunrun, Inc. *	3,914,962
210,500	Synchrony Financial (a)	7,516,955
13,500	Tapestry, Inc.	587,385
12,300	Taylor Morrison Home Corp. – Class A*	440,709
460,393	TEGNA, Inc.	8,010,838
51,400	Textron, Inc. (a)	3,728,042
3,700	TRI Pointe Homes, Inc. *	88,208
5,869	TRU TAJ Liquidation Unit Trust/TRU TAJ Finance, Inc. (d)	59
160,204	TRU TAJ LLC/TRU TAJ Finance, Inc. (d)	780,994
26,300	Truist Financial Corp.	1,234,785
126,200	Tyson Foods, Inc. – Class A (a)	7,476,088
320,078	Umpqua Holdings Corp.	5,652,577
25,208	Union Pacific Corp. (a)	5,225,114
1,100	Universal Corp.	55,649
43,300	Universal Health Services, Inc. – Class B (a)	5,783,581
6,600	Unum Group	294,030
108,653	US Bancorp	5,186,008
700	USANA Health Sciences, Inc. *	42,546
297,200	Verizon Communications, Inc. (a)	11,534,332
18,100	Vertex Pharmaceuticals, Inc. * (a)	5,254,249
9,500	VF Corp.	235,790
641,200	Viatris, Inc.	7,309,680
79,989	VMware, Inc. – Class A* (a)	8,809,189
163,400	Walgreens Boots Alliance, Inc. (a)	5,805,602
193,377	Warner Bros Discovery, Inc. * (a)	3,020,549
134,607	Wells Fargo & Co. (a)	6,295,569
473,600	Western Union Co. (The) (a)	6,137,856
126,300	Western Digital Corp. *	4,860,024
44,300	Westlake Corp.	5,277,902

Shares	Description	Value ($)
	United States — continued
107,060	Westmoreland Mining Holdings (e)	321,180
42,100	Whirlpool Corp.	5,808,958
2,200	Williams-Sonoma, Inc.	274,824
8,700	Xerox Holdings Corp.	143,463
7,200	Zions Bancorp NA	364,464
88,200	Zoom Video Communications, Inc. – Class A* (a)	6,578,838

	Total United States	940,687,109

	Vietnam — 0.2%
562,800	Duc Giang Chemicals JSC	1,186,347
143,300	IDICO Corp JSC	231,611
41,500	PetroVietnam Ca Mau Fertilizer JSC	41,033
42,900	PetroVietnam Fertilizer & Chemicals JSC	63,176
111,100	PetroVietnam Technical Services Corp	121,049
35,000	Pha Lai Thermal Power JSC	21,806
1,038,200	SSI Securities Corp	797,483
385,200	Vietnam Dairy Products JSC	1,224,228
1,238,400	Vietnam Joint Stock Commercial Bank for Industry and Trade *	1,427,878
3,669,600	VNDirect Securities Corp	2,077,357

	Total Vietnam	7,191,968

	TOTAL COMMON STOCKS (COST $3,400,429,416)	2,990,196,860

	PREFERRED STOCKS (g) — 1.9%
	Brazil — 1.3%
1,828,478	Bradespar SA	9,660,240
785,419	Cia Energetica de Minas Gerais	1,572,203
49,150	Cia Energetica de Minas Gerais Sponsored ADR (a)	95,842
2,300	Cia Ferro Ligas da Bahia	25,239
1,797,700	Cia Paranaense de Energia – Class B	2,420,763
551,000	Gerdau SA	3,013,137
863,804	Gerdau SA Sponsored ADR	4,725,008
21,600	Itau Unibanco Holding SA	104,917
653,900	Itau Unibanco Holding SA Sponsored ADR	3,145,259
300,800	Itausa SA	472,850
237,200	Metalurgica Gerdau SA	569,956
2,726,200	Petroleo Brasileiro SA	13,142,956
920,480	Petroleo Brasileiro SA Sponsored ADR	8,983,885
9,900	Unipar Carbocloro SA – Class B	149,934

	Total Brazil	48,082,189

	Chile — 0.1%
34,984	Embotelladora Andina SA – Class B	86,026
45,100	Sociedad Quimica y Minera de Chile SA Sponsored ADR	4,002,625

	Total Chile	4,088,651

83	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Germany — 0.2%
48,969	Bayerische Motoren Werke AG	4,638,143
4,088	Draegerwerk AG & Co KGaA	178,274
3,461	Villeroy & Boch AG	72,649
29,854	Volkswagen AG (a)	4,063,893

	Total Germany	8,952,959

	Russia — 0.0%
15,222	Bashneft PJSC (d)	1,637
79,750	Nizhnekamskneftekhim PJSC (d)	908
49,530	Sberbank of Russia PJSC * (d) (f)	1,105
20,862,000	Surgutneftegas PJSC (d)	77,360
12,313	Tatneft PJSC (d)	547
337	Transneft PJSC (d)	4,109

	Total Russia	85,666

	South Korea — 0.3%
5,895	Hyundai Motor Co GDR (Registered)	206,348
6,750	LG Electronics Inc	242,021
216,689	Samsung Electronics Co Ltd	8,737,774
1,358	Samsung Electronics Co Ltd GDR (Registered)	1,378,304

	Total South Korea	10,564,447

	Taiwan — 0.0%
68,864	Chailease Holding Co Ltd	224,963

	United States — 0.0%
39	Gulfport Energy Corp. (e)	183,300

	TOTAL PREFERRED STOCKS (COST $90,596,661)	72,182,175

	RIGHTS/WARRANTS — 0.0%
	Canada — 0.0%
222,285	Clementia Pharmaceuticals Inc * (e)	222

	United States — 0.0%
408,963	Bristol-Myers Squibb Co. CVR * (e)	756,582
50,914	Contra Abiomed, Inc. * (e)	89,099

	Total United States	845,681

	TOTAL RIGHTS/WARRANTS (COST $1,235,833)	845,903

	INVESTMENT FUNDS — 0.3%
	United States — 0.3%
4,418,828	Altaba, Inc. (e)	10,295,869

	TOTAL INVESTMENT FUNDS (COST $5,265,822)	10,295,869

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 30.8%
	Austria — 0.1%
	Corporate Debt — 0.1%
EUR 1,600,000	ams-OSRAM AG, Reg S, 2.13%, due 11/03/27	1,220,162

	China — 0.0%
	Corporate Debt — 0.0%
6,630,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (h)	364,650
2,130,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (h)	117,150

	Total China	481,800

	Israel — 0.1%
	Corporate Debt — 0.1%
3,452,000	Teva Pharmaceutical Finance Co LLC, 6.15%, due 02/01/36	3,087,383

	Netherlands — 0.0%
	Corporate Debt — 0.0%
EUR 539,716	Evander Gold Mines Ltd, Variable Rate, 10.00%, due 04/19/26 (d) (h)	57

	United States — 30.6%
	Bank Loans — 0.5%
255,202	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, Variable Rate, 3 mo. LIBOR plus 13.00%, 17.82%, due 09/16/25 (e)	255,202
640,205	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 1 mo. LIBOR plus 3.75%, 7.82%, due 10/10/25 (e)	153,649
839,688	Envision Healthcare Corp., 2022 Third Out Term Loan, Variable Rate, 3 mo. SOFR plus 3.75%, 8.33%, due 03/31/27 (e)	156,745
343,221	Envision Healthcare Corp., 2022 Second Out Term Loan, Variable Rate, 3 mo. SOFR plus 4.25%, 8.83%, due 03/31/27 (e)	129,851
13,889,232	Gibson Brands, Inc., 2021 Term Loan, Variable Rate, 3 mo. LIBOR plus 5.00%, 9.92%, due 08/11/28 (e)	11,082,982
6,484,971	Peloton Interactive, Inc, Term Loan, Variable Rate, 3 mo. SOFR plus 6.50%, 11.37%, due 05/25/27 (e)	6,493,077
2,872,049	TGP Holdings III LLC, 2021 Term Loan, Variable Rate, 3 mo. LIBOR plus 3.25%, 8.08%, due 06/29/28 (e)	2,290,459

	Total Bank Loans	20,561,965

	Corporate Debt — 0.5%
15,121	Alaska Airlines Pass-Through Trust – Class B, 144A, 8.00%, due 02/15/27	15,448
4,755,168	American Airlines Pass-Through Trust – Class B, 4.95%, due 08/15/26	4,612,733
1,759,876	American Airlines Pass-Through Trust – Class B, 3.70%, due 04/15/27	1,646,153

See accompanying notes to the financial statements.	84

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value† / Shares	Description	Value ($)
	United States — continued
	Corporate Debt — continued
2,499,205	American Airlines Pass-Through Trust – Class B, 3.75%, due 04/15/27	2,339,557
2,293,797	American Airlines Pass-Through Trust – Class B, 3.85%, due 08/15/29	2,060,877
1,603,100	American Airlines Pass-Through Trust – Class B, 144A, 4.38%, due 12/15/25	1,549,032
1,400,000	Esc Cb Gulfport Energy, 6.38%, due 01/15/26 (e)	140
1,877,000	GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A, 7.00%, due 08/15/28	1,182,510
432,458	JetBlue Pass-Through Trust, Series 1B – Class B, 7.75%, due 05/15/30	424,536
3,291,000	Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	3,089,788

	Total Corporate Debt	16,920,774

	U.S. Government — 26.0%
100,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.14%, 4.95%, due 10/31/24	100,074,659
247,000,000	U.S. Treasury Note, 0.13%, due 04/30/23 (i)	245,075,905
205,000,000	U.S. Treasury Note, 0.13%, due 06/30/23 (a)	201,748,827
100,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	97,988,281
50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 10/31/23	49,985,726
175,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.73%, due 04/30/24	174,734,927
52,105,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 07/31/24 (a)	52,087,157
50,000,000	U.S. Treasury Note, Variable Rate, SOFR + 0.20%, 5.01%, due 01/31/25	50,052,408

	Total U.S. Government	971,747,890

	U.S. Government Agency — 3.6%
62,500,000	Federal Home Loan Banks, 5.23%, due 03/22/24	62,528,292
40,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 4.65%, due 09/04/24	40,500,000
32,000,000	Federal Home Loan Banks, SOFR + 0.03%, 4.58%, due 06/07/23	31,999,943

	Total U.S. Government Agency	135,028,235

	Total United States	1,144,258,864

	TOTAL DEBT OBLIGATIONS (COST $1,160,290,349)	1,149,048,266

	MUTUAL FUNDS — 0.0%
	United States — 0.0%
	Affiliated Issuers — 0.0%
224,382	GMO U.S. Treasury Fund	1,119,668

	TOTAL MUTUAL FUNDS (COST $1,122,183)	1,119,668

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.1%
	Money Market Funds — 0.2%
8,274,886	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (j)	8,274,886
237,554	State Street U.S. Treasury Liquidity Fund – Class D Shares, 4.48% (i)	237,554

	Total Money Market Funds	8,512,440

	Repurchase Agreements — 7.5%
280,048,230	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/28/23, maturing on 03/01/23 with a maturity value of $280,083,392 and an effective yield of 4.52%, collateralized by a U.S. Treasury Note with maturity date 04/30/29 and a market value of $285,763,500.	280,048,230

	U.S. Government — 0.4%
15,880,000	U.S. Treasury Bill, 4.72%, due 05/18/23 (i) (k)	15,719,579

	TOTAL SHORT-TERM INVESTMENTS (COST $304,346,667)	304,280,249

	TOTAL INVESTMENTS — 121.2% (Cost $4,963,286,931)	4,527,968,990

	SECURITIES SOLD SHORT — (24.3)%
	Common Stocks — (24.1)%
	Australia — (0.6)%
(103,960)	ASX Ltd	(4,748,507)
(22,371)	Cochlear Ltd	(3,336,068)
(128,427)	IDP Education Ltd	(2,469,804)
(1,973,097)	Pilbara Minerals Ltd*	(5,498,167)
(643,700)	Qantas Airways Ltd*	(2,768,557)
(63,409)	Ramsay Health Care Ltd	(2,874,764)

	Total Australia	(21,695,867)

	Austria — (0.1)%
(66,290)	Verbund AG	(5,732,919)

	Belgium — (0.2)%
(115,920)	Anheuser-Busch InBev SA/NV	(7,031,538)

	Canada — (1.4)%
(92,900)	Agnico Eagle Mines Ltd	(4,276,187)
(135,300)	Algonquin Power & Utilities Corp	(1,032,339)
(274,700)	AltaGas Ltd	(4,714,895)
(140,500)	Brookfield Renewable Corp – Class A	(3,912,925)
(181,800)	Enbridge Inc	(6,821,136)
(49,600)	Franco-Nevada Corp	(6,327,472)
(375,300)	Pan American Silver Corp	(5,576,958)
(192,300)	Pembina Pipeline Corp	(6,315,132)
(99,900)	Restaurant Brands International Inc	(6,442,551)
(148,419)	Ritchie Bros Auctioneers Inc	(9,078,790)

	Total Canada	(54,498,385)

85	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Denmark — (0.1)%
(5,502)	Coloplast A/S – Class B	(635,735)
(133,060)	Tryg A/S	(2,947,738)

	Total Denmark	(3,583,473)

	Finland — (0.0)%
(33,193)	Elisa Oyj	(1,884,969)

	France — (0.7)%
(189,578)	Accor SA*	(6,291,962)
(34,991)	Aeroports de Paris*	(5,069,897)
(900)	Euronext NV	(65,646)
(356,931)	Getlink SE	(5,994,597)
(4,247)	Hermes International	(7,687,633)
(3,869)	Sartorius Stedim Biotech	(1,260,120)
(9,204)	Ubisoft Entertainment SA*	(201,798)

	Total France	(26,571,653)

	Germany — (0.9)%
(140,515)	Delivery Hero SE*	(5,646,686)
(28,189)	Deutsche Boerse AG	(4,915,424)
(23,292)	MTU Aero Engines AG	(5,620,897)
(41,571)	Puma SE	(2,646,178)
(4,703)	Rational AG	(3,119,463)
(59,767)	Symrise AG – Class A	(6,106,352)
(1,685,441)	Telefonica Deutschland Holding AG	(5,112,677)
(37,021)	Zalando SE*	(1,466,774)

	Total Germany	(34,634,451)

	Ireland — (0.0)%
(10,097)	Flutter Entertainment Plc*	(1,613,618)

	Israel — (0.2)%
(42,900)	CyberArk Software Ltd*	(6,210,633)
(18,400)	Wix.com Ltd*	(1,665,752)

	Total Israel	(7,876,385)

	Italy — (0.7)%
(162,877)	Amplifon SPA	(4,709,600)
(22,944)	Ferrari NV (c)	(5,952,734)
(6,900)	Ferrari NV (c)	(1,796,553)
(397,526)	FinecoBank Banca Fineco SPA	(6,869,436)
(500,561)	Infrastrutture Wireless Italiane SPA	(5,509,212)

	Total Italy	(24,837,535)

	Japan — (2.3)%
(151,900)	Aeon Co Ltd	(2,833,219)
(266,600)	ANA Holdings Inc*	(5,408,930)
(185,100)	Asahi Intecc Co Ltd	(3,151,521)

Shares	Description	Value ($)
	Japan — continued
(58,000)	GMO Payment Gateway Inc	(4,763,870)
(282,600)	Japan Airlines Co Ltd*	(5,321,334)
(163,800)	Japan Exchange Group Inc	(2,443,012)
(80,900)	Keio Corp	(2,818,735)
(52,700)	Keisei Electric Railway Co Ltd	(1,523,357)
(37,100)	Lasertec Corp	(6,032,288)
(212,300)	M3 Inc	(5,062,763)
(368,500)	MonotaRO Co Ltd	(5,012,100)
(12,400)	Nidec Corp	(629,293)
(255,600)	Nihon M&A Center Holdings Inc	(2,131,097)
(368,400)	Nippon Paint Holdings Co Ltd	(3,219,267)
(251,600)	Odakyu Electric Railway Co Ltd	(3,050,101)
(44,000)	Oriental Land Co Ltd	(7,026,138)
(1,130,100)	Rakuten Group Inc	(5,570,466)
(78,300)	Shiseido Co Ltd	(3,607,873)
(584,900)	SoftBank Corp	(6,598,235)
(106,600)	Tobu Railway Co Ltd	(2,379,951)
(252,300)	Tokyu Corp	(3,039,452)
(82,400)	West Japan Railway Co	(3,198,196)

	Total Japan	(84,821,198)

	Netherlands — (0.6)%
(4,543)	Adyen NV*	(6,439,381)
(30,947)	IMCD NV	(4,898,633)
(163,292)	Just Eat Takeaway.com NV*	(3,551,649)
(1,684)	OCI NV	(55,939)
(279,814)	Universal Music Group NV	(6,592,793)

	Total Netherlands	(21,538,395)

	New Zealand — (0.1)%
(100,332)	Xero Ltd*	(5,225,668)

	Norway — (0.2)%
(221,109)	Aker BP ASA	(5,934,704)

	Peru — (0.2)%
(87,655)	Southern Copper Corp	(6,459,297)

	Singapore — (0.2)%
(935,154)	Grab Holdings Ltd – Class A*	(3,001,844)
(554,600)	Singapore Exchange Ltd	(3,581,805)

	Total Singapore	(6,583,649)

	Spain — (0.4)%
(179,816)	Cellnex Telecom SA	(6,746,471)
(242,518)	Ferrovial SA	(6,731,296)

	Total Spain	(13,477,767)

	Sweden — (0.2)%
(51,164)	Evolution AB	(6,173,788)

See accompanying notes to the financial statements.	86

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Switzerland — (0.3)%
(9)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(996,945)
(4,363)	Partners Group Holding AG	(4,131,470)
(7,159)	Sika AG (Registered)	(2,007,562)
(36,397)	Straumann Holding AG (Registered)	(4,825,360)

	Total Switzerland	(11,961,337)

	United Kingdom — (1.2)%
(48,413)	Admiral Group Plc	(1,281,106)
(657,099)	Auto Trader Group Plc	(4,699,623)
(53,442)	Halma Plc	(1,390,908)
(359,518)	Hargreaves Lansdown Plc	(3,582,224)
(870,715)	Informa Plc	(6,994,493)
(89,486)	InterContinental Hotels Group Plc	(6,032,364)
(73,682)	London Stock Exchange Group Plc	(6,574,036)
(588,926)	Ocado Group Plc*	(3,891,630)
(4,777,542)	Rolls-Royce Holdings Plc*	(8,323,901)
(14,404)	Spirax-Sarco Engineering Plc	(2,022,914)

	Total United Kingdom	(44,793,199)

	United States — (13.5)%
(251,700)	AES Corp. (The)	(6,211,956)
(33,300)	Alnylam Pharmaceuticals, Inc.*	(6,375,285)
(140,600)	Altria Group, Inc.	(6,528,058)
(17,600)	American Tower Corp. (REIT)	(3,484,976)
(12,300)	Aon Plc – Class A	(3,739,815)
(57,000)	Aramark	(2,097,600)
(76,200)	Ares Management Corp. – Class A	(6,144,006)
(36,500)	Arthur J Gallagher & Co.	(6,838,275)
(2,300)	Autodesk, Inc.*	(456,987)
(65,400)	Bills Holdings, Inc.*	(5,534,802)
(59,600)	Bio-Techne Corp.	(4,329,344)
(35,600)	Boeing Co. (The)*	(7,175,180)
(18,406)	Broadcom, Inc.	(10,938,502)
(31,500)	Burlington Stores, Inc.*	(6,748,875)
(131,400)	Caesars Entertainment, Inc.*	(6,669,864)
(93,700)	Ceridian HCM Holding, Inc.*	(6,833,541)
(41,814)	Charter Communications, Inc. – Class A*	(15,371,244)
(4,500)	Chipotle Mexican Grill, Inc. – Class A*	(6,709,860)
(249,330)	Clarivate Plc*	(2,525,713)
(112,100)	Cloudflare, Inc. – Class A*	(6,727,121)
(190,705)	Columbia Banking System, Inc.	(5,669,660)
(12,000)	Crown Castle, Inc. (REIT)	(1,569,000)
(161,200)	Delta Air Lines, Inc.*	(6,180,408)
(60,300)	Dexcom, Inc.*	(6,693,903)
(47,100)	Diamondback Energy, Inc.	(6,621,318)
(43,800)	Equity LifeStyle Properties, Inc. (REIT)	(3,000,738)
(1,200)	Erie Indemnity Co. – Class A	(282,468)
(44,300)	Essential Utilities, Inc.	(1,895,154)
(101,600)	Exact Sciences Corp.*	(6,332,728)
(79,000)	Fastenal Co.	(4,073,240)
(112,200)	Fortinet, Inc.*	(6,669,168)
(90,286)	Fox Corp. – Class A	(3,161,816)

Shares	Description	Value ($)
	United States — continued
(19,100)	Gartner, Inc.*	(6,261,171)
(29,158)	HEICO Corp.	(4,827,690)
(33,100)	Hess Corp.	(4,458,570)
(19,000)	HubSpot, Inc.*	(7,350,340)
(15,100)	IDEXX Laboratories, Inc.*	(7,145,924)
(71,600)	Ingersoll Rand, Inc.	(4,157,812)
(22,000)	Insulet Corp.*	(6,079,920)
(31,800)	IQVIA Holdings, Inc.*	(6,629,346)
(63,300)	Iron Mountain, Inc. (REIT)	(3,339,075)
(42,300)	Lamb Weston Holdings, Inc.	(4,257,072)
(482,275)	Liberty Global Plc – Class C*	(10,248,344)
(142,233)	Liberty Media Corp.-Liberty Formula One – Class C*	(9,653,354)
(20,400)	Linde Plc	(7,106,748)
(82,800)	Live Nation Entertainment, Inc.*	(5,966,568)
(19,600)	MarketAxess Holdings, Inc.	(6,692,420)
(43,398)	MaxLinear, Inc.*	(1,484,645)
(30,600)	MongoDB, Inc. – Class A*	(6,411,312)
(8,300)	Monolithic Power Systems, Inc.	(4,019,607)
(10,600)	Moody’s Corp.	(3,075,590)
(500)	Motorola Solutions, Inc.	(131,405)
(13,500)	MSCI, Inc. – Class A	(7,049,025)
(3)	New York Community Bancorp, Inc.	(26)
(119,600)	Newmont Corp.	(5,215,756)
(213,300)	NiSource, Inc.	(5,850,819)
(43,968)	Norfolk Southern Corp.	(9,884,886)
(71,510)	Novocure Ltd.*	(5,504,125)
(226,692)	NuVasive, Inc.*	(9,799,895)
(90,700)	Okta, Inc.*	(6,466,003)
(97,200)	ONEOK, Inc.	(6,361,740)
(536,400)	Palantir Technologies, Inc. – Class A*	(4,205,376)
(48,900)	Paychex, Inc.	(5,398,560)
(68,900)	Philip Morris International, Inc.	(6,703,970)
(7,400)	PTC, Inc.*	(927,442)
(184,200)	ROBLOX Corp. – Class A*	(6,749,088)
(89,200)	Roku, Inc.*	(5,770,348)
(168,750)	Rollins, Inc.	(5,940,000)
(108,300)	Royal Caribbean Cruises Ltd.*	(7,647,877)
(36,800)	Seagen, Inc.*	(6,612,592)
(15,600)	ServiceNow, Inc.*	(6,741,852)
(23,100)	Sherwin-Williams Co. (The)	(5,113,185)
(289,239)	Signify Health, Inc. – Class A*	(8,327,191)
(27,800)	Simon Property Group, Inc. (REIT)	(3,394,102)
(31,100)	Snowflake, Inc. – Class A*	(4,801,218)
(66,500)	Starbucks Corp.	(6,788,985)
(22,300)	Sysco Corp.	(1,662,911)
(39,806)	Tesla, Inc.*	(8,188,492)
(150,900)	Toast, Inc. – Class A*	(2,855,028)
(106,400)	Trade Desk, Inc. (The) – Class A*	(5,954,144)
(9,100)	TransDigm Group, Inc.	(6,769,217)
(107,200)	Twilio, Inc. – Class A*	(7,204,912)
(222,996)	Uber Technologies, Inc.*	(7,416,847)
(71,400)	UDR, Inc. (REIT)	(3,058,776)
(23,800)	Vail Resorts, Inc.	(5,557,062)

87	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United States — continued
(7,300)	Vulcan Materials Co.	(1,320,643)
(217,800)	Williams Cos., Inc. (The)	(6,555,780)
(81,600)	Wolfspeed, Inc.*	(6,036,768)
(80,443)	Xylem, Inc.	(8,257,474)
(67,749)	Zillow Group, Inc. – Class C*	(2,845,458)
(51,600)	Zscaler, Inc.*	(6,767,340)

	Total United States	(504,592,431)

	TOTAL COMMON STOCKS (PROCEEDS $952,424,360)	(901,522,226)

	PREFERRED STOCKS (g) — (0.2)%
	Germany — (0.2)%
(13,508)	Sartorius AG	(5,737,764)

	TOTAL PREFERRED STOCKS (PROCEEDS $5,481,633)	(5,737,764)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $957,905,993)	(907,259,990)

	Other Assets and Liabilities (net) — 3.1%	115,174,192

	TOTAL NET ASSETS — 100.0%	$3,735,883,192

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2023
Alrosa PJSC	12/06/17	$15,372,968	0.0%	$82,408
Magnitogorsk Iron & Steel Works PJSC	06/16/21	4,815,566	0.0%	30,079
PhosAgro PJSC GDR	10/15/21	2,792	0.0%	35
Sberbank of Russia PJSC	09/09/20	29,636,901	0.0%	182,780
Sberbank of Russia PJSC	01/10/22	183,324	0.0%	1,105
Severstal PAO	02/02/21	126,125	0.0%	1,045
Severstal PJSC GDR (Registered)	10/23/17	5,003,828	0.0%	36,967
VTB Bank PJSC	01/09/20	587,690	0.0%	1,654

				$336,073

See accompanying notes to the financial statements.	88

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)	Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
05/09/2023	BOA	AUD	6,610,000	USD	4,460,996	2,567	05/31/2023	MSCI	ZAR	12,200,000	USD	666,959	7,602
03/24/2023	BCLY	AUD	280,374	USD	193,645	4,829	05/08/2023	BOA	CAD	1,446,150	USD	1,060,524	(115)
05/09/2023	BCLY	AUD	21,440,000	USD	14,821,477	360,247	04/11/2023	MSCI	COP	11,400,000,000	USD	2,300,450	(26,965)
03/24/2023	DB	AUD	5,249,873	USD	3,634,671	99,177	04/17/2023	MSCI	CZK	145,511,617	USD	6,530,280	(2,685)
03/24/2023	MSCI	AUD	8,962,824	USD	6,350,593	314,636	05/10/2023	MSCI	PEN	2,640,000	USD	684,115	(8,212)
05/09/2023	MSCI	AUD	4,870,000	USD	3,374,532	89,728	05/22/2023	MSCI	PLN	2,700,000	USD	599,734	(3,917)
03/24/2023	SSB	AUD	3,995,288	USD	2,793,916	103,315	05/08/2023	BCLY	SEK	111,872,704	USD	10,625,298	(99,815)
05/03/2023	GS	BRL	3,050,000	USD	584,551	8,296	03/24/2023	BCLY	USD	649,944	AUD	939,806	(17,038)
05/03/2023	JPM	BRL	3,400,000	USD	645,254	2,872	05/03/2023	CITI	USD	792,456	BRL	4,100,000	(17,818)
05/08/2023	BOA	CAD	14,540,426	USD	10,831,736	167,461	05/03/2023	GS	USD	777,963	BRL	4,000,000	(22,219)
04/03/2023	BCLY	CAD	6,180,000	USD	4,615,043	84,627	05/03/2023	SSB	USD	4,269,441	BRL	22,176,756	(79,453)
04/03/2023	GS	CAD	7,390,000	USD	5,478,240	60,801	05/08/2023	BOA	USD	4,306,803	CAD	5,782,207	(66,003)
05/08/2023	MSCI	CAD	1,827,973	USD	1,352,097	11,420	04/03/2023	BCLY	USD	35,996,106	CAD	48,310,042	(581,121)
04/03/2023	SSB	CAD	5,100,000	USD	3,799,130	60,437	03/17/2023	DB	USD	10,110,589	CAD	13,499,356	(216,118)
05/16/2023	BCLY	CHF	48,892,875	USD	53,805,595	1,477,504	03/17/2023	GS	USD	998,638	CAD	1,334,420	(20,563)
03/31/2023	JPM	CHF	31,436,297	USD	34,309,737	825,963	05/08/2023	MSCI	USD	4,601,953	CAD	6,136,722	(101,143)
04/11/2023	MSCI	COP	9,840,000,000	USD	2,044,989	36,063	03/31/2023	BCLY	USD	1,288,109	CHF	1,171,748	(40,044)
04/17/2023	BOA	EUR	1,104,900	USD	1,200,500	28,675	03/31/2023	DB	USD	822,471	CHF	753,980	(19,384)
04/17/2023	MSCI	EUR	95,000	USD	103,612	2,858	03/31/2023	GS	USD	1,003,799	CHF	921,416	(22,369)
03/21/2023	SSB	GBP	11,400,000	USD	13,730,377	13,230	03/31/2023	MSCI	USD	782,195	CHF	715,120	(20,498)
05/16/2023	MSCI	HUF	335,000,000	USD	921,135	6,359	04/10/2023	MSCI	USD	3,153,587	CLP	2,590,000,000	(40,172)
05/08/2023	GS	IDR	20,200,000,000	USD	1,336,332	13,476	04/17/2023	CITI	USD	2,203,057	CZK	48,600,000	(21,086)
03/31/2023	DB	ILS	13,887,392	USD	3,913,816	109,215	04/17/2023	GS	USD	956,869	CZK	21,200,000	(5,063)
05/31/2023	MSCI	ILS	3,350,000	USD	927,959	7,719	04/17/2023	MSCI	USD	673,857	CZK	15,000,000	(410)
04/13/2023	BCLY	JPY	261,864,766	USD	1,979,311	44,630	03/31/2023	BCLY	USD	3,246,696	EUR	3,011,405	(56,001)
04/13/2023	GS	JPY	222,158,077	USD	1,657,682	16,358	03/31/2023	DB	USD	711,053	EUR	665,907	(5,500)
04/13/2023	MSCI	JPY	1,111,992,814	USD	8,478,484	262,979	03/31/2023	GS	USD	11,607,131	EUR	10,841,385	(120,282)
04/13/2023	SSB	JPY	363,302,981	USD	2,788,014	103,898	03/31/2023	JPM	USD	44,680,043	EUR	41,813,324	(377,278)
05/08/2023	CITI	KRW	1,310,000,000	USD	995,857	1,288	03/31/2023	MSCI	USD	43,161,236	EUR	39,543,102	(1,263,856)
05/08/2023	GS	KRW	1,470,000,000	USD	1,121,453	5,410	03/24/2023	BCLY	USD	1,503,695	GBP	1,231,420	(21,895)
03/27/2023	MSCI	NZD	3,997,131	USD	2,559,019	87,520	03/24/2023	MSCI	USD	983,156	GBP	815,017	(2,425)
05/31/2023	MSCI	NZD	16,610,000	USD	10,317,218	47,564	03/24/2023	SSB	USD	4,007,856	GBP	3,245,002	(103,062)
05/31/2023	SSB	NZD	8,650,000	USD	5,391,764	43,630	05/16/2023	JPM	USD	5,564,440	HUF	2,029,351,113	(22,946)
04/28/2023	CITI	PHP	141,500,000	USD	2,577,911	31,375	05/08/2023	JPM	USD	1,611,476	IDR	24,127,015,400	(31,447)
05/22/2023	GS	PLN	9,550,000	USD	2,138,723	3,587	03/17/2023	MSCI	USD	46,517,395	JPY	6,195,209,971	(922,011)
04/27/2023	BCLY	RON	26,723,094	USD	5,762,779	37,417	05/08/2023	BCLY	USD	122,167	KRW	149,581,441	(8,603)
05/22/2023	MSCI	SGD	8,056,457	USD	6,039,957	52,053	05/08/2023	GS	USD	568,263	KRW	700,000,000	(36,814)
05/22/2023	BCLY	THB	145,198,956	USD	4,241,863	100,506	04/17/2023	BOA	USD	3,552,029	NOK	35,000,000	(173,733)
03/08/2023	MSCI	TWD	226,515,523	USD	7,588,663	205,996	04/17/2023	MSCI	USD	34,241,225	NOK	340,122,042	(1,411,705)
05/03/2023	GS	USD	987,960	BRL	5,250,000	3,954	05/31/2023	SSB	USD	2,981,533	NZD	4,800,000	(13,783)
04/10/2023	JPM	USD	1,320,132	CLP	1,100,000,000	2,168	04/28/2023	JPM	USD	1,271,433	PHP	70,000,000	(11,662)
04/10/2023	MSCI	USD	2,799,148	CLP	2,389,726,000	73,520	05/08/2023	BCLY	USD	6,794,963	SEK	70,600,000	(26,618)
04/11/2023	JPM	USD	5,702,529	COP	28,361,529,900	87,737	05/22/2023	BCLY	USD	1,128,846	THB	38,700,000	(25,047)
05/22/2023	BCLY	USD	1,725,872	INR	143,806,560	4,481	05/31/2023	MSCI	USD	2,500,459	ZAR	45,600,000	(35,976)

04/20/2023	MSCI	USD	7,645,536	MXN	144,781,232	194,308							$(780,923)

05/10/2023	MSCI	USD	679,852	PEN	2,640,000	12,476

89	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
158	CAC40 10 Euro	March 2023	12,125,892	22,059
121	Corn(i)	May 2023	3,813,012	(267,909)
31	DAX Index	March 2023	12,603,708	596,730
410	FTSE 100 Index	March 2023	38,716,083	1,155,073
1,553	Mini MSCI Emerging Markets	March 2023	74,769,185	(1,447,971)
572	MSCI Singapore	March 2023	12,458,249	(249,108)
104	Soybean(i)	May 2023	7,690,800	(198,933)
41	SPI 200 Futures	March 2023	4,949,692	(181,849)

			$167,126,621	$(571,908)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
55	Australian Government Bond 10 Yr.	March 2023	4,354,546	114,250
215	Canadian Government Bond 10 Yr.	June 2023	19,141,224	(49,072)
23	E-mini Russell 2000 Index	March 2023	2,183,965	(29,071)
88	Euro Bund	March 2023	12,370,939	493,560
38	Euro Bund	June 2023	5,303,412	(13,151)
52	FTSE Taiwan Index	March 2023	2,788,415	44,384
14	Gold 100 OZ(i)	April 2023	2,571,380	130,390
12	Hang Seng Index	March 2023	1,510,709	47,983
300	S&P 500 E-Mini	March 2023	59,632,500	(68,289)
54	S&P/TSX 60	March 2023	9,629,373	(21,193)
107	Silver(i)	May 2023	11,272,985	631,892
159	TOPIX Index	March 2023	23,263,035	(488,406)
456	U.S. Treasury Note 10 Yr. (CBT)	June 2023	50,915,250	30,061
17	UK Gilt Long Bond	June 2023	2,044,027	15,755
4	WTI Crude(i)	March 2023	308,200	(11,574)

			$207,289,960	$827,519

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
Equity Options – Calls
Black Knight, Inc.	60.00	04/21/23	(1,364)	USD (8,129,440)	(954,800)
Albertsons Cos., Inc.(d)	21.00	07/21/23	(4,835)	USD (9,611,980)	(265,925)
Globus Medical, Inc.	62.50	09/15/23	(541)	USD (3,156,194)	(335,420)
Globus Medical, Inc.	60.00	09/15/23	(54)	USD (315,036)	(28,242)
Activision Blizzard, Inc.	77.50	01/19/24	(840)	USD (6,405,000)	(709,800)
Activision Blizzard, Inc.	80.00	01/19/24	(420)	USD (3,202,500)	(308,700)
VMware, Inc.	120.00	01/19/24	(262)	USD (2,885,406)	(235,800)

		Total Equity Options – Calls			(2,838,687)

	TOTAL WRITTEN OPTIONS (Premiums $3,378,358)				$(2,838,687)

See accompanying notes to the financial statements.	90

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
United Rentals North America, Inc.	USD 2,280,000	5.00%	0.59%	N/A	12/20/2024	Quarterly	$5,700	$(173,770)	$(179,470)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.38%	N/A	12/20/2024	Quarterly	96,638	(12,257)	(108,895)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	0.54%	N/A	12/20/2024	Quarterly	(139,584)	(88,051)	51,533
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	1.23%	N/A	12/20/2024	Quarterly	14,842	(36,918)	(51,760)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	1.23%	N/A	12/20/2024	Quarterly	142,500	(73,836)	(216,336)
American Airlines Group, Inc.	BCLY	USD	2,970,000	5.00%	6.89%	N/A	06/20/2026	Quarterly	564,300	148,682	(415,618)
Sell Protection^:
American Airlines Group, Inc.	BCLY	USD	2,970,000	5.00%	4.82%	2,970,000 USD	06/20/2024	Quarterly	(222,750)	6,638	229,388

									$455,946	$(55,742)	$(511,688)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.56%3	Month AUD BBSW	AUD	28,000,000	03/15/2025	Quarterly	—	225,906	225,906
3.66%3	Month AUD BBSW	AUD	38,500,000	03/15/2025	Quarterly	—	261,781	261,781
3.70%3	Month AUD BBSW	AUD	137,122,000	03/15/2025	Quarterly	26,171	860,842	834,671
3 Month AUD BBSW	3.63%	AUD	32,500,000	03/15/2025	Quarterly	—	(235,006)	(235,006)

91	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	3.73%	AUD	27,000,000	03/15/2025	Quarterly	—	(158,725)	(158,725)
3 Month AUD BBSW	3.85%	AUD	48,000,000	03/15/2025	Quarterly	—	(211,087)	(211,087)
3 Month AUD BBSW	3.92%	AUD	34,500,000	03/15/2025	Quarterly	—	(119,728)	(119,728)
3.99%	3 Month CAD CDOR	CAD	118,382,000	03/15/2025	Semi-Annually	55,329	1,143,832	1,088,503
3.83%	3 Month CAD CDOR	CAD	47,000,000	03/15/2025	Semi-Annually	—	560,503	560,503
3 Month CAD CDOR	4.00%	CAD	24,000,000	03/15/2025	Semi-Annually	—	(228,490)	(228,490)
3 Month CAD CDOR	4.75%	CAD	15,000,000	03/15/2025	Semi-Annually	—	13,706	13,706
CHF - SARON - OIS - COMPOUND	1.36%	CHF	21,000,000	03/15/2025	Annually	—	(203,540)	(203,540)
CHF - SARON - OIS - COMPOUND	1.57%	CHF	16,500,000	03/15/2025	Annually	—	(87,233)	(87,233)
1.18%	CHF - SARON - OIS - COMPOUND	CHF	73,714,000	03/15/2025	Annually	8,372	983,565	975,193
EUR - EuroSTR - COMPOUND	2.93%	EUR	16,000,000	03/15/2025	Annually	—	(210,724)	(210,724)
EUR - EuroSTR - COMPOUND	2.97%	EUR	50,500,000	03/15/2025	Annually	—	(631,630)	(631,630)
3.19%	EUR - EuroSTR - COMPOUND	EUR	24,500,000	03/15/2025	Annually	—	193,777	193,777
GBP - SONIA - COMPOUND	4.27%	GBP	50,162,000	03/15/2025	Annually	(24,875)	(349,389)	(324,514)
4.45%	GBP - SONIA - COMPOUND	GBP	20,500,000	03/15/2025	Annually	—	62,947	62,947
4.17%	GBP - SONIA - COMPOUND	GBP	27,500,000	03/15/2025	Annually	—	255,507	255,507
4.05%	GBP - SONIA - COMPOUND	GBP	19,000,000	03/15/2025	Annually	—	228,562	228,562
4.87%	3 Month NZD Bank Bill Rate	NZD	25,000,000	03/15/2025	Quarterly	20,078	146,492	126,414
3.20%	3 Month SEK STIBOR	SEK	190,000,000	03/15/2025	Quarterly	—	237,424	237,424
2.97%	3 Month SEK STIBOR	SEK	290,000,000	03/15/2025	Quarterly	—	481,162	481,162
3 Month SEK STIBOR	3.10%	SEK	1,507,855,000	03/15/2025	Quarterly	15,472	(2,138,358)	(2,153,830)
3 Month SEK STIBOR	3.13%	SEK	165,000,000	03/15/2025	Quarterly	—	(225,472)	(225,472)
USD - SOFR - COMPOUND	4.19%	USD	20,000,000	03/15/2025	Annually	—	(261,958)	(261,958)
USD - SOFR - COMPOUND	4.54%	USD	26,000,000	03/15/2025	Annually	—	(170,647)	(170,647)
4.14%	USD - SOFR - COMPOUND	USD	45,975,000	03/15/2025	Annually	33,878	650,644	616,766
4.24%	3 Month AUD BBSW	AUD	44,500,000	06/21/2025	Quarterly	—	(11,566)	(11,566)
EUR - EuroSTR - COMPOUND	3.61%	EUR	12,500,000	06/21/2025	Annually	—	6,228	6,228
6 Month AUD BBSW	3.99%	AUD	31,435,000	03/15/2033	Semi-Annually	(9,977)	(823,344)	(813,367)
6 Month AUD BBSW	4.03%	AUD	11,000,000	03/15/2033	Semi-Annually	—	(264,600)	(264,600)
6 Month AUD BBSW	4.03%	AUD	8,900,000	03/15/2033	Semi-Annually	—	(214,567)	(214,567)
6 Month AUD BBSW	4.04%	AUD	22,800,000	03/15/2033	Semi-Annually	—	(534,257)	(534,257)
6 Month AUD BBSW	4.07%	AUD	6,400,000	03/15/2033	Semi-Annually	—	(142,694)	(142,694)
6 Month AUD BBSW	4.19%	AUD	7,200,000	03/15/2033	Semi-Annually	—	(110,857)	(110,857)
6 Month AUD BBSW	4.24%	AUD	13,300,000	03/15/2033	Semi-Annually	—	(172,753)	(172,753)
6 Month AUD BBSW	4.45%	AUD	113,330,000	03/15/2033	Semi-Annually	(38,353)	(195,886)	(157,533)
4.22%	6 Month AUD BBSW	AUD	11,100,000	03/15/2033	Semi-Annually	—	151,685	151,685
4.35%	6 Month AUD BBSW	AUD	14,100,000	03/15/2033	Semi-Annually	—	95,403	95,403
4.32%	6 Month AUD BBSW	AUD	8,000,000	03/15/2033	Semi-Annually	—	67,765	67,765
4.17%	6 Month AUD BBSW	AUD	6,300,000	03/15/2033	Semi-Annually	—	103,818	103,818
4.05%	6 Month AUD BBSW	AUD	7,500,000	03/15/2033	Semi-Annually	—	174,119	174,119
3.24%	3 Month CAD CDOR	CAD	10,217,000	03/15/2033	Semi-Annually	(20,295)	322,772	343,067
3.17%	3 Month CAD CDOR	CAD	15,900,000	03/15/2033	Semi-Annually	—	567,737	567,737
3.23%	3 Month CAD CDOR	CAD	5,300,000	03/15/2033	Semi-Annually	—	171,369	171,369
3.42%	3 Month CAD CDOR	CAD	7,800,000	03/15/2033	Semi-Annually	—	158,685	158,685
3.62%	3 Month CAD CDOR	CAD	6,700,000	03/15/2033	Semi-Annually	—	55,977	55,977
3.82%	3 Month CAD CDOR	CAD	3,400,000	03/15/2033	Semi-Annually	—	(14,234)	(14,234)
3 Month CAD CDOR	3.18%	CAD	26,248,000	03/15/2033	Semi-Annually	(52,569)	(932,079)	(879,510)
3 Month CAD CDOR	3.28%	CAD	10,400,000	03/15/2033	Semi-Annually	—	(303,424)	(303,424)

See accompanying notes to the financial statements.	92

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month CAD CDOR	3.30%	CAD	10,200,000	03/15/2033	Semi-Annually	—	(281,638)	(281,638)
3 Month CAD CDOR	3.32%	CAD	15,800,000	03/15/2033	Semi-Annually	—	(418,821)	(418,821)
3 Month CAD CDOR	3.44%	CAD	7,200,000	03/15/2033	Semi-Annually	—	(138,752)	(138,752)
3 Month CAD CDOR	3.45%	CAD	6,000,000	03/15/2033	Semi-Annually	—	(110,291)	(110,291)
3 Month CAD CDOR	3.56%	CAD	7,800,000	03/15/2033	Semi-Annually	—	(95,304)	(95,304)
CHF - SARON - OIS - COMPOUND	1.50%	CHF	15,748,000	03/15/2033	Annually	(11,239)	(687,784)	(676,545)
CHF - SARON - OIS - COMPOUND	1.55%	CHF	6,700,000	03/15/2033	Annually	—	(260,658)	(260,658)
CHF - SARON - OIS - COMPOUND	1.60%	CHF	63,650,000	03/15/2033	Annually	—	(2,173,239)	(2,173,239)
CHF - SARON - OIS - COMPOUND	1.73%	CHF	8,600,000	03/15/2033	Annually	—	(188,777)	(188,777)
1.99%	CHF - SARON - OIS - COMPOUND	CHF	7,500,000	03/15/2033	Annually	—	(25,912)	(25,912)
1.58%	CHF - SARON - OIS - COMPOUND	CHF	4,500,000	03/15/2033	Annually	—	163,920	163,920
1.91%	CHF - SARON - OIS - COMPOUND	CHF	9,500,000	03/15/2033	Annually	—	35,477	35,477
1.81%	CHF - SARON - OIS - COMPOUND	CHF	3,600,000	03/15/2033	Annually	—	50,168	50,168
1.97%	CHF - SARON - OIS - COMPOUND	CHF	9,000,000	03/15/2033	Annually	—	(15,355)	(15,355)
EUR - EuroSTR - COMPOUND	2.68%	EUR	5,300,000	03/15/2033	Annually	—	(153,576)	(153,576)
2.59%	EUR - EuroSTR - COMPOUND	EUR	18,600,000	03/15/2033	Annually	—	691,870	691,870
2.59%	EUR - EuroSTR - COMPOUND	EUR	11,100,000	03/15/2033	Annually	—	414,402	414,402
2.45%	EUR - EuroSTR - COMPOUND	EUR	3,500,000	03/15/2033	Annually	—	176,608	176,608
2.69%	EUR - EuroSTR - COMPOUND	EUR	6,200,000	03/15/2033	Annually	—	174,305	174,305
2.88%	EUR - EuroSTR - COMPOUND	EUR	14,100,000	03/15/2033	Annually	—	153,055	153,055
2.82%	EUR - EuroSTR - COMPOUND	EUR	6,400,000	03/15/2033	Annually	—	106,678	106,678
2.87%	EUR - EuroSTR - COMPOUND	EUR	10,700,000	03/15/2033	Annually	—	131,213	131,213
2.90%	EUR - EuroSTR - COMPOUND	EUR	8,400,000	03/15/2033	Annually	—	82,025	82,025
GBP - SONIA - COMPOUND	3.34%	GBP	9,900,000	03/15/2033	Annually	—	(393,776)	(393,776)
GBP - SONIA - COMPOUND	3.39%	GBP	4,400,000	03/15/2033	Annually	—	(154,563)	(154,563)
GBP - SONIA - COMPOUND	3.41%	GBP	6,200,000	03/15/2033	Annually	—	(204,145)	(204,145)
GBP - SONIA - COMPOUND	3.44%	GBP	6,900,000	03/15/2033	Annually	—	(205,591)	(205,591)
GBP - SONIA - COMPOUND	3.48%	GBP	14,200,000	03/15/2033	Annually	—	(364,749)	(364,749)
GBP - SONIA - COMPOUND	3.56%	GBP	4,700,000	03/15/2033	Annually	—	(83,939)	(83,939)
3.22%	GBP - SONIA - COMPOUND	GBP	11,203,000	03/15/2033	Annually	27,063	571,435	544,372
3.77%	GBP - SONIA - COMPOUND	GBP	5,900,000	03/15/2033	Annually	—	(14,409)	(14,409)
3.36%	GBP - SONIA - COMPOUND	GBP	8,500,000	03/15/2033	Annually	—	318,548	318,548
3.16%	GBP - SONIA - COMPOUND	GBP	6,000,000	03/15/2033	Annually	—	340,796	340,796
3.48%	GBP - SONIA - COMPOUND	GBP	5,900,000	03/15/2033	Annually	—	155,303	155,303
3.54%	GBP - SONIA - COMPOUND	GBP	5,600,000	03/15/2033	Annually	—	111,793	111,793
4.22% 3 Month NZD Bank Bill Rate		NZD	18,400,000	03/15/2033	Quarterly	30,267	432,887	402,620
4.27% 3 Month NZD Bank Bill Rate		NZD	9,250,000	03/15/2033	Quarterly	—	192,729	192,729
4.14% 3 Month NZD Bank Bill Rate		NZD	14,700,000	03/15/2033	Quarterly	—	403,728	403,728
4.47% 3 Month NZD Bank Bill Rate		NZD	13,600,000	03/15/2033	Quarterly	—	148,135	148,135
3 Month NZD Bank Bill Rate	4.22%	NZD	5,900,000	03/15/2033	Quarterly	(3,721)	(137,415)	(133,694)
3 Month NZD Bank Bill Rate	4.26%	NZD	10,600,000	03/15/2033	Quarterly	(2,188)	(224,345)	(222,157)
3 Month NZD Bank Bill Rate	4.59%	NZD	20,300,000	03/15/2033	Quarterly	—	(106,482)	(106,482)
3 Month SEK STIBOR	2.47%	SEK	80,000,000	03/15/2033	Quarterly	—	(522,356)	(522,356)

93	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month SEK STIBOR	2.54%	SEK	100,000,000	03/15/2033	Quarterly	—	(597,594)	(597,594)
3 Month SEK STIBOR	2.59%	SEK	63,000,000	03/15/2033	Quarterly	—	(351,974)	(351,974)
3 Month SEK STIBOR	2.63%	SEK	42,000,000	03/15/2033	Quarterly	—	(221,341)	(221,341)
3 Month SEK STIBOR	2.81%	SEK	94,000,000	03/15/2033	Quarterly	—	(357,389)	(357,389)
2.51% 3 Month SEK STIBOR		SEK	329,715,000	03/15/2033	Quarterly	20,571	2,040,713	2,020,142
2.62% 3 Month SEK STIBOR		SEK	37,000,000	03/15/2033	Quarterly	—	197,068	197,068
3.00% 3 Month SEK STIBOR		SEK	866,375,000	03/15/2033	Quarterly	(6,659)	1,980,429	1,987,088
3 Month SEK STIBOR	3.22%	SEK	68,000,000	03/15/2033	Quarterly	—	(36,796)	(36,796)
3 Month SEK STIBOR	3.28%	SEK	125,000,000	03/15/2033	Quarterly	—	(457)	(457)
USD - SOFR - COMPOUND	3.05%	USD	11,180,000	03/15/2033	Annually	—	(543,874)	(543,874)
USD - SOFR - COMPOUND	3.07%	USD	18,500,000	03/15/2033	Annually	—	(867,931)	(867,931)
USD - SOFR - COMPOUND	3.13%	USD	10,286,000	03/15/2033	Annually	(46,786)	(435,236)	(388,450)
USD - SOFR - COMPOUND	3.16%	USD	11,100,000	03/15/2033	Annually	—	(442,033)	(442,033)
USD - SOFR - COMPOUND	3.19%	USD	7,300,000	03/15/2033	Annually	—	(270,840)	(270,840)
3.16%	USD - SOFR - COMPOUND	USD	12,094,000	03/15/2033	Annually	22,217	479,423	457,206
3.23%	USD - SOFR - COMPOUND	USD	6,100,000	03/15/2033	Annually	—	206,698	206,698
3.29%	USD - SOFR - COMPOUND	USD	9,400,000	03/15/2033	Annually	—	275,882	275,882
3.33%	USD - SOFR - COMPOUND	USD	6,900,000	03/15/2033	Annually	—	179,179	179,179
3.47%	USD - SOFR - COMPOUND	USD	5,800,000	03/15/2033	Annually	—	83,409	83,409
3.30%	USD - SOFR - COMPOUND	USD	11,100,000	03/15/2033	Annually	—	309,756	309,756
3.22%	USD - SOFR - COMPOUND	USD	11,100,000	03/15/2033	Annually	—	384,820	384,820
3.22%	USD - SOFR - COMPOUND	USD	4,500,000	03/15/2033	Annually	—	156,379	156,379
3.40%	USD - SOFR - COMPOUND	USD	8,000,000	03/15/2033	Annually	—	162,880	162,880
3.44%	USD - SOFR - COMPOUND	USD	5,700,000	03/15/2033	Annually	—	96,309	96,309
3.46%	USD - SOFR - COMPOUND	USD	6,800,000	03/15/2033	Annually	—	101,435	101,435
3.59%	USD - SOFR - COMPOUND	USD	18,100,000	03/15/2033	Annually	—	75,946	75,946
3.63%	USD - SOFR - COMPOUND	USD	6,100,000	03/15/2033	Annually	—	4,970	4,970
6 Month AUD BBSW	4.51%	AUD	10,400,000	06/21/2033	Semi-Annually	—	3,193	3,193
3.04%	EUR - EuroSTR - COMPOUND	EUR	2,800,000	06/21/2033	Annually	—	(9,262)	(9,262)
3.61%	USD - SOFR - COMPOUND	USD	7,300,000	06/21/2033	Annually	—	(13,517)	(13,517)

						$42,756	$(286,597)	$(329,353)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	10,612,010	05/09/2023	Monthly	—	(189,476)	(189,476)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	9,473,788	05/09/2023	Monthly	—	337,655	337,655
Total Return on MSCI World Daily Total Return Net Value Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	968,761	05/09/2023	Monthly	—	34,528	34,528

See accompanying notes to the financial statements.	94

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	12,286,765	05/12/2023	Monthly	—	(135,020)	(135,020)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	12,320,101	05/12/2023	Monthly	—	333,167	333,167
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,379,256	05/22/2023	Monthly	—	(28,291)	(28,291)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	11,398,126	05/22/2023	Monthly	—	129,374	129,374
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,704,731	08/09/2023	Monthly	—	(208,986)	(208,986)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.01%	UBSA	USD	9,329,783	08/09/2023	Monthly	—	332,523	332,523
1 Month Federal Funds Rate minus 0.02%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	2,308,758	12/15/2023	Monthly	—	(17,864)	(17,864)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.07%	JPM	USD	3,601,041	12/15/2023	Monthly	—	87,144	87,144
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	15,872,352	06/24/2024	Monthly	—	133,869	133,869
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	48,500,566	06/18/2024	Monthly	—	2,125,796	2,125,796

							$—	$2,934,419	$2,934,419

95	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).
(c)	Securities are traded on separate exchanges for the same entity.
(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).
(f)	The security is restricted as to resale.
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	Security is in default.
(i)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.
(j)	The rate disclosed is the 7 day net yield as of February 28, 2023.
(k)	The rate shown represents yield-to-maturity.
(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(m)	The following table represents the individual long and/or short positions within the custom equity basket swap as of February 28, 2023:

Shares	Description	%of Equity Basket	Value ($)
(2,744,000)	Air China Ltd – Class H	5.5%	(2,530,058)
(754,000)	Alibaba Health Information Technology Ltd	1.2%	(539,885)
(1,761,000)	China Molybdenum Co Ltd – Class H	2.1%	(991,615)
(900,000)	Genscript Biotech Corp	5.3%	(2,463,477)
(3,421,600)	Gulf Energy Development Pcl NVDR	11.0%	(5,084,779)
(6,832)	Hanmi Pharm Co Ltd	2.9%	(1,336,929)
(6,000)	Hapvida Participacoes e Investimentos SA	0.0%	(5,146)
(64,874)	Hotel Shilla Co Ltd	8.5%	(3,928,324)
(38,852)	Kakao Corp	3.9%	(1,828,851)
(2,271,000)	Kingdee International Software Group Co Ltd	9.1%	(4,243,280)
(232,300)	Klabin SA	1.9%	(863,452)
(147,262)	Korea Aerospace Industries Ltd	10.8%	(5,014,195)
(6,386)	LG Energy Solution	5.4%	(2,522,550)
(900)	Lojas Renner SA	0.0%	(3,206)
(327,700)	Microport Scientific Corp	2.0%	(929,697)
7,652	Nokia Oyj	(0.1%)	35,402
(6,539)	POSCO Chemical Co Ltd	2.4%	(1,091,014)
(9,769)	Samsung Biologics Co Ltd	12.3%	(5,707,425)
(767,926)	Samsung Heavy Industries Co Ltd	6.9%	(3,188,743)
(39,720)	Yuhan Corp	3.4%	(1,581,913)
(1,680,000)	Zijin Mining Group Co Ltd – Class H	5.5%	(2,542,447)

	TOTAL COMMON STOCKS		$(46,361,584)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	96

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO International Developed Equity Allocation Fund returned -3.23% (net) for the fiscal year ended February 28, 2023, as compared with -3.14% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to hold a broadly 8% average off-benchmark position in emerging markets, managed ex-China, detracted from performance relative to the benchmark as the MSCI Emerging Markets ex-China Index stumbled to a -14.92% return. We believed that emerging markets were trading at very preferential valuations but, unfortunately, pursuit of a zero-COVID policy until near the very end of 2022 really hampered the Chinese economy and weighed heavily on all emerging market performance. Selection in developed markets was strong. Outperformance of the Value style undoubtedly provided a decent tailwind, although this was partly offset by being overweight to Japan, which lagged the MSCI EAFE Index. The performance challenge from being overweight emerging markets was exacerbated by security selection within emerging markets, where we lagged the reference benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

97

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Developed Equity Allocation Fund Class III Shares and the MSCI EAFE Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class III	-3.23%	1.87%	4.37%	n/a
Class R6	-3.23%	n/a	n/a	1/22/21 -0.58%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III and R6 the gross expense ratio of 0.68% and 0.68%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.63% and 0.63% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

98

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.1%
Short-Term Investments	5.2
Preferred Stocks	1.2
Debt Obligations	0.3
Futures Contracts	(0.0)^
Other	(3.8)

100.0%

Country/Region Summary¤	% of Investments
Japan	25.8%
United Kingdom	13.8
France	13.5
Netherlands	6.7
Spain	6.0
Switzerland	5.3
Germany	4.2
Singapore	4.0
Australia	3.6
Other Emerging	3.5	†
Taiwan	2.7
Other Developed	2.6	‡
Norway	2.1
Finland	1.6
Hong Kong	1.6
South Korea	1.6
Italy	1.4

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

99

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
1,350,537	GMO Emerging Markets ex-China Fund, Class VI	18,016,158
9,256,575	GMO International Equity Fund, Class IV	199,942,022
543,730	GMO-Usonian Japan Value Creation Fund, Class VI	9,172,729

	TOTAL MUTUAL FUNDS (COST $245,440,120)	227,130,909

	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
100,556	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	100,556

	TOTAL SHORT-TERM INVESTMENTS (COST $100,556)	100,556

	TOTAL INVESTMENTS — 100.0%
	(Cost $245,540,676)	227,231,465
	Other Assets and Liabilities (net) — (0.0%)	(31,622)

	TOTAL NET ASSETS — 100.0%	$227,199,843

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	100

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO International Equity Allocation Fund returned -9.05% (net) for the fiscal year ended February 28, 2023, compared to -7.19% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s overweight to emerging markets detracted from performance relative to the benchmark as the MSCI Emerging Markets Index stumbled to a -15.28% return. We believed that emerging markets were trading at very preferential valuations but, unfortunately, pursuit of a zero-COVID policy until near the very end of 2022 really hampered the Chinese economy and weighed heavily on emerging market performance. Security selection in developed markets was strong, with outperformance of the Value style undoubtedly providing a decent tailwind. The performance challenge from being overweight emerging markets was exacerbated by security selection within emerging markets, where we lagged the reference benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

101

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Equity Allocation Fund Class III Shares and the MSCI ACWI ex USA

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class III	-9.05%	-0.43%	2.85%	n/a
Class R6	-9.05%	n/a	n/a	8/30/19 3.62%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III and R6 the gross expense ratio of 0.69% and 0.69%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 0.67% and 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

102

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.4%
Short-Term Investments	4.3
Preferred Stocks	2.9
Debt Obligations	0.3
Futures Contracts	(0.1)
Other	(2.8)

100.0%

Country/Region Summary¤	% of Investments
Japan	18.0%
United Kingdom	9.4
Taiwan	9.0
France	8.8
China	8.0
South Korea	6.2
Netherlands	4.3
Other Emerging	4.1	†
Spain	4.0
Switzerland	3.5
Brazil	3.0
Germany	2.8
Singapore	2.7
Australia	2.5
India	2.3
Mexico	2.3
Other Developed	2.0	‡
South Africa	1.9
Hong Kong	1.6
Norway	1.4
Finland	1.1
Viet Nam	1.1

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

103

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.9%
	Affiliated Issuers — 99.9%
2,969,187	GMO Emerging Markets ex-China Fund, Class VI	39,608,956
6,502,864	GMO Emerging Markets Fund, Class VI	140,917,055
13,499,667	GMO International Equity Fund, Class IV	291,592,810
1,167,135	GMO-Usonian Japan Value Creation Fund, Class VI	19,689,572

	TOTAL MUTUAL FUNDS (COST $579,205,507)	491,808,393

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
365,390	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (a)	365,390

	TOTAL SHORT-TERM INVESTMENTS (COST $365,390)	365,390

	TOTAL INVESTMENTS — 100.0%
	(Cost $579,570,897)	492,173,783
	Other Assets and Liabilities (net) — (0.0%)	(31,591)

	TOTAL NET ASSETS — 100.0%	$492,142,192

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	104

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Global Macro team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class III shares of GMO SGM Major Markets Fund returned +3.86% (net) for the fiscal year ended February 28, 2023, as compared with +2.22% for the FTSE 3-Month Treasury Bill Index.

The Fund added value from equity, fixed income, and commodity positions while currencies detracted value over the period. It was a difficult year for most assets as inflation soared throughout most major global economies which forced central banks around the world to lift interest rates dramatically, which in turn resulted in dramatic sell-offs in both equities and bonds. Throughout this turmoil, the Fund was able to take positions in some key assets where prices had become strongly dislocated to fundamental values.

Within equities, the portfolio generated returns by taking positions where there were significant relative valuation differentials. This was generally around the theme of being short the U.S. while being long cheaper European markets. This positioning was particularly well rewarded in the later part of the year, as concerns in Europe over the impact of energy prices from the war in Ukraine dissipated.

As inflation concerns accelerated throughout the year, combined with central bank rate rises, bond markets sold off globally. Within fixed income, the portfolio held bonds net short, mainly through short U.S. bond positions. Within commodities, a variety of contracts across agriculture, energy, and precious metals contributed to the positive returns. Currencies detracted over the period. The main contributor to the underperformance was long Japanese yen positions. While our models viewed the yen as being fundamentally cheap, markets heavily rewarded the carry trade. Our positions in the yen were eventually reduced as the direction of yen turned more favorable.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

105

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO SGM Major Markets Fund Class III Shares, the FTSE 3-Month Treasury Bill +++ Index* and the

FTSE 3-Month Treasury Bill Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year	Since Inception
Class III	3.86%	1.34%	2.20%	n/a
Class VI	3.96%	1.44%	n/a	12/1/15 1.99%
Class I	3.76%	n/a	n/a	9/23/20 1.16%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited. Performance for classes may vary due to different fees.

*

The FTSE 3-Month Treasury Bill +++ Index is a composite benchmark computed by GMO and comprised of 50% Bloomberg Commodity Total Return Index and 50% J.P. Morgan U.S. 3 Month Cash Index through October 3, 2011 and the FTSE 3-Month Treasury Bill Index thereafter.

For Class III, VI and I the gross expense ratio of 1.10%, 1.00% and 1.25%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Classes listed above, the corresponding net expense ratio of 1.01%, 0.92% and 1.11% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

106

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	99.9%
Short-Term Investments	0.6
Swap Contracts	0.3
Futures Contracts	0.1 #
Forward Currency Contracts	0.0 ^
Other	(0.9)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.
&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The exposure the Fund has to futures contracts based on notional amounts is 13.4% of net assets.

#	Some or all is comprised of commodity exposure. See the Consolidated Schedule of Investments.
^	Rounds to 0.0%.

107

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 99.9%
	United States — 99.9%
	U.S. Government — 89.8%
20,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.14%, 4.95%, due 10/31/24 (a) (b)	20,014,932
47,030,000	U.S. Treasury Note, 0.13%, due 06/30/23	46,284,134
8,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 10/31/23 (b)	7,997,716
35,600,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 4.73%, due 04/30/24 (a) (b)	35,546,077
6,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 4.84%, due 07/31/24 (a)	5,997,945

	Total U.S. Government	115,840,804

	U.S. Government Agency — 10.1%
7,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 4.58%, due 03/02/23	6,999,994
3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.05%, 4.60%, due 07/06/23	2,999,968
3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 4.62%, due 12/14/23	2,999,663

	Total U.S. Government Agency	12,999,625

	Total United States	128,840,429

	TOTAL DEBT OBLIGATIONS (COST $129,297,616)	128,840,429

	SHORT-TERM INVESTMENTS — 0.6%
	Money Market Funds — 0.6%
349,412	State Street Global Advisors Liquidity Plc - U.S. Treasury Liquidity Fund, 4.48% (a)	349,412
455,267	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (c)	455,267

	TOTAL SHORT-TERM INVESTMENTS (COST $804,679)	804,679

	TOTAL INVESTMENTS — 100.5% (Cost $130,102,295)	129,645,108

	Other Assets and Liabilities (net) — (0.5%)	(700,891)

	TOTAL NET ASSETS — 100.0%	$128,944,217

See accompanying notes to the financial statements.	108

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/24/2023	BCLY	AUD	104,706	USD	72,317	1,803
03/24/2023	DB	AUD	2,305,947	USD	1,596,488	43,562
03/24/2023	MSCI	AUD	3,840,695	USD	2,721,292	134,800
03/24/2023	SSB	AUD	1,744,541	USD	1,219,963	45,112
03/31/2023	JPM	CHF	13,718,585	USD	14,972,535	360,444
04/13/2023	BCLY	JPY	104,540,041	USD	790,168	17,817
04/13/2023	GS	JPY	94,793,316	USD	707,322	6,980
04/13/2023	MSCI	JPY	480,902,472	USD	3,666,729	113,778
04/13/2023	SSB	JPY	157,109,735	USD	1,205,672	44,931
03/27/2023	MSCI	NZD	1,741,294	USD	1,114,801	38,127
03/24/2023	BCLY	USD	345,311	AUD	499,313	(9,052)
03/17/2023	DB	USD	4,408,029	CAD	5,885,469	(94,224)
03/17/2023	GS	USD	399,707	CAD	534,104	(8,230)
03/31/2023	BCLY	USD	561,910	CHF	511,150	(17,468)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/31/2023	DB	USD	484,751	CHF	444,383	(11,425)
03/31/2023	GS	USD	426,041	CHF	391,076	(9,494)
03/31/2023	MSCI	USD	340,457	CHF	311,262	(8,922)
03/31/2023	BCLY	USD	1,017,632	EUR	944,557	(16,838)
03/31/2023	DB	USD	268,444	EUR	251,400	(2,076)
03/31/2023	GS	USD	572,081	EUR	534,030	(6,256)
03/31/2023	JPM	USD	666,934	EUR	614,402	(15,951)
03/31/2023	MSCI	USD	18,832,482	EUR	17,253,786	(551,457)
03/24/2023	BCLY	USD	620,837	GBP	508,450	(9,005)
03/24/2023	MSCI	USD	407,375	GBP	337,706	(1,005)
03/24/2023	SSB	USD	1,748,090	GBP	1,415,359	(44,952)

						$999

Futures Contracts

				Value/Net
				Unrealized
Number of		Expiration	Notional	Appreciation
Contracts +	Type	Date	Amount ($)	(Depreciation) ($)
Buys
68	CAC40 10 Euro	March 2023	5,218,739	9,494
52	Corn(a)	May 2023	1,638,650	(115,142)
13	DAX Index	March 2023	5,285,426	263,879
175	FTSE 100 Index	March 2023	16,525,157	495,908
663	Mini MSCI Emerging Markets	March 2023	31,920,135	(589,166)
249	MSCI Singapore	March 2023	5,423,259	(108,485)
45	Soybean(a)	May 2023	3,327,750	(86,348)
17	SPI 200 Futures	March 2023	2,052,311	(75,136)

			$71,391,427	$(204,996)

				Value/Net
				Unrealized
Number of		Expiration	Notional	Appreciation
Contracts +	Type	Date	Amount ($)	(Depreciation) ($)
Sales
24	Australian Government Bond 10 Yr.	March 2023	1,900,166	52,182
92	Canadian Government Bond 10 Yr.	June 2023	8,190,663	(20,962)
10	E-mini Russell 2000 Index	March 2023	949,550	(11,674)
38	Euro Bund	March 2023	5,341,997	222,822
16	Euro Bund	June 2023	2,233,015	(5,733)
22	FTSE Taiwan Index	March 2023	1,179,714	18,778
6	Gold 100 OZ(a)	April 2023	1,102,020	55,550
5	Hang Seng Index	March 2023	629,462	19,992
128	S&P 500 E-Mini	March 2023	25,443,200	(35,601)
23	S&P/TSX 60	March 2023	4,101,400	(13,490)
46	Silver(a)	May 2023	4,846,330	274,251
68	TOPIX Index	March 2023	9,948,971	(208,805)
195	U.S. Treasury Note 10 Yr. (CBT)	June 2023	21,772,969	13,055
7	UK Gilt Long Bond	June 2023	841,658	6,454
2	WTI Crude(a)	March 2023	154,100	(5,787)

			$88,635,215	$361,032

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

109	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2023

Swap Contracts

OTC Total Return Swaps

						Periodic	Premiums		Net Unrealized
			Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Counterparty	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	8,983,434	05/09/2023	Monthly	—	(160,398)	(160,398)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	8,011,918	05/09/2023	Monthly	—	285,553	285,553
Total Return on MSCI World Daily Total Return Net Value Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	820,393	05/09/2023	Monthly	—	29,240	29,240
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	10,396,542	05/12/2023	Monthly	—	(114,248)	(114,248)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	10,424,614	05/12/2023	Monthly	—	281,908	281,908
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	7,798,830	05/22/2023	Monthly	—	(19,390)	(19,390)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	7,577,808	05/22/2023	Monthly	—	86,011	86,011

							$—	$388,676	$388,676

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.
(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of February 28, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	110

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Strategic Opportunities Allocation Fund returned -4.08% (net) for the fiscal year ended February 28, 2023, as compared with -7.70% for the GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series) and 25% Bloomberg U.S. Aggregate Index).

The Fund’s circa 20% off-benchmark position in alternatives had the most significant beneficial impact on relative performance. It is invested in the Equity Dislocation Strategy, which is long cheap Value stocks and short expensive Growth stocks, and enjoyed an excellent year, up some 7.87%. The Fund held an average 71% in equities over the period, and the return of -7.33% was in line with the MSCI World Index return. In terms of regional biases, the benefits gained from being overweight developed ex-U.S. equities largely compensated for the detriment caused by being overweight emerging market equities. Security selection in developed markets was strong, helped by outperformance of the Value style. The Fund held an average of 9% in fixed income, with an increased emphasis on credit due to a sizeable allocation to Emerging Market Debt. The Fund’s fixed income exposures posted -7.38%, nicely ahead of the -9.72% return from the Bloomberg U.S. Aggregate Index, with the outperformance largely driven by an excellent return from the Emerging Debt exposure, which was well ahead of its reference benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

111

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Strategic Opportunities Allocation Fund Class III Shares, the

GMO Strategic Opportunities Allocation Index*, the MSCI World Index and the Bloomberg

U.S. Aggregate Index

As of February 28, 2023

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class III	-4.08%	3.15%	5.35%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2023. All information is unaudited.

*	The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO and comprised of 75% MSCI World Index and 25% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III the gross expense ratio of 0.76% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2022. For the Class listed above, the net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2023. Elimination of this reimbursement will result in higher fees and lower performance.

112

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	88.8%
Short-Term Investments	17.0
Debt Obligations	11.7
Preferred Stocks	1.6
Swap Contracts	0.1
Loan Assignments	0.0	^
Loan Participations	0.0	^
Forward Currency Contracts	0.0	^
Rights/Warrants	0.0	^
Investment Funds	0.0	^
Purchased Options	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Futures Contracts	(0.0	)^
Securities Sold Short	(18.1)
Other	(1.1)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	3.5%
Other Emerging	2.8	†
Other Developed	0.8	‡
Euro Region	(0.5	)§

	6.6%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	22.2%
Japan	10.9
Other Developed	5.5	‡
Taiwan	4.9
United Kingdom	3.9
South Korea	3.4
France	3.3
China	2.8
Other Emerging	2.4	†
Netherlands	1.9
Brazil	1.8
Spain	1.7
India	1.5
Mexico	1.5
Australia	1.0
Singapore	1.0
Switzerland	1.0
South Africa	1.0
Euro Region	0.0	§^

	71.7%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

113

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	COMMON STOCKS — 32.9%
	Australia — 0.9%
13,796	AMP Ltd *	9,577
28,066	Aurizon Holdings Ltd (a)	62,367
3,376	Austal Ltd	4,104
81,259	Beach Energy Ltd	76,637
21,106	BlueScope Steel Ltd	270,045
21,839	Brambles Ltd (a)	188,704
19,437	Fortescue Metals Group Ltd (a)	278,531
44,850	GPT Group (The) (REIT) (a)	141,578
16,654	GrainCorp Ltd – Class A	87,819
13,508	Grange Resources Ltd	8,601
22,136	Helia Group Ltd	51,252
1,598	JB Hi-Fi Ltd (a)	44,853
3,518	McMillan Shakespeare Ltd	33,839
20,607	Metcash Ltd (a)	56,337
98,347	Mirvac Group (REIT) (a)	149,741
1,296	Monadelphous Group Ltd	10,434
13,540	Nufarm Ltd	52,719
6,326	Perenti Ltd *	4,508
6,946	Regis Resources Ltd	8,116
44,089	Scentre Group (REIT) (a)	88,057
42,562	Stockland (REIT) (a)	109,638
2,346	Super Retail Group Ltd (a)	20,405
2,143	Viva Energy Group Ltd (a)	4,316

	Total Australia	1,762,178

	Austria — 0.0%
3,792	Raiffeisen Bank International AG *	63,309

	Belgium — 0.5%
5,649	Ageas SA/NV (a)	254,934
1,493	Bekaert SA	65,876
569	Sofina SA (a)	141,752
1,670	Solvay SA (a)	190,760
2,247	Telenet Group Holding NV (a)	34,732
3,202	UCB SA (a)	275,270

	Total Belgium	963,324

	Brazil — 0.1%
7,200	Banco do Brasil SA	55,422
7,400	Petroleo Brasileiro SA Sponsored ADR (a)	82,066
8,200	Telefonica Brasil SA ADR (a)	61,090
1,107	Vale SA	18,041

	Total Brazil	216,619

	Canada — 1.6%
300	ADENTRA Inc	7,146
900	Algoma Steel Group Inc	7,229
2,200	Alimentation Couche-Tard Inc (a)	103,204
1,167	Brookfield Asset Management Ltd – Class A (a)	39,235
5,065	Brookfield Corp – Class A (a)	168,411

Shares	Description	Value ($)
	Canada — continued
733	Canadian Apartment Properties (REIT) (a)	26,548
2,000	Canadian Tire Corp Ltd – Class A (a)	249,307
3,900	Canfor Corp *	66,539
8,358	Celestica Inc *	107,989
700	Cogeco Inc	31,037
600	DREAM UnLtd Corp – Class A	11,727
3,200	Finning International Inc (a)	81,167
700	iA Financial Corp Inc	46,992
5,200	Interfor Corp *	87,537
2,700	Magna International Inc	150,484
9,200	Manulife Financial Corp (a) (b)	181,910
7,400	Manulife Financial Corp (a) (b)	146,224
1,200	Martinrea International Inc	12,295
3,300	Mullen Group Ltd (a)	34,439
3,067	Nutrien Ltd (a)	238,551
5,000	OceanaGold Corp *	10,187
2,300	Onex Corp	122,981
7,300	Quebecor Inc – Class B (a)	172,696
2,600	Russel Metals Inc	67,777
1,900	Sleep Country Canada Holdings Inc	36,204
7,800	Teck Resources Ltd – Class B (a) (b)	311,371
2,000	Teck Resources Ltd – Class B (a) (b)	79,840
1,800	Uni-Select Inc * (a)	62,502
3,200	West Fraser Timber Co Ltd (b)	240,381
400	West Fraser Timber Co Ltd (b)	30,024

	Total Canada	2,931,934

	China — 0.6%
16,893	Alibaba Group Holding Ltd *	185,678
110,000	Bank of Communications Co Ltd – Class H	65,038
15,000	Beijing Enterprises Holdings Ltd	49,135
12,500	China Conch Venture Holdings Ltd	25,156
33,000	China Overseas Land & Investment Ltd	81,922
152,000	China Railway Group Ltd – Class H	79,220
286,000	China Zhongwang Holdings Ltd * (c)	61,212
110,000	CITIC Ltd	121,370
60,000	Dongfeng Motor Group Co Ltd – Class H	30,652
9,000	Kingboard Holdings Ltd	32,131
209	Meituan – Class B*	3,627
9,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	17,459
154,000	Shimao Group Holdings Ltd * (c)	86,718
15,600	Sinopharm Group Co Ltd – Class H	41,782
271,000	Sunac China Holdings Ltd * (c)	158,124
2,099	Tencent Holdings Ltd	92,206

	Total China	1,131,430

	Denmark — 0.5%
62	AP Moller – Maersk A/S – Class A (a)	141,713
66	AP Moller – Maersk A/S – Class B (a)	153,737
13,427	Danske Bank A/S	311,818
3,304	Pandora A/S	312,967

See accompanying notes to the financial statements.	114

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Denmark — continued
54	Rockwool A/S – B Shares (a)	12,260

	Total Denmark	932,495

	Finland — 0.5%
640	Kemira Oyj	12,258
5,138	Metsa Board Oyj – Class B	44,951
3,575	Neste Oyj (a)	172,426
50,896	Nokia Oyj (a)	235,473
18,831	Outokumpu Oyj	112,741
8,953	UPM-Kymmene Oyj (a)	324,425

	Total Finland	902,274

	France — 1.7%
3,743	ALD SA (a)	49,582
260	APERAM SA	10,111
9,781	ArcelorMittal SA	293,522
2,368	Arkema SA	240,066
3,193	BNP Paribas SA (a)	223,226
580	Cie de Saint-Gobain (a)	34,465
7,301	Coface SA	107,604
3,297	Derichebourg SA (a)	21,202
96	Eiffage SA (a)	10,536
2,369	Ipsen SA (a)	270,678
1,905	IPSOS (a)	116,863
272	Kering SA (a)	159,479
368	LVMH Moet Hennessy Louis Vuitton SE (a)	305,928
122	Mersen SA	5,756
6,865	Publicis Groupe SA (a)	544,993
1,773	Quadient SA	30,773
1,094	Rexel SA (a)	27,194
2,438	Safran SA (a)	344,249
989	Societe BIC SA (a)	63,975
9,024	Societe Generale SA	260,068
6,023	Technip Energies NV (a)	116,607
8,502	Television Francaise 1	67,751

	Total France	3,304,628

	Germany — 0.6%
502	1&1 AG (a)	6,015
497	Aurubis AG	48,611
1,847	Bayerische Motoren Werke AG (a)	190,546
1,625	Beiersdorf AG (a)	193,937
44	Draegerwerk AG & Co KGaA (a)	1,711
2,702	Fresenius SE & Co KGaA (a)	74,351
1,233	HeidelbergCement AG (a)	84,648
368	Hornbach Holding AG & Co KGaA (a)	30,563
9,298	Kloeckner & Co SE	100,639
399	Krones AG	48,591
4,143	Mercedes-Benz Group AG (a)	317,531
355	Siltronic AG (a)	25,851

	Total Germany	1,122,994

Shares	Description	Value ($)
	Hong Kong — 0.6%
15,300	ASMPT Ltd (a)	130,545
13,200	Bank of East Asia Ltd (The)	18,646
7,000	Chow Sang Sang Holdings International Ltd	9,015
69,000	CITIC Telecom International Holdings Ltd	25,142
4,800	Dah Sing Financial Holdings Ltd	12,969
86,000	First Pacific Co Ltd	28,837
19,230	Galaxy Entertainment Group Ltd	128,026
54,000	HKT Trust & HKT Ltd – Class SS (a)	70,205
31,000	IGG Inc *	11,360
18,500	Johnson Electric Holdings Ltd	21,221
23,000	K Wah International Holdings Ltd (a)	7,945
20,000	Kerry Properties Ltd (a)	50,079
9,000	NWS Holdings Ltd (a)	7,925
41,000	Pacific Textiles Holdings Ltd	13,740
35,000	PCCW Ltd (a)	17,399
15,000	Power Assets Holdings Ltd (a)	80,232
60,000	Shun Tak Holdings Ltd *	12,155
37,000	SITC International Holdings Co Ltd	77,402
17,000	Sun Hung Kai & Co Ltd	6,892
14,000	Swire Pacific Ltd – Class A (a)	114,250
44,000	VSTECS Holdings Ltd	25,401
6,800	VTech Holdings Ltd	37,357
289,500	WH Group Ltd (a)	168,468
18,000	Yue Yuen Industrial Holdings Ltd	26,631

	Total Hong Kong	1,101,842

	India — 0.4%
75,186	GAIL India Ltd	93,469
5,777	Hindalco Industries Ltd	27,886
17,130	Hindustan Petroleum Corp Ltd	44,670
25,377	Indian Oil Corp Ltd	23,332
55,721	NTPC Ltd	114,592
148,376	Oil & Natural Gas Corp Ltd	272,158
161,092	Tata Steel Ltd	202,893

	Total India	779,000

	Ireland — 0.5%
30,142	Bank of Ireland Group Plc	332,078
3,918	Glanbia Plc	48,382
4,209	Origin Enterprises Plc	18,835
12,511	Ryanair Holdings Plc *	194,831
412	Ryanair Holdings Plc Sponsored ADR * (a)	38,221
7,081	Smurfit Kappa Group Plc	264,169

	Total Ireland	896,516

	Israel — 0.2%
2,836	Isracard Ltd	10,050
26,900	Teva Pharmaceutical Industries Ltd Sponsored ADR * (a)	266,579
7,600	ZIM Integrated Shipping Services Ltd	179,816

	Total Israel	456,445

115	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Italy — 0.6%
2,745	Ascopiave SPA (a)	7,845
2,511	Banca IFIS SPA	41,218
3,249	Credito Emiliano SPA	27,918
13,603	Italgas SPA (a)	77,272
23,592	Leonardo SPA (a)	264,686
27,999	MFE-MediaForEurope NV – Class A (a)	12,301
13,773	Stellantis NV (a)	240,949
826,069	Telecom Italia SPA * (a)	269,730
27,203	Unipol Gruppo SPA	143,901

	Total Italy	1,085,820

	Japan — 4.5%
1,621	AGC Inc (a)	59,972
600	Aisin Corp	16,442
400	Arata Corp	11,862
500	Arcs Co Ltd	7,959
22,000	Asahi Kasei Corp	153,230
6,100	Brother Industries Ltd	89,725
1,900	Canon Marketing Japan Inc	41,988
600	Central Glass Co Ltd	14,745
16,300	Citizen Watch Co Ltd	98,665
5,300	Dai Nippon Printing Co Ltd (a)	142,092
200	Dai Nippon Toryo Co Ltd	1,248
7,400	Daicel Corp	51,379
300	Daiichi Jitsugyo Co Ltd	11,677
5,700	Daiwabo Holdings Co Ltd	88,086
5,000	Dentsu Group Inc (a)	160,343
200	Eizo Corp	5,600
700	ESPEC Corp	10,434
2,600	Fuji Electric Co Ltd (a)	100,386
500	FUJIFILM Holdings Corp (a)	23,326
1,400	Fukuoka Financial Group Inc	31,253
3,300	Hachijuni Bank Ltd (The)	14,934
1,700	Hanwa Co Ltd	49,461
7,900	Haseko Corp	90,654
8,600	Hogy Medical Co Ltd (a)	203,200
12,200	Honda Motor Co Ltd (a)	317,239
2,800	Hosiden Corp	34,274
2,900	Idemitsu Kosan Co Ltd (a)	64,181
1,800	Inabata & Co Ltd	35,481
33,300	Inpex Corp (a)	349,130
8,800	ITOCHU Corp (a)	263,038
2,100	Itochu Enex Co Ltd	17,135
5,300	Itoham Yonekyu Holdings Inc (a)	27,789
1,500	Jaccs Co Ltd	48,849
1,100	Japan Aviation Electronics Industry Ltd	18,261
1,300	Japan Petroleum Exploration Co Ltd (a)	46,840
1,300	Juroku Financial Group Inc	30,695
1,100	Kaga Electronics Co Ltd	39,457
12,900	Kajima Corp (a)	154,168
2,400	Kandenko Co Ltd	15,747
800	Kaneka Corp	20,102
2,900	Kanematsu Corp	34,749

Shares	Description	Value ($)
	Japan — continued
500	Kanematsu Electronics Ltd (a)	22,721
300	Kissei Pharmaceutical Co Ltd	5,395
800	Kohnan Shoji Co Ltd	18,612
2,200	Komeri Co Ltd (a)	42,812
1,700	Macnica Holdings Inc	47,030
300	Makino Milling Machine Co Ltd	10,863
1,400	Maruichi Steel Tube Ltd	30,418
400	Maruzen Showa Unyu Co Ltd	9,164
8,800	Mazda Motor Corp	78,734
27,900	Mebuki Financial Group Inc	75,000
5,700	Mirarth Holdings Inc	15,858
5,500	Mitsubishi Corp (a)	186,841
3,400	Mitsubishi Electric Corp (a)	38,207
600	Mitsubishi Gas Chemical Co Inc	8,500
34,000	Mitsubishi Motors Corp *	134,080
200	Mitsubishi Shokuhin Co Ltd (a)	4,761
700	Mitsui DM Sugar Holdings Co Ltd	10,701
10,900	Mitsui OSK Lines Ltd (a)	284,709
800	Mitsui-Soko Holdings Co Ltd (a)	23,164
600	MIXI Inc (a)	11,791
500	Nagase & Co Ltd	7,428
13,500	NGK Spark Plug Co Ltd	271,474
1,200	Nichias Corp	23,663
800	Nichiha Corp	15,453
9,400	Nikon Corp	93,104
1,100	Nippon Soda Co Ltd	37,313
200	Nippon Steel Trading Corp	13,610
4,200	Nippon Telegraph & Telephone Corp (a)	121,703
7,600	Nippon Television Holdings Inc (a)	62,561
11,800	Nippon Yusen KK (a)	306,717
200	Nisshin Oillio Group Ltd (The)	4,891
800	Nitto Kogyo Corp	15,565
3,800	Nojima Corp (a)	37,823
27,700	Obayashi Corp	204,897
1,300	Okamura Corp (a)	13,090
1,000	Osaka Soda Co Ltd	31,606
1,800	PAL GROUP Holdings Co Ltd	36,768
1,400	Proto Corp	12,542
1,200	Raiznext Corp	12,145
2,600	Renesas Electronics Corp * (a)	33,585
1,000	San-Ai Oil Co Ltd	10,252
2,500	Sanki Engineering Co Ltd	28,049
4,600	Sanwa Holdings Corp	48,489
13,200	Seiko Epson Corp	181,998
14,700	Sekisui House Ltd (a)	278,319
400	Sekisui Jushi Corp	5,803
2,300	Shimamura Co Ltd (a)	214,864
24,400	Shimizu Corp	131,708
1,100	Shizuoka Gas Co Ltd (a)	9,116
500	Sinko Industries Ltd	5,787
4,200	SKY Perfect JSAT Holdings Inc (a)	15,940
15,740	Sojitz Corp	302,172
1,100	Star Micronics Co Ltd	13,953
7,600	Subaru Corp	121,761

See accompanying notes to the financial statements.	116

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Japan — continued
71,500	Sumitomo Chemical Co Ltd	250,536
15,400	Sumitomo Corp (a)	262,459
10,800	Sumitomo Forestry Co Ltd	207,242
400	Sumitomo Seika Chemicals Co Ltd	12,866
1,100	Sumitomo Warehouse Co Ltd (The) (a)	17,198
6,100	Taisei Corp (a)	198,879
400	Takeuchi Manufacturing Co Ltd	8,544
1,000	Tamron Co Ltd	23,819
1,400	Toho Holdings Co Ltd (a)	22,638
14,900	Tokyo Gas Co Ltd (a)	287,383
3,900	Tokyu Construction Co Ltd	19,808
10,700	Tosoh Corp	145,618
600	Totetsu Kogyo Co Ltd	12,083
3,300	Toyo Construction Co Ltd	21,483
1,500	TV Asahi Holdings Corp (a)	16,002
2,000	YAMABIKO Corp	18,546
4,900	Yamaha Motor Co Ltd	125,368
1,200	Yamazen Corp	9,226
2,200	Yellow Hat Ltd	28,731
600	Yuasa Trading Co Ltd	16,118

	Total Japan	8,483,853

	Mexico — 0.3%
36,102	Fomento Economico Mexicano SAB de CV	332,478
52,975	Grupo Mexico SAB de CV – Series B	238,260

	Total Mexico	570,738

	Netherlands — 1.3%
14,935	ABN AMRO Bank NV CVA	263,545
52,055	Aegon NV (a)	270,854
5,652	ASR Nederland NV	257,227
7,939	EXOR NV * (a)	655,081
7,104	JDE Peet’s NV (a)	209,121
8,892	Koninklijke Ahold Delhaize NV (a)	282,338
16,481	Koninklijke Philips NV (a)	269,082
5,953	NN Group NV (a)	240,957
1,135	Randstad NV (a)	69,644

	Total Netherlands	2,517,849

	New Zealand — 0.1%
7,740	Auckland International Airport Ltd * (a)	41,823
20,533	Meridian Energy Ltd (a)	67,397
8,374	Spark New Zealand Ltd (a)	25,855

	Total New Zealand	135,075

	Norway — 0.2%
11,769	DNO ASA	13,485
15,845	Elkem ASA	59,650
10,372	Europris ASA (a)	73,122
1,204	Hoegh Autoliners ASA (a)	7,893
5,347	Norske Skog ASA *	34,470
1,637	SpareBank 1 Nord Norge	16,242
765	Stolt-Nielsen Ltd (a)	23,649

Shares	Description	Value ($)
	Norway — continued
1,330	Subsea 7 SA (a)	17,276
7,121	Wallenius Wilhelmsen ASA (a)	62,254

	Total Norway	308,041

	Poland — 0.0%
3,946	Polski Koncern Naftowy ORLEN SA	58,936

	Portugal — 0.2%
5,839	CTT - Correios de Portugal SA	23,170
28,679	EDP – Energias de Portugal SA	144,419
14,937	Navigator Co SA (The)	52,534
11,973	NOS SGPS SA	52,906
98,476	Sonae SGPS SA	107,896

	Total Portugal	380,925

	Russia — 0.0%
2,505	LUKOIL PJSC (d)	1,323
5,410	Novatek PJSC (d)	770

	Total Russia	2,093

	Singapore — 0.5%
4,700	City Developments Ltd	26,886
33,600	ComfortDelGro Corp Ltd	30,171
19,000	First Resources Ltd	21,663
222,800	Golden Agri-Resources Ltd	42,161
27,900	Japfa Ltd	6,212
8,100	Jardine Cycle & Carriage Ltd	178,566
33,900	Keppel Corp Ltd	137,662
646,982	Sembcorp Marine Ltd *	60,886
26,800	StarHub Ltd	21,077
2,100	Venture Corp Ltd	26,743
184,300	Yangzijiang Financial Holding Ltd *	47,818
348,200	Yangzijiang Shipbuilding Holdings Ltd	333,157
24,600	Yanlord Land Group Ltd	19,911

	Total Singapore	952,913

	South Africa — 0.1%
7,025	Bidvest Group Ltd (The)	89,582

	South Korea — 0.3%
331	E-MART Inc	27,999
2,677	Kia Corp	152,134
1,223	LG Corp	76,093
606	LG Electronics Inc	50,829
137	POSCO Holdings Inc	33,020
2,400	POSCO Holdings Inc Sponsored ADR (a)	146,376
2,735	SK Square Co Ltd *	79,191

	Total South Korea	565,642

	Spain — 1.1%
21,374	Acerinox SA	234,703
370	ACS Actividades de Construccion y Servicios SA (a)	11,217

117	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	Spain — continued
3,721	Amadeus IT Group SA * (a)	233,987
46,898	Banco Bilbao Vizcaya Argentaria SA (a)	364,539
189,043	Banco de Sabadell SA	246,927
85,453	Banco Santander SA (a)	336,463
4,037	Cia de Distribucion Integral Logista Holdings SA (a)	97,459
9,308	Ence Energia y Celulosa SA	35,522
2,413	Faes Farma SA	8,814
6,390	Industria de Diseno Textil SA (a)	196,855
21,520	Repsol SA (a)	340,335

	Total Spain	2,106,821

	Sweden — 0.5%
3,624	Betsson AB – Class B* (a)	32,544
21,811	Fastighets AB Balder – B Shares* (a)	107,896
1,822	Industrivarden AB – A Shares (a)	50,082
4,611	Industrivarden AB – C Shares (a)	126,418
4,424	Investor AB – A Shares (a)	90,687
3,356	Inwido AB	37,221
8,673	Kinnevik AB – Class B*	128,984
1,919	New Wave Group AB – B Shares	33,664
3,780	Skanska AB – B Shares (a)	68,698
37,851	SSAB AB – A Shares	275,173
2,358	SSAB AB – B Shares (a)	16,130
2,725	Svenska Cellulosa AB SCA – Class B	38,028

	Total Sweden	1,005,525

	Switzerland — 0.4%
6,670	Adecco Group AG (Registered) (a)	237,827
500	Logitech International SA (a)	27,275
3,677	Logitech International SA (Registered) (a)	200,840
53	Roche Holding AG (a)	16,418
942	Roche Holding AG – Genusschein (a)	271,615
27	Schindler Holding AG (Registered) (a)	5,819
315	u-blox Holding AG *	33,809

	Total Switzerland	793,603

	Thailand — 0.1%
21,200	Kasikornbank Pcl NVDR	82,160
263,800	Krung Thai Bank Pcl NVDR	129,119

	Total Thailand	211,279

	Turkey — 0.2%
99,302	Haci Omer Sabanci Holding AS	229,118
420,212	Yapi ve Kredi Bankasi AS	222,691

	Total Turkey	451,809

	United Kingdom — 2.5%
18,728	3i Group Plc (a)	366,399
23,675	Balfour Beatty Plc	103,936
1,088	Bank of Georgia Group Plc	36,637
53,965	Barratt Developments Plc	303,417

Shares	Description	Value ($)
	United Kingdom — continued
5,914	Bellway Plc	157,669
7,761	Berkeley Group Holdings Plc (The)	390,678
129,122	BT Group Plc (a)	216,467
1,426	Bunzl Plc (a)	50,810
101,227	Centrica Plc (a)	127,742
200	Clarkson Plc (a)	7,943
14,928	Coca-Cola HBC AG * (a)	382,297
15,721	Compass Group Plc (a)	363,183
9,585	Crest Nicholson Holdings Plc	28,168
34,999	Ferrexpo Plc	62,018
9,400	Haleon Plc ADR * (a)	74,072
9,848	Halfords Group Plc	24,908
12,590	IG Group Holdings Plc	121,540
323	Indivior Plc *	5,918
14,144	Investec Plc	90,084
52,595	Kingfisher Plc (a)	181,892
31,230	M&G Plc	80,435
1,972	Morgan Sindall Group Plc	42,574
18,562	OSB Group Plc	124,547
1,901	Paragon Banking Group Plc	13,631
6,089	Persimmon Plc	106,184
10,466	Plus500 Ltd	225,770
19,590	Premier Foods Plc (a)	26,817
9,276	Redde Northgate Plc (a)	45,127
14,847	Redrow Plc	91,239
16,236	S4 Capital Plc * (a)	40,021
12,021	Serica Energy Plc	37,441
7,807	Shell Plc (a)	236,461
72,474	Taylor Wimpey Plc	107,206
850	TBC Bank Group Plc	25,363
22,729	Vodafone Group Plc Sponsored ADR (a)	272,066
13,798	WPP Plc (a)	169,704

	Total United Kingdom	4,740,364

	United States — 11.3%
1,000	3M Co. (a)	107,740
1,183	ADTRAN Holdings, Inc.	20,643
8,100	Ally Financial, Inc. (a)	243,405
1,717	Alphabet, Inc. – Class A* (a)	154,633
1,533	American Express Co. (a)	266,727
2,400	Arrow Electronics, Inc. * (a)	283,176
200	Aspen Technology, Inc. * (a)	42,402
3,800	AT&T, Inc. (a)	71,858
2,200	Best Buy Co., Inc. (a)	182,842
500	Biogen, Inc. * (a)	134,930
500	Bio-Rad Laboratories, Inc. – Class A* (a)	238,920
105	Booking Holdings, Inc. * (a)	265,020
9,913	BorgWarner, Inc.	498,426
2,700	Capital One Financial Corp. (a)	294,516
724	CarMax, Inc. * (a)	49,985
6,300	Carrier Global Corp. (a)	283,689
1,700	CBRE Group, Inc. – Class A* (a)	144,738
4,100	Centene Corp. * (a)	280,440

See accompanying notes to the financial statements.	118

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United States — continued
1,265	Chevron Corp. (a)	203,374
4,600	Citigroup, Inc. (a)	233,174
14,000	Cleveland-Cliffs, Inc. * (a)	298,620
3,500	Cognizant Technology Solutions Corp. – Class A (a)	219,205
5,800	Comcast Corp. – Class A (a)	215,586
1,564	Crowdstrike Holdings, Inc. – Class A* (a)	188,759
1,700	CVS Health Corp. (a)	142,018
3,615	Darling Ingredients, Inc. * (a)	228,721
4,300	Dell Technologies, Inc. – Class C (a)	174,752
900	Discover Financial Services (a)	100,800
18,500	DISH Network Corp. – Class A* (a)	211,085
3,200	DR Horton, Inc. (a)	295,936
5,300	eBay, Inc. (a)	243,270
2,257	EOG Resources, Inc. (a)	255,086
1,100	FedEx Corp. (a)	223,542
6,700	Fidelity National Financial, Inc. (a)	267,062
24,100	Ford Motor Co. (a)	290,887
3,600	Fortune Brands Innovations, Inc. (a)	223,020
200	Fox Corp. – Class A (a)	7,004
7,200	Fox Corp. – Class B (a)	232,200
8,400	Franklin Resources, Inc. (a)	247,548
314	Generac Holdings, Inc. * (a)	37,683
8,300	General Motors Co. (a)	321,542
2,572	Green Plains, Inc. * (a)	89,171
1,496	Hilton Worldwide Holdings, Inc. (a)	216,187
9,000	HP, Inc. (a)	265,680
3,600	Incyte Corp. * (a)	277,128
11,900	Intel Corp. (a)	296,667
2,492	Intercontinental Exchange, Inc. (a)	253,686
2,100	International Business Machines Corp. (a)	271,530
5,100	Invesco Ltd. (a)	90,066
1,800	Jazz Pharmaceuticals Plc * (a)	252,720
12,900	Kinder Morgan, Inc. (a)	220,074
2,700	Knight-Swift Transportation Holdings, Inc. (a)	153,468
7,000	Kraft Heinz Co. (The) (a)	272,580
1,100	Laboratory Corp. of America Holdings (a)	263,296
288	Lam Research Corp. (a)	139,971
3,912	Las Vegas Sands Corp. * (a)	224,823
2,900	Lennar Corp. – Class A (a)	280,546
1,288	Liberty Global Plc – Class A* (a)	26,391
2,099	Liberty Global Plc – Class C* (a)	44,604
5,400	Lincoln National Corp.	171,288
54,410	Lumen Technologies, Inc. (a)	184,994
3,000	LyondellBasell Industries NV – Class A (a)	287,970
166	Markel Corp. * (a)	220,757
900	Match Group, Inc. * (a)	37,278
2,616	Meta Platforms, Inc. – Class A* (a)	457,643
7,429	Micron Technology, Inc. (a)	429,545
2,100	Mohawk Industries, Inc. *	215,985
5,000	Molson Coors Brewing Co. – Class B (a)	265,950
4,485	Mosaic Co. (The) (a)	238,557
5,000	NRG Energy, Inc. (a)	163,950

Shares	Description	Value ($)
	United States — continued
1,600	Nucor Corp. (a)	267,904
5,000	Occidental Petroleum Corp. (a)	292,800
500	Oracle Corp. (a)	43,700
1,620	Otis Worldwide Corp. (a)	137,084
2,396	Ovintiv, Inc. (a)	102,477
12,300	Paramount Global – Class B (a)	263,466
3,700	PayPal Holdings, Inc. * (a)	272,320
2,200	Prudential Financial, Inc. (a)	220,000
5,000	PulteGroup, Inc. (a)	273,350
2,906	Raytheon Technologies Corp. (a)	285,049
400	Regeneron Pharmaceuticals, Inc. * (a)	304,168
2,255	Sensata Technologies Holding Plc (a)	114,058
1,000	Skyworks Solutions, Inc. (a)	111,570
1,200	SS&C Technologies Holdings, Inc. (a)	70,440
2,700	Steel Dynamics, Inc. (a)	340,497
7,600	Synchrony Financial (a)	271,396
2,200	Textron, Inc. (a)	159,566
4,200	Tyson Foods, Inc. – Class A (a)	248,808
1,900	Universal Health Services, Inc. – Class B (a)	253,783
4,853	US Bancorp (a)	231,634
7,900	Verizon Communications, Inc. (a)	306,599
600	Vertex Pharmaceuticals, Inc. * (a)	174,174
24,200	Viatris, Inc. (a)	275,880
5,000	Walgreens Boots Alliance, Inc. (a)	177,650
3,023	Warner Bros Discovery, Inc. * (a)	47,219
5,598	Wells Fargo & Co. (a)	261,818
19,600	Western Union Co. (The) (a)	254,016
4,500	Western Digital Corp. * (a)	173,160
1,800	Westlake Corp. (a)	214,452
1,300	Whirlpool Corp.	179,374
4,000	Zoom Video Communications, Inc. – Class A* (a)	298,360

	Total United States	21,364,241

	TOTAL COMMON STOCKS (COST $61,203,780)	62,390,097

	PREFERRED STOCKS (e) —0.3%
	Brazil — 0.2%
31,790	Bradespar SA	167,953
4,000	Petroleo Brasileiro SA	19,284
14,400	Petroleo Brasileiro SA Sponsored ADR (a)	140,544

	Total Brazil	327,781

	Germany — 0.1%
1,572	Bayerische Motoren Werke AG (a)	148,893
507	Draegerwerk AG & Co KGaA (a)	22,110
1,142	Volkswagen AG (a)	155,456

	Total Germany	326,459

	TOTAL PREFERRED STOCKS (COST $631,951)	654,240

119	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 4.3%
	United States — 4.3%
	U.S. Government — 2.7%
51,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a)	50,603
5,000,000	U.S. Treasury Note, Variable Rate, SOFR + 0.20%, 5.01%, due 01/31/25 (a)	5,005,241

	Total U.S. Government	5,055,844

	U.S. Government Agency — 1.6%
1,500,000	Federal Home Loan Banks, 5.23%, due 03/22/24	1,500,679
1,500,000	Federal Home Loan Banks, SOFR + 0.03%, 4.58%, due 06/07/23	1,499,997

	Total U.S. Government Agency	3,000,676

	Total United States	8,056,520

	TOTAL DEBT OBLIGATIONS (COST $8,054,406)	8,056,520

	MUTUAL FUNDS — 69.0%
	United States — 69.0%
	Affiliated Issuers — 69.0%
361,645	GMO Emerging Country Debt Fund, Class VI	6,386,651
1,264,729	GMO Emerging Markets ex-China Fund, Class VI	16,871,485
769,179	GMO Emerging Markets Fund, Class VI	16,668,100
1,138,493	GMO International Equity Fund, Class IV	24,591,450
597,246	GMO-Usonian Japan Value Creation Fund, Class VI	10,075,534
648,113	GMO Multi-Sector Fixed Income Fund, Class IV	10,765,156
311,817	GMO Quality Fund, Class VI	7,408,770
331,353	GMO Small Cap Quality Fund, Class VI	7,332,851
789,237	GMO U.S. Equity Fund, Class VI	9,770,751
832,133	GMO U.S. Opportunistic Value Fund, Class VI	16,800,764
820,696	GMO U.S. Treasury Fund	4,095,276

	Total Affiliated Issuers	130,766,788

	TOTAL MUTUAL FUNDS (COST $143,983,532)	130,766,788

	SHORT-TERM INVESTMENTS — 11.0%
	Money Market Funds — 0.4%
782,924	State Street Institutional Treasury Money Market Fund – Premier Class, 4.42% (f)	782,924

Shares	Description	Value ($)
	Repurchase Agreements — 10.6%
19,999,629	Nomura Securities International, Inc. Repurchase Agreement, dated 02/28/23, maturing on 03/01/23 with a maturity value of $20,002,135 and an effective yield of 4.51%, collateralized by a U.S. Treasury Note with maturity date 12/31/29 and a market value of $20,407,785.	19,999,629

	TOTAL SHORT-TERM INVESTMENTS (COST $20,782,553)	20,782,553

	TOTAL INVESTMENTS — 117.5%
	(Cost $234,656,222)	222,650,198

	SECURITIES SOLD SHORT — (18.1)%
	Common Stocks — (18.0)%
	Australia — (0.5)%
(4,131)	ASX Ltd	(188,689)
(876)	Cochlear Ltd	(130,633)
(4,940)	IDP Education Ltd	(95,002)
(199)	Macquarie Group Ltd	(25,269)
(78,626)	Pilbara Minerals Ltd*	(219,097)
(27,002)	Qantas Airways Ltd*	(116,136)
(2,517)	Ramsay Health Care Ltd	(114,113)

	Total Australia	(888,939)

	Austria — (0.1)%
(2,362)	Verbund AG	(204,271)

	Belgium — (0.2)%
(4,837)	Anheuser-Busch InBev SA/NV	(293,405)

	Canada — (1.0)%
(3,700)	Agnico Eagle Mines Ltd	(170,311)
(5,200)	Algonquin Power & Utilities Corp	(39,676)
(12,100)	AltaGas Ltd	(207,682)
(5,700)	Brookfield Renewable Corp – Class A	(158,745)
(7,373)	Enbridge Inc	(276,635)
(1,984)	Franco-Nevada Corp	(253,099)
(13,582)	Pan American Silver Corp	(201,828)
(8,100)	Pembina Pipeline Corp	(266,004)
(4,000)	Restaurant Brands International Inc	(257,960)
(900)	Ritchie Bros Auctioneers Inc	(55,053)

	Total Canada	(1,886,993)

	Denmark — (0.1)%
(232)	Coloplast A/S – Class B	(26,807)
(5,884)	Tryg A/S	(130,351)

	Total Denmark	(157,158)

	Finland — (0.0)%
(1,468)	Elisa Oyj	(83,365)

See accompanying notes to the financial statements.	120

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	France — (0.6)%
(7,842)	Accor SA*	(260,271)
(1,525)	Aeroports de Paris*	(220,959)
(38)	Euronext NV	(2,772)
(13,476)	Getlink SE	(226,327)
(179)	Hermes International	(324,014)
(185)	Sartorius Stedim Biotech	(60,254)
(904)	Ubisoft Entertainment SA*	(19,820)

	Total France	(1,114,417)

	Germany — (0.8)%
(6,166)	Delivery Hero SE*	(247,785)
(1,023)	Deutsche Boerse AG	(178,385)
(1,001)	MTU Aero Engines AG	(241,564)
(1,773)	Puma SE	(112,859)
(189)	Rational AG	(125,362)
(2,657)	Symrise AG – Class A	(271,464)
(70,965)	Telefonica Deutschland Holding AG	(215,268)
(1,286)	Zalando SE*	(50,951)

	Total Germany	(1,443,638)

	Ireland — (0.0)%
(447)	Flutter Entertainment Plc*	(71,436)

	Israel — (0.2)%
(1,800)	CyberArk Software Ltd*	(260,586)
(800)	Wix.com Ltd*	(72,424)

	Total Israel	(333,010)

	Italy — (0.6)%
(6,384)	Amplifon SPA	(184,594)
(986)	Ferrari NV (b)	(255,814)
(300)	Ferrari NV (b)	(78,111)
(15,620)	FinecoBank Banca Fineco SPA	(269,921)
(22,515)	Infrastrutture Wireless Italiane SPA	(247,802)

	Total Italy	(1,036,242)

	Japan — (1.9)%
(5,900)	Aeon Co Ltd	(110,046)
(11,300)	ANA Holdings Inc*	(229,261)
(9,500)	Asahi Intecc Co Ltd	(161,747)
(2,400)	GMO Payment Gateway Inc	(197,126)
(12,900)	Japan Airlines Co Ltd*	(242,906)
(5,900)	Japan Exchange Group Inc	(87,996)
(3,700)	Keio Corp	(128,916)
(1,800)	Keisei Electric Railway Co Ltd	(52,031)
(700)	Kintetsu Group Holdings Co Ltd	(21,206)
(1,600)	Lasertec Corp	(260,153)
(8,000)	M3 Inc	(190,778)
(15,200)	MonotaRO Co Ltd	(206,741)
(700)	Nidec Corp	(35,525)
(10,600)	Nihon M&A Center Holdings Inc	(88,379)
(16,700)	Nippon Paint Holdings Co Ltd	(145,933)
(10,700)	Odakyu Electric Railway Co Ltd	(129,714)

Shares	Description	Value ($)
	Japan — continued
(2,000)	Oriental Land Co Ltd	(319,370)
(49,600)	Rakuten Group Inc	(244,487)
(3,500)	Shiseido Co Ltd	(161,271)
(23,900)	SoftBank Corp	(269,615)
(3,400)	Tobu Railway Co Ltd	(75,908)
(10,200)	Tokyu Corp	(122,879)
(4,000)	West Japan Railway Co	(155,252)

	Total Japan	(3,637,240)

	Netherlands — (0.5)%
(187)	Adyen NV*	(265,059)
(1,223)	IMCD NV	(193,590)
(6,105)	Just Eat Takeaway.com NV*	(132,786)
(71)	OCI NV	(2,358)
(10,847)	Universal Music Group NV	(255,570)

	Total Netherlands	(849,363)

	New Zealand — (0.1)%
(4,074)	Xero Ltd*	(212,189)

	Norway — (0.1)%
(9,016)	Aker BP ASA	(241,995)

	Peru — (0.1)%
(3,500)	Southern Copper Corp	(257,915)

	Singapore — (0.1)%
(35,028)	Grab Holdings Ltd – Class A*	(112,440)
(22,100)	Singapore Exchange Ltd	(142,730)

	Total Singapore	(255,170)

	Spain — (0.3)%
(8,306)	Cellnex Telecom SA	(311,631)
(10,986)	Ferrovial SA	(304,926)

	Total Spain	(616,557)

	Sweden — (0.1)%
(2,043)	Evolution AB	(246,522)

	Switzerland — (0.3)%
(5)	Chocoladefabriken Lindt & Spruengli AG	(54,778)
(186)	Partners Group Holding AG	(176,130)
(26)	Schindler Holding AG	(5,848)
(252)	Sika AG (Registered)	(70,667)
(1,550)	Straumann Holding AG (Registered)	(205,492)

	Total Switzerland	(512,915)

	United Kingdom — (1.0)%
(2,205)	Admiral Group Plc	(58,349)
(25,277)	Auto Trader Group Plc	(180,783)
(2,894)	Halma Plc	(75,321)
(14,090)	Hargreaves Lansdown Plc	(140,392)

121	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	United Kingdom — continued
(37,618)	Informa Plc	(302,187)
(3,957)	InterContinental Hotels Group Plc	(266,746)
(2,983)	London Stock Exchange Group Plc	(266,148)
(9,993)	M&G Plc	(25,738)
(25,187)	Ocado Group Plc*	(166,436)
(797)	Prudential Plc	(12,180)
(181,389)	Rolls-Royce Holdings Plc*	(316,034)
(605)	Spirax-Sarco Engineering Plc	(84,967)

	Total United Kingdom	(1,895,281)

	United States — (9.4)%
(11,200)	AES Corp. (The)	(276,416)
(1,500)	Alnylam Pharmaceuticals, Inc.*	(287,175)
(5,900)	Altria Group, Inc.	(273,937)
(700)	American Tower Corp. (REIT)	(138,607)
(500)	Aon Plc – Class A	(152,025)
(2,200)	Aramark	(80,960)
(3,144)	Ares Management Corp. – Class A	(253,501)
(1,500)	Arthur J Gallagher & Co.	(281,025)
(100)	Autodesk, Inc.*	(19,869)
(2,604)	Bills Holdings, Inc.*	(220,376)
(2,400)	Bio-Techne Corp.	(174,336)
(1,500)	Boeing Co. (The)*	(302,325)
(500)	Broadcom, Inc.	(297,145)
(1,200)	Burlington Stores, Inc.*	(257,100)
(5,400)	Caesars Entertainment, Inc.*	(274,104)
(4,200)	Ceridian HCM Holding, Inc.*	(306,306)
(200)	Chipotle Mexican Grill, Inc. – Class A*	(298,216)
(14,540)	Clarivate Plc*	(147,290)
(4,500)	Cloudflare, Inc. – Class A*	(270,045)
(600)	Crown Castle, Inc. (REIT)	(78,450)
(7,400)	Delta Air Lines, Inc.*	(283,716)
(2,700)	Dexcom, Inc.*	(299,727)
(2,000)	Diamondback Energy, Inc.	(281,160)
(1,800)	Equity LifeStyle Properties, Inc. (REIT)	(123,318)
(100)	Erie Indemnity Co. – Class A	(23,539)
(2,000)	Essential Utilities, Inc.	(85,560)
(4,000)	Exact Sciences Corp.*	(249,320)
(100)	Fair Isaac Corp.*	(67,739)
(3,300)	Fastenal Co.	(170,148)
(4,300)	Fortinet, Inc.*	(255,592)
(800)	Gartner, Inc.*	(262,248)
(1,200)	Hess Corp.	(161,640)
(800)	HubSpot, Inc.*	(309,488)
(600)	IDEXX Laboratories, Inc.*	(283,944)
(3,200)	Ingersoll Rand, Inc.	(185,824)
(900)	Insulet Corp.*	(248,724)
(1,300)	IQVIA Holdings, Inc.*	(271,011)
(2,700)	Iron Mountain, Inc. (REIT)	(142,425)
(1,551)	Lamb Weston Holdings, Inc.	(156,093)
(4,100)	Liberty Media Corp.-Liberty Formula One – Class C*	(278,267)
(900)	Linde Plc	(313,533)
(3,800)	Live Nation Entertainment, Inc.*	(273,828)

Shares	Description	Value ($)
	United States — continued
(900)	MarketAxess Holdings, Inc.	(307,305)
(1,300)	MongoDB, Inc. – Class A*	(272,376)
(300)	Monolithic Power Systems, Inc.	(145,287)
(400)	Moody’s Corp.	(116,060)
(600)	MSCI, Inc. – Class A	(313,290)
(4,511)	Newmont Corp.	(196,725)
(8,600)	NiSource, Inc.	(235,898)
(2,878)	Novocure Ltd.*	(221,520)
(4,100)	Okta, Inc.*	(292,289)
(4,500)	ONEOK, Inc.	(294,525)
(22,500)	Palantir Technologies, Inc. – Class A*	(176,400)
(1,900)	Paychex, Inc.	(209,760)
(200)	Paylocity Holding Corp.*	(38,522)
(2,900)	Philip Morris International, Inc.	(282,170)
(200)	PTC, Inc.*	(25,066)
(200)	Repligen Corp.*	(34,874)
(7,800)	ROBLOX Corp. – Class A*	(285,792)
(4,000)	Roku, Inc.*	(258,760)
(6,604)	Rollins, Inc.	(232,461)
(4,600)	Royal Caribbean Cruises Ltd.*	(324,944)
(1,500)	Seagen, Inc.*	(269,535)
(700)	ServiceNow, Inc.*	(302,519)
(900)	Sherwin-Williams Co. (The)	(199,215)
(1,200)	Simon Property Group, Inc. (REIT)	(146,508)
(1,200)	Snowflake, Inc. – Class A*	(185,256)
(2,800)	Starbucks Corp.	(285,852)
(100)	STERIS Plc	(18,803)
(800)	Sysco Corp.	(59,656)
(200)	Teladoc Health, Inc.*	(5,298)
(1,713)	Tesla, Inc.*	(352,381)
(5,493)	Toast, Inc. – Class A*	(103,927)
(4,400)	Trade Desk, Inc. (The) – Class A*	(246,224)
(400)	TransDigm Group, Inc.	(297,548)
(4,300)	Twilio, Inc. – Class A*	(289,003)
(9,594)	Uber Technologies, Inc.*	(319,096)
(3,200)	UDR, Inc. (REIT)	(137,088)
(1,000)	Vail Resorts, Inc.	(233,490)
(300)	Vulcan Materials Co.	(54,273)
(9,700)	Williams Cos., Inc. (The)	(291,970)
(3,800)	Wolfspeed, Inc.*	(281,124)
(2,242)	Zillow Group, Inc. – Class C*	(94,164)
(2,200)	Zscaler, Inc.*	(288,530)

	Total United States	(17,841,536)

	TOTAL COMMON STOCKS (PROCEEDS $37,548,033)	(34,079,557)

See accompanying notes to the financial statements.	122

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2023

Shares	Description	Value ($)
	PREFERRED STOCKS (e) — (0.1)%
	Germany — (0.1)%
(561)	Sartorius AG	(238,295)

	TOTAL PREFERRED STOCKS (PROCEEDS $236,085)	(238,295)

	TOTAL SECURITIES SOLD SHORT
	(PROCEEDS $37,784,118)	(34,317,852)

	Other Assets and Liabilities (net) — 0.6%	1,171,231

	TOTAL NET ASSETS — 100.0%	$189,503,577

A summary of outstanding financial instruments at February 28, 2023 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	GS	USD	758,113	06/24/2024	Monthly	—	9,259	9,259
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,950,966	06/18/2024	Monthly	—	90,004	90,004

							$—	$99,263	$99,263

As of February 28, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Securities are traded on separate exchanges for the same entity.
(c)	Investment valued using significant unobservable inputs (Note 2).
(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(f)	The rate disclosed is the 7 day net yield as of February 28, 2023.
(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

123	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2023

(h)	The following table represents the individual long and/or short positions within the custom equity basket swap as of February 28, 2023:

Shares	Description	% of Equity Basket	Value ($)
(100,000)	Air China Ltd – Class H	5.0%	(92,203)
(40,000)	Alibaba Health Information Technology Ltd	1.5%	(28,641)
(108,000)	China Molybdenum Co Ltd – Class H	3.3%	(60,814)
(36,000)	Genscript Biotech Corp	5.3%	(98,539)
(163,300)	Gulf Energy Development Pcl NVDR	13.0%	(242,677)
(353)	Hanmi Pharm Co Ltd	3.7%	(69,077)
(2,364)	Hotel Shilla Co Ltd	7.7%	(143,148)
(1,795)	Kakao Corp	4.5%	(84,495)
(88,000)	Kingdee International Software Group Co Ltd	8.8%	(164,425)
(9,400)	Klabin SA	1.9%	(34,940)
(5,080)	Korea Aerospace Industries Ltd	9.3%	(172,971)
(229)	LG Energy Solution	4.9%	(90,458)
(17,600)	Microport Scientific Corp	2.7%	(49,932)
(281)	POSCO Chemical Co Ltd	2.5%	(46,884)
(429)	Samsung Biologics Co Ltd	13.5%	(250,638)
(27,568)	Samsung Heavy Industries Co Ltd	6.1%	(114,474)
(513)	Yuhan Corp	1.1%	(20,431)
(64,000)	Zijin Mining Group Co Ltd – Class H	5.2%	(96,855)

	TOTAL COMMON STOCKS		$(1,861,602)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	124

GMO Trust Funds

February 28, 2023

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

The rates shown on variable rate notes are the current interest rates at February 28, 2023, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC BOA - Bank of America, N.A.	MORD - Morgan Stanley Capital Services LLC
CGMI - Citigroup Global Markets Inc. CITI - Citibank N.A.	MSCI - Morgan Stanley & Co. International PLC
DB - Deutsche Bank AG	SSB - State Street Bank and Trust Company
GS - Goldman Sachs International	UBSA - UBS AG
JPM - JPMorgan Chase Bank, N.A.
MLCS - Merrill Lynch Capital Services, Inc.

Currency Abbreviations:

AUD - Australian Dollar	KRW - South Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	NZD - New Zealand Dollar
CLP - Chilean Peso	PEN - Peruvian Sol
COP - Colombian Peso	PHP - Philippines Peso
CZK - Czech Republic Koruna	PLN - Polish Zloty
EUR - Euro	RON - Romanian New Leu
GBP - British Pound	SEK - Swedish Krona
HUF - Hungarian Forint	SGD - Singapore Dollar
IDR - Indonesian Rupiah	THB - Thai Baht
ILS - Israeli Shekel	TWD - Taiwan New Dollar
INR - Indian Rupee	USD - United States Dollar
JPY - Japanese Yen	ZAR - South African Rand

125	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023

	Consolidated	Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$5,754,599	$4,402,587,879	$286,877,874	$339,174,915
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	200,961,619	2,836,801	1,074,990,261	559,158
Repurchase agreements, at value (Note 2)(d)	51,010,102	—	91,999,073	—
Foreign currency, at value (Note 2)(e)	165,086	—	485,910	—
Cash	3,067,105	—	163,505	36
Receivable for investments sold	52,708,181	3,445,000	143,519,300	233,000
Receivable for Fund shares sold	116,115	1,197,517	—	351,866
Receivable for closed swap contracts (Note 4)	470	—	2,960	—
Dividends and interest receivable	940,264	10,200	3,597,651	826,355
Dividend withholding tax receivable	26,725	—	225,078	—
Foreign capital gains tax refund receivable (Note 2)	—	—	102,764	—
Unrealized appreciation on open forward currency contracts (Note 4)	1,290,869	—	448,540	—
Receivable from liquidated underlying funds (Note 2)	420,641	—	—	274,174
Receivable for variation margin on open cleared swap contracts (Note 4)	6,082	—	—	—
Due from broker (Note 2)	455,741	—	1,191,181	—
Receivable for open OTC swap contracts (Note 4)	8,771,947	—	730,289	—
Interest receivable for open OTC swap contracts (Note 4)	773,424	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	101,965	395,918	79,229	32,884

Total assets	326,570,935	4,410,473,315	1,604,413,615	341,452,388

Liabilities:
Investments sold short, at value (Note 2)(f)	71,200,681	—	234,305,987	—
Payable for cash collateral from securities loaned (Note 2)	—	—	1,333,256	—
Payable for investments purchased	54,291,724	—	41,432,475	824,222
Payable for Fund shares repurchased	426,399	3,926,964	172,870,000	426,861
Accrued foreign capital gains tax payable (Note 2)	7,492	—	425,394	—
Payable to affiliate for (Note 5):
Management fee	109,593	2,216,243	—	—
Supplemental support fee – Class MF	—	84,108	—	—
Shareholder service fee	26,753	336,889	—	—
Payable for variation margin on open futures contracts (Note 4)	219,364	—	—	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	23,971	—
Payable for closed swap contracts (Note 4)	—	—	1,785	—
Unrealized depreciation on open forward currency contracts (Note 4)	818,439	—	562,651	—
Interest payable for open OTC swap contracts (Note 4)	467,492	—	—	—
Payable for open OTC swap contracts (Note 4)	1,767,993	—	—	—
Payable to Trustees and related expenses	735	16,622	4,752	1,564
Interest and dividend payable for short sales	73,297	—	238,449	—
Written options outstanding, at value (Note 4)(g)	1,271,475	—	—	—
Accrued expenses	217,488	226,546	502,294	80,204

Total liabilities	130,898,925	6,807,372	451,701,014	1,332,851

Net assets	$195,672,010	$4,403,665,943	$1,152,712,601	$340,119,537

(a) Cost of investments – affiliated issuers:	$6,060,878	$4,711,541,495	$325,645,034	$392,022,548
(b) Cost of investments – unaffiliated issuers:	$206,258,156	$2,836,801	$1,170,972,691	$559,158
(c) Includes securities on loan at value (Note 2):	$—	$—	$4,361,144	$—
(d) Cost of investments – repurchase agreements:	$51,010,102	$—	$91,999,073	$—
(e) Cost of foreign currency:	$157,710	$—	$496,430	$—
(f) Proceeds from securities sold short:	$75,701,431	$—	$240,352,977	$—
(g) Premiums on written options:	$1,226,737	$—	$—	$—

See accompanying notes to the financial statements.	126

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

	Consolidated	Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$208,506,109	$4,988,977,141	$1,536,831,053	$612,053,314
Distributable earnings (accumulated loss)	(12,834,099)	(585,311,198)	(384,118,452)	(271,933,777)

	$195,672,010	$4,403,665,943	$1,152,712,601	$340,119,537

Net assets attributable to:
Class III	$—	$1,546,716,654	$1,152,712,601	$306,276,116

Class IV	$—	$1,182,069,452	$—	$—

Class VI	$49,257,361	$—	$—	$—

Class MF	$—	$1,079,756,452	$—	$—

Class R6	$4,493	$281,801,868	$—	$20,440,106

Class I	$146,410,156	$313,321,517	$—	$13,403,315

Shares outstanding:
Class III	—	62,146,426	64,803,516	10,237,503

Class IV	—	47,494,203	—	—

Class VI	2,664,127	—	—	—

Class MF	—	43,342,502	—	—

Class R6	242	11,332,161	—	683,658

Class I	7,970,223	12,602,122	—	448,022

Net asset value per share:
Class III	$—	$24.89	$17.79	$29.92

Class IV	$—	$24.89	$—	$—

Class VI	$18.49	$—	$—	$—

Class MF	$—	$24.91	$—	$—

Class R6	$18.58	$24.87	$—	$29.90

Class I	$18.37	$24.86	$—	$29.92

127	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity	Consolidated	Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$66,984,879	$589,383,939	$1,119,668	$227,130,909
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	30,817	582,993	4,246,801,092	100,556
Repurchase agreements, at value (Note 2)(d)	—	—	280,048,230	—
Foreign currency, at value (Note 2)(e)	—	—	2,177,014	—
Receivable for investments sold	—	505,850,000	70,855,661	—
Receivable for Fund shares sold	—	19,950	—	167,398
Receivable for closed swap contracts (Note 4)	—	—	9,181	—
Dividends and interest receivable	296,869	4,237,302	16,465,032	377
Dividend withholding tax receivable	—	—	612,868	—
Foreign capital gains tax refund receivable (Note 2)	—	—	3,952	—
EU tax reclaims receivable (Note 2)	—	—	1,428,922	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	5,321,932	—
Due from broker (Note 2)	—	—	101,500,659	—
Receivable for open OTC swap contracts (Note 4)	—	—	3,669,376	—
Interest receivable for open OTC swap contracts (Note 4)	—	—	128,011	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	21,918	46,766	247,809	32,714

Total assets	67,334,483	1,100,120,950	4,730,389,407	227,431,954

Liabilities:
Investments sold short, at value (Note 2)(f)	—	—	907,259,990	—
Due to custodian	—	—	844,333	—
Due to broker (Note 2)	—	—	285	—
Payable for cash collateral from securities loaned (Note 2)	—	—	1,324,193	—
Payable for investments purchased	296,740	4,235,589	67,287,579	156,000
Payable for Fund shares repurchased	—	496,191,231	3,445,000	1,199
Accrued foreign capital gains tax payable (Note 2)	—	—	1,158,030	—
Payable for variation margin on open futures contracts (Note 4)	—	—	1,104,268	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	166,088	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	6,102,855	—
Interest payable for open OTC swap contracts (Note 4)	—	—	162,387	—
Payable for open OTC swap contracts (Note 4)	—	—	790,699	—
Payable to Trustees and related expenses	280	4,452	14,960	674
Interest and dividend payable for short sales	—	—	931,218	—
Written options outstanding, at value (Note 4)(g)	—	—	2,838,687	—
Accrued expenses	45,009	121,142	1,075,643	74,238

Total liabilities	342,029	500,552,414	994,506,215	232,111

Net assets	$66,992,454	$599,568,536	$3,735,883,192	$227,199,843

(a) Cost of investments – affiliated issuers:	$68,566,962	$701,748,053	$1,122,183	$245,440,120
(b) Cost of investments – unaffiliated issuers:	$30,817	$582,993	$4,682,116,518	$100,556
(c) Includes securities on loan at value (Note 2):	$—	$—	$18,231,045	$—
(d) Cost of investments – repurchase agreements:	$—	$—	$280,048,230	$—
(e) Cost of foreign currency:	$—	$—	$2,226,331	$—
(f) Proceeds from securities sold short:	$—	$—	$957,905,993	$—
(g) Premiums on written options:	$—	$—	$3,378,358	$—

See accompanying notes to the financial statements.	128

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity	Consolidated	Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$141,983,627	$838,573,587	$4,919,900,615	$411,244,205
Distributable earnings (accumulated loss)	(74,991,173)	(239,005,051)	(1,184,017,423)	(184,044,362)

	$66,992,454	$599,568,536	$3,735,883,192	$227,199,843

Net assets attributable to:
Core Class	$—	$—	$3,735,883,192	$—

Class III	$66,992,454	$560,287,173	$—	$219,167,238

Class R6	$—	$34,288,955	$—	$8,032,605

Class I	$—	$4,992,408	$—	$—

Shares outstanding:
Core Class	—	—	304,108,537	—

Class III	3,073,404	22,799,831	—	14,477,055

Class R6	—	1,395,537	—	530,660

Class I	—	203,303	—	—

Net asset value per share:
Core Class	$—	$—	$12.28	$—

Class III	$21.80	$24.57	$—	$15.14

Class R6	$—	$24.57	$—	$15.14

Class I	$—	$24.56	$—	$—

129	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

		Consolidated
	International	SGM	Strategic
	Equity	Major	Opportunities
	Allocation	Markets	Allocation
	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$491,808,393	$—	$130,766,788
Investments in unaffiliated issuers, at value (Note 2)(b)	365,390	129,645,108	71,883,781
Repurchase agreements, at value (Note 2)(c)	—	—	19,999,629
Foreign currency, at value (Note 2)(d)	—	38	33,405
Cash	—	3,225,183	29,693
Receivable for investments sold	—	500,987	8,907,919
Receivable for Fund shares sold	79	—	—
Receivable for closed swap contracts (Note 4)	—	—	395
Dividends and interest receivable	1,182	418,315	783,847
Dividend withholding tax receivable	—	—	27,033
Foreign capital gains tax refund receivable (Note 2)	—	—	2,409
Unrealized appreciation on open forward currency contracts (Note 4)	—	807,354	—
Due from broker (Note 2)	—	1,043,101	—
Receivable for open OTC swap contracts (Note 4)	—	682,712	99,263
Interest receivable for open OTC swap contracts (Note 4)	—	42,547	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	39,565	36,218	40,791

Total assets	492,214,609	136,401,563	232,574,953

Liabilities:
Investments sold short, at value (Note 2)(e)	—	—	34,317,852
Due to broker (Note 2)	—	60	—
Payable for investments purchased	—	—	1,318,932
Payable for Fund shares repurchased	1,442	5,576,070	7,265,000
Accrued foreign capital gains tax payable (Note 2)	—	—	14,382
Payable to affiliate for (Note 5):
Management fee	—	88,074	—
Shareholder service fee	—	6,294	—
Payable for variation margin on open futures contracts (Note 4)	—	474,385	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	806,355	—
Interest payable for open OTC swap contracts (Note 4)	—	43,562	—
Payable for open OTC swap contracts (Note 4)	—	294,036	—
Payable to Trustees and related expenses	1,800	946	738
Interest and dividend payable for short sales	—	—	31,898
Accrued expenses	69,175	167,564	122,574

Total liabilities	72,417	7,457,346	43,071,376

Net assets	$492,142,192	$128,944,217	$189,503,577

(a) Cost of investments – affiliated issuers:	$579,205,507	$—	$143,983,532
(b) Cost of investments – unaffiliated issuers:	$365,390	$130,102,295	$70,673,061
(c) Cost of investments – repurchase agreements:	$—	$—	$19,999,629
(d) Cost of foreign currency:	$—	$38	$33,675
(e) Proceeds from securities sold short:	$—	$—	$37,784,118

See accompanying notes to the financial statements.	130

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2023 — (Continued)

		Consolidated
	International	SGM	Strategic
	Equity	Major	Opportunities
	Allocation	Markets	Allocation
	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$723,115,984	$211,160,501	$206,599,534
Distributable earnings (accumulated loss)	(230,973,792)	(82,216,284)	(17,095,957)

	$492,142,192	$128,944,217	$189,503,577

Net assets attributable to:
Class III	$286,725,268	$3,366,098	$189,503,577

Class VI	$—	$120,827,221	$—

Class R6	$205,416,924	$—	$—

Class I	$—	$4,750,898	$—

Shares outstanding:
Class III	11,254,252	117,994	12,170,396

Class VI	—	4,254,842	—

Class R6	8,065,679	—	—

Class I	—	166,825	—

Net asset value per share:
Class III	$25.48	$28.53	$15.57

Class VI	$—	$28.40	$—

Class R6	$25.47	$—	$—

Class I	$—	$28.48	$—

131	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2023

	Consolidated	Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,608,779	$62,039	$43,120,760	$39,190
Dividends from affiliated issuers (Note 10)	338,155	175,422,512	20,142,592	10,843,641
Interest	2,032,900	—	7,160,831	—
Securities lending income from affiliated issuers (net)	—	—	225,412	—
Other income (Note 2)	23,073	—	466,152	15,039

Total investment income	6,002,907	175,484,551	71,115,747	10,897,870

Expenses:
Management fee (Note 5)	1,486,103	29,995,667	—	—
Shareholder service fee – Class III (Note 5)	—	2,339,359	—	—
Shareholder service fee – Class IV (Note 5)	—	1,253,219	—	—
Shareholder service fee – Class VI (Note 5)	35,289	—	—	—
Shareholder service fee – Class R6 (Note 5)	27	411,912	—	—
Shareholder service fee – Class I (Note 5)	306,682	505,624	—	—
Supplemental support fee – Class MF (Note 5)	—	1,190,235	—	—
Audit and tax fees	160,010	45,206	161,017	52,140
Custodian, fund accounting agent and transfer agent fees	646,145	559,145	1,227,909	103,822
Dividend expense on short sales	993,621	—	3,773,854	—
Legal fees	12,196	171,355	47,880	11,438
Registration fees	50,209	91,945	1,619	44,859
Trustees’ fees and related expenses (Note 5)	9,524	221,637	64,683	17,230
Interest expense and borrowing costs for investments sold short (Note 2)	242,476	—	991,863	—
Miscellaneous	56,277	37,207	121,017	10,659

Total expenses	3,998,559	36,822,511	6,389,842	240,148
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(704,003)	(552,357)	(832,961)	(207,778)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(39,527)	(2,699,800)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(1,760)	(314,282)	—	—

Net expenses	3,253,269	33,256,072	5,556,881	32,370

Net investment income (loss)	2,749,638	142,228,479	65,558,866	10,865,500

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(8,238,417)	—	(56,900,399)	—
Investments in affiliated issuers	(3,146,257)	(79,603,818)	(17,200,274)	(50,287,550)
Investments in securities sold short	15,405,392	—	61,647,517	—
Realized gain distributions from affiliated issuers (Note 10)	—	8,712,522	7,223,264	8,578,145
Futures contracts	2,387,595	—	46,020,438	—
Written options	344,166	—	—	—
Swap contracts	544,588	—	2,003,063	—
Forward currency contracts	(5,993,187)	—	715,353	—
Foreign currency and foreign currency related transactions	49,420	—	(635,371)	—

Net realized gain (loss)	1,353,300	(70,891,296)	42,873,591	(41,709,405)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(1,934,610)	—	(67,780,782)	—
Investments in affiliated issuers	1,173,984	(86,441,325)	(14,483,090)	(3,797,081)
Investments in securities sold short	(1,647,529)	—	(20,197,766)	—
Futures contracts	427,164	—	(20,222,689)	—
Written options	(135,411)	—	—	—
Swap contracts	620,892	—	467,020	—
Forward currency contracts	1,904,162	—	434,285	—
Foreign currency and foreign currency related transactions	(48,124)	—	(96,607)	—

Net change in unrealized appreciation (depreciation)	360,528	(86,441,325)	(121,879,629)	(3,797,081)

Net realized and unrealized gain (loss)	1,713,828	(157,332,621)	(79,006,038)	(45,506,486)

Net increase (decrease) in net assets resulting from operations	$4,463,466	$(15,104,142)	$(13,447,172)	$(34,640,986)

(a) Withholding tax:	$229,262	$—	$3,983,406	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$8,577	$—	$72,131	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$(8,502)	$—	$124,387	$—

See accompanying notes to the financial statements.	132

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2023 — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity	Consolidated	Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$2,306,198	$47,322,078	$—	$8,558,973
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	862	8,292	132,654,853	1,845
Interest	21	—	34,493,537	—
Securities lending income from affiliated issuers (net)	—	—	548,886	—
Other income (Note 2)	—	—	15,327,185	—

Total investment income	2,307,081	47,330,370	183,024,461	8,560,818

Expenses:
Audit and tax fees	46,698	43,220	291,486	47,618
Custodian, fund accounting agent and transfer agent fees	18,448	96,753	2,153,948	54,719
Dividend expense on short sales	—	—	13,142,206	—
Legal fees	2,755	46,826	168,827	7,296
Registration fees	3,428	58,540	—	51,471
Trustees’ fees and related expenses (Note 5)	3,747	65,284	194,127	9,752
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	1,566,994	—
Miscellaneous	6,446	13,321	163,798	7,730

Total expenses	81,522	323,944	17,681,386	178,586
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(77,534)	(250,431)	(2,326,202)	(168,594)

Net expenses	3,988	73,513	15,355,184	9,992

Net investment income (loss)	2,303,093	47,256,857	167,669,277	8,550,826

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	(145,544,552)	—
Investments in affiliated issuers	(3,345,279)	(130,216,105)	(218,844)	(1,664,657)
Investments in securities sold short	—	—	174,616,325	—
Realized gain distributions from affiliated issuers (Note 10)	3,172,905	48,371,491	—	467,684
Futures contracts	—	—	140,890,139	—
Written options	—	—	1,061,715	—
Swap contracts	—	—	3,138,245	—
Forward currency contracts	—	—	(20,013,196)	—
Foreign currency and foreign currency related transactions	—	—	1,813,814	—

Net realized gain (loss)	(172,374)	(81,844,614)	155,743,646	(1,196,973)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	—	(252,001,598)	—
Investments in affiliated issuers	(6,335,293)	(72,183,025)	60,867	(13,717,635)
Investments in securities sold short	—	—	(17,401,964)	—
Futures contracts	—	—	(47,219,444)	—
Written options	—	—	278,514	—
Swap contracts	—	—	5,453,594	—
Forward currency contracts	—	—	5,235,136	—
Foreign currency and foreign currency related transactions	—	—	(563,342)	—

Net change in unrealized appreciation (depreciation)	(6,335,293)	(72,183,025)	(306,158,237)	(13,717,635)

Net realized and unrealized gain (loss)	(6,507,667)	(154,027,639)	(150,414,591)	(14,914,608)

Net increase (decrease) in net assets resulting from operations	$(4,204,574)	$(106,770,782)	$17,254,686	$(6,363,782)

(a) Withholding tax:	$—	$—	$11,804,931	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$698,515	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$2,362	$—

133	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2023 — (Continued)

		Consolidated
	International	SGM	Strategic
	Equity	Major	Opportunities
	Allocation	Markets	Allocation
	Fund	Fund	Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$24,980,178	$—	$5,183,375
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	6,855	56,589	2,997,552
Interest	—	3,660,432	442,959

Total investment income	24,987,033	3,717,021	8,623,886

Expenses:
Management fee (Note 5)	—	1,753,568	—
Shareholder service fee – Class III (Note 5)	—	31,546	—
Shareholder service fee – Class VI (Note 5)	—	95,199	—
Shareholder service fee – Class I (Note 5)	—	18,272	—
Audit and tax fees	45,455	113,576	87,130
Custodian, fund accounting agent and transfer agent fees	78,863	153,224	197,487
Dividend expense on short sales	—	—	517,881
Legal fees	18,426	9,759	6,181
Registration fees	19,345	49,698	3,704
Trustees’ fees and related expenses (Note 5)	24,303	10,321	7,499
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	134,807
Miscellaneous	9,386	12,743	53,564

Total expenses	195,778	2,247,906	1,008,253
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(169,477)	(311,647)	(312,831)

Net expenses	26,301	1,936,259	695,422

Net investment income (loss)	24,960,732	1,780,762	7,928,464

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	(1,415,607)	(3,687,950)
Investments in affiliated issuers	(13,617,510)	—	(7,401,998)
Investments in securities sold short	—	—	8,087,779
Realized gain distributions from affiliated issuers (Note 10)	1,154,154	—	3,584,990
Futures contracts	—	4,202,158	—
Swap contracts	—	827,298	582,171
Forward currency contracts	—	(6,858,168)	—
Foreign currency and foreign currency related transactions	—	97,810	(58,613)

Net realized gain (loss)	(12,463,356)	(3,146,509)	1,106,379

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	719,957	(4,238,092)
Investments in affiliated issuers	(69,591,970)	—	(13,489,006)
Investments in securities sold short	—	—	(1,821,363)
Futures contracts	—	1,801,657	—
Swap contracts	—	1,120,017	(46,249)
Forward currency contracts	—	300,089	—
Foreign currency and foreign currency related transactions	—	(15,478)	242

Net change in unrealized appreciation (depreciation)	(69,591,970)	3,926,242	(19,594,468)

Net realized and unrealized gain (loss)	(82,055,326)	779,733	(18,488,089)

Net increase (decrease) in net assets resulting from operations	$(57,094,594)	$2,560,495	$(10,559,625)

(a) Withholding tax:	$—	$—	$256,244
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$366
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$(118)

See accompanying notes to the financial statements.	134

GMO Trust Funds

Statements of Changes in Net Assets

	Consolidated		Benchmark-
	Alternative		Free
	Allocation		Allocation
	Fund		Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,749,638	$604,065	$142,228,479	$125,445,340
Net realized gain (loss)	1,353,300	1,862,748	(70,891,296)	(51,783,321)
Change in net unrealized appreciation (depreciation)	360,528	(3,368,084)	(86,441,325)	(9,001,883)

Net increase (decrease) in net assets from operations	4,463,466	(901,271)	(15,104,142)	64,660,136

Distributions to shareholders:
Class III	—	—	(44,436,242)	(40,126,356)
Class IV	—	—	(39,436,017)	(36,148,761)
Class VI	(566,438)	(6,442,811)	—	—
Class MF	—	—	(34,154,940)	(34,695,369)
Class R6	(239)	(15,298)	(8,404,776)	(5,897,575)
Class I	(1,316,125)	(6,161,945)	(8,571,449)	(8,143,311)

Total distributions	(1,882,802)	(12,620,054)	(135,003,424)	(125,011,372)

Net share transactions (Note 9):
Class III	—	—	(129,056,156)	(488,898,874)
Class IV	—	—	(169,185,506)	(553,716,829)
Class VI	(81,621,079)	(91,476,207)	—	—
Class MF	—	—	(248,623,598)	(330,119,921)
Class R6	(17,370)	(445,328)	16,445,267	(35,040,180)
Class I	(4,435,177)	(114,729,175)	(39,451,537)	46,774,244

Increase (decrease) in net assets resulting from net share transactions	(86,073,626)	(206,650,710)	(569,871,530)	(1,361,001,560)

Total increase (decrease) in net assets	(83,492,962)	(220,172,035)	(719,979,096)	(1,421,352,796)
Net assets:
Beginning of period	279,164,972	499,337,007	5,123,645,039	6,544,997,835

End of period	$195,672,010	$279,164,972	$4,403,665,943	$5,123,645,039

135	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

			Global
	Benchmark-		Asset
	Free		Allocation
	Fund		Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$65,558,866	$65,016,102	$10,865,500	$17,733,383
Net realized gain (loss)	42,873,591	147,007,130	(41,709,405)	68,360,369
Change in net unrealized appreciation (depreciation)	(121,879,629)	(190,582,429)	(3,797,081)	(76,899,817)

Net increase (decrease) in net assets from operations	(13,447,172)	21,440,803	(34,640,986)	9,193,935

Distributions to shareholders:
Class III	(68,892,922)	(78,012,250)	(11,238,011)	(36,020,211)
Class R6	—	—	(752,848)	(1,757,031)
Class I	—	—	(538,596)	(758,336)

Total distributions	(68,892,922)	(78,012,250)	(12,529,455)	(38,535,578)

Net share transactions (Note 9):
Class III	(378,801,075)	(488,070,825)	(234,701,495)	(73,648,726)
Class R6	—	—	(3,363,652)	(161,766,780)
Class I	—	—	1,374,379	(7,391,714)

Increase (decrease) in net assets resulting from net share transactions	(378,801,075)	(488,070,825)	(236,690,768)	(242,807,220)

Total increase (decrease) in net assets	(461,141,169)	(544,642,272)	(283,861,209)	(272,148,863)
Net assets:
Beginning of period	1,613,853,770	2,158,496,042	623,980,746	896,129,609

End of period	$1,152,712,601	$1,613,853,770	$340,119,537	$623,980,746

See accompanying notes to the financial statements.	136

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed		Global
	Equity		Equity
	Allocation		Allocation
	Fund		Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,303,093	$3,386,302	$47,256,857	$62,828,244
Net realized gain (loss)	(172,374)	12,253,128	(81,844,614)	174,474,499
Change in net unrealized appreciation (depreciation)	(6,335,293)	(9,298,594)	(72,183,025)	(190,742,470)

Net increase (decrease) in net assets from operations	(4,204,574)	6,340,836	(106,770,782)	46,560,273

Distributions to shareholders:
Class III	(5,431,769)	(10,659,337)	(97,936,959)	(122,025,655)
Class R6	—	—	(441,589)	(541,431)
Class I	—	—	(388,226)	(191,269)

Total distributions	(5,431,769)	(10,659,337)	(98,766,774)	(122,758,355)

Net share transactions (Note 9):
Class III	(10,181,077)	2,974,852	(807,493,688)	7,964,576
Class R6	—	—	28,794,936	649,789
Class I	—	—	2,971,667	535,784

Increase (decrease) in net assets resulting from net share transactions	(10,181,077)	2,974,852	(775,727,085)	9,150,149

Total increase (decrease) in net assets	(19,817,420)	(1,343,649)	(981,264,641)	(67,047,933)
Net assets:
Beginning of period	86,809,874	88,153,523	1,580,833,177	1,647,881,110

End of period	$66,992,454	$86,809,874	$599,568,536	$1,580,833,177

137	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

			International Developed
	Consolidated		Equity
	Implementation		Allocation
	Fund		Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$167,669,277	$161,653,705	$8,550,826	$14,383,762
Net realized gain (loss)	155,743,646	208,144,198	(1,196,973)	3,380,347
Change in net unrealized appreciation (depreciation)	(306,158,237)	(253,804,818)	(13,717,635)	(10,962,253)

Net increase (decrease) in net assets from operations	17,254,686	115,993,085	(6,363,782)	6,801,856

Distributions to shareholders:
Core Class	(132,069,652)	(150,035,453)	—	—
Class III	—	—	(8,863,788)	(15,331,043)
Class R6	—	—	(323,823)	(544,452)

Total distributions	(132,069,652)	(150,035,453)	(9,187,611)	(15,875,495)

Net share transactions (Note 9):
Core Class	(830,527,741)	(1,255,098,954)	—	—
Class III	—	—	11,806,790	13,953,404
Class R6	—	—	368,329	313,408

Increase (decrease) in net assets resulting from net share transactions	(830,527,741)	(1,255,098,954)	12,175,119	14,266,812

Total increase (decrease) in net assets	(945,342,707)	(1,289,141,322)	(3,376,274)	5,193,173
Net assets:
Beginning of period	4,681,225,899	5,970,367,221	230,576,117	225,382,944

End of period	$3,735,883,192	$4,681,225,899	$227,199,843	$230,576,117

See accompanying notes to the financial statements.	138

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International		Consolidated SGM
	Equity		Major
	Allocation		Markets
	Fund		Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2023	2022	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$24,960,732	$41,077,456	$1,780,762	$(2,449,340)
Net realized gain (loss)	(12,463,356)	19,415,944	(3,146,509)	(6,698,606)
Change in net unrealized appreciation (depreciation)	(69,591,970)	(81,975,337)	3,926,242	1,094,883

Net increase (decrease) in net assets from operations	(57,094,594)	(21,481,937)	2,560,495	(8,053,063)

Distributions to shareholders:
Class III	(13,246,154)	(29,164,941)	(1,493,076)	(2,188,743)
Class VI	—	—	(12,535,348)	(23,082,080)
Class R6	(10,107,910)	(15,335,754)	—	—
Class I	—	—	(1,088,498)	(1,575,727)

Total distributions	(23,354,064)	(44,500,695)	(15,116,922)	(26,846,550)

Net share transactions (Note 9):
Class III	(103,571,918)	(119,007,367)	(27,325,604)	5,866,671
Class VI	—	—	(77,087,194)	(77,631,000)
Class R6	(3,154,572)	2,753,167	—	—
Class I	—	—	(14,477,458)	8,999,513

Increase (decrease) in net assets resulting from net share transactions	(106,726,490)	(116,254,200)	(118,890,256)	(62,764,816)

Total increase (decrease) in net assets	(187,175,148)	(182,236,832)	(131,446,683)	(97,664,429)
Net assets:
Beginning of period	679,317,340	861,554,172	260,390,900	358,055,329

End of period	$492,142,192	$679,317,340	$128,944,217	$260,390,900

139	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Strategic
	Opportunities
	Allocation
	Fund
	Year Ended
	February 28,
	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,928,464	$10,033,100
Net realized gain (loss)	1,106,379	64,829,890
Change in net unrealized appreciation (depreciation)	(19,594,468)	(48,805,216)

Net increase (decrease) in net assets from operations	(10,559,625)	26,057,774

Distributions to shareholders:
Class III	(18,348,413)	(67,555,650)

Total distributions	(18,348,413)	(67,555,650)

Net share transactions (Note 9):
Class III	(18,040,407)	(301,846,406)

Increase (decrease) in net assets resulting from net share transactions	(18,040,407)	(301,846,406)

Total increase (decrease) in net assets	(46,948,445)	(343,344,282)
Net assets:
Beginning of period	236,452,022	579,796,304

End of period	$189,503,577	$236,452,022

See accompanying notes to the financial statements.	140

GMO Trust Funds

Statements of Cash Flows — Year Ended February 28, 2023

	Consolidated			Strategic
	Alternative	Benchmark-	Consolidated	Opportunities
	Allocation	Free	Implementation	Allocation
	Fund	Fund	Fund	Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$4,463,466	$(13,447,172)	$17,254,686	$(10,559,625)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	(360,528)	121,879,629	306,158,237	19,594,468
Net realized (gain) loss	(1,353,300)	(42,873,591)	(155,743,646)	(1,106,379)
Cost of purchase of investments held long	(363,276,150)	(1,236,549,803)	(3,850,288,882)	(111,243,252)
Cost of purchase of investments held short	(153,546,125)	(273,084,221)	(831,826,943)	(29,795,539)
Proceeds from sale of investments held long	441,555,005	1,452,028,608	4,269,076,763	151,007,919
Proceeds of sales to securities sold short	136,105,994	216,646,442	820,915,668	25,032,389
Net accretion of discount and amortization of premium	(77,197)	(585,836)	(6,763,892)	91,959
Short-term investments, net	24,684,381	145,777,954	238,814,680	2,437,822
Realized gain distributions from affiliated issuers	—	7,223,264	—	3,584,990
Cash flows related to derivative transactions:
Futures contracts	2,577,492	27,827,801	98,590,155	—
Written option contracts	164,176	—	3,484,850	—
Swap contracts	(1,433,068)	2,434,192	5,144,118	582,171
Forward currency contracts	(5,993,187)	715,353	(20,013,196)	—
Foreign currency and foreign currency related transactions	1,296	(731,978)	1,250,472	(58,371)
Change in assets and liabilities:
(Increase) decrease in due from broker	4,563,035	2,993,900	77,666,222	85
(Increase) decrease in dividends and interest receivable	(726,793)	(30,992)	(4,039,365)	(590,575)
(Increase) decrease in dividend tax withholding	(12,204)	113,252	267,883	12,660
(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	60,354	(66,041)	(226,221)	(34,778)
(Increase) decrease in interest receivable for open OTC swap contracts	(470,952)	—	(128,011)	—
(Increase) decrease in receivable for closed swap contracts	7,224	40,063	94,156	4,362
(Increase) decrease in foreign capital gains tax refund receivable	—	18,053	3,143	(1,157)
(Increase) decrease in receivable from liquidated underlying funds	(23,073)	—	—	—
(Increase) decrease in EU tax reclaims receivable	—	—	(1,428,922)	—
Increase (decrease) in payable to affiliate for:
Management fee	(51,311)	—	—	—
Shareholder service fee	(4,736)	—	—	—
Increase (decrease) in due to custodian	—	—	688,162	(844)
Increase (decrease) in due to broker	—	(649)	9	—
Increase (decrease) in dividends and interest payable	6,174	69,940	327,488	8,942
Increase (decrease) in payable for closed swap contracts	(18,691)	(114,304)	(235,003)	(10,843)
Increase (decrease) in payable to Trustees and related expenses	(532)	(1,847)	(3,085)	(2,524)
Increase (decrease) in interest payable for OTC swap contracts^	448,440	—	109,551	—
Increase (decrease) in accrued expenses	(26,566)	(642,859)	(1,036,393)	(133,572)
Increase (decrease) in accrued foreign capital gains tax payable	—	85,795	(104,584)	—
Increase (decrease) in payable for cash collateral from securities loaned	—	(8,776,785)	(11,231,443)	—

Net cash provided by (used in) operating activities	87,262,624	400,948,168	956,776,657	48,820,308

Cash flows from financing activities:
Proceeds from shares sold	52,061,627	24,689,894	333,116,017	16,819,874
Shares repurchased	(139,007,645)	(424,614,200)	(1,289,752,003)	(59,538,159)
Cash distributions paid	(611,373)	(1,515,872)	—	(6,085,535)

Net cash provided by (used in) financing activities	(87,557,391)	(401,440,178)	(956,635,986)	(48,803,820)

Net increase (decrease) in cash	(294,767)	(492,010)	140,671	16,488
Cash, beginning of period	3,526,958	1,141,425	2,036,343	46,610

Cash, end of period	$3,232,191	$649,415	$2,177,014	$63,098

Cash paid during the period for:
^ Interest on swap contracts	$540,703	$—	$—	$—

141	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND

	Class VI Shares
				Period from
				May 1, 2019
				(commencement
				of operations)
	Year Ended			through
	February 28,			February 29,
	2023	2022	2021	2020
Net asset value, beginning of period	$18.08	$18.99	$19.45	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26	0.05	(0.02)	0.15
Net realized and unrealized gain (loss)	0.32	(0.23)	0.03 (b)	(0.18)

Total from investment operations	0.58	(0.18)	0.01	(0.03)

Less distributions to shareholders:
From net investment income	—	—	(0.47)	(0.06)
From net realized gains	(0.17)	(0.73)	—	(0.46)

Total distributions	(0.17)	(0.73)	(0.47)	(0.52)

Net asset value, end of period	$18.49	$18.08	$18.99	$19.45

Total Return(c)	3.25%	(0.99)%	0.01%	(0.21	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,257	$130,896	$230,386	$200,812
Net operating expenses to average daily net assets(d)	0.81%	0.80%	0.76%	0.77	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.61%	0.51%	0.49%	0.29	%*
Total net expenses to average daily net assets(d)	1.42%	1.31%	1.25%	1.05	%*
Net investment income (loss) to average daily net assets(a)	1.44%	0.29%	(0.10)%	0.88	%*
Portfolio turnover rate(f)	337%	572%	410%	243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.35%	0.17%	0.15%	0.27	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,
	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	N/A	572%	411%	250%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	142

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND (continued)

	Class R6 Shares
				Period from
				July 31, 2020
				(commencement
				of operations)
	Year Ended			through
	February 28,			February 28,
	2023	2022		2021
Net asset value, beginning of period	$18.18	$18.95		$19.33

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23	(0.00	)(b)	(0.03)
Net realized and unrealized gain (loss)	0.34	(0.04)		0.07	(c)

Total from investment operations	0.57	(0.04)		0.04

Less distributions to shareholders:
From net investment income	—	—		(0.42)
From net realized gains	(0.17)	(0.73)		—

Total distributions	(0.17)	(0.73)		(0.42)

Net asset value, end of period	$18.58	$18.18		$18.95

Total Return(d)	3.17%	(0.23)%		0.16	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4	$22		$478
Net operating expenses to average daily net assets(e)	0.98%	0.97%		0.93	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.61%	0.58%		0.53	%*
Total net expenses to average daily net assets(e)	1.59%	1.55%		1.46	%*
Net investment income (loss) to average daily net assets(a)	1.27%	0.01%		(0.26	)%*
Portfolio turnover rate(g)	337%	572%		410	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.35%	0.13%		0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,
	2023	2022	2021
Portfolio turnover rate including transactions in USTF	N/A	572%	411%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

143	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND (continued)

	Class I Shares
				Period from
				September 4, 2019
				(commencement
				of operations)
	Year Ended			through
	February 28,			February 29,
	2023	2022	2021	2020
Net asset value, beginning of period	$18.01	$18.96	$19.44	$20.18

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23	0.01	(0.09)	0.10
Net realized and unrealized gain (loss)	0.30	(0.23)	0.04 (b)	(0.33)

Total from investment operations	0.53	(0.22)	(0.05)	(0.23)

Less distributions to shareholders:
From net investment income	—	—	(0.43)	(0.05)
From net realized gains	(0.17)	(0.73)	—	(0.46)

Total distributions	(0.17)	(0.73)	(0.43)	(0.51)

Net asset value, end of period	$18.37	$18.01	$18.96	$19.44

Total Return(c)	2.98%	(1.21)%	(0.30)%	(1.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$146,410	$148,247	$268,473	$34,229
Net operating expenses to average daily net assets(d)	1.08%	1.07%	1.02%	1.02	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.60%	0.50%	0.51%	0.23	%*
Total net expenses to average daily net assets(d)	1.68%	1.57%	1.53%	1.25	%*
Net investment income (loss) to average daily net assets(a)	1.31%	0.06%	(0.44)%	0.98	%*
Portfolio turnover rate(f)	337%	572%	410%	243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.37%	0.19%	0.15%	0.24	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,
	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	N/A	572%	411%	250%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	144

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.56	$25.97	$25.53	$26.36	$27.76

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.73	0.57	0.40	0.83	0.82
Net realized and unrealized gain (loss)	(0.63)	(0.35)	0.98	(0.75)	(1.30)

Total from investment operations	0.10	0.22	1.38	0.08	(0.48)

Less distributions to shareholders:
From net investment income	(0.77)	(0.63)	(0.78)	(0.90)	(0.90)
From net realized gains	—	—	(0.16)	(0.01)	(0.02)

Total distributions	(0.77)	(0.63)	(0.94)	(0.91)	(0.92)

Net asset value, end of period	$24.89	$25.56	$25.97	$25.53	$26.36

Total Return(b)	0.50%	0.86%	5.60%	0.11%	(1.55)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,546,717	$1,726,440	$2,227,712	$3,785,568	$4,642,211
Net expenses to average daily net assets(c)	0.74%	0.75%	0.70%	0.66%	0.65%
Net investment income (loss) to average daily net assets(a)	3.00%	2.15%	1.59%	3.12%	3.07%
Portfolio turnover rate	19%	7%	20%	10%	18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.08%	0.06%	0.11%	0.15%	0.15%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$—	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

145	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.56	$25.96	$25.53	$26.35	$27.75

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.80	0.49	0.43	0.83	0.88
Net realized and unrealized gain (loss)	(0.68)	(0.25)	0.96	(0.73)	(1.35)

Total from investment operations	0.12	0.24	1.39	0.10	(0.47)

Less distributions to shareholders:
From net investment income	(0.79)	(0.64)	(0.80)	(0.91)	(0.91)
From net realized gains	—	—	(0.16)	(0.01)	(0.02)

Total distributions	(0.79)	(0.64)	(0.96)	(0.92)	(0.93)

Net asset value, end of period	$24.89	$25.56	$25.96	$25.53	$26.35

Total Return(b)	0.55%	0.93%	5.61%	0.21%	(1.50)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,182,069	$1,388,080	$1,965,528	$2,085,324	$2,737,619
Net expenses to average daily net assets(c)	0.69%	0.70%	0.66%	0.61%	0.60%
Net investment income (loss) to average daily net assets(a)	3.26%	1.85%	1.73%	3.12%	3.29%
Portfolio turnover rate	19%	7%	20%	10%	18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.08%	0.06%	0.10%	0.15%	0.15%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$—	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	146

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares
	Year Ended February 28/29,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.58	$25.99	$25.55	$26.38	$27.77

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.75	0.60	0.38	0.83	0.77
Net realized and unrealized gain (loss)	(0.64)	(0.37)	1.01	(0.74)	(1.23)

Total from investment operations	0.11	0.23	1.39	0.09	(0.46)

Less distributions to shareholders:
From net investment income	(0.78)	(0.64)	(0.79)	(0.91)	(0.91)
From net realized gains	—	—	(0.16)	(0.01)	(0.02)

Total distributions	(0.78)	(0.64)	(0.95)	(0.92)	(0.93)

Net asset value, end of period	$24.91	$25.58	$25.99	$25.55	$26.38

Total Return(b)	0.54%	0.91%	5.64%	0.16%	(1.47)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,079,756	$1,370,527	$1,716,252	$2,827,442	$3,926,518
Net expenses to average daily net assets(c)	0.69%	0.70%	0.65%	0.61%	0.60%
Net investment income (loss) to average daily net assets(a)	3.05%	2.25%	1.54%	3.12%	2.88%
Portfolio turnover rate	19%	7%	20%	10%	18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.08%	0.06%	0.11%	0.15%	0.15%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$—	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

147	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class R6 Shares
			Period from
			May 1, 2020
			(commencement
			of operations)
	Year Ended		through
	February 28,		February 28,
	2023	2022	2021
Net asset value, beginning of period	$25.54	$25.95	$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.77	0.55	0.24
Net realized and unrealized gain (loss)	(0.66)	(0.33)	2.72

Total from investment operations	0.11	0.22	2.96

Less distributions to shareholders:
From net investment income	(0.78)	(0.63)	(0.80)
From net realized gains	—	—	(0.16)

Total distributions	(0.78)	(0.63)	(0.96)

Net asset value, end of period	$24.87	$25.54	$25.95

Total Return(b)	0.51%	0.86%	12.55	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$281,802	$273,491	$310,687
Net expenses to average daily net assets(c)	0.74%	0.75%	0.74	%*
Net investment income (loss) to average daily net assets(a)	3.16%	2.06%	1.16	%*
Portfolio turnover rate	19%	7%	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.08%	0.06%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	148

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class I Shares
				Period from
				August 8, 2019
				(commencement
				of operations)
	Year Ended			through
	February 28,			February 29,
	2023	2022	2021	2020
Net asset value, beginning of period	$25.53	$25.95	$25.52	$26.24

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.70	0.63	0.33	1.10
Net realized and unrealized gain (loss)	(0.62)	(0.44)	1.02	(0.93)

Total from investment operations	0.08	0.19	1.35	0.17

Less distributions to shareholders:
From net investment income	(0.75)	(0.61)	(0.76)	(0.89)
From net realized gains	—	—	(0.16)	—

Total distributions	(0.75)	(0.61)	(0.92)	(0.89)

Net asset value, end of period	$24.86	$25.53	$25.95	$25.52

Total Return(b)	0.38%	0.77%	5.47%	0.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$313,322	$365,107	$324,819	$98,453
Net expenses to average daily net assets(c)	0.84%	0.85%	0.81%	0.74	%*
Net investment income (loss) to average daily net assets(a)	2.85%	2.38%	1.30%	7.22	%*
Portfolio turnover rate	19%	7%	20%	10	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.09%	0.07%	0.10%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

149	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.85	$19.48	$18.88	$19.56	$20.91

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.86	0.63	0.52	0.72	0.58
Net realized and unrealized gain (loss)	(0.98)	(0.39)	0.71	(0.59)	(1.21)

Total from investment operations	(0.12)	0.24	1.23	0.13	(0.63)

Less distributions to shareholders:
From net investment income	(0.94)	(0.87)	(0.63)	(0.81)	(0.72)

Total distributions	(0.94)	(0.87)	(0.63)	(0.81)	(0.72)

Net asset value, end of period	$17.79	$18.85	$19.48	$18.88	$19.56

Total Return(b)	(0.40)%	1.21%	6.64%	0.41%	(2.80)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,152,713	$1,613,854	$2,158,496	$2,583,930	$3,165,731
Net operating expenses to average daily net assets(c)	0.06%	0.03%	0.04%	0.02%	0.02%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.35%	0.26%	0.08%	0.03%	0.04%
Total net expenses to average daily net assets(c)	0.41%	0.29%	0.12%	0.05%	0.06%
Net investment income (loss) to average daily net assets(a)	4.85%	3.19%	2.86%	3.64%	2.92%
Portfolio turnover rate(e)	107%	138%	145%	50%	59%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%	0.07%	0.05%	0.04%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$—	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	114%	145%	151%	52%	59%

(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	150

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$32.86		$34.92		$31.50		$31.47		$33.31

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.82		0.96		0.88		1.08		1.02
Net realized and unrealized gain (loss)	(2.67)		(0.90)		3.91		0.29		(1.74)

Total from investment operations	(1.85)		0.06		4.79		1.37		(0.72)

Less distributions to shareholders:
From net investment income	(1.09)		(2.12)		(1.37)		(1.34)		(1.12)

Total distributions	(1.09)		(2.12)		(1.37)		(1.34)		(1.12)

Net asset value, end of period	$29.92		$32.86		$34.92		$31.50		$31.47

Total Return(b)	(5.48)%		(0.10)%		15.39%		4.12%		(1.96)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$306,276		$585,212		$692,580		$1,539,522		$1,909,728
Net expenses to average daily net assets(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	2.72%		2.68%		2.78%		3.32%		3.17%
Portfolio turnover rate(e)	31%		27%		30%		27%		21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.03%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$0.00	(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28,	February 28,	February 28,	February 29,	February 28,
	2023	2022	2021	2020	2019
Portfolio turnover rate including transactions in USTF	32%	31%	41%	28%	24%

(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

151	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28,					Period from September 30, 2019 (commencement of operations) through February 29,
	2023		2022		2021	2020
Net asset value, beginning of period	$32.84		$34.93		$31.50	$32.56

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.84		0.51		0.93	0.86
Net realized and unrealized gain (loss)	(2.69)		(0.48)		3.87	(0.71)

Total from investment operations	(1.85)		0.03		4.80	0.15

Less distributions to shareholders:
From net investment income	(1.09)		(2.12)		(1.37)	(1.21)

Total distributions	(1.09)		(2.12)		(1.37)	(1.21)

Net asset value, end of period	$29.90		$32.84		$34.93	$31.50

Total Return(b)	(5.48)%		(0.19)%		15.42%	0.22	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,440		$26,148		$183,052	$17,888
Net expenses to average daily net assets(c)	0.00	%(d)	0.00	%(d)	0.01%	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	2.80%		1.44%		2.78%	6.23	%*
Portfolio turnover rate(e)	31%		27%		30%	27	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.02%		0.02%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	32%	31%	41%	28%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	152

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class I Shares
	Year Ended February 28,		Period from January 6, 2021 (commencement of operations) through February 28,
	2023	2022	2021
Net asset value, beginning of period	$32.87	$34.92	$34.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.07	0.87	(0.01)
Net realized and unrealized gain (loss)	(2.96)	(0.84)	0.22

Total from investment operations	(1.89)	0.03	0.21

Less distributions to shareholders:
From net investment income	(1.06)	(2.08)	—

Total distributions	(1.06)	(2.08)	—

Net asset value, end of period	$29.92	$32.87	$34.92

Total Return(b)	(5.60)%	(0.18)%	0.61	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,403	$12,621	$20,497
Net expenses to average daily net assets(c)	0.10%	0.10%	0.11%
Net investment income (loss) to average daily net assets(a)	3.59%	2.41%	(0.10	)%*
Portfolio turnover rate(d)	31%	27%	30	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%	0.03%	0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	32%	31%	41%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

153	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$24.43	$25.79		$20.87		$21.20		$22.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.65	1.00		0.75		0.25		0.57
Net realized and unrealized gain (loss)	(1.78)	0.94		5.12		0.42		(1.67)

Total from investment operations	(1.13)	1.94		5.87		0.67		(1.10)

Less distributions to shareholders:
From net investment income	(0.66)	(2.08)		(0.95)		(0.74)		(0.58)
From net realized gains	(0.84)	(1.22)		—		(0.26)		—

Total distributions	(1.50)	(3.30)		(0.95)		(1.00)		(0.58)

Net asset value, end of period	$21.80	$24.43		$25.79		$20.87		$21.20

Total Return(b)	(3.94)%	6.80%		28.41%		2.87%		(4.58)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,992	$86,810		$88,154		$73,383		$447,874
Net expenses to average daily net assets(c)	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	3.00%	3.61%		3.39%		1.16%		2.62%
Portfolio turnover rate	37%	19%		25%		21%		6%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10%	0.05%		0.06%		0.03%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—		$—		$—		$0.00	(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	154

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$28.45	$29.91		$24.37		$24.63		$26.86

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.87	1.18		0.88		0.83		0.65
Net realized and unrealized gain (loss)	(2.92)	(0.28)		5.75		(0.16)		(2.18)

Total from investment operations	(2.05)	0.90		6.63		0.67		(1.53)

Less distributions to shareholders:
From net investment income	(1.01)	(2.35)		(1.09)		(0.93)		(0.70)
From net realized gains	(0.82)	(0.01)		—		—		—

Total distributions	(1.83)	(2.36)		(1.09)		(0.93)		(0.70)

Net asset value, end of period	$24.57	$28.45		$29.91		$24.37		$24.63

Total Return(b)	(6.66)%	2.49%		27.51%		2.36%		(5.43)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$560,287	$1,571,153		$1,638,868		$1,456,064		$1,637,744
Net expenses to average daily net assets(c)	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	3.51%	3.69%		3.44%		3.26%		2.56%
Portfolio turnover rate	35%	20%		20%		20%		11%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—		$—		$—		$0.00	(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

155	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28,			Period from July 15, 2020 (commencement of operations) through February 28,
	2023	2022		2021
Net asset value, beginning of period	$28.46	$29.91		$25.19

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.69	1.19		0.81
Net realized and unrealized gain (loss)	(2.75)	(0.28)		4.96

Total from investment operations	(2.06)	0.91		5.77

Less distributions to shareholders:
From net investment income	(1.01)	(2.35)		(1.05)
From net realized gains	(0.82)	(0.01)		—

Total distributions	(1.83)	(2.36)		(1.05)

Net asset value, end of period	$24.57	$28.46		$29.91

Total Return(b)	(6.69)%	2.52%		23.14	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,289	$7,065		$6,781
Net expenses to average daily net assets(c)	0.01%	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets(a)	2.77%	3.74%		4.70	%*
Portfolio turnover rate	35%	20%		20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.01%		0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	156

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class I Shares
	Year Ended February 28,		Period from August 17, 2020 (commencement of operations) through February 28,
	2023	2022	2021
Net asset value, beginning of period	$28.44	$29.91	$26.14

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.90	1.17	0.90
Net realized and unrealized gain (loss)	(2.97)	(0.31)	3.91

Total from investment operations	(2.07)	0.86	4.81

Less distributions to shareholders:
From net investment income	(0.99)	(2.32)	(1.04)
From net realized gains	(0.82)	(0.01)	—

Total distributions	(1.81)	(2.33)	(1.04)

Net asset value, end of period	$24.56	$28.44	$29.91

Total Return(b)	(6.74)%	2.37%	18.64	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,992	$2,615	$2,233
Net expenses to average daily net assets(c)	0.11%	0.10%	0.10	%*
Net investment income (loss) to average daily net assets(a)	3.66%	3.67%	5.95	%*
Portfolio turnover rate	35%	20%	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.01%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

157	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$12.54		$12.70		$12.74		$13.22		$14.09

Income (loss) from investment operations:
Net investment income (loss)†	0.50	(a)(b)	0.38	(b)	0.35	(b)	0.49	(b)	0.40
Net realized and unrealized gain (loss)	(0.33)		(0.13)		(0.11)		(0.43)		(0.69)

Total from investment operations	0.17		0.25		0.24		0.06		(0.29)

Less distributions to shareholders:
From net investment income	(0.43)		(0.41)		(0.28)		(0.54)		(0.58)

Total distributions	(0.43)		(0.41)		(0.28)		(0.54)		(0.58)

Net asset value, end of period	$12.28		$12.54		$12.70		$12.74		$13.22

Total Return(c)	1.52	%(d)	2.02%		1.95%		0.25%		(1.88)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,735,883		$4,681,226		$5,970,367		$7,114,306		$8,965,578
Net operating expenses to average daily net assets	0.02	%(e)	0.00	%(e)(f)	0.01	%(e)	0.00	%(e)(f)	0.00	%(f)
Interest and/or dividend expenses to average daily net assets(g)	0.36%		0.32%		0.15%		0.06%		0.10%
Total net expenses to average daily net assets	0.38	%(e)	0.32	%(e)	0.16	%(e)	0.06	%(e)	0.10%
Net investment income (loss) to average daily net assets	4.15	%(b)	2.95	%(b)	2.89	%(b)	3.65	%(b)	2.95%
Portfolio turnover rate	118	%(h)	194	%(h)	189	%(h)	97	%(h)	112%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%		0.06	%(i)	0.06	%(i)	0.05	%(i)	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts: (Note 2)†	$—		$—		$—		$—		$0.00	(j)

(a)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2023
$15,309,005
3.77%

(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding the below to the class’s total return (Note 2):

February 28, 2023
0.39%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Rounds to less than 0.01%.
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	125%	200%	196%	100%	N/A

See accompanying notes to the financial statements.	158

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND (continued)

(i)	Ratio includes indirect fees waived or borne by GMO.
(j)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

159	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2023		2022		2021		2020		2019
Net asset value, beginning of period	$16.35		$16.95		$14.52		$14.75		$17.32

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.61		1.05		0.61		0.49		0.51
Net realized and unrealized gain (loss)	(1.18)		(0.51)		2.56		(0.12)		(2.56)

Total from investment operations	(0.57)		0.54		3.17		0.37		(2.05)

Less distributions to shareholders:
From net investment income	(0.60)		(1.09)		(0.74)		(0.60)		(0.52)
From net realized gains	(0.04)		(0.05)		0.00		0.00		0.00

Total distributions	(0.64)		(1.14)		(0.74)		(0.60)		(0.52)

Net asset value, end of period	$15.14		$16.35		$16.95		$14.52		$14.75

Total Return(b)	(3.23)%		2.88%		22.02%		2.14%		(11.57)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$219,167		$222,308		$217,129		$297,463		$572,830
Net expenses to average daily net assets(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	4.14%		5.82%		4.20%		3.25%		3.25%
Portfolio turnover rate	9%		18%		17%		11%		8%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%		0.05%		0.03%		0.02%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$0.00	(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	160

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28,				Period from January 22, 2021 (commencement of operations) through February 28,
	2023		2022		2021
Net asset value, beginning of period	$16.35		$16.95		$17.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.61		1.02		(0.00	)(b)
Net realized and unrealized gain (loss)	(1.18)		(0.48)		(0.13)

Total from investment operations	(0.57)		0.54		(0.13)

Less distributions to shareholders:
From net investment income	(0.60)		(1.09)		—
From net realized gains	(0.04)		(0.05)		—

Total distributions	(0.64)		(1.14)		—

Net asset value, end of period	$15.14		$16.35		$16.95

Total Return(c)	(3.23)%		2.88%		(0.76	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,033		$8,268		$8,254
Net expenses to average daily net assets(d)	0.00	%(e)	0.00	%(e)	0.01	%*
Net investment income (loss) to average daily net assets(a)	4.13%		5.66%		(0.01	)%*
Portfolio turnover rate	9%		18%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%		0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

161	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022		2021		2020		2019
Net asset value, beginning of period	$29.43	$32.31		$27.45		$28.09		$32.62

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.24	1.64		1.24		1.02		0.91
Net realized and unrealized gain (loss)	(3.96)	(2.59)		4.91		(0.46)		(4.47)

Total from investment operations	(2.72)	(0.95)		6.15		0.56		(3.56)

Less distributions to shareholders:
From net investment income	(1.23)	(1.93)		(1.29)		(1.20)		(0.97)

Total distributions	(1.23)	(1.93)		(1.29)		(1.20)		(0.97)

Net asset value, end of period	$25.48	$29.43		$32.31		$27.45		$28.09

Total Return(b)	(9.05)%	(3.37)%		22.67%		1.62%		(10.69)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$286,725	$437,139		$598,701		$646,622		$929,967
Net expenses to average daily net assets(c)	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	4.81%	4.90%		4.40%		3.55%		3.09%
Portfolio turnover rate	11%	18%		16%		7%		8%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.02%		0.02%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—		$—		$—		$0.00	(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	162

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
						Period from August 30, 2019 (commencement of operations) through February 29, 2020

	Year Ended February 28,
	2023	2022		2021
Net asset value, beginning of period	$29.42	$32.30		$27.44		$27.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.30	1.74		1.29		1.14
Net realized and unrealized gain (loss)	(4.02)	(2.69)		4.86		0.33

Total from investment operations	(2.72)	(0.95)		6.15		1.47

Less distributions to shareholders:
From net investment income	(1.23)	(1.93)		(1.29)		(1.10)

Total distributions	(1.23)	(1.93)		(1.29)		(1.10)

Net asset value, end of period	$25.47	$29.42		$32.30		$27.44

Total Return(b)	(9.05)%	(3.37)%		22.68%		5.04	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$205,417	$242,178		$262,853		$210,223
Net expenses to average daily net assets(c)	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets(a)	5.08%	5.20%		4.56%		7.83	%*
Portfolio turnover rate	11%	18%		16%		7	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.02%		0.02%		0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

163	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.30	$32.07	$31.13	$32.17	$31.87

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.18)	(0.24)	(0.09)	0.27	0.31
Net realized and unrealized gain (loss)	1.16	(0.39)	1.81	(0.83)	0.11	(b)

Total from investment operations	0.98	(0.63)	1.72	(0.56)	0.42

Less distributions to shareholders:
From net investment income	(0.49)	(0.71)	(0.03)	(0.48)	(0.12)
From net realized gains	(1.26)	(1.43)	(0.75)	—	—

Total distributions	(1.75)	(2.14)	(0.78)	(0.48)	(0.12)

Net asset value, end of period	$28.53	$29.30	$32.07	$31.13	$32.17

Total Return(c)	3.86%	(2.00)%	5.48%	(1.74)%	1.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,366	$32,796	$30,126	$18,527	$45,409
Net expenses to average daily net assets(d)	1.01%	1.00%	1.01%	1.01%	1.00%
Net investment income (loss) to average daily net assets(a)	(0.67)%	(0.81)%	(0.27)%	0.85%	0.97%
Portfolio turnover rate	69%	81%	76%	46%	49	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13%	0.10%	0.07%	0.05%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	75%

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	164

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.27	$32.03	$31.07	$32.11	$31.78

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31	(0.22)	(0.06)	0.25	0.33
Net realized and unrealized gain (loss)	0.69	(0.38)	1.80	(0.77)	0.13	(b)

Total from investment operations	1.00	(0.60)	1.74	(0.52)	0.46

Less distributions to shareholders:
From net investment income	(0.61)	(0.73)	(0.03)	(0.52)	(0.13)
From net realized gains	(1.26)	(1.43)	(0.75)	—	—

Total distributions	(1.87)	(2.16)	(0.78)	(0.52)	(0.13)

Net asset value, end of period	$28.40	$29.27	$32.03	$31.07	$32.11

Total Return(c)	3.96%	(1.92)%	5.56%	(1.65)%	1.47%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$120,827	$206,841	$314,087	$831,870	$1,161,238
Net expenses to average daily net assets(d)	0.92%	0.91%	0.91%	0.91%	0.91%
Net investment income (loss) to average daily net assets(a)	1.13%	(0.71)%	(0.17)%	0.79%	1.04%
Portfolio turnover rate	69%	81%	76%	46%	49	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15%	0.09%	0.07%	0.04%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	75%

†	Calculated using average shares outstanding throughout the period.

165	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (continued)

	Class I Shares
	Year Ended February 28,		Period from September 23, 2020 (commencement of operations) through February 28,
	2023	2022	2021
Net asset value, beginning of period	$29.23	$32.06	$32.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.07)	(0.28)	(0.04)
Net realized and unrealized gain (loss)	1.02	(0.40)	0.48

Total from investment operations	0.95	(0.68)	0.44

Less distributions to shareholders:
From net investment income	(0.44)	(0.72)	—
From net realized gains	(1.26)	(1.43)	(0.75)

Total distributions	(1.70)	(2.15)	(0.75)

Net asset value, end of period	$28.48	$29.23	$32.06

Total Return(b)	3.76%	(2.16)%	1.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,751	$20,753	$13,842
Net expenses to average daily net assets(c)	1.11%	1.10%	1.11	%*
Net investment income (loss) to average daily net assets(a)	(0.25)%	(0.93)%	(0.28	)%*
Portfolio turnover rate	69%	81%	76	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.19%	0.15%	0.14	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	166

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.91	$21.56	$18.98	$19.48	$22.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.63	0.59	0.54	0.67	0.62
Net realized and unrealized gain (loss)	(1.46)	0.32	2.93	(0.11)	(1.45)

Total from investment operations	(0.83)	0.91	3.47	0.56	(0.83)

Less distributions to shareholders:
From net investment income	(0.85)	(1.22)	(0.71)	(0.77)	(0.67)
From net realized gains	(0.66)	(3.34)	(0.18)	(0.29)	(1.10)

Total distributions	(1.51)	(4.56)	(0.89)	(1.06)	(1.77)

Net asset value, end of period	$15.57	$17.91	$21.56	$18.98	$19.48

Total Return(b)	(4.08)%	3.57%	18.66%	2.57%	(3.45)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,504	$236,452	$579,796	$773,438	$915,148
Net operating expenses to average daily net assets(c)	0.02%	0.01%	0.01%	0.01%	0.01%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.32%	0.26%	0.07%	0.03%	0.03%
Total net expenses to average daily net assets(c)	0.34%	0.27%	0.08%	0.04%	0.04%
Net investment income (loss) to average daily net assets(a)	3.91%	2.71%	2.85%	3.35%	3.01%
Portfolio turnover rate(e)	74%	95%	61%	36%	35%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15%	0.14%	0.07%	0.03%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$—	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	72%	122%	80%	41%	38%

(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

167	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 28, 2023

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg U.S. Aggregate Index)	Total return greater than benchmark

Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

168

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

169

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2023:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,581,031	$—	$1,581,031
Belgium	—	886,763	—	886,763
Brazil	257,553	73,126	—	330,679
Canada	3,577,542	—	—	3,577,542
China	5,956	679,248	419,007	1,104,211
Denmark	—	1,264,809	—	1,264,809
Finland	—	331,386	—	331,386
France	—	1,299,279	—	1,299,279

170

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany	$—	$884,322	$—	$884,322
India	—	1,055,094	—	1,055,094
Israel	2,169,109	—	—	2,169,109
Italy	—	771,599	—	771,599
Japan	54,537	14,838,648	—	14,893,185
Mexico	16,368	—	—	16,368
Netherlands	—	2,069,268	—	2,069,268
New Zealand	—	146,702	—	146,702
Poland	—	94,109	—	94,109
Portugal	—	194,943	—	194,943
South Africa	—	165,761	—	165,761
South Korea	237,861	603,545	—	841,406
Spain	—	964,281	—	964,281
Sweden	—	837,523	—	837,523
Switzerland	—	1,058,632	—	1,058,632
Taiwan	3,316,836	—	—	3,316,836
Thailand	—	297,200	—	297,200
Turkey	—	652,314	—	652,314
United Kingdom	472,144	1,180,114	—	1,652,258
United States	75,841,934	—	15,395	75,857,329

TOTAL COMMON STOCKS	85,949,840	31,929,697	434,402	118,313,939

Preferred Stocks
Brazil	192,272	—	—	192,272
Germany	—	455,715	—	455,715

TOTAL PREFERRED STOCKS	192,272	455,715	—	647,987

Rights/Warrants
United States	—	—	384,887	384,887

TOTAL RIGHTS/WARRANTS	—	—	384,887	384,887

Investment Funds
United States	—	—	2,331,920	2,331,920

TOTAL INVESTMENT FUNDS	—	—	2,331,920	2,331,920

Debt Obligations
United States	58,497,457	5,344,575	—	63,842,032

TOTAL DEBT OBLIGATIONS	58,497,457	5,344,575	—	63,842,032

Mutual Funds
United States	5,754,599	—	—	5,754,599

TOTAL MUTUAL FUNDS	5,754,599	—	—	5,754,599

Short-Term Investments	640,891	65,701,629	—	66,342,520
Purchased Options	—	108,436	—	108,436

Total Investments	151,035,059	103,540,052	3,151,209	257,726,320

171

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,290,869	$—	$1,290,869
Futures Contracts
Equity Risk	—	398,397	—	398,397
Interest Rate Risk	146,728	—	—	146,728
Physical Commodity Contract Risk	165,534	—	—	165,534
Swap Contracts
Credit Risk	—	7,907,211	—	7,907,211
Equity Risk	—	407,046	—	407,046
Interest Rate Risk	—	2,325,154	—	2,325,154

Total	$151,347,321	$115,868,729	$3,151,209	$270,367,259

Liability Valuation Inputs
Common Stocks
Australia	$(25,778)	$(1,267,522)	$—	$(1,293,300)
Austria	—	(327,595)	—	(327,595)
Belgium	—	(387,123)	—	(387,123)
Canada	(4,732,784)	—	—	(4,732,784)
Denmark	—	(210,827)	—	(210,827)
Finland	—	(110,964)	—	(110,964)
France	—	(1,517,235)	—	(1,517,235)
Germany	—	(2,023,434)	—	(2,023,434)
Ireland	—	(94,928)	—	(94,928)
Israel	(470,561)	—	—	(470,561)
Italy	(104,148)	(1,293,884)	—	(1,398,032)
Japan	—	(4,939,980)	—	(4,939,980)
Netherlands	—	(1,221,188)	—	(1,221,188)
New Zealand	—	(282,971)	—	(282,971)
Norway	—	(346,674)	—	(346,674)
Peru	(361,081)	—	—	(361,081)
Singapore	(178,919)	(182,771)	—	(361,690)
Spain	—	(794,859)	—	(794,859)
Sweden	—	(360,673)	—	(360,673)
Switzerland	—	(726,833)	—	(726,833)
United Kingdom	—	(2,593,015)	—	(2,593,015)
United States	(46,321,686)	—	—	(46,321,686)

TOTAL COMMON STOCKS	(52,194,957)	(18,682,476)	—	(70,877,433)

Preferred Stocks
Germany	—	(323,248)	—	(323,248)

TOTAL PREFERRED STOCKS	—	(323,248)	—	(323,248)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(818,439)	—	(818,439)
Futures Contracts
Equity Risk	(362,357)	(195,317)	—	(557,674)
Interest Rate Risk	(16,059)	—	—	(16,059)
Physical Commodity Contract Risk	(103,109)	—	—	(103,109)

172

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Written Options
Credit Risk	$—	$(91,162)	$—	$(91,162)
Equity Risk	(1,110,354)	—	(69,960)	(1,180,314)
Swap Contacts
Credit Risk	—	(2,541,464)	—	(2,541,464)
Equity Risk	—	(124,013)	—	(124,013)
Interest Rate Risk	—	(1,880,438)	—	(1,880,438)

Total	$(53,786,836)	$(24,656,557)	$(69,960)	$(78,513,353)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$4,402,587,879	$—	$—	$4,402,587,879
Short-Term Investments	2,836,801	—	—	2,836,801

Total Investments	4,405,424,680	—	—	4,405,424,680

Total	$4,405,424,680	$—	$—	$4,405,424,680

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$13,488,698	$—	$13,488,698
Austria	—	179,210	—	179,210
Belgium	—	5,681,564	—	5,681,564
Brazil	5,320,900	6,627,596	—	11,948,496
Canada	25,007,070	129,026	—	25,136,096
Chile	48,576	1,622,829	—	1,671,405
China	—	38,934,346	2,140,735	41,075,081
Czech Republic	—	376,682	—	376,682
Denmark	—	6,309,399	—	6,309,399
Egypt	—	466,102	—	466,102
Finland	—	6,241,629	—	6,241,629
France	2,027,536	29,189,876	—	31,217,412
Germany	—	11,344,726	—	11,344,726
Greece	—	586,991	—	586,991
Hong Kong	—	7,048,894	—	7,048,894
Hungary	—	2,176,714	—	2,176,714
India	505,908	27,067,403	—	27,573,311
Indonesia	—	5,634,521	—	5,634,521
Ireland	1,384,035	3,984,311	—	5,368,346
Israel	2,996,864	66,620	—	3,063,484
Italy	25,524	7,978,429	—	8,003,953
Japan	88,298	153,372,308	—	153,460,606
Kuwait	—	146,381	—	146,381
Malaysia	—	907,383	—	907,383
Mexico	12,762,329	—	—	12,762,329
Netherlands	—	20,804,326	—	20,804,326
New Zealand	399	803,696	—	804,095

173

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Norway	$—	$3,720,619	$—	$3,720,619
Pakistan	—	41,143	—	41,143
Panama	12,113	—	—	12,113
Philippines	—	129,003	—	129,003
Poland	—	3,705,088	—	3,705,088
Portugal	—	2,795,444	—	2,795,444
Qatar	—	894,987	—	894,987
Russia	—	383,548	334,557	718,105
Saudi Arabia	—	2,291,061	—	2,291,061
Singapore	—	8,189,418	—	8,189,418
South Africa	240,570	12,625,661	—	12,866,231
South Korea	2,115,964	32,724,131	—	34,840,095
Spain	—	19,118,192	—	19,118,192
Sweden	—	6,585,226	—	6,585,226
Switzerland	—	9,462,968	—	9,462,968
Taiwan	2,787,757	41,844,263	—	44,632,020
Thailand	—	8,874,468	—	8,874,468
Turkey	—	7,849,814	—	7,849,814
United Arab Emirates	—	565,875	—	565,875
United Kingdom	5,808,832	34,247,061	573	40,056,466
United States	203,233,358	39,571	—	203,272,929
Vietnam	—	2,372,550	—	2,372,550

TOTAL COMMON STOCKS	264,366,033	549,629,751	2,475,865	816,471,649

Preferred Stocks
Brazil	5,166,256	6,758,548	—	11,924,804
Chile	1,029,500	—	—	1,029,500
Colombia	33,101	—	—	33,101
Germany	—	2,610,090	—	2,610,090
Russia	—	—	38,771	38,771
South Korea	—	2,511,951	—	2,511,951
Taiwan	—	34,592	—	34,592

TOTAL PREFERRED STOCKS	6,228,857	11,915,181	38,771	18,182,809

Debt Obligations
United States	227,837,836	9,500,000	—	237,337,836

TOTAL DEBT OBLIGATIONS	227,837,836	9,500,000	—	237,337,836

Mutual Funds
United States	286,877,874	—	—	286,877,874

TOTAL MUTUAL FUNDS	286,877,874	—	—	286,877,874

Short-Term Investments	2,997,967	91,999,073	—	94,997,040

Total Investments	788,308,567	663,044,005	2,514,636	1,453,867,208

174

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$448,540	$—	$448,540
Swap Contracts
Equity Risk	—	730,289	—	730,289
Interest Rate Risk	—	2,726,041	—	2,726,041

Total	$788,308,567	$666,948,875	$2,514,636	$1,457,772,078

Liability Valuation Inputs
Common Stocks
Australia	$—	$(6,210,266)	$—	$(6,210,266)
Austria	—	(1,599,838)	—	(1,599,838)
Belgium	—	(2,015,259)	—	(2,015,259)
Canada	(13,439,574)	—	—	(13,439,574)
Denmark	—	(1,002,911)	—	(1,002,911)
Finland	—	(517,056)	—	(517,056)
France	—	(7,617,860)	—	(7,617,860)
Germany	—	(9,750,743)	—	(9,750,743)
Ireland	—	(462,335)	—	(462,335)
Israel	(2,251,388)	—	—	(2,251,388)
Italy	(468,666)	(6,788,735)	—	(7,257,401)
Japan	—	(24,458,983)	—	(24,458,983)
Netherlands	—	(6,209,380)	—	(6,209,380)
New Zealand	—	(1,573,242)	—	(1,573,242)
Norway	—	(1,704,004)	—	(1,704,004)
Peru	(1,851,093)	—	—	(1,851,093)
Russia	—	—	(694)	(694)
Singapore	(902,639)	(1,044,316)	—	(1,946,955)
Spain	—	(3,937,502)	—	(3,937,502)
Sweden	—	(1,708,519)	—	(1,708,519)
Switzerland	—	(3,445,783)	—	(3,445,783)
United Kingdom	—	(12,727,524)	—	(12,727,524)
United States	(120,973,401)	—	—	(120,973,401)

TOTAL COMMON STOCKS	(139,886,761)	(92,774,256)	(694)	(232,661,711)

Preferred Stocks
Germany	—	(1,644,276)	—	(1,644,276)

TOTAL PREFERRED STOCKS	—	(1,644,276)	—	(1,644,276)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(562,651)	—	(562,651)
Swap Contacts
Interest Rate Risk	—	(2,776,265)	—	(2,776,265)

Total	$(139,886,761)	$(97,757,448)	$(694)	$(237,644,903)

175

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$339,174,915	$—	$—	$339,174,915
Short-Term Investments	559,158	—	—	559,158

Total Investments	339,734,073	—	—	339,734,073

Total	$339,734,073	$—	$—	$339,734,073

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$66,984,879	$—	$—	$66,984,879
Short-Term Investments	30,817	—	—	30,817

Total Investments	67,015,696	—	—	67,015,696

Total	$67,015,696	$—	$—	$67,015,696

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$589,383,939	$—	$—	$589,383,939
Short-Term Investments	582,993	—	—	582,993

Total Investments	589,966,932	—	—	589,966,932

Total	$589,966,932	$—	$—	$589,966,932

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,258,478	$—	$—	$1,258,478
Australia	—	47,755,623	—	47,755,623
Austria	—	2,202,301	—	2,202,301
Belgium	—	19,687,291	—	19,687,291
Brazil	17,258,458	24,518,196	—	41,776,654
Canada	102,055,125	407,992	—	102,463,117
Chile	294,492	5,211,138	—	5,505,630
China	22,335	128,767,279	6,108,191	134,897,805
Czech Republic	—	1,159,214	—	1,159,214
Denmark	—	23,756,860	—	23,756,860
Egypt	—	1,546,768	—	1,546,768
Finland	—	20,677,330	—	20,677,330
France	6,333,040	97,642,357	—	103,975,397
Germany	—	37,093,992	—	37,093,992
Greece	—	1,854,420	—	1,854,420
Hong Kong	—	22,366,792	—	22,366,792
Hungary	—	7,758,703	—	7,758,703
India	1,965,739	86,637,144	—	88,602,883
Indonesia	—	17,940,923	—	17,940,923
Ireland	4,912,264	11,867,178	—	16,779,442
Israel	16,602,319	608,721	—	17,211,040
Italy	—	28,401,175	—	28,401,175
Japan	768,262	486,212,464	—	486,980,726

176

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Kuwait	$—	$163,619	$—	$163,619
Malaysia	—	3,228,383	—	3,228,383
Mexico	41,604,154	—	0§	41,604,154
Netherlands	—	70,049,994	175	70,050,169
New Zealand	—	2,658,478	—	2,658,478
Norway	—	15,060,132	—	15,060,132
Pakistan	—	143,857	—	143,857
Panama	20,123	—	—	20,123
Philippines	—	947,693	—	947,693
Poland	—	11,656,034	—	11,656,034
Portugal	—	14,004,668	—	14,004,668
Qatar	—	2,366,053	—	2,366,053
Russia	—	750,690	902,182	1,652,872
Saudi Arabia	—	6,903,237	—	6,903,237
Singapore	—	26,046,506	—	26,046,506
South Africa	740,556	41,246,920	—	41,987,476
South Korea	7,479,114	102,178,273	—	109,657,387
Spain	—	65,215,467	—	65,215,467
Sweden	—	22,360,671	—	22,360,671
Switzerland	—	32,213,230	—	32,213,230
Taiwan	29,452,341	104,592,596	—	134,044,937
Thailand	—	29,243,665	—	29,243,665
Turkey	—	27,692,834	—	27,692,834
Ukraine	—	165,297	—	165,297
United Arab Emirates	—	1,752,209	—	1,752,209
United Kingdom	22,625,496	127,199,819	753	149,826,068
United States	930,719,224	92,612	9,875,273	940,687,109
Vietnam	—	7,191,968	—	7,191,968

TOTAL COMMON STOCKS	1,184,111,520	1,789,198,766	16,886,574	2,990,196,860

Preferred Stocks
Brazil	16,949,994	31,132,195	—	48,082,189
Chile	4,002,625	86,026	—	4,088,651
Germany	—	8,952,959	—	8,952,959
Russia	—	—	85,666	85,666
South Korea	—	10,564,447	—	10,564,447
Taiwan	—	224,963	—	224,963
United States	—	—	183,300	183,300

TOTAL PREFERRED STOCKS	20,952,619	50,960,590	268,966	72,182,175

Rights/Warrants
Canada	—	—	222	222
United States	—	—	845,681	845,681

TOTAL RIGHTS/WARRANTS	—	—	845,903	845,903

Investment Funds
United States	—	—	10,295,869	10,295,869

TOTAL INVESTMENT FUNDS	—	—	10,295,869	10,295,869

177

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
Austria	$—	$1,220,162	$—	$1,220,162
China	—	481,800	—	481,800
Israel	—	3,087,383	—	3,087,383
Netherlands	—	—	57	57
United States	1,066,276,125	57,420,634	20,562,105	1,144,258,864

TOTAL DEBT OBLIGATIONS	1,066,276,125	62,209,979	20,562,162	1,149,048,266

Mutual Funds
United States	1,119,668	—	—	1,119,668

TOTAL MUTUAL FUNDS	1,119,668	—	—	1,119,668

Short-Term Investments	23,994,465	280,285,784	—	304,280,249

Total Investments	2,296,454,397	2,182,655,119	48,859,474	4,527,968,990

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	5,321,932	—	5,321,932
Futures Contracts
Equity Risk	—	1,866,229	—	1,866,229
Interest Rate Risk	653,626	—	—	653,626
Physical Commodity Contract Risk	762,282	—	—	762,282
Swap Contracts
Credit Risk	—	155,320	—	155,320
Equity Risk	—	3,514,056	—	3,514,056
Interest Rate Risk	—	19,775,772	—	19,775,772

Total	$2,297,870,305	$2,213,288,428	$48,859,474	$4,560,018,207

Liability Valuation Inputs
Common Stocks
Australia	$—	$(21,695,867)	$—	$(21,695,867)
Austria	—	(5,732,919)	—	(5,732,919)
Belgium	—	(7,031,538)	—	(7,031,538)
Canada	(54,498,385)	—	—	(54,498,385)
Denmark	—	(3,583,473)	—	(3,583,473)
Finland	—	(1,884,969)	—	(1,884,969)
France	—	(26,571,653)	—	(26,571,653)
Germany	—	(34,634,451)	—	(34,634,451)
Ireland	—	(1,613,618)	—	(1,613,618)
Israel	(7,876,385)	—	—	(7,876,385)
Italy	(1,796,553)	(23,040,982)	—	(24,837,535)
Japan	—	(84,821,198)	—	(84,821,198)
Netherlands	—	(21,538,395)	—	(21,538,395)
New Zealand	—	(5,225,668)	—	(5,225,668)
Norway	—	(5,934,704)	—	(5,934,704)
Peru	(6,459,297)	—	—	(6,459,297)
Singapore	(3,001,844)	(3,581,805)	—	(6,583,649)
Spain	—	(13,477,767)	—	(13,477,767)
Sweden	—	(6,173,788)	—	(6,173,788)
Switzerland	—	(11,961,337)	—	(11,961,337)

178

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
United Kingdom	$—	$(44,793,199)	$—	$(44,793,199)
United States	(504,592,431)	—	—	(504,592,431)

TOTAL COMMON STOCKS	(578,224,895)	(323,297,331)	—	(901,522,226)

Preferred Stocks
Germany	—	(5,737,764)	—	(5,737,764)

TOTAL PREFERRED STOCKS	—	(5,737,764)	—	(5,737,764)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(6,102,855)	—	(6,102,855)
Futures Contracts
Equity Risk	(1,566,524)	(919,363)	—	(2,485,887)
Interest Rate Risk	(62,223)	—	—	(62,223)
Physical Commodity Contract Risk	(478,416)	—	—	(478,416)
Written Options
Equity Risk	(2,572,762)	—	(265,925)	(2,838,687)
Swap Contacts
Credit Risk	—	(384,832)	—	(384,832)
Equity Risk	—	(579,637)	—	(579,637)
Interest Rate Risk	—	(20,062,369)	—	(20,062,369)

Total	$(582,904,820)	$(357,084,151)	$(265,925)	$(940,254,896)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$227,130,909	$—	$—	$227,130,909
Short-Term Investments	100,556	—	—	100,556

Total Investments	227,231,465	—	—	227,231,465

Total	$227,231,465	$—	$—	$227,231,465

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$491,808,393	$—	$—	$491,808,393
Short-Term Investments	365,390	—	—	365,390

Total Investments	492,173,783	—	—	492,173,783

Total	$492,173,783	$—	$—	$492,173,783

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
United States	$128,840,429	$—	$—	$128,840,429

TOTAL DEBT OBLIGATIONS	128,840,429	—	—	128,840,429

Short-Term Investments	455,267	349,412	—	804,679

Total Investments	129,295,696	349,412	—	129,645,108

179

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Consolidated SGM Major Markets Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$807,354	$—	$807,354
Futures Contracts
Equity Risk	—	808,051	—	808,051
Interest Rate Risk	294,513	—	—	294,513
Physical Commodity Contract Risk	329,801	—	—	329,801
Swap Contracts
Equity Risk	—	682,712	—	682,712

Total	$129,920,010	$2,647,529	$—	$132,567,539

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(806,355)	$—	$(806,355)
Futures Contracts
Equity Risk	(649,931)	(392,426)	—	(1,042,357)
Interest Rate Risk	(26,695)	—	—	(26,695)
Physical Commodity Contract Risk	(207,277)	—	—	(207,277)
Swap Contacts
Equity Risk	—	(294,036)	—	(294,036)

Total	$(883,903)	$(1,492,817)	$—	$(2,376,720)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,762,178	$—	$1,762,178
Austria	—	63,309	—	63,309
Belgium	—	963,324	—	963,324
Brazil	143,156	73,463	—	216,619
Canada	2,931,934	—	—	2,931,934
China	—	825,376	306,054	1,131,430
Denmark	—	932,495	—	932,495
Finland	—	902,274	—	902,274
France	—	3,304,628	—	3,304,628
Germany	—	1,122,994	—	1,122,994
Hong Kong	—	1,101,842	—	1,101,842
India	—	779,000	—	779,000
Ireland	38,221	858,295	—	896,516
Israel	446,395	10,050	—	456,445
Italy	—	1,085,820	—	1,085,820
Japan	—	8,483,853	—	8,483,853
Mexico	570,738	—	—	570,738
Netherlands	—	2,517,849	—	2,517,849
New Zealand	—	135,075	—	135,075
Norway	—	308,041	—	308,041
Poland	—	58,936	—	58,936
Portugal	—	380,925	—	380,925

180

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Russia	$—	$—	$2,093	$2,093
Singapore	—	952,913	—	952,913
South Africa	—	89,582	—	89,582
South Korea	146,376	419,266	—	565,642
Spain	—	2,106,821	—	2,106,821
Sweden	—	1,005,525	—	1,005,525
Switzerland	27,275	766,328	—	793,603
Thailand	—	211,279	—	211,279
Turkey	—	451,809	—	451,809
United Kingdom	346,138	4,394,226	—	4,740,364
United States	21,364,241	—	—	21,364,241

TOTAL COMMON STOCKS	26,014,474	36,067,476	308,147	62,390,097

Preferred Stocks
Brazil	140,544	187,237	—	327,781
Germany	—	326,459	—	326,459

TOTAL PREFERRED STOCKS	140,544	513,696	—	654,240

Debt Obligations
United States	8,056,520	—	—	8,056,520

TOTAL DEBT OBLIGATIONS	8,056,520	—	—	8,056,520

Mutual Funds
United States	130,766,788	—	—	130,766,788

TOTAL MUTUAL FUNDS	130,766,788	—	—	130,766,788

Short-Term Investments	782,924	19,999,629	—	20,782,553

Total Investments	165,761,250	56,580,801	308,147	222,650,198

Derivatives^
Swap Contracts
Equity Risk	—	99,263	—	99,263

Total	$165,761,250	$56,680,064	$308,147	$222,749,461

Liability Valuation Inputs
Common Stocks
Australia	$—	$(888,939)	$—	$(888,939)
Austria	—	(204,271)	—	(204,271)
Belgium	—	(293,405)	—	(293,405)
Canada	(1,886,993)	—	—	(1,886,993)
Denmark	—	(157,158)	—	(157,158)
Finland	—	(83,365)	—	(83,365)
France	—	(1,114,417)	—	(1,114,417)
Germany	—	(1,443,638)	—	(1,443,638)
Ireland	—	(71,436)	—	(71,436)
Israel	(333,010)	—	—	(333,010)
Italy	(78,111)	(958,131)	—	(1,036,242)
Japan	—	(3,637,240)	—	(3,637,240)
Netherlands	—	(849,363)	—	(849,363)
New Zealand	—	(212,189)	—	(212,189)

181

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Norway	$—	$(241,995)	$—	$(241,995)
Peru	(257,915)	—	—	(257,915)
Singapore	(112,440)	(142,730)	—	(255,170)
Spain	—	(616,557)	—	(616,557)
Sweden	—	(246,522)	—	(246,522)
Switzerland	—	(512,915)	—	(512,915)
United Kingdom	—	(1,895,281)	—	(1,895,281)
United States	(17,841,536)	—	—	(17,841,536)

TOTAL COMMON STOCKS	(20,510,005)	(13,569,552)	—	(34,079,557)

Preferred Stocks
Germany	—	(238,295)	—	(238,295)

TOTAL PREFERRED STOCKS	—	(238,295)	—	(238,295)

Total	$(20,510,005)	$(13,807,847)	$—	$(34,317,852)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2023.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund’s Level 3 holdings each include three common stocks valued at their last price prior to trading being suspended. Implementation Fund’s Level 3 holdings also include a common stock that is priced at the average of broker bids and a common stock priced with a 20% discount to a comparable stock and an additional 10% discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 28, 2023.

182

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases/ Closing of Options	Sales/ Writing of Options	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of February 28, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2023
Consolidated Alternative Allocation Fund
Common Stocks
China	$66,215	$—	$—	$—	$—	$(294)	$353,086	‡	$—	$419,007	$(294)
United States	—	—	—	—	—	15,395	—		—	15,395	—
Rights/Warrants
United States	263,451	13,908	—	—	—	107,528	—		—	384,887	107,528
Investment Funds
United States	5,607,602	301,290	(4,063,345)	—	—	486,373	—		—	2,331,920	486,373

Total Investments	5,937,268	315,198	(4,063,345)	—	—	609,002	353,086		—	3,151,209	593,607

Derivatives
Written Options	—	—	(159,497)	—	—	89,537	—		—	(69,960)	89,537

Total	$5,937,268	$315,198	$(4,222,842)	$—	$—	$698,539	$353,086		$—	$3,081,249	$683,144

Benchmark-Free Fund
Common Stocks
China	$381,895	$251,324	$(251,324)	$—	$—	$(1,693)	$1,760,533	‡	$—	$2,140,735	$(253,017)
Russia	965,229	—	(162,079)	—	(474,978)	(324,797)	331,182	‡	—	334,557	(115,837)
United Kingdom	—	—	—	—	—	—	573	‡	—	573	—
Preferred Stocks
Russia	—	—	—	—	—	—	38,771	‡	—	38,771	—
Securities Sold Short
Russia	—	—	(78,267)	—	—	77,573	—		—	(694)	77,573

Total Investments	$1,347,124	$251,324	$(491,670)	$—	$(474,978)	$(248,917)	$2,131,059		$—	$2,513,942	$(291,281)

Consolidated Implementation Fund
Common Stocks
China	$965,024	$879,828	$(898,220)	$—	$(33,595)	$(6,066)	$5,201,220	‡	$—	$6,108,191	$(883,866)
Netherlands	185	—	—	—	—	(10)	—		—	175	(10)
Russia	1,248,215	—	(479,875)	—	(1,653,109)	893,492	893,459	‡	—	902,182	(262,303)
United Kingdom	—	—	—	—	—	—	753	‡	—	753	—
United States	8,961,199	1,460,086	(95,454)	—	4,718	(455,276)	—		—	9,875,273	(272,696)
Preferred Stocks
Russia	—	—	—	—	—	—	85,666	‡	—	85,666	—
United States	875,250	—	(1,341,586)	—	1,317,575	(667,939)	—		—	183,300	2,831
Rights/Warrants
Canada	300,085	—	—	—	—	(299,863)	—		—	222	(299,863)
United States	682,940	51,933	(277,922)	—	277,922	110,808	—		—	845,681	241,649

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February 28, 2023

	Balances as of February 28, 2022	Purchases/ Closing of Options	Sales/ Writing of Options	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of February 28, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2023
Consolidated Implementation Fund (continued)
Investment Funds
United States	$22,156,919	$2,904,671	(16,751,806)	$—	$—	$1,986,085	$—		$—	$10,295,869	$1,986,085
Debt Obligations
Bank Loans
Luxembourg	2,436,433	—	(2,429,250)	695	(21,290)	13,412	—		—	—	—
United States	18,428,534	23,316,579	(18,648,208)	604,874	(1,880,423)	(1,259,391)	—		—	20,561,965	(1,354,975)
Corporate Debt
Netherlands	55	—	—	—	—	2	—		—	57	2
United States	140	—	—	—	—	—	—		—	140	—

Total Investments	56,054,979	28,613,097	(40,922,321)#	605,569	(1,988,202)	315,254	6,181,098		—	48,859,474	(843,146)

Derivatives
Written Options	—	—	(605,123)	—	—	339,198	—		—	(265,925)	339,198

Total	$56,054,979	$28,613,097	$(41,527,444)	$605,569	$(1,988,202)	$654,452	$6,181,098		$—	$48,593,549	$(503,948)

Strategic Opportunities Allocation Fund
Common Stocks
China	$61,485	$—	$—	$—	$—	$(273)	$244,842	‡	$—	$306,054	$(273)
Russia	—	—	—	—	—	—	2,093	‡	—	2,093	—

Total Investments	$61,485	$—	$—	$—	$—	$(273)	$246,935		$—	$308,147	$(273)

‡

Financial assets transferred between levels were due to a change in observable and/or unobservable inputs as well as the impact of the Russian invasion of Ukraine on local and global markets, as applicable.

#	Includes $1,994,673 of proceeds received from partial calls and/or principal paydowns as applicable.

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February 28, 2023

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended February 28, 2023 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Options	(69,960)	Fair Value	N/A**	N/A
Benchmark-Free Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	316,899	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depositary Receipt)	1,413	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	16,818	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	38,771	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Consolidated Implementation Fund
Common Stock	7,421,662	Fair Value	Average of broker quotes	N/A
Common Stock	59	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Corporate Debt	57	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	853,672	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depositary Receipt)	2,570	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (Global Depositary Receipt)	46,693	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Preferred Stock	85,666	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Options	(265,925)	Fair Value	N/A**	N/A
Strategic Opportunities Allocation Fund
Common Stock	2,093	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of February 28, 2023, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund was $3,151,209, $2,140,041, $40,449,095 and $306,054, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

**	Fair valued using the last traded price provided it is within the closing bid/ask; otherwise, the mid-price is used.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated

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February 28, 2023

on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

			Value (with	Weighted Average
Fund Name	Counterparty	Value ($)	associated collateral) ($)	Maturity (days)
Consolidated Alternative Allocation Fund	Daiwa Capital Markets America, Inc.	51,010,102	52,051,125	1.0
Benchmark-Free Fund	Nomura Securities International, Inc.	91,999,073	93,876,605	1.0
Consolidated Implementation Fund	Daiwa Capital Markets America, Inc.	280,048,230	285,763,500	1.0
Strategic Opportunities Allocation Fund	Nomura Securities International, Inc.	19,999,629	20,407,785	1.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for

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February 28, 2023

bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At February 28, 2023, securities on loan at value and collateral from securities on loan are listed below:

	Value of securities	Cash	Non-cash	Total
Fund Name	on loan ($)	collateral ($)	collateral ($)*	collateral ($)
Benchmark-Free Fund	4,361,144	1,333,256	3,267,358	4,600,614
Consolidated Implementation Fund	18,231,045	1,324,193	18,062,828	19,387,021

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge.

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

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February 28, 2023

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through an enhanced custody program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Allocation SPC Ltd., Alternative Asset SPC Ltd. and Implementation SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund, SGM Major Markets Fund and Implementation Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

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February 28, 2023

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

As a result of court cases involving several countries across the European Union, certain Funds and/or underlying funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Receivables resulting from EU tax reclaims pursued by liquidated underlying funds, if any, are reflected as Receivable from liquidated underlying funds in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2023, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

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February 28, 2023

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Consolidated Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Capital loss carryforwards		X	X	X	X	X	X	X	X
Constructive sale gains	X						X
Controlled foreign corporation transactions	X						X			X
Defaulted bonds			X				X
Derivative contract transactions	X		X				X			X	X
Dividend income and withholding tax reclaim reserves			X				X				X
Dividends received from underlying investments			X				X				X
EU tax reclaims, associated interest entitlements and IRS closing agreement matters	X			X
Foreign currency transactions	X		X				X			X
Interest, accretion, and amortization							X
Late year ordinary losses		X
Losses on wash sale transactions	X	X	X	X	X	X	X	X	X	X	X
Mutual fund distributions received			X	X	X	X					X
Net operating losses	X
Passive foreign investment company transactions			X				X				X
Post-October capital losses	X	X	X	X	X	X			X		X
Real estate investment trust transactions	X
Securities sold short	X		X
Straddle loss deferrals	X
U.S. federal tax equalization utilized										X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2023			Tax year ended February 28, 2022
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Consolidated Alternative Allocation Fund	—	1,882,802	1,882,802	10,917,959	1,702,095	12,620,054
Benchmark-Free Allocation Fund	135,003,424	—	135,003,424	125,011,372	—	125,011,372
Benchmark-Free Fund	68,892,922	—	68,892,922	78,012,250	—	78,012,250
Global Asset Allocation Fund	12,529,455	—	12,529,455	38,535,578	—	38,535,578

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February 28, 2023

	Tax year ended February 28, 2023			Tax year ended February 28, 2022
	Ordinary			Ordinary
	Income			Income
	(including			(including
	any net	Net Long-Term		any net	Net Long-Term
	short-term	Capital	Total	short-term	Capital	Total
Fund Name	capital gain) ($)	Gain ($)	Distributions ($)	capital gain) ($)	Gain ($)	Distributions ($)
Global Developed Equity Allocation Fund	2,450,037	2,981,732	5,431,769	6,882,171	3,777,166	10,659,337
Global Equity Allocation Fund	54,826,953	43,939,821	98,766,774	122,244,648	513,707	122,758,355
Consolidated Implementation Fund	132,069,652	—	132,069,652	150,035,453	—	150,035,453
International Developed Equity Allocation Fund	8,665,535	522,076	9,187,611	15,376,326	499,169	15,875,495
International Equity Allocation Fund	23,354,064	—	23,354,064	44,500,695	—	44,500,695
Consolidated SGM Major Markets Fund	4,727,778	10,389,144	15,116,922	9,313,520	17,533,030	26,846,550
Strategic Opportunities Allocation Fund	11,870,561	6,477,852	18,348,413	37,102,686	30,452,964	67,555,650

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2023, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Consolidated Alternative Allocation Fund	—	—	—	—	(1,148,688)
Benchmark-Free Allocation Fund	10,509,520	—	(5,083,479)	(134,493,219)	(35,232,984)
Benchmark-Free Fund	7,669,669	—	—	(214,979,398)	(14,766,029)
Global Asset Allocation Fund	2,184,376	—	—	(193,303,061)	(14,650,740)
Global Developed Equity Allocation Fund	1,092,876	—	—	(68,273,826)	(3,432,919)
Global Equity Allocation Fund	5,442,493	—	—	(16,072,032)	(93,686,841)
Consolidated Implementation Fund	27,685,258	—	—	(735,922,019)	—
International Developed Equity Allocation Fund	57,058	—	(1,435)	(134,339,489)	—
International Equity Allocation Fund	2,947,922	—	(2,780)	(119,884,822)	(1,680,583)
Consolidated SGM Major Markets Fund	6,482,229	14,836,779	—	—	—
Strategic Opportunities Allocation Fund	949,316	—	—	—	(6,082,865)

As of February 28, 2023, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2023, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

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February 28, 2023

Fund Name	Short-Term ($)	Long-Term ($)
Consolidated Alternative Allocation Fund	—	—
Benchmark-Free Allocation Fund	(1,503,482)	(132,989,737)
Benchmark-Free Fund	(86,270,326)	(128,709,072)
Global Asset Allocation Fund	(2,005,315)	(191,297,746)
Global Developed Equity Allocation Fund	—	(68,273,826)
Global Equity Allocation Fund	(1,252,771)	(14,819,261)
Consolidated Implementation Fund	(427,965,003)	(307,957,016)
International Developed Equity Allocation Fund	—	(134,339,489)
International Equity Allocation Fund	(1,541,558)	(118,343,264)
Consolidated SGM Major Markets Fund	—	—
Strategic Opportunities Allocation Fund	—	—

As of February 28, 2023, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Consolidated Alternative Allocation Fund	196,939,742	12,566,021	(22,980,123)	(10,414,102)	(1,715,319)
Benchmark-Free Allocation Fund	4,826,435,714	—	(421,011,034)	(421,011,034)	—
Benchmark-Free Fund	1,379,015,327	77,561,445	(237,015,551)	(159,454,106)	(65,657)
Global Asset Allocation Fund	406,090,197	1,355,283	(67,711,407)	(66,356,124)	—
Global Developed Equity Allocation Fund	71,393,002	1,418,193	(5,795,499)	(4,377,306)	—
Global Equity Allocation Fund	724,655,604	3,088,525	(137,777,197)	(134,688,672)	—
Consolidated Implementation Fund	4,080,796,294	289,213,474	(749,300,768)	(460,087,294)	(1,119,561)
International Developed Equity Allocation Fund	276,991,962	—	(49,760,497)	(49,760,497)	—
International Equity Allocation Fund	604,527,311	—	(112,353,528)	(112,353,528)	—
Consolidated SGM Major Markets Fund*	232,825,333	40,549	(103,220,774)	(103,180,225)	(482,201)
Strategic Opportunities Allocation Fund	200,156,897	15,155,145	(26,979,695)	(11,824,550)	—

*

$124,058,622, ($101,900,670) and ($101,900,670) of the Fund’s Aggregate Cost ($), Gross Unrealized (Depreciation) ($) and Net Unrealized Appreciation (Depreciation) ($), respectively, relate to the Fund’s wholly-owned subsidiary.

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings

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February 28, 2023

may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2023, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

During the year ended February 28, 2023, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

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February 28, 2023

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of February 28, 2023, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Benchmark-Free Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.
Benchmark-Free Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.25% of the amount invested or redeemed.
Global Asset Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.15% of the amount invested or redeemed.
Global Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
Global Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.18% of the amount invested or redeemed.
Implementation Fund	For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.
International Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
International Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.25% of the amount invested or redeemed.
Strategic Opportunities Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.

Recently-issued accounting guidance

In June 2022, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update 2022-03, “Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”(“ASU 2022-03”). The amendments in ASU 2022-03 apply to all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify guidance for fair value measurement of an equity security subject to a contractual sale restriction and establish new disclosure requirements for such equity securities. The amendments in ASU 2022-03 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023 with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements.

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February 28, 2023

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk	X	X	X	X				X		X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Event-Driven Risk	X	X						X			X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X				X		X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X		X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

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February 28, 2023

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

MARKET RISK — EQUITIES. The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, a Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Funds need a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

•

DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund may create short investment exposure selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

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February 28, 2023

•	CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment (if any) in its wholly-owned subsidiary and the underlying funds (including underlying GMO Funds and ETFs) in which it invests, including the risk that its wholly-owned subsidiary (if any) and those underlying funds will not perform as expected. Because a Fund bears the fees and expenses of the underlying funds in which it invests, an increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•

LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•	COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to the risk that a Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

•

COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or collateral or otherwise honor its obligations.

•

EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

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February 28, 2023

•

ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent a Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•

MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect particular economies and markets as well as global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

Russia’s invasion of Ukraine beginning in February 2022 has had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. For example, in response to Russia’s actions, various governments, including the United States, issued a series of broad-ranging economic sanctions against Russia that, among other things (i) prohibit doing business with certain Russian companies, financial institutions and individuals (e.g., officials); (ii) the removal of Russian banks from the Society for Worldwide Interbank Financial Telecommunications (commonly referred to as “SWIFT”), the electronic banking network that connects banks globally; and (iii) restrict the Russian Central Bank from undermining the impact of the sanctions. In retaliation for the sanctions and other actions by the U.S. and other countries, Russia has imposed strict capital controls limiting the ability of foreigners to trade on the Moscow Stock Exchange and to sell, receive or deliver assets held in the custody of local Russian banks (such as equities of Russian companies and Rubles). These actions by the United States and other countries have adversely affected (and similar actions in the future could adversely affect) the Russian economy and the value and liquidity of Russian securities. In particular, where a Fund holds securities of a Russian issuer that is subject to blocking sanctions imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control, those securities will be frozen and consequently unable to be sold or transferred. Moreover, the Russia/Ukraine conflict and related actions (such as those described above) have, and could continue to have, an adverse effect on global markets and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian issuers.

•

FOCUSED INVESTMENT RISK. Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

•

MARKET RISK — ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security.

•

LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•

NON-DIVERSIFIED FUNDS. Alternative Allocation Fund and SGM Major Markets Fund are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Funds’ performance more than if the Funds were a diversified investment company.

4.	Derivative financial instruments

During the year ended February 28, 2023, only Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, Consolidated SGM Major Markets Fund, and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

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Notes to Financial Statements — (Continued)

February 28, 2023

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long

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futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2023, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund	Benchmark- Free Fund	Consolidated Implementation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X
Manage against anticipated currency exchange rate changes	X		X
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X
Adjust interest rate exposure	X			X
Maintain the diversity and liquidity of the portfolio	X	X	X	X
Substitute for direct investment				X

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Consolidated
	Consolidated			SGM	Strategic
	Alternative	Benchmark-	Consolidated	Major	Opportunities
	Allocation	Free	Implementation	Markets	Allocation
Type of Derivative and Objective for Use (continued)	Fund	Fund	Fund	Fund	Fund
Options (Purchased)
Substitute for direct equity investment	X		X
Options (Written)
Substitute for direct equity investment	X		X
Swap contracts
Achieve exposure to a reference entity’s credit	X		X
Adjust exposure to certain markets				X
Adjust interest rate exposure	X	X	X	X
Substitute for direct investment in securities	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased

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option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

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Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or

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disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2023 and the Statements of Operations for the year ended February 28, 2023^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

				Foreign	Interest
	Credit	Commodity	Equity	Currency	Rate
	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Consolidated Alternative Allocation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$1,290,869	$—	$1,290,869
Unrealized Appreciation on Futures Contracts¤	—	165,534	398,397	—	146,728	710,659
Swap Contracts, at value¤	7,907,211	—	407,046	—	2,325,154	10,639,411

Total	$7,907,211	$165,534	$805,443	$1,290,869	$2,471,882	$12,640,939

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(818,439)	$—	$(818,439)
Unrealized Depreciation on Futures Contracts¤	—	(103,109)	(557,674)	—	(16,059)	(676,842)
Written Options, at value	(91,162)	—	(1,180,314)	—	—	(1,271,476)
Swap Contracts, at value¤	(2,541,464)	—	(124,013)	—	(1,880,438)	(4,545,915)

Total	$(2,632,626)	$(103,109)	$(1,862,001)	$(818,439)	$(1,896,497)	$(7,312,672)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(2,151)	$—	$(229,929)	$(232,080)
Futures Contracts	—	406,003	234,609	—	1,746,983	2,387,595
Written Options	—	—	(405,572)	—	749,738	344,166
Swap Contracts	2,302,270	(288,322)	1,119,535	—	(2,588,895)	544,588
Forward Currency Contracts	—	—	—	(5,993,187)	—	(5,993,187)

Total	$2,302,270	$117,681	$946,421	$(5,993,187)	$(322,103)	$(2,948,918)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$—	$—	$(19,359)	$(19,359)
Futures Contracts	—	62,425	459,161	—	(94,422)	427,164
Written Options	37,396	—	(172,807)	—	—	(135,411)
Swap Contracts	(1,240,676)	—	496,498	—	1,365,070	620,892
Forward Currency Contracts	—	—	—	1,904,162	—	1,904,162

Total	$(1,203,280)	$62,425	$782,852	$1,904,162	$1,251,289	$2,797,448

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				Foreign	Interest
	Credit	Commodity	Equity	Currency	Rate
	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$448,540	$—	$448,540
Swap Contracts, at value¤	—	—	730,289	—	2,726,041	3,456,330

Total	$—	$—	$730,289	$448,540	$2,726,041	$3,904,870

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(562,651)	$—	$(562,651)
Swap Contracts, at value¤	—	—	—	—	(2,776,265)	(2,776,265)

Total	$—	$—	$—	$(562,651)	$(2,776,265)	$(3,338,916)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$46,020,438	$—	$—	$46,020,438
Swap Contracts	—	—	14,948,225	—	(12,945,162)	2,003,063
Forward Currency Contracts	—	—	—	715,353	—	715,353

Total	$—	$—	$60,968,663	$715,353	$(12,945,162)	$48,738,854

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(20,222,689)	$—	$—	$(20,222,689)
Swap Contracts	—	—	(312,653)	—	779,673	467,020
Forward Currency Contracts	—	—	—	434,285	—	434,285

Total	$—	$—	$(20,535,342)	$434,285	$779,673	$(19,321,384)

Consolidated Implementation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$5,321,932	$—	$5,321,932
Unrealized Appreciation on Futures Contracts¤	—	762,282	1,866,229	—	653,626	3,282,137
Swap Contracts, at value¤	155,320	—	3,514,056	—	19,775,772	23,445,148

Total	$155,320	$762,282	$5,380,285	$5,321,932	$20,429,398	$32,049,217

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(6,102,855)	$—	$(6,102,855)
Unrealized Depreciation on Futures Contracts¤	—	(478,416)	(2,485,887)	—	(62,223)	(3,026,526)
Written Options, at value	—	—	(2,838,687)	—	—	(2,838,687)
Swap Contracts, at value¤	(384,832)	—	(579,637)	—	(20,062,369)	(21,026,838)

Total	$(384,832)	$(478,416)	$(5,904,211)	$(6,102,855)	$(20,124,592)	$(32,994,906)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$15,525	$—	$—	$15,525
Futures Contracts	—	5,110,169	127,682,784	—	8,097,186	140,890,139
Written Options	—	—	1,061,715	—	—	1,061,715
Swap Contracts	(149,626)	—	15,397,879	—	(12,110,008)	3,138,245
Forward Currency Contracts	—	—	—	(20,013,196)	—	(20,013,196)

Total	$(149,626)	$5,110,169	$144,157,903	$(20,013,196)	$(4,012,822)	$125,092,428

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$62,806	$—	$—	$62,806
Futures Contracts	—	(946,758)	(46,072,671)	—	(200,015)	(47,219,444)
Written Options	—	—	278,514	—	—	278,514
Swap Contracts	(183,867)	—	898,193	—	4,739,268	5,453,594
Forward Currency Contracts	—	—	—	5,235,136	—	5,235,136

Total	$(183,867)	$(946,758)	$(44,833,158)	$5,235,136	$4,539,253	$(36,189,394)

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				Foreign	Interest
	Credit	Commodity	Equity	Currency	Rate
	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$807,354	$—	$807,354
Unrealized Appreciation on Futures Contracts¤	—	329,801	808,051	—	294,513	1,432,365
Swap Contracts, at value¤	—	—	682,712	—	—	682,712

Total	$—	$329,801	$1,490,763	$807,354	$294,513	$2,922,431

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(806,355)	$—	$(806,355)
Unrealized Depreciation on Futures Contracts¤	—	(207,277)	(1,042,357)	—	(26,695)	(1,276,329)
Swap Contracts, at value¤	—	—	(294,036)	—	—	(294,036)

Total	$—	$(207,277)	$(1,336,393)	$(806,355)	$(26,695)	$(2,376,720)

Net Realized Gain (Loss) on
Futures Contracts	$—	$3,296,703	$(3,589,398)	$—	$4,494,853	$4,202,158
Swap Contracts	—	—	827,298	—	—	827,298
Forward Currency Contracts	—	—	—	(6,858,168)	—	(6,858,168)

Total	$—	$3,296,703	$(2,762,100)	$(6,858,168)	$4,494,853	$(1,828,712)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(727,856)	$2,858,735	$—	$(329,222)	$1,801,657
Swap Contracts	—	—	1,120,017	—	—	1,120,017
Forward Currency Contracts	—	—	—	300,089	—	300,089

Total	$—	$(727,856)	$3,978,752	$300,089	$(329,222)	$3,221,763

Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$—	$99,263	$—	$—	$99,263

Total	$—	$—	$99,263	$—	$—	$99,263

Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$582,171	$—	$—	$582,171

Total	$—	$—	$582,171	$—	$—	$582,171

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(46,249)	$—	$—	$(46,249)

Total	$—	$—	$(46,249)	$—	$—	$(46,249)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a

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February 28, 2023

decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 28, 2023, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2023:

Consolidated Alternative Allocation Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Bank of America, N.A.	$93,304	$(15,106)	$(33,335)	$44,863
Barclays Bank PLC	312,253	(89,357)	(160,639)	62,257
Citibank N.A.	613,963	(499,082)	(114,881)	—	*
Deutsche Bank AG	30,992	—	(30,992)	—
Goldman Sachs International	2,363,582	(2,205,919)	(157,663)	—	*
JPMorgan Chase Bank, N.A.	1,603,442	(152,616)	(1,089,626)	361,200
Merrill Lynch Capital Services, Inc.	490,875	—	(275,091)	215,784
Morgan Stanley & Co. International PLC	3,873,498	(3,240,000)	(524,332)	109,166
Morgan Stanley Capital Services LLC	115,102	(10,000)	—	105,102
State Street Bank and Trust Company	549,737	(335,819)	(30,226)	183,692
UBS AG	124,504	—	(54,191)	70,313

Total	$10,171,252	$(6,547,899)	$(2,470,976)	$1,152,377

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February 28, 2023

Consolidated Alternative Allocation Fund (Continued)

	Gross Derivative		Derivative	Net Amount
	Liabilities Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreement	Pledged	Available for Offset	Liabilities
Bank of America, N.A.	$(33,335)	$—	$33,335	$—
Barclays Bank PLC	(160,639)	—	160,639	—
Citibank N.A.	(114,881)	—	114,881	—
Citigroup Global Markets Inc.	(167,516)	—	—	(167,516)
Deutsche Bank AG	(50,163)	19,171	30,992	—	*
Goldman Sachs International	(157,663)	—	157,663	—
JPMorgan Chase Bank, N.A.	(1,089,626)	—	1,089,626	—
Merrill Lynch Capital Services, Inc.	(275,091)	—	275,091	—
Morgan Stanley & Co. International PLC	(524,332)	—	524,332	—
Morgan Stanley & Co. LLC	(1,200,245)	1,200,245	—	—	*
State Street Bank and Trust Company	(30,226)	—	30,226	—
UBS AG	(54,191)	—	54,191	—

Total	$(3,857,908)	$1,219,416	$2,470,976	$(167,516)

Benchmark-Free Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Bank of America, N.A.	$357	$—	$(357)	$—
Barclays Bank PLC	285,208	—	(102,609)	182,599
Citibank N.A.	4,501	—	(4,501)	—
Deutsche Bank AG	15,206	—	—	15,206
Goldman Sachs International	74,851	—	(23,157)	51,694
JPMorgan Chase Bank, N.A.	12,789	—	(12,789)	—
Morgan Stanley & Co. International PLC	101,165	—	(101,165)	—
Morgan Stanley Capital Services LLC	668,582	(379,000)	—	289,582
State Street Bank and Trust Company	16,170	—	(12,906)	3,264

Total	$1,178,829	$(379,000)	$(257,484)	$542,345

	Gross Derivative		Derivative	Net Amount
	Liabilities Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreement	Pledged	Available for Offset	Liabilities
Bank of America, N.A.	$(23,826)	$—	$357	$(23,469)
Barclays Bank PLC	(102,609)	—	102,609	—
Citibank N.A.	(5,340)	—	4,501	(839)
Goldman Sachs International	(23,157)	—	23,157	—
JPMorgan Chase Bank, N.A.	(55,987)	36,987	12,789	(6,211)
Morgan Stanley & Co. International PLC	(338,826)	90,969	101,165	(146,692)
State Street Bank and Trust Company	(12,906)	—	12,906	—

Total	$(562,651)	$127,956	$257,484	$(177,211)

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February 28, 2023

Consolidated Implementation Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Bank of America, N.A.	$198,703	$—	$(198,703)	$—
Barclays Bank PLC	2,269,561	(840,000)	(964,233)	465,328
Citibank N.A.	32,663	—	(32,663)	—
Deutsche Bank AG	208,392	—	(208,392)	—
Goldman Sachs International	617,934	(201,148)	(416,786)	—	*
JPMorgan Chase Bank, N.A.	1,005,884	—	(571,951)	433,933
Morgan Stanley & Co. International PLC	1,412,801	—	(1,412,801)	—
Morgan Stanley Capital Services LLC	2,125,796	(1,620,000)	—	505,796
State Street Bank and Trust Company	324,510	(128,212)	(196,298)	—	*
UBS AG	795,064	(398,226)	(372,297)	24,541

Total	$8,991,308	$(3,187,586)	$(4,374,124)	$1,429,598

	Gross Derivative		Derivative	Net Amount
	Liabilities Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreement	Pledged	Available for Offset	Liabilities
Bank of America, N.A.	$(252,108)	$12,793	$198,703	$(40,612)
Barclays Bank PLC	(964,233)	—	964,233	—
Citibank N.A.	(38,904)	—	32,663	(6,241)
Deutsche Bank AG	(241,002)	32,610	208,392	—	*
Goldman Sachs International	(416,786)	—	416,786	—
JPMorgan Chase Bank, N.A.	(571,951)	—	571,951	—
Morgan Stanley & Co. International PLC	(3,839,975)	2,427,174	1,412,801	—	*
Morgan Stanley & Co. LLC	(2,838,687)	2,838,687	—	—	*
State Street Bank and Trust Company	(196,298)	—	196,298	—
UBS AG	(372,297)	—	372,297	—

Total	$(9,732,241)	$5,311,264	$4,374,124	$(46,853)

Consolidated SGM Major Markets Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Barclays Bank PLC	$19,620	$—	$(19,620)	$—
Deutsche Bank AG	43,562	—	(43,562)	—
Goldman Sachs International	321,773	—	(184,378)	137,395
JPMorgan Chase Bank, N.A.	360,444	(107,000)	(15,951)	237,493
Morgan Stanley & Co. International PLC	286,705	—	(286,705)	—
State Street Bank and Trust Company	90,043	(4,831)	(44,952)	40,260
UBS AG	367,919	—	(133,638)	234,281

Total	$1,490,066	$(111,831)	$(728,806)	$649,429

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February 28, 2023

Consolidated SGM Major Markets Fund (Continued)

	Gross Derivative		Derivative	Net Amount
	Liabilities Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreement	Pledged	Available for Offset	Liabilities
Barclays Bank PLC	$(52,363)	$—	$19,620	$(32,743)
Deutsche Bank AG	(107,725)	45,929	43,562	(18,234)
Goldman Sachs International	(184,378)	—	184,378	—
JPMorgan Chase Bank, N.A.	(15,951)	—	15,951	—
Morgan Stanley & Co. International PLC	(561,384)	—	286,705	(274,679)
State Street Bank and Trust Company	(44,952)	—	44,952	—
UBS AG	(133,638)	—	133,638	—

Total	$(1,100,391)	$45,929	$728,806	$(325,656)

Strategic Opportunities Allocation Fund

	Gross Derivative		Derivative	Net Amount
	Assets Subject to	Collateral	Assets/Liabilities	of Derivative
Counterparty	Master Agreements	Received	Available for Offset	Assets
Goldman Sachs International	$9,259	$—	$—	$9,259
Morgan Stanley Capital Services LLC	90,004	—	—	90,004

Total	$99,263	$—	$—	$99,263

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2023:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	183,920,953	89,765,808	46,748,417	913	713,474,652
Benchmark-Free Fund	152,641,647	115,160,263	—	—	679,374,114
Consolidated Implementation Fund	1,146,238,409	713,601,994	—	3,612	4,384,207,260
Consolidated SGM Major Markets Fund	131,355,356	231,230,498	—	—	49,844,487
Strategic Opportunities Allocation Fund	—	—	—	—	3,983,555

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February 28, 2023

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	0.85%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II		Class III	Class IV		Class V		Class VI	Class MF	Class R6	Class I
Alternative Allocation Fund	0.22	%*	0.15%*	0.105	%*	0.085	%*	0.055%		0.22%	0.22%
Benchmark-Free Allocation Fund			0.15%	0.10%					0.10%	0.15%	0.15%
SGM Major Markets Fund			0.15%	0.10	%*			0.055%		0.15%*	0.15%

*	Class is offered but has no shareholders as of February 28, 2023.

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

211

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February 28, 2023

For each Fund (prior to June 30, 2022), other than Alternative Allocation Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For the period starting June 30, 2022, for Implementation Fund and SGM Major Markets Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.01% of the Funds’ average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund (the “Fund), GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

For the year ended February 28, 2023, GMO did not recoup any previously recorded waivers and/or reimbursements.

On February 28, 2023, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025	Expiring the year ending February 28, 2026
Alternative Allocation Fund, Class VI	$136,191	$245,810	$214,691
Alternative Allocation Fund, Class R6	$235	$185	$41
Alternative Allocation Fund, Class I	$145,615	$264,576	$466,588

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

212

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February 28, 2023

These contractual waivers and reimbursements will continue through at least June 30, 2023 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, GMO has contractually agreed to waive or reduce the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. In addition, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2023, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2023 is shown in the table below and is included in the Statements of Operations.

213

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February 28, 2023

Fund Name	Independent Trustees and their legal counsel ($)
Consolidated Alternative Allocation Fund	9,524
Benchmark-Free Allocation Fund	221,637
Benchmark-Free Fund	64,683
Global Asset Allocation Fund	17,230
Global Developed Equity Allocation Fund	3,747
Global Equity Allocation Fund	65,284
Consolidated Implementation Fund	194,127
International Developed Equity Allocation Fund	9,752
International Equity Allocation Fund	24,303
Consolidated SGM Major Markets Fund	10,321
Strategic Opportunities Allocation Fund	7,499

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2023, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Consolidated Alternative Allocation Fund	0.023%
Benchmark-Free Allocation Fund	0.400%*
Benchmark-Free Fund	0.117%
Global Asset Allocation Fund	0.662%*
Global Developed Equity Allocation Fund	0.516%
Global Equity Allocation Fund	0.557%
International Developed Equity Allocation Fund	0.605%
International Equity Allocation Fund	0.654%
Strategic Opportunities Allocation Fund	0.342%

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2023, Strategic Opportunities Allocation Fund engaged in cross trade sales in the amount of $8,936,387 with net realized losses of $1,366,724.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2023 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	159,402,253	321,312,409	212,063,776	330,751,860
Benchmark-Free Allocation Fund	—	893,829,335	—	1,447,357,988
Benchmark-Free Fund	144,608,964	1,249,509,042	193,345,041	1,454,374,591
Global Asset Allocation Fund	—	129,478,223	—	359,250,179
Global Developed Equity Allocation Fund	—	28,359,121	—	38,471,458

214

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February 28, 2023

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government	Investments (Non-U.S.	U.S. Government	Investments (Non-U.S.
Fund Name	Securities	Government Securities)	Securities	Government Securities)
Global Equity Allocation Fund	—	454,098,569	—	1,242,592,453
Consolidated Implementation Fund	545,532,858	3,924,238,070	580,916,074	4,267,631,827
International Developed Equity Allocation Fund	—	31,781,791	—	19,760,084
International Equity Allocation Fund	—	56,354,928	—	160,312,181
Consolidated SGM Major Markets Fund	114,765,278	—	232,992,078	—
Strategic Opportunities Allocation Fund	10,919,557	126,324,506	29,219,543	141,741,579

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of February 28, 2023

			Percentage of
			outstanding shares of
	Number of		the Fund held by those
	shareholders that held		shareholders owning
	more than 10% of the		greater than 10% of the
	outstanding shares of		outstanding shares of
Fund Name	the Fund		the Fund
Alternative Allocation Fund	3	‡	86.14%
Benchmark-Free Allocation Fund	1		24.50%
Benchmark-Free Fund	3		40.15%
Global Asset Allocation Fund	1		21.27%
Global Developed Equity Allocation Fund	2		99.80%
Global Equity Allocation Fund	3		61.50%
Implementation Fund	1	‡	100.00%
International Developed Equity Allocation Fund	2		95.46%
International Equity Allocation Fund	4		89.58%
SGM Major Markets Fund	2	#	91.26%
Strategic Opportunities Allocation Fund	3		84.45%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

215

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Notes to Financial Statements — (Continued)

February 28, 2023

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
Consolidated Alternative Allocation Fund
Class VI:
Shares sold	248,004	$4,519,995	451,346	$8,431,840
Shares issued to shareholders in reinvestment of distributions	32,535	566,438	350,410	6,442,811
Shares repurchased	(4,855,485)	(86,707,512)	(5,696,131)	(106,350,858)

Net increase (decrease)	(4,574,946)	$(81,621,079)	(4,894,375)	$(91,476,207)

Class R6:
Shares sold	296	$5,338	2,173	$39,785
Shares issued to shareholders in reinvestment of distributions	14	239	831	15,298
Shares repurchased	(1,299)	(22,947)	(27,006)	(500,411)

Net increase (decrease)	(989)	$(17,370)	(24,002)	$(445,328)

Class I:
Shares sold	2,656,932	$47,445,755	6,111,527	$113,826,130
Shares issued to shareholders in reinvestment of distributions	40,690	704,752	190,953	3,500,091
Shares repurchased	(2,957,606)	(52,585,684)	(12,228,627)	(232,055,396)

Net increase (decrease)	(259,984)	$(4,435,177)	(5,926,147)	$(114,729,175)

Benchmark-Free Allocation Fund
Class III:
Shares sold	6,170,726	$153,112,114	6,218,317	$163,296,953
Shares issued to shareholders in reinvestment of distributions	1,700,038	41,055,923	1,502,582	38,090,456
Shares repurchased	(13,268,957)	(323,224,193)	(25,965,137)	(690,286,283)

Net increase (decrease)	(5,398,193)	$(129,056,156)	(18,244,238)	$(488,898,874)

Class IV:
Shares sold	6,932,185	$170,895,298	9,376,363	$249,787,539
Shares issued to shareholders in reinvestment of distributions	1,108,221	26,763,533	1,019,586	25,846,502
Shares repurchased	(14,851,062)	(366,844,337)	(31,796,804)	(829,350,870)

Net increase (decrease)	(6,810,656)	$(169,185,506)	(21,400,855)	$(553,716,829)

Class MF:
Shares sold	2,625,655	$65,056,569	1,764,590	$46,575,757
Shares issued to shareholders in reinvestment of distributions	1,413,113	34,154,940	1,367,575	34,695,369
Shares repurchased	(14,268,897)	(347,835,107)	(15,595,646)	(411,391,047)

Net increase (decrease)	(10,230,129)	$(248,623,598)	(12,463,481)	$(330,119,921)

Class R6:
Shares sold	3,970,400	$97,481,607	3,354,486	$88,104,972
Shares issued to shareholders in reinvestment of distributions	348,177	8,401,511	231,232	5,857,098
Shares repurchased	(3,693,731)	(89,437,851)	(4,851,336)	(129,002,250)

Net increase (decrease)	624,846	$16,445,267	(1,265,618)	$(35,040,180)

216

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Notes to Financial Statements — (Continued)

February 28, 2023

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Fund (continued)
Class I:
Shares sold	4,738,564	$116,465,587	4,397,334	$116,032,792
Shares issued to shareholders in reinvestment of distributions	304,924	7,357,817	286,161	7,248,470
Shares repurchased	(6,742,198)	(163,274,941)	(2,900,373)	(76,507,018)

Net increase (decrease)	(1,698,710)	$(39,451,537)	1,783,122	$46,774,244

Benchmark-Free Fund
Class III:
Shares sold	1,484,656	$24,689,894	—	$—
Shares issued to shareholders in reinvestment of distributions	3,920,225	67,377,050	4,034,320	76,313,230
Shares repurchased	(26,235,497)	(470,868,019)	(29,222,706)	(564,384,055)

Net increase (decrease)	(20,830,616)	$(378,801,075)	(25,188,386)	$(488,070,825)

Global Asset Allocation Fund
Class III:
Shares sold	473,497	$14,575,090	1,002,856	$36,431,590
Shares issued to shareholders in reinvestment of distributions	357,538	10,298,498	920,717	31,925,106
Shares repurchased	(8,400,721)	(259,575,083)	(3,947,615)	(142,005,422)

Net increase (decrease)	(7,569,686)	$(234,701,495)	(2,024,042)	$(73,648,726)

Class R6:
Shares sold	64,764	$1,982,932	106,284	$3,777,306
Shares issued to shareholders in reinvestment of distributions	11,108	319,734	19,569	679,038
Shares repurchased	(188,328)	(5,666,318)	(4,570,426)	(166,223,124)

Net increase (decrease)	(112,456)	$(3,363,652)	(4,444,573)	$(161,766,780)

Class I:
Shares sold	466,367	$13,525,172	50,466	$1,828,908
Shares issued to shareholders in reinvestment of distributions	18,361	528,965	21,862	758,336
Shares repurchased	(420,725)	(12,679,758)	(275,252)	(9,978,958)

Net increase (decrease)	64,003	$1,374,379	(202,924)	$(7,391,714)

Global Developed Equity Allocation Fund
Class III:
Shares issued to shareholders in reinvestment of distributions	259,677	$5,190,290	380,228	$9,954,295
Shares repurchased	(739,254)	(15,371,367)	(245,335)	(6,979,443)

Net increase (decrease)	(479,577)	$(10,181,077)	134,893	$2,974,852

Global Equity Allocation Fund
Class III:
Shares sold	1,532,903	$37,757,925	1,623	$50,000
Shares issued to shareholders in reinvestment of distributions	3,990,115	92,127,935	3,748,182	114,586,982
Shares repurchased	(37,940,588)	(937,379,548)	(3,319,307)	(106,672,406)

Net increase (decrease)	(32,417,570)	$(807,493,688)	430,498	$7,964,576

217

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Notes to Financial Statements — (Continued)

February 28, 2023

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
Global Equity Allocation Fund (continued)
Class R6:
Shares sold	1,173,061	$29,466,929	29,814	$945,665
Shares issued to shareholders in reinvestment of distributions	19,127	441,589	17,711	541,431
Shares repurchased	(44,928)	(1,113,582)	(25,923)	(837,307)

Net increase (decrease)	1,147,260	$28,794,936	21,602	$649,789

Class I:
Shares sold	170,599	$4,396,674	16,756	$528,647
Shares issued to shareholders in reinvestment of distributions	16,381	377,718	6,260	191,269
Shares repurchased	(75,618)	(1,802,725)	(5,730)	(184,132)

Net increase (decrease)	111,362	$2,971,667	17,286	$535,784

Consolidated Implementation Fund
Core Class:
Shares sold	27,254,347	$330,599,610	17,972,770	$234,356,377
Shares issued to shareholders in reinvestment of distributions	11,299,681	132,069,652	12,158,465	150,035,453
Shares repurchased	(107,765,470)	(1,293,197,003)	(126,745,748)	(1,639,490,784)

Net increase (decrease)	(69,211,442)	$(830,527,741)	(96,614,513)	$(1,255,098,954)

International Developed Equity Allocation Fund
Class III:
Shares sold	2,054,507	$30,234,734	1,325,004	$23,754,550
Shares issued to shareholders in reinvestment of distributions	368,396	5,246,314	509,965	8,777,681
Shares repurchased	(1,541,811)	(23,674,258)	(1,049,987)	(18,578,827)

Net increase (decrease)	881,092	$11,806,790	784,982	$13,953,404

Class R6:
Shares sold	28,805	$427,463	40,654	$734,355
Shares issued to shareholders in reinvestment of distributions	22,740	323,823	31,628	544,452
Shares repurchased	(26,596)	(382,957)	(53,617)	(965,399)

Net increase (decrease)	24,949	$368,329	18,665	$313,408

International Equity Allocation Fund
Class III:
Shares sold	1,109,511	$28,343,983	221,915	$7,458,093
Shares issued to shareholders in reinvestment of distributions	513,528	12,524,610	913,296	29,091,830
Shares repurchased	(5,222,926)	(144,440,511)	(4,811,910)	(155,557,290)

Net increase (decrease)	(3,599,887)	$(103,571,918)	(3,676,699)	$(119,007,367)

Class R6:
Shares sold	318,017	$8,752,419	168,085	$5,589,401
Shares issued to shareholders in reinvestment of distributions	414,604	10,107,910	481,805	15,335,754
Shares repurchased	(898,761)	(22,014,901)	(556,099)	(18,171,988)

Net increase (decrease)	(166,140)	$(3,154,572)	93,791	$2,753,167

218

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Notes to Financial Statements — (Continued)

February 28, 2023

	Year Ended		Year Ended
	February 28, 2023		February 28, 2022
	Shares	Amount	Shares	Amount
Consolidated SGM Major Markets Fund
Class III:
Shares sold	207,587	$5,795,420	665,260	$20,088,895
Shares issued to shareholders in reinvestment of distributions	1,124	29,625	1,205	35,766
Shares repurchased	(1,210,226)	(33,150,649)	(486,422)	(14,257,990)

Net increase (decrease)	(1,001,515)	$(27,325,604)	180,043	$5,866,671

Class VI:
Shares sold	597	$16,927	1,958,773	$61,237,349
Shares issued to shareholders in reinvestment of distributions	475,727	12,534,788	723,031	21,457,199
Shares repurchased	(3,289,239)	(89,638,909)	(5,419,611)	(160,325,548)

Net increase (decrease)	(2,812,915)	$(77,087,194)	(2,737,807)	$(77,631,000)

Class I:
Shares sold	101,479	$2,869,440	884,435	$26,693,141
Shares issued to shareholders in reinvestment of distributions	39,730	1,043,505	40,852	1,208,514
Shares repurchased	(684,304)	(18,390,403)	(647,184)	(18,902,142)

Net increase (decrease)	(543,095)	$(14,477,458)	278,103	$8,999,513

Strategic Opportunities Allocation Fund
Class III:
Shares sold	1,043,303	$16,819,874	407,969	$8,475,000
Shares issued to shareholders in reinvestment of distributions	819,400	12,262,878	2,573,255	51,157,762
Shares repurchased	(2,895,646)	(47,123,159)	(16,664,409)	(361,479,168)

Net increase (decrease)	(1,032,943)	$(18,040,407)	(13,683,185)	$(301,846,406)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2023 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$6,060,878	$—	$233,376	$—	$—	$(306,279)	$5,754,599
GMO Emerging Markets Fund, Class VI	9,811,873	—	8,145,879	104,779	—	(3,146,257)	1,480,263	—

Totals	$9,811,873	$6,060,878	$8,145,879	$338,155	$—	$(3,146,257)	$1,173,984	$5,754,599

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$115,273,843	$140,209,129	$—	$25,609,130	$—	$—	$(30,043,761)	$225,439,211

219

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Fund (continued)
GMO High Yield Fund, Class VI	$—	$150,791,758	$57,480,000	$6,525,802		$265,956	$1,087,784	$(3,729,525)	$90,670,017
GMO Implementation Fund	4,681,432,538	462,663,953	1,293,197,002	132,069,652		—	(67,259,706)	(49,186,947)	3,734,452,836
GMO Opportunistic Income Fund, Class VI	183,719,672	131,711,558	40,813,277	8,463,024		2,748,534	(3,036,145)	(8,142,873)	263,438,935
GMO SGM Major Markets Fund, Class VI	141,735,622	8,452,937	55,867,709	2,754,904		5,698,032	(10,395,751)	4,661,781	88,586,880

Totals	$5,122,161,675	$893,829,335	$1,447,357,988	$175,422,512		$8,712,522	$(79,603,818)	$(86,441,325)	$4,402,587,879

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class VI	$48,097,631	$46,433,342	$—	$9,433,342		$—	$—	$(11,410,689)	$83,120,284
GMO Emerging Markets Fund, Class VI	34,016,640	—	30,376,060	—		—	(8,199,771)	4,559,191	—
GMO High Yield Fund, Class VI	—	77,221,091	11,000,000	4,587,190		133,901	190,438	(2,676,750)	63,734,779
GMO Opportunistic Income Fund, Class VI	91,945,071	1,998,978	20,500,000	2,782,728		1,319,462	(198,526)	(4,609,894)	68,635,629
GMO Resources Fund	—	63,505,821	16,220,000	2,111,386		3,154,435	(3,903,419)	(2,301,153)	41,081,249
GMO SGM Major Markets Fund, Class VI	60,781,806	3,843,412	32,500,000	1,227,946		2,615,466	(4,964,150)	1,914,404	29,075,472
GMO U.S. Treasury Fund	10,090,292	105,425,734	114,202,520	—	*	—	(124,846)	41,801	1,230,461

Totals	$244,931,440	$298,428,378	$224,798,580	$20,142,592		$7,223,264	$(17,200,274)	$(14,483,090)	$286,877,874

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$130,004,197	$5,078,340	$86,650,030	$—		$558,341	$(9,371,807)	$9,350,811	$48,411,511
GMO Asset Allocation Bond Fund, Class VI	37,983,141	3,474,703	17,266,124	157,843		—	(712,199)	(3,365,849)	20,113,672
GMO Emerging Country Debt Fund, Class VI	18,116,964	1,358,606	6,400,000	1,358,606		—	(2,571,105)	(35,565)	10,468,900
GMO Emerging Markets ex-China Fund, Class VI	27,671,845	11,907,038	11,376,422	1,004,120		90,494	(3,265,336)	(1,583,044)	23,354,081
GMO Emerging Markets Fund, Class VI	68,376,141	11,131,024	37,565,470	2,436,131		—	(13,622,831)	(2,321,175)	25,997,689
GMO High Yield Fund, Class VI	—	9,284,625	2,136,785	498,926		15,699	(2,924)	(276,378)	6,868,538
GMO International Equity Fund, Class IV	107,093,353	8,728,933	48,383,157	2,738,896		—	(3,582,243)	(2,102,160)	61,754,726
GMO-Usonian Japan Value Creation Fund, Class VI	24,981,389	1,191,147	9,227,123	156,750		804,397	(1,287,814)	(1,862,553)	13,795,046
GMO Multi-Sector Fixed Income Fund, Class IV	56,164,303	19,194,688	28,517,096	779,679		—	(5,320,500)	(861,511)	40,659,884
GMO Opportunistic Income Fund, Class VI	19,591,715	1,654,325	10,100,726	403,538		170,787	(533,972)	(207,844)	10,403,498
GMO Quality Cyclicals Fund, Class VI	20,219,676	1,766,248	9,571,627	316,381		1,044,382	1,569,790	(3,615,302)	10,368,785
GMO Quality Fund, Class VI	12,268,439	4,548,667	5,848,561	119,580		899,637	923,586	(2,317,432)	9,574,699

220

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Small Cap Quality Fund, Class VI	$—	$11,844,426	$2,427,458	$7,082	$832,169	$81,671	$1,156,161	$10,654,800
GMO U.S. Equity Fund, Class VI	61,434,084	5,193,304	46,608,629	516,130	2,276,653	(6,787,882)	3,440,301	16,671,178
GMO U.S. Opportunistic Value Fund, Class VI	—	25,103,805	2,315,000	33,805	—	20,140	199,119	23,008,064
GMO U.S. Small Cap Value Fund, Class VI	39,124,376	2,723,764	29,568,549	311,448	1,885,586	(5,823,113)	605,330	7,061,808
GMO U.S. Treasury Fund	1,879	5,294,580	5,287,422	4,726	—	(1,011)	10	8,036

Totals	$623,031,502	$129,478,223	$359,250,179	$10,843,641	$8,578,145	$(50,287,550)	$(3,797,081)	$339,174,915

Global Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,198,953	$2,516,161	$1,320,000	$268,165	$23,977	$(718,946)	$(467,828)	$5,208,340
GMO Emerging Markets Fund, Class VI	2,322,106	562,145	2,324,018	32,146	—	(991,127)	430,894	—
GMO International Equity Fund, Class IV	35,410,730	1,390,251	8,326,440	1,390,251	—	444,029	(2,873,145)	26,045,425
GMO-Usonian Japan Value Creation Fund, Class VI	3,551,214	176,878	555,000	31,478	145,400	(127,919)	(391,930)	2,653,243
GMO Quality Cyclicals Fund, Class VI	4,855,891	447,349	800,000	101,788	345,561	101,613	(752,091)	3,852,762
GMO Quality Fund, Class VI	10,955,561	4,544,140	4,135,000	129,062	989,079	425,057	(2,321,015)	9,468,743
GMO Small Cap Quality Fund, Class VI	—	3,802,457	400,000	2,671	299,785	32,353	401,767	3,836,577
GMO U.S. Equity Fund, Class VI	15,406,078	2,222,608	12,326,000	220,187	802,421	(972,425)	(262,822)	4,067,439
GMO U.S. Opportunistic Value Fund, Class VI	—	12,016,920	2,000,000	16,920	—	(71,465)	95,371	10,040,826
GMO U.S. Small Cap Value Fund, Class VI	9,077,255	680,212	6,285,000	113,530	566,682	(1,466,449)	(194,494)	1,811,524

Totals	$86,777,788	$28,359,121	$38,471,458	$2,306,198	$3,172,905	$(3,345,279)	$(6,335,293)	$66,984,879

Global Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$109,848,838	$56,326,707	$85,820,000	$5,486,155	$495,551	(16,056,512)	$(6,726,628)	$57,572,405
GMO Emerging Markets Fund, Class VI	234,294,075	53,555,581	157,395,000	13,340,582	—	(53,265,042)	(10,325,352)	66,864,262
GMO International Equity Fund, Class IV	558,402,561	30,040,035	360,423,227	19,740,035	—	(24,716,488)	(9,582,837)	193,720,044
GMO-Usonian Japan Value Creation Fund, Class VI	64,071,354	5,765,903	37,086,524	555,558	2,640,345	(5,654,370)	(3,551,446)	23,544,917
GMO Quality Cyclicals Fund, Class VI	88,997,330	7,690,898	56,835,000	1,770,896	5,920,002	6,470,978	(17,554,022)	28,770,184
GMO Quality Fund, Class VI	217,951,740	21,269,342	136,240,318	2,309,151	17,875,190	4,706,369	(36,149,633)	71,537,500
GMO Small Cap Quality Fund, Class VI	—	67,481,819	46,960,000	47,304	4,289,516	6,807,117	2,422,053	29,750,989

221

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Equity Allocation Fund (continued)
GMO U.S. Equity Fund, Class VI	$142,993,024	$33,172,484	$134,532,384	$1,981,180		$6,891,303	(18,586,181)	$6,652,499	$29,699,442
GMO U.S. Opportunistic Value Fund, Class VI	—	160,225,600	91,755,000	225,600		—	1,684,389	666,472	70,821,461
GMO U.S. Small Cap Value Fund, Class VI	163,718,031	18,570,200	135,545,000	1,865,617		10,259,584	(31,606,365)	1,965,869	17,102,735

Totals	$1,580,276,953	$454,098,569	$1,242,592,453	$47,322,078		$48,371,491	$(130,216,105)	$(72,183,025)	$589,383,939

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$12,509,088	$259,258,208	$270,489,651	$—	*	$—	$(218,844)	$60,867	$1,119,668

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$16,722,440	$5,540,527	$664,160	$703,820		$74,309	$(349,240)	$(3,233,409)	$18,016,158
GMO International Equity Fund, Class IV	204,248,674	24,203,258	17,989,552	7,768,743		—	(1,085,812)	(9,434,546)	199,942,022
GMO-Usonian Japan Value Creation Fund, Class VI	9,520,380	2,038,006	1,106,372	86,410		393,375	(229,605)	(1,049,680)	9,172,729

Totals	$230,491,494	$31,781,791	$19,760,084	$8,558,973		$467,684	$(1,664,657)	$(13,717,635)	$227,130,909

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$51,415,947	$6,736,482	$8,810,000	$1,642,550		$181,351	$(2,886,231)	$(6,847,242)	$39,608,956
GMO Emerging Markets Fund, Class VI	195,154,856	28,209,322	33,520,000	10,901,507		—	(8,126,214)	(40,800,909)	140,917,055
GMO International Equity Fund, Class IV	404,162,685	19,185,527	110,852,181	12,232,611		—	(1,492,366)	(19,410,855)	291,592,810
GMO-Usonian Japan Value Creation Fund, Class VI	28,241,638	2,223,597	7,130,000	203,510		972,803	(1,112,699)	(2,532,964)	19,689,572

Totals	$678,975,126	$56,354,928	$160,312,181	$24,980,178		$1,154,154	$(13,617,510)	$(69,591,970)	$491,808,393

Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$8,106,380	$935,169	$1,255,000	$935,169		$—	$(676,063)	$(723,835)	$6,386,651
GMO Emerging Markets ex-China Fund, Class VI	14,945,997	6,301,557	1,375,000	741,543		60,014	(686,469)	(2,314,600)	16,871,485
GMO Emerging Markets Fund, Class VI	30,720,697	4,434,048	10,225,000	1,534,048		—	(4,125,405)	(4,136,240)	16,668,100
GMO International Equity Fund, Class IV	31,835,141	1,773,348	7,265,000	1,073,348		—	435,000	(2,187,039)	24,591,450
GMO-Usonian Japan Value Creation Fund, Class VI	—	9,936,387	—	—		—	—	139,147	10,075,534
GMO Multi-Sector Fixed Income Fund, Class IV	6,442,772	7,857,471	2,420,000	207,471		—	(278,876)	(836,211)	10,765,156
GMO Quality Fund, Class VI	12,951,749	1,136,516	4,855,000	129,315		1,007,201	181,608	(2,006,103)	7,408,770
GMO Small Cap Quality Fund, Class VI	—	6,576,959	—	4,579		572,380	—	755,892	7,332,851

222

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2023

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund (continued)
GMO U.S. Equity Fund, Class VI	$19,532,079	$3,179,662	$11,380,000	$249,304	$930,358	$128,100	$(1,689,090)	$9,770,751
GMO U.S. Opportunistic Value Fund, Class VI	—	17,966,531	1,375,000	23,889	—	13,614	195,619	16,800,764
GMO U.S. Small Cap Value Fund, Class VI	16,286,703	1,197,062	14,422,642	182,025	1,015,037	(2,389,507)	(671,616)	—
GMO U.S. Treasury Fund	4,509,502	102,704	498,000	102,684	—	(4,000)	(14,930)	4,095,276

Totals	$145,331,020	$61,397,414	$55,070,642	$5,183,375	$3,584,990	$(7,401,998)	$(13,489,006)	$130,766,788

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $86,240 and $186,068 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the year.

11.	Subsequent events

Subsequent to February 28, 2023, GMO International Equity Allocation Fund received redemption requests in the amount of $140,420,774.

223

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Alternative Allocation Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO SGM Major Markets Fund, and GMO Strategic Opportunities Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations, of changes in net assets and of cash flows for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, and the results of each of their operations, the changes in each of their net assets and of each of their cash flows for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund	Statement of assets and liabilities, including the schedule of investments, as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, and the financial highlights for each of the periods indicated therein.

GMO Benchmark-Free Fund, GMO Strategic Opportunities Allocation Fund	Statement of asset and liabilities, including the schedule of investments, as of February 28, 2023, the related statement of operations and of cash flows for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, and the financial highlights for each of the periods indicated therein.

GMO Alternative Allocation Fund, GMO Implementation Fund	Consolidated statement of asset and liabilities, including the consolidated schedule of investments, as of February 28, 2023, the related consolidated statement of operations and of cash flows for the year ended February 28, 2023, the consolidated statement of changes in net assets for each of the two years in the period ended February 28, 2023, and the consolidated financial highlights for each of the periods indicated therein.

GMO SGM Major Markets Fund	Consolidated statement of asset and liabilities, including the consolidated schedule of investments, as of February 28, 2023, the related consolidated statement of operations for the year ended February 28, 2023, the consolidated statement of changes in net assets for each of the two years in the period ended February 28, 2023, and the consolidated financial highlights for each of the periods indicated therein.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

224

Report of Independent Registered Public Accounting Firm - (Continued)

Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

April 27, 2023

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

225

GMO Trust Funds

Fund Expenses

February 28, 2023 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 28, 2023.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and supplemental support fees to Class MF and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2022 through February 28, 2023.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
Alternative Allocation Fund
Class VI	$1,000.00	$1,047.60	$6.96	$1,000.00	$1,018.00	$6.85	1.37%
Class R6	$1,000.00	$1,046.20	$8.22	$1,000.00	$1,016.76	$8.10	1.62%
Class I	$1,000.00	$1,046.10	$8.22	$1,000.00	$1,016.76	$8.10	1.62%
Benchmark-Free Allocation Fund
Class III	$1,000.00	$1,065.90	$4.87	$1,000.00	$1,020.08	$4.76	0.95%
Class IV	$1,000.00	$1,066.00	$4.61	$1,000.00	$1,020.33	$4.51	0.90%
Class MF	$1,000.00	$1,065.80	$4.61	$1,000.00	$1,020.33	$4.51	0.90%
Class R6	$1,000.00	$1,066.00	$4.87	$1,000.00	$1,020.08	$4.76	0.95%
Class I	$1,000.00	$1,065.20	$5.38	$1,000.00	$1,019.59	$5.26	1.05%
Benchmark-Free Fund
Class III	$1,000.00	$1,066.10	$2.61	$1,000.00	$1,022.27	$2.56	0.51%
Global Asset Allocation Fund
Class III	$1,000.00	$1,051.20	$3.05	$1,000.00	$1,021.82	$3.01	0.60%
Class R6	$1,000.00	$1,050.90	$3.05	$1,000.00	$1,021.82	$3.01	0.60%
Class I	$1,000.00	$1,050.60	$3.56	$1,000.00	$1,021.32	$3.51	0.70%
Global Developed Equity Allocation Fund
Class III	$1,000.00	$1,096.60	$2.81	$1,000.00	$1,022.12	$2.71	0.54%
Global Equity Allocation Fund
Class III	$1,000.00	$1,080.70	$2.94	$1,000.00	$1,021.97	$2.86	0.57%
Class R6	$1,000.00	$1,080.20	$2.94	$1,000.00	$1,021.97	$2.86	0.57%
Class I	$1,000.00	$1,080.00	$3.46	$1,000.00	$1,021.47	$3.36	0.67%

226

GMO Trust Funds

Fund Expenses — (Continued)

February 28, 2023 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
Implementation Fund
Core Class	$1,000.00	$1,074.30	$1.65	$1,000.00	$1,023.21	$1.61	0.32%
International Developed Equity Allocation Fund
Class III	$1,000.00	$1,139.70	$3.29	$1,000.00	$1,021.72	$3.11	0.62%
Class R6	$1,000.00	$1,139.70	$3.29	$1,000.00	$1,021.72	$3.11	0.62%
International Equity Allocation Fund
Class III	$1,000.00	$1,087.60	$3.42	$1,000.00	$1,021.52	$3.31	0.66%
Class R6	$1,000.00	$1,087.60	$3.42	$1,000.00	$1,021.52	$3.31	0.66%
SGM Major Markets Fund
Class III	$1,000.00	$1,085.30	$5.27	$1,000.00	$1,019.74	$5.11	1.02%
Class VI	$1,000.00	$1,085.60	$4.76	$1,000.00	$1,020.23	$4.61	0.92%
Class I	$1,000.00	$1,084.50	$5.79	$1,000.00	$1,019.24	$5.61	1.12%
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,067.30	$3.38	$1,000.00	$1,021.52	$3.31	0.66%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2023, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

227

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2023 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended February 28, 2023:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income (1)(2)	Interest- Related Dividend Income ($)(3)	Short-Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(4)	Foreign Source Income ($)(4)	Section 199A Dividend Income (non-corporate shareholders) ($)(5)
Alternative Allocation Fund	—	—	—	—	—	1,882,802	—	—	—
Benchmark-Free Allocation Fund	11.35%	73.43%	11.85%	20,003,547	—	—	—	—	262,843
Benchmark-Free Fund	6.02%	49.10%	7.75%	7,182,866	—	—	—	—	1,304
Global Asset Allocation Fund	10.84%	52.28%	3.26%	988,552	—	—	584,592	6,673,195	1,150
Global Developed Equity Allocation Fund	23.24%	96.66%	—	—	—	2,981,732	121,394	1,871,029	419
Global Equity Allocation Fund	14.15%	74.40%	—	1,123,312	—	43,939,821	3,317,489	40,980,736	6,888
Implementation Fund	11.61%	75.07%	10.10%	18,156,269	—	—	—	—	262,843
International Developed Equity Allocation Fund	—	100.00%	—	—	—	522,076	508,721	8,664,304	—
International Equity Allocation Fund	—	83.08%	—	—	—	—	2,003,357	23,354,064	—
SGM Major Markets Fund	—	—	46.85%	1,341,896	—	14,738,104	—	—	—
Strategic Opportunities Allocation Fund	9.93%	49.98%	2.11%	1,255,044	1,675,475	6,478,493	543,980	6,127,709	672

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(4)

The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders. All amounts presented above are based upon net investment income earned.

(5)	The Funds hereby designate the above qualified business income under Section 199A of the Code.

In early 2024, the Funds will notify applicable shareholders of amounts for use in preparing 2023 U.S. federal income tax forms.

228

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 28, 2023. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 53 State Street, Suite 3300, Boston, MA 02109. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Ms. Santoro, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	33	Director, BeiGene Ltd. (biotech).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Professor of Finance (Since July 1, 2011) and Peter Moores Dean and Professor of Finance (July 1, 2011 – June 30, 2022) University of Oxford, Said Business School; Baker Foundation Professor, Harvard Business School (Since July 1, 2022).	33	None.

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired	33	Trustee HIMCO Variable Insurance Trust (27 Portfolios) April 2014 – April 2019).

229

\Interested Trustee and Officer

Dina Santoro[2] YOB: 1973	Trustee; President of the Trust	Trustee and President of the Trust since February 2023.	Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); President, Chief Executive Officer, and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (September 2022 – December 2022); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 –December 2022); Chief Operating Officer, Voya Investment Management (January 2022 –December 2022); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017-December 2022). Formerly, President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018-September 2022); Director, Voya Funds Services, LLC (March 2018-September 2022).	33	Voya Separate Portfolios Trust (July 2018 – December 2022).

1	The Fund Complex includes series of each of GMO Trust.
2	Ms. Santoro is an “interested person” of the Trust, as such term is used in the 1940 Act (as “Interested Trustee”), by virtue of her positions with the Trust and GMO indicated in the table above.

Officers

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years*

Dina Santoro YOB: 1973	Trustee; President of the Trust	Trustee and President since February 2023.	Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); President, Chief Executive Officer, and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (September 2022 – February 2023); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 –February 2023); Chief Operating Officer, Voya Investment Management (January 2022 –February 2023); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017-February 2023); Formerly, President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018-September 2022); Director, Voya Funds Services, LLC (March 2018-September 2022).

Tara Pari YOB: 1976	Chief Executive Officer	Chief Executive Officer since November 2020.	Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – November 2020); Head of Fund Reporting and Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 to present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present).

230

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years*

Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).

John L. Nasrah YOB: 1977		Since March 2007.	Head of Tax, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 - present); Head of Fund Tax, Grantham, Mayo, Van Otterloo & Co. LLC (2018 - 2020).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present).

Devin Kelly YOB: 1984	Assistant Treasurer	Since June 2020.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2012 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016 – present); Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007 – March 2016).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

231

AR-022823-AA

Item 2. Code of Ethics.

As of February 28, 2023, the registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 (the “Code of Ethics”). During the year ended February 28, 2023 there were no substantive amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee. The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services. *

(a)

AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2023 and 2022 were $1,632,394 and $1,438,194, respectively.

(b)

AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2023 and 2022 for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $28,518 and $31,227, respectively. The aggregate fees billed in 2023 and 2022 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $423,269 and $336,225, respectively.

(c)

TAX FEES: The aggregate fees billed to the registrant in 2023 and 2022 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations, were $741,910 and $544,982, respectively. The aggregate fees billed in 2023 and 2022 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $0 and $0, respectively.

(d)

ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2023 or 2022.

(e)

(1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)	(2) None.

(f)	Not applicable.

(g)

NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2023 and 2022 for non-audit services rendered to the registrant and the registrant’s Service Affiliates were $1,228,697 and $947,435, respectively. For the fiscal year ended February 28, 2023, this amount reflects the amounts disclosed above in Item 4(b), (c), (d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2022, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services by the registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

*	Includes information regarding all series of GMO Trust.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item  13. Exhibits.

(a)(1) Code of Ethics described in Item 2 is attached hereto as EX-99.CODEETH.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Chief Executive Officer
Date: May 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Principal Executive Officer
Date: May 3, 2023

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer
Date: May 3, 2023